As filed with the U.S. Securities and Exchange Commission on March 29, 2004

File No. 33-33980

File No. 811-6067

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.                 ☐

Post-Effective Amendment No. 42          ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐

Amendment No. 43        ☒

(Check appropriate box or boxes.)

DIMENSIONAL INVESTMENT GROUP INC.

(Exact Name of Registrant as Specified in Charter)

1299 Ocean Avenue, 11th Floor, Santa Monica CA	90401
(Address of Principal Executive Office)	(Zip Code)

Registrant’s Telephone Number, including Area Code (310) 395-8005

Catherine L. Newell, Esquire, Vice President and Secretary

Dimensional Investment Group Inc.,

1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401

(Name and Address of Agent for Service)

Please send copies of all communications to:

Mark A. Sheehan, Esquire

Stradley, Ronon, Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103

(215) 564-8027

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☒	on March 29, 2004 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Trustees and principal officers of The DFA Investment Trust Company also have executed this registration statement.

Title of Securities Being Registered:

AAM/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

AAM/DFA TWO-YEAR FIXED INCOME PORTFOLIO

AAM/DFA TWO-YEAR GOVERNMENT PORTFOLIO

DFA INTERNATIONAL VALUE PORTFOLIO III

U.S. LARGE CAP VALUE PORTFOLIO III

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

U.S. SMALL CAP VALUE PORTFOLIO II

DFA INTERNATIONAL VALUE PORTFOLIO II

U.S. LARGE CAP VALUE PORTFOLIO II

DFA INTERNATIONAL VALUE PORTFOLIO IV

EMERGING MARKETS PORTFOLIO II

THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO

U.S. LARGE COMPANY PORTFOLIO K

U.S. LARGE CAP VALUE PORTFOLIO K

U.S. SMALL XM VALUE PORTFOLIO K

U.S. SMALL CAP PORTFOLIO K

DFA INTERNATIONAL VALUE PORTFOLIO K

EMERGING MARKETS PORTFOLIO K

DFA ONE-YEAR FIXED INCOME PORTFOLIO K

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO K

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

GLOBAL EQUITY PORTFOLIO

GLOBAL 60/40 PORTFOLIO

GLOBAL 25/75 PORTFOLIO

DFA INTERNATIONAL VALUE PORTFOLIO

CONTENTS

This Post-Effective Amendment No. 42/43 to Registration File Nos. 33-33980/811-6067 includes the following:

1.	FACING PAGE (1)

2.	CONTENTS PAGE

3.	PART A—Prospectus relating to the Registrant’s AAM/DFA U.S. High Book to Market Portfolio, AAM/DFA Two-Year Fixed Income Portfolio and AAM/DFA Two-Year Government Portfolio series of shares

4.	PART A—Prospectus relating to the Registrant’s DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II series of shares

5.	PART A—Prospectus relating to Registrant’s U.S. Small Cap Value Portfolio II series of shares

6.	PART A—Prospectus relating to Registrant’s DFA International Value Portfolio II series of shares

7.	PART A—Prospectus relating to Registrant’s U.S. Large Cap Value Portfolio II series of shares

8.	PART A—Prospectus relating to Registrant’s DFA International Value Portfolio IV and Emerging Markets Portfolio II series of shares

9.	PART A—Prospectus relating to Registrant’s The DFA U.S. Small Cap Institutional Portfolio series of shares

10.	PART A—Prospectus relating to Registrant’s U.S. Large Company Portfolio K, U.S. Large Cap Value Portfolio K, U.S. Small XM Value Portfolio K, U.S. Small Cap Portfolio K, DFA International Value Portfolio K, Emerging Markets Portfolio K, DFA One-Year Fixed Income Portfolio K and DFA Two-Year Global Fixed Income Portfolio K series of shares

11.	PART A—Prospectus relating to Registrant’s U.S. Large Company Institutional Index Portfolio series of shares

12.	PART A—Prospectus relating to the Registrant’s Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio series of shares

13.	PART A—Prospectus (1)

14.	PART B—Statement of Additional Information relating to the Registrant’s AAM/DFA U.S. High Book to Market Portfolio, AAM/DFA Two-Year Fixed Income Portfolio and AAM/DFA Two-Year Government Portfolio series of shares

15.	PART B—Statement of Additional Information relating to the Registrant’s DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II series of shares

16.	PART B—Statement of Additional Information relating to the Registrant’s U.S. Small Cap Value Portfolio II series of shares

17.	PART B—Statement of Additional Information relating to the Registrant’s DFA International Value Portfolio II series of shares

18.	PART B—Statement of Additional Information relating to the Registrant’s U.S. Large Cap Value Portfolio II series of shares

19.	PART B—Statement of Additional Information relating to the Registrant’s DFA International Value Portfolio IV and Emerging Markets Portfolio II series of shares

20.	PART B—Statement of Additional Information relating to the Registrant’s The DFA U.S. Small Cap Institutional Portfolio series of shares

21.	PART B—Statement of Additional Information relating to the Registrant’s U.S. Large Company Portfolio K, U.S. Large Cap Value Portfolio K, U.S. Small XM Value Portfolio K, U.S. Small Cap Portfolio K, DFA International Value Portfolio K, Emerging Markets Portfolio K, DFA One-Year Fixed Income Portfolio K and DFA Two-Year Global Fixed Income Portfolio K series of shares

22.	PART B—Statement of Additional Information relating to the Registrant’s U.S. Large Company Institutional Index Portfolio series of shares

23.	PART B—Statement of Additional Information relating to the Registrant’s Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio series of shares

24.	PART B—Statement of Additional Information (1)

25.	PART C—Other Information

26.	SIGNATURES

(1)	The Prospectus and Statement of Additional Information relating to the Registrant’s DFA International Value Portfolio series of shares, dated March 29, 2004, are incorporated into this filing by reference to the electronic filing of 1933 Act/1940 Act Post-Effective Amendment Nos. 70/71 to the Registration Statement of DFA Investment Dimensions Group Inc., filed March 26, 2004 (File Nos. 2-73948/811-3258) pursuant to Rule 485(b) of the 1933 Act.

P R O S P E C T U S

March 29, 2004

Please carefully read the important information it contains before investing.

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

The two investment companies described in this Prospectus (DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc.) each offer a variety of investment portfolios. Each of the Portfolios described in this Prospectus has its own investment objective and policies, and is the equivalent of a separate mutual fund. AAM/DFA International High Book To Market Portfolio is offered by

DFA Investment Dimensions Group Inc. The other listed Portfolios are part of Dimensional

Investment Group Inc. The four Portfolios:  •  Are exclusively available to clients of Assante Asset Management Inc.  •  Do not charge sales commissions or “loads.”  •  Are designed for long-term investors.

AAM/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

AAM/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

AAM/DFA TWO-YEAR FIXED INCOME PORTFOLIO

AAM/DFA TWO-YEAR GOVERNMENT PORTFOLIO

The Securities and Exchange Commission has not approved or disapproved these securities or passed on the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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RISK/RETURN SUMMARY
About the Portfolios

F    A Master Fund buys securities directly. A corresponding Feeder Portfolio invests in the Master Fund’s shares. The two have the same gross investment returns.

F    Market capitalization means the number of shares of a company’s stock outstanding, as determined by the Advisor, times price per share.

F    Market capitalization weighted means the amount of a stock in an index or portfolio is keyed to that stock’s market capitalization compared to all eligible stocks. The higher the stock’s relative market cap, the greater its representation.

F    Market capitalization weighted approach means investing on a market capitalization weighted basis, which may include adjusting that weighting to consider such factors as free float, trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions. See “Market Capitalization Weighted Approach.”

F    Total market capitalization with respect to the U.S. markets is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), American Stock Exchange (“AMEX”) or Nasdaq National Market® (“Nasdaq”).

Some Portfolios Have Special Structures: Certain Portfolios, called “Feeder Portfolios,” do not buy individual securities directly. Instead, they invest in corresponding funds called “Master Funds.” Master Funds in turn purchase stocks, bonds and/or other securities.

Possible Complications: The Master-Feeder structure is relatively complex. While this structure is designed to reduce costs, it may not do so. As a result, a Feeder Portfolio might encounter operational or other complications.

Management

Dimensional Fund Advisors Inc. (the “Advisor”) is the investment manager for each non-Feeder Portfolio and all Master Funds. (A Feeder Portfolio does not need an investment manager.) Assante Asset Management Inc. provides shareholders with client services such as performance reporting.

Equity Investment Approach:

The Advisor believes that equity investing should involve a long-term view and a focus on asset class (e.g., large company stocks) selection, not stock picking. It places priority on limiting expenses, portfolio turnover, and trading costs. Many other investment managers concentrate on reacting to price movements and choosing individual securities.

Portfolio construction: Generally, the Advisor structures a portfolio by:

1.      Selecting a starting universe of securities (for example, all publicly traded U.S. common stocks).

2.      Creating a sub-set of companies meeting the Advisor’s investment guidelines.

3.      Excluding certain companies after analyzing various factors (for example, solvency).

4.      Purchasing stocks using a market capitalization weighted approach.

Fixed Income Investment Approach:

Portfolio construction: Generally, the Advisor structures a portfolio by:

1.      Setting a maturity range.

2.      Implementing the Advisor’s quality and eligibility guidelines.

3.      Purchasing securities with a view to balancing the objective of maximizing returns consistent with preservation of capital.

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Investment Objectives and Strategies

F    “Value Stocks”: Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends or book value.

F    In selecting value stocks, the Advisor primarily considers price relative to book value.

F    AAM/DFA International High Book To Market Portfolio’s foreign currency risks generally are not hedged.

Equity Portfolios:

AAM/DFA U.S. High Book to Market Portfolio

•        Investment Objective: Long-term capital appreciation.

•        Investment Strategy: Purchase shares of a Master Fund that buys value stocks of large United States companies using a market capitalization weighted approach.

•        Principal Risk: Market Risk.

AAM/DFA International High Book to Market Portfolio

•        Investment Objective: Long-term capital appreciation.

•        Investment Strategy: Purchase shares of a Master Fund that buys value stocks of large non-U.S. companies using a market capitalization weighted approach in each applicable country.

•        Principal Risks: Market Risk and Foreign Securities and Currencies Risk.

Fixed Income Portfolios:

AAM/DFA Two-Year Fixed Income Portfolio

•        Investment Objective: Maximize total returns consistent with the preservation of capital.

•        Investment Strategy: Seek to maximize risk-adjusted total returns from a universe of high quality, U.S. issued, dollar-denominated fixed income securities with maturities of no more than two years. These fixed income securities may include securities of the U.S. government and its agencies, domestic and foreign corporations and supranational organizations (e.g., the World Bank). The Portfolio intends to concentrate investments in the banking industry under certain conditions.

•        Principal Risks: Market Risk, Interest Rate Risk, Credit Risk and Risks of Banking Concentration.

AAM/DFA Two-Year Government Portfolio

•        Investment Objective: Maximize total returns available from the universe of debt obligations of the U.S. government and U.S. government agencies consistent with preservation of capital.

•        Investment Strategy: Seek to maximize risk-adjusted total returns from a universe of obligations of the U.S. government and its agencies maturing in two years or less. The Portfolio may also enter into repurchase agreements backed by U.S. government securities.

•        Principal Risks: Market Risk, Interest Rate Risk and Credit Risk.

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Principal Risks

Market Risk (All Portfolios): Even a long-term investment approach cannot guarantee a profit. Economic, political and issuer specific events will cause the value of securities, and the Portfolios that own them, to rise or fall. Because the value of your investment in a Portfolio will fluctuate, there is a risk that you will lose money.

Foreign Securities and Currencies Risk (AAM/DFA International High Book to Market Portfolio): Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar).

Interest Rate Risk (Fixed Income Portfolios): Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, securities with longer maturities are more sensitive to these price changes.

Credit Risk (Fixed Income Portfolios): Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact a Portfolio’s performance. While securities directly issued or guaranteed by the U.S. Treasury and agencies and instrumentalities that are backed by the full faith and credit of the U.S. government present little credit risk, securities issued or guaranteed by other agencies or instrumentalities or by private issuers may have greater credit risks. Government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and interest.

Risks of Banking Concentration (AAM/DFA Two-Year Fixed Income Portfolio): The AAM/DFA Two-Year Fixed Income Portfolio will change to concentrate its assets (invest more than 25% of its total assets) in obligations of U.S. and/or foreign banks and bank holding companies when the yield to maturity on these instruments exceeds the yield to maturity on all other eligible portfolio investments of similar quality for a period of five consecutive days when the New York Stock Exchange (“NYSE”) is open for trading. Focus on the banking industry would link the performance of the AAM/DFA Two-Year Fixed Income Portfolio to changes in performance of the banking industry generally. For example, a change in the market’s perception of the riskiness of banks compared to non-banks would cause the Portfolio’s values to fluctuate.

Other Information
Securities Lending:

Non-Feeder Portfolios and Master Funds may lend their portfolio securities to generate additional income. If they do so, they will use various strategies (for example, only making fully collateralized loans) to reduce related risks.

Commodity Pool Operator Exemption:
Each Portfolio and Master Fund is operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

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Risk and Return Bar Charts and Tables

The Bar Charts and Tables immediately following illustrate the variability of each Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolios. The Bar Chart for each Portfolio shows the changes in performance from year to year. The Table for each Portfolio illustrates how annualized one year, five year, and ten year (or since inception, if shorter) returns, both before and after taxes, compare with those of a broad measure of market performance. The after-tax returns presented for each Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the Tables. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolios through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale. Past performance (before and after taxes) is not an indication of future results.

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FEES AND EXPENSES

These tables describe the fees and expenses you may pay if you buy and hold shares of the Portfolios.

        Shareholder Fees (fees paid directly from your investment): None*

*	Most shares of the Portfolios that will be purchased through omnibus accounts maintained by securities firms may be subject to a service fee or commission on such purchases.

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Portfolio assets)

The expenses in the following tables are based on those incurred by the Portfolios and the corresponding Master Funds for the fiscal year ended November 30, 2003.

Annual Fund Operating Expenses (as a percentage of average net assets)
AAM/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO(1)(2)
Management Fee	0.11%
Other Expenses	0.25%

Total Operating Expenses	0.36%

AAM/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO(1)(2)
Management Fee	0.21%
Other Expenses	0.34%

Total Operating Expenses	0.55%

AAM/DFA TWO-YEAR FIXED INCOME PORTFOLIO(2)
Management Fee	0.15%
Other Expenses	0.22%

Total Operating Expenses	0.37%

AAM/DFA TWO-YEAR GOVERNMENT PORTFOLIO(2)
Management Fee	0.15%
Other Expenses	0.20%

Total Operating Expenses	0.35%

(1)	Feeder Portfolio. The “Management Fee” includes an investment management fee payable by the Master Fund and an administration fee payable by the Feeder Portfolio. The amount set forth in “Other Expenses” represents the aggregate amount that is payable by both the Feeder Portfolio and the Master Fund.

(2)	“Other Expenses” include a client services fee payable to Assante Asset Management, Inc. (“AAM”) of 0.15%, 0.19%, 0.08% and 0.08% by the AAM/DFA U.S. High Book to Market Portfolio, the AAM/DFA International High Book to Market Portfolio, the AAM/DFA Two-Year Fixed Income Portfolio and the AAM/DFA Two-Year Government Portfolio, respectively.

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EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and current reimbursement fees may apply. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
AAM/DFA U.S. High Book to Market Portfolio	$37	$116	$202	$456
AAM/DFA International High Book to Market Portfolio	$56	$176	$307	$689
AAM/DFA Two-Year Fixed Income Portfolio	$38	$119	$208	$468
AAM/DFA Two-Year Government Portfolio	$36	$113	$197	$443

With respect to the Feeder Portfolios, the table summarizes the aggregate estimated annual operating expenses of both the Portfolios and the Master Funds in which the Portfolios invests.

SECURITIES LENDING REVENUE

For the fiscal year ended November 30, 2003, the following Master Funds received the following net revenues from a securities lending program, which constituted a percentage of the average daily net assets of the Master Fund (see “SECURITIES LOANS”):

Master Fund	Net Revenue	Percentage of Net Assets
The U.S. Large Cap Value Series	$216,000	0.01%
The DFA International Value Series	$1,427,000	0.12%

HIGHLIGHTS

Management and Administrative Services

Dimensional Fund Advisors Inc. (the “Advisor”) provides each Portfolio with administrative services and also serves as investment advisor to the non-Feeder Portfolios and the Master Funds. Assante Asset Management, Inc. (“AAM”) serves as client service agent to each Portfolio. See “MANAGEMENT OF THE FUNDS.”

Dividend Policy

The Portfolios distribute dividends from their net investment income quarterly (on a calendar basis) and distribute any realized net capital gains annually after the end of the fiscal year. See “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

Purchase, Valuation and Redemption of Shares

The shares of the Portfolios are offered at net asset value, which is calculated as of the close of the NYSE on each day that the NYSE is open for business. The value of the shares of each Feeder Portfolio will fluctuate in relation to the investment experience of the Master Fund in which it invests. The value of the shares of each non-Feeder Portfolio will fluctuate in relation to its own investment experience. The redemption price of a share of each Portfolio is equal to its net asset value. See “PURCHASE OF SHARES” and “REDEMPTION OF SHARES.”

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INVESTMENT OBJECTIVES AND POLICIES—EQUITY PORTFOLIOS

AAM/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

Investment Objective and Policies

The investment objective of the AAM/DFA U.S. High Book to Market Portfolio is to achieve long-term capital appreciation. The Portfolio pursues its objective by investing all of its assets in The U.S. Large Cap Value Series (the “U.S. Large Cap Value Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio. The U.S. Large Cap Value Series seeks to achieve its objective by investing in common stocks of large U.S. companies which the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, the Advisor may consider additional factors, such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time.

Portfolio Construction

Ordinarily, the U.S. Large Cap Value Series invests in the common stocks of large cap companies traded on a principal U.S. exchange or on the over-the-counter market that the Advisor determines to be value stocks. As of the date of this prospectus, the Advisor considers companies whose market capitalizations generally are in the highest 90% of total market capitalization to be large cap companies. For purposes of this prospectus, “total market capitalization” is based on the market capitalization of U.S. operating companies listed on the NYSE, AMEX or Nasdaq. On at least a semi-annual basis, the Advisor will review total market capitalization to prepare lists of large cap companies whose stock is eligible for investment by the U.S. Large Cap Value Series. As of December 31, 2003, generally, the market capitalization of a company in the highest 90% of total market capitalization was approximately $1672 million or above. This dollar amount may change due to market conditions. The U.S. Large Cap Value Series may invest in futures contracts and options on futures contracts. To the extent that the U.S. Large Cap Value Series invests in futures contracts and options thereon for other than bona fide hedging purposes, it will not purchase futures contracts or options thereon, if, as a result, more than 5% of its net assets would then consist of initial margin deposits and premiums required to establish such positions. As a non-fundamental policy, under normal circumstances, the U.S. Large Cap Value Series will invest at least 80% of its net assets in securities of U.S. companies. If the U.S. Large Cap Value Series changes this investment policy, AAM/DFA U.S. High Book to Market Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.

The total market capitalization range, and the value criteria used by the Advisor for the U.S. Large Cap Value Series, as described above, generally apply at the time of purchase by the U.S. Large Cap Value Series. The U.S. Large Cap Value Series is not required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet current value criteria. Similarly, the Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities that do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale. See “EQUITY PORTFOLIOS” in this prospectus.

AAM/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

Investment Objective and Policies

The investment objective of AAM/DFA International High Book to Market Portfolio is to achieve long-term capital appreciation. The Portfolio pursues its objective by investing all of its assets in The DFA International Value Series (the “International Value Series”) of the Trust, which has the same investment objective and policies as the Portfolio. The International Value Series seeks to achieve its objective by investing in the stocks of large non-U.S. companies that the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market

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value (a book to market ratio). In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time. As of the date of this Prospectus, the International Value Series may invest in the stocks of large companies in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As the Series’ asset growth permits, it may invest in the stocks of large companies in other developed markets. In addition, the International Value Series may continue to hold securities of developed market countries that are not listed above as authorized countries, but had been authorized for investment in the past.

Under normal market conditions, the International Value Series’ intends to invest its assets in companies organized, having a majority of their assets in or deriving a majority of their operating income in at least three non-U.S. countries, and no more than 40% of the Series’ assets will be invested in such companies in any one country. The International Value Series invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of International Depositary Receipts (“IDRs”) or American Depositary Receipts (“ADRs”). The International Value Series reserves the right to invest in index futures contracts to commit funds awaiting investment or to maintain liquidity.

The International Value Series intends to invest in the stocks of large companies in countries with developed markets. The Advisor determines company size on a country or regional specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalization. The Advisor then determines the universe of eligible stocks by defining the minimum market capitalization of a large company that may be purchased by the International Value Series with respect to each country or region. As of the date of this Prospectus, on an aggregate basis for the International Value Series, the Advisor considers large companies to be those companies with a market capitalization of at least $717 million. This threshold will vary by country or region. For example, as of the date of this Prospectus, the Advisor considers a large company in the European Monetary Union to have a market capitalization of at least $1526 million, a large company in Australia to have a market capitalization of at least $832 million and a large company in Hong Kong to have a market capitalization of at least $886 million. These dollar amounts will change due to market conditions.

The International Value Series intends to purchase securities within each applicable country using a market capitalization weighted approach. The Advisor, using this approach and its best judgment, will seek to set country weights based on the relative market capitalizations of eligible large companies within each country. As a result, the weightings of certain countries in the International Value Series may vary from their weightings in international indices, such as those published by FTSE International, Morgan Stanley Capital International or Citigroup.

EQUITY PORTFOLIOS

With respect to the Equity Portfolios and the Master Funds in which such Portfolios invest, investments will generally be made in eligible securities using a market capitalization weighted approach. See “MARKET CAPITALIZATION WEIGHTED APPROACH.” Securities will not be purchased or sold based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Securities which have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities will not be sold to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Securities, including those eligible for purchase, may be disposed of, however, at any time when, in the Advisor’s judgment, circumstances warrant their sale, including, but not limited to, tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the investment policy of each Portfolio and Master Fund.

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INVESTMENT OBJECTIVES AND POLICIES—FIXED INCOME PORTFOLIOS

AAM/DFA TWO-YEAR FIXED INCOME PORTFOLIO

The investment objective of AAM/DFA Two-Year Fixed Income Portfolio (formerly, the AAM/DFA Two-Year Corporate Fixed Income Portfolio) is to maximize total returns consistent with the preservation of capital. This objective will be pursued by investing in U.S. government obligations, U.S. government agency obligations, dollar-denominated obligations of foreign issuers issued in the U.S., bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations. As a non-fundamental policy, under normal circumstances, the AAM/DFA Two-Year Fixed Income Portfolio will invest at least 80% of its net assets in fixed income securities that mature within two years from the date of settlement. If the AAM/DFA Two-Year Fixed Income Portfolio changes this investment policy, it will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. The AAM/DFA Two-Year Fixed Income Portfolio principally invests in certificates of deposit, commercial paper, bankers’ acceptances, notes and bonds. The Portfolio will invest more than 25% of its total assets in obligations of U.S. and/or foreign banks and bank holding companies when the yield to maturity on these instruments exceeds the yield to maturity on all other eligible portfolio investments of similar quality for a period of five consecutive days when the NYSE is open for trading. (See “Investments in the Banking Industry.”) The AAM/DFA Two-Year Fixed Income Portfolio may invest in futures contracts and options on futures contracts. To the extent that it invests in futures contracts and options thereon for other than bona fide hedging purposes, it will not purchase futures contracts or options thereon, if, as a result, more than 5% of its net assets would then consist of initial margin deposits and premiums required to establish such positions.

AAM/DFA TWO-YEAR GOVERNMENT PORTFOLIO

The investment objective of the AAM/DFA Two-Year Government Portfolio is to maximize total returns available from the universe of debt obligations of the U.S. government and U.S. government agencies consistent with the preservation of capital. Generally, this objective will be pursued by acquiring U.S. government obligations and U.S. government agency obligations that mature within two years from the date of settlement. As a non-fundamental policy, under normal circumstances, the AAM/DFA Two-Year Government Portfolio will invest at least 80% of its net assets in government securities that mature within two years from the date of settlement. If the AAM/DFA Two-Year Government Portfolio changes this investment policy, it will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. The Portfolio may invest in futures contracts and options on futures contracts. To the extent that it invests in futures contracts and options thereon for other than bona fide hedging purposes, it will not purchase futures contracts or options thereon, if, as a result, more than 5% of its net assets would then consist of initial margin deposits and premiums required to establish such positions.

Description of Investments

The following is a description of the categories of investments which may be acquired by the Fixed Income Portfolios:

Permissible Categories
AAM/DFA Two-Year Fixed Income Portfolio	1-8
AAM/DFA Two-Year Government Portfolio	1, 2, 6

1.    U.S. Government Obligations—Debt securities issued by the U.S. Treasury which are direct obligations of the U.S. government, including bills, notes and bonds.

2.    U.S. Government Agency Obligations—Issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, which have different levels of credit support. The U.S. Government Agency Obligations include, but are not limited to, securities issued by agencies and instrumentalities of the U.S.

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Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae (formerly, the Government National Mortgage Association), including Ginnie Mae pass-through certificates. Other securities issued by agencies and instrumentalities sponsored by the U.S. government may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or are supported only by the credit of such agencies, such as Freddie Mac (formerly, the Federal Home Loan Mortgage Corporation) and Fannie Mae (formerly, the Federal National Mortgage Association).

3.    Corporate Debt Obligations—Non-convertible corporate debt securities (e.g., bonds and debentures) which are issued by companies whose commercial paper is rated Prime-1 by Moody’s Investors Service, Inc. (“Moody’s”) or A-1 by Standard & Poor’s Rating Group, a Division of The McGraw-Hill Companies (“S&P”) and dollar-denominated obligations of foreign issuers issued in the U.S. If the issuer’s commercial paper is unrated, then the debt security would have to be rated at least AA by S&P or Aa2 by Moody’s. If there is neither a commercial paper rating nor a rating of the debt security, then the Advisor must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least AA or Aa2.

4.    Bank Obligations—Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit) and bankers’ acceptances. Bank certificates of deposit will be acquired only if the bank has assets in excess of $1,000,000,000.

5.    Commercial Paper—Rated, at the time of purchase, A-1 or better by S&P or Prime-1 by Moody’s, or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated Aaa by Moody’s or AAA by S&P, and having a maximum maturity of nine months.

6.    Repurchase Agreements—Instruments through which the Portfolios purchase securities (“underlying securities”) from a bank, or a registered U.S. government securities dealer, with an agreement by the seller to repurchase the security at an agreed price, plus interest at a specified rate. The underlying securities will be limited to U.S. government and agency obligations described in (1) and (2) above. The Portfolios will not enter into a repurchase agreement with a duration of more than seven days if, as a result, more than 10% of the value of the Portfolio’s total assets would be so invested. The Portfolios also will only invest in repurchase agreements with a bank if the bank has at least $1,000,000,000 in assets and is approved by the Investment Committee of the Advisor. The Advisor will monitor the market value of the securities plus any accrued interest thereon so that they will at least equal the repurchase price.

7.    Foreign Government and Agency Obligations—Bills, notes, bonds and other debt securities issued or guaranteed by foreign governments or their agencies or instrumentalities.

8.    Supranational Organization Obligations—Debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.

The categories of investments that may be acquired by the AAM/DFA Two-Year Fixed Income and AAM/DFA Two-Year Government Portfolios may include both fixed and floating rate securities. Floating rate securities bear interest at rates that vary with prevailing market rates. Interest rate adjustments are made periodically (e.g., every six months), usually based on a money market index such as the London Interbank Offered Rate (LIBOR) or the Treasury bill rate.

Investments in the Banking Industry

The AAM/DFA Two-Year Fixed Income Portfolio will invest more than 25% of its total assets in obligations of U.S. and/or foreign banks and bank holding companies when the yield to maturity on these investments exceeds the yield to maturity on all other eligible portfolio investments for a period of five consecutive days when the NYSE is open for trading. This policy can only be changed by a vote of the shareholders of the Portfolio. Banks and bank holding companies are considered to constitute a single industry, the banking industry. When investment in such obligations exceeds 25% of the total net assets of the AAM/DFA

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Two-Year Fixed Income Portfolio, the Portfolio will be considered to be concentrating its investments in the banking industry. As of the date of this prospectus, the AAM/DFA Two-Year Fixed Income Portfolio is not concentrating its investments in the banking industry.

The types of bank and bank holding company obligations in which the AAM/DFA Two-Year Fixed Income Portfolio may invest include: dollar-denominated certificates of deposit, bankers’ acceptances, commercial paper and other debt obligations issued in the United States and which mature within two years of the date of settlement, provided such obligations meet the Portfolio’s established credit rating criteria as stated under “Description of Investments.” In addition, the AAM/DFA Two-Year Fixed Income Portfolio is authorized to invest more than 25% of its total assets in Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities.

Portfolio Strategy

The AAM/DFA Two-Year Fixed Income Portfolio will be managed with a view to capturing credit risk premiums and term or maturity premiums. The term “credit risk premium” means the anticipated incremental return on investment for holding obligations considered to have greater credit risk than direct obligations of the U.S. Treasury and “maturity risk premium” means the anticipated incremental return on investment for holding securities having maturities of longer than one month compared to securities having a maturity of one month. The Advisor believes that credit risk premiums are available largely through investment in high grade commercial paper, certificates of deposit and corporate obligations. The holding period for assets of the AAM/DFA Two-Year Fixed Income Portfolio will be chosen with a view to maximizing anticipated returns, net of trading costs.

The Fixed Income Portfolios are expected to have high portfolio turnover rates due to the relatively short maturities of the securities to be acquired. The rate of portfolio turnover will depend upon market and other conditions; it will not be a limiting factor when management believes that portfolio changes are appropriate. It is anticipated that the annual turnover rate of the AAM/DFA Two-Year Fixed Income Portfolio could be 0% to 200%, and the AAM/DFA Two-Year Government Portfolio could be 100% to 500%. Taxable distributions ordinarily increase with trading activity. While the Fixed Income Portfolios acquire securities in principal transactions and, therefore, do not pay brokerage commissions, the spread between the bid and asked prices of a security may be considered to be a “cost” of trading. Such costs ordinarily increase with trading activity. However, as stated above, securities ordinarily will be sold when, in the Advisor’s judgment, the monthly return of the AAM/DFA Two-Year Fixed Income Portfolio or the AAM/DFA Two-Year Government Portfolio will be increased as a result of portfolio transactions after taking into account the cost of trading. It is anticipated that securities will be acquired in the secondary markets for short term instruments.

MARKET CAPITALIZATION WEIGHTED APPROACH

The portfolio structures of the Master Funds in which the Equity Portfolios invest involve market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by the Advisor for a variety of factors. The Advisor may consider such factors as free float, trading strategies, liquidity management and other factors determined to be appropriate by the Advisor given market conditions. The Advisor may exclude the stock of a company that meets applicable market capitalization criterion if the Advisor determines, in its best judgment, that the purchase of such stock is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Adjustment for free float adjusts market capitalization weighting to exclude the share capital of a company that is not freely available for trading in the public equity markets by international investors. For example, the following types of shares may be excluded: (i) those held by strategic investors (such as governments, controlling shareholders and management), (ii) treasury shares, or (iii) shares subject to foreign ownership restrictions.

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Deviation from market capitalization weighting also will occur because the Advisor intends to purchase in round lots only. Furthermore, the Advisor may reduce the relative amount of any security held in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from market capitalization weighting. A further deviation may occur due to investments in privately placed convertible debentures.

Block purchases of eligible securities may be made at opportune prices, even though such purchases exceed the number of shares that, at the time of purchase, adherence to a market capitalization weighted approach would otherwise require. In addition, securities eligible for purchase or otherwise represented in a Master Fund may be acquired in exchange for the issuance of shares. See ‘‘PURCHASE OF SHARES—In Kind Purchases.’’ While such transactions might cause a deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of assets.

Changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On at least a semi-annual basis, the Advisor will prepare lists of companies whose stock is eligible for investment by a Master Fund. Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from the Advisor’s then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from market capitalization weighting. Such deviation could be substantial if a significant amount of holdings of a Master Fund change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or fix the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries may vary from their weighting in published international indices.

SECURITIES LOANS

The Portfolios and Master Funds are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While the Portfolios or Master Funds may earn additional income from lending securities, such activity is incidental to their investment objectives. For information concerning the revenue from securities lending see “SECURITIES LENDING REVENUE.” The value of securities loaned may not exceed 33 1/3% of the value of each Portfolio’s or Master Fund’s total assets. In connection with such loans, the Portfolio or the Master Fund will receive collateral consisting of cash or U.S. government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Portfolio or the Master Fund will be able to terminate the loan at any time, will receive reasonable compensation on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, a Portfolio or Master Fund could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures. Although each Feeder Fund is authorized to lend its portfolio securities, as long as it only holds shares of its Master Fund, it will not do so.

MANAGEMENT OF THE FUNDS

The Advisor serves as investment advisor to each of the Portfolios, except the Feeder Portfolios, and each Master Fund. As such, it is responsible for the management of their respective assets. Investment decisions for all non-Feeder Portfolios and Master Funds are made by the Investment Committee of the Advisor, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is primarily

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composed of certain officers and directors of the Advisor who are elected annually. The Advisor provides all non-Feeder Portfolios and Master Funds with a trading department and selects brokers and dealers to effect securities transactions.

Securities transactions are placed with a view to obtaining the best price and execution of such transactions. The Advisor is authorized to pay a higher commission to a broker, dealer or exchange member than another such organization might charge if it determines, in good faith, that the commission paid is reasonable in relation to the research or brokerage services provided by such organization.

For the advisory fees that the Portfolios have incurred for the fiscal year ended November 30, 2003, see “ANNUAL FUND OPERATING EXPENSES.” The Advisor was organized in May 1981, and is engaged in the business of providing investment management services to institutional investors. As of the date of this prospectus, assets under management total approximately $50 billion.

The DFA Investment Dimensions Group, Inc., Dimensional Investment Group Inc. (each a “Fund,” and collectively the “Funds”) and the Trust bear all of their own costs and expenses, including: services of its independent certified public accountants, legal counsel, brokerage commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses allocable to a particular Portfolio or Master Fund are so allocated. Expenses of a Fund which are not allocable to a particular Portfolio are borne by each Portfolio of that Fund on the basis of its relative net assets. Similarly, the expenses of the Trust which are not allocable to a particular Master Fund are to be borne by each Master Fund of the Trust on the basis of its relative net assets.

Consulting Services—International Value Series

The Advisor has entered into a Consulting Services Agreement with Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia Limited (“DFA Australia”), respectively. Pursuant to the terms of each Consulting Services Agreement, DFAL and DFA Australia provide certain trading and administrative services to the Advisor with respect to the International Value Series. The Advisor controls DFAL and DFA Australia.

Client Service Agent—All Portfolios

Pursuant to a Client Service Agent Agreement with each Portfolio, AAM performs various services for the Portfolios. These services include establishment of a toll-free telephone number for shareholders of each Portfolio to use to obtain or receive up-to-date account information; providing to shareholders quarterly and other reports with respect to the performance of each Portfolio; and providing shareholders with such information regarding the operations and affairs of each Portfolio, and their investment in its shares, as the shareholders or the applicable Board of Directors may reasonably request.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

In general, the Portfolios distribute dividends from their net investment income quarterly (on a calendar basis) and distribute any realized net capital gains (after any reductions for capital loss carryforwards) annually after the end of the fiscal year. Each Portfolio is treated as a separate corporation for federal tax purposes.

Whether paid in cash or additional shares and regardless of the length of time a Portfolio’s shares have been owned by shareholders who are subject to federal income taxes, distributions from long-term capital gains are taxable as such. Dividends from net investment income or net short-term capital gains will be taxable as ordinary income, whether received in cash or in additional shares. A portion of the income dividends paid by a Portfolio may be qualified dividends eligible for taxation at long-term capital gains rates, so long as the investor meets certain holding period requirements. For those investors subject to tax, if purchases of shares of a Portfolio are

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made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution. Shareholders are notified annually as to the federal tax status of dividends and distributions paid by the Portfolio whose shares they own.

Shareholders of each Portfolio will automatically receive all income dividends and any capital gains distributions in additional shares of the Portfolio whose shares they hold at net asset value (as of the business date following the dividend record date). With the exception of AAM/DFA International High Book to Market Portfolio, upon written notice to the Advisor and completion of account information, shareholders of the remaining Portfolios may select one of the following options:

Income Option—to receive income dividends in cash and capital gains distributions in additional shares at net asset value.

Capital Gains Option—to receive capital gains distributions in cash and income dividends in additional shares at net asset value.

Cash Option—to receive both income dividends and capital gains distributions in cash.

Certain investments by the Portfolios (or their corresponding Master Fund) may be subject to special rules which may affect the amount, character and timing of the income to the investing entity. Some of these rules are referenced in the statement of additional information. Specifically, corporate investors should consult the statement of additional information for further information regarding the extent to which distributions from a Portfolio may be eligible for the corporate dividends received deduction.

Dividends which are declared in October, November or December to shareholders of record in such a month but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.

The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to shareholders who are subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two Portfolios. Any loss incurred on sale or exchange of a Portfolio’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

Since virtually all of the net investment income from the Fixed Income Portfolios is expected to arise from earned interest, it is not expected that either of the Portfolios’ distributions will be eligible for the dividends received deduction for corporations. Similarly, it is anticipated that either none or only a small portion of the distributions made by the AAM/DFA International High Book to Market Portfolio will qualify for the corporate dividends received deduction because of such Portfolios’ investment (through its Master Fund) in foreign equity securities. The portion of dividends paid by the AAM/DFA U.S. High Book to Market Portfolio from net investment income that is eligible for the corporate dividends received deduction depends primarily on the Portfolio’s pro rata share of the aggregate qualifying dividend income received by its Master Fund from domestic (U.S.) sources.

In addition to federal taxes, shareholders may be subject to state and local taxes on distributions from a Portfolio and on gains arising on redemption or exchange of Portfolio shares. With regard to the Fixed Income Portfolios, distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Non-U.S. shareholders may be subject to U.S. withholding and estate tax.

A Portfolio is required to withhold 28% of taxable dividends, capital gains distributions, and redemption proceeds paid to shareholders who have not complied with IRS rules concerning taxpayer identification numbers. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). A Portfolio must also withhold if the IRS instructs it to do so. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

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The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in a Portfolio.

PURCHASE OF SHARES

Only clients of AAM are eligible to purchase shares of the Portfolios. Investors should first contact AAM at (800) 366-7266, ext. 7, to notify AAM of the proposed investment.

Most shares of the Portfolios that will be purchased or sold through omnibus accounts maintained by securities firms may be subject to a service fee or commission for such transactions. Clients of AAM may also be subject to investment advisory fees under their own arrangements with AAM.

Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

Frequent trading into and out of a Portfolio can disrupt investment portfolio strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs. The Portfolios are designed for long-term investors, and are not intended for market timing or excessive trading activities. Market timing activities include purchases and sales of Portfolio shares in response to short-term market fluctuations. The Portfolios may refuse or cancel purchase orders for any reason, without prior notice, particularly purchase orders that the Portfolios believe are made on behalf of market timers. The Portfolios and their agents reserve the right to reject any purchase request by any investor indefinitely if they believe that any combination of trading activity in the accounts is potentially disruptive to the Portfolios. Purchases made through exchanges between Portfolios are also subject to these limitations, which are in addition to the other exchange limitations described under “EXCHANGE OF SHARES.” The Portfolios may impose further restrictions on trading activities by market timers in the future.

In-Kind Purchases

If accepted by the applicable Fund, shares of a Portfolio may be purchased in exchange for securities that are eligible for acquisition by such Portfolio (or its corresponding Master Fund) or otherwise represented in its portfolio as described in this prospectus. Shares of the AAM/DFA International High Book to Market Portfolio may also be purchased in exchange for local currencies in which securities owned by its corresponding Master Fund are denominated. Securities and local currencies accepted by a Fund for exchange and Fund shares to be issued in the exchange will be valued as set forth under “VALUATION OF SHARES” at the time of the next determination of net asset value after such acceptance. All dividends, interests, subscription, or other rights pertaining to such securities shall become the property of the Portfolio (or its corresponding Master Fund) whose shares are being acquired and must be delivered to the applicable Fund by the investor upon receipt from the issuer.

The Funds will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Portfolio (or its corresponding Master Fund) and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio (or its corresponding Master Fund) under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists or otherwise; and (3) at the discretion of the applicable Fund, the value of any such security (except U.S. government securities) being exchanged together with other securities of the same issuer owned by the Portfolio (or Master Fund) may not exceed 5% of the net assets of the Portfolio (or Master Fund) immediately after the transaction. The Funds will accept such securities for investment and not for resale.

A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities or local currency exchanged. Investors interested in such exchanges should contact the Advisor.

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VALUATION OF SHARES

Net Asset Value

The net asset value per share of each Portfolio and Master Fund is calculated after the close of the NYSE (normally, 1:00 p.m. PT) by dividing the total value of the Portfolio’s or Master Fund’s investments and other assets, less any liabilities, by the total outstanding shares of the stock of the respective Portfolio or Master Fund. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PT.

The value of the shares of each non-Feeder Portfolio will fluctuate in relation to its own investment experience. The value of the shares of the Feeder Portfolios will fluctuate in relation to the investment experience of the Master Funds in which such Portfolios invest. Securities held by the Portfolios and Master Funds will be valued in accordance with applicable laws and procedures adopted by the Board of Directors or Trustees, and generally, as described below.

Securities held by a Portfolio or Master Fund are valued at the last quoted sale price of the day. Securities held by a Portfolio or Master Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP of the day, the Portfolio or Master Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies, such as the Master Funds, are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

The value of the shares of the Fixed Income Portfolios will tend to fluctuate with interest rates because, unlike money market funds, these Portfolios do not seek to stabilize the value of their respective shares by use of the “amortized cost” method of asset valuation. Net asset value includes interest on fixed income securities which is accrued daily. Securities which are traded over-the-counter and on a stock exchange will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities held by the Fixed Income Portfolios may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the current market value of such securities.

The value of the securities and other assets of the Portfolios and Master Funds for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Directors or Trustees, as the case may be. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios and the Master Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

As of the date of this Prospectus, the Portfolios and Master Funds holding foreign equity securities (the “Foreign Equity Funds”) will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of the Foreign Equity Funds are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Foreign Equity Funds price their shares at the close of the NYSE, the Foreign Equity Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Foreign Equity Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Boards of Directors/Trustees of the Portfolios and Master Funds have determined that movements in relevant

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indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Portfolios and Master Funds utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Portfolio or Master Fund. When a Foreign Equity Fund uses fair value pricing, the values assigned to the Foreign Equity Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

The net asset value per share of the International Value Series (in which the AAM/DFA International High Book to Market Portfolio invests all of its assets) is expressed in U.S. dollars by translating the net assets of the International Value Series using the mean of the most recent bid and asked prices for the dollar as quoted by generally recognized reliable sources. Since the International Value Series own securities that are primarily listed on foreign exchanges which may trade on days when the AAM/DFA International High Book to Market Portfolio and International Value Series do not price their shares, the net asset value of the AAM/DFA International High Book to Market Portfolio may change on days when shareholders will not be able to purchase or redeem shares.

Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by a Portfolio or Master Fund is determined each day as of such close.

Public Offering Price

Provided that AAM has received the investor’s investment instructions in good order and the Custodian has received the investor’s payment, shares of the Portfolio selected will be priced at the public offering price, which is the net asset value of the shares next determined after receipt of the order by PFPC Inc., the Funds’ transfer agent. The transfer agent or the Funds may, from time to time, appoint sub-transfer agents or various financial intermediaries (“Intermediaries”) for the receipt of purchase orders, redemption orders and funds from certain investors. Intermediaries, in turn, are authorized to designate other financial intermediaries (“Sub-designees”) to receive purchase and redemption orders for the Portfolios’ shares from investors. With respect to such investors, the shares of the Portfolio selected will be priced at the public offering price calculated after receipt of the purchase order by the Intermediary or Sub-designee, as applicable, that is authorized to receive purchase orders. If the investor buys shares through an Intermediary or a Sub-designee, the purchase price will be the public offering price next calculated after the Intermediary or Sub-designee, as applicable, receives the order, rather than on the day the custodian receives the investor’s payment (provided that the Intermediary or Sub-designee, as applicable, has received the investor’s purchase order in good order, and the investor has complied with the Intermediary’s or Sub-designee’s payment procedures).

Management believes that any dilutive effect of the cost of investing the proceeds of the sale of the shares of the Portfolios is minimal and, therefore, the shares of the Portfolios are currently sold at net asset value, without imposition of a fee that would be used to reimburse a Portfolio for such cost (“reimbursement fee”). Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolios and the corresponding Master Funds. Any such charges will be described in the prospectus.

EXCHANGE OF SHARES

An investor may exchange shares of one Portfolio for those of another Portfolio described in this prospectus or another portfolio of the Funds, by first contacting AAM and completing the documentation required by AAM and the Advisor.

The minimum amount for an exchange into a portfolio of DFA Investment Dimensions Group Inc. (“DFAIDG”) is $100,000. Exchanges are accepted only into those portfolios of DFAIDG that are eligible for the

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exchange privilege of DFAIDG. Investors should contact AAM for a list of those portfolios of DFAIDG that accept exchanges.

The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolios or otherwise adversely affect the Funds, any proposed exchange will be subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the portfolios involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of the Portfolio.

The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Advisor has received an Exchange Form in good order. “Good order” means a completed Exchange Form specifying the dollar amount to be exchanged, signed by all registered owners of the shares; and (if no authorized signatures for the account are on file) a guarantee of the signature of each registered owner by an “eligible guarantor institution.” Such institutions generally include national or state banks, savings associations, savings and loan associations, trust companies, savings banks, credit unions and members of a recognized stock exchange. Exchanges will be accepted only if the registrations of the two accounts are identical, stock certificates have not been issued and the shares of the portfolio being acquired may be issued in compliance with the securities laws of the investor’s state of residence.

There is no fee imposed on an exchange. However, the Funds reserve the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the Prospectus. An exchange is treated as a redemption and a purchase. Therefore, the investor could realize a taxable gain or loss on the transaction. The Funds reserve the right to revise or terminate the exchange privilege or limit the amount of or reject any exchange, as deemed necessary, at any time.

REDEMPTION OF SHARES

Redemption Procedure

An investor who desires to redeem shares of a Portfolio must furnish a redemption request to AAM in the form required by AAM. The Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a request for redemption in good order by PFPC Inc. (or an Intermediary or a Sub-designee, if applicable).

Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Funds can verify that the payments for the purchase have been, or will be, collected, which may take up to fifteen days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

Redemption of Small Accounts

With respect to each Portfolio, the Funds reserve the right to redeem a shareholder’s account if the value of the shares in a specific account is $500 or less because of redemptions by the shareholder. Before a Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days in advance of the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in the Portfolio in order to bring the value of the shares in the account for a specific Portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by a Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.

In-Kind Redemptions

When in the best interests of a Portfolio, it may make a redemption payment, in whole or in part, by a distribution of portfolio securities from the Portfolio being redeemed (or its corresponding Master Fund) in lieu

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of cash in accordance with Rule 18f-1 under the Investment Company Act of 1940. The AAM/DFA International High Book to Market Portfolio also reserves the right to redeem its shares in the currencies in which the International Value Series’ investments are denominated. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions and the value of foreign securities or currencies may be affected by currency exchange fluctuations.

THE FEEDER PORTFOLIOS

Other institutional investors, including other mutual funds, may invest in each Master Fund. The expenses of such other funds and, correspondingly, their returns may differ from those of the Feeder Portfolios. Please contact The DFA Investment Trust Company at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, (310) 395-8005 for information about the availability of investing in a Master Fund other than through a Feeder Portfolio.

The aggregate amount of expenses for a Feeder Portfolio and the corresponding Master Fund may be greater than it would be if the Portfolio were to invest directly in the securities held by the corresponding Master Fund. However, the total expense ratios for the Feeder Portfolios and the Master Funds are expected to be less over time than such ratios would be if the Portfolios were to invest directly in the underlying securities. This arrangement enables various institutional investors, including the Feeder Portfolios, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in a Master Fund, including a Feeder Portfolio, will pay its proportionate share of the expenses of that Master Fund.

The shares of the Master Funds will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in a Master Fund by other institutional investors offers potential benefits to the Master Funds, and through their investment in the Master Funds, the Feeder Portfolios also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Funds. Also, if an institutional investor were to redeem its interest in a Master Fund, the remaining investors in that Master Fund could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Fund’s security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in a Master Fund than the corresponding Feeder Portfolio could have effective voting control over the operation of the Master Fund.

If the Board of Directors of the relevant Fund determines that it is in the best interest of a Feeder Portfolio, the Feeder Portfolio may withdraw its investment in a Master Fund at any time. Upon any such withdrawal, the Board would consider what action the Portfolio might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retaining an investment advisor to manage the Portfolio’s assets in accordance with its own investment objective, possibly at increased cost. Shareholders of a Feeder Portfolio will receive written notice thirty days prior to the effective date of any changes in the investment objective of its corresponding Master Fund. A withdrawal by a Feeder Portfolio of its investment in the corresponding Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by a Master Fund to a Feeder Portfolio may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to such Portfolio. Any net capital gains so realized will be distributed to that Portfolio’s shareholders as described in “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

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FINANCIAL HIGHLIGHTS

The Financial Highlights table is meant to help you understand each Portfolio’s financial performance for the past 5 years or, if shorter, the period of that Portfolio’s operations, as indicated by the table. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios’ annual financial statements, are included in the annual reports which are available upon request.

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	AAM/DFA U.S. High Book to Market Portfolio
	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000	Year Ended Nov. 30, 1999
Net Asset Value, Beginning of Period	$8.74	$11.17	$12.14	$13.82	$13.99

Income From Investment Operations
Net Investment Income (Loss)	0.13	0.12	0.25	0.22	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	1.59	(0.98)	0.90	0.12	0.35

Total from Investment Operations	1.72	(0.86)	1.15	0.34	0.59

Less Distributions
Net Investment Income	(0.12)	(0.13)	(0.25)	(0.21)	(0.25)
Net Realized Gains	(0.11)	(1.44)	(1.87)	(1.81)	(0.51)

Total Distributions	(0.23)	(1.57)	(2.12)	(2.02)	(0.76)

Net Asset Value, End of Period	$10.23	$8.74	$11.17	$12.14	$13.82

Total Return	20.18%	(8.86)%	10.74%	2.82%	4.44%
Net Assets, End of Period (thousands)	$76,487	$71,336	$99,247	$130,007	$118,923
Ratio of Expenses to Average Net Assets*	0.36%	0.36%	0.36%	0.37%	0.35%
Ratio of Net Investment Income to Average Net Assets	1.39%	1.15%	1.53%	1.92%	1.56%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A
Portfolio Turnover Rate of Master Fund Series	7%	9%	6%	26%	43%

*	Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A	Refer to the respective Master Fund Series.

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DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	AAM/DFA International High Book to Market Portfolio
	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000	Year Ended Nov. 30, 1999
Net Asset Value, Beginning of Period	$9.61	$11.35	$14.47	$15.29	$13.86

Income From Investment Operations
Net Investment Income (Loss)	0.24	0.30	0.32	0.30	0.35
Net Gains (Losses) on Securities (Realized and Unrealized)	3.07	(0.90)	(1.68)	(0.39)	1.42

Total from Investment Operations	3.31	(0.60)	(1.36)	(0.09)	1.77

Less Distributions
Net Investment Income	(0.24)	(0.34)	(0.33)	(0.32)	(0.29)
Net Realized Gains	(0.13)	(0.80)	(1.43)	(0.41)	(0.05)

Total Distributions	(0.37)	(1.14)	(1.76)	(0.73)	(0.34)

Net Asset Value, End of Period	$12.55	$9.61	$11.35	$14.47	$15.29

Total Return	35.96%	(5.76)%	(10.97)%	(0.75)%	13.03%
Net Assets, End of Period (thousands)	$109,942	$89,140	$141,058	$209,123	$259,693
Ratio of Expenses to Average Net Assets*	0.55%	0.54%	0.52%	0.52%	0.50%
Ratio of Net Investment Income to Average Net Assets	2.20%	2.15%	2.14%	1.85%	2.20%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A
Portfolio Turnover Rate of Master Fund Series	14%	18%	6%	9%	6%

*	Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A	Refer to the respective Master Fund Series.

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DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	AAM/DFA Two-Year Fixed Income Portfolio (formerly, AAM/DFA Two-Year Corporate Fixed Income Portfolio)
	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000	Year Ended Nov. 30, 1999
Net Asset Value, Beginning of Period	$10.40	$10.25	$10.15	$10.09	$10.19

Income From Investment Operations
Net Investment Income (Loss)	0.23	0.32	0.47	0.58	0.51
Net Gains (Losses) on Securities (Realized and Unrealized) .	(0.01)	0.18	0.16	0.03	(0.07)

Total from Investment Operations	0.22	0.50	0.63	0.61	0.44

Less Distributions
Net Investment Income	(0.22)	(0.35)	(0.53)	(0.55)	(0.52)
Net Realized Gains	(0.23)	—	—	—	(0.02)

Total Distributions	(0.45)	(0.35)	(0.53)	(0.55)	(0.54)

Net Asset Value, End of Period	$10.17	$10.40	$10.25	$10.15	$10.09

Total Return	2.15%	4.95%	6.46%	6.29%	4.42%
Net Assets, End of Period (thousands)	$73,101	$82,184	$105,656	$119,602	$138,612
Ratio of Expenses to Average Net Assets	0.37%	0.35%	0.35%	0.34%	0.33%
Ratio of Net Investment Income to Average Net Assets	1.72%	3.09%	4.63%	5.72%	5.00%
Portfolio Turnover Rate	171%	131%	58%	24%	46%

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DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	AAM/DFA Two-Year Government Portfolio
	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000	Year Ended Nov. 30, 1999
Net Asset Value, Beginning of Period	$10.46	$10.37	$10.13	$10.05	$10.19

Income From Investment Operations
Net Investment Income (Loss)	0.16	0.31	0.47	0.58	0.49
Net Gains (Losses) on Securities (Realized and Unrealized)	0.06	0.16	0.29	0.03	(0.07)

Total from Investment Operations	0.22	0.47	0.76	0.61	0.42

Less Distributions
Net Investment Income	(0.20)	(0.34)	(0.52)	(0.53)	(0.52)
Net Realized Gains	(0.35)	(0.04)	—	—	(0.04)

Total Distributions	(0.55)	(0.38)	(0.52)	(0.53)	(0.56)

Net Asset Value, End of Period	$10.13	$10.46	$10.37	$10.13	$10.05

Total Return	2.11%	4.73%	7.79%	6.23%	4.19%
Net Assets, End of Period (thousands)	$85,140	$85,609	$108,422	$122,341	$114,742
Ratio of Expenses to Average Net Assets	0.35%	0.35%	0.34%	0.34%	0.34%
Ratio of Net Investment Income to Average Net Assets	1.57%	2.88%	4.57%	5.82%	4.86%
Portfolio Turnover Rate	216%	165%	113%	90%	64%

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SERVICE PROVIDERS

Investment Advisor DIMENSIONAL FUND ADVISORS INC. 1299 Ocean Avenue, 11th floor Santa Monica, CA 90401 Tel. No. (310) 395-8005	Client Service Agent ASSANTE ASSET MANAGEMENT, INC. 1190 Saratoga Avenue, Suite 200 San Jose, CA 95129 Tel. No. (800) 366-7266

Custodian—Domestic PFPC TRUST COMPANY 301 Bellevue Parkway Wilmington, DE 19809	Custodian—International CITIBANK, N.A. 111 Wall Street New York, NY 10005

Accounting Services, Dividend Disbursing and Transfer Agent PFPC INC. 301 Bellevue Parkway Wilmington, DE 19809	Legal Counsel STRADLEY, RONON, STEVENS & YOUNG, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Independent Certified Public Accountants

PRICEWATERHOUSECOOPERS LLP

200 East Las Olas Boulevard

Suite 1700

Ft. Lauderdale, FL 33301

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Other Available Information

You can find more information about the Funds and their Portfolios in the Funds’ Statement of Additional Information (“SAI”) and Annual and Semi-Annual Reports.

Statement of Additional Information.    The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders.    These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolios in their last fiscal year.

How to get these and other materials about the Funds:

•	Clients of Assante Asset Management, Inc. (AAM) should call (800) 366-7266 ext. 7.

•	If you are an AAM client, call that firm toll-free at (800) 366-7266 to request free copies. Additional materials describing the Funds and Portfolios, as well as the Advisor and its investment approach, are also available.

•	Access current prospectuses on our website at http://www.dfaus.com.

•	Access them on the EDGAR database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800/SEC-0330).

•	Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-942-8090.

Client Service Agent:
Dimensional Fund Advisors Inc.	Assante Asset Management Inc.
1299 Ocean Avenue, 11th Floor	1190 Saratoga Avenue, Suite 200
Santa Monica, CA 90401	San Jose, CA 95129
(310) 395-8005	(800) 366-7266

DFA Investment Dimensions Group Inc. (AAM/DFA International High Book to Market Portfolio)—Registration No. 811-3258

Dimensional Investment Group Inc. (all other Portfolios)—Registration No. 811-6067

RRD032904-003

P R O S P E C T U S

March 29, 2004

Please carefully read the important information it contains before investing.

DIMENSIONAL INVESTMENT GROUP INC.

Dimensional Investment Group Inc. is an investment company that offers a variety of investment portfolios.

Each Portfolio described in this Prospectus:  •  Has its own investment objective and policies, and is the equivalent of a separate mutual fund.  •  Is exclusively available to 401(k) plans and clients of registered investment advisers.  •  Is designed for long-term investors.

•  Do not charge sales commissions or “loads.”

DFA INTERNATIONAL VALUE PORTFOLIO III

U.S. LARGE CAP VALUE PORTFOLIO III

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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RISK/RETURN SUMMARY
About the Portfolios
F A Master Fund buys securities directly. A corresponding Feeder Portfolio invests in the Master Fund’s shares. The two have the same gross investment returns.

The Portfolios Have Special Structures: The Portfolios are “Feeder Portfolios”— portfolios that do not buy individual securities directly. Instead, they invest in corresponding funds called “Master Funds.” Master Funds in turn purchase stocks, bonds and/or other securities.

Possible Complications: The Master-Feeder structure is relatively complex. While this structure is designed to reduce costs, it may not do so. As a result, a Portfolio might encounter operational or other complications.

F    Market capitalization means the number of shares of a company’s stock outstanding, as determined by the Advisor, times price per share.

F    Market capitalization weighted means the amount of a stock in an index or portfolio is keyed to that stock’s market capitalization compared to all eligible stocks. The higher the stock’s relative market cap, the greater its representation.

F    Market capitalization weighted approach means investing on a market capitalization weighted basis, which may include adjusting that weighting to consider such factors as free float, trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions. See “MARKET CAPITALIZATION WEIGHTED APPROACH.”

F    Total market capitalization with respect to the U.S. markets is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), American Stock Exchange (“AMEX”) or Nasdaq National Market® (“Nasdaq”).

Management

Dimensional Fund Advisors Inc. (the “Advisor”) is the investment manager for the Master Funds. (A Feeder Portfolio does not need an investment manager.)

Equity Investment Approach:

The Advisor believes that equity investing should involve a long-term view and a focus on asset class (e.g., large company stocks) selection, not stock picking. It places priority on limiting expenses, portfolio turnover, and trading costs. Many other investment managers concentrate on reacting to price movements and choosing individual securities.

Portfolio construction: Generally, the Advisor structures a portfolio by:

1.      Selecting a starting universe of securities (for example, all publicly traded U.S. common stocks).

2.      Creating a sub-set of companies meeting the Advisor’s investment guidelines.

3.      Excluding certain companies after analyzing various factors (for example, solvency).

4.      Purchasing stocks using a market capitalization weighted approach.

The Advisor’s investment guidelines for the U.S. Large Cap Value Portfolio III and the Tax-Managed U.S. Marketwide Value Portfolio II use a market capitalization segmentation approach. Broadly speaking, this technique involves considering a stock (which may be listed on any principal U.S. exchange or the over-the-counter market) for purchase only if the stock’s market capitalization falls within the range of the segment of total market capitalization identified for the Portfolio.

For example, the Master Fund of the U.S. Large Cap Value Portfolio III generally buys stocks whose market capitalizations are in the highest 90% of total market capitalization.

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F Shareholders of the Tax-Managed U.S. Marketwide Value Portfolio II may save on taxes while they hold their shares. However, they will still have to pay taxes if they sell their shares at a profit.

Tax Managed Portfolio Strategies:

The Advisor’s tax management strategies are designed to maximize the after tax value of a shareholder’s investment. Generally, the Advisor buys and sells securities of the Master Fund in which the Tax-Managed U.S. Marketwide Value Portfolio II invests with the goals of:

1.      Delaying the realization of net capital gains (e.g., selling stocks with capital losses to offset gains, realized or anticipated).

2.      Maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates).

3.      Reducing dividends.

Investment Objectives and Strategies
F DFA International Value Portfolio III’s foreign currency risks generally are not hedged.

DFA International Value Portfolio III

•        Investment Objective: Long-term capital appreciation.

•        Investment Strategy: Purchase shares of a Master Fund that buys value stocks of large non-U.S. companies on a market capitalization weighted basis in each applicable country.

•        Principal Risks: Market Risk and Foreign Securities and Currencies Risk.

F    “Value Stocks”: Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends or book value.

F    In selecting value stocks, the Advisor primarily considers price relative to book value.

U.S. Large Cap Value Portfolio III

Tax-Managed U.S. Marketwide Value Portfolio II

•        Investment Objectives:

–U.S. Large Cap Value Portfolio III: Long-term capital appreciation.

–Tax-Managed U.S. Marketwide Value Portfolio II: Long-term capital appreciation while   minimizing federal income taxes on returns.

•        Investment Strategy (each Portfolio): Purchase shares of a Master Fund that buys value stocks of United States companies on a market capitalization weighted basis.

•        Principal Risks: Market Risk (Both Portfolios), Small Company Risk (Tax-Managed U.S. Marketwide Value Portfolio II) and Tax Management Strategy Risk (Tax-Managed U.S. Marketwide Value Portfolio II).

•        How the Portfolios Differ: The Portfolios focus on different parts of the value stocks universe:

–U.S. Large Cap Value Portfolio III — Large capitalization stocks.

–Tax-Managed U.S. Marketwide Value Portfolio II — The full universe of stocks.

Only the Tax-Managed U.S. Marketwide Value Portfolio II employs the Advisor’s tax management strategies.

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Principal Risks

Market Risk (all Portfolios): Even a long-term investment approach cannot guarantee a profit. Economic, political and issuer specific events will cause the value of securities, and the Portfolios that own them, to rise or fall. Because the value of your investment in a Portfolio will fluctuate, there is a risk that you will lose money.

Foreign Securities and Currencies Risk (DFA International Value Portfolio III): Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar).

Small Company Risk (Tax-Managed U.S. Marketwide Value Portfolio II): Securities of small companies are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.

Tax Management Strategy Risk (Tax-Managed U.S. Marketwide Value Portfolio II): The tax-management strategies may alter investment decisions and affect the Portfolio holdings, when compared to those of non-tax-managed mutual funds. The Advisor anticipates that performance of the Tax-Managed U.S. Marketwide Value Portfolio II may deviate from that of non-tax-managed mutual funds.

Other Information

Securities Lending:

The Master Funds purchased by the Portfolios may lend their portfolio securities to generate additional income. If they do so, they will use various strategies (for example, only making fully collateralized loans) to reduce related risks.

Value Stocks:

Compared to other stocks, value stocks sell for low prices relative to their earnings dividends or book value. In selecting value stocks, the Advisor primarily considers price relative to book value.

Commodity Pool Operator Exemption:

The Master Funds are operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

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Risk and Return Bar Charts and Tables

The Bar Charts and Tables below illustrate the variability of each Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolios. The Bar Chart for each Portfolio shows the changes in performance from year to year. The Table for each Portfolio illustrates how annualized one year, five year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The after-tax returns presented for each Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the Tables. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolios through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale. Past performance (before and after taxes) is not an indication of future results.

4

5

FEES AND EXPENSES

These tables describe the fees and expenses you may pay if you buy and hold shares of the Portfolios.

Shareholder Fees (fees paid directly from your investment): None*

*	Shares of the Portfolios that are purchased through omnibus accounts maintained by securities firms may be subject to a service fee or commission on such purchases.

ANNUAL FUND OPERATING EXPENSES*

(expenses that are deducted from Portfolio assets)

The expenses in the following tables are based on those incurred by the Portfolios and the corresponding Master Funds for the fiscal year ended November 30, 2003.

DFA INTERNATIONAL VALUE PORTFOLIO III
Management Fee	0.21%
Other Expenses	0.14%

Total Annual Operating Expenses	0.35%

U.S. LARGE CAP VALUE PORTFOLIO III
Management Fee	0.11%
Other Expenses	0.07%

Total Annual Operating Expenses	0.18%

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II
Management Fee	0.20%
Other Expenses	0.10%

Total Annual Operating Expenses	0.30%

*	The “Management Fee” includes an investment management fee payable by the Master Fund and an administration fee payable by the Portfolio. The amount set forth in “Other Expenses” represents the aggregate amount that is payable by both the Master Fund and the Portfolio.

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EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
DFA International Value Portfolio III	$36	$113	$197	$443
U.S. Large Cap Value Portfolio III	$18	$58	$101	$230
Tax-Managed U.S. Marketwide Value Portfolio II	$31	$97	$169	$381

The table summarizes the aggregate estimated annual operating expenses of both the Portfolios and their Master Funds.

SECURITIES LENDING REVENUE

For the fiscal year ended November 30, 2003, the following Portfolio and Master Funds received the following net revenue from a securities lending program which constituted a percentage of the average daily net assets of the Portfolio or Master Fund (see “SECURITIES LOANS”):

Master Fund	Net Revenue	Percentage of Net Assets
DFA International Value Series*	$1,427,000	0.12%
U.S. Large Cap Value Series*	$216,000	0.01%
Tax-Managed U.S. Marketwide Value Portfolio II**	$21,000	0.01%

*	A Master Fund taxed as a corporation in which a Feeder Portfolio invests. “Net Revenue” reflects the total securities lending revenue generated by the Feeder Portfolio’s Master Fund.
**	A Feeder Portfolio whose corresponding Master Fund is taxed as a partnership. “Net Revenue” reflects the proportional share of the securities lending revenue generated by the Master Fund that was received by the Feeder Portfolio.

HIGHLIGHTS

Management and Administrative Services

Dimensional Fund Advisors Inc. (the “Advisor”) provides each Portfolio with administrative services and also serves as investment advisor to each Master Fund. See “MANAGEMENT OF THE PORTFOLIOS.”

Dividend Policy

Each Portfolio distributes dividends from its net investment income quarterly (on a calendar basis) and will distribute any realized net capital gains annually after the end of the Fund’s fiscal year in November. See “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

Purchase, Valuation and Redemption of Shares

The shares of the Portfolios are offered at net asset value, which is calculated as of the close of the NYSE on each day that the NYSE is open for business. The value of a Portfolio’s shares will fluctuate in relation to the investment experience of its corresponding Master Fund. The redemption price of a share of each Portfolio is equal to its net asset value. See “PURCHASE OF SHARES,” “VALUATION OF SHARES” and “REDEMPTION OF SHARES.”

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INVESTMENT OBJECTIVES AND POLICIES

DFA INTERNATIONAL VALUE PORTFOLIO III

The investment objective of the DFA International Value Portfolio III is to achieve long-term capital appreciation. The Portfolio pursues its objective by investing all of its assets in The DFA International Value Series (the “International Value Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio. The International Value Series invests in the stocks of large non-U.S. companies which the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, the Advisor may consider additional factors, such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time. As of the date of this Prospectus, the International Value Series is authorized to invest in the stocks of large companies in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As the International Value Series’ asset growth permits, it may invest in the stocks of large companies in other developed markets. In addition, the International Value Series may continue to hold securities of developed market countries that are not listed above as authorized countries, but had been authorized for investment in the past.

Portfolio Construction

Under normal market conditions, the International Value Series intends to invest its assets in companies organized, having a majority of their assets in, or deriving a majority of their operating income in at least three non-U.S. countries, and no more than 40% of the Series’ assets will be invested in such companies in any one country. The International Value Series invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of International Depositary Receipts or American Depositary Receipts. The International Value Series reserves the right to invest in futures contracts and options on futures contracts to commit funds awaiting investment or to maintain liquidity.

The International Value Series intends to invest in the stocks of large companies in countries with developed markets. The Advisor determines company size on a country or regional specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Advisor then determines the universe of eligible stocks by defining the minimum market capitalization of a large company that may be purchased by the International Value Series with respect to each country or region. As of the date of this Prospectus, on an aggregate basis for the International Value Series, the Advisor considers large companies to be those companies with a market capitalization of at least $717 million. This threshold will vary by country or region. For example, as of the date of this Prospectus, the Advisor considers a large company in the European Monetary Union to have a market capitalization of at least $1526 million, a large company in Australia to have a market capitalization of at least $832 million, and a large company in Hong Kong to have a market capitalization of at least $886 million. These dollar amounts will change due to market conditions.

The International Value Series intends to purchase securities in each applicable country using a market capitalization weighted approach. The Advisor, using this approach and its best judgment, will seek to set country weights based on the relative market capitalizations of eligible large companies within each country. See “MARKET CAPITALIZATION WEIGHTED APPROACH.” As a result, the weightings of certain countries in the International Value Series may vary from their weightings in international indices, such as those published by FTSE International, Morgan Stanley Capital International or Citigroup.

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THE U.S. LARGE CAP VALUE PORTFOLIO III

The investment objective of the U.S. Large Cap Value Portfolio III (the “U.S. Value Portfolio”) is to achieve long-term capital appreciation. The U.S. Value Portfolio invests all of its assets in The U.S. Large Cap Value Series (the “U.S. Value Series”) of the Trust, which has the same investment objective and policies as the U.S. Value Portfolio.

The U.S. Value Series invests in the common stocks of large U.S. companies which the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time. The U.S. Value Series will generally invest in a broad and diverse group of the common stocks of large cap companies traded on a principal U.S. exchange or on the over-the-counter market that the Advisor determines to be value stocks. As of the date of this Prospectus, the Advisor considers companies whose market capitalizations are generally in the highest 90% of total market capitalization to be large cap companies. For purposes of this Prospectus, “total market capitalization” is based on the market capitalization of U.S. operating companies listed on the NYSE, AMEX or Nasdaq. On at least a semi-annual basis, the Advisor will review total market capitalization to prepare lists of companies whose stock is eligible for investment by the U.S. Value Series. As of December 31, 2003, generally, the market capitalization of a company in the highest 90% of total market capitalization was approximately $1,672 million or above. This dollar amount may change due to market conditions. As a non-fundamental policy, under normal circumstances, the U.S. Value Series will invest at least 80% of its net assets in securities of large cap U.S. companies. If the U.S. Value Series changes this investment policy, U.S. Value Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. In addition, the U.S. Value Series is authorized to invest in private placements of interest-bearing debentures that are convertible into common stock (“privately placed convertible debentures”). Such investments are considered illiquid and the value thereof together with the value of all other illiquid investments may not exceed 15% of the value of the U.S. Value Series’ net assets at the time of purchase. The U.S. Value Series also may invest in futures contracts and options on futures contracts.

Portfolio Construction

The U.S. Value Series uses a market capitalization weighted approach. That is, each security is generally purchased based on the issuer’s relative market capitalization. See “MARKET CAPITALIZATION WEIGHTED APPROACH.”

The total market capitalization range, and the value criteria used by the Advisor for the U.S. Value Series, as described above, generally apply at the time of purchase by the U.S. Value Series. The U.S. Value Series is not required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet current value criteria. Similarly, the Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities that do meet the market capitalization and/or value criteria may nevertheless be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale. A primary strategy of the U.S. Value Series is the long-term investment in each security acquired and the U.S. Value Series will not normally direct the sale of a security solely to realize short-term gain or to avoid a potential loss.

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

The investment objective of the Tax-Managed U.S. Marketwide Value Portfolio II (the “Tax-Managed Value Portfolio”) is to achieve long-term capital appreciation. The Tax-Managed Value Portfolio will pursue its investment objective by investing all of its assets in The Tax-Managed U.S. Marketwide Value Series (the “Tax-Managed Value Series”) of the Trust. The Tax-Managed Value Series has the same investment objective and policies as the Tax-Managed Value Portfolio.

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The Tax-Managed Value Series invests in the common stocks of U.S. companies which the Advisor determines to be “value” stocks at the time of purchase. Securities are considered value stocks primarily because the shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, however, the Advisor may consider additional factors such as a company’s price to cash flow or price to earnings ratios, as well as economic conditions and developments in the company’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time.

The Tax-Managed Value Series generally will invest in a broad and diverse group of the common stocks of companies traded on a principal U.S. exchange or the over-the-counter market that the Advisor determines to be value stocks. As of the date of this Prospectus, the Advisor considers for purchase by this Series companies whose market capitalizations generally fall within the range of total market capitalization. For purposes of this Prospectus, “total market capitalization” is based on the market capitalization of companies listed on the NYSE, AMEX or Nasdaq. As a non-fundamental policy, under normal circumstances, the Tax-Managed U.S. Marketwide Value Series will invest at least 80% of its net assets in securities of U.S. companies. If the Tax-Managed U.S. Marketwide Value Series changes this investment policy, Tax-Managed U.S. Marketwide Value Portfolio II will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. On at least a semi-annual basis, the Advisor will review total market capitalization to prepare lists of companies whose stock is eligible for investment by the Series.

Portfolio Construction

The total market capitalization ranges, and the value criteria used by the Advisor for the Tax-Managed Value Series, as described above, generally apply at the time of purchase by the Tax-Managed Value Series. The Tax-Managed Value Series is not required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet current value criteria. Similarly, the Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities that do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale. See “Equity Portfolios” in this Prospectus.

Tax Management Strategies

The Tax-Managed Value Series seeks to maximize the after tax value of an investment by managing its portfolio in a manner that will defer the realization of net capital gains where possible and will attempt to reduce dividend income.

When selling securities, the Tax-Managed Value Series typically will select the highest cost shares of the specific security in order to minimize the realization of capital gains. In certain cases, the highest cost shares may produce a short-term capital gain. Since short-term capital gains are taxed at higher tax rates than long-term capital gains, the highest cost shares with a long-term holding period may be disposed of instead. The Tax-Managed Value Series, when possible, will refrain from disposing of a security until the long-term holding period for capital gains for tax purposes has been satisfied. Additionally, the Series, when consistent with all other tax management policies, may sell securities in order to realize capital losses. Realized capital losses can be used to offset realized capital gains, thus reducing capital gains distributions.

The Advisor will attempt to time the purchases and sales of securities to reduce the receipt of dividends when possible. With respect to dividends that are received, the Tax-Managed Value Series and Portfolio may not be eligible to flow through the dividends received deduction attributable to holdings in U.S. equity securities to corporate shareholders if, because of certain timing rules, hedging activities, or debt financing activities at the level of the Master Fund, the requisite holding period of the dividend paying stock is not met. Portfolio investments also may be managed to emphasize low dividend-yielding securities.

The Tax-Managed Value Series is expected to deviate from its market capitalization weightings to a greater extent than the other Master Funds described in this Prospectus. For example, the Advisor may exclude the stock of a company that meets applicable market capitalization criteria in order to avoid dividend income, and may sell

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the stock of a company that meets applicable market capitalization criteria in order to realize a capital loss. Also, while other Master Funds are managed with the expectation that securities generally will be held for longer than one year, the Tax-Managed Value Series may dispose of securities whenever the Advisor determines that disposition is consistent with its tax management strategies or is otherwise in the best interests of the Tax-Managed Value Series.

Although the Advisor intends to manage the Tax-Managed Value Series in a manner to minimize the realization of capital gains and taxable dividend income each year, the Tax-Managed Value Portfolio may nonetheless distribute taxable gains and dividends to shareholders. Of course, realization of capital gains is not entirely within the Advisor’s control. Capital gains distributions may vary considerably from year to year; there will be no capital gains distributions in years when the Tax-Managed Value Series realizes a net capital loss. Furthermore, the redeeming shareholders will be required to pay taxes on their capital gain, if any, on a redemption of the Portfolio’s shares, whether paid in cash or in kind, if the amount received on redemption is greater than the amount of the shareholder’s tax basis in the shares redeemed.

EQUITY PORTFOLIOS

Securities will not be purchased or sold based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Securities which have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities will not be sold to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Securities, including those eligible for purchase, may be disposed of, however, at any time when, in the Advisor’s judgment, circumstances warrant their sale, including, but not limited to, tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the investment policy of each Portfolio and Master Fund.

MARKET CAPITALIZATION WEIGHTED APPROACH

The portfolio structures of the Master Funds involve market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by the Advisor for a variety of factors. The Advisor may consider such factors as free float, trading strategies, liquidity management and other factors determined to be appropriate by the Advisor given market conditions. The Advisor may exclude the stock of a company that meets applicable market capitalization criterion if the Advisor determines, in its best judgment, that the purchase of such stock is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Adjustment for free float adjusts market capitalization weighting to exclude the share capital of a company that is not freely available for trading in the public equity markets by international investors. For example, the following types of shares may be excluded: (i) those held by strategic investors (such as governments, controlling shareholders and management), (ii) treasury shares, or (iii) shares subject to foreign ownership restrictions.

Deviation from market capitalization weighting also will occur because the Advisor intends to purchase in round lots only. Furthermore, the Advisor may reduce the relative amount of any security held in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from market capitalization weighting. A further deviation may occur due to investments in privately placed convertible debentures.

Block purchases of eligible securities may be made at opportune prices, even though such purchases exceed the number of shares that, at the time of purchase, adherence to a market capitalization weighted approach would otherwise require. In addition, securities eligible for purchase or otherwise represented in a Master Fund may be acquired in exchange for the issuance of shares. (See ‘‘PURCHASE OF SHARES—In Kind Purchases.’’) While

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such transactions might cause a deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of assets.

Changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On at least a semi-annual basis, the Advisor will prepare lists of companies whose stock is eligible for investment by a Master Fund. Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from the Advisor’s then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from market capitalization weighting. Such deviation could be substantial if a significant amount of holdings of a Master Fund change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or fix the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries may vary from their weighting in published international indices.

The Tax-Managed Value Series should not be expected to adhere to its market capitalization weighting approach to the same extent as the other Master Funds. The tax management strategies used by the Advisor for the Tax-Managed Value Series to defer the realization of net capital gains or minimize dividend income, from time to time, may cause deviation from the market capitalization weighting approach.

SECURITIES LOANS

The Master Funds are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While a Master Fund may earn additional income from lending securities, such activity is incidental to a Master Fund’s investment objective. For information concerning the revenue from securities lending, see “SECURITIES LENDING REVENUE.” The value of securities loaned may not exceed 33 1/3% of the value of a Master Fund’s total assets. In connection with such loans, a Master Fund will receive collateral consisting of cash or U.S. government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, a Master Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, compensation or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, a Master Fund could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures. Each Portfolio is also authorized to lend its portfolio securities. However, as long as it holds only shares of its corresponding Master Fund, it will not do so.

MANAGEMENT OF THE PORTFOLIOS

The Advisor serves as investment advisor to each Master Fund. As such, it is responsible for the management of their respective assets. Investment decisions for the Master Funds are made by the Investment Committee of the Advisor, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed primarily of certain officers and directors of the Advisor who are elected annually. The Advisor provides each Master Fund with a trading department and selects brokers and dealers to effect securities transactions.

Securities transactions are placed with a view to obtaining the best price and execution of such transactions. The Advisor is authorized to pay a higher commission to a broker, dealer or exchange member than another such organization might charge if it determines, in good faith, that the commission paid is reasonable in relation to the research or brokerage services provided by such organization.

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For the advisory fees that the Portfolios have incurred for the fiscal year ending November 30, 2003, see “ANNUAL FUND OPERATING EXPENSES.” The Advisor was organized in May 1981, and is engaged in the business of providing investment management services to institutional investors. As of the date of this Prospectus, assets under management total approximately $50 billion.

Dimensional Investment Group Inc. (the “Fund”) and the Trust bear all of their own costs and expenses, including: services of its independent certified public accountants, legal counsel, brokerage commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses allocable to a particular Portfolio or Master Fund are so allocated. Expenses which are not allocable to a particular Portfolio or Master Fund are borne by each Portfolio and Master Fund on the basis of their relative net assets.

Consulting Services—International Value Series

In general, the Advisor has entered into a Consulting Services Agreement with Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia Limited (“DFA Australia”), respectively. Pursuant to the terms of each Consulting Services Agreement, DFAL and DFA Australia provide certain trading and administrative services to the Advisor with respect to the International Value Series of the Trust. The Advisor controls DFAL and DFA Australia.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

In general, each Portfolio distributes dividends from its net investment income quarterly (on a calendar basis). Each Portfolio will distribute any realized net capital gains (after any reductions for capital loss carryforwards) annually after the end of the Fund’s fiscal year.

Special tax rules may apply in determining the income and gains that each Master Fund earns on its investments. These rules may affect the amount of distributions that a Portfolio pays to its shareholders.

Shareholders of the Portfolios will automatically receive all income dividends and any capital gains distributions in additional shares of the Portfolio whose shares they hold at net asset value (as of the business date following the dividend record date). Shareholders of the Portfolios, who do not own their shares under a 401(k) plan, may select one of the following options upon written notice to the Advisor:

Income Option — to receive income dividends in cash and capital gains distributions in additional shares at net asset value.

Capital Gains Option — to receive capital gains distributions in cash and income dividends in additional shares at net asset value.

Cash Option — to receive both income dividends and capital gains distributions in cash.

Each Portfolio receives income in the form of income dividends paid by the corresponding Master Fund. This income, less the expenses incurred in operations, is a Portfolio’s net investment income from which income dividends are distributed as described above. A Portfolio also may receive capital gains distributions from the corresponding Master Fund and may realize capital gains upon the redemption of the shares of the Master Fund. Any net realized capital gains of a Portfolio will be distributed as described above. Dividends and distributions paid to a 401(k) plan accumulate free of federal income taxes.

Whether paid in cash or additional shares and regardless of the length of time a Portfolio’s shares have been owned by shareholders who are subject to federal income taxes, distributions from long-term capital gains are taxable as such. Dividends from net investment income or net short-term capital gains will be taxable as ordinary income, whether received in cash or in additional shares. A portion of the income dividends paid by a Portfolio may be qualified dividends eligible for taxation at long-term capital gains rates, so long as the investor meets certain holding period requirements. Dividends from net investment income of the U.S. Value Portfolio and Tax-

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Managed Value Portfolio will generally qualify in part for the corporate dividends received deduction, but the portion of dividends so qualified depends primarily on the aggregate qualifying dividend income received by the corresponding Master Fund from domestic (U.S.) sources. The Tax-Managed Value Series attempts to time investments in order to minimize receipt of dividends could result in the Series being unable to flow through the dividends received deduction to corporate shareholders. This will occur if The Tax-Managed Value Series does not hold the stock of a domestic (U.S.) corporation for the requisite holding period to be eligible for pass-through of the dividends received deduction. It is anticipated that either none or only a small portion of the distributions made by the DFA International Value Portfolio III will qualify for the corporate dividends received deduction because of its corresponding Master Fund’s investment in foreign equity securities.

For those investors subject to tax, if purchases of shares of the Portfolios are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution. Dividends from net investment income or net short-term capital gains will be taxable as ordinary income. Shareholders are notified annually by the Fund as to the federal tax status of dividends and distributions paid by the Portfolios.

The Advisor seeks to manage The Tax-Managed Value Series in order to minimize the realization of net capital gains and taxable dividend income during a particular year. However, the realization of capital gains and receipt of income is not entirely within the Advisor’s control. Thus, the Tax-Managed Value Portfolio may nonetheless distribute taxable gains and dividends to shareholders. Capital gains distributions may vary considerably from year to year. There will be no capital gains distributions in years when The Tax-Managed Value Series realizes a net capital loss. Furthermore, the realization of capital gains by a shareholder on the sale of portfolio shares will depend on whether his or her redemption price exceeds his or her tax basis in the shares sold.

Dividends which are declared in November or December to shareholders of record in such month but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by a Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.

The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to shareholders who are subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares of a Portfolio for shares of another portfolio of the Fund. Any loss incurred on sale or exchange of a Portfolio’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

Certain investments by the Master Funds may be subject to special rules which may affect the amount, character and timing of the income to the Master Fund. Some of these rules are referenced in the statement of additional information. Specifically, corporate investors should consult the statement of additional information for further information regarding the extent to which distributions from a portfolio may be eligible for the corporate dividends received deduction.

In addition to federal taxes, shareholders may be subject to state and local taxes on distributions from a Portfolio to its shareholders and on gains arising on redemption or exchange of a Portfolio’s shares.

The Portfolios are required to withhold 28% of taxable dividends, capital gains distributions, and redemption proceeds paid to shareholders who have not complied with IRS rules concerning taxpayer identification numbers. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). A Portfolio must also withhold if the IRS instructs it to do so. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Portfolios.

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PURCHASE OF SHARES

Shares of the Portfolios are sold only (i) to fund deferred compensation plans which are exempt from taxation under section 401(k) of the Internal Revenue Code and (ii) to clients of financial advisers.

Provided that shares of the Portfolios are available under an employer’s 401(k) plan, shares may be purchased by following the procedures adopted by the respective employer and approved by Fund management for making investments. Shares are available through the service agent designated under the employer’s plan. Investors who are considering an investment in the Portfolios should contact their employer for details. The Fund does not impose a minimum purchase requirement, but investors should determine whether their employer’s plan imposes a minimum transaction requirement.

Investors who are clients of financial advisers should contact their financial adviser with respect to a proposed investment and then follow the procedures adopted by the financial adviser for making purchases. Shares that are purchased or sold through omnibus accounts maintained by securities firms may be subject to a service fee or commission for such transactions. Clients of financial advisers may also be subject to investment advisory fees under their own arrangements with their financial advisers.

Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

Frequent trading into and out of a Portfolio can disrupt portfolio investment strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs. The Portfolios are designed for long-term investors, and are not intended for market timing or excessive trading activities. Market timing activities include purchases and sales of Portfolio shares in response to short-term market fluctuations. The Portfolios may refuse or cancel purchase orders for any reason, without prior notice, particularly purchase orders that the Portfolios believe are made on behalf of market timers. The Portfolios and their agents reserve the right to reject any purchase request by any investor or 401(k) plan indefinitely if they believe that any combination of trading activity in the accounts is potentially disruptive to the Portfolios. Exchange purchases are also subject to these limitations, which are in addition to the other exchange limitations described under “EXCHANGE OF SHARES.” The Portfolios may impose further restrictions on trading activities by market timers in the future.

In-Kind Purchases

If accepted by the Fund, shares of a Portfolio may be purchased in exchange for securities which are eligible for acquisition by its corresponding Master Fund or otherwise represented in the portfolios of the Master Fund as described in this Prospectus. Shares may also be purchased in exchange for local currencies in which such securities of the International Value Series are denominated. Securities and local currencies accepted by the Fund for exchange and Fund shares to be issued in exchange will be valued as set forth under “VALUATION OF SHARES” at the time of the next determination of net asset value after such acceptance. All dividends, interests, subscription, or other rights pertaining to such securities shall become the property of the Portfolio whose shares are being acquired and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who desire to purchase shares of the DFA International Value Portfolio III with local currencies should first contact the Advisor for wire instructions.

The Fund will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the corresponding Master Fund and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists or otherwise; and (3) at the discretion of the Fund, the value of any such security (except U.S. Government securities) being exchanged together with other securities of the same issuer owned by the corresponding Master Fund may not exceed 5% of the net assets of the Master Fund immediately after the transaction. The Fund will accept such securities for investment and not for resale.

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A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities or local currency exchanged. Investors interested in such exchanges should contact the Advisor.

VALUATION OF SHARES

Net Asset Value

The net asset value of each Portfolio and Master Fund is generally calculated on days that the NYSE is open for trading. The net asset value per share of each Portfolio and corresponding Master Fund is calculated after the close of the NYSE (normally, 1:00 p.m. PT) by dividing the total value of the Portfolio’s or Master Fund’s investments and other assets, less any liabilities, by the total outstanding shares of the stock of the respective Portfolio or Master Fund. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PT.

The value of the shares of each Portfolio will fluctuate in relation to the investment experience of the Master Fund in which such Portfolio invests. Securities held by the Master Funds will be valued in accordance with applicable laws and procedures adopted by the Board of Trustees, and generally, as described below.

Securities held by the Master Funds are valued at the last quoted sale price of the day. Securities held by the Master Funds that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP of the day, the Master Funds value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies, such as the Master Funds, are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

The value of the securities and other assets of the Master Funds for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Master Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

As of the date of this Prospectus, the International Value Series will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset value of the International Value Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Value Series prices its shares at the close of the NYSE, the International Value Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Value Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Value Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Value Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Value Series. When the International Value Series uses fair value pricing, the values assigned to the International Value Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

16

The net asset value per share of the International Value Series is expressed in U.S. dollars by translating the net assets of the International Value Series using the mean of the most recent bid and asked prices for the dollar as quoted by generally recognized reliable sources. Since the International Value Series owns securities that are primarily listed on foreign exchanges which may trade on days when the International Value Series and DFA International Value Portfolio III do not price their shares, the net asset value of the DFA International Value Portfolio III may change on days when shareholders will not be able to purchase or redeem shares.

Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by a Master Fund is determined each day as of such close.

Public Offering Price

Provided that a financial advisor or the service agent designated under a 401(k) Plan has received the investor’s instructions in good order and the custodian has received the investor’s payment, shares of the Portfolio selected will be priced at the public offering price, which is the net asset value of the shares next determined after receipt of the order by PFPC Inc., the transfer agent for the Portfolios. The transfer agent or the Fund may, from time to time, appoint sub-transfer agents or various financial intermediaries (“Intermediaries”) for the receipt of purchase orders, redemption orders and funds from certain investors. Intermediaries, in turn, are authorized to designate other financial intermediaries (“Sub-designees”) to receive purchase and redemption orders for the Portfolios’ shares from investors. With respect to such investors, the shares of the Portfolio selected will be priced at the public offering price calculated after receipt of the purchase order by the Intermediary or Sub-designee, as applicable, that is authorized to receive purchase orders. If the investor buys shares through an Intermediary or a Sub-designee, the purchase price will be the public offering price next calculated after the Intermediary or Sub-designee, as applicable, receives the order, rather than on the day the custodian receives the investor’s payment (provided that the Intermediary or Sub-designee, as applicable, has received the investor’s purchase order in good order, and the investor has complied with the Intermediary’s or Sub-designee’s payment procedures). If an order to purchase shares must be cancelled due to nonpayment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. To recover any such loss, the Fund reserves the right to redeem shares owned by any purchaser whose order is cancelled, and such purchaser may be prohibited or restricted in the manner of placing further orders. No reimbursement fee or sales charge is imposed on purchases.

EXCHANGE OF SHARES

An investor who is a client of a financial adviser may exchange shares of one Portfolio for those of another Portfolio described in this Prospectus or a portfolio of DFA Investment Dimensions Group Inc., an open-end, management investment company (“DFAIDG”), by first contacting its financial adviser and completing the documentation required by the financial adviser. Exchanges are accepted only into those portfolios of DFAIDG that are eligible for the exchange privilege of DFAIDG. In addition, exchanges are not accepted into or from the DFA International Value Portfolio III. Investors should contact their financial advisor for a list of those portfolios of DFAIDG that accept exchanges.

An investor who has invested through an employer’s 401(k) plan may exchange shares of other Fund portfolios that are offered through the plan by completing the necessary documentation as required by the service agent designated under the employer’s plan and the Advisor. Please contact the service agent of your plan for further information.

The minimum amount for an exchange is $100,000. The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolios or otherwise adversely affect the Fund or DFAIDG, the exchange privilege may be terminated and any proposed exchange is subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the Portfolio and of the portfolio of DFAIDG or the Fund involved in the proposed exchange;

17

(iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of the Portfolio. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing.

With respect to shares held by clients of financial advisers, the redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Advisor has received an Exchange Form in good order. “Good order” means a completed Exchange Form specifying the dollar amount to be exchanged, signed by all registered owners of the shares; and if the Fund does not have on file the authorized signatures for the account, a guarantee of the signature of each registered owner by a commercial bank, trust company or member of a recognized stock exchange. Exchanges will be accepted only if the registrations of the two accounts are identical, stock certificates have not been issued and the Fund may issue the shares of the portfolio being acquired in compliance with the securities laws of the investor’s state of residence.

With respect to shares held under a 401(k) plan, the redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the plan’s service agent has received appropriate instructions in the form required by such service agent plus any applicable reimbursement fee on purchases by exchange, and provided that such service agent has provided proper documentation to the Advisor.

There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the Prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or loss on the transaction. The Fund reserves the right to revise or terminate the exchange privilege, limit the amount of or reject any exchange, or waive the minimum amount requirement as deemed necessary, at any time.

REDEMPTION OF SHARES

Redemption Procedures

An investor who desires to redeem shares of a Portfolio must furnish a redemption request to its financial adviser or to the service agent designated under a 401(k) plan (or to an Intermediary or a Sub-designee, if applicable) in the form required by such financial adviser or service agent. The Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a request for redemption in good order by PFPC Inc.

Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to fifteen days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

Redemption of Small Accounts

With respect to each Portfolio, the Fund reserves the right to redeem a shareholder’s account if the value of the shares in a specific account is $500 or less because of redemptions by the shareholder. Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days in advance of the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in the Fund in order to bring the value of the shares in the account for a specific Portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.

Redemption In-Kind

When in the best interest of a Portfolio, the Portfolio (except the Tax-Managed Value Portfolio and The Tax-Managed Value Series) may make a redemption payment, in whole or in part, by a distribution of portfolio

18

securities that the Portfolio receives from the Master Fund, in lieu of cash in accordance with Rule 18f-1 under the Investment Company Act of 1940. The International Value Series reserves the right to redeem its shares in the currencies in which its investments are denominated. Investors may incur brokerage charges and other transaction costs selling such securities and converting such currencies to dollars. Also, the value of currencies may be affected by currency exchange fluctuations. The Tax-Managed Value Portfolio and the Tax-Managed Value Series are authorized to make redemption payments solely by a distribution of portfolio securities, or a combination of securities and cash, when it is determined by the Advisor to be consistent with the tax management strategies described in this Prospectus and applicable legal and regulatory requirements.

THE FEEDER PORTFOLIOS

Other institutional investors, including other mutual funds, may invest in each Master Fund. The expenses of such other funds and, correspondingly, their returns may differ from those of the Portfolios. Please contact The DFA Investment Trust Company at 1299 Ocean Avenue, 11th Floor Santa Monica, CA 90401, (310) 395-8005 for information about the availability of investing in a Master Fund other than through a Portfolio.

The aggregate amount of expenses for a Portfolio and the corresponding Master Fund may be greater than it would be if the Portfolio were to invest directly in the securities held by the corresponding Master Fund. However, the total expense ratios for the Portfolios and the Master Funds are expected to be less over time than such ratios would be if the Portfolios were to invest directly in the underlying securities. This arrangement enables various institutional investors, including the Portfolios, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in a Master Fund, including a Portfolio, will pay its proportionate share of the expenses of that Master Fund.

The shares of the Master Funds will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in a Master Fund by other institutional investors offers potential benefits to the Master Funds, and through their investment in the Master Funds, the Portfolios also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Funds. Also, if an institutional investor were to redeem its interest in a Master Fund, the remaining investors in that Master Fund could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Fund’s security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in a Master Fund than the corresponding Portfolio could have effective voting control over the operation of the Master Fund.

If the Board of Directors of the Fund determines that it is in the best interest of a Portfolio, it may withdraw its investment in a Master Fund at any time. Upon any such withdrawal, the Board would consider what action the Portfolio might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retaining an investment advisor to manage the Portfolio’s assets in accordance with its own investment objective, possibly at increased cost. Shareholders of a Portfolio will receive written notice thirty days prior to the effective date of any changes in the investment objective of its corresponding Master Fund. A withdrawal by a Portfolio of its investment in the corresponding Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by a Master Fund to a Portfolio may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to such Portfolio. Any net capital gains so realized will be distributed to that Portfolio’s shareholders as described in “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

19

FINANCIAL HIGHLIGHTS

The Financial Highlights table is meant to help you understand each Portfolio’s financial performance for the period of that Portfolio’s operations, as indicated by the table. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. The information for each of the fiscal years has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios’ annual financial statements are included in the Fund’s annual report. Further information about each Portfolio’s performance is contained in the Fund’s annual report which is available upon request.

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	DFA International Value Portfolio III
	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000	Year Ended Nov. 30, 1999
Net Asset Value, Beginning of Period	$8.92	$10.16	$13.15	$13.79	$12.55

Income from Investment Operations
Net Investment Income (Loss)	0.22	0.23	0.27	0.31	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	2.91	(0.76)	(1.47)	(0.36)	1.28

Total from Investment Operations	3.13	(0.53)	(1.20)	(0.05)	1.61

Less Distributions
Net Investment Income	(0.20)	(0.25)	(0.33)	(0.32)	(0.28)
Net Realized Gains	(0.02)	(0.46)	(1.46)	(0.27)	(0.09)

Total Distributions	(0.22)	(0.71)	(1.79)	(0.59)	(0.37)

Net Asset Value, End of Period	$11.83	$8.92	$10.16	$13.15	$13.79

Total Return	36.09%	(5.52)%	(10.80)%	(0.53)%	13.22%

Net Assets, End of Period (thousands)	$356,509	$222,770	$184,306	$203,184	$269,973
Ratio of Expenses to Average Net Assets (1)	0.35%	0.35%	0.34%	0.33%	0.33%
Ratio of Net Investment Income to Average Net Assets	2.46%	2.52%	2.34%	2.04%	2.38%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A
Portfolio Turnover Rate of Master Fund Series	14%	18%	6%	9%	6%

(1)	Represents the respective combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A	Refer to the respective Master Fund Series.

20

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	U.S. Large Cap Value Portfolio III
	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000	Year Ended Nov. 30, 1999
Net Asset Value, Beginning of Period	$10.55	$13.02	$16.21	$19.07	$19.68

Income from Investment Operations
Net Investment Income (Loss)	0.16	0.13	0.27	0.40	0.36
Net Gains (Losses) on Securities (Realized and Unrealized)	1.94	(1.14)	1.13	—	0.47

Total from Investment Operations	2.10	(1.01)	1.40	0.40	0.83

Less Distributions
Net Investment Income	(0.15)	(0.19)	(0.42)	(0.39)	(0.32)
Net Realized Gains	—	(1.27)	(4.17)	(2.87)	(1.12)

Total Distributions	(0.15)	(1.46)	(4.59)	(3.26)	(1.44)

Net Asset Value, End of Period	$12.50	$10.55	$13.02	$16.21	$19.07

Total Return	20.23%	(8.66)%	10.94%	3.00%	4.65%

Net Assets, End of Period (thousands)	$545,795	$378,745	$282,658	$291,964	$418,647
Ratio of Expenses to Average Net Assets (1)	0.18%	0.19%	0.20%	0.20%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.58%	1.40%	1.71%	2.06%	1.73%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A
Portfolio Turnover Rate of Master Fund Series	7%	9%	6%	26%	43%

(1)	Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A	Refer to the respective Master Fund Series.

21

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

	Tax-Managed U.S. Marketwide Value Portfolio II
	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000	Dec. 16, 1998 to Nov. 30, 1999
Net Asset Value, Beginning of Period	$9.06	$11.46	$10.74	$10.68	$10.00

Income from Investment Operations
Net Investment Income (Loss)	0.05	0.04	0.10	0.17	0.06
Net Gains (Losses) on Securities (Realized and Unrealized)	2.01	(2.34)	0.77	0.12	0.62

Total from Investment Operations	2.06	(2.30)	0.87	0.29	0.68

Less Distributions
Net Investment Income	(0.04)	(0.10)	(0.15)	(0.09)	—
Net Realized Gains	—	—	—	(0.14)	—

Total Distributions	(0.04)	(0.10)	(0.15)	(0.23)	—

Net Asset Value, End of Period	$11.08	$9.06	$11.46	$10.74	$10.68

Total Return	22.91%	(20.26)%	8.17%	2.83%	6.80	%#

Net Assets, End of Period (thousands)	$328,258	$195,330	$116,355	$54,476	$26,414
Ratio of Expenses to Average Net Assets (1)	0.30%	0.30%	0.34%	0.44%	0.96	%*
Ratio of Net Investment Income to Average Net Assets	0.57%	0.57%	1.10%	1.78%	0.99	%*
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A
Portfolio Turnover Rate of Master Fund Series	6%	15%	11%	39%	10%

*	Annualized

#	Non-Annualized

(1)	Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A	Refer to the respective Master Fund Series.

22

SERVICE PROVIDERS

Investment Advisor DIMENSIONAL FUND ADVISORS INC. 1299 Ocean Avenue, 11th floor Santa Monica, CA 90401 Tel. No. (310) 395-8005	Accounting Services, Dividend Disbursing and Transfer Agent PFPC INC. 301 Bellevue Parkway Wilmington, DE 19809

Custodian—Domestic PFPC TRUST COMPANY 301 Bellevue Parkway Wilmington, DE 19809	Legal Counsel STRADLEY, RONON, STEVENS & YOUNG, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Custodian—International CITIBANK, N.A. 111 Wall Street New York, NY 10005	Independent Certified Public Accountants PRICEWATERHOUSECOOPERS LLP 200 East Las Olas Boulevard Suite 1700 Fort Lauderdale, FL 33301

23

Other Available Information

You can find more information about the Fund and its Portfolios in the Fund’s Statement of Additional Information (“SAI”) and Annual and Semi-Annual Reports.

Statement of Additional Information.    The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders.    These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolios in their last fiscal year.

How to get these and other materials about the Fund:

•	Request free copies from:

•	Your plan administrator — if you are a participant in a 401(k) plan offering the Portfolios.

•	Your investment advisor — if you are a client of an investment advisor who has invested in the Portfolios on your behalf.

•	The Fund — if you represent a 401(k) plan sponsor or registered investment advisor. Call collect at (310) 395-8005.

•	Access current prospectuses on our web site at http://www.dfaus.com.

•	Access them on EDGAR Database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800/SEC-0330)

•	Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-942-8090.

Dimensional Fund Advisors Inc.

1299 Ocean Avenue, 11th Floor

Santa Monica, CA 90401

(310) 395-8005

Dimensional Investment Group Inc.—Registration No. 811-6067

RRD032904-008

P R O S P E C T U S

March 29, 2004

Please carefully read the important information it contains before investing.

DIMENSIONAL INVESTMENT GROUP INC.

Dimensional Investment Group Inc. is an investment company that offers a variety of investment portfolios. The

Portfolio described in this Prospectus:  •  Has its own investment objective and policies, and is the equivalent of a separate mutual fund.  •  Is exclusively available to 401(k) plans and clients and members of certain

institutions.  •  Does not charge a sales commission or “load.”   •  Is designed for long-term investors.

U.S. SMALL CAP VALUE PORTFOLIO II

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

i

RISK/RETURN SUMMARY
About the Portfolio
F The Master Fund buys securities directly. The Portfolio invests in the Master Fund’s shares. The two have the same gross investment returns.

The Portfolio Has A Special Structure: The Portfolio is a “Feeder Portfolio” – a portfolio that does not buy individual securities directly. Instead, it invests in a corresponding fund, or “Master Fund,” that in turn purchases stocks, and other securities.

Possible Complications: The Master-Feeder structure is relatively complex. While this structure is designed to reduce costs, it may not do so. As a result, the Portfolio might encounter operational or other complications.

F    Market capitalization means the number of shares of a company’s stock outstanding, as determined by the Advisor, times price per share.

F    Market capitalization weighted means the amount of a stock in an index or portfolio is keyed to that stock’s market capitalization compared to all eligible stocks. The higher the stock’s relative market cap, the greater its representation.

F    Market capitalization weighted approach means investing on a market capitalization weighted basis, which may include adjusting that weighting to consider such factors as trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions. See “Market Capitalization Weighted Approach.”

F    Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), American Stock Exchange (“AMEX”) or Nasdaq National Market® (“Nasdaq”).

Management

Dimensional Fund Advisors Inc. (the “Advisor”) is the investment manager for the Master Fund. (A Feeder Portfolio does not need an investment manager.)

Equity Investment Approach:

The Advisor believes that equity investing should involve a long-term view and a focus on asset class (e.g., small company stocks) selection, not stock picking. It places priority on limiting expenses, portfolio turnover, and trading costs. Many other investment managers concentrate on reacting to price movements and choosing individual securities.

Portfolio construction: Generally, the Advisor structures a portfolio by:

1.      Selecting a starting universe of securities (for example, all publicly traded U.S. common stocks).

2.      Creating a sub-set of companies meeting the Advisor’s investment guidelines.

3.      Excluding certain companies after analyzing various factors (for example, solvency).

4.      Purchasing stocks using a market capitalization weighted approach.

The Advisor’s investment guidelines for the Portfolio use a market capitalization segmentation approach. Broadly speaking, this technique involves considering a stock (which may be listed on any principal U.S. exchange or the over-the-counter market) for purchase only if the stock’s market capitalization falls within the range of the segment of total market capitalization identified for the Portfolio.

The Master Fund of the U.S. Small Cap Value Portfolio II generally purchases stocks whose market capitalizations are in the lowest 8% of total market capitalization.

1

Investment Objective, Strategy and Risks

F    “Value Stocks”: Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends or book value.

F    In selecting value stocks, the Advisor primarily considers price relative to book value.

•       Investment Objective: Long-term capital appreciation.

•       Investment Strategy: Purchase shares of a Master Fund which buys stocks of small United States companies using a market capitalization weighted approach.

Principal Risks

Small Company Risk: Securities of small firms are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political and issuer specific events will cause securities owned by the Portfolio, and consequently the Portfolio itself, to rise or fall in value. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you may lose money.

Other Information

Securities Lending:

The Master Fund purchased by the Portfolio may lend its portfolio securities to generate additional income. If it does so, it will use various strategies (for example, only making fully collateralized loans) to reduce related risks.

Commodity Pool Operator Exemption:

The Master Fund is operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

2

Risk and Return Bar Chart and Table

The Bar Chart and Table below illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Bar Chart shows the changes in performance from year to year. The Table illustrates how annualized one year, five year and since inception returns for the Portfolio, both before and after taxes, compare with those of a broad measure of market performance. The after-tax returns presented for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the Table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Past performance (before and after taxes) is not an indication of future results.

3

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment): None*

*	Shares of the Portfolio that are purchased through omnibus accounts maintained by securities firms may be subject to a service fee or commission on such purchases.

ANNUAL FUND OPERATING EXPENSES**

(expenses that are deducted from Portfolio assets)

The expenses in the following tables are based on those incurred by the Portfolio and the Master Fund for the fiscal year ended November 30, 2003.

Management Fee	0.21%
Other Expenses	0.09%

Total Annual Operating Expenses	0.30%
Fee Waiver and/or Expense Assumption	0.00	%***

Net Expenses	0.30%

**	The “Management Fee” includes an investment management fee payable by the Master Fund and an administration fee payable by the Portfolio. The amount set forth in “Other Expenses” represents the aggregate amount that is payable by both the Master Fund and the Portfolio.

***	Pursuant to the Expense Waiver and Assumption Agreement for the Portfolio, the Advisor has agreed to waive its administration fee and to assume the Portfolio’s direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of the Master Fund) to the extent necessary to limit the expenses of the Portfolio to 0.75% of its average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 0.75% of the Portfolio’s average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s annualized expenses to exceed 0.75% of its average net assets. The Portfolio is not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Expense Waiver and Assumption Agreement will remain in effect for a period of one year from April 1, 2004 to April 1, 2005, and shall continue in effect from year to year thereafter unless terminated by Dimensional Investment Group Inc. or the Advisor. Prior to the institution of the contractual waiver described above, the Portfolio was subject to voluntary fee waiver and expense assumption arrangement at an identical rate.

4

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$31	$97	$169	$381

The table summarizes the aggregate estimated annual operating expenses of both the Portfolio and the Master Fund.

SECURITIES LENDING REVENUE

For the fiscal year ended November 30, 2003, the Master Fund received the following net revenue from a securities lending program which constituted a percentage of the average daily net assets of the Master Fund (see “SECURITIES LOANS”):

Master Fund	Net Revenue	Percentage of Net Assets
U.S. Small Cap Value Series	$1,357,000	0.04%

HIGHLIGHTS

Management and Administrative Services

Dimensional Fund Advisors Inc. (the “Advisor”) provides the Portfolio with administrative services and also serves as investment advisor to the Master Fund. The Fund contracts with Shareholder Services Agents to provide certain recordkeeping and other services for the benefit of the Portfolio’s shareholders. See “MANAGEMENT OF THE PORTFOLIO.”

Dividend Policy

The Portfolio distributes dividends from its net investment income quarterly (on a calendar basis) and any realized net capital gains in December of each year. See “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

Purchase, Valuation and Redemption of Shares

The shares of the Portfolio are offered at net asset value, which is calculated as of the close of the New York Stock Exchange (the “NYSE”) on each day that the NYSE is open for business. The value of the Portfolio’s shares will fluctuate in relation to the investment experience of the Master Fund. The redemption price of a share of the Portfolio is equal to its net asset value. See “PURCHASE OF SHARES,” “VALUATION OF SHARES” and “REDEMPTION OF SHARES.”

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INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Portfolio is to achieve long-term capital appreciation. The Portfolio pursues its objective by investing all of its assets in The U.S. Small Cap Value Series (the “Master Fund”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio. The Master Fund invests in common stocks of small U.S. companies which the Advisor believes to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In measuring value, the Advisor may consider additional factors, such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time.

The Master Fund generally will invest in a broad and diverse group of the common stocks of small cap companies traded on a principal U.S. exchange or the over-the-counter market that the Advisor determines to be value stocks. As of the date of this prospectus, the Advisor considers companies whose market capitalizations generally are in the lowest 8% of total market capitalization to be small cap companies. For purposes of this prospectus, “total market capitalization” is based on the market capitalization of U.S. operating companies listed on the NYSE, AMEX or Nasdaq. On at least a semi-annual basis, the Advisor will review total market capitalization to prepare lists of companies whose stock is eligible for investment by the Master Fund. As of December 31, 2003, generally, the market capitalization of a company in the lowest 8% of total market capitalization was approximately $1296 million or below. This dollar amount may change due to market conditions. As a non-fundamental policy, under normal circumstances, The U.S. Small Cap Value Series will invest at least 80% of its net assets in securities of small cap U.S. companies. If The U.S. Small Cap Value Series changes this investment policy, U.S. Small Cap Value Portfolio II will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.

Portfolio Construction

Ordinarily, the assets of the Master Fund will be invested in a broad and diverse group of readily marketable common stocks of small U.S. companies with high book to market ratios, as described above. The Master Fund may invest in futures contracts and options on futures contracts.

The Master Fund uses a market capitalization weighted approach. That is, each security is generally purchased based on the issuer’s relative market capitalization. The total market capitalization range, and the value criteria used by the Advisor for the Master Fund, as described above, generally apply at the time of purchase by the Master Fund. The Master Fund is not required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet current value criteria. Similarly, the Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities which do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale. See “Market Capitalization Weighted Approach” below.

Market Capitalization Weighted Approach

The Advisor purchases stocks for the Master Fund using a market capitalization weighted approach. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by the Advisor for a variety of factors. The Advisor may consider such factors as trading strategies, liquidity management and other factors determined to be appropriate by the Advisor given market conditions. The Advisor may exclude the stock of a company that meets applicable market capitalization criterion if the Advisor determines, in its best judgment, that the purchase of such stock is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

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Deviation from market capitalization weighting will also occur because the Master Fund intends to purchase round lots only. Furthermore, in order to retain sufficient liquidity, the relative amount of any security held by the Master Fund may be reduced, from time to time, from the level which adherence to market capitalization weighting would otherwise require. A portion, but generally not in excess of 20%, of the Master Fund’s assets may be invested in high quality, highly liquid fixed income securities, thereby causing further deviation from market capitalization weighting. Such investments would be made on a temporary basis pending investment in equity securities pursuant to the Master Fund’s investment objective. The Master Fund may make block purchases of eligible securities at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, adherence to a market capitalization weighted approach would otherwise require. While such transactions might cause a temporary deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of the assets of the Master Fund.

Changes in the composition and relative ranking (in terms of market capitalization and book to market ratio) of the stocks which are eligible for purchase by the Master Fund take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. Only common stocks whose market capitalizations are not more than the maximum on such list will be purchased by the Master Fund. Additional investments will not be made in securities which have appreciated in value to such an extent that they are not then considered by the Advisor to be small companies. This may result in further deviation from market capitalization weighting and such deviation could be substantial if a significant amount of the Master Fund’s holdings increase in value sufficiently to be excluded from the then current market capitalization requirement for eligible securities, but not by a sufficient amount to warrant their sale.

As described above, investments will be made in virtually all eligible securities using a market capitalization weighted approach. The Master Fund does not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

Generally, securities will be purchased with the expectation that they will be held for longer than one year. The Master Fund may sell portfolio securities when the issuer’s market capitalization increases to a level that substantially exceeds that of the issuer with the largest market capitalization which is then eligible for investment by the Master Fund. In addition, the Master Fund may sell portfolio securities when their book to market ratio falls substantially below that of the security with the lowest such ratio that is then eligible for purchase by the Master Fund. The Master Fund anticipates that it will generally retain securities of issuers with relatively smaller market capitalizations for longer periods, despite any decrease in the issuer’s book to market ratio. However, securities, including those eligible for purchase, may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale.

SECURITIES LOANS

The Master Fund is authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While the Master Fund may earn additional income from lending securities, such activity is incidental to the Master Fund’s investment objective. For information concerning the revenue from securities lending see “SECURITIES LENDING REVENUE.” The value of securities loaned may not exceed 33 1/3% of the value of the Master Fund’s total assets. In connection with such loans, the Master Fund will receive collateral consisting of cash or U.S. government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Master Fund will be able to terminate the loan at any time and will receive reasonable compensation on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, the Master Fund could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures. The Portfolio is also authorized to lend its portfolio securities. However, as long as it holds only shares of the Master Fund, it will not do so.

MANAGEMENT OF THE PORTFOLIO

The Advisor serves as investment advisor to the Master Fund. As such, it is responsible for the management of its assets. Investment decisions for the Master Fund are made by the Investment Committee of the Advisor, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is

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composed primarily of certain officers and directors of the Advisor who are elected annually. The Advisor provides the Master Fund with a trading department and selects brokers and dealers to effect securities transactions.

Securities transactions are placed with a view to obtaining the best price and execution of such transactions. The Advisor is authorized to pay a higher commission to a broker, dealer or exchange member than another such organization might charge if it determines, in good faith, that the commission paid is reasonable in relation to the research or brokerage services provided by such organization.

For the advisory fees the Portfolio has incurred for the fiscal year ended November 30, 2003, see “ANNUAL FUND OPERATING EXPENSES.” The Advisor was organized in May 1981, and is engaged in the business of providing investment management services to institutional investors. As of the date of this prospectus, assets under management total approximately $50 billion.

Dimensional Investment Group Inc. (the “Fund”) and the Trust each bears all of its own costs and expenses, including: services of its independent certified public accountants, legal counsel, brokerage commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses of the Fund or Trust allocable to the Portfolio or the Master Fund are so allocated and expenses which are not allocable to the Portfolio and the Master Fund are borne by the Portfolio and the Master Fund on the basis of their relative net assets.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

In general, the Portfolio distributes substantially all net investment income quarterly (on a calendar basis) and any realized net capital gains (after any reductions for capital loss carryforwards) annually in December of each year.

Shareholders of the Portfolio will automatically receive all income dividends and any capital gains distributions in additional shares of the Portfolio at net asset value (as of the business date following the dividend record date).

Dividends and distributions paid to a 401(k) plan accumulate free of federal income tax. Whether paid in cash or additional shares and regardless of the length of time the Portfolio’s shares have been owned by shareholders who are subject to federal income taxes, distributions from long-term capital gains are taxable as such. Dividends from net investment income or net short-term capital gains will be taxable as ordinary income, whether received in cash or in additional shares. A portion of the income dividends paid by the Portfolio may be qualified dividends eligible for taxation at long-term capital gains rates, so long as the investor meets certain holding period requirements. Dividends from net investment income will generally qualify in part for the corporate dividends received deduction. The portion of dividends so qualified depends primarily on the aggregate qualifying dividend income received by the Master Fund from domestic (U.S.) sources.

For those investors subject to tax, if purchases of shares of the Portfolio are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution. Shareholders are notified annually by the Fund as to the federal tax status of dividends and distributions paid by the Portfolio.

Dividends which are declared in December to shareholders of record but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.

The sale of shares of the Portfolio is a taxable event and may result in a capital gain or loss to shareholders who are subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares of the Portfolio for shares of another portfolio of the Fund. Any loss incurred on sale or exchange of the Portfolio’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

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Certain investments by the Master Fund may be subject to special rules which may affect the amount, character and timing of the income to the Master Fund. Some of these rules are referenced in the statement of additional information.

In addition to federal taxes, shareholders may be subject to state and local taxes on distributions from the Portfolio and on gains on redemption or exchange of Portfolio shares. Non-U.S. shareholders may be subject to U.S. withholding and estate tax.

The Portfolio is required to withhold 28% of taxable dividends, capital gains distributions, and redemption proceeds paid to shareholders who have not complied with IRS rules concerning taxpayer identification numbers. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). The Portfolio must also withhold if the IRS instructs it to do so. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

The tax discussion set forth above is included for general information only. Prospective investors should consult the statement of additional information. Prospective investors should also consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Portfolio.

PURCHASE OF SHARES

Shares of the Portfolio are sold only (i) to fund deferred compensation plans which are exempt from taxation under section 401(k) of the Internal Revenue Code and (ii) to clients, customers or members of certain institutions. Provided that shares of the Portfolio are available under an employer’s plan or through an institution, shares may be purchased by following the procedures adopted by the respective employer or institution and approved by the Fund’s management for making investments. Shares are available through the Shareholder Services Agent designated under the employer’s plan or by the institution. Investors who want to consider investing in the Portfolio should contact their employer or institution for details. Institutions which purchase shares of the Portfolio for the accounts of their customers may impose separate charges on those customers for account services. The Fund does not impose a minimum purchase requirement, but investors who wish to purchase shares of the Portfolio should determine whether their employer’s plan or institution imposes a minimum transaction requirement.

Frequent trading into and out of the Portfolio can disrupt portfolio investment strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs. The Portfolio is designed for long-term investors, and is not intended for market timing or excessive trading activities. Market timing activities include purchases and sales of Portfolio shares in response to short-term market fluctuations. The Portfolio may refuse or cancel purchase orders for any reason, without prior notice, particularly purchase orders that the Portfolio believes are made on behalf of market timers. The Portfolio and its agents reserve the right to reject any purchase request by any investor or 401(k) plan indefinitely if they believe that any combination of trading activity in the accounts is potentially disruptive to the Portfolio. If your service agent permits exchange purchases, these purchases are also subject to these limitations, which are in addition to the other exchange limitations described under “EXCHANGE OF SHARES.” The Portfolio may impose further restrictions on trading activities by market timers in the future.

VALUATION OF SHARES

Net Asset Value

The net asset values per share of the Portfolio and Master Fund are generally calculated on days that the NYSE is open for trading. The net asset values per share of the Portfolio and the Master Fund are calculated after the close of the NYSE (normally, 1:00 p.m. PT) by dividing the total value of their respective investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Portfolio and the Master Fund,

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respectively. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PT.

The value of the Portfolio’s shares will fluctuate in relation to the investment experience of the Master Fund. Securities held by the Master Fund are valued at the last quoted sale price of the day. Securities held by the Master Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP of the day, the Master Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies, such as the Master Fund, are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

The value of the securities and other assets of the Master Fund for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Master Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. To the extent that the Master Fund holds large numbers of securities, it is likely that it will have a larger number of securities that may be deemed illiquid and therefore must be valued pursuant to special procedures adopted by the Board of Trustees, than would a fund that holds a smaller number of securities. The Master Fund is more likely to hold illiquid securities than would a fund that invests in larger capitalization companies.

Public Offering Price

Provided that the Shareholder Services Agent has received the investor’s investment instructions in good order and the Custodian has received the investor’s payment, shares of the Portfolio will be priced at the public offering price, which is the net asset value of the shares next determined after receipt of the payment by the Custodian. The Fund may, from time to time, appoint sub-transfer agents (such as Shareholder Services Agents) or various financial intermediaries (“Intermediaries”) for the receipt of purchase orders, redemption orders and funds from certain investors. Intermediaries, in turn, are authorized to designate other financial intermediaries (“Sub-designees”) to receive purchase and redemption orders for the Portfolio’s shares from investors. With respect to such investors, the shares of the Portfolio will be priced at the public offering price calculated after receipt of the purchase order by the Intermediary or Sub-designee, as applicable, that is authorized to receive purchase orders. If the investor buys shares through an Intermediary or a Sub-designee, the purchase price will be the public offering price next calculated after the Intermediary or Sub-designee, as applicable, receives the order, rather than on the day the custodian receives the investor’s payment (provided that the Intermediary or Sub-designee, as applicable, has received the investor’s purchase order in good order, and the investor has complied with the Intermediary’s or Sub-designee’s payment procedures). If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. The Fund reserves the right to redeem shares owned by any purchaser whose order is canceled to recover any resulting loss to the Fund and may prohibit or restrict the manner in which such purchaser may place further orders.

Management believes that any dilutive effect of the cost of investing the proceeds of the sale of the shares of the Portfolio will be minimal and, therefore, the shares of the Portfolio are currently sold at net asset value, without imposition of a fee that would be used to reimburse the Portfolio for such cost (a “reimbursement fee”). However, a reimbursement fee may be charged prospectively from time to time based upon the future experience of the Portfolio and the Master Fund which would be used to defray the costs of investing in securities (such as brokerage commissions, taxes and other transaction costs). Any such charge will be described in the prospectus.

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EXCHANGE OF SHARES

Provided such transactions are permitted under the employer’s 401(k) plan or by the institution, investors may exchange shares of the Portfolio for those of the DFA International Value Portfolio II or the U.S. Large Cap Value Portfolio II by completing the necessary documentation as required by the Shareholder Services Agent designated under the employer’s plan or by the institution.

The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolio or otherwise adversely affect the Fund, the exchange privilege may be terminated. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing. Exchanges will be accepted only if the Fund may issue the shares of the portfolio being acquired in compliance with the securities laws of the investor’s state of residence.

The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Shareholder Services Agent has received appropriate instructions in the form required by such Shareholder Services Agent.

There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the Prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or a loss on the transaction. The Fund reserves the right to revise or terminate the exchange privilege or limit the amount of or reject any exchange, as deemed necessary, at any time.

REDEMPTION OF SHARES

Redemption Procedure

Investors who desire to redeem shares of the Portfolio must furnish a redemption request to the respective Shareholder Services Agent (or to an Intermediary or a Sub-designee, if applicable) in the form required by such Shareholder Services Agent. The Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a request for redemption in good order.

Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to fifteen days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

Redemption of Small Accounts

The Fund reserves the right to redeem a shareholder’s account if the value of the shares in the account is $500 or less because of redemptions by the shareholder. Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days in advance of the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in the Portfolio in order to bring the value of the shares in the account to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.

In-Kind Redemptions

When in the best interests of the Portfolio, the Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Portfolio receives from the Master Fund in lieu of cash. Such distributions will be made in accordance with federal securities laws and regulations governing mutual funds. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions.

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THE FEEDER PORTFOLIO

Other institutional investors, including other mutual funds, may invest in the Master Fund. The expenses of such other funds and, correspondingly, their returns may differ from those of the Portfolio. Please contact The DFA Investment Trust Company at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, (310) 395-8005 for information about the availability of investing in the Master Fund other than through the Portfolio.

The aggregate amount of expenses for the Portfolio and the Master Fund may be greater than it would be if the Portfolio were to invest directly in the securities held by the Master Fund. However, the total expense ratios for the Portfolio and the Master Fund are expected to be less over time than such ratios would be if the Portfolio were to invest directly in the underlying securities. This arrangement enables various institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in the Master Fund, including the Portfolio, will pay its proportionate share of the expenses of the Master Fund.

The shares of the Master Fund will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in the Master Fund by other institutional investors offers potential benefits to the Master Fund and, through its investment in the Master Fund, the Feeder Portfolio also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Fund. Also, if an institutional investor were to redeem its interest in the Master Fund, the remaining investors in the Master Fund could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Fund’s security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in the Master Fund than the Portfolio could have effective voting control over the operation of the Master Fund.

If the Board of Directors of the Fund determines that it is in the best interest of the Portfolio, it may withdraw its investment in the Master Fund at any time. Upon any such withdrawal, the Board would consider what action the Portfolio might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retaining an investment advisor to manage the Portfolio’s assets in accordance with its own investment objective, possibly at increased cost. Shareholders of the Portfolio will receive written notice thirty days prior to the effective date of any changes in the investment objective of the Master Fund. A withdrawal by the Portfolio of its investment in the Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by the Master Fund to the Portfolio may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to the Portfolio. Any net capital gains so realized will be distributed to the Portfolio’s shareholders as described in “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

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FINANCIAL HIGHLIGHTS

The Financial Highlights table is meant to help you understand the Portfolio’s financial performance for the past five years. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio’s annual financial statements, are included in the Fund’s annual report which is available upon request.

DIMENSIONAL INVESTMENT GROUP INC.

U.S. SMALL CAP VALUE PORTFOLIO II

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000	Year Ended Nov. 30, 1999
Net Asset Value, Beginning of Period	$15.53	$17.52	$15.65	$16.26	$16.73

Income From Investment Operations
Net Investment Income (Loss)	0.12	0.10	0.12	0.13	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	6.78	0.13	3.28	0.91	1.29

Total from Investment Operations	6.90	0.23	3.40	1.04	1.39

Less Distributions
Net Investment Income	(0.10)	(0.12)	(0.13)	(0.11)	(0.09)
Net Realized Gains	(0.50)	(2.10)	(1.40)	(1.54)	(1.77)

Total Distributions	(0.60)	(2.22)	(1.53)	(1.65)	(1.86)

Net Asset Value, End of Period	$21.83	$15.53	$17.52	$15.65	$16.26

Total Return	46.30%	0.93%	23.65%	7.07%	9.60%

Net Assets, End of Period (thousands)	$306,406	$174,588	$123,888	$76,993	$70,150
Ratio of Expenses to Average Net Assets*	0.30%	0.33%	0.42%	0.42%	0.44%
Ratio of Net Investment Income to Average Net Assets	0.82%	0.61%	0.79%	0.76%	0.59%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A
Portfolio Turnover Rate of Master Fund Series	35%	30%	13%	32%	29%

*	Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A	Refer to the Master Fund Series.

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SERVICE PROVIDERS

Investment Advisor DIMENSIONAL FUND ADVISORS INC. 1299 Ocean Avenue, 11th floor Santa Monica, CA 90401 Tel. No. (310) 395-8005	Accounting Services, Dividend Disbursing and Transfer Agent PFPC INC. 301 Bellevue Parkway Wilmington, DE 19809

Custodian PFPC TRUST COMPANY 301 Bellevue Parkway Wilmington, DE 19809	Legal Counsel STRADLEY, RONON, STEVENS & YOUNG, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Independent Certified Public Accountants PRICEWATERHOUSECOOPERS LLP 200 East Las Olas Boulevard Suite 1700 Fort Lauderdale, FL 33301

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Other Available Information

You can find more information about the Fund and Portfolio in the Fund’s Statement of Additional Information (“SAI”) and Annual and Semi-Annual Reports.

Statement of Additional Information.    The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders.    These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolio in its last fiscal year.

How to get these and other materials:

•	Request free copies from:

—	Your plan administrator—if you are a participant in a 401(k) plan offering the Portfolio.

—	Your shareholder services agent—if you are a client or member of an institution offering the Portfolio.

—	The Fund—if you represent a 401(k) plan sponsor or qualifying institution. Call collect at (310) 395-8005.

•	Access current prospectuses on our website at http://www.dfaus.com.

•	Access them on the EDGAR Database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800/SEC-0330).

•	Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-942-8090.

Dimensional Fund Advisors Inc.

1299 Ocean Avenue, 11th Floor

Santa Monica, CA 90401

(310) 395-8005

Dimensional Investment Group Inc.—Registration No. 811-6067

RRD032904-007

P R O S P E C T U S

March 29, 2004

Please carefully read the important information it contains before investing.

DIMENSIONAL INVESTMENT GROUP INC.

Dimensional Investment Group Inc. is an investment company that offers a variety of investment portfolios. The

Portfolio described in this Prospectus:  •  Has its own investment objective and policies, and is the equivalent of a separate mutual fund.  •  Is exclusively available to 401(k) plans and clients and members of certain

institutions.  •  Does not charge a sales commission or “load.”   •  Is designed for long-term investors.

DFA INTERNATIONAL VALUE PORTFOLIO II

The Securities and Exchange Commission has not approved or disapproved these securities or passed on the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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RISK/RETURN SUMMARY
About the Portfolio
F The Master Fund buys securities directly. The Portfolio invests in the Master Fund’s shares. The two have the same gross investment returns.

The Portfolio Has A Special Structure: The Portfolio is a “Feeder Portfolio”— a portfolio that does not buy individual securities directly. Instead, it invests in a corresponding fund, or “Master Fund,” that in turn purchases stocks and other securities.

Possible Complications: The Master-Feeder structure is relatively complex. While this structure is designed to reduce costs, it may not do so. As a result, the Portfolio might encounter operational or other complications.

F    Market capitalization means the number of shares of a company’s stock outstanding, as determined by the Advisor, times price per share.

F    Market capitalization weighted means the amount of a stock in an index or portfolio is keyed to that stock’s market capitalization compared to all eligible stocks. The higher the stock’s relative market cap, the greater its representation.

F    Market capitalization weighted approach means investing on a market capitalization weighted basis, which may include adjusting that weighting to consider such factors as free float, trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions. See “Market Capitalization Weighted Approach.”

Management

Dimensional Fund Advisors Inc. (the “Advisor”) is the investment manager for the Master Fund. (A Feeder Portfolio does not need an investment manager.)

The Advisor believes that equity investing should involve a long-term view and a focus on asset class (e.g., large company stocks) selection, not stock picking. It places priority on limiting expenses, portfolio turnover, and trading costs. Many other investment managers concentrate on reacting to price movements and choosing individual securities.

Portfolio construction: Generally, the Advisor structures a portfolio by:

1.      Selecting a starting universe of securities (for example, stocks of larger non-U.S. companies).

2.      Creating a sub-set of companies meeting the Advisor’s investment guidelines.

3.      Excluding certain companies after analyzing various factors (for example, solvency).

4.      Purchasing stocks using a market capitalization weighted approach.

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Investment Objective, Strategy and Risks

F    “Value Stocks”: Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends or book value.

F    In selecting value stocks, the Advisor primarily considers price relative to book value.

F    The Portfolio’s foreign currency risks generally are not hedged.

•        Investment Objective: Long-term capital appreciation.

•        Investment Strategy: Purchase shares of a Master Fund that buys value stocks of large non-U.S. companies using a market capitalization weighted approach in each applicable country.

Principal Risks

Foreign Securities and Currencies Risk:  Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The Master Fund in which the Portfolio invests generally does not hedge foreign currency risk.

Market Risk:  Even a long-term investment approach cannot guarantee a profit. Economic, political and issuer specific events will cause the value of securities and the Master Fund that owns them, and, in turn, the Portfolio itself, to rise or fall in value. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you may lose money.

Other Information
Securities Lending:

The Master Fund purchased by the Portfolio may lend its portfolio securities to generate additional income. If it does so, it will use various strategies (for example, only making fully collateralized loans) to reduce related risks.

Commodity Pool Operator Exemption:

The Master Fund is operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

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Risk and Return Bar Chart and Table

The Bar Chart and Table below illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Bar Chart shows the changes in performance from year to year. The Table illustrates how annualized one year, five year and since inception returns for the Portfolio, both before and after taxes, compare with those of a broad measure of market performance. The after-tax returns presented for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the Table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale. Past performance (before and after taxes) is not an indication of future results.

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FEES AND EXPENSES

These tables describe the fees and expenses you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment): None*

*	Shares of the Portfolio that are purchased through omnibus accounts maintained by securities firms may be subject to a service fee or commission on such purchases.

ANNUAL FUND OPERATING EXPENSES**

(expenses that are deducted from Portfolio assets)

Except as indicated below, the expenses in the following tables are based on those incurred by the Portfolio and the Fund for the fiscal year ended November 30, 2003.

Management Fee	0.21%
Other Expenses	0.19%

Total Annual Operating Expenses	0.40%
Fee Waiver and/or Expense Assumption	0.00	%***

Net Expenses	0.40%

**	The “Management Fee” includes an investment management fee payable by the Master Fund and an administration fee payable by the Portfolio. The amount set forth in “Other Expenses” represents the aggregate amount that is payable by both the Master Fund and the Portfolio.

***	Pursuant to the Expense Waiver and Assumption Agreement for the Portfolio, the Advisor has agreed to waive its administration fee and to assume the Portfolio’s direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of the Master Fund) to the extent necessary to limit the expenses of the Portfolio to 0.75% of its average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 0.75% of the Portfolio’s average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s annualized expenses to exceed 0.75% of its average net assets. The Portfolio is not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Expense Waiver and Assumption Agreement will remain in effect for a period of one year from April 1, 2004 to April 1, 2005, and shall continue in effect from year to year thereafter unless terminated by Dimensional Investment Group Inc. or the Advisor.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$41	$128	$224	$505

The table summarizes the aggregate estimated annual operating expenses of both the Portfolio and the Master Fund.

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SECURITIES LENDING REVENUE

For the fiscal year ended November 30, 2003, the Master Fund received the following net revenue from a securities lending program which constituted a percentage of the average daily net assets of the Master Fund (see “SECURITIES LOANS”):

Master Fund	Net Revenue	Percentage of Net Assets
The DFA International Value Series	$1,427,000	0.12%

HIGHLIGHTS

Management and Administrative Services

Dimensional Fund Advisors Inc. (the “Advisor”) provides the Portfolio with administrative services and also serves as investment advisor to the Master Fund. Dimensional Investment Group Inc. (the “Fund”) contracts with Shareholder Services Agents to provide certain recordkeeping and other services for the benefit of the Portfolio’s shareholders. See “MANAGEMENT OF THE PORTFOLIO.”

Dividend Policy

The Portfolio distributes dividends from its net investment income quarterly (on a calendar basis) and any realized net capital gains in December of each year. See “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

Purchase, Valuation and Redemption of Shares

The shares of the Portfolio are offered at net asset value, which is calculated as of the close of the New York Stock Exchange (the “NYSE”) on each day that the NYSE is open for business. The value of the Portfolio’s shares will fluctuate in relation to the investment experience of the Master Fund. The redemption price of a share of the Portfolio is equal to its net asset value. See “PURCHASE OF SHARES,” “VALUATION OF SHARES” and “REDEMPTION OF SHARES.”

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Portfolio is to achieve long-term capital appreciation. The Portfolio pursues its objective by investing all of its assets in the DFA International Value Series (the “Master Fund”) of the DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio. The Master Fund invests in the stocks of large non-U.S. companies which the Advisor determines to be value stocks at the time of the purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time. As of the date of this Prospectus, the Master Fund may invest in the stocks of large companies in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As the Master Fund’s asset growth permits, it may invest in the stocks of large companies in other developed markets. In addition, the Master Fund may continue to hold securities of developed market countries that are not listed above as authorized countries, but had been authorized for investment in the past.

Portfolio Construction

Under normal market conditions, the DFA International Value Series intends to invest its assets in companies organized, having a majority of their assets in or deriving a majority of their operating income in at least three non-U.S. countries and no more than 40% of the Master Fund’s assets will be invested in such

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companies in any one country. The Master Fund invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of International Depositary Receipts or American Depositary Receipts. The Master Fund reserves the right to invest in index futures contracts and options on futures contracts to commit funds awaiting investment or to maintain liquidity.

The Master Fund intends to invest in the stocks of large companies in countries with developed markets. The Advisor determines company size on a country or regional specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalization. The Advisor then determines the universe of eligible stocks by defining the minimum market capitalization of a large company that may be purchased by the Master Fund with respect to each country or region. As of the date of this Prospectus, on an aggregate basis for the Master Fund, the Advisor considers large companies to be those companies with a market capitalization of at least $717 million. This threshold will vary by country or region. For example, as of the date of this Prospectus, the Advisor considers a large company in the European Monetary Union to have a market capitalization of at least $1526 million, a large company in Australia to have a market capitalization of at least $832 million and a large company in Hong Kong to have a market capitalization of at least $886 million. These dollar amounts will change due to market conditions.

The Master Fund intends to purchase securities within each applicable country using a market capitalization weighted approach. The Advisor, using this approach and its best judgment, will seek to set country weights based on the relative market capitalizations of eligible large companies within each country. As a result, the weightings of certain countries in the Master Fund may vary from their weighting in international indices, such as those published by FTSE International, Morgan Stanley Capital International or Citigroup.

The value criteria used by the Advisor for the Master Fund, as described above, generally apply at the time of purchase by the Master Fund. The Master Fund is not required to dispose of a security if the security’s issuer does not meet current value criteria. Similarly, the Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities which do meet the value criteria nevertheless may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale. See “Market Capitalization Weighted Approach” in this Prospectus.

Market Capitalization Weighted Approach

The portfolio structures of the Master Fund in which the Portfolio invests involve market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by the Advisor for a variety of factors. The Advisor may consider such factors as free float, trading strategies, liquidity management and other factors determined to be appropriate by the Advisor given market conditions. The Advisor may exclude the stock of a company that meets applicable market capitalization criterion if the Advisor determines, in its best judgment, that the purchase of such stock is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Adjustment for free float adjusts market capitalization weighting to exclude the share capital of a company that is not freely available for trading in the public equity markets by international investors. For example, the following types of shares may be excluded: (i) those held by strategic investors (such as governments, controlling shareholders and management), (ii) treasury shares, or (iii) shares subject to foreign ownership restrictions.

Deviation from market capitalization weighting also will occur because the Advisor intends to purchase in round lots only. Furthermore, the Advisor may reduce the relative amount of any security held in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from market capitalization weighting. A further deviation may occur due to investments in privately placed convertible debentures.

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Block purchases of eligible securities may be made at opportune prices, even though such purchases exceed the number of shares that, at the time of purchase, adherence to a market capitalization weighted approach would otherwise require.

Changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On at least a semi-annual basis, the Advisor will prepare lists of companies whose stock is eligible for investment by the Master Fund. Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from the Advisor’s then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from market capitalization weighting. Such deviation could be substantial if a significant amount of holdings of the Master Fund change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or fix the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries may vary from their weighting in published international indices.

SECURITIES LOANS

The Master Fund is authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While the Master Fund may earn additional income from lending securities, such activity is incidental to the Master Fund’s investment objective. For information concerning the revenue from securities lending see “SECURITIES LENDING REVENUE.” The value of securities loaned may not exceed 33 1/3% of the value of the Master Fund’s total assets. In connection with such loans, the Master Fund will receive collateral consisting of cash or U.S. government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Master Fund will be able to terminate the loan at any time and will receive reasonable compensation on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, the Master Fund could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures. The Portfolio is also authorized to lend its portfolio securities. However, as long as it holds only shares of the Master Fund, it will not do so.

MANAGEMENT OF THE PORTFOLIO

The Advisor serves as investment advisor to the Master Fund. As such, it is responsible for the management of its assets. Investment decisions for the Master Fund are made by the Investment Committee of the Advisor, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed primarily of certain officers and directors of the Advisor who are elected annually. The Advisor provides the Master Fund with a trading department and selects brokers and dealers to effect securities transactions.

Securities transactions are placed with a view to obtaining the best price and execution of such transactions. The Advisor is authorized to pay a higher commission to a broker, dealer or exchange member than another such organization might charge if it determines, in good faith, that the commission paid is reasonable in relation to the research or brokerage services provided by such organization.

For the advisory fees that the Portfolio has incurred for the fiscal year ended November 30, 2003, see “ANNUAL FUND OPERATING EXPENSES.” The Advisor was organized in May 1981, and is engaged in the business of providing investment management services to institutional investors. As of the date of this Prospectus, assets under management total approximately $50 billion.

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The Fund and the Trust each bears all of its own costs and expenses, including: services of its independent certified public accountants, legal counsel, brokerage commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses of the Fund or Trust allocable to the Portfolio or the Master Fund are so allocated and expenses which are not allocable to the Portfolio and the Master Fund are borne by the Portfolio or Master Fund on the basis of their relative net assets.

Consulting Services

The Advisor has entered into a Consulting Services Agreement with Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia Limited (“DFA Australia”), respectively. Pursuant to the terms of each Consulting Services Agreement, DFAL and DFA Australia provide certain trading and administrative services to the Advisor with respect to the Master Fund. The Advisor controls DFAL and DFA Australia.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

In general, the Portfolio distributes substantially all net investment income quarterly (on a calendar basis) and any realized net capital gains (after any reductions for capital loss carryforwards) in December of each year.

Shareholders of the Portfolio will automatically receive all income dividends and any capital gains distributions in additional shares of the Portfolio at net asset value (as of the business date following the dividend record date).

Dividends and distributions paid to a 401(k) plan accumulate free of federal income tax. Whether paid in cash or additional shares and regardless of the length of time the Portfolio’s shares have been owned by shareholders who are subject to federal income taxes, distributions from long-term capital gains are taxable as such. Dividends from net investment income or net short-term capital gains will be taxable as ordinary income, whether received in cash or in additional shares. A portion of the income dividends paid by the Portfolio may be qualified dividends eligible for taxation at long term capital gains rates, so long as the investor meets certain holding period requirements. It is anticipated that either none or only a small portion of the distributions made by the Portfolio will qualify for the corporate dividends received deduction because of the Master Fund’s investment in foreign equity securities.

For those investors subject to tax, if purchases of shares of the Portfolio are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution. Shareholders are notified annually by the Fund as to the federal tax status of dividends and distributions paid by the Portfolio.

Dividends which are declared in December to shareholders of record but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.

The sale of shares of the Portfolio is a taxable event and may result in a capital gain or loss to shareholders who are subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares of the Portfolio for shares of another portfolio of the Fund. Any loss incurred on sale or exchange of the Portfolio’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

Certain investments by the Master Fund may be subject to special rules which may affect the amount, character and timing of the income to the Master Fund. Some of these rules are referenced in the statement of additional information. Specifically, prospective investors should consult the statement of additional information for further information regarding the extent to which distributions from the Portfolio may be eligible for the dividends received deduction.

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In addition to federal taxes, shareholders may be subject to state and local taxes on distributions from the Portfolio to its shareholders and on gains arising on redemption or exchange of the Portfolio’s shares. Non-U.S. shareholders are subject to U.S. withholding and estate tax.

The Portfolio is required to withhold 28% of taxable dividends, capital gains distributions, and redemption proceeds paid to shareholders who have not complied with IRS rules concerning taxpayer identification numbers. You may avoid this withholding requirement by certifying on the account registration form your correct Taxpayer Identification Number and by providing and certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). The Portfolio must also withhold if the IRS instructs it to do so. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Portfolio.

PURCHASE OF SHARES

Shares of the Portfolio are sold only (i) to fund deferred compensation plans which are exempt from taxation under section 401(k) of the Internal Revenue Code and (ii) to clients, customers or members of certain institutions.

Provided that shares of the Portfolio are available under an employer’s plan or through an institution, shares may be purchased by following the procedures adopted by the respective employer or institution and approved by the Fund’s management for making investments. Shares are available through the Shareholder Services Agent designated under the employer’s plan or by the institution. Investors who want to consider investing in the Portfolio should contact their employer or institution for details.

Institutions which purchase shares of the Portfolio for the accounts of their customers may impose separate charges on those customers for account services. The Fund does not impose a minimum purchase requirement, but investors who wish to purchase shares of the Portfolio should determine whether their employer’s plan or institution imposes a minimum transaction requirement.

Frequent trading into and out of the Portfolio can disrupt portfolio investment strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs. The Portfolio is designed for long-term investors, and is not intended for market timing or excessive trading activities. Market timing activities include purchases and sales of Portfolio shares in response to short-term market fluctuations. The Portfolio may refuse or cancel purchase orders for any reason, without prior notice, particularly purchase orders that the Portfolio believes are made on behalf of market timers. The Portfolio and its agents reserve the right to reject any purchase request by any investor or 401(k) plan indefinitely if they believe that any combination of trading activity in the accounts is potentially disruptive to the Portfolio. If your service agent permits exchange purchases, these purchases are also subject to these limitations, which are in addition to the other exchange limitations described under “EXCHANGE OF SHARES.” The Portfolio may impose further restrictions on trading activities by market timers in the future.

VALUATION OF SHARES

Net Asset Value

The net asset values of the Portfolio and Master Fund are generally calculated on days that the NYSE is open for trading. The net asset values per share of the Portfolio and Master Fund are calculated after the close of the NYSE (normally, 1:00 p.m. PT) by dividing the total value of the Portfolio’s or Master Fund’s investments and other assets, less any liabilities, by the total outstanding shares of the stock of the respective Portfolio or Master Fund. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PT.

The value of the shares of the Portfolio will fluctuate in relation to the investment experience of the Master Fund in which such Portfolio invests. Securities held by the Master Fund will be valued in accordance with applicable laws and procedures adopted by the Board of Trustees, and generally, as described below.

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Securities held by the Master Fund are valued at the last quoted sale price of the day. Securities held by the Master Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP of the day, the Master Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies, such as the Master Fund, are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

The value of the securities and other assets of the Master Fund for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Master Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

As of the date of this Prospectus, the Master Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset value of the Master Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Master Fund prices its shares at the close of the NYSE, the Master Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Master Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Master Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Master Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Master Fund. When the Master Fund uses fair value pricing, the values assigned to the Master Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

The net asset value per share of the Master Fund is expressed in U.S. dollars by translating the net assets of the Master Fund using the mean of the most recent bid and asked prices for the dollar as quoted by generally recognized reliable sources. Since the Master Fund owns securities that are primarily listed on foreign exchanges which may trade on days when the Master Fund and Portfolio do not price their shares, the net asset value of the Portfolio may change on days when shareholders will not be able to purchase or redeem shares.

Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by a Master Fund is determined each day as of such close.

Public Offering Price

Provided that the Shareholder Services Agent has received the investor’s instructions in good order and the custodian has received the investor’s payment, shares of the Portfolio will be priced at the public offering price, which is the net asset value of the shares next determined after receipt of the payment by the custodian. The Fund may, from time to time, appoint sub-transfer agents or various financial intermediaries (“Intermediaries”) for the receipt of purchase orders, redemption orders and funds from certain investors. Intermediaries, in turn, are authorized to designate other financial intermediaries (“Sub-designees”) to receive purchase and redemption orders for the Portfolio’s shares from investors. With respect to such investors, the shares of the Portfolio will be

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priced at the public offering price calculated after receipt of the purchase order by the Intermediary or Sub-designee, as applicable, that is authorized to receive purchase orders. If the investor buys shares through an Intermediary or a Sub-designee, the purchase price will be the public offering price next calculated after the Intermediary or Sub-designee, as applicable, receives the order, rather than on the day the custodian receives the investor’s payment (provided that the Intermediary or Sub-designee, as applicable, has received the investor’s purchase order in good order, and the investor has complied with the Intermediary’s or Sub-designee’s payment procedures). If an order to purchase shares must be cancelled due to nonpayment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. To recover any such loss, the Fund reserves the right to redeem shares owned by any purchaser whose order is cancelled, and such purchaser may be prohibited or restricted in the manner of placing further orders. No reimbursement fee or sales charge is imposed on purchases.

EXCHANGE OF SHARES

Provided such transactions are permitted under the employer’s 401(k) plan or by the institution, investors may exchange shares of the Portfolio for those of the U.S. Small Cap Value Portfolio II or the U.S. Large Cap Value Portfolio II by first completing the necessary documentation as required by the Shareholder Services Agent designated under the employer’s plan or by the institution.

The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolio or otherwise adversely affect the Fund, the exchange privilege may be terminated. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing. Exchanges will be accepted only if the Fund may issue the shares of the portfolio being acquired in compliance with the securities laws of the investor’s state of residence.

The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Shareholder Services Agent has received appropriate instructions in the form required by such Shareholder Services Agent.

There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the Prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or loss on the transaction. However, no taxable gain or loss will normally be recognized by investors exchanging through a 401(k) plan. The Fund reserves the right to revise or terminate the exchange privilege or limit the amount of or reject any exchange, as deemed necessary, at any time.

REDEMPTION OF SHARES

Redemption Procedure

Investors who desire to redeem shares of the Portfolio must furnish a redemption request to the respective Shareholder Services Agent (or to an Intermediary or a Sub-designee, if applicable) in the form required by such Shareholder Services Agent. The Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a request for redemption in good order.

Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to fifteen days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

Redemption of Small Accounts

The Fund reserves the right to redeem a shareholder’s account if the value of the shares in the account is $500 or less because of redemptions by the shareholder. Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at

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least sixty days in advance of the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in the Portfolio in order to bring the value of the shares in the account to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.

In-Kind Redemptions

When in the best interests of the Portfolio, the Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Portfolio receives from the Master Fund, in lieu of cash in accordance with Rule 18f-1 under the Investment Company Act of 1940. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions. The Master Fund reserves the right to redeem its shares in the currencies in which its investments are denominated. Investors may incur charges in converting such currencies to dollars and the value of the currencies may be affected by currency exchange fluctuations.

THE FEEDER PORTFOLIO

Other institutional investors, including other mutual funds, may invest in the Master Fund. The expenses of such other funds and, correspondingly, their returns may differ from those of the Portfolio. Please contact The DFA Investment Trust Company at 1299 Ocean Avenue, 11th Floor Santa Monica, CA 90401, (310) 395-8005 for information about the availability of investing in the Master Fund other than through the Portfolio.

The aggregate amount of expenses for the Portfolio and the Master Fund may be greater than it would be if the Portfolio were to invest directly in the securities held by the Master Fund. However, the total expense ratios for the Portfolio and the Master Fund are expected to be less over time than such ratios would be if the Portfolio were to invest directly in the underlying securities. This arrangement enables various institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in the Master Fund, including the Portfolio, will pay its proportionate share of the expenses of the Master Fund.

The shares of the Master Fund will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in the Master Fund by other institutional investors offers potential benefits to the Master Fund, and through its investment in the Master Fund, the Feeder Portfolio also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Fund. Also, if an institutional investor were to redeem its interest in the Master Fund, the remaining investors in the Master Fund could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Fund’s security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in the Master Fund than the Portfolio could have effective voting control over the operation of the Master Fund.

If the Board of Directors of the Fund determines that it is in the best interest of the Portfolio, it may withdraw its investment in the Master Fund at any time. Upon any such withdrawal, the Board would consider what action the Portfolio might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retaining an investment advisor to manage the Portfolio’s assets in accordance with its own investment objective, possibly at increased cost. Shareholders of the Portfolio will receive written notice thirty days prior to the effective date of any changes in the investment objective of the Master Fund. A withdrawal by the Portfolio of its investment in the Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by the Master Fund to the Portfolio may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to the Portfolio. Any net capital gains so realized will be distributed to the Portfolio’s shareholders as described in “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

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FINANCIAL HIGHLIGHTS

The Financial Highlights table is meant to help you understand the Portfolio’s financial performance for the past five years. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio’s annual financial statements, are included in the Fund’s annual report which is available upon request.

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO II

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000	Year Ended Nov. 30, 1999
Net Asset Value, Beginning of Period	$8.69	$9.88	$12.10	$12.65	$11.55

Income From Investment Operations
Net Investment Income (Loss)	0.18	0.22	0.24	0.23	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	2.87	(0.74)	(1.43)	(0.32)	1.17

Total from Investment Operations	3.05	(0.52)	(1.19)	(0.09)	1.45

Less Distributions
Net Investment Income	(0.20)	(0.24)	(0.24)	(0.25)	(0.24)
Net Realized Gains	—	(0.43)	(0.79)	(0.21)	(0.11)

Total Distributions	(0.20)	(0.67)	(1.03)	(0.46)	(0.35)

Net Asset Value, End of Period	$11.54	$8.69	$9.88	$12.10	$12.65

Total Return	35.98%	(5.62)%	(10.94)%	(0.80)%	13.03%
Net Assets, End of Period (thousands)	$69,220	$37,576	$36,107	$42,435	$43,213
Ratio of Expenses to Average Net Assets*	0.40%	0.45%	0.51%	0.53%	0.50%
Ratio of Net Investment Income to Average Net Assets	2.41%	2.45%	2.17%	1.87%	2.31%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A
Portfolio Turnover Rate of Master Fund Series	14%	18%	6%	9%	6%

*     Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A   Refer to the respective Master Fund Series.

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SERVICE PROVIDERS

Investment Advisor DIMENSIONAL FUND ADVISORS INC. 1299 Ocean Avenue, 11th floor Santa Monica, CA 90401 Tel. No. (310) 395-8005	Accounting Services, Dividend Disbursing and Transfer Agent PFPC INC. 301 Bellevue Parkway Wilmington, DE 19809

Custodian—Domestic PFPC TRUST COMPANY 301 Bellevue Parkway Wilmington, DE 19809	Legal Counsel STRADLEY, RONON, STEVENS & YOUNG, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Custodian—International CITIBANK, N.A. 111 Wall Street New York, NY 10005	Independent Certified Public Accountants PRICEWATERHOUSECOOPERS LLP 200 East Las Olas Boulevard Suite 1700 Fort Lauderdale, FL 33301

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Other Available Information

You can find more information about the Fund and Portfolio in the Fund’s Statement of Additional Information (“SAI”) and Annual and Semi-Annual Reports.

Statement of Additional Information.    The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders.    These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolio in its last fiscal year.

How to get these and other materials:

•	Request free copies from:

—Your plan administrator—if you are a participant in a 401(k) plan offering the Portfolio.

—Your shareholder services agent—if you are a client or member of an institution offering the Portfolio.

—The Fund—if you represent a 401(k) plan sponsor or qualifying institution. Call collect at (310) 395-8005.

Additional materials describing the Fund and Portfolio, as well as the Advisor and its investment approach, are also available.

•	Access current prospectuses on our web site at http://www.dfaus.com.

•	Access them on the EDGAR Database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800/SEC-0330).

•	Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-942-8090.

Dimensional Fund Advisors Inc.

1299 Ocean Avenue, 11th Floor

Santa Monica, CA 90401

(310) 395-8005

Dimensional Investment Group Inc.—Registration No. 811-6067

RRD032904-010

P R O S P E C T U S

March 29, 2004

Please carefully read the important information it contains before investing.

DIMENSIONAL INVESTMENT GROUP INC.

Dimensional Investment Group Inc. is an investment company that offers a variety of investment portfolios. The Portfolio described in this Prospectus:  •  Has its own investment objective and policies, and is the equivalent of a separate mutual fund.  •  Is exclusively available to 401(k) plans and clients and members of certain institutions.  •  Does not charge a sales commission or “load.”  •  Is designed for long-term investors.

U.S. LARGE CAP VALUE PORTFOLIO II

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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RISK/RETURN SUMMARY
About the Portfolio

F    The Master Fund buys securities directly. The Portfolio invests in the Master Fund’s shares. The two have the same gross investment returns.

F    Market capitalization means the number of shares of a company’s stock outstanding, as determined by the Advisor, times price per share.

F    Market capitalization weighted means the amount of a stock in an index or portfolio is keyed to that stock’s market capitalization compared to all eligible stocks. The higher the stock’s relative market cap, the greater its representation.

F    Market capitalization weighted approach means investing on a market capitalization weighted basis, which may include adjusting that weighting to consider such factors as trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions. See “Market Capitalization Weighted Approach.”

F    Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), American Stock Exchange (“AMEX”) or Nasdaq National Market® (“Nasdaq”).

The Portfolio Has A Special Structure: The Portfolio is a “Feeder Portfolio” – a portfolio that does not buy individual securities directly. Instead, it invests in a corresponding fund, or “Master Fund,” that in turn purchases stocks and other securities.

Possible Complications: The Master-Feeder structure is relatively complex. While this structure is designed to reduce costs, it may not do so. As a result, the Portfolio might encounter operational or other complications.

Management

Dimensional Fund Advisors Inc. (the “Advisor”) is the investment manager for the Master Fund. (A Feeder Portfolio does not need an investment manager.)

Equity Investment Approach:

The Advisor believes that equity investing should involve a long-term view and a focus on asset class (e.g., large company stocks) selection, not stock picking. It places priority on limiting expenses, portfolio turnover, and trading costs. Many other investment managers concentrate on reacting to price movements and choosing individual securities.

Portfolio construction: Generally, the Advisor structures a portfolio by:

1.      Selecting a starting universe of securities (for example, all publicly traded U.S. common stocks).

2.      Creating a sub-set of companies meeting the Advisor’s investment guidelines.

3.      Excluding certain companies after analyzing various factors (for example, solvency).

4.      Purchasing stocks using a market capitalization weighted approach.

The Advisor’s investment guidelines for the Portfolio use a market capitalization segmentation approach. Broadly speaking, this technique involves considering a stock (which may be listed on any principal U.S. exchange or the over-the-counter market) for purchase only if the stock’s market capitalization falls within the range of the segment of total market capitalization identified for the Portfolio.

For example, the Master Fund of the U.S. Large Cap Value Portfolio II generally buys stocks whose market capitalizations are in the highest 90% of total market capitalization.

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Investment Objective, Strategy and Risks

F    “Value Stocks”: Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends or book value.

F    In selecting value stocks, the Advisor primarily considers price relative to book value.

•        Investment Objective: Long-term capital appreciation.

•        Investment Strategy: Purchase shares of a Master Fund that buys value stocks of large United States companies using a market capitalization weighted approach.

Principal Risk

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political and issuer specific events will cause securities owned by the Portfolio, and consequently the Portfolio itself, to rise or fall in value. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you may lose money.

Other Information
Securities Lending:
The Master Fund purchased by the Portfolio may lend its portfolio securities to generate additional income. If it does so, it will use various strategies (for example, only making fully collateralized loans) to reduce related risks.

Commodity Pool Operator Exemption: The Master Fund is operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

2

Risk and Return Bar Chart and Table
The Bar Chart and Table below illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Bar Chart shows the changes in performance from year to year. The Table illustrates how annualized one year, five year, and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The after-tax returns presented for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the Table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Past performance (before and after taxes) is not an indication of future results.

3

FEES AND EXPENSES

These tables describe the fees and expenses you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment): None*

*	Shares of the Portfolio that are purchased through omnibus accounts maintained by securities firms may be subject to a service fee or commission on such purchases.

ANNUAL FUND OPERATING EXPENSES**

(expenses that are deducted from Portfolio assets)

The expenses in the following tables are based on those incurred by the Portfolio and the Master Fund for the fiscal year ended November 30, 2003.

Management Fee	0.11%
Other Expenses	0.11%

Total Annual Operating Expenses	0.22%
Fee Waiver and/or Expense Assumption	0.00	%***

Net Expenses	0.22%

**	The “Management Fee” includes an investment management fee payable by the Master Fund and an administration fee payable by the Portfolio. The amount set forth in “Other Expenses” represents the aggregate amount that is payable by both the Master Fund and the Portfolio.

***	Pursuant to the Expense Waiver and Assumption Agreement for the Portfolio, the Advisor has agreed to waive its administration fee and to assume the Portfolio’s direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of the Master Fund) to the extent necessary to limit the expenses of the Portfolio to 0.75% of its average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 0.75% of the Portfolio’s average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s annualized expenses to exceed 0.75% of its average net assets. The Portfolio is not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Expense Waiver and Assumption Agreement will remain in effect for a period of one year from April 1, 2004 to April 1, 2005, and shall continue in effect from year to year thereafter unless terminated by Dimensional Investment Group Inc. or the Advisor.

4

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$23	$71	$124	$280

The table summarizes the aggregate estimated annual operating expenses of both the Portfolio and Master Fund.

SECURITIES LENDING REVENUE

For the fiscal year ended November 30, 2003, the Master Fund received the following net revenue from a securities lending program which constituted a percentage of the average daily net assets of the Master Fund (see “SECURITIES LOANS”):

Master Fund	Net Revenue	Percentage of Net Assets
The U.S. Large Cap Value Series	$216,000	0.01%

HIGHLIGHTS

Management and Administrative Services

Dimensional Fund Advisors Inc. (the “Advisor”) provides the Portfolio with administrative services and also serves as investment advisor to the Master Fund. The Fund contracts with Shareholder Services Agents to provide certain recordkeeping and other services for the benefit of the Portfolio’s shareholders. See “MANAGEMENT OF THE PORTFOLIO.”

Dividend Policy

The Portfolio distributes dividends from its net investment income quarterly (on a calendar basis) and any realized net capital gains in December of each year. See “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

Purchase, Valuation and Redemption of Shares

The shares of the Portfolio are offered at net asset value, which is calculated as of the close of the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for business. The value of the Portfolio’s shares will fluctuate in relation to the investment experience of the Master Fund. The redemption price of a share of the Portfolio is equal to its net asset value. See “PURCHASE OF SHARES,” “VALUATION OF SHARES” and “REDEMPTION OF SHARES.”

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INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Portfolio is to achieve long-term capital appreciation. The Portfolio pursues its objective by investing all of its assets in The U.S. Large Cap Value Series (the “Master Fund”) of The DFA Investment Trust Company ( the “Trust”), which has the same investment objective and policies as the Portfolio. The Master Fund invests in the common stocks of large U.S. companies which the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time. The Master Fund generally will invest in a broad and diverse group of the common stocks of large cap companies traded on a principal U.S. exchange or the over-the-counter market that the Advisor determines to be value stocks. As of the date of this prospectus, the Advisor considers companies whose market capitalizations generally are in the highest 90% of total market capitalization to be large cap companies. For purposes of this prospectus, “total market capitalization” is based on the market capitalization of U.S. operating companies listed on the NYSE, AMEX or Nasdaq. On at least a semi-annual basis, the Advisor will review total market capitalization to prepare lists of companies whose stock is eligible for investment by the Master Fund. As of December 31, 2003, generally, the market capitalization of a company in the highest 90% of total market capitalization was approximately $1672 million or above. This dollar amount may change due to market conditions. As a non-fundamental policy, under normal circumstances, the U.S. Large Cap Value Series will invest at least 80% of its net assets in securities of large cap U.S. companies. If the Large Cap Value Series changes this investment policy, U.S. Large Cap Value Portfolio II will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.

Portfolio Construction

Ordinarily, the Master Fund intends to invest in a broad and diverse group of readily marketable common stocks of large cap U.S. companies with high book to market ratios, as described above. The Master Fund may invest in futures contracts and options on futures contracts.

The Master Fund uses a market capitalization weighted approach. That is, each security is generally purchased based on the issuer’s relative market capitalization. The total market capitalization range, and the value criteria used by the Advisor for the Master Fund, as described above, generally apply at the time of purchase by the Master Fund. The Master Fund is not required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet current value criteria. Similarly, the Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities that do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale. See “Market Capitalization Approach”.

Market Capitalization Weighted Approach

The Advisor purchases stocks for the Master Fund using a market capitalization weighted approach. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by the Advisor for a variety of factors. The Advisor may consider such factors as trading strategies, liquidity management and other factors determined to be appropriate by the Advisor given market conditions. The Advisor may exclude the stock of a company that meets applicable market capitalization criterion if the Advisor determines, in its best judgment, that the purchase of such stock is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Deviation from market capitalization weighting will also occur because the Master Fund intends to purchase round lots only. Furthermore, in order to retain sufficient liquidity, the relative amount of any security held by the Master Fund may be reduced, from time to time, from the level which adherence to market capitalization

6

weighting would otherwise require. A portion, but generally not in excess of 20%, of the Master Fund’s assets may be invested in high quality, highly liquid fixed income securities, thereby causing further deviation from market capitalization weighting. Such investments would be made on a temporary basis pending investment in equity securities pursuant to the Master Fund’s investment objective. The Master Fund may make block purchases of eligible securities at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, adherence to a market capitalization weighted approach would otherwise require. While such transactions might cause a temporary deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of the assets of the Master Fund.

Changes in the composition and relative ranking (in terms of market capitalization and book to market ratio) of the stocks which are eligible for purchase by the Master Fund take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On not less than a semi-annual basis, the Advisor will prepare a current list of large U.S. companies with high book to market ratios whose stock is eligible for investment. Only common stocks whose market capitalizations are greater than the minimum on such list will be purchased by the Master Fund. Additional investments will not be made in securities which have depreciated in value to such an extent that they are not then considered by the Advisor to be large companies. This may result in further deviation from market capitalization weighting and such deviation could be substantial if a significant amount of the Master Fund’s holdings decrease in value sufficiently to be excluded from the then current market capitalization requirement for eligible securities, but not by a sufficient amount to warrant their sale.

As described above, investments will be made in virtually all eligible securities using a market capitalization weighted approach. The Master Fund does not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Generally, securities will be purchased with the expectation that they will be held for longer than one year. The Master Fund may sell portfolio securities when the issuer’s market capitalization falls substantially below that of the issuer with the minimum market capitalization which is then eligible for purchase by the Master Fund. In addition, the Master Fund may sell portfolio securities when their book to market ratio falls substantially below that of the security with the lowest such ratio that is then eligible for purchase by the Master Fund. However, securities, including those eligible for purchase, may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale.

SECURITIES LOANS

The Master Fund is authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While the Master Fund may earn additional income from lending securities, such activity is incidental to the Master Fund’s investment objective. For information concerning the revenue from securities lending see “SECURITIES LENDING REVENUE.” The value of securities loaned may not exceed 33 1/3% of the value of the Master Fund’s total assets. In connection with such loans, the Master Fund will receive collateral consisting of cash or U.S. government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Master Fund will be able to terminate the loan at any time and will receive reasonable compensation on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, the Master Fund could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures. The Portfolio is also authorized to lend its portfolio securities. However, as long as it holds only shares of the Master Fund, it will not do so.

MANAGEMENT OF THE PORTFOLIO

The Advisor serves as investment advisor to the Master Fund. As such, it is responsible for the management of its assets. Investment decisions for the Master Fund are made by the Investment Committee of the Advisor, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed primarily of certain officers and directors of the Advisor who are elected annually. The Advisor

7

provides the Master Fund with a trading department and selects brokers and dealers to effect securities transactions.

Securities transactions are placed with a view to obtaining the best price and execution of such transactions. The Advisor is authorized to pay a higher commission to a broker, dealer or exchange member than another such organization might charge if it determines, in good faith, that the commission paid is reasonable in relation to the research or brokerage services provided by such organization.

For the advisory fees the Portfolio has incurred for the fiscal year ended November 30, 2003, see “ANNUAL FUND OPERATING EXPENSES.” The Advisor was organized in May 1981, and is engaged in the business of providing investment management services to institutional investors. As of the date of this prospectus, assets under management total approximately $50 billion.

Dimensional Investment Group Inc. (the “Fund”) and the Trust each bears all of its own costs and expenses, including: services of its independent certified public accountants, legal counsel, brokerage commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal securities laws and the costs of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses of the Fund or Trust allocable to the Portfolio or the Master Fund are so allocated and expenses which are not allocable to the Portfolio and the Master Fund are borne by the Portfolio and the Master Fund on the basis of their relative net assets.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

In general, the Portfolio distributes substantially all net investment income quarterly (on a calendar basis) and any realized net capital gains (after any reductions for capital loss carryforwards) annually in December of each year.

Shareholders of the Portfolio will automatically receive all income dividends and any capital gains distributions in additional shares of the Portfolio at net asset value (as of the business date following the dividend record date).

Dividends and distributions paid to a 401(k) plan accumulate free of federal income tax. Whether paid in cash or additional shares and regardless of the length of time the Portfolio’s shares have been owned by shareholders who are subject to federal income taxes, distributions from long-term capital gains are taxable as such. Dividends from net investment income or net short-term capital gains will be taxable as ordinary income, whether received in cash or in additional shares. A portion of the income dividends paid by the Portfolio may be qualified dividends eligible for taxation at long-term capital gains rates, so long as the investor meets certain holding period requirements. Dividends from net investment income will generally qualify in part for the corporate dividends received deduction. The portion of dividends so qualified depends primarily on the aggregate qualifying dividend income received by the Master Fund from domestic (U.S.) sources.

For those investors subject to tax, if purchases of shares of the Portfolio are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution. Shareholders are notified annually by the Fund as to the federal tax status of dividends and distributions paid by the Portfolio.

Dividends which are declared in December to shareholders of record but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.

The sale of shares of the Portfolio is a taxable event and may result in a capital gain or loss to shareholders who are subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares of the Portfolio for shares of another portfolio of the Fund. Any loss incurred on sale or exchange of the Portfolio’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

8

Certain investments by the Master Fund may be subject to special rules which may affect the amount, character and timing of the income to the Master Fund. Some of these rules are referenced in the statement of additional information.

In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Non-U.S. shareholders may be subject to U.S. withholding and estate tax.

The Portfolio is required to withhold 28% of taxable dividends, capital gains distributions, and redemption proceeds paid to shareholders who have not complied with IRS rules concerning taxpayer identification numbers. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). The Portfolio must also withhold if the IRS instructs it to do so. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

The tax discussion set forth above is included for general information only. Prospective investors should consult the statement of additional information. Prospective investors should also consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Portfolio.

PURCHASE OF SHARES

Shares of the Portfolio are sold only (i) to fund deferred compensation plans which are exempt from taxation under section 401(k) of the Internal Revenue Code and (ii) to clients, customers or members of certain institutions. Provided that shares of the Portfolio are available under an employer’s plan or through an institution, shares may be purchased by following the procedures adopted by the respective employer or institution and approved by the Fund’s management for making investments. Shares are available through the Shareholder Services Agent designated under the employer’s plan or by the institution. Investors who want to consider investing in the Portfolio should contact their employer or institution for details. Institutions which purchase shares of the Portfolio for the accounts of their customers may impose separate charges on those customers for account services. The Fund does not impose a minimum purchase requirement, but investors who wish to purchase shares of the Portfolio should determine whether their employer’s plan or institution imposes a minimum transaction requirement.

Frequent trading into and out of the Portfolio can disrupt portfolio investment strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs. The Portfolio is designed for long-term investors, and is not intended for market timing or excessive trading activities. Market timing activities include purchases and sales of Portfolio shares in response to short-term market fluctuations. The Portfolio may refuse or cancel purchase orders for any reason, without prior notice, particularly purchase orders that the Portfolio believes are made on behalf of market timers. The Portfolio and its agents reserve the right to reject any purchase request by any investor or 401(k) plan indefinitely if they believe that any combination of trading activity in the accounts is potentially disruptive to the Portfolio. If your service agent permits exchange purchases, these purchases are also subject to these limitations, which are in addition to the other exchange limitations described under “EXCHANGE OF SHARES.” The Portfolio may impose further restrictions on trading activities by market timers in the future.

VALUATION OF SHARES

Net Asset Value

The net asset values per share of the Portfolio and Master Fund are generally calculated on days that the NYSE is open for trading. The net asset values per share of the Portfolio and the Master Fund are calculated after the close of the NYSE (normally, 1:00 p.m. PT) by dividing the total value of their respective investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Portfolio and the Master Fund,

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respectively. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PT.

The value of the Portfolio’s shares will fluctuate in relation to the investment experience of the Master Fund. Securities held by the Master Fund are valued at the last quoted sale price of the day. Securities held by the Master Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP of the day, the Master Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities issued by open-end investment companies, such as the Master Fund, are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE. The value of the securities and other assets of the Master Fund for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Master Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

Public Offering Price

Provided that the Shareholder Services Agent has received the investor’s investment instructions in good order and the Custodian has received the investor’s payment, shares of the Portfolio will be priced at the public offering price, which is the net asset value of the shares next determined after receipt of the payment by the Custodian. The Fund may, from time to time, appoint sub-transfer agents (such as Shareholder Services Agents) or various financial intermediaries (“Intermediaries”) for the receipt of purchase orders, redemption orders and funds from certain investors. Intermediaries, in turn, are authorized to designate other financial intermediaries (“Sub-designees”) to receive purchase and redemption orders for the Portfolio’s shares from investors. With respect to such investors, the shares of the Portfolio will be priced at the public offering price calculated after receipt of the purchase order by the Intermediary or Sub-designee, as applicable, that is authorized to receive purchase orders. If the investor buys shares through an Intermediary or a Sub-designee, the purchase price will be the public offering price next calculated after the Intermediary or Sub-designee, as applicable, receives the order, rather than on the day the custodian receives the investor’s payment (provided that the Intermediary or Sub-designee, as applicable, has received the investor’s purchase order in good order, and the investor has complied with the Intermediary’s or Sub-designee’s payment procedures). If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. The Fund reserves the right to redeem shares owned by any purchaser whose order is canceled to recover any resulting loss to the Fund and may prohibit or restrict the manner in which such purchaser may place further orders.

EXCHANGE OF SHARES

Provided such transactions are permitted under the employer’s 401(k) plan or by the institution, investors may exchange shares of the Portfolio for those of the DFA International Value Portfolio II or the U.S. Small Cap Value Portfolio II by completing the necessary documentation as required by the Shareholder Services Agent designated under the employer’s plan or by the institution.

The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolio or otherwise adversely affect the Fund, the exchange privilege may be terminated. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing. Exchanges will be accepted only if the Fund may issue the shares of the portfolio being acquired in compliance with the securities laws of the investor’s state of residence.

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The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Shareholder Services Agent has received appropriate instructions in the form required by such Shareholder Services Agent.

There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the Prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or loss on the transaction. The Fund reserves the right to revise or terminate the exchange privilege or limit the amount of or reject any exchange, as deemed necessary, at any time.

REDEMPTION OF SHARES

Redemption Procedure

Investors who desire to redeem shares of the Portfolio must furnish a redemption request to the respective Shareholder Services Agent (or to an Intermediary or a Sub-designee, if applicable) in the form required by such Shareholder Services Agent. The Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a request for redemption in good order.

Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to fifteen days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

Redemption of Small Accounts

The Fund reserves the right to redeem a shareholder’s account if the value of the shares in the account is $500 or less, because of redemptions by the shareholder. Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days in advance of the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in the Portfolio in order to bring the value of the shares in the account to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.

In-Kind Redemptions

When in the best interests of the Portfolio, the Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Portfolio receives from the Master Fund in lieu of cash. Such distributions will be made in accordance with federal securities laws and regulations governing mutual funds. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions.

THE FEEDER PORTFOLIO

Other institutional investors, including other mutual funds, may invest in the Master Fund. The expenses of such other funds and, correspondingly, their returns may differ from those of the Portfolio. Please contact The DFA Investment Trust Company at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, (310) 395-8005 for information about the availability of investing in the Master Fund other than through the Portfolio.

The aggregate amount of expenses for the Portfolio and the Master Fund may be greater than it would be if the Portfolio were to invest directly in the securities held by the Master Fund. However, the total expense ratios for the Portfolio and the Master Fund are expected to be less over time than such ratios would be if the Portfolio were to invest directly in the underlying securities. This arrangement enables various institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in the Master Fund, including the Portfolio, will pay its proportionate share of the expenses of the Master Fund.

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The shares of the Master Fund will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in the Master Fund by other institutional investors offers potential benefits to the Master Fund and, through its investment in the Master Fund, the Feeder Portfolio also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Fund. Also, if an institutional investor were to redeem its interest in the Master Fund, the remaining investors in the Master Fund could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Fund’s security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in the Master Fund than the Portfolio could have effective voting control over the operation of the Master Fund.

If the Board of Directors of the Fund determines that it is in the best interest of the Portfolio, it may withdraw its investment in the Master Fund at any time. Upon any such withdrawal, the Board would consider what action the Portfolio might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retaining an investment advisor to manage the Portfolio’s assets in accordance with its own investment objective, possibly at increased cost. Shareholders of the Portfolio will receive written notice thirty days prior to the effective date of any changes in the investment objective of the Master Fund. A withdrawal by the Portfolio of its investment in the Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by the Master Fund to the Portfolio may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to the Portfolio. Any net capital gains so realized will be distributed to the Portfolio’s shareholders as described in “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

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FINANCIAL HIGHLIGHTS

The Financial Highlights table is meant to help you understand the Portfolio’s financial performance for the past five years. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio’s annual financial statements, are included in the Fund’s annual report which is available upon request.

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE CAP VALUE PORTFOLIO II

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000	Year Ended Nov. 30, 1999
Net Asset Value, Beginning of Period	$12.82	$15.05	$16.66	$19.15	$19.82

Income From Investment Operations
Net Investment Income (Loss)	0.18	0.18	0.23	0.32	0.34
Net Gains (Losses) on Securities (Realized and Unrealized)	2.38	(1.42)	1.31	0.07	0.46

Total from Investment Operations	2.56	(1.24)	1.54	0.39	0.80

Less Distributions
Net Investment Income	(0.19)	(0.21)	(0.32)	(0.34)	(0.33)
Net Realized Gains	—	(0.78)	(2.83)	(2.54)	(1.14)

Total Distributions	(0.19)	(0.99)	(3.15)	(2.88)	(1.47)

Net Asset Value, End of Period	$15.19	$12.82	$15.05	$16.66	$19.15

Total Return	20.26%	(8.76)%	10.74%	2.78%	4.42%

Net Assets, End of Period (thousands)	$103,421	$69,848	$62,960	$33,364	$37,540
Ratio of Expenses to Average Net Assets*	0.22%	0.26%	0.36%	0.40%	0.37%
Ratio of Net Investment Income to Average Net Assets	1.56%	1.30%	1.61%	1.88%	1.58%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A
Portfolio Turnover Rate of Master Fund Series	7%	9%	6%	26%	43%

*	Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A	Refer to the respective Master Fund Series.

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SERVICE PROVIDERS

Investment Advisor DIMENSIONAL FUND ADVISORS INC. 1299 Ocean Avenue, 11th floor Santa Monica, CA 90401 Tel. No. (310) 395-8005	Accounting Services, Dividend Disbursing and Transfer Agent PFPC INC. 301 Bellevue Parkway Wilmington, DE 19809

Custodian PFPC TRUST COMPANY 301 Bellevue Parkway Wilmington, DE 19809	Legal Counsel STRADLEY, RONON, STEVENS & YOUNG, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Independent Certified Public Accounts PRICEWATERHOUSECOOPERS LLP 200 East Las Olas Boulevard Suite 1700 Fort Lauderdale, FL 33301

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Other Available Information

You can find more information about the Fund and Portfolio in the Fund’s Statement of Additional Information (“SAI”) and Annual and Semi-Annual Reports.

Statement of Additional Information.    The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders.    These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolio in its last fiscal year.

How to get these and other materials:

•	Request free copies from:

—	Your plan administrator—if you are a participant in a 401(k) plan offering the Portfolio.

—	Your shareholder services agent—if you are a client or member of an institution offering the Portfolio.

—	The Fund—if you represent a 401(k) plan sponsor or qualifying institution. Call collect at (310) 395-8005.

•	Access current prospectuses on our website at dfaus.com.

•	Access them on the EDGAR Database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800/SEC-0330).

•	Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-942-8090.

Dimensional Fund Advisors Inc.

1299 Ocean Avenue, 11th Floor

Santa Monica, CA 90401

(310) 395-8005

Dimensional Investment Group Inc.—Registration No. 811-6067

RRD032904-009

P R O S P E C T U S

March 29, 2004

Please carefully read the important information it contains before investing.

DIMENSIONAL INVESTMENT GROUP INC.

Dimensional Investment Group Inc. is an investment company that offers a variety of investment portfolios. Each Portfolio described in this Prospectus:  •  Has its own investment objective and policies, and is the equivalent of a separate mutual fund.  •  Is exclusively available to 401(k) plans.  •  Does not charge a sales commission or “load.”  •  Is designed for long-term investors.

DFA INTERNATIONAL VALUE PORTFOLIO IV

EMERGING MARKETS PORTFOLIO II

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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RISK/RETURN SUMMARY
About the Portfolios
F A Master Fund buys securities directly. A corresponding Feeder Portfolio invests in the Master Fund’s shares. The two have the same gross investment returns.

The Portfolios Have Special Structures: The Portfolios are “Feeder Portfolios” –portfolios that do not buy individual securities directly. Instead, they invest in corresponding funds called “Master Funds.” Master Funds in turn purchase stocks, bonds and/or other securities.

Possible Complications: The Master-Feeder structure is relatively complex. While this structure is designed to reduce costs, it may not do so. As a result, a Portfolio might encounter operational or other complications.

F    Market capitalization means the number of shares of a company’s stock outstanding, as determined by the Advisor, times price per share.

F    Market capitalization weighted means the amount of a stock in an index or portfolio is keyed to that stock’s market capitalization compared to all eligible stocks. The higher the stock’s relative market cap, the greater its representation.

F    Market capitalization weighted approach means investing on a market capitalization weighted basis, which may include adjusting that weighting to consider such factors as free float, trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions. See “Market Capitalization Weighted Approach.”

Management

Dimensional Fund Advisors Inc. (the “Advisor”) is the investment manager for the Master Funds. (A Feeder Portfolio does not need an investment manager.)

Equity Investment Approach:

The Advisor believes that equity investing should involve a long-term view and a focus on asset class (e.g., large company stocks) selection, not stock picking. It places priority on limiting expenses, portfolio turnover, and trading costs. Many other investment managers concentrate on reacting to price movements and choosing individual securities.

Portfolio construction: Generally, the Advisor structures a portfolio by:

1.      Selecting a starting universe of securities (for example, stocks of larger non-U.S. companies).

2.      Creating a sub-set of companies meeting the Advisor’s investment guidelines.

3.      Excluding certain companies after analyzing various factors (for example, solvency).

4.      Purchasing stocks using a market capitalization weighted approach.

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Investment Objectives, Strategies and Risks

F    “Value Stocks”: Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends or book value.

F    In selecting value stocks, the Advisor primarily considers price relative to book value.

F    The Portfolios’ foreign currency risks generally are not hedged.

F    “Emerging Markets” are countries with less developed economies not yet at the level of the world’s mature economies.

DFA International Value Portfolio IV

•        Investment Objective: Long-term capital appreciation.

•        Investment Strategy: Purchase shares of a Master Fund that buys value stocks of large non-U.S. companies on a market capitalization weighted basis in each applicable country.

•        Principal Risks: Market Risk and Foreign Securities and Currencies Risk.

Emerging Markets Portfolio II

•        Investment objective: Long-term capital appreciation.

•        Investment Strategy: Invest in a Master Fund that buys stocks of larger emerging markets companies.

•        Principal Risks: Market Risk, Foreign Securities and Currencies Risk and Emerging Markets Risk.

Principal Risks

Market Risk (Both Portfolios): Even a long-term investment approach cannot guarantee a profit. Economic, political and issuer specific events will cause the value of securities, and the Portfolios that own them, to rise or fall. Because the value of your investment in a Portfolio will fluctuate, there is a risk that you will lose money.

Foreign Securities and Currencies Risk (Both Portfolios): Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar).

Emerging Markets Risk (Emerging Markets Portfolio II): Numerous emerging market countries have recently experienced serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade and risky. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under emergency conditions.

Other Information

Securities Lending:

The Master Funds purchased by the Portfolios may lend their portfolio securities to generate additional income. If they do so, they will use various strategies (for example, only making fully collateralized loans) to reduce related risks.

Commodity Pool Operator Exemption:

The Master Funds are operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

2

Risk and Return Bar Charts and Tables
The Bar Charts and Tables immediately following illustrate the variability of each Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolios. The Bar Chart for each Portfolio shows the changes in performance from year to year. The Table for each Portfolio illustrates how annualized one year, five year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The after-tax returns presented for the Portfolios are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the Tables. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolios through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale. Past performance (before and after taxes) is not an indication of future results.

3

4

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Portfolios.

Shareholder Fees (fees paid directly from your investment): None

ANNUAL FUND OPERATING EXPENSES*

(expenses that are deducted from Portfolio assets)

Except as indicated below, the expenses in the following tables are based on those incurred by the Portfolios and the corresponding Master Funds for the fiscal year ended November 30, 2003.

DFA INTERNATIONAL VALUE PORTFOLIO IV
Management Fee	0.27%
Other Expenses	0.16%

Total Annual Operating Expenses	0.43%

EMERGING MARKETS PORTFOLIO II
Management Fee	0.50%
Other Expenses	0.48%

Total Annual Operating Expenses	0.98%
Fee Waiver	0.40%**

Net Expenses	0.58%

*	The “Management Fee” includes an investment management fee payable by the Master Fund and an administration fee payable by the Portfolio. The amount set forth in “Other Expenses” represents the aggregate amount that is payable by both the Master Fund and the Portfolio.

**	Pursuant to the Expense Waiver and Assumption Agreement for Emerging Markets Portfolio II, the Advisor has agreed to waive its administration fee of 0.40% per year for the Portfolio on the first $50 million of the Portfolio’s average net assets. The Expense Waiver and Assumption Agreement will remain in effect for a period of one year from April 1, 2004 to April 1, 2005, and shall continue in effect from year to year thereafter unless terminated by Dimensional Investment Group Inc. or the Advisor.

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EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

	1 Year	3 Years	5 Years	10 Years
DFA International Value Portfolio IV	44	138	241	542
Emerging Markets Portfolio II	59	272	503	1,165

The table summarizes the aggregate estimated annual operating expenses of both the Portfolios and their Master Funds. The costs for the Emerging Markets Portfolio II reflect the “Net Expenses” of the Portfolio that result from the contractual fee waiver for the first year only.

SECURITIES LENDING REVENUE

For the fiscal year ended November 30, 2003, DFA International Value Portfolio IV’s Master Fund, The DFA International Value Series, received the following net revenue from a securities lending program which constituted a percentage of the average daily net assets of its Master Fund (see “SECURITIES LOANS”):

Master Fund	Net Revenue	Percentage of Net Assets
DFA International Value Series	$1,427,000	0.12%

HIGHLIGHTS

Management and Administrative Services

Dimensional Fund Advisors Inc. (the “Advisor”) provides each Portfolio with administrative services and also serves as investment advisor to each Master Fund. See “MANAGEMENT OF THE PORTFOLIOS.”

Dividend Policy

Each Portfolio generally distributes dividends from its net investment income in December of each year and will distribute any realized net capital gains annually after the end of the Fund’s fiscal year in November. See “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

Purchase, Valuation and Redemption of Shares

The shares of each Portfolio are offered at net asset value, which is calculated as of the close of the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for business. The value of a Portfolio’s shares will fluctuate in relation to the investment experience of its corresponding Master Fund. The redemption price of a share of each Portfolio is equal to its net asset value. See “PURCHASE OF SHARES,” “VALUATION OF SHARES” and “REDEMPTION OF SHARES.”

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INVESTMENT OBJECTIVES AND POLICIES

DFA INTERNATIONAL VALUE PORTFOLIO IV

The investment objective of the DFA International Value Portfolio IV is to achieve long-term capital appreciation. The Portfolio pursues its objective by investing all of its assets in The DFA International Value Series (the “International Value Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio. The International Value Series seeks to achieve its objective by investing in the stocks of large non-U.S. companies which the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, the Advisor may consider additional factors, such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time. As of the date of this Prospectus, the International Value Series may invest in the stocks of large companies in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As the International Value Series’ asset growth permits, it may invest in the stocks of large companies in other developed markets. The Investment Committee of the Advisor also may authorize other countries for investment in the future, in addition to the countries listed above. Also, the International Value Series may continue to hold securities of developed market countries that are not listed above as authorized countries, but had been authorized for investment in the past.

Portfolio Construction

Under normal market conditions, the International Value Series will invest its assets in companies organized, having a majority of their assets in, or deriving a majority of their operating income in at least three non-U.S. countries, and no more than 40% of the Series’ assets will be invested in such companies in any one country. The International Value Series invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of International Depositary Receipts or American Depositary Receipts. The International Value Series reserves the right to invest in index futures contracts and options on futures contracts to commit funds awaiting investment or to maintain liquidity.

The International Value Series intends to invest in the stocks of large companies in Europe, Australia and the Far East. The Advisor determines company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Advisor then determines the universe of eligible stocks by defining the minimum market capitalization of a large company that may be purchased by the International Value Series with respect to each country or region. As of the date of this Prospectus, on an aggregate basis for the International Value Series, the Advisor considers large companies to be those companies with a market capitalization of at least $717 million. This threshold will vary by country or region. For example, as of the date of this Prospectus, the Advisor considers a large company in the European Monetary Union to have a market capitalization of at least $1526 million, a large company in Australia to have a market capitalization of at least $832 million, and a large company in Hong Kong to have a market capitalization of at least $886 million. These dollar amounts will change due to market conditions.

The International Value Series intends to purchase securities in each applicable country using a market capitalization weighted approach. In determining market capitalization weights, the Advisor, using this approach and its best judgment, will seek to set country weights based on relative market capitalizations of companies within each country. See “MARKET CAPITALIZATION WEIGHTED APPROACH.” As a result, the weightings of certain countries in the International Value Series may vary from their weighting in international indices, such as those published by FTSE International, Morgan Stanley Capital International or Citigroup.

The value criteria used by the Advisor for the International Value Series, as described above, generally apply at the time of purchase by the International Value Series. The International Value Series is not required to

7

dispose of a security if the security’s issuer no longer meets the current value criteria. Similarly, the Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities that do meet the value criteria nevertheless may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale. See “Market Capitalization Weighted Approach.”

Market Capitalization Weighted Approach

The portfolio structure of the International Value Series in which the Portfolio invests involves market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by the Advisor for a variety of factors. The Advisor may consider such factors as free float, trading strategies, liquidity management and other factors determined to be appropriate by the Advisor given market conditions. The Advisor may exclude the stock of a company that meets applicable market capitalization criterion if the Advisor determines, in its best judgment, that the purchase of such stock is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Adjustment for free float adjusts market capitalization weighting to exclude the share capital of a company that is not freely available for trading in the public equity markets by international investors. For example, the following types of shares may be excluded: (i) those held by strategic investors (such as governments, controlling shareholders and management), (ii) treasury shares, or (iii) shares subject to foreign ownership restrictions.

Deviation from market capitalization weighting also will occur because the Advisor intends to purchase in round lots only. Furthermore, the Advisor may reduce the relative amount of any security held in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from market capitalization weighting. A further deviation may occur due to investments in privately placed convertible debentures.

Block purchases of eligible securities may be made at opportune prices, even though such purchases exceed the number of shares that, at the time of purchase, adherence to a market capitalization weighted approach would otherwise require. In addition, securities eligible for purchase or otherwise represented in the International Value Series may be acquired in exchange for the issuance of shares. (See ‘‘PURCHASE OF SHARES—In Kind Purchases.’’) While such transactions might cause a deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of assets.

Changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On at least a semi-annual basis, the Advisor will prepare lists of companies whose stock is eligible for investment by the International Value Series. Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from the Advisor’s then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from market capitalization weighting. Such deviation could be substantial if a significant amount of holdings of the International Value Series changes in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or fix the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries may vary from their weighting in published international indices.

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EMERGING MARKETS PORTFOLIO II

The investment objective of the Emerging Markets Portfolio II is to achieve long-term capital appreciation. Emerging Markets Portfolio II pursues its objective by investing all of its assets in The Emerging Markets Series of the Trust, which has the same investment objective and policies as the Portfolio. The Emerging Markets Series invests in emerging markets designated by the Investment Committee of the Advisor (“Approved Markets”). The Series invests its assets primarily in Approved Markets equity securities listed on bona fide securities exchanges or actively traded on over-the-counter markets. These exchanges or over-the-counter markets may be either within or outside the issuer’s domicile country, and the securities may be listed or traded in the form of International Depositary Receipts or American Depositary Receipts.

The Emerging Markets Series will seek a broad market coverage of larger companies within each Approved Market. The Emerging Markets Series will attempt to own shares of companies whose aggregate overall share of the Approved Market’s total public market capitalization is at least in the upper 40% of such capitalization. The Emerging Markets Series may limit the market coverage in the smaller emerging markets in order to limit purchases of small market capitalization companies.

The Emerging Markets Series may not invest in all such companies or Approved Markets described above or achieve approximate market weights, for reasons which include constraints imposed within Approved Markets (e.g., restrictions on purchases by foreigners), and the Series’ policy not to invest more than 25% of its assets in any one industry.

As a non-fundamental policy, under normal circumstances, The Emerging Markets Series will invest at least 80% of its net assets in emerging markets investments that are defined in this Prospectus as Approved Market securities. If The Emerging Market Series changes this investment policy, Emerging Markets Portfolio II will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. Approved Market securities are defined to be (a) securities of companies organized in a country in an Approved Market or for which a principal trading market is in an Approved Market; (b) securities issued or guaranteed by the government of an Approved Market country, its agencies or instrumentalities, or the central bank of such country; (c) securities denominated in an Approved Market currency issued by companies to finance operations in Approved Markets; (d) securities of companies that derive at least 50% of their revenues primarily from either goods or services produced in Approved Markets or sales made in Approved Markets; or (e) Approved Markets equity securities in the form of depositary shares. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries as well as in the Approved Markets. The Advisor, however, will select only those companies which, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets such that their value will tend to reflect developments in Approved Markets to a greater extent than developments in other regions. For example, the Advisor may invest in companies organized and located in the United States or other countries outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies meet the definition of Approved Markets securities so long as the Advisor believes at the time of investment that the value of the company’s securities will reflect principally conditions in Approved Markets.

In determining what countries have emerging markets with respect to The Emerging Markets Series, the data, analysis and classification of countries disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank) and International Finance Corporation, among other things, will be considered. Approved emerging markets may not include all such emerging markets. In determining whether to approve markets for investment, the Advisor will take into account, among other things, market liquidity, investor information, government regulation, including fiscal and foreign exchange repatriation rules and the availability of other access to these markets for The Emerging Markets Series. The Emerging Markets Series may continue to hold emerging markets securities that are no longer designated as Approved Markets by the Investment Committee of the Advisor.

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As of the date of this prospectus, the following countries are designated as Approved Markets: Brazil, Chile, Czech Republic, Hungary, Indonesia, Israel, Malaysia, Mexico, the Philippines, Poland, South Africa, South Korea, Republic of China (Taiwan), Thailand and Turkey. Countries that may be approved in the future include, but are not limited to, Argentina, People’s Republic of China, Colombia, Egypt, India and Venezuela.

Pending the investment of new capital in Approved Markets equity securities, The Emerging Markets Series will typically invest in money market instruments or other highly liquid debt instruments denominated in U.S. dollars (including, without limitation, repurchase agreements). In addition, The Emerging Markets Series may, for liquidity, or for temporary defensive purposes during periods in which market or economic or political conditions warrant, purchase highly liquid debt instruments or hold freely convertible currencies, although the Series does not expect the aggregate of all such amounts to exceed 10% of its net assets under normal circumstances.

The Emerging Markets Series also may invest up to 10% of its total assets in shares of other investment companies that invest in one or more Approved Markets, although it intends to do so only where access to those markets is otherwise significantly limited. In some Approved Markets, it will be necessary or advisable for The Emerging Markets Series to establish a wholly-owned subsidiary or a trust for the purpose of investing in the local markets.

Portfolio Construction

The Emerging Markets Series’ policy of seeking broad market diversification means that the Advisor will not utilize “fundamental” securities research techniques in identifying securities selections. The decision to include or exclude the shares of an issuer will be made primarily on the basis of such issuer’s relative market capitalization determined by reference to other companies located in the same country. Company size is measured in terms of reference to other companies located in the same country and in terms of local currencies in order to eliminate the effect of variations in currency exchange rates.

Even though a company’s stock may meet the applicable market capitalization criterion, it may not be included in The Emerging Markets Series for one or more of a number of reasons. For example, in the Advisor’s judgment, the issuer may be considered in extreme financial difficulty, a material portion of its securities may be closely held and not likely available to support market liquidity, or the issuer may be a “passive foreign investment company” (as defined in the Internal Revenue Code of 1986, as amended). To this extent, there will be the exercise of discretion and consideration by the Advisor which would not be present in the management of a portfolio seeking to represent an established index of broadly traded domestic securities (such as the S&P 500® Index). The Advisor will also exercise discretion in determining the allocation of investments as between Approved Markets.

For the purpose of converting U.S. dollars to another currency, or vice versa, or converting one foreign currency to another foreign currency, The Emerging Markets Series may enter into forward foreign exchange contracts. In addition, to hedge against changes in the relative value of foreign currencies, The Emerging Markets Series may purchase foreign currency futures contracts. The Emerging Markets Series will only enter into such a futures contract if it is expected that the Series will be able readily to close out such contract. There can, however, be no assurance that it will be able in any particular case to do so, in which case the Series may suffer a loss.

EQUITY PORTFOLIOS

Securities, including those eligible for purchase, may be disposed of at any time when, in the Advisor’s judgment, circumstances warrant their sale, including, but not limited to, tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will not be sold to realize short-term profits. However, when circumstances warrant, they may be sold without regard to the length of time held.

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SECURITIES LOANS

The Master Funds are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While a Master Fund may earn additional income from lending securities, such activity is incidental to a Master Fund’s investment objective. For information concerning the revenue from securities lending see “SECURITIES LENDING REVENUE.” The value of securities loaned may not exceed 33 1/3% of the value of a Master Fund’s total assets. In connection with such loans, a Master Fund will receive collateral consisting of cash or U.S. government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Master Fund will be able to terminate the loan at any time and will receive reasonable compensation on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, the Master Fund could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures. Each Portfolio is also authorized to lend its portfolio securities. However, to the extent it holds only shares of its corresponding Master Fund, it will not do so.

MANAGEMENT OF THE PORTFOLIOS

The Advisor serves as investment advisor to each Master Fund. As such, it is responsible for the management of their respective assets. Investment decisions for the Master Funds are made by the Investment Committee of the Advisor, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed primarily of certain officers and directors of the Advisor who are elected annually. The Advisor provides each Master Fund with a trading department and selects brokers and dealers to effect securities transactions.

Securities transactions are placed with a view to obtaining the best price and execution of such transactions. The Advisor is authorized to pay a higher commission to a broker, dealer or exchange member than another such organization might charge if it determines, in good faith, that the commission paid is reasonable in relation to the research or brokerage services provided by such organization.

For the advisory fees that the Portfolios have incurred for the fiscal year ended November 30, 2003, see “ANNUAL FUND OPERATING EXPENSES.” The Advisor was organized in May 1981, and is engaged in the business of providing investment management services to institutional investors. As of the date of this Prospectus, assets under management total approximately $50 billion.

The Dimensional Investment Group Inc. (the “Fund”) and the Trust bear all of their own costs and expenses, including: services of its independent certified public accountants, legal counsel, brokerage commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses allocable to a particular Portfolio or Master Fund are so allocated. The expenses of the Fund which are not allocable to a particular Portfolio are borne by each Portfolio on the basis of its relative net assets. Similarly, the expenses of the Trust which are not allocable to a particular Master Fund are borne by each Master Fund on the basis of its relative net assets.

Consulting Services

The Advisor has entered into a Consulting Services Agreement with Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia Limited (formerly DFA Australia Ltd.) (“DFA Australia”), respectively. Pursuant to the terms of each Consulting Services Agreement, DFAL and DFA Australia provide certain trading and administrative services to the Advisor with respect to the Master Funds. The Advisor controls DFAL and DFA Australia.

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DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

In general, each Portfolio distributes substantially all of its net investment income in December of each year. Both Portfolios will distribute any realized net capital gains (after any reductions for capital loss carry-forwards) annually after the end of the Fund’s fiscal year.

Shareholders of the Portfolios will automatically receive all income dividends and any capital gains distributions in additional shares of the Portfolio whose shares they hold at net asset value (as of the business date following the dividend record date).

Dividends and distributions paid to a 401(k) plan accumulate free of federal income taxes. In addition, the sale or redemption by a 401(k) plan of a Portfolio’s shares will not be subject to federal income taxes.

Dividends declared in October, November or December to shareholders of record in such a month, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for U.S. federal income tax purposes as if paid by a Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.

A Portfolio is required to withhold 28% of taxable dividends, capital gains distributions and redemption proceeds paid to shareholders who have not complied with IRS rules concerning taxpayer identification numbers. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). A Portfolio must also withhold if the IRS instructs it to do so. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

The Master Funds may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the corresponding Portfolio’s income dividends paid to shareholders.

The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Portfolios.

PURCHASE OF SHARES

Shares of the Portfolios are sold only to fund deferred compensation plans that are exempt from taxation under section 401(k) of the Code and whose sponsors contribute to the Portfolios’ fees and expenses as set forth in this prospectus (see “ANNUAL FUND OPERATING EXPENSES”).

Provided that shares of the Portfolios are available under an employer’s 401(k) plan, shares may be purchased by following the procedures adopted by the respective employer and approved by Fund management for making investments. Shares are available through the service agent designated under the employer’s plan. Investors who are considering an investment in the Portfolios should contact their employer for details. The Fund does not impose a minimum purchase requirement, but investors should determine whether their employer’s plan imposes a minimum transaction requirement.

Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

Frequent trading into and out of the Portfolio can disrupt portfolio investment strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs. The Portfolios are designed for long-term investors, and are not intended for market timing or excessive trading activities. Market timing activities include purchases and sales of Portfolio shares in response to short-term market fluctuations. The Portfolios may refuse or cancel purchase orders for any reason, without prior notice, particularly purchase orders that the Portfolios believe are made on behalf of market timers. The Portfolios and their agents reserve the right to reject any purchase request by any investor or 401(k) plan indefinitely if they believe that any combination of trading activity in the accounts is potentially disruptive to the Portfolios. If your service agent permits exchange purchases, these purchases are also subject to these limitations, which are in addition to the other exchange limitations described under “EXCHANGE OF SHARES.” The Portfolios may impose further restrictions on trading activities by market timers in the future.

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In-Kind Purchases

If accepted by the Fund, shares of a Portfolio may be purchased in exchange for securities that are eligible for acquisition by its corresponding Master Fund or otherwise represented in the portfolio of the Master Fund as described in this prospectus. Shares may also be purchased in exchange for local currencies in which such securities of the corresponding Master Fund are denominated. Securities and local currencies accepted by the Fund for exchange and Portfolio shares to be issued in exchange will be valued as set forth under “VALUATION OF SHARES” at the time of the next determination of net asset value after such acceptance. All dividends, interests, subscription, or other rights pertaining to such securities shall become the property of the Portfolio (or its corresponding Master Fund) whose shares are being acquired and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who desire to purchase shares of either Portfolio with local currencies should first contact the Advisor for wire instructions.

The Fund will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the corresponding Master Fund and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio (or its corresponding Master Fund) under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists or otherwise; and (3) at the discretion of the Fund, the value of any such security (except U.S. Government Securities) being exchanged together with other securities of the same issuer owned by the corresponding Master Fund may not exceed 5% of the net assets of the Master Fund immediately after the transaction. The Fund will accept such securities for investment and not for resale.

A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities or local currency exchanged. Investors interested in such exchanges should contact the Advisor.

VALUATION OF SHARES

Net Asset Value

The net asset value of each Portfolio and Master Fund is generally calculated on days that the NYSE is open for trading. The net asset value per share of each Portfolio and corresponding Master Fund is calculated after the close of the NYSE (normally, 1:00 p.m. PT) by dividing the total value of the Portfolio’s or Master Fund’s investments and other assets, less any liabilities, by the total outstanding shares of the stock of the respective Portfolio or Master Fund. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PT.

The value of the shares of each Portfolio will fluctuate in relation to the investment experience of the Master Fund in which such Portfolio invests. Securities held by the Master Funds will be valued in accordance with applicable laws and procedures adopted by the Board of Trustees, and generally, as described below.

Securities held by the Master Funds are valued at the last quoted sale price of the day. Securities held by the Master Funds that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP of the day, the Master Funds value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies, such as the Master Funds, are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

The value of the securities and other assets of the Master Funds for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Master Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

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As of the date of this Prospectus, the Master Funds will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of the Master Funds are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Master Funds price their shares at the close of the NYSE, the Master Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Master Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Master Funds have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Master Funds utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Master Fund. When a Master Fund uses fair value pricing, the values assigned to the Master Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

The net asset values per share of the Master Funds are expressed in U.S. dollars by translating the net assets of each Master Fund using the mean of the most recent bid and asked prices for the dollar as quoted by generally recognized reliable sources. Since the Master Funds own securities that are primarily listed on foreign exchanges which may trade on days when the Master Funds and Portfolios do not price their shares, the net asset values of the Portfolios may change on days when shareholders will not be able to purchase or redeem shares.

Certain of the securities holdings of the Emerging Markets Series in Approved Markets may be subject to tax, investment and currency repatriation regulations of the Approved Markets that could have a material effect on the values of the securities. For example, the Emerging Markets Series might be subject to different levels of taxation on current income and realized gains depending upon the holding period of the securities. In general, a longer holding period (e.g., 5 years) may result in the imposition of lower tax rates than a shorter holding period (e.g., 1 year). The Emerging Markets Series may also be subject to certain contractual arrangements with investment authorities in an Approved Market which require the Emerging Markets Series to maintain minimum holding periods or to limit the extent of repatriation of income and realized gains.

Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by a Master Fund is determined each day as of such close.

Public Offering Price

Provided that a service agent designated under a 401(k) plan has received the investor’s investment instructions in good order and a Portfolio’s custodian has received the investor’s payment, shares of the Portfolio selected will be priced at the public offering price, which is the net asset value next determined after receipt of the payment by the custodian. The Fund may, from time to time, appoint sub-transfer agents (such as Shareholder Services Agents) or various financial intermediaries (“Intermediaries”) for the receipt of purchase orders, redemption orders and funds from certain investors. Intermediaries, in turn, are authorized to designate other financial intermediaries (“Sub-designees”) to receive purchase and redemption orders for the Portfolio’s shares from investors. With respect to such investors, the shares of the Portfolio will be priced at the public offering price calculated after receipt of the purchase order by the Intermediary or Sub-designee, as applicable, that is authorized to receive purchase orders. If the investor buys shares through an Intermediary or a Sub-designee, the purchase price will be the public offering price next calculated after the Intermediary or Sub-designee, as applicable, receives the order, rather than on the day the custodian receives the investor’s payment (provided that the Intermediary or Sub-designee, as applicable, has received the investor’s purchase order in good order, and the

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investor has complied with the Intermediary’s or Sub-designee’s payment procedures). If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. The Fund reserves the right to redeem shares owned by any purchaser whose order is canceled to recover any resulting loss to the Fund and may prohibit or restrict the manner in which such purchaser may place further orders.

EXCHANGE OF SHARES

Provided such transactions are permitted under an employer’s 401(k) plan, investors may exchange shares of one Portfolio described in this prospectus for shares in the other Portfolio by completing the necessary documentation as required by the service agent designated under the employer’s plan and the Advisor. Please contact the service agent of your plan for further information.

The minimum amount for an exchange is $100,000. The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of any of the Portfolios or otherwise adversely affect the Fund, the exchange privilege may be terminated, and any proposed exchange is subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the Portfolios involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of the Portfolio. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing.

The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the service agent has received appropriate instructions in the form required by such service agent and provided that such service agent has provided proper documentation to the Advisor.

There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the Prospectus. No taxable gain or loss will normally be recognized by investors exchanging through a 401(k) plan. The Fund reserves the right to revise or terminate the exchange privilege, limit the amount of or reject any exchange, or waive the minimum amount requirement as deemed necessary, at any time.

REDEMPTION OF SHARES

Redemption Procedure

An investor who desires to redeem shares of a Portfolio must furnish a redemption request to the service agent (or to an Intermediary or a Sub-designee, if applicable) designated under a 401(k) plan in the form required by such service agent. The Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a request for redemption in good order by PFPC Inc.

Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to fifteen days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

Redemption of Small Accounts

With respect to each Portfolio, the Fund reserves the right to redeem a shareholder’s account if the value of the shares in a specific portfolio is $500 or less because of redemptions by the shareholder. Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days in advance of the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in the Fund in order to bring the value of the shares in the account for a specific portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by the Fund under

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this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.

In-Kind Redemptions

When in the best interests of a Portfolio, it may make a redemption payment, in whole or in part, by a distribution of portfolio securities from the Portfolio’s corresponding Master Fund in lieu of cash in accordance with Rule 18f-1 under the Investment Company Act of 1940. The Portfolios also reserve the right to redeem their shares in the currencies in which their Master Fund’s investments are denominated. Investors may incur brokerage charges and other transaction costs in selling such securities and converting such currencies to dollars. Also, the value of foreign securities or currencies may be affected by currency exchange fluctuations.

THE FEEDER PORTFOLIOS

Other institutional investors, including other mutual funds, may invest in each Master Fund. The expenses of such other funds and, correspondingly, their returns may differ from those of the Portfolios. Please contact the DFA Investment Trust Company at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, (310) 395-8005 for information about the availability of investing in a Master Fund other than through a Portfolio.

The aggregate amount of expenses for a Portfolio and the corresponding Master Fund may be greater than it would be if the Portfolio were to invest directly in the securities held by the corresponding Master Fund. However, the total expense ratios for the Portfolios and the Master Funds are expected to be less over time than such ratios would be if the Portfolios were to invest directly in the underlying securities. This arrangement enables various institutional investors, including the Portfolios, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in a Master Fund, including a Portfolio, will pay its proportionate share of the expenses of that Master Fund.

The shares of the Master Funds will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in a Master Fund by other institutional investors offers potential benefits to the Master Funds, and through their investment in the Master Funds, the Portfolios also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Funds. Also, if an institutional investor were to redeem its interest in a Master Fund, the remaining investors in that Master Fund could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Fund’s security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in a Master Fund than the corresponding Portfolio could have effective voting control over the operation of the Master Fund.

If the Board of Directors of the Fund determines that it is in the best interest of a Portfolio, it may withdraw its investment in a Master Fund at any time. Upon any such withdrawal, the Board would consider what action the Portfolio might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retaining an investment advisor to manage the Portfolio’s assets in accordance with its own investment objective, possibly at increased cost. Shareholders of a Portfolio will receive written notice thirty days prior to the effective date of any changes in the investment objective of its corresponding Master Fund. A withdrawal by a Portfolio of its investment in the corresponding Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by a Master Fund to a Portfolio may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to such Portfolio. Any net capital gains so realized will be distributed to that Portfolio’s shareholders as described in “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

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FINANCIAL HIGHLIGHTS

The Financial Highlights table is meant to help you understand each Portfolio’s financial performance for the period of that Portfolio’s operations. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios’ annual financial statements, are included in the Fund’s annual report which is available upon request.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INTERNATIONAL VALUE PORTFOLIO IV

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000		Year Ended Nov. 30, 1999
Net Asset Value, Beginning of Period	$$7.49	$8.45	$10.90	$11.19		$10.07

Income From Investment Operations
Net Investment Income (Loss)	0.18	0.19	0.21	0.20		0.30
Net Gains (Losses) on Securities (Realized and Unrealized)	2.52	(0.65)	(1.20)	(0.22)		1.04

Total from Investment Operations	2.70	(0.46)	(0.99)	(0.02)		1.34

Less Distributions
Net Investment Income	—	(0.20)	(0.27)	(0.22)		(0.22)
Net Realized Gains	—	(0.30)	(1.19)	(0.05)		—

Total Distributions	—	(0.50)	(1.46)	(0.27)		(0.22)

Net Asset Value, End of Period	$10.19	$7.49	$8.45	$10.90		$11.19

Total Return	36.05%	(5.66)%	(10.80)%	(0.24)%		13.58%
Net Assets, End of Period (thousands)	$120,092	$84,403	$86,341	$96,607		$121,276
Ratio of Expenses to Average Net Assets(1)	0.43%	0.45%	0.44%	0.41	%(a)	0.41	%(a)
Ratio of Net Investment Income to Average Net Assets	2.28%	2.38%	2.22%	1.97	%(a)	2.32	%(a)
Portfolio Turnover Rate	N/A	N/A	N/A	N/A		N/A
Portfolio Turnover Rate of Master Fund Series	14%	18%	6%	9%		6%

(1)	Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a)	The plan’s sponsor has voluntarily contributed to the Portfolio an amount equal to that portion of the aggregate fees and expenses incurred by the Portfolio relating to the plan’s investment.

N/A	Refer to the respective Master Fund Series.

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DIMENSIONAL INVESTMENT GROUP INC.

EMERGING MARKETS PORTFOLIO II

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000		Year Ended Nov. 30, 1999
Net Asset Value, Beginning of Period	$7.11	$7.08	$7.83	$10.08		$6.57

Income From Investment Operations
Net Investment Income (Loss)	0.16	0.09	0.10	0.09		0.09
Net Gains (Losses) on Securities (Realized and Unrealized)	2.63	0.04	(0.79)	(2.26)		3.50

Total from Investment Operations	2.79	0.13	(0.69)	(2.17)		3.59

Less Distributions
Net Investment Income	(0.12)	(0.10)	(0.06)	(0.08)		(0.08)
Net Realized Gains	—	—	—	—		—

Total Distributions	(0.12)	(0.10)	(0.06)	(0.08)		(0.08)

Net Asset Value, End of Period	$9.78	$7.11	$7.08	$7.83		$10.08

Total Return	39.88%	1.83%	(8.96)%	(21.73)%		55.31%
Net Assets, End of Period (thousands)	$13,272	$9,211	$9,568	$10,465		$13,476
Ratio of Expenses to Average Net Assets(1) .	0.58%	0.65%	0.93%	0.82	%(a)	0.76	%(a)
Ratio of Expenses to Average Net Assets (excluding waivers, assumption of expenses and/or recovery of previously waived fees)(1)	0.98%	1.05%	1.33%	1.22	%(a)	1.16	%(a)
Ratio of Net Investment Income to Average Net Assets	2.09%	1.34%	1.49%	0.98%		0.94%
Ratio of Net Investment Income to Average Net Assets (excluding waivers, assumption of expenses and/or recovery of previously waived fees)	1.69%	0.94%	1.09%	0.58%		0.54%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A		N/A
Portfolio Turnover Rate of Master Fund Series	1%	8%	6%	12%		16%

(1)	Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a)	The plan’s sponsor has voluntarily contributed to the Portfolio an amount equal to that portion of the aggregate fees and expenses incurred by the Portfolio relating to the plan’s investment.

N/A	Refer to the respective Master Fund Series.

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SERVICE PROVIDERS

Investment Advisor DIMENSIONAL FUND ADVISORS INC. 1299 Ocean Avenue, 11th floor Santa Monica, CA 90401 Tel. No. (310) 395-8005	Accounting Services, Dividend Disbursing and Transfer Agent PFPC INC. 301 Bellevue Parkway Wilmington, DE 19809

Custodian—Domestic PFPC TRUST COMPANY 301 Bellevue Parkway Wilmington, DE 19809	Legal Counsel STRADLEY, RONON, STEVENS & YOUNG, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Custodian—International CITIBANK, N.A. 111 Wall Street New York, NY 10005	Independent Certified Public Accountants PRICEWATERHOUSECOOPERS LLP 200 East Las Olas Boulevard Suite 1700 Ft. Lauderdale, FL 33301

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Other Available Information

You can find more information about the Fund and its Portfolios in the Fund’s Statement of Additional Information (“SAI”) and Annual and Semi-Annual Reports.

Statement of Additional Information.    The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders.    These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolios in their last fiscal year.

How to get these and other materials:

•	Request free copies from:

—	Your plan administrator—if you are a participant in a 401(k) plan offering the Portfolios.

—	The Fund—if you represent a 401(k) plan sponsor. Call collect at (310) 395-8005.

Additional materials describing the Fund and Portfolios, as well as the Advisor and its investment approach, are also available.

•	Access current prospectuses on our web site at http://www.dfaus.com.

•	Access them on the EDGAR Database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800/SEC-0330).

•	Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-942-8090.

Dimensional Fund Advisors Inc.

1299 Ocean Avenue, 11th Floor

Santa Monica, CA 90401

(310) 395-8005

Dimensional Investment Group Inc.—Registration No. 811-6067

RRD032904-011

P R O S P E C T U S

March 29, 2004

Please carefully read the important information it contains before investing.

DIMENSIONAL INVESTMENT GROUP INC.

Dimensional Investment Group Inc. is an investment company that offers a variety of investment portfolios. The Portfolio described in this Prospectus:  •  Has its own investment objective and policies, and is the equivalent of a separate mutual fund.  •  Is generally only available to institutional investors, retirement plans and clients of registered investment advisors.  •  Does not charge a sales commission or “load.”

  •  Is designed for long-term investors.  •  Requires a minimum initial purchase of $5 million.

THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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RISK/RETURN SUMMARY
About the Portfolio

F    The Master Fund buys securities directly. The Portfolio invests in the Master Fund’s shares. The two have the same gross investment returns.

F    Market capitalization means the number of shares of a company’s stock outstanding, as determined by the Advisor, times price per share.

F    Market capitalization weighted means the amount of a stock in an index or portfolio is keyed to that stock’s market capitalization compared to all eligible stocks. The higher the stock’s relative market cap, the greater its representation.

F    Market capitalization weighted approach means investing on a market capitalization weighted basis, which may include adjusting that weighting to consider such factors as trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions. See “Market Capitalization Weighted Approach.”

F    Total market capitalization is based on the market capitalization of all U.S. operating companies listed on the New York Stock Exchange (“NYSE”), American Stock Exchange (“AMEX”) or Nasdaq National Market® (“Nasdaq”).

The Portfolio Has A Special Structure: The Portfolio is a “Feeder Portfolio” – a portfolio that does not buy individual securities directly. Instead, it invests in a corresponding fund, or “Master Fund,” that in turn purchases stocks, and other securities.

Possible Complications: The Master-Feeder structure is relatively complex. While this structure is designed to reduce costs, it may not do so. As a result, the Portfolio might encounter operational or other complications.

Management

Dimensional Fund Advisors Inc. (the “Advisor”) is the investment manager for the Master Fund. (A Feeder Portfolio does not need an investment manager.)

Equity Investment Approach:

The Advisor believes that equity investing should involve a long-term view and a focus on asset class (e.g., small company stocks) selection, not stock picking. It places priority on limiting expenses, portfolio turnover, and trading costs. Many other investment managers concentrate on reacting to price movements and choosing individual securities.

Portfolio construction: Generally, the Advisor structures a portfolio by:

1.      Selecting a starting universe of securities (for example, all publicly traded U.S. common stocks).

2.      Creating a sub-set of companies meeting the Advisor’s investment guidelines.

3.      Excluding certain companies after analyzing various factors (for example, solvency).

4.      Purchasing stocks using a market capitalization weighted approach.

The Advisor’s investment guidelines for the Portfolio use a market capitalization segmentation approach. Broadly speaking, this technique involves considering a stock (which may be listed on any principal U.S. exchange or the over-the-counter market) for purchase only if the stock’s market capitalization falls within the range of the segment of total market capitalization identified for the Portfolio.

The Master Fund of The DFA U.S. Small Cap Institutional Portfolio generally purchases stocks whose market capitalizations are in the lowest 8% of total market capitalization.

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Investment Objective, Strategy and Risks

•       Investment Objective: Long-term capital appreciation.

•       Investment Strategy: Purchase shares of a Master Fund which buys stocks of small United States companies using a market capitalization weighted approach.

•       Principal Risk: Market Risk and Small Company Risk.

Principal Risks

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political and issuer specific events will cause the value of securities and the Master Fund that owns them, and, in turn, the Portfolio itself, to rise or fall in value. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you may lose money.

Small Company Risk: Securities of small firms are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.

Other Information
Securities Lending:
The Master Fund purchased by the Portfolio may lend its portfolio securities to generate additional income. If it does so, it will use various strategies (for example, only making fully collateralized loans) to reduce related risks.

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Risk and Return Bar Chart and Table

The Bar Chart and Table below illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Bar Chart shows the changes in performance from year to year. The Table illustrates how annualized one year, five year and ten year returns for the Portfolio, both before and after taxes, compare with those of a broad measure of market performance. The after-tax returns presented for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the Table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Past performance (before and after taxes) is not an indication of future results.

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FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment): None

ANNUAL FUND OPERATING EXPENSES*

(expenses that are deducted from Portfolio assets)

The expenses in the following tables are based on those incurred by the Portfolio and the Master Fund for the fiscal year ended November 30, 2003.

Management Fee	0.10%
Other Expenses	0.08%

Total Annual Operating Expenses	0.18%
Fee Waiver and/or Expense Assumption	0.00%**

Net Expenses	0.18%

*	The “Management Fee” includes an investment management fee payable by the Master Fund and an administration fee payable by the Portfolio. The amount set forth in “Other Expenses” represents the aggregate amount that is payable by both the Master Fund and the Portfolio.

**	Pursuant to the Expense Waiver and Assumption Agreement for the Portfolio, the Advisor has agreed to waive its administration fee and to assume the Portfolio’s direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of the Master Fund) to the extent necessary to limit the expenses of the Portfolio to 0.20% of its average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 0.20% of the Portfolio’s average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s annualized expenses to exceed 0.20% of its average net assets. The Portfolio is not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Expense Waiver and Assumption Agreement will remain in effect for a period of one year from April 1, 2004 to April 1, 2005, and shall continue in effect from year to year thereafter unless terminated by Dimensional Investment Group Inc. or the Advisor.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 18	$ 58	$101	$230

The table summarizes the aggregate estimated annual operating expenses before any waivers of both the Portfolio and the Master Fund.

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SECURITIES LENDING REVENUE

For the fiscal year ended November 30, 2003, the Master Fund received the following net revenue from a securities lending program which constituted a percentage of the average daily net assets of the Master Fund. See “SECURITIES LOANS.”

Master Fund	Net Revenue	Percentage of Net Assets
The U.S. Small Cap Series	$597,000	0.06%

HIGHLIGHTS

Management and Administrative Services

Dimensional Fund Advisors Inc. (the “Advisor” or “DFA”) provides the Portfolio with administrative services and also serves as investment advisor to the Master Fund. See “MANAGEMENT OF THE PORTFOLIO.”

Dividend Policy

The Portfolio distributes substantially all of its net investment income quarterly (on a calendar basis) and any net realized capital gains in December of each year. See “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

Purchase, Valuation and Redemption of Shares

The shares of the Portfolio are offered at net asset value, which is calculated as of the close of the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for business. The minimum initial purchase requirement for the Portfolio’s shares is $5,000,000. There is no minimum purchase requirement for subsequent purchases. The value of the Portfolio’s shares will fluctuate in relation to the investment experience of the Master Fund. The redemption price of a share of the Portfolio is equal to its net asset value. See “PURCHASE OF SHARES,” “VALUATION OF SHARES” and “REDEMPTION OF SHARES.”

INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Portfolio is to achieve long-term capital appreciation. The Portfolio pursues its objective by investing all of its assets in The U.S. Small Cap Series (the “Master Fund”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio. The Master Fund invests in securities of small U.S. companies generally having readily marketable securities. Company size will be determined for purposes of the Master Fund on the basis of a company’s market capitalization. “Market capitalization” will be calculated by multiplying the price of a company’s stock by the number of its shares of common stock.

Portfolio Construction

The Master Fund will generally invest in a broad and diverse group of the common stocks of small cap companies traded on a principal U.S. exchange or on the over-the-counter market. As of the date of this prospectus, the Advisor considers companies whose market capitalizations generally are in the lowest 8% of total market capitalization to be small cap companies. For purposes of this prospectus, “total market capitalization” is based on the market capitalization of U.S. operating companies listed on the NYSE, AMEX or Nasdaq. On at least a semi-annual basis, the Advisor will review total market capitalization to prepare lists of companies whose stock is eligible for investment by the Master Fund. As of December 31, 2003, generally, the market capitalization of a company in the lowest 8% of total market capitalization was approximately $1296 million or below. This dollar amount may change due to market conditions. The Master Fund may invest in securities of foreign issuers that are traded in the U.S. securities markets, but such investments may not exceed 5% of the gross assets of the Master Fund. It is the intention of the Master Fund to acquire a portion of the common stock

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of eligible companies on a market capitalization weighted basis. In addition, the Master Fund is authorized to invest in private placements of interest-bearing debentures that are convertible into common stock (“privately placed convertible debentures”). Such investments are considered illiquid and the value thereof together with the value of all other illiquid investments may not exceed 15% of the value of the Master Fund’s total assets at the time of purchase.

The Master Fund intends to invest in the securities of eligible companies using a market capitalization weighted approach. See “Market Capitalization Weighted Approach.” The decision to include or exclude the shares of an issuer will be made on the basis of such issuer’s relative market capitalization determined by reference to other companies located in the United States. As a non-fundamental policy, under normal circumstances, The U.S. Small Cap Series will invest at least 80% of its net assets in securities of small cap companies. If The U.S. Small Cap Series changes this investment policy, The DFA U.S. Small Cap Institutional Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.

Even though a company’s stock may meet the market capitalization criterion, it may not be purchased if (i) in the Advisor’s judgment, the issuer is in extreme financial difficulty, (ii) the issuer is involved in a merger or consolidation or is the subject of an acquisition or (iii) a significant portion of the issuer’s securities are closely held. Further, securities of real estate investment trusts will not be acquired (except as a part of a merger, consolidation or acquisition of assets). In addition, the Advisor may exclude the stock of a company that otherwise meets the market capitalization criterion if the Advisor determines in its best judgment that other conditions exist that make the purchase of such stock for the Master Fund inappropriate.

Market Capitalization Weighted Approach

The Advisor purchases stocks for the Master Fund using a market capitalization weighted approach. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by the Advisor for a variety of factors. The Advisor may consider such factors as trading strategies, liquidity management and other factors determined to be appropriate by the Advisor given market conditions. The Advisor may exclude the stock of a company that meets applicable market capitalization criterion if the Advisor determines, in its best judgment, that the purchase of such stock is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Deviation from market capitalization weighting also will occur in the Master Fund because the Advisor intends to purchase round lots only. Furthermore, in order to retain sufficient liquidity, the relative amount of any security held by the Master Fund may be reduced from time to time. A portion, but generally not in excess of 20%, of the Master Fund’s assets may be invested in interest-bearing obligations, such as money market instruments, thereby causing further deviation from market capitalization weighting. Such investments would be made on a temporary basis pending investment in equity securities pursuant to the Master Fund’s investment objective.

The Master Fund may make block purchases of eligible securities at opportune prices even though such purchases exceed the number of shares that, at the time of purchase, adherence to a market capitalization weighted approach would otherwise require. In addition, the Master Fund may acquire securities eligible for purchase or otherwise represented in its portfolio at the time of the exchange in exchange for the issuance of its shares. (See “In-Kind Purchases.”) While such transactions might cause a temporary deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of the assets of the Master Fund.

Changes in composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase by the Master Fund take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On a not less than semi-annual basis, the Advisor will determine the market capitalization of the largest small company in which the Master Fund may invest. Common stocks whose market capitalizations are not greater than such company will be purchased for the

6

Master Fund. Additional investments generally will not be made in securities which have appreciated in value sufficiently to be excluded from the Advisor’s then current market capitalization limit for eligible portfolio securities. This may result in further deviation from market capitalization weighting and such deviation could be substantial if a significant amount of the Master Fund’s holdings increase in value sufficiently to be excluded from the limit for eligible securities, but not by a sufficient amount to warrant their sale. A further deviation from market capitalization may occur if the Master Fund invests a portion of its assets in privately placed convertible debentures.

On a periodic basis, the Advisor will review the Master Fund’s holdings and determine which holdings, at the time of such review, are no longer considered small U.S. companies. Securities which have depreciated in value since their acquisition will not be sold by the Master Fund solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities, including those eligible for purchase, may be disposed of, however, at any time when, in the Advisor’s judgment, circumstances, including (but not limited to) tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices, warrant their sale. Generally, securities will not be sold to realize short-term profits, but, when circumstances warrant, they may be sold without regard to the length of time held. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the policy of maintaining a portfolio of companies with small market capitalizations.

SECURITIES LOANS

The Master Fund is authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While the Master Fund may earn additional income from lending securities, such activity is incidental to the Master Fund’s investment objective. For information concerning the revenue from securities lending see “SECURITIES LENDING REVENUE.” The value of securities loaned may not exceed 33 1/3% of the value of the Master Fund’s total assets. In connection with such loans, the Master Fund will receive collateral consisting of cash or U.S. government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Master Fund will be able to terminate the loan at any time and will receive reasonable compensation on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, the Master Fund could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures. The Portfolio is also authorized to lend its portfolio securities. However, as long as it holds only shares of the Master Fund, it will not do so.

MANAGEMENT OF THE PORTFOLIO

The Advisor serves as investment advisor to the Master Fund. As such, it is responsible for the management of its assets. Investment decisions for the Master Fund are made by the Investment Committee of the Advisor, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed primarily of certain officers and directors of the Advisor who are elected annually. The Advisor provides the Master Fund with a trading department and selects brokers and dealers to effect securities transactions.

Securities transactions are placed with a view to obtaining the best price and execution. Subject to this goal, such transactions may be placed with brokers which have assisted in the sale of the Portfolio’s shares. The Advisor is authorized to pay a higher commission to a broker, dealer or exchange member than another such organization might charge if it determines, in good faith, that the commission paid is reasonable in relation to the research or brokerage services provided by such organization.

For the advisory fees the Portfolio has incurred for the fiscal year ended November 30, 2003, see “ANNUAL FUND OPERATING EXPENSES.” The Advisor was organized in May 1981, and is engaged in the business of providing investment management services to institutional investors. As of the date of this prospectus, assets under management total approximately $50 billion.

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Dimensional Investment Group Inc. (the “Fund”) and the Trust each bears all of its own costs and expenses, including: services of its independent certified public accountants, legal counsel, brokerage fees, commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses of the Fund or Trust allocable to the Portfolio or the Master Fund are so allocated and expenses which are not allocable to the Portfolio and the Master Fund are borne by the Portfolio and Master Fund on the basis of their relative net assets.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

In general, the Portfolio distributes its net investment income quarterly (on a calendar basis) and any net realized capital gains (after any reductions for capital loss carryforwards) in December of each year.

Shareholders of the Portfolio will automatically receive all income dividends and any capital gains distributions in additional shares of the Portfolio at net asset value (as of the business date following the dividend record date), unless upon written notice to the Advisor and completion of account information, the shareholder selects one of the following options:

Income Option—to receive income dividends in cash and capital gains distributions in additional shares at net asset value.

Capital Gains Option—to receive capital gains distributions in cash and income dividends in additional shares at net asset value.

Cash Option—to receive both income dividends and capital gains distributions in cash.

Whether paid in cash or additional shares and regardless of the length of time the Portfolio’s shares have been owned by shareholders who are subject to federal income taxes, distributions from long-term capital gains are taxable as such. Dividends from net investment income or net short-term capital gains will be taxable as ordinary income, whether received in cash or in additional shares. A portion of the income dividends paid by the Portfolio may be qualified dividends eligible for taxation at long-term capital gains rates, so long as the investor meets certain holding period requirements. Dividends from net investment income will generally qualify in part for the corporate dividends received deduction. The portion of dividends so qualified depends primarily on the aggregate qualifying dividend income received by the Master Fund from domestic (U.S.) sources.

For those investors subject to tax, if purchases of shares of the Portfolio are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution. Shareholders are notified annually by the Fund as to the federal tax status of dividends and distributions paid by the Portfolio.

Dividends which are declared in November or December to shareholders of record in such a month but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.

The sale of shares of the Portfolio is a taxable event and may result in a capital gain or loss to shareholders who are subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares of the Portfolio for shares of another portfolio of the Fund. Any loss incurred on sale or exchange of the Portfolio’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

Certain investments by the Master Fund may be subject to special rules which may affect the amount, character and timing of the income to the Master Fund. Some of these rules are referenced in the statement of additional information.

8

In addition to federal taxes, shareholders may be subject to state and local taxes on distributions from the Portfolio and on gains arising on redemption or exchange of Portfolio shares. Non-U.S. shareholders may be subject to U.S. withholding and estate tax.

The Portfolio is required to withhold 28% of taxable dividends, capital gains distributions, and redemption proceeds paid to shareholders who have not complied with IRS rules concerning taxpayer identification numbers. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). The Portfolio must also withhold if the IRS instructs it to do so. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

The tax discussion set forth above is included for general information only. Prospective investors should consult the statement of additional information. Prospective investors should also consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Portfolio.

PURCHASE OF SHARES

Investors may purchase shares of the Portfolio by first contacting the Advisor at (310) 395-8005 to notify the Advisor of the proposed investment. All investments are subject to approval of the Advisor, and all investors must complete and submit an Account Registration Form.

The minimum initial purchase requirement for the Portfolio’s shares is $5,000,000. Once the minimum purchase requirement is satisfied, further investments in the Portfolio are not subject to any minimum purchase requirement. The Fund reserves the right to reduce or waive the minimum investment requirement, to reject any initial or additional investment and to suspend the offering of shares of the Portfolio.

Investors having an account with a bank that is a member or a correspondent of a member of the Federal Reserve System may purchase shares by first calling the Advisor at (310) 395-8005 to notify the Advisor of the proposed investment, then requesting the bank to transmit immediately available funds (Federal Funds) by wire to the custodian, for the account of Dimensional Investment Group Inc. (The DFA U.S. Small Cap Institutional Portfolio). Additional investments also may be made through the wire procedure by first notifying the Advisor. Investors who wish to purchase shares by check should send their check to Dimensional Investment Group Inc., c/o PFPC Inc., P.O. Box 8916, Wilmington, Delaware 19899-8916.

Shares may also be purchased and sold by individuals through securities firms that may charge a service fee or commission for such transactions. No such fee or commission is charged on shares that are purchased or redeemed directly from the Fund. Investors who are clients of investment advisory organizations may also be subject to investment advisory fees under their own arrangements with such organizations.

Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

Frequent trading into and out of the Portfolio can disrupt portfolio investment strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs. The Portfolio is designed for long-term investors, and is not intended for market timing or excessive trading activities. Market timing activities include purchases and sales of Portfolio shares in response to short-term market fluctuations. The Portfolio may refuse or cancel purchase orders for any reason, without prior notice, particularly purchase orders that the Portfolio believes are made on behalf of market timers. The Portfolio and its agents reserve the right to reject any purchase request by any investor indefinitely if they believe that any combination of trading activity in the accounts is potentially disruptive to the Portfolio. Exchange purchases are also subject to these limitations, which are in addition to the other exchange limitations described under “EXCHANGE OF SHARES.” The Portfolio may impose further restrictions on trading activities by market timers in the future.

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In-Kind Purchases

If accepted by the Fund, shares of the Portfolio may be purchased in exchange for securities that are eligible for acquisition by the Master Fund or otherwise represented in its portfolio as described in this prospectus. Securities accepted by the Fund for exchange and shares of the Portfolio to be issued in the exchange will be valued as set forth under “VALUATION OF SHARES” at the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio and must be delivered to the Fund by the investor upon receipt from the issuer.

The Fund will not accept securities in exchange for shares of the Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Master Fund and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Master Fund under the Securities Act of 1933 or otherwise; and (3) at the discretion of the Fund, the value of any such security (except U.S. government securities) being exchanged together with other securities of the same issuer owned by the Master Fund may not exceed 5% of the net assets of the Master Fund immediately after the transaction. The Fund will accept such securities for investment and not for resale.

A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities exchanged. Investors interested in such exchanges should contact the Advisor.

VALUATION OF SHARES

Net Asset Value

The net asset values per share of the Portfolio and the Master Fund are generally calculated on days that the NYSE is open for trading. The net asset values per share of the Portfolio and the Master Fund are calculated after the close of the NYSE (normally, 1:00 p.m. PT) by dividing the total value of their respective investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Portfolio and the Master Fund, respectively. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PT.

The value of the Portfolio’s shares will fluctuate in relation to the investment experience of the Master Fund. Securities held by the Master Fund are valued at the last quoted sale price of the day. Securities held by the Master Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP of the day, the Master Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

The value of the securities and other assets of the Master Fund for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Master Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. To the extent that the Master Fund holds large numbers of securities, it is likely that it will have a larger number of securities that may be deemed illiquid and therefore must be valued pursuant to special procedures adopted by the Board of Trustees, than would a fund that holds a smaller number of securities. The Master Fund is more likely to hold illiquid securities than would a fund that invests in larger capitalization companies.

Public Offering Price

Provided that the Advisor has received the investor’s Account Registration Form in good order and the custodian has received the investor’s payment, shares of the Portfolio will be priced at the public offering price,

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which is the net asset value next determined after receipt of the investor’s funds by the custodian. “Good order” with respect to the purchase of shares means that (1) a fully completed and properly signed Account Registration Form and any additional supporting legal documentation required by the Advisor has been received in legible form and (2) the Advisor has been notified of the purchase by telephone and, if the Advisor so requests, also in writing, no later than the close of regular trading on the NYSE (ordinarily 1:00 p.m. PT) on the day of the purchase. The transfer agent or the Fund may, from time to time, appoint sub-transfer agents or various financial intermediaries (“Intermediaries”) for the receipt of purchase orders, redemption orders and funds from certain investors. Intermediaries, in turn, are authorized to designate other financial intermediaries (“Sub-designees”) to receive purchase and redemption orders for the Portfolio’s shares from investors. With respect to such investors, the shares of the Portfolio will be priced at the public offering price calculated after receipt of the purchase order by the Intermediary or Sub-designee, as applicable, that is authorized to receive purchase orders. If the investor buys shares through an Intermediary or a Sub-designee, the purchase price will be the public offering price next calculated after the Intermediary or Sub-designee, as applicable, receives the order, rather than on the day the custodian receives the investor’s payment (provided that the Intermediary or Sub-designee, as applicable, has received the investor’s purchase order in good order, and the investor has complied with the Intermediary’s or Sub-designee’s payment procedures). If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. The Fund reserves the right to redeem shares owned by any purchaser whose order is canceled in order to recover any resulting loss to the Fund and may prohibit or restrict the manner in which such purchaser may place further orders.

EXCHANGE OF SHARES

Investors may exchange shares of the Portfolio for those of another portfolio in the Fund or a portfolio of DFA Investment Dimensions Group Inc. (“DFAIDG”), an open-end, management investment company. Investors should first contact the Advisor at (310) 395-8005 to notify the Advisor of the proposed exchange and then complete an Exchange Form and mail it to:

Dimensional Investment Group Inc.

Attn: Client Operations

1299 Ocean Avenue, 11th Floor

Santa Monica, CA 90401

The minimum amount for an exchange into a portfolio of DFAIDG is $100,000. Exchanges are accepted only into those portfolios of DFAIDG that are eligible for the exchange privilege of DFAIDG. Investors may contact the Advisor at the above-listed phone number for a list of those portfolios of DFAIDG that accept exchanges.

The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolio or otherwise adversely affect the Fund or DFAIDG, any proposed exchange will be subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the Portfolio and of the portfolio of DFAIDG involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of the Portfolio. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing.

The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Advisor has received an Exchange Form in good order. “Good order” means a completed Exchange Form specifying the dollar amount to be exchanged, signed by all registered owners of the shares; and if the Fund does not have on file the authorized signatures for the account, a guarantee of the signature of each registered owner by an “eligible guarantor institution.” Such institutions generally include national or state banks, savings associations, savings and loan associations, trust companies, savings

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banks, credit unions and members of a recognized stock exchange. Exchanges will be accepted only if the registrations of the two accounts are identical, stock certificates have not been issued and the Fund may issue the shares of the portfolio being acquired in compliance with the securities laws of the investor’s state of residence.

There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or a loss on the transaction. The Fund reserves the right to revise or terminate the exchange privilege, waive the minimum amount requirement, limit the amount of or reject any exchange, as deemed necessary, at any time.

REDEMPTION OF SHARES

Redemption Procedure

Investors who desire to redeem shares of the Portfolio must first contact the Advisor at (310) 395-8005. The Portfolio will redeem shares at the net asset value of such shares next determined, either: (1) where stock certificates have not been issued, after receipt of a written request for redemption in good order by the Portfolio’s transfer agent (or to an Intermediary or a Sub-designee, if applicable) or (2) if stock certificates have been issued, after receipt of the stock certificates in good order at the office of the transfer agent (or to an Intermediary or a Sub-designee, if applicable). “Good order” means that the request to redeem shares must include all necessary documentation, to be received in writing by the Advisor no later than the close of regular trading on the NYSE (ordinarily 1:00 p.m. PT), including but not limited to: the stock certificate(s), if issued; a letter of instruction or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners (or authorized representatives thereof) of the shares; if the Fund does not have on file the authorized signatures for the account, a guarantee of the signature of each registered owner by an eligible guarantor institution; and any other required supporting legal documents.

Shareholders redeeming shares for which certificates have not been issued, who have authorized redemption payment by wire on an authorization form filed with the Fund, may request that redemption proceeds be paid in federal funds wired to the bank they have designated on the authorization form. If the proceeds are wired to the shareholder’s account at a bank which is not a member of the Federal Reserve System, there could be a delay in crediting the funds to the shareholder’s bank account. The Fund reserves the right at any time to suspend or terminate the redemption by wire procedure after notification to shareholders. No charge is made by the Fund for redemptions. The redemption of all shares in an account will result in the account being closed. A new Account Registration Form will be required for further investments. (See “PURCHASE OF SHARES.”)

Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to fifteen days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

Redemption of Small Accounts

The Fund reserves the right to redeem a shareholder’s account if the value of the shares in the account is $500 or less because of redemptions by the shareholder. Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days in advance of the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in the Portfolio in order to bring the value of the shares in the account to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.

In-Kind Redemptions

When in the best interests of the Portfolio, the Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Portfolio receives from the Master Fund in lieu of cash. Such

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distributions will be made in accordance with the federal securities laws and regulations governing mutual funds. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions.

THE FEEDER PORTFOLIO

Other institutional investors, including other mutual funds, may invest in the Master Fund. The expenses of such other funds and, correspondingly, their returns may differ from those of the Portfolio. Please contact The DFA Investment Trust Company at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, (310) 395-8005 for information about the availability of investing in the Master Fund other than through the Portfolio.

The aggregate amount of expenses for the Portfolio and the Master Fund may be greater than it would be if the Portfolio were to invest directly in the securities held by the Master Fund. However, the total expense ratios for the Portfolio and the Master Fund are expected to be less over time than such ratios would be if the Portfolio were to invest directly in the underlying securities. This arrangement enables various institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in the Master Fund, including the Portfolio, will pay its proportionate share of the expenses of the Master Fund.

The shares of the Master Fund will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in the Master Fund by other institutional investors offers potential benefits to the Master Fund and, through its investment in the Master Fund, the Feeder Portfolio also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Fund. Also, if an institutional investor were to redeem its interest in the Master Fund, the remaining investors in the Master Fund could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Fund’s security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in the Master Fund than the Portfolio could have effective voting control over the operation of the Master Fund.

If the Board of Directors of the Fund determines that it is in the best interest of the Portfolio, it may withdraw its investment in the Master Fund at any time. Upon any such withdrawal, the Board would consider what action the Portfolio might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retaining an investment advisor to manage the Portfolio’s assets in accordance with its own investment objective, possibly at increased cost. Shareholders of the Portfolio will receive written notice thirty days prior to the effective date of any changes in the investment objective of the Master Fund. A withdrawal by the Portfolio of its investment in the Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by the Master Fund to the Portfolio may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to the Portfolio. Any net capital gains so realized will be distributed to the Portfolio’s shareholders as described in “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

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FINANCIAL HIGHLIGHTS

The Financial Highlights table is meant to help you understand the Portfolio’s financial performance for the past five years. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio’s annual financial statements, are included in the Fund’s annual report which is available upon request.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000	Year Ended Nov. 30, 1999
Net Asset Value, Beginning of Period	$8.89	$10.91	$10.87	$11.13	$9.80

Income From Investment Operations
Net Investment Income (Loss)	0.07	0.07	0.09	0.08	0.08
Net Gains (Losses) on Securities (Realized and Unrealized)	3.46	(0.85)	1.20	0.60	1.66

Total from Investment Operations	3.53	(0.78)	1.29	0.68	1.74

Less Distributions
Net Investment Income	(0.07)	(0.08)	(0.09)	(0.08)	(0.08)
Net Realized Gains	—	(1.16)	(1.16)	(0.86)	(0.33)

Total Distributions	(0.07)	(1.24)	(1.25)	(0.94)	(0.41)

Net Asset Value, End of Period	$12.35	$8.89	$10.91	$10.87	$11.13

Total Return	40.17%	(8.50)%	13.02%	6.38%	18.47%

Net Assets, End of Period (thousands)	$229,149	$150,669	$169,276	$150,975	$135,107
Ratio of Expenses to Average Net Assets*	0.18%	0.18%	0.17%	0.18%	0.20%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses)*	0.18%	0.18%	0.17%	0.18%	0.21%
Ratio of Net Investment Income to Average Net Assets	0.77%	0.78%	0.84%	0.67%	0.89%
Ratio of Net Investment Income to Average Net Assets (Excluding Waivers and Assumption of Expenses)	0.77%	0.78%	0.84%	0.67%	0.88%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A
Portfolio Turnover Rate of Master Fund Series	16%	34%	13%	38%	29%

*	Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A	Refer to the Master Fund Series.

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SERVICE PROVIDERS

Investment Advisor DIMENSIONAL FUND ADVISORS INC. 1299 Ocean Avenue, 11th floor Santa Monica, CA 90401 Tel. No. (310) 395-8005	Accounting Services, Dividend Disbursing and Transfer Agent PFPC INC. 301 Bellevue Parkway Wilmington, DE 19809

Custodian PFPC TRUST COMPANY 301 Bellevue Parkway Wilmington, DE 19809	Legal Counsel STRADLEY, RONON, STEVENS & YOUNG, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Independent Certified Public Accountants PRICEWATERHOUSECOOPERS LLP 200 East Las Olas Boulevard Suite 1700 Ft. Lauderdale, FL 33301

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Other Available Information

You can find more information about the Fund and Portfolio in the Fund’s Statement of Additional Information (“SAI”) and Annual and Semi-Annual Reports.

Statement of Additional Information.    The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders.    These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolio in its last fiscal year.

To obtain documents:

•	Access them on our website at http://www.dfaus.com.

•	If you represent an institutional investor, registered investment advisor or other qualifying investor, call collect at (310) 395-8005.

•	Access them on the EDGAR Database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800/SEC-0330)

•	Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-942-8090.

Dimensional Fund Advisors Inc.

1299 Ocean Avenue, 11th Floor

Santa Monica, CA 90401

(310) 395-8005

Dimensional Investment Group Inc.—Registration No. 811-6067

RRD032904-005

P R O S P E C T U S

March 29, 2004

Please carefully read the important information it contains before investing.

DIMENSIONAL INVESTMENT GROUP INC.

Dimensional Investment Group Inc. is an investment company that offers a variety of investment portfolios.

Each of the investment company’s Portfolios has its own investment objective and policies, and is the equivalent of a separate mutual fund. The Portfolios described in this Prospectus:

Are generally available only to 401(k) plans

or other similar retirement plans.

Do not charge sales commissions or loads.

Are designed for long-term investors.

PORTFOLIOS FOR INVESTORS SEEKING TO INVEST IN:

DOMESTIC EQUITY SECURITIES

U.S. Large Company Portfolio K	U.S. Small XM Value Portfolio K
U.S. Large Cap Value Portfolio K	U.S. Small Cap Portfolio K

INTERNATIONAL EQUITY SECURITIES

DFA International Value Portfolio K	Emerging Markets Portfolio K

FIXED INCOME SECURITIES

DFA One-Year Fixed Income Portfolio K	DFA Two-Year Global Fixed Income Portfolio K

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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RISK/RETURN SUMMARY Highlights About All the Portfolios
F A Master Fund buys securities directly. A corresponding Feeder Portfolio invests in the Master Fund’s shares. The two have the same gross investment returns.

The Portfolios Have Special Structures: The Portfolios, called “Feeder Portfolios,” do not buy individual securities directly. Instead, they invest in corresponding funds called “Master Funds.” Master Funds in turn purchase stocks, bonds and/or other securities.

Possible Complications: The Master-Feeder structure is relatively complex. As a result, a Feeder Portfolio might encounter operational or other complications. While this structure is designed to reduce costs, it may not do so.

Management: Dimensional Fund Advisors Inc. (the “Advisor”) is the investment manager for each Master Fund. (A Feeder Portfolio does not need an investment manager.)

F    Market capitalization means the number of shares of a company’s stock outstanding, as determined by the Advisor, times price per share.

F    Market capitalization weighted means the amount of a stock in an index or portfolio is keyed to that stock’s market capitalization compared to all eligible stocks. The higher the stock’s relative market cap, the greater its representation.

F    Market capitalization weighted approach means investing on a market capitalization weighted basis, which may include adjusting that weighting to consider such factors as free float, trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions. See “MARKET CAPITALIZATION WEIGHTED APPROACH.”

Investment Approach—Domestic and International
Equity Portfolios

The Advisor believes that equity investing should involve a long-term view and a focus on asset class (e.g., small company stocks) selection, not individual stock picking. It places priority on limiting expenses, portfolio turnover and trading costs. Many other investment managers concentrate on reacting to price movements and choosing individual securities.

Portfolio Construction: Generally, the Advisor structures a portfolio by:

1.      Selecting a starting universe of securities (for example, all publicly traded U.S. common stocks).

2.      Creating a sub-set of companies meeting the Advisor’s investment guidelines.

3.      Excluding certain companies after analyzing various factors (for example, solvency).

4.      Purchasing stocks using a market capitalization weighted approach.

U.S. Large Company Portfolio K buys a Master Fund that is managed differently. Because this Master Fund is an index fund, its only criteria for holding a stock is whether the stock is in the S&P 500® Index.

The Advisor’s investment guidelines for the Master Funds in which the U.S. Large Cap Value Portfolio K, U.S. Small XM Value Portfolio K and U.S. Small Cap Portfolio K invest use a market capitalization segmentation approach. Broadly speaking, this technique involves considering a stock (which may be listed on any principal U.S. exchange or the over-the-counter market) for purchase only if the stock’s market capitalization falls within the range of the segment of total market capitalization identified for the Portfolio.

F    Total market capitalization with respect to the U.S. markets is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), American Stock Exchange (“AMEX”) or Nasdaq National Market® (“Nasdaq”).

For example, the U.S. Large Cap Value Portfolio K’s Master Fund generally purchases stocks whose market capitalizations are in the highest 90% of total market capitalization. Similarly, the U.S. Small XM Value Portfolio K’s Master Fund generally purchases stocks in the range of the lowest 2.5% to 12.5% of total market capitalization, and the U.S. Small Cap Portfolio K’s Master Fund generally purchases stocks whose market capitalizations are in the lowest 8% of total market capitalization.

Investment Approach—Fixed Income Portfolios

Generally, the Advisor structures a portfolio by:

1.      Setting a maturity range.

2.      Implementing the Advisor’s quality and eligibility guidelines.

3.      Purchasing securities with a view to balancing the objective of maximizing returns consistent with preservation of capital.

Investment Objectives, Strategies and Risks

F    About the S&P 500® Index: The Standard & Poor’s 500 Composite Stock Price Index is market capitalization weighted. Its performance is usually cyclical because it reflects periods when stock prices generally rise or fall.

F    “Value Stocks”: Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends and book value.

F    In selecting value stocks, the Advisor primarily considers price relative to book value.

Domestic Equity Portfolios:

U.S. Large Company Portfolio K

•        Investment Objective: Produce returns similar to those of the S&P 500® Index.

•        Investment Strategy: Buy shares of a Master Fund that invests in S&P 500® Index stocks in about the same proportions as they are found in the S&P 500® Index.

•        Principal Risk: Market Risk.

The U.S. Value Portfolios

U.S. Large Cap Value Portfolio K

U.S. Small XM Value Portfolio K

•        Investment Objective(s): Long-term capital appreciation.

•        Investment Strategy: Buy shares of a Master Fund that purchases value stocks of U.S. companies using a market capitalization weighted approach.

•        How the Portfolios Differ: The Master Funds focus on different parts of the value stocks universe:

—U.S. Large Cap Value Portfolio K—Large capitalization stocks.

—U.S. Small XM Value Portfolio K—Small capitalization stocks, generally not purchasing the smallest micro capitalization stocks and including the larger small capitalization stocks.

•        Principal Risks: Market Risk (Both Portfolios) and Small Company Risk (U.S. Small XM Value Portfolio K).

U.S. Small Cap Portfolio K

•        Investment Objective: Long-term capital appreciation.

•        Investment Strategy: Buy shares of a Master Fund that purchases small and very small company stocks using a market cap weighted approach.

•        Principal Risks: Market Risk and Small Company Risk.

F The International Equity Portfolios and Master Funds do not hedge their foreign currency risks.	International Equity Portfolios: DFA International Value Portfolio K • Investment Objective: Long-term capital appreciation.
F Emerging Markets are countries with less developed economies not yet at the level of the world’s mature economies.

•        Investment Strategy: Buy shares of a Master Fund that purchases value stocks of large non-U.S. companies using a market capitalization weighted approach in each country in which the Master Fund invests.

•        Principal Risks: Market Risk and Foreign Securities and Currencies Risk.

Emerging Markets Portfolio K

•        Investment Objective: Long-term capital appreciation.

•        Investment Strategy: Buy shares of a Master Fund that buys stocks of larger emerging market companies.

•        Principal Risks: Market Risk, Small Company Risk, Foreign Securities and Currencies Risk, and Emerging Markets Risk.

Fixed Income Portfolios:

DFA One-Year Fixed Income Portfolio K

•        Investment Objective: Achieve a stable real return in excess of the rate of inflation with a minimum of risk.

•        Investment Strategy: Purchase shares of a Master Fund that seeks to maximize risk-adjusted total returns from a universe of high quality fixed-income securities with an average maturity of one year or less. The Master Fund may, however, take a large position in higher yielding securities maturing within two years. It also intends to concentrate its investments in the banking industry under certain conditions.

•        Principal Risks: Market Risk, Interest Rate Risk, Credit Risk and Risks of Banking Concentration.

DFA Two-Year Global Fixed Income Portfolio K

•        Investment Objective: Maximize total returns consistent with preservation of capital.

•        Investment Strategy: Purchase shares of a Master Fund that seeks to maximize risk-adjusted total returns from a universe of U.S. and foreign debt securities maturing in two years or less. These debt securities may include U.S. government securities, high quality U.S. corporate securities and currency-hedged fixed income instruments of foreign governments, foreign corporations and supranational organizations (e.g., the World Bank). The Master Fund hedges foreign currency risks. The Master Fund also plans to invest significantly in the banking industry if particular conditions occur.

•        Principal Risks: Market Risk, Foreign Securities and Currencies Risk, Interest Rate Risk, Credit Risk, and Risks of Banking Concentration.

Principal Risks

Market Risk (all Portfolios): Even a long-term investment approach cannot guarantee a profit. Economic, political and issuer specific events will cause the value of securities, and the Portfolios that own them, to rise or fall. Because the value of your investment in a Portfolio will fluctuate, there is a risk that you will lose money.

Small Company Risk (U.S. Small XM Value Portfolio K, U.S. Small Cap Value Portfolio K and Emerging Markets Portfolio K): Securities of small companies are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.

Foreign Securities and Currencies Risk (International Equity Portfolios and DFA Two-Year Global Fixed Income Portfolio): Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar).

Emerging Markets Risk (Emerging Markets Portfolio K): Numerous emerging market countries have recently experienced serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade and risky. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under emergency conditions.

Interest Rate Risk (Fixed Income Portfolios): Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Credit Risk (Fixed Income Portfolios): Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact a Master Fund’s or Portfolio’s performance. While securities directly issued or guaranteed by the U.S. Treasury and agencies and instrumentalities that are backed by the full faith and credit of the U.S. government present little credit risk, securities issued or guaranteed by other agencies or instrumentalities or by private issuers may have greater credit risks. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Risks of Banking Concentration (Fixed Income Portfolios): Each of The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series will change to concentrate its assets (invest more than 25% of its total assets) in obligations of U.S. and/or foreign banks and bank holding companies when the yield to maturity on these instruments exceeds the yield to maturity on all other eligible portfolio investments of similar quality for a period of five consecutive days when the New York Stock Exchange (“NYSE”) is open for trading. Focus on the banking industry would link the performance of The DFA One-Year Fixed Income Series and/or The DFA Two-Year Global Fixed Income Series (and in turn the DFA One-Year Fixed Income Portfolio and/or The DFA Two-Year Fixed Income Portfolio) to changes in performance of the banking industry generally. For example, a change in the market’s perception of the riskiness of banks compared to non-banks would cause the Portfolios’ values to fluctuate.

Other Information

Derivatives:

Derivatives are securities, such as futures contracts, whose values are derived from those of other securities or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return). DFA Two-Year Global Fixed Income Portfolio K’s Master Fund uses foreign currency contracts to hedge foreign currency risks. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work.

Securities Lending:

The Master Funds may lend their portfolio securities to generate additional income. If they do so, they will use various strategies (for example, only making fully collateralized loans) to reduce related risks.

Commodity Pool Operator Exemption:

The Master Funds are each operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

Risk and Return Bar Charts and Tables

The Bar Charts and Tables immediately following illustrate the variability of each Master Fund’s returns, and are meant to provide some indication of the risks of investing in the Portfolios. Because the Portfolios are new, the returns shown in the Bar Charts and Tables are for the corresponding Master Funds and have been adjusted to reflect the anticipated expenses of the Portfolios. The Bar Chart for each Portfolio shows the changes in performance from year to year. The Table for each Portfolio illustrates how annualized one year, five year, and ten year (or since inception, if shorter) returns compare with those of a broad measure of market performance. After-tax returns are not shown for the Portfolios because the Portfolios generally are available only to 401(k) plans or similar retirement plans and after-tax returns are not relevant to investors who hold shares of the Portfolios through such tax-deferred arrangements. Past performance is not an indication of future results.

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the Portfolios.

Shareholder Fees (fees paid directly from your investment): None

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Portfolio assets)

Annual Fund Operating Expenses (as a percentage of average net assets)	Management Fee(1)	Shareholder Service Fee(2)	Other Expenses(3)	Total Annual Operating Expenses	Fee Waiver and/or Expense Assumption	Net Expenses(4)
U.S. Large Company Portfolio K	0.15%	0.25%	0.46%	0.86%	0.11%	0.75%
U.S. Large Cap Value Portfolio K	0.25%	0.25%	0.28%	0.78%	0.00%	0.78%
U.S. Small XM Value Portfolio K	0.40%	0.25%	0.46%	1.11%	0.11%	1.00%
U.S. Small Cap Portfolio K	0.35%	0.25%	0.41%	1.01%	0.06%	0.95%
DFA International Value Portfolio K	0.40%	0.25%	0.37%	1.02%	0.02%	1.00%
Emerging Markets Portfolio K	0.50%	0.25%	0.89%	1.64%	0.39%	1.25%
DFA One-Year Fixed Income Portfolio K	0.15%	0.25%	0.41%	0.81%	0.06%	0.75%
DFA Two-Year Global Fixed Income Portfolio K	0.15%	0.25%	0.47%	0.87%	0.12%	0.75%

(1)	The “Management Fee” includes an investment advisory fee payable by the Master Fund and an administration fee payable by the Portfolio.

(2)	An amount up to 0.25% of the Portfolio’s average net assets may be used to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to 401(k) plan shareholders and their plan participants. Service agents may be paid directly by the Fund, or by the Fund through the Advisor in its capacity of providing administrative services.

(3)	“Other Expenses” are annualized estimates based on anticipated fees and expenses payable by both the Master Fund and the Portfolio through the fiscal year ending November 30, 2004.

(4)	Pursuant to an Expense Waiver and Assumption Agreement for the Portfolios, the Advisor has contractually agreed to waive its administration fee and to assume each Portfolio’s expenses (up to the amount of fees paid to the Advisor based on the Portfolio’s assets invested in its master fund) to the extent necessary to reduce a Portfolio’s expenses when its total operating expenses exceed the following percentage of average net assets on an annualized basis: 0.75% for U.S. Large Company Portfolio K; 0.85% for U.S. Large Cap Value Portfolio K; 1.00% for U.S. Small XM Value Portfolio K; 0.95% for U.S. Small Cap Portfolio K; 1.00% for DFA International Value Portfolio K; 1.25% for Emerging Markets Portfolio K; 0.75% for DFA One-Year Fixed Income Portfolio K; and 0.75% for DFA Two-Year Fixed Income Portfolio K. At any time that the annualized expenses of a Portfolio are less than the rate listed above for such Portfolio on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or any expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s annualized expenses to exceed the applicable percentage of average net assets as listed above. The Portfolios are not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Expense Waiver and Assumption Agreement will remain in effect for a period of one year from April 1, 2004 through April 1, 2005, and shall continue in effect from year to year thereafter unless terminated by Dimensional Investment Group Inc. or the Advisor.

Example

This Example is meant to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the specified Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
U.S. Large Company Portfolio K	$77	$263
U.S. Large Cap Value Portfolio K	$80	$249
U.S. Small XM Value Portfolio K	$102	$342
U.S. Small Cap Portfolio K	$97	$316
DFA International Value Portfolio K	$102	$323
Emerging Markets Portfolio K	$127	$479
DFA One-Year Fixed Income Portfolio K	$77	$253
DFA Two-Year Global Fixed Fund Income Portfolio K	$77	$266

The Example summarizes the aggregate annual operating expenses of both the Portfolios and their corresponding Master Funds. Because the Portfolios are new, the Example is based on the Portfolios’ anticipated expenses for their current fiscal year and does not extend over five- and ten-year periods. The costs for the Portfolios reflect the “Net Expenses” of the Portfolios that result from the contractual expense waivers and assumptions of expenses for the first year only.

SECURITIES LENDING REVENUE

For the fiscal year ended November 30, 2003, the following Master Funds received the following net revenue from a securities lending program, which constituted a percentage of the average daily net assets of each Master Fund (See “SECURITIES LOANS”).

	Net Revenue	Percentage of Net Assets
The U.S. Large Company Series	$343,000	0.01%
The U.S. Large Cap Value Series	$216,000	0.01%
The U.S. Small XM Value Series	$127,000	0.03%
The U.S. Small Cap Series	$1,357,000	0.04%
The DFA International Value Series	$1,427,000	0.12%

HIGHLIGHTS

Management and Administrative Services

The Advisor serves as investment advisor to each Master Fund. The Advisor provides each Portfolio with certain administrative services. See “MANAGEMENT OF THE FUNDS.”

Purchase, Valuation and Redemption of Shares

The shares of the Portfolios are sold at net asset value. The redemption price of the shares of all of the Portfolios is equal to the net asset value of their shares. The value of the shares issued by each Portfolio will fluctuate in relation to the investment experience of the Master Fund in which such Portfolio invests. Unlike shares of money market funds, the shares of the Fixed Income Portfolios will tend to reflect fluctuations in interest rates because their corresponding Master Funds do not seek to stabilize the price of their shares by use of the “amortized cost” method of securities valuation. See “PURCHASE OF SHARES,” “VALUATION OF SHARES” and “REDEMPTION OF SHARES.”

Electronic Shareholder Information

The Portfolios are designed specifically for on-line investors, in order to keep costs to a minimum. A 401(k) plan or similar retirement plan, when opening an account, must consent to the acceptance of all shareholder information (prospectuses and annual and semi-annual reports) about the Portfolios through e-mail and access to the Portfolios’ website at www.dfaus.com. A plan may later revoke its consent by requesting paper versions of shareholder information. See “ELECTRONIC SHAREHOLDER INFORMATION AND TRANSACTIONS.”

U.S. LARGE COMPANY PORTFOLIO K

Investment Objective and Policies

U.S. Large Company Portfolio K seeks, as its investment objective, to approximate the total investment return of the S&P 500® Index. The Portfolio invests all of its assets in The U.S. Large Company Series (the “U.S. Large Company Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio. The U.S. Large Company Series intends to invest in all of the stocks that comprise the S&P 500® Index in approximately the proportions as they are represented in the S&P 500® Index. The amount of each stock purchased for the U.S. Large Company Series, therefore, will be based on the issuer’s respective market capitalization. The S&P 500® Index is comprised of a broad and diverse group of stocks most of which are traded on the NYSE. Generally, these are the U.S. stocks with the largest market capitalizations and, as a group, they represent approximately 70% of the total market capitalization of all publicly traded U.S. stocks. The Advisor considers the stocks that comprise the S&P 500® Index to be those of large companies. Under normal market conditions, at least 95% of the U.S. Large Company Series’ assets will be invested in the stocks that comprise the S&P 500® Index. As a non-fundamental policy, under normal circumstances, the U.S. Large Company Series will invest at least 80% of its net assets in securities of large U.S. companies. If the U.S. Large Company Series changes this investment policy, U.S. Large Company Portfolio K will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. The U.S. Large Company Series may also acquire stock index futures contracts and options thereon in order to commit funds awaiting investment in stocks or to maintain cash liquidity.

Ordinarily, portfolio securities will not be sold except to reflect additions or deletions of the stocks that comprise the S&P 500® Index, including as a result of mergers, reorganizations and similar transactions and, to the extent necessary, to provide cash to pay redemptions of the U.S. Large Company Series’ shares.

STANDARD & POORS—INFORMATION AND DISCLAIMERS

Neither the U.S. Large Company Portfolio K nor the U.S. Large Company Series are sponsored, endorsed, sold or promoted by Standard & Poor’s Ratings Group, a division of The McGraw Hill Companies (“S&P”). S&P makes no representation or warranty, express or implied, to the owners of the U.S. Large Company Portfolio K or the U.S. Large Company Series or any member of the public regarding the advisability of investing in securities generally or in the U.S. Large Company Portfolio K or the U.S. Large Company Series particularly or the ability of the S&P 500® Index to track general stock market performance. S&P’s only relationship to the U.S. Large Company Portfolio K and the U.S. Large Company Series is the licensing of certain trademarks and trade names of S&P and of the S&P 500® Index which is determined, composed and calculated by S&P without regard to the U.S. Large Company Portfolio K or the U.S. Large Company Series. S&P has no obligation to take the needs of the U.S. Large Company Portfolio K, the U.S. Large Company Series or their respective owners into consideration in determining, composing or calculating the S&P 500® Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the U.S. Large Company Portfolio K or the U.S. Large Company Series or the issuance or sale of shares of the U.S. Large Company Portfolio K or the U.S. Large Company Series or in the determination or calculation of the equation by which the U.S. Large Company Portfolio K or the U.S. Large Company Series is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the U.S. Large Company Portfolio K or the U.S. Large Company Series.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

U.S. VALUE PORTFOLIOS

Investment Objective and Policies

The investment objective of the U.S. Large Cap Value Portfolio K and U.S. Small XM Value Portfolio K is to achieve long-term capital appreciation. These Portfolios will pursue their investment objectives by investing all of their assets in The U.S. Large Cap Value Series (the “Large Cap Value Series”) and The U.S. Small XM Value Series (the “XM Value Series”) of the Trust, respectively. These Master Funds are collectively called the “U.S. Value Master Funds.” Each of the U.S. Value Master Funds has the same investment objective and policies as its corresponding U.S. Value Portfolio. Each of the U.S. Value Master Funds will invest its assets in the common stocks of U.S. companies which the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, the Advisor may consider additional factors, such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time.

The Large Cap Value Series generally will invest in a broad and diverse group of the common stocks of large cap companies traded on a principal U.S. exchange or on the over-the-counter market that the Advisor determines to be value stocks. As of the date of this prospectus, the Advisor considers companies whose market capitalizations generally are in the highest 90% of total market capitalization to be large cap companies. For purposes of this prospectus, “total market capitalization” is based on the market capitalization of U.S. operating companies listed on the NYSE, AMEX or Nasdaq. On at least a semi-annual basis, the Advisor will review total market capitalization to prepare lists of companies whose stock are eligible for investment by the Large Cap Value Series. As of December 31, 2003, generally, the market capitalization of a company in the highest 90% of total market capitalization was approximately $1672 million or above. This dollar amount may change due to market conditions. As a non-fundamental policy, under normal circumstances, the U.S. Large Cap Value Series will invest at least 80% of its net assets in securities of large cap U.S. companies. If the U.S. Large Cap Value Series changes this investment policy, U.S. Large Cap Value Portfolio K will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.

The XM Value Series generally will invest in a broad and diverse group of the common stocks of small companies traded on a principal U.S. exchange or on the over-the-counter market that the Advisor determines to be value stocks. As of the date of this prospectus, the Advisor considers companies whose market capitalizations generally are in the range of the lowest 2.5% to 12.5% by capitalization of total market capitalization to be small cap companies. “XM” in the name of the XM Value Series indicates that the Series generally will not purchase securities of the smallest micro cap companies, that is, those companies whose market capitalizations are in the lowest 2.5% of total market capitalization, although the Series may hold such securities. As of December 31, 2003, generally, the market capitalization of a company in the lowest 2.5% to 12.5% of total market capitalization was approximately between $399 million and $2292 million. This dollar amount may change due to market conditions. As a non-fundamental policy, under normal circumstances, the U.S. Small XM Value Series will invest at least 80% of its net assets in securities of small cap U.S. companies. If the U.S. Small XM Value Series changes this investment policy, U.S. Small XM Value Portfolio K will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.

Portfolio Construction

The U.S. Value Master Funds will purchase securities that are listed on the principal U.S. national securities exchanges or traded on the over-the-counter market. Each of the U.S. Value Master Funds uses a market capitalization weighted approach. See “MARKET CAPITALIZATION WEIGHTED APPROACH.”

On not less than a semi-annual basis, the Advisor will calculate the book to market ratio necessary to determine those companies whose stock may be eligible for investment by each of the U.S. Value Master Funds.

The total market capitalization ranges, and the value criteria used by the Advisor for the U.S. Value Master Funds, as described above, generally apply at the time of purchase by the U.S. Value Master Funds. The U.S. Value Master Funds are not required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet current value criteria. Similarly, the Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities that do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale. See “PORTFOLIO TRANSACTIONS—EQUITY PORTFOLIOS” in this prospectus.

In addition, the Large Cap Value Series may sell portfolio securities when their book to market ratios fall substantially below that of the security with the lowest such ratio that is then eligible for purchase by that Master Fund. The XM Value Series may also sell portfolio securities in the same circumstances, however, it anticipates that it will generally retain securities of issuers with relatively smaller market capitalizations for longer periods, despite any decrease in the issuer’s book to market ratio.

U.S. SMALL CAP PORTFOLIO K

Investment Objective and Policies

The U.S. Small Cap Portfolio K (formerly, the U.S. 6-10 Small Company Portfolio K) invests all of its assets in The U.S. Small Cap Series (formerly, the U.S. 6-10 Small Company Series) of the Trust (the “U.S. Small Cap Series”), which has the same investment objective and policies as the Portfolio. Both the Portfolio and Master Fund have an investment objective to achieve long-term capital appreciation. The U.S. Small Cap Series invests in securities of small U.S. companies generally having readily marketable securities. Company size will be determined solely on the basis of a company’s market capitalization. Market capitalization will be calculated by multiplying the price of a company’s stock by the number of its shares of outstanding common stock.

The Advisor believes that, over the long-term the investment performance of small companies is superior to large companies.

The U.S. Small Cap Series generally will invest in a broad and diverse group of the common stocks of small cap companies traded on a principal U.S. exchange or on the over-the-counter market. As of the date of this prospectus, the Advisor considers companies whose market capitalizations generally are in the lowest 8% of total market capitalization to be small cap companies. For purposes of this prospectus, “total market capitalization” is based on the market capitalization of U.S. operating companies listed on the NYSE, AMEX or Nasdaq. As of

December 31, 2003, generally, the market capitalization of a company in the lowest 8% of total market capitalization was approximately $1296 million or below. This dollar amount may change due to market conditions. As a non-fundamental policy, under normal circumstances, the U.S. Small Cap Series will invest at least 80% of its net assets in securities of small cap U.S. companies. If the U.S. Small Cap Series changes this investment policy, U.S. Small Cap Portfolio K will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. The U.S. Small Cap Series may invest in securities of foreign issuers that are traded in the U.S. securities markets, but such investments may not exceed 5% of its gross assets. Generally, it is the intention of the U.S. Small Cap Series to invest in common stock of eligible companies using a market capitalization weighted approach. In addition, the U.S. Small Cap Series is authorized to invest in private placements of interest-bearing debentures that are convertible into common stock (“privately placed convertible debentures”). Such investments are considered illiquid and the value thereof, together with the value of all other illiquid investments, may not exceed 15% of the value of the U.S. Small Cap Series’ net assets at the time of purchase.

Portfolio Construction

The U.S. Small Cap Series uses a market capitalization weighted approach. See “MARKET CAPITALIZATION APPROACH.” The decision to include or exclude the shares of an issuer will be made on the basis of such issuer’s relative market capitalization determined by reference to other companies located in the United States. It is management’s belief that the stocks of small companies offer, over a long term, a prudent opportunity for capital appreciation, but, at the same time, selecting a limited number of such issues for investment involves greater risk than investing in a large number of them. Even though a company’s stock may meet the applicable market capitalization criterion, it may not be purchased if: (1) in the Advisor’s judgment, the issuer is in extreme financial difficulty, (2) the issuer is involved in a merger or consolidation or is the subject of an acquisition, (3) a significant portion of the issuer’s securities are closely held, or (4) if the Advisor determines in its best judgment that the purchase of such stock is inappropriate given other conditions. Further, securities of real estate investment trusts will be excluded (except as part of a merger, consolidation or acquisition of assets).

On a periodic basis, the Advisor will review the holdings of the U.S. Small Cap Series and determine which, at the time of such review, are no longer considered small companies.

DFA INTERNATIONAL VALUE PORTFOLIO K

Investment Objective and Policies

The investment objective of DFA International Value Portfolio K is to achieve long-term capital appreciation. The Portfolio invests all of its assets in The DFA International Value Series of the Trust (the “International Value Series”), which has the same investment objective and policies as the Portfolio. The International Value Series seeks to achieve its objective by investing in the stocks of large non-U.S. companies that the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”). In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time. As of the date of this Prospectus, the International Value Series may invest in the stocks of large companies in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As the Master Fund’s asset growth permits, it may invest in the stocks of large companies in other developed markets. In addition, the International Value Series may continue to hold securities of developed market countries that are not listed above as authorized countries, but had been authorized for investment in the past.

Under normal market conditions, the International Value Series intends to invest its assets in companies organized, having a majority of their assets in or deriving a majority of their operating income in at least three non-U.S. countries, and no more than 40% of the International Value Series’ assets will be invested in such companies in any one country. The International Value Series invests its assets in securities listed on bona fide securities exchanges or traded on the over-the-counter markets, including securities listed or traded in the form of International Depositary Receipts or American Depositary Receipts. The International Value Series reserves the right to invest in index futures contracts to commit funds awaiting investment or to maintain liquidity.

Portfolio Construction

The International Value Series intends to invest in the stocks of large companies in countries with developed markets. The Advisor determines company size on a country or region specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the Advisor first ranks eligible companies listed on selected exchanges based on the companies’ market capitalization. The Advisor then determines the universe of eligible stocks by defining the minimum market capitalization of a large company that may be purchased by the International Value Series with respect to each country or region. As of the date of this Prospectus, on an aggregate basis for the International Value Series, the Advisor considers large companies to be those companies with a market capitalization of at least $717 million. This threshold will vary by country or region. For example, as of the date of this Prospectus, the Advisor considers a large company in the European Monetary Union (“EMU”) to have a market capitalization of at least $1526 million, a large company in Australia to have a market capitalization of at least $832 million and a large company in Hong Kong to have a market capitalization of at least $886 million. These dollar amounts will change due to market conditions.

The International Value Series intends to purchase securities within each applicable country using a market capitalization weighted approach. The Advisor, using this approach and its best judgment, will seek to set country weights based on the relative market capitalizations of eligible large companies within each country. As a result, the weightings of certain countries in the International Value Series may vary from their weightings in international indices, such as those published by FTSE International, Morgan Stanley Capital International or Citigroup.

The total market capitalization range, and the value criteria used by the Advisor for the International Value Series, as described above, generally apply at the time of purchase by the International Value Series. The International Value Series is not required to dispose of a security if the security’s issuer is no longer within the total market capitalization range or does not meet current value criteria. Similarly, the Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities that do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in the Advisor’s judgment, circumstances warrant their sale. See “PORTFOLIO TRANSACTIONS—EQUITY PORTFOLIOS” in this prospectus.

EMERGING MARKETS PORTFOLIO K

Investment Objective and Policies

The investment objective of the Emerging Markets Portfolio K is to achieve long-term capital appreciation. The Emerging Markets Portfolio K invests all of its assets in the Emerging Markets Series of the Trust (the “Emerging Markets Series”), which has the same investment objective and policies as the Portfolio. The Emerging Markets Series seeks to achieve its investment objective by investing in emerging markets designated by the Investment Committee of the Advisor (“Approved Markets”). The Emerging Markets Series invests its assets primarily in Approved Market equity securities listed on bona fide securities exchanges or actively traded on over-the-counter markets. These exchanges or over-the-counter markets may be either within or outside the issuer’s domicile country, and the securities may be listed or traded in the form of International Depository Receipts or American Depository Receipts.

The Emerging Markets Series will seek a broad market coverage of larger companies within each Approved Market. The Emerging Markets Series will attempt to own shares of companies whose aggregate overall share of the Approved Market’s total public market capitalization is at least in the upper 40% of such capitalization. The Emerging Markets Series may limit the market coverage in the smaller emerging markets in order to limit purchases of small market capitalization companies.

The Emerging Markets Series may not invest in all such companies or Approved Markets or achieve approximate market weights, for reasons that include constraints imposed within Approved Markets, restrictions on purchases by foreigners, and the Emerging Markets Series’ policy not to invest more than 25% of its assets in any one industry.

Approved Market securities are defined to be: (1) securities of companies organized in a country in an Approved Market or for which a principal trading market is in an Approved Market, (2) securities issued or guaranteed by the government of an Approved Market country, its agencies or instrumentalities, or the central bank of such country, (3) securities denominated in an Approved Market currency issued by companies to finance operations in Approved Markets, (4) securities of companies that derive at least 50% of their revenues primarily from either goods or services produced in Approved Markets or sales made in Approved Markets or (5) Approved Markets equity securities in the form of depository shares. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries as well as in the Approved Markets. The Advisor, however, will select only those companies which, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets such that their value will tend to reflect developments in Approved Markets to a greater extent than developments in other regions. For example, the Advisor may invest in companies organized and located in the United States or other countries outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies meet the definition of Approved Markets securities so long as the Advisor believes at the time of investment that the value of the company’s securities will reflect principally conditions in Approved Markets. As a non-fundamental policy, under normal circumstances, the Emerging Markets Series will invest at least 80% of its net assets in emerging market investments that are defined in this prospectus as Approved Market securities. If the Emerging Markets Series changes this investment policy, Emerging Markets Portfolio K will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.

In determining what countries have emerging markets with respect to the Emerging Markets Series, the data analysis and classification of countries published or disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation, among other things, will be considered. Approved Markets may not include all such emerging markets. In determining whether to approve markets for investment, the Advisor will take into account, among other things, market liquidity, relative availability of investor information, government regulation, including fiscal and foreign exchange repatriation rules and the availability of other access to these markets for the Emerging Markets Series. The Emerging Market Series may continue to hold emerging markets securities that are no longer designated as Approved Markets by the Investment Committee of the Advisor.

As of the date of this prospectus, the following countries are designated as Approved Markets: Brazil, Chile, Czech Republic, Hungary, Indonesia, Israel, Malaysia, Mexico, Philippines, Poland, South Africa, South Korea, Taiwan, Thailand and Turkey. Countries that may be approved in the future include, but are not limited to, Argentina, People’s Republic of China, Colombia, Egypt, India and Venezuela.

The Emerging Markets Series also may invest up to 10% of its total assets in shares of other investment companies that invest in one or more Approved Markets, although it intends to do so only where access to those markets is otherwise significantly limited. In some Approved Markets, it will be necessary or advisable for the Emerging Markets Series to establish a wholly owned subsidiary or a trust for the purpose of investing in the local markets.

Portfolio Construction

The Emerging Markets Series’ policy of seeking broad market diversification means that the Advisor will not utilize “fundamental” securities research techniques in identifying securities selections. The decision to include or exclude the shares of an issuer will be made primarily on the basis of such issuer’s relative market capitalization determined by reference to other companies located in the same country. Company size is measured in terms of reference to other companies located in the same country and in terms of local currencies in order to eliminate the effect of variations in currency exchange rates.

Even though a company’s stock may meet the applicable market capitalization criterion for the Emerging Markets Series’ criterion for investment, it may not be included for one or more reasons. For example, in the Advisor’s judgment, the issuer may be considered in extreme financial difficulty, a material portion of its securities may be closely held and not likely available to support market liquidity, or the issuer may be a “passive foreign investment company” (as defined in the Code). To this extent, the Advisor will exercise discretion and consideration which would not be present in the management of a portfolio seeking to represent an established index of broadly traded domestic securities (such as the S&P 500® Index). The Advisor will also exercise discretion in determining the allocation of investments between Approved Markets.

FIXED INCOME PORTFOLIOS

DFA One-Year Fixed Income Portfolio K

The investment objective of DFA One-Year Fixed Income Portfolio K is to achieve a stable real return in excess of the rate of inflation with a minimum of risk. The DFA One-Year Fixed Income Portfolio K invests all of its assets in The DFA One-Year Fixed Income Series of the Trust (the “One-Year Fixed Income Series”), which has the same investment objective and policies as the Portfolio. The One-Year Fixed Income Series will invest in U.S. government obligations, U.S. government agency obligations, dollar-denominated obligations of foreign issuers issued in the United States, foreign government and agency obligations, bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations. Generally, the One-Year Fixed Income Series will acquire obligations which mature within one year from the date of settlement, but substantial investments may be made in obligations maturing within two years from the date of settlement when greater returns are available. As a non-fundamental policy, under normal circumstances, the DFA One-Year Fixed Income Series will invest at least 80% of its net assets in fixed income securities and maintain a weighted average portfolio maturity that will not exceed one year. If the One-Year Fixed Income Series changes this investment policy, DFA One-Year Fixed Income Portfolio K will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. The One-Year Fixed Income Series principally invests in certificates of deposit, commercial paper, bankers’ acceptances, notes and bonds. The One-Year Fixed Income Series will concentrate its name of the Portfolio. The One-Year Fixed Income Series principally invests in certificates of deposit, commercial paper, bankers’ acceptances, notes and bonds. The One-Year Fixed Income Series will concentrate its investments in obligations of U.S. and foreign banks and bank holding companies if particular conditions occur (see “Investments in the Banking Industry”).

DFA Two-Year Global Fixed Income Portfolio K

The investment objective of DFA Two-Year Global Fixed Income Portfolio K is to maximize total returns consistent with preservation of capital. The DFA Two-Year Global Fixed Income Portfolio K invests all of its assets in The DFA Two-Year Global Fixed Income Series of the Trust (the “Two-Year Global Fixed Income Series”). The Two-Year Global Fixed Income Series will have the same investment objective and policies as the Portfolio. The Two-Year Global Fixed Income Series will invest in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers having quality ratings meeting the minimum standards described in “Description of Investments,” securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations, such as the World Bank, the European Investment Bank, European Economic Community and European Coal and Steel Community. At the present time, the Advisor expects that most investments will be made in the obligations of issuers which are in developed countries, such as those countries which are members of the Organization of Economic Cooperation and Development. However, in the future, the Advisor anticipates investing in issuers located in other countries as well. Under normal market conditions, the Two-Year Global Fixed Income Series intends to invest its assets in issuers organized or having a majority of their assets in, or deriving a majority of their operating income in, at least three different countries, one of which may be the United States. As a non-fundamental policy, under normal circumstances, the Two-Year Global Fixed Income Series will invest at least 80% of its net assets in fixed income securities that mature within two years from the date of settlement. If the Two-Year Global Fixed Income Series changes this investment policy, DFA Two-Year Global Fixed Income Portfolio K will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.

Because many of the Two-Year Global Fixed Income Series investments will be denominated in foreign currencies, the Two-Year Global Fixed Income Series will also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. The Two-Year Global Fixed Income Series will concentrate its investments in obligations of U.S. and foreign banks and bank holding companies if particular conditions occur (see “Investments in the Banking Industry”).

Description of Investments

The following is a description of the categories of investments that may be acquired by the One-Year Fixed Income and Two-Year Global Fixed Income Series (collectively, the “Fixed Income Master Funds”).

Permissible Categories:
One-Year Fixed Income Series	1-8
Two-Year Global Fixed Income Series	1-10

1.	U.S. Government Obligations—Debt securities issued by the U.S. Treasury that are direct obligations of the U.S. government, including bills, notes and bonds.

2.	U.S. Government Agency Obligations—Issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, which have different levels of credit support. The U.S. government agency obligations include, but are not limited to, securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae (formerly, the Government National Mortgage Association), including Ginnie Mae pass-through certificates. Other securities issued by agencies and instrumentalities sponsored by the U.S. government may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or are supported only by the credit of such agencies, such as Freddie Mac (formerly, the Federal Home Loan Mortgage Corporation) and Fannie Mae (formerly, the Federal National Mortgage Association).

3.	Corporate Debt Obligations—Nonconvertible corporate debt securities (e.g., bonds and debentures), that are issued by companies whose commercial paper is rated Prime-1 by Moody’s Investors Services, Inc. (“Moody’s”) or A-l by S&P and dollar-denominated obligations of foreign issuers issued in the United States. If the issuer’s commercial paper is unrated, then the debt security must be rated at least AA by S&P or Aa2 by Moody’s. If there is neither a commercial paper rating nor a rating of the debt security, then the Advisor must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least AA or Aa2.

4.	Bank Obligations—Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit) and bankers’ acceptances. Bank certificates of deposit will only be acquired from banks having assets in excess of $1,000,000,000.

5.	Commercial Paper—Rated, at the time of purchase, A-l or better by S&P or Prime-1 by Moody’s, or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated Aaa by Moody’s or AAA by S&P, and having a maximum maturity of nine months.

6.

Repurchase Agreements—Instruments through which the Fixed Income Master Funds purchase securities (“underlying securities”) from a bank, or a registered U.S. government securities dealer, with an agreement by the seller to repurchase the underlying securities at an agreed price, plus interest at a specified rate. The underlying securities will be limited to U.S. government and agency obligations described in (1) and (2) above. A Fixed Income Master Fund will not enter into a repurchase agreement with a duration of more than seven days if, as a result, more than 10% of the value of such Master Fund’s total assets would be so invested. The Master Funds will also only invest in repurchase agreements with a bank if the bank has at least $1,000,000,000 in assets and is approved by the Investment Committee of the Advisor. The Advisor will monitor the market value of the underlying securities plus any accrued interest thereon so that they will at least equal the repurchase price.

7.	Foreign Government and Agency Obligations—Bills, notes, bonds and other debt securities issued or guaranteed by foreign governments, or their agencies and instrumentalities.

8.	Supranational Organization Obligations—Debt securities of supranational organizations, such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.

9.	Foreign Issuer Obligations—Debt securities of non-U.S. issuers rated AA or better by S&P or Aa2 or better by Moody’s.

10.	Eurodollar Obligations—Debt securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States.

The categories of investments that may be acquired by the Fixed Income Master Funds may include both fixed and floating rate securities. Floating rate securities bear interest at rates that vary with prevailing market rates. Interest rate adjustments are made periodically (e.g., every six months), usually based on a money market index such as the London Interbank Offered Rate (LIBOR) or the Treasury bill rate.

Investments in the Banking Industry

The Fixed Income Master Funds will invest more than 25% of their respective total assets in obligations of U.S. and foreign banks and bank holding companies when the yield to maturity on these investments exceeds the yield to maturity on all other eligible portfolio investments for a period of five consecutive days when the NYSE is open for trading. The Portfolios that invest in the Fixed Income Master Funds, the DFA One-Year Fixed Income Portfolio K and DFA Two-Year Global Fixed Income Portfolio K, each have the same policy. This policy can only be changed by a vote of shareholders. Investments in the Fixed Income Master Funds will not be considered investments in the banking industry so that a Portfolio may invest all or substantially all of its assets in its respective Master Fund. When investment in such obligations exceeds 25% of the total net assets of any of the Fixed Income Master Funds, such Master Fund will be considered to be concentrating its investments in the banking industry. As of the date of this prospectus, neither the One-Year Fixed Income Series nor the Two-Year Global Fixed Income Series is concentrating its investments in the banking industry.

The types of bank and bank holding company obligations in which the Fixed Income Master Funds may invest include: dollar-denominated certificates of deposit, bankers’ acceptances, commercial paper and other debt obligations issued in the United States and which mature within two years of the date of settlement, provided such obligations meet each Master Fund’s established credit rating criteria as stated under “Description of Investments.” In addition, the Fixed Income Master Funds are authorized to invest more than 25% of their total assets in Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities.

Portfolio Strategy

The Fixed Income Master Funds will be managed with a view to capturing credit risk premiums and term or maturity premiums. The term “credit risk premium” means the anticipated incremental return on investment for holding obligations considered to have greater credit risk than direct obligations of the U.S. Treasury, and “maturity risk premium” means the anticipated incremental return on investment for holding securities having maturities of longer than one month compared to securities having a maturity of one month. The Advisor believes that credit risk premiums are available largely through investment in high grade commercial paper, certificates of deposit and corporate obligations. The holding period for assets of the Fixed Income Master Funds will be chosen with a view to maximizing anticipated returns, net of trading costs.

Portfolio Turnover

The Fixed Income Master Funds are expected to have high portfolio turnover rates due to the relatively short maturities of the securities to be acquired. The rate of portfolio turnover will depend upon market and other conditions; it will not be a limiting factor when management believes that portfolio changes are appropriate. While the Fixed Income Master Funds acquire securities in principal transactions and, therefore, do not pay brokerage commissions, the spread between the bid and asked prices of a security may be considered to be a “cost” of trading. Such costs ordinarily increase with trading activity. However, as stated above, securities ordinarily will be sold when, in the Advisor’s judgment, the monthly return of either Fixed Income Master Fund will be increased as a result of portfolio transactions after taking into account the cost of trading. It is anticipated that securities will be acquired in the secondary markets for short-term instruments.

The Two-Year Global Fixed Income Series engages in frequent trading of portfolio securities. A high portfolio turnover rate may have negative tax consequences to shareholders and may result in increased trading costs.

PORTFOLIO TRANSACTIONS—EQUITY PORTFOLIOS

With respect to the Master Funds in which the Domestic Equity Portfolios and DFA International Value Portfolio K invest, investments will generally be made in eligible securities using a market capitalization weighted approach. See “MARKET CAPITALIZATION WEIGHTED APPROACH.” Securities will not be purchased or sold based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Securities that have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities will not be sold to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Securities, including those eligible for purchase, may be disposed of, however, at any time when, in the Advisor’s judgment, circumstances warrant their sale, including but not limited to, tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered appropriate holdings in light of the investment policy of each Portfolio.

SECURITIES LOANS

All of the Master Funds are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While a Master Fund may earn additional income from lending securities, such activity is incidental to the investment objective of the Master Fund. For information concerning the revenue generated by securities lending, see “SECURITIES LENDING REVENUE.” The value of securities loaned may not exceed 33% of the value of a Master Fund’s total assets. In connection with such loans, a Master Fund will receive collateral consisting of cash or U.S. government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Master Funds will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, Dimensional Investment Group Inc. (the “Fund”) or the Trust could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures. While the Portfolios are also authorized to lend portfolio securities, as long as the Portfolios only hold shares of their corresponding Master Funds, the Portfolios do not intend to lend those shares.

MARKET CAPITALIZATION WEIGHTED APPROACH

The portfolio structures of the U.S. Value Master Funds and the U.S. Small Cap and International Value Series involve market capitalization weighting in determining individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by the Advisor for a variety of factors. The Advisor may consider such factors as free float, trading strategies, liquidity management and other factors determined to be appropriate by the Advisor given market conditions. The Advisor may exclude the stock of a company that meets applicable market capitalization criterion if the Advisor determines, in its best judgment, that the purchase of such stock is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Adjustment for free float adjusts market capitalization weighting to exclude the share capital of a company that is not freely available for trading in the public equity markets by international investors. For example, the following types of shares may be excluded: (i) those held by strategic investors (such as governments, controlling shareholders and management), (ii) treasury shares, or (iii) shares subject to foreign ownership restrictions.

Deviation from market capitalization weighting also will occur because the Advisor intends to purchase in round lots only. Furthermore, the Advisor may reduce the relative amount of any security held in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from market capitalization weighting. A further deviation may occur due to investments in privately placed convertible debentures.

Block purchases of eligible securities may be made at opportune prices, even though such purchases exceed the number of shares that, at the time of purchase, adherence to a market capitalization weighted approach would otherwise require. (XM Value may purchase common stocks in the bottom 2.5% of total market capitalization at times when it is advantageous to do so.) In addition, securities eligible for purchase or otherwise represented in the U.S. Value Master Funds and the U.S. Small Cap and International Value Series, may be acquired in exchange for the issuance of shares. See ‘‘PURCHASE OF SHARES—In-Kind Purchases.’’ While such transactions might cause a deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of assets.

Changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On at least a semi-annual basis, the Advisor will prepare lists of companies whose stock is eligible for investment by a Portfolio or Master Fund. Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from the Advisor’s then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from market capitalization weighting. Such deviation could be substantial if a significant amount of holdings of the U.S. Value Master Funds or the U.S. Small Cap or International Value Series change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the Investment Committee may limit or fix the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of certain countries may vary from their weighting in published international indices.

MANAGEMENT OF THE FUNDS

The Advisor serves as investment advisor to each Master Fund. As such, the Advisor is responsible for the management of each Master Fund’s assets. Investment decisions for the Master Funds are made by the Investment Committee of the Advisor, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of the Advisor who are elected annually. The Advisor provides the Master Funds with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining best price and execution. The Advisor is authorized to pay a higher commission to a broker, dealer or exchange member than another such organization may charge if it determines, in good faith, that the commission paid is reasonable in relation to the research or brokerage services provided by such organization. For the fiscal year ended November 30, 2003, each Master Fund paid advisory fees, as a percentage of its average net assets, as set forth below:

U.S. Large Company Series	0.025%
U.S. Large Cap Value Series	0.10%
U.S. XM Value Series	0.10%
U.S. Small Cap Series	0.03%
International Value Series	0.20%
Emerging Markets Series	0.10%
One-Year Fixed Income Series	0.05%
Two-Year Global Fixed Income Series	0.05%

The Fund and Trust bear all of their own costs and expenses, including: services of their independent certified public accountants, legal counsel, brokerage fees, commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of their shareholders and directors or trustees, the cost of filing their registration statements under the federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses allocable to a particular Portfolio or Master Fund are so allocated. The expenses of the Fund that are not allocable to a particular Portfolio are to be borne by each Portfolio of the Fund on the basis of its relative net assets. Similarly, the expenses of the Trust that are not allocable to a particular Master Fund are to be borne by each Master Fund on the basis of its relative net assets.

The Advisor was organized in May 1981 and is engaged in the business of providing investment management services to institutional investors. As of the date of this Prospectus, assets under management total approximately $50 billion. The Advisor controls Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia Limited (“DFA Australia”).

Consulting Services—DFA International Value Master Fund and Emerging Markets Master Fund

The Advisor has entered into a Consulting Services Agreement with DFAL and DFA Australia, respectively. Pursuant to the terms of each Consulting Services Agreement, DFAL and DFA Australia provide certain trading and administrative services to the Advisor with respect to DFA International Value and Emerging Markets Series.

Shareholder Services

On behalf of each Portfolio, the Advisor enters into agreements with service agents to provide shareholder servicing, recordkeeping, account maintenance and other services to 401(k) plan shareholders and their plan participants. From the administration fee it receives from each Portfolio, the Advisor pays such service agents in an amount up to 0.25% of each Portfolio’s average net assets.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

It is the policy of the Portfolios to distribute substantially all of their net investment income, together with any net realized capital gains (after any reductions for capital loss carryforwards), in December of each year.

Shareholders of each Portfolio will automatically receive all income dividends and capital gains distributions in additional shares of the Portfolio whose shares they hold at net asset value (as of the business date following the dividend record date).

Dividends and distributions paid to a 401(k) plan accumulate free of federal income taxes. In addition, the sale or redemption by a 401(k) plan of a Portfolio’s shares will not be subject to federal income taxes.

Dividends declared in October, November or December to shareholders of record in such a month, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for U.S. federal income tax purposes as if paid by the Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.

A Portfolio is required to withhold 28% of taxable dividends, capital gains distributions and redemption proceeds paid to shareholders who have not complied with IRS rules concerning taxpayer identification numbers. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). A Portfolio must also withhold if the IRS instructs it to do so. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

The Master Funds in which the International Equity Portfolios invest may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the International Equity Portfolios’ income distributed to shareholders.

The tax discussion set forth above is included for general information only. Prospective investors should consult the statement of additional information. Prospective investors should also consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in a Portfolio.

ELECTRONIC SHAREHOLDER INFORMATION AND TRANSACTIONS

The Portfolios are sold only to 401(k) plans and other similar retirement plans. In order to keep costs to the Fund to a minimum, a 401(k) plan sponsor or its agent, when opening an account, must consent to the acceptance of all shareholder information about the Portfolios in which the 401(k) plan invests through e-mail and access to the Portfolios’ website at www.dfaus.com. The 401(k) plan sponsor or its agent will be notified when a prospectus amendment or annual or semi-annual report has been made available on the Portfolios’ website. Confirmations and monthly statements will initially be delivered on paper but may, in the future, be delivered electronically.

The Portfolios may choose to deliver paper versions of shareholder information in certain circumstances at no extra cost to the plan. Currently, the SEC requires an investor in the Portfolios be offered the opportunity to revoke its consent to receive shareholder information (including prospectuses and annual and semi-annual reports) electronically. In order to revoke a prior consent, a 401(k) plan sponsor may call the Fund collect at (310) 395-8005, or write to the Fund at Dimensional Fund Advisors Inc., 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401. After consent is revoked, the Fund will send the 401(k) plan a set of paper documents at no charge. If the SEC allows shareholders who have revoked their consent to be charged for paper delivery of shareholder information, the Fund may notify 401(k) plan sponsors or their agents that the Fund will charge a plan that has revoked its consent a fee of up to $15 per year, per set of copies delivered, to cover the costs of printing, shipping and handling paper versions of shareholder information available on the Portfolios’ website.

The Portfolios’ website address is www.dfafunds.com. The current prospectus and recent shareholder reports of the Portfolios will be readily available for viewing and printing on the website.

PURCHASE OF SHARES

Purchases through 401(k) Plans

Shares of the Portfolios are sold only to 401(k) plans and other similar retirement plans. Provided that shares of the Portfolios are available under an employer’s 401(k) plan, shares may be purchased by following the procedures adopted by the respective employer and approved by Fund management for making investments. Investors who are considering an investment in the Portfolios should contact their employer for details. The Fund does not impose a minimum purchase requirement, but investors should determine whether their employer’s plan imposes a minimum transaction requirement.

Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

Frequent trading into and out of a Portfolio can disrupt portfolio investment strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs. The Portfolios are designed for long-term investors, and are not intended for market timing or excessive trading activities. Market timing activities include purchases and sales of Portfolio shares in response to short- term market fluctuations. The Portfolios may refuse or cancel purchase orders for any reason, without prior notice, particularly purchase orders that the Portfolios believe are made on behalf of market timers. The Portfolios and their agents reserve the right to reject any purchase request by any investor or 401(k) plan indefinitely if they believe that any combination of trading activity in the accounts is potentially disruptive to the Portfolios. If your 401(k) plan permits exchange purchases, these purchases are also subject to these limitations. The Portfolios may impose further restrictions on trading activities by market timers in the future.

In-Kind Purchases

If accepted by the Fund, shares of the Portfolios may be purchased in exchange for securities which are eligible for acquisition by the corresponding Master Funds or otherwise represented in their portfolios as described in this prospectus or in exchange for local currencies in which such securities of the DFA International Value Series, Emerging Markets Series and DFA Two-Year Global Fixed Income Series are denominated. Securities and local currencies accepted by the Fund for exchange and Portfolio shares to be issued in exchange will be valued as set forth under “VALUATION OF SHARES” at the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio whose shares are being acquired and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who desire to purchase shares of the DFA International Value K, Emerging Markets K or DFA Two-Year Global Fixed Income K Portfolios with local currencies should first contact the Advisor for wire instructions.

The Fund will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Master Fund in which the Portfolio invests and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Master Fund under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists, or otherwise; and (3) at the discretion of the Fund, the value of any such security (except U.S. Government securities) being exchanged together with other securities of the same issuer owned by the Master Fund may not exceed 5% of the net assets of the Master Fund immediately after the transaction. The Fund will accept such securities for investment and not for resale.

A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities or local currency exchanged. Investors interested in such exchanges should contact the Advisor.

VALUATION OF SHARES

Net Asset Value

The net asset value of each Portfolio and Master Fund is generally calculated on days that the NYSE is open for trading. The net asset value per share of each Portfolio and corresponding Master Fund is calculated after the close of the NYSE (normally, 1:00 p.m. PT) by dividing the total value of the Portfolio’s or Master Fund’s investments and other assets, less any liabilities, by the total outstanding shares of the stock of the respective Portfolio or Master Fund. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PT.

The value of the shares of each Portfolio will fluctuate in relation to the investment experience of the Master Fund in which such Portfolio invests. Securities held by the Master Funds will be valued in accordance with applicable laws and procedures adopted by the Board of Trustees, and generally, as described below.

Securities held by the Master Funds are valued at the last quoted sale price of the day. Securities held by the Master Funds that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP of the day, the Master Funds value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies, such as the Master Funds, are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

The value of the shares of the Fixed Income Master Funds will tend to fluctuate with interest rates because, unlike money market funds, the Fixed Income Master Funds do not seek to stabilize the value of their respective shares by use of the “amortized cost” method of asset valuation. Net asset value includes interest on fixed income securities which is accrued daily. Securities which are traded over-the-counter and on a stock exchange will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities held by the Fixed Income Master Funds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the current market value of such securities.

The value of the securities and other assets of the Master Funds for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Master Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

To the extent that a Master Fund holds large numbers of securities, it is likely that it will have a larger number of securities that may be deemed illiquid and therefore must be valued pursuant to special procedures adopted by the Board of Trustees, than would a fund that holds a smaller number of securities. The U.S. Small Cap Series is more likely to hold illiquid securities than would a fund that invests in larger capitalization companies.

As of the date of this Prospectus, the Master Funds holding foreign equity securities (the “Foreign Equity Funds”) will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of the Foreign Equity Funds are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Foreign Equity Funds price their shares at the close of the NYSE, the Foreign Equity Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Foreign Equity Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Master Funds have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Master Funds utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Master Fund. When a Foreign Equity Fund uses fair value pricing, the values assigned to the Foreign Equity Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

The net asset values per share of the DFA International Value Series, Emerging Markets Series and Two-Year Global Fixed Income Series are expressed in U.S. dollars by translating the net assets of each Master Fund using the mean of the most recent bid and asked prices for the dollar as quoted by generally recognized reliable sources. Since the DFA International Value Series and Emerging Markets Series own securities that are primarily listed on foreign exchanges which may trade on days when the Master Funds and Portfolios do not price their shares, the net asset values of the DFA International Value Portfolio K and Emerging Markets Portfolio K may change on days when shareholders will not be able to purchase or redeem shares.

Certain of the securities holdings of the Emerging Markets Series in Approved Markets may be subject to tax, investment and currency repatriation regulations of the Approved Markets that could have a material effect on the values of the securities. For example, the Emerging Markets Series might be subject to different levels of taxation on current income and realized gains depending upon the holding period of the securities. In general, a longer holding period (e.g., 5 years) may result in the imposition of lower tax rates than a shorter holding period (e.g., 1 year). The Emerging Markets Series may also be subject to certain contractual arrangements with investment authorities in an Approved Market which require the Emerging Markets Series to maintain minimum holding periods or to limit the extent of repatriation of income and realized gains.

Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by a Master Fund is determined each day as of such close.

Public Offering Price

Provided that PFPC, Inc., the Fund’s transfer agent, or the service agent designated under a 401(k) Plan has received the investor’s instructions in good order and the custodian has received the investor’s payment, shares of the Portfolio selected will be priced at the public offering price, which is the net asset value of the shares next determined after receipt of the investor’s funds by the custodian. The transfer agent or the Fund may, from time to time, appoint sub-transfer agents or various financial intermediaries (“Intermediaries”) for the receipt of purchase orders, redemption orders and funds from certain investors. Intermediaries, in turn, are authorized to designate other financial intermediaries (“Sub-designees”) to receive purchase and redemption orders for the Portfolios’ shares from investors. With respect to such investors, the shares of the Portfolio selected will be priced at the public offering price calculated after receipt of the purchase order by the Intermediary or Sub-designee, as applicable, that is authorized to receive purchase orders. If the investor buys shares through an Intermediary or a Sub-designee, the purchase price will be the public offering price next calculated after the Intermediary or Sub-designee, as applicable, receives the order, rather than on the day the custodian receives the investor’s payment (provided that the Intermediary or Sub-designee, as applicable, has received the investor’s purchase order in good order, and the investor has complied with the Intermediary’s or Sub-designee’s payment procedures). If an order to purchase shares must be cancelled due to nonpayment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. To recover any such loss, the Fund reserves the right to redeem shares owned by any purchaser whose order is cancelled, and such purchaser may be prohibited or restricted in the manner of placing further orders. No reimbursement fee or sales charge is imposed on purchases.

EXCHANGE OF SHARES

Provided such transactions are permitted under an employer’s 401(k) plan, plan participants may exchange shares of one Portfolio described in this prospectus for shares in one or more of the other Portfolios described in this prospectus by completing the necessary documentation as required by the service agent designated under the employer’s plan and the Advisor. Please contact your employer or the service agent of your plan for further information.

REDEMPTION OF SHARES

401(k) Plan Participant Redemption Procedure

A participant in a 401(k) plan who desires to redeem shares of a Portfolio must furnish a redemption request to the service agent designated under the 401(k) plan in the form required by such service agent. The service agent will adopt procedures approved by Fund management for transmitting redemption orders.

401(k) Plan Redemption Procedure

A 401(k) plan that desires to redeem shares of a Portfolio must furnish a redemption request to the Fund. Each Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a written request in good order by PFPC Inc. “Good order” means that the request to redeem shares must include all necessary documentation, to be received in writing by the Advisor no later than the close of regular trading on the NYSE (ordinarily 1:00 p.m. PT), including but not limited to: a letter of instruction or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners (or authorized representatives thereof) of the shares; and, if the Fund does not have on file the authorized signatures for the account, proof of authority and a guarantee of the signature of each registered owner by an eligible guarantor institution; and any other required supporting legal documents. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees which are not a part of these programs will not be accepted.

A 401(k) plan redeeming shares for which certificates have not been issued, who have authorized redemption payment by wire in writing, may request that redemption proceeds be paid in federal funds wired to the bank they have designated in writing. The Fund reserves the right to send redemption proceeds by check in its discretion; a 401(k) plan may request overnight delivery of such check at the plan’s own expense. If the proceeds are wired to the plan’s account at a bank which is not a member of the Federal Reserve System, there could be a delay in crediting the funds to the plan’s bank account. The Fund reserves the right at any time to suspend or terminate the redemption by wire procedure after prior notification to shareholders. No fee is charged for redemptions.

Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to fifteen days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

In-Kind Redemptions

When in the best interests of a Portfolio, the Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Portfolio receives from the Master Fund in lieu of cash. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions. The DFA International Value Portfolio K, Emerging Markets Portfolio K and DFA Two-Year Global Fixed Income Portfolio K reserve the right to redeem their shares in the currencies in which their corresponding Master Funds’ investments are denominated. Investors may incur brokerage charges and other transaction costs selling securities and converting currencies which were received in payment of redemptions. Also, the value of the securities may be affected by currency exchange fluctuations.

THE MASTER-FEEDER STRUCTURE

Other institutional investors, including other mutual funds, may invest in each Master Fund, and the expenses of such other funds and, correspondingly, their returns may differ from those of the Portfolios. Please contact The DFA Investment Trust Company at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, (310) 395-8005 for information about the availability of investing in a Master Fund other than through a Portfolio.

The aggregate amount of expenses for a Portfolio and the corresponding Master Fund may be greater than it would be if the Portfolio were to invest directly in the securities held by the corresponding Master Fund. However, the total expense ratios for the Portfolios and the Master Funds are expected to be less over time than such ratios would be if the Portfolios were to invest directly in the underlying securities. This arrangement enables various institutional investors, including the Portfolios, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in a Master Fund, including a Portfolio, will pay its proportionate share of the expenses of that Master Fund.

The shares of the Master Funds will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in a Master Fund by other institutional investors offers potential benefits to the Master Funds, and through their investment in the Master Funds, the Portfolios also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Funds. Also, if an institutional investor were to redeem its interest in a Master Fund, the remaining investors in that Master Fund could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Fund’s security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in a Master Fund than the corresponding Portfolio could have effective voting control over the operation of the Master Fund.

If the Board of Directors of the Fund determines that it is in the best interest of a Portfolio, the Portfolio may withdraw its investment in a Master Fund at any time. Upon any such withdrawal, the Board would consider what action the Portfolio might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retaining an investment advisor to manage the Portfolio’s assets in accordance with its own investment objective, possibly at increased cost. Shareholders of a Portfolio will receive written notice thirty days prior to the effective date of any change in the investment objective of its corresponding Master Fund. A withdrawal by a Portfolio of its investment in the corresponding Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to the Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by the Master Fund corresponding to the U.S. Small Cap, DFA One-Year Fixed Income, DFA Two-Year Global Fixed Income, U.S. Small XM Value, U.S. Large Cap Value and DFA International Value Portfolios may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to such Portfolios. Any net capital gains so realized will be distributed to such a Portfolio’s shareholders as described in “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

SERVICE PROVIDERS

Investment Advisor DIMENSIONAL FUND ADVISORS INC. 1299 Ocean Avenue 11th Floor Santa Monica, CA 90401 Tel. No. (310) 395-8005	Custodian PFPC TRUST COMPANY 301 Bellevue Parkway Wilmington, DE 19809

Independent Certified Public Accountants PRICEWATERHOUSECOOPERS LLP 200 East Las Olas Boulevard Suite 1700 Ft. Lauderdale, FL 33301	Accounting Services, Dividend Disbursing and Transfer Agent PFPC INC. 301 Bellevue Parkway Wilmington, DE 19809

Legal Counsel STRADLEY, RONON, STEVENS & YOUNG, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Other Available Information

You can find more information about the Fund and the Portfolios in the Fund’s Statement of Additional Information (“SAI”). You can find more information about the Trust and the Master Funds in the Trust’s Annual and Semi-Annual Reports.

Statement of Additional Information.    The SAI supplements, and is technically part of, this prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders.    These reports focus on portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Master Funds in their last fiscal year. The Portfolios are new so the Fund’s reports do not yet include any information about them.

To obtain documents:

•	Access them on the Fund’s web site at www.dfaus.com.

•	If you represent a 401(k) plan sponsor or other qualifying retirement plan, call collect at (310) 395-8005.

•	Access them on the EDGAR database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800/SEC-0330).

•	Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-942-8090.

Dimensional Fund Advisors Inc.

1299 Ocean Avenue, 11th Floor

Santa Monica, CA 90401

(310) 395-8005

Dimensional Investment Group Inc.—Registration No. 811-6067

P R O S P E C T U S

March 29, 2004

Please carefully read the important information it contains before investing.

DIMENSIONAL INVESTMENT GROUP INC.

Dimensional Investment Group Inc. is an investment company that offers a variety of investment portfolios.

The Portfolio described in this Prospectus: • Has its own investment objective and policies, and is the equivalent of a separate mutual fund. • Is generally only available to institutional investors,

retirement plans and clients of registered investment advisors. • Does not charge a sales commission or “load.” • Is designed for long-term investors.

• Requires a minimum initial purchase of $100 million.

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

i

RISK/RETURN SUMMARY About the Portfolio
F The Master Fund buys securities directly. The Portfolio invests in the Master Fund’s shares. The two have the same gross investment returns.

The Portfolio Has A Special Structure: The Portfolio is a “Feeder Portfolio” – a portfolio that does not buy individual securities directly. Instead, it invests in a corresponding fund, or “Master Fund,” that in turn purchases stocks and other securities.

Possible Complications: The Master-Feeder structure is relatively complex. While this structure is designed to reduce costs, it may not do so. As a result, the Portfolio might encounter operational or other complications.

Management
Dimensional Fund Advisors Inc. (the “Advisor”) is the investment manager for the Master Fund. (A Feeder Portfolio does not need an investment manager.)

Equity Investment Approach:

The Advisor believes that equity investing should involve a long-term view and a focus on asset class selection (e.g. S&P 500® stocks), not stock picking. It places priority on limiting expenses, portfolio turnover and trading costs. The Portfolio buys a Master Fund that is an index fund. Its criteria for holding a stock is whether the stock is in the S&P 500® Index.

No Market Timing or Stock Picking: Because the Master Fund is an index fund, the Advisor does not take defensive positions in anticipation of negative investment conditions, or try to pick potentially outperforming securities.

Investment Objective, Strategy and Risks

F    About the S&P 500 Index: The Standard & Poor’s 500 Composite Stock Price Index® is market capitalization weighted. Its performance is usually cyclical because it reflects periods when stock prices generally rise or fall.

Investment Objective: To approximate the total investment return of the S&P 500® Index.

Investment Strategy: Buy shares of a Master Fund that invests in the S&P 500® Index stocks in approximately the proportions they are represented in the S&P 500® Index.

Principal Risk: Market Risk.

Principal Risk

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political and issuer specific events will cause the value of securities and the Master Fund that owns them, and, in turn, the Portfolio itself, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you may lose money.

Other Information

Securities Lending:
The Master Fund purchased by the Portfolio may lend its portfolio securities to generate additional income. If it does so, it will use various strategies (for example, only making fully collateralized loans) to reduce related risks.

Commodity Pool Operator Exemption: The Master Fund is operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

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Risk and Return Bar Chart and Table
The Bar Chart and Table below illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Bar Chart shows the changes in performance from year to year. The Table illustrates how annualized one year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The after-tax returns presented for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the Table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale. Past performance (before and after taxes) is not an indication of future results.

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FEES AND EXPENSES

The tables describe the fees and expenses you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment): None

ANNUAL FUND OPERATING EXPENSES*

(expenses that are deducted from Portfolio assets)

The expenses in the following tables are based on those incurred by the Portfolio and the Master Fund for the fiscal year ended November 30, 2003.

Management Fee	0.075%
Other Expenses	0.085%

Total Annual Operating Expenses	0.16%
Fee Waiver	0.05%**

Net Expenses	0.11%

*	The “Management Fee” includes an investment management fee payable by the Master Fund and an administration fee payable by the Portfolio. The amount set forth in “Other Expenses” represents the aggregate amount that is payable by both the Master Fund and the Portfolio.

**	Pursuant to the Expense Waiver and Assumption Agreement for the U.S. Large Company Institutional Index Portfolio, the Advisor has agreed to waive its administration fee to the extent necessary to reduce the Portfolio’s expenses to the extent that its total direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of the Master Fund) exceed 0.10% of its average net assets on an annualized basis. At any time that the total direct and indirect expenses of the Portfolio are less than 0.10% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Portfolio’s total direct and indirect expenses to exceed 0.10% of its average net assets on an annualized basis. The U.S. Large Company Institutional Index Portfolio is not obligated to reimburse the Advisor for fees waived by the Advisor more than thirty-six months prior to the date of such reimbursement. The Expense Waiver and Assumption Agreement will remain in effect for a period of one year from April 1, 2004 to April 1, 2005, and shall continue in effect from year to year thereafter unless terminated by Dimensional Investment Group Inc. or the Advisor.

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EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$11	$46	$85	$200

The Example summarizes the aggregate estimated annual operating expenses before any waivers of both the Portfolio and Master Fund. The costs for the Portfolio reflect the “Net Expenses” for the Portfolio that result from the contractual fee waiver, in the first year only.

SECURITIES LENDING REVENUE

For the fiscal year ended November 30, 2003, the Portfolio received the following net revenue from a securities lending program which constituted a percentage of the average daily net assets of the Portfolio (see “SECURITIES LOANS”):

	Net Revenue	Percentage of Net Assets
U.S. Large Company Institutional Index Portfolio*	$43,000	0.01%

*	For a portfolio whose corresponding Master Fund is taxed as a partnership, “Net Revenue” reflects the proportional share of the securities lending revenue generated by the Master Fund that was received by the Portfolio.

HIGHLIGHTS

Management and Administrative Services

Dimensional Fund Advisors Inc. (the “Advisor” or “DFA”) provides the Portfolio with administrative services and serves as investment advisor to the Master Fund. See “MANAGEMENT OF THE PORTFOLIO.”

Dividend Policy

The Portfolio distributes dividends from its net investment income quarterly and any realized net capital gains are distributed annually after November 30th. See “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

Purchase, Valuation and Redemption of Shares

The shares of the Portfolio are offered at net asset value, which is calculated as of the close of the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for business. The minimum initial purchase requirement for the Portfolio’s shares is $100,000,000. There is no minimum purchase requirement for subsequent purchases. The value of the Portfolio’s shares will fluctuate in relation to the investment experience of the Master Fund. The redemption price of a share of the Portfolio is equal to its net asset value. See “PURCHASE OF SHARES,” “VALUATION OF SHARES” and “REDEMPTION OF SHARES.”

Investment Objective and Policies

U.S. Large Company Institutional Index Portfolio seeks, as its investment objective, to approximate the total investment return of the S&P 500® Index. The Portfolio invests all of its assets in The U.S. Large Company Series (the “Master Fund”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio. The Master Fund intends to invest in all of the stocks that comprise the S&P 500® Index in approximately the proportions as they are represented in the S&P 500® Index. The amount of each stock purchased for the Master Fund, therefore, will be based on the issuer’s respective market capitalization. The S&P 500® Index is comprised of a broad and diverse group of stocks most of which are traded

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on the New York Stock Exchange (“NYSE”). Generally, these are the U.S. stocks with the largest market capitalizations and, as a group, they represent approximately 70% of the total market capitalization of all publicly traded U.S. stocks. Under normal market conditions, at least 95% of the Master Fund’s assets will be invested in the stocks that comprise the S&P 500® Index. As a non-fundamental policy, under normal circumstances, The U.S. Large Company Series will invest at least 80% of its net assets in U.S. large company securities by investing in all of the stocks that comprise the S&P 500® Index in approximately the same proportions as they are represented in the Index. If The U.S. Large Company Series changes this investment policy, U.S. Large Company Institutional Index Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. The Master Fund may also acquire stock index futures contracts and options thereon in order to commit funds awaiting investment in stocks or maintain cash liquidity.

Ordinarily, portfolio securities will not be sold except to reflect additions or deletions of the stocks that comprise the S&P 500® Index, including as a result of mergers, reorganizations and similar transactions and, to the extent necessary, to provide cash to pay redemptions of the Master Fund’s shares.

STANDARD & POOR’S INFORMATION AND DISCLAIMERS

Neither the Portfolio nor the Master Fund is sponsored, endorsed, sold or promoted by Standard & Poor’s Rating Group, a Division of The McGraw Hill Companies (“S&P”). S&P makes no representation or warranty, express or implied, to the owners of the Portfolio or the Master Fund or any member of the public regarding the advisability of investing in securities generally or in the Portfolio or the Master Fund particularly or the ability of the S&P 500® Index to track general stock market performance. S&P’s only relationship to the Portfolio or the Master Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500® Index which is determined, composed and calculated by S&P without regard to the Portfolio or the Master Fund. S&P has no obligation to take the needs of the Portfolio, the Master Fund or their respective owners into consideration in determining, composing or calculating the S&P 500® Index. S&P, is not responsible for and has not participated in the determination of the prices and amount of the Portfolio or the Master Fund or the issuance or sale of the Portfolio or the Master Fund or in the determination or calculation of the equation by which the Portfolio or the Master Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Portfolio or the Master Fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

PORTFOLIO TRANSACTIONS

Securities will not be purchased or sold based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Securities which have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities will not be sold to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held.

Securities, including those eligible for purchase, may be disposed of, however, at any time when, in the Advisor’s judgment, circumstances warrant their sale, including but not limited to tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased

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with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the investment policy of the Portfolio and Master Fund.

SECURITIES LOANS

The Master Fund is authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While the Master Fund may earn additional income from lending securities, such activity is incidental to the Master Fund’s investment objective. For information concerning the revenue from securities lending see “SECURITIES LENDING REVENUE.” The value of securities loaned may not exceed 33 1/3% of the value of the Master Fund’s total assets. In connection with such loans, the Master Fund will receive collateral consisting of cash or U.S. government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Master Fund will be able to terminate the loan at any time and will receive reasonable compensation on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, the Master Fund could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures. The Portfolio is also authorized to lend its portfolio securities. However, as long as it holds only shares of the Master Fund, it will not do so.

MANAGEMENT OF THE PORTFOLIO

The Advisor serves as investment advisor to the Master Fund. As such, it is responsible for the management of its assets. The Advisor provides the Master Fund with a trading department and selects brokers and dealers to effect securities transactions.

Securities transactions are placed with a view to obtaining the best price and execution of such transactions. The Advisor is authorized to pay a higher commission to a broker, dealer or exchange member than another such organization might charge if it determines, in good faith, that the commission paid is reasonable in relation to the research or brokerage services provided by such organization.

For the advisory fees the Portfolio has incurred for the fiscal year ended November 30, 2003, see “ANNUAL FUND OPERATING EXPENSES.” The Advisor was organized in May 1981, and is engaged in the business of providing investment management services to institutional investors. As of the date of this Prospectus, assets under management total approximately $50 billion.

Dimensional Investment Group Inc. (the “Fund”) and the Trust each bear all of its own costs and expenses, including: services of its independent certified public accountants, legal counsel, brokerage commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal securities laws and the costs of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses of the Fund or Trust allocable to the Portfolio or the Master Fund are so allocated and expenses which are not allocable to the Portfolio and the Master Fund are borne by the Portfolio and the Master Fund on the basis of their relative net assets.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

In general, the Portfolio distributes substantially all net investment income quarterly (on a calendar basis) and any realized net capital gains (after any reductions for capital loss carryforwards) are distributed annually after November 30th.

Shareholders of the Portfolio will automatically receive all income dividends and any capital gains distributions in additional shares of the Portfolio at net asset value (as of the business date following the dividend record date), unless upon written notice to the Advisor and completion of account information, the shareholder selects one of the following options:

Income Option—to receive income dividends in cash and capital gains distributions in additional shares at net asset value.

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Capital Gains Option—to receive capital gains distributions in cash and income dividends in additional shares at net asset value.

Cash Option—to receive both income dividends and capital gains distributions in cash.

Whether paid in cash or additional shares and regardless of the length of time the Portfolio’s shares have been owned by shareholders who are subject to federal income taxes, distributions from long-term capital gains are taxable as such. Dividends from net investment income or net short-term capital gains will be taxable as ordinary income, whether received in cash or in additional shares. A portion of the income dividends paid by the Portfolio may be qualified dividends eligible for taxation at long-term capital gains rates, so long as the investor meets certain holding period requirements. Dividends from net investment income will generally qualify in part for the corporate dividends received deduction. The portion of dividends so qualified depends primarily on the aggregate qualifying dividend income received by the Master Fund from domestic (U.S.) sources.

For those investors subject to tax, if purchases of shares of the Portfolio are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution. Shareholders are notified annually by the Fund as to the federal tax status of dividends and distributions paid by the Portfolio.

Dividends which are declared in November or December to shareholders of record but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.

The sale of shares of the Portfolio is a taxable event and may result in a capital gain or loss to shareholders who are subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares of the Portfolio for shares of another portfolio of the Fund. Any loss incurred on sale or exchange of the Portfolio’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

Certain investments by the Master Fund may be subject to special rules which may affect the amount, character and timing of the income to the Master Fund. Some of these rules are referenced in the statement of additional information.

In addition to federal taxes, shareholders may be subject to state and local taxes on distributions from the Portfolio and on gains arising on redemption or exchange of Portfolio shares. Non-U.S. shareholders may be subject to U.S. withholding and estate tax.

The Portfolio is required to withhold 28% of taxable dividends, capital gains distributions, and redemption proceeds paid to shareholders who have not complied with IRS regulations concerning taxpayer identification numbers. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). The Portfolio must also withhold if the IRS instructs it to do so. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

The tax discussion set forth above is included for general information only. Prospective investors should consult the statement of additional information. Prospective investors should also consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Portfolio.

PURCHASE OF SHARES

Investors may purchase shares of the Portfolio by first contacting the Advisor at (310) 395-8005 to notify the Advisor of the proposed investment. All investments are subject to approval of the Advisor, and all investors must complete and submit an Account Registration Form.

The minimum initial purchase requirement for the Portfolio’s shares is $100,000,000. Once the minimum purchase requirement is satisfied, further investments in the Portfolio are not subject to any minimum purchase

7

requirement. The Fund reserves the right to reduce or waive the minimum investment requirement, to reject any initial or additional investment and to suspend the offering of shares of the Portfolio.

Investors having an account with a bank that is a member or a correspondent of a member of the Federal Reserve System may purchase shares by first calling the Advisor at (310) 395-8005 to notify the Advisor of the proposed investment, then requesting the bank to transmit immediately available funds (Federal Funds) by wire to the custodian, for the account of Dimensional Investment Group Inc. (U.S. Large Company Institutional Index Portfolio). Additional investments also may be made through the wire procedure by first notifying the Advisor. Investors who wish to purchase shares by check should send their check to Dimensional Investment Group Inc., c/o PFPC Inc., P.O. Box 8916, Wilmington, Delaware 19899-8916.

Shares also may be purchased and sold by individuals through securities firms that may charge a service fee or commission for such transactions. No such fee or commission is charged on shares that are purchased or redeemed directly from the Fund. Investors who are clients of investment advisory organizations may also be subject to investment advisory fees under their own arrangements with such organizations.

Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

Frequent trading into and out of the Portfolio can disrupt portfolio investment strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs. The Portfolio is designed for long-term investors, and is not intended for market timing or excessive trading activities. Market timing activities include purchases and sales of Portfolio shares in response to short-term market fluctuations. The Portfolio may refuse or cancel purchase orders for any reason, without prior notice, particularly purchase orders that the Portfolio believes are made on behalf of market timers. The Portfolio and its agents reserve the right to reject any purchase request by any investor indefinitely if they believe that any combination of trading activity in the accounts is potentially disruptive to the Portfolio. Exchange purchases are also subject to these limitations, which are in addition to the other exchange limitations described under “EXCHANGE OF SHARES.” The Portfolio may impose further restrictions on trading activities by market timers in the future.

In-Kind Purchases

If accepted by the Fund, shares of the Portfolio may be purchased in exchange for securities which are eligible for acquisition by the Master Fund or otherwise represented in its portfolio as described in this Prospectus. Securities accepted by the Fund for exchange and shares of the Portfolio to be issued in the exchange will be valued as set forth under “VALUATION OF SHARES” at the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio and must be delivered to the Fund by the investor upon receipt from the issuer.

The Fund will not accept securities in exchange for shares of the Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Master Fund and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Master Fund under the Securities Act of 1933 or otherwise; and (3) at the discretion of the Fund, the value of any such security (except U.S. government securities) being exchanged together with other securities of the same issuer owned by the Master Fund may not exceed 5% of the net assets of the Master Fund immediately after the transaction. The Fund will accept such securities for investment and not for resale.

A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities exchanged. Investors interested in such exchanges should contact the Advisor.

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VALUATION OF SHARES

Net Asset Value

The net asset values per share of the Portfolio and Master Fund are generally calculated on days that the NYSE is open for trading. The net asset values per share of the Portfolio and the Master Fund are calculated after the close of the NYSE (normally, 1:00 p.m. PT) by dividing the total value of their respective investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Portfolio and the Master Fund, respectively. The net asset values will not be calculated on days the NYSE is closed, including national holidays. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PT.

The value of the Portfolio’s shares will fluctuate in relation to the investment experience of the Master Fund. Securities held by the Master Fund are valued at the last quoted sale price of the day. Securities held by the Master Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP of the day, the Master Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. The value of the securities and other assets of the Master Fund for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Master Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

Public Offering Price

Provided that the Advisor or transfer agent has received the investor’s Account Registration form in good order and the custodian has received the investor’s payment, shares of the Portfolio will be priced at the public offering price, which is the net asset value of the shares next determined after receipt of the investor’s funds by the custodian. “Good order” with respect to the purchase of shares means that (1) a fully completed and properly signed Account Registration form and any additional supporting legal documentation required by the Advisor have been received in legible form and (2) the Advisor has been notified of the purchase by telephone and, if the Advisor so requests, also in writing, no later than the close of regular trading on the NYSE (ordinarily 1:00 p.m. PT) on the day of the purchase. The transfer agent or the Fund may, from time to time, appoint sub-transfer agents or various financial intermediaries (“Intermediaries”) for the receipt of purchase orders, redemption orders and funds from certain investors. Intermediaries, in turn, are authorized to designate other financial intermediaries (“Sub-designees”) to receive purchase and redemption orders for the Portfolio’s shares from investors. With respect to such investors, the shares of the Portfolio will be priced at the public offering price calculated after receipt of the purchase order by the Intermediary or Sub-designee, as applicable, that is authorized to receive purchase orders. If the investor buys shares through an Intermediary or a Sub-designee, the purchase price will be the public offering price next calculated after the Intermediary or Sub-designee, as applicable, receives the order, rather than on the day the custodian receives the investor’s payment (provided that the Intermediary or Sub-designee, as applicable, has received the investor’s purchase order in good order, and the investor has complied with the Intermediary’s or Sub-designee’s payment procedures). If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. The Fund reserves the right to redeem shares owned by any purchaser whose order is canceled to recover any resulting loss to the Fund and may prohibit or restrict the manner in which such purchaser may place further orders.

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EXCHANGE OF SHARES

Investors may exchange shares of the Portfolio for those of another portfolio in the Fund or a portfolio of DFA Investment Dimensions Group Inc. (“DFAIDG”), an open-end, management investment company. Investors should first contact the Advisor at (310) 395-8005 to notify the Advisor of the proposed exchange and then complete an Exchange Form and mail it to:

Dimensional Investment Group Inc.

Attn: Client Operations

1299 Ocean Avenue, 11th Floor

Santa Monica, CA 90401

The minimum amount for an exchange into a portfolio of DFAIDG is $100,000. Exchanges are accepted only into those portfolios of DFAIDG that are eligible for the exchange privilege of DFAIDG. Investors may contact the Advisor at the above-listed phone number for a list of those portfolios of DFAIDG that accept exchanges.

The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolio or otherwise adversely affect the Fund or DFAIDG, any proposed exchange will be subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the Portfolio and of the portfolio of the Fund or DFAIDG involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of the Portfolio. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing.

The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Advisor has received an Exchange Form in good order. “Good order” means a completed Exchange Form specifying the dollar amount to be exchanged, signed by all registered owners of the shares; and if the Fund does not have on file the authorized signatures for the account, a guarantee of the signature of each registered owner by an “eligible guarantor institution.” Such institutions generally include national or state banks, savings associations, savings and loan associations, trust companies, savings banks, credit unions and members of a recognized stock exchange. Exchanges will be accepted only if the registrations of the two accounts are identical, stock certificates have not been issued and the Fund or DFAIDG may issue the shares of the portfolio being acquired in compliance with the securities laws of the investor’s state of residence.

There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the Prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or a loss on the transaction. The Fund reserves the right to revise or terminate the exchange privilege, waive the minimum amount requirement, limit the amount of or reject any exchange, as deemed necessary, at any time.

REDEMPTION OF SHARES

Redemption Procedure

Investors who desire to redeem shares of the Portfolio must first contact the Advisor at (310) 395-8005. The Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a written request for redemption in good order by the Portfolio’s transfer agent (or to an Intermediary or a Sub-designee, if applicable). “Good order” means that the request to redeem shares must include all necessary documentation, to be received in writing by the Advisor no later than the close of regular trading on the NYSE (ordinarily 1:00 p.m. PT), including but not limited to: the stock certificate(s), if issued; a letter of instruction or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners (or authorized representatives thereof) of the shares; if the Fund does not have on file the authorized signatures for the account, a guarantee of the signature of each registered owner by an eligible guarantor institution; and any other required supporting legal documents.

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Redeeming shareholders who have authorized redemption payment by wire on an authorization form filed with the Fund, may request that redemption proceeds be paid in federal funds wired to the bank they have designated on the authorization form. If the proceeds are wired to the shareholder’s account at a bank which is not a member of the Federal Reserve System, there could be a delay in crediting the funds to the shareholder’s bank account. The Fund reserves the right at any time to suspend or terminate the redemption by wire procedure after notification to shareholders. No charge is made by the Fund for redemptions. The redemption of all shares in an account will result in the account being closed. A new Account Registration Form will be required for further investments. (See “PURCHASE OF SHARES.”)

Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to fifteen days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

Redemption of Small Accounts

The Fund reserves the right to redeem a shareholder’s account if the value of the shares in the account is $500 or less because of redemptions by the shareholder. Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days in advance of the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in the Portfolio in order to bring the value of the shares in the account to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.

In-Kind Redemptions

When in the best interests of the Portfolio, the Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Portfolio receives from the Master Fund in lieu of cash. Such distributions will be made in accordance with the federal securities laws and regulations governing mutual funds. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions.

THE FEEDER PORTFOLIO

Other institutional investors, including other mutual funds, may invest in the Master Fund. The expenses of such other funds and, correspondingly, their returns may differ from those of the Portfolio. Please contact The DFA Investment Trust Company at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, (310) 395-8005 for information about the availability of investing in the Master Fund other than through the Portfolio.

The aggregate amount of expenses for the Portfolio and the Master Fund may be greater than it would be if the Portfolio were to invest directly in the securities held by the Master Fund. However, the total expense ratios for the Portfolio and the Master Fund are expected to be less over time than such ratios would be if the Portfolio were to invest directly in the underlying securities. This arrangement enables various institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in the Master Fund, including the Portfolio, will pay its proportionate share of the expenses of the Master Fund.

The shares of the Master Fund will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in the Master Fund by other institutional investors offers potential benefits to the Master Fund and, through its investment in the Master Fund, the Feeder Portfolio also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Fund. Also, if an institutional investor were to redeem its interest in the Master Fund, the remaining

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investors in the Master Fund could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Fund’s security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in the Master Fund than the Portfolio could have effective voting control over the operation of the Master Fund.

If the Board of Directors of the Fund determines that it is in the best interest of the Portfolio, it may withdraw its investment in the Master Fund at any time. Upon any such withdrawal, the Board would consider what action the Portfolio might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retaining an investment advisor to manage the Portfolio’s assets in accordance with its own investment objective, possibly at increased cost. Shareholders of the Portfolio will receive written notice thirty days prior to the effective date of any changes in the investment objective of the Master Fund. A withdrawal by the Portfolio of its investment in the Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to a Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by the Master Fund to the Portfolio may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to the Portfolio. Any net capital gains so realized will be distributed to the Portfolio’s shareholders as described in “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

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FINANCIAL HIGHLIGHTS

The Financial Highlights table is meant to help you understand the Portfolio’s financial performance for the period of the Portfolio’s operation. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio’s annual financial statements, are included in the Fund’s annual report which is available upon request.

DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

	Year Ended Nov. 30, 2003	Year Ended Nov. 30, 2002	Year Ended Nov. 30, 2001	Year Ended Nov. 30, 2000	Sept. 23 to Nov. 30, 1999
Net Asset Value, Beginning of Period	$7.36	$8.94	$10.31	$10.87	$10.00

Income From Investment Operations
Net Investment Income (Loss)	0.13	0.11	0.11	0.11	0.02
Net Gains (Losses) on Securities (Realized and Unrealized)	0.95	(1.58)	(1.37)	(0.57)	0.85

Total from Investment Operations	1.08	(1.47)	(1.26)	(0.46)	0.87

Less Distributions
Net Investment Income	(0.12)	(0.11)	(0.11)	(0.10)	—
Net Realized Gains	—	—	—	—	—

Total Distributions	(0.12)	(0.11)	(0.11)	(0.10)	—

Net Asset Value, End of Period	$8.32	$7.36	$8.94	$10.31	$10.87

Total Return	14.94%	(16.61)%	(12.31)%	(4.28)%	8.70	%#
Net Assets, End of Period (thousands)	$398,955	$305,408	$219,629	$174,078	$55,887
Ratio of Expenses to Average Net Assets(1)	0.11%	0.10%	0.10%	0.10%	0.10	%*
Ratio of Expenses to Average Net Assets (excluding waivers and assumption of expenses)(1)	0.16%	0.17%	0.16%	0.17%	0.35	%*
Ratio of Net Investment Income to Average Net Assets	1.69%	1.49%	1.22%	1.07%	1.20	%*
Ratio of Net Investment Income to Average Net Assets (excluding waivers and assumption of expenses)	1.64%	1.42%	1.16%	1.00%	0.95	%*
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A
Portfolio Turnover Rate of Master Fund Series	8%	11%	8%	8%	4	%(a)

*	Annualized

#	Non-Annualized

(1)	Represents the combined ratio for the Portfolio and its respective pro-rata share of the Master Fund Series.

(a)	For the year ended November 30, 1999.

N/A	Refer to the respective Master Fund Series.

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SERVICE PROVIDERS

Investment Advisor DIMENSIONAL FUND ADVISORS INC. 1299 Ocean Avenue, 11th floor Santa Monica, CA 90401 Tel. No. (310) 395-8005	Accounting Services, Dividend Disbursing and Transfer Agent PFPC INC. 301 Bellevue Parkway Wilmington, DE 19809

Custodian PFPC TRUST COMPANY 301 Bellevue Parkway Wilmington, DE 19809	Legal Counsel STRADLEY, RONON, STEVENS & YOUNG, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Independent Certified Public Accountants PRICEWATERHOUSECOOPERS LLP 200 East Las Olas Boulevard Suite 1700 Ft. Lauderdale, FL 33301

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Other Available Information

You can find more information about the Fund and Portfolio in the Fund’s Statement of Additional Information (“SAI”) and Annual and Semi-Annual Reports.

Statement of Additional Information.    The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders.    These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolio in its last fiscal year.

Request free copies from:

•	Your plan administrator—if you are a participant in a 401(k) plan offering the Portfolio.

•	Your account service provider—if you are a client or member of an institution offering the Portfolio.

•	The Fund—if you represent a 401(k) plan sponsor or qualifying institution. Call collect at (310) 395-8005.

•	Access current prospectuses on our web site at http://www.dfaus.com.

•	Access them on the EDGAR Database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800/SEC-0330)

•	Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-942-8090.

Dimensional Fund Advisors Inc.

1299 Ocean Avenue, 11th Floor

Santa Monica, CA 90401

(310) 395-8005

Dimensional Investment Group Inc.—Registration No. 811-6067

RRD032904-006

P R O S P E C T U S

March 29, 2004

Please carefully read the important information it contains before investing.

DIMENSIONAL INVESTMENT GROUP INC.

Dimensional Investment Group Inc. is an investment company that offers a variety of investment portfolios. Each Portfolio described in this Prospectus:   •   Is a mutual fund with its own investment objective and policies.

  •   Is generally available only to institutional investors, retirement benefit plans, certain financial

institutions and clients of registered investment advisors.   •   Does not charge a

sales commission or “load.”   •   Is designed for long-term investors.

GLOBAL EQUITY PORTFOLIO

GLOBAL 60/40 PORTFOLIO

GLOBAL 25/75 PORTFOLIO

CLASS R SHARES

INSTITUTIONAL CLASS SHARES

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Investments in the Portfolios are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investments in the Portfolios involve investment risk, including the possible loss of principal.

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RISK/RETURN SUMMARY

About the Portfolios

The Portfolios Have Special Structures: Each of the Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio (the “Portfolios”) is a “fund of funds,” which means that each Portfolio does not buy securities directly, but rather, each Portfolio allocates its assets among other mutual funds (the “Underlying Funds”) managed by Dimensional Fund Advisors Inc. (the “Advisor” or “Dimensional”).

Asset Allocation Strategies: The Portfolios provide investors with an option to choose one of three diversified investment portfolios, which combine multiple equity investment strategies with varying levels of fixed income strategies. The Advisor employs different asset allocation strategies for each Portfolio by purchasing shares of Underlying Funds that invest in equity securities of domestic and international issuers in different proportions for each Portfolio, and shares of Underlying Funds that invest in fixed income securities of domestic and international issuers in different proportions for the Global 60/40 Portfolio and Global 25/75 Portfolio. The target allocation of assets between equity Underlying Funds (the “Equity Underlying Funds,” consisting of the “Domestic Equity Underlying Funds” and the “International Equity Underlying Funds”) and fixed income Underlying Funds (the “Fixed Income Underlying Funds”), and the range of allocations for each Portfolio, under normal circumstances, are shown in the table below:

	Global Equity Portfolio Allocation		Global 60/40 Portfolio Allocation		Global 25/75 Portfolio Allocation
	Target	Range	Target	Range	Target	Range
Equity Underlying Funds	100%	90%-100%	60%	40%-80%	25%	5%-45%
Fixed Income Underlying Funds	0%	0%	40%	20%-60%	75%	55%-95%

Each Portfolio’s target allocation generally relates to a different level of equity and fixed income exposure, and hence, a different level of overall risk. The Global Equity Portfolio seeks to provide maximum capital appreciation, resulting in the highest level of equity risk of the three Portfolios. The Global 25/75 Portfolio seeks to provide investors with a return consistent with relatively low levels of equity risk. The Global 60/40 Portfolio’s equity risk level falls between that of the Global Equity and Global 25/75 Portfolios.

As of the date of this Prospectus, each Portfolio is expected to invest mainly in the Underlying Funds listed below, except that the Global Equity Portfolio is not expected to invest in the Fixed Income Underlying Funds. While each Portfolio currently intends to invest in the Underlying Funds identified below, each Portfolio may add or eliminate Underlying Funds as may be determined from time to time by the Advisor without notice to shareholders.

Domestic Equity Underlying Funds—The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Series and DFA Real Estate Securities Portfolio.

International Equity Underlying Funds—Large Cap International Portfolio, The DFA International Value Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series, Dimensional Emerging Markets Value Fund Inc. and The Emerging Markets Small Cap Series.

Fixed Income Underlying Funds—The DFA Two-Year Global Fixed Income Series and DFA Five-Year Global Fixed Income Portfolio.

The investment objectives and policies of the Underlying Funds are summarized in the section, “INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS—Investment Objectives, Strategies and Policies of the Underlying Funds.”

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Management

Dimensional is the investment manager for the Portfolios and Underlying Funds.

Investment Objectives, Investment Strategies and Principal Risks

Investment Objectives and Investment Strategies

Global Equity Portfolio (the “Equity Portfolio”)

•	Investment Objective: Long-term capital appreciation.

•	Investment Strategy: Invest the Portfolio’s assets in Equity Underlying Funds. (The Portfolio will have no exposure to Fixed Income Underlying Funds.)

Global 60/40 Portfolio (the “60/40 Portfolio”)

•	Investment Objective: Total return consisting of capital appreciation and current income.

•	Investment Strategy: Invest the Portfolio’s assets to achieve an allocation of approximately 60% of the Portfolio’s assets to Equity Underlying Funds and approximately 40% of the Portfolio’s assets to Fixed Income Underlying Funds.

Global 25/75 Portfolio (the “25/75 Portfolio”)

•	Investment Objective: Total return consistent with current income and preservation of capital with some capital appreciation.

•	Investment Strategy: Invest the Portfolio’s assets to achieve an allocation of approximately 25% of the Portfolio’s assets to Equity Underlying Funds and approximately 75% of its assets to Fixed Income Underlying Funds.

Principal Risks

Fund of Funds Risk: The investment performance of each Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of a Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among the Underlying Funds. There can be no assurance that the investment objective of any Portfolio or Underlying Fund will be achieved. Through their investments in the Underlying Funds, the Portfolios are subject to the risks of the Underlying Funds’ investments. The risks of the Underlying Funds’ investments are listed below.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political and issuer specific events will cause the value of securities, and the Underlying Funds that own them (and, in turn, the Portfolios) to rise or fall. Because the value of your investment in a Portfolio will fluctuate, there is the risk that you may lose money.

Small Company Risk: Securities of small companies are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.

Risks of Concentrating in the Real Estate Industry: The DFA Real Estate Securities Portfolio, one of the Domestic Equity Underlying Funds, is concentrated in the real estate industry. The DFA Real Estate Securities Portfolio’s exclusive focus on the real estate industry may cause its risk to approximate the general risks of direct real estate ownership. Its performance may be materially different from the broad U.S. equity market.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar).

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Emerging Markets Risk: Numerous emerging market countries have recently experienced serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade and risky. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under emergency conditions. Risks generally associated with foreign securities and currencies also apply.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, securities with longer maturities are more sensitive to these price changes. Interest rate risk is not a principal risk for the Equity Underlying Funds or the Equity Portfolio.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact an Underlying Fund’s performance. Credit risk is not a principal risk for the Equity Underlying Funds or the Equity Portfolio.

Risks of Banking Concentration: The DFA Two-Year Global Fixed Income Series, one of the Fixed Income Underlying Funds, will concentrate its assets (invest more than 25% of its total assets) in obligations of U.S. and/or foreign banks and bank holding companies when the yield to maturity on these instruments exceeds the yield to maturity on all other eligible portfolio investments of similar quality for a period of five consecutive days when the New York Stock Exchange (“NYSE”) is open for trading. Focus on the banking industry would link the performance of The DFA Two-Year Global Fixed Income Series to changes in performance of the banking industry generally. For example, a change in the market’s perception of the riskiness of banks compared to non-banks would cause The DFA Two-Year Global Fixed Income Series’ value to fluctuate.

Other Information

Securities Lending:

The Underlying Funds purchased by the Portfolios may lend their portfolio securities to generate additional income. If the Underlying Funds lend their portfolio securities for these purposes, the Underlying Funds will use various strategies (for example, only making fully collateralized loans) to reduce related risks.

Risk and Return Bar Charts and Tables

Performance information is not available for the Portfolios because they are new.

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FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold Class R shares or Institutional Class shares of the Portfolios.

Shareholder Fees (fees paid directly from your investment): None

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Portfolio assets)

Equity Portfolio	Class R		Institutional Class
Management/Administration Fee(1)	0.30%		0.30%
Shareholder Services Fees(2)	0.25%		None
Other Expenses(3)	0.16%		0.16%
Underlying Fund Expenses(4)	0.17%		0.17%

Total Operating Expenses	0.88%		0.63%
Fee Waiver and/or Expense Assumption	0.04	%(5)	0.04	%(6)

Net Expenses	0.84%		0.59%

60/40 Portfolio	Class R		Institutional Class
Management/Administration Fee(1)	0.25%		0.25%
Shareholder Services Fees(2)	0.25%		None
Other Expenses(3)	0.16%		0.16%
Underlying Fund Expenses(4)	0.20%		0.20%

Total Operating Expenses	0.86%		0.61%
Fee Waiver and/or Expense Assumption	0.06	%(5)	0.06	%(6)

Net Expenses	0.80%		0.55%

25/75 Portfolio	Class R		Institutional Class
Management/Administration Fee(1)	0.20%		0.20%
Shareholder Services Fees(2)	0.25%		None
Other Expenses(3)	0.16%		0.16%
Underlying Fund Expenses(4)	0.23%		0.23%

Total Operating Expenses	0.84%		0.59%
Fee Waiver and/or Expense Assumption	0.09	%(5)	0.09	%(6)

Net Expenses	0.75%		0.50%

(1)	The “Management/Administration Fee” reflects the administration fees paid by the Portfolios to the Advisor. The Portfolios do not pay separate management fees to the Advisor. The Advisor is not compensated for the management services it provides to the Portfolios.

(2)	An amount up to 0.25% of the average net assets of a Portfolio’s Class R shares may be used to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in a Portfolio’s Class R shares (“Shareholder Services Agent”).

(3)	“Other Expenses” are annualized expenses based on anticipated fees and expenses payable by the Portfolios through the fiscal year ending November 30, 2004.

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(4)	“Underlying Fund Expenses” are estimated expenses based upon the anticipated assets of the Portfolios to be invested in each Underlying Fund and upon the actual total operating expenses of the Underlying Funds (including any current waivers and expense limitations of the Underlying Funds). Actual Underlying Fund Expenses incurred by the Portfolios may vary with changes in the allocation of the Portfolios’ assets among the Underlying Funds and with other events that directly affect the expenses of the Underlying Funds.

(5)	Pursuant to a Fee Waiver and Expense Assumption Agreement, Dimensional will:

(i)	waive its administration fees to the extent necessary to limit the proportionate share of the total combined administration fees paid by each of the Portfolios and management fees paid by the Underlying Funds to the Advisor to 0.35% for the Equity Portfolio, to 0.30% for the 60/40 Portfolio and 0.25% for the 25/75 Portfolio; and

(ii)	assume the direct operating expenses of the Class R shares of each Portfolio (excluding administration fees paid to the Dimensional) to the extent necessary to limit the total expense ratios (including the expenses that the Class R shares of each such Portfolio bear as a shareholder of the Underlying Funds and including Shareholder Services Fees) of the Class R shares of each Portfolio to 0.95%.

The Fee Waiver and Expense Assumption Agreement will remain in effect through April 1, 2005, and shall continue in effect from year to year thereafter unless terminated by Dimensional Investment Group Inc. (“DIG”) or the Advisor.

(6)	Pursuant to a Fee Waiver and Expense Assumption Agreement, Dimensional will:

(i)	waive its administration fees to the extent necessary to limit the proportionate share of the total combined administration fees paid by each of the Portfolios and management fees paid by the Underlying Funds to the Advisor to 0.35% for the Equity Portfolio, to 0.30% for the 60/40 Portfolio and 0.25% for the 25/75 Portfolio; and

(ii)	assume the direct operating expenses of the Institutional Class shares of each Portfolio (excluding Administration Fees paid to Dimensional), up to an amount equal to the total fees paid to Dimensional by the Institutional Class shares (including the pass through of the management fees paid to Dimensional by the Underlying Funds), as is necessary to limit the total expense ratios (including the expenses that the Institutional Class shares of each such Portfolio bear as a shareholder of the Underlying Funds) of the Institutional Class shares of the Equity Portfolio to 0.70%, the 60/40 Portfolio to 0.65% and the 25/75 Portfolio to 0.60%.

The Fee Waiver and Expense Assumption Agreement will remain in effect through April 1, 2005, and shall continue in effect from year to year thereafter unless terminated by DIG or the Advisor.

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EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

	1 Year	3 Years
Equity Portfolio
Class R Shares	$86	$277
Institutional Class Shares	$60	$198
60/40 Portfolio
Class R Shares	$82	$268
Institutional Class Shares	$56	$189
25/75 Portfolio
Class R Shares	$77	$259
Institutional Class Shares	$51	$180

Because the Portfolios are new, the Example is based on the anticipated expenses for each class of each Portfolio for the current fiscal year and does not extend over five- and ten- year periods. The costs of each class for each Portfolio reflect the “Net Expenses” that result from the contractual expense waivers and assumptions of expenses for the first year only.

HIGHLIGHTS

Management and Administrative Services

Dimensional provides each Portfolio with administrative services and also serves as investment advisor to each Portfolio and Underlying Fund. See “MANAGEMENT OF THE PORTFOLIOS.” DIG contracts with Shareholder Services Agents to provide certain record keeping and other services for the benefit of the Class R shareholders of the Portfolios.

Dividend Policy

Each Portfolio generally distributes dividends from its net investment income quarterly (on a calendar basis) and will distribute any realized net capital gains annually after the end of the Portfolios’ fiscal year in November. See “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.”

Purchase, Valuation and Redemption of Shares

The shares of each class of each Portfolio are offered at net asset value, which is calculated as of the close of the NYSE on each day that the NYSE is open for business. The value of a Portfolio’s shares will fluctuate in relation to the investment experience of its corresponding Underlying Funds. The redemption price of a share of each class of each Portfolio is equal to its net asset value. See “PURCHASE OF SHARES,” “VALUATION OF SHARES” and “REDEMPTION OF SHARES.”

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INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS

All Portfolios

The Advisor seeks to construct a diversified portfolio for each Portfolio by purchasing shares of Underlying Funds that invest in equity securities of domestic and international issuers. The 60/40 Portfolio and 25/75 Portfolio will also purchase shares of Underlying Funds that invest in fixed income securities of domestic and international issuers.

Investments in Underlying Funds

As of the date of this Prospectus, each Portfolio is expected to invest in each of the Underlying Funds listed below, except that the Global Equity Portfolio is not expected to invest in Fixed Income Underlying Funds.

Domestic Equity Underlying Funds—The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Series and DFA Real Estate Securities Portfolio.

International Equity Underlying Funds—Large Cap International Portfolio, The DFA International Value Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series, Dimensional Emerging Markets Value Fund Inc. and The Emerging Markets Small Cap Series.

Fixed Income Underlying Funds—The DFA Two-Year Global Fixed Income Series and DFA Five-Year Global Fixed Income Portfolio.

The Underlying Funds in which each Portfolio may invest, each Portfolio’s allocation with respect to each Underlying Fund, the target asset allocation and allocation range between Equity Underlying Funds and Fixed Income Underlying Funds, and the investment policies of the Underlying Funds, may be changed at any time by the Advisor without shareholder approval.

Global Equity Portfolio

The investment objective of the Equity Portfolio is to achieve long-term capital appreciation. To achieve its investment objective, the Equity Portfolio generally allocates its assets to a combination of Equity Underlying Funds. The Equity Portfolio may invest its assets in both Domestic Equity Underlying Funds and International Equity Underlying Funds. As of the date of this Prospectus, the Equity Portfolio intends to invest in the Domestic Equity Underlying Funds and International Equity Underlying Funds listed above under the heading “Investments in Underlying Funds.”

In addition to its allocation strategy of providing exposure to the domestic equity and international equity markets through investment in the Underlying Funds, the Equity Portfolio further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes, such as large capitalization, small capitalization and emerging markets stocks. The Equity Portfolio also benefits from the diversification of each Underlying Fund in which it invests. Each Underlying Fund provides diversification among issuers in the asset class in which it focuses.

Periodically, the Advisor will review the allocations for the Equity Portfolio in each Underlying Fund. From time to time, the Advisor may add or remove Underlying Funds in the Equity Portfolio without notice to shareholders. In addition, when the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocations of the Equity Portfolio. To maintain target allocations, adjustments may be made by purchasing or selling shares of the Underlying Funds or applying future investments and redemptions by the Equity Portfolio in proportions necessary to rebalance the investments in the Underlying Funds.

By investing all of its assets in Equity Underlying Funds, the Equity Portfolio is expected to provide the most aggressive equity exposure of the three Portfolios, and hence, corresponding level of overall risk.

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As a non-fundamental investment policy, under normal circumstances, the Equity Portfolio will generally invest at least 80% of its net assets in equity securities (in the form of shares of the Equity Underlying Funds). If the Equity Portfolio changes this investment policy, the Portfolio will notify shareholders at least 60 days in advance of the change, and will change its name.

Global 60/40 Portfolio

The investment objective of the 60/40 Portfolio is to seek total return consisting of capital appreciation and current income. To achieve its investment objective, the 60/40 Portfolio, under normal market circumstances, allocates its assets to Underlying Funds that invest in equity and fixed income securities. Generally, the 60/40 Portfolio invests its assets in Equity Underlying Funds and Fixed Income Underlying Funds to achieve an allocation of approximately 40% to 80% (with a target allocation of approximately 60%) of the Portfolio’s assets to Equity Underlying Funds and 20% to 60% (with a target allocation of approximately 40%) of its assets to Fixed Income Underlying Funds. With respect to investments in Equity Underlying Funds, the 60/40 Portfolio may invest its assets in both Domestic Equity Underlying Funds and International Equity Underlying Funds. As of the date of this Prospectus, the 60/40 Portfolio intends to invest in the Domestic Equity Underlying Funds, International Equity Underlying Funds and Fixed Income Underlying Funds listed above under the heading “Investments in Underlying Funds.”

In addition to its allocation strategy of providing exposure to the domestic and international equity and fixed income markets through investment in the Underlying Funds, the 60/40 Portfolio further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes, such as small capitalization stocks, emerging markets stocks and global bonds. The 60/40 Portfolio also benefits from the diversification of each Underlying Fund in which it invests. Each Underlying Fund provides diversification among issuers in the asset class in which it focuses.

Periodically, the Advisor will review the allocations for the 60/40 Portfolio in each Underlying Fund. From time to time, the Advisor may add or remove Underlying Funds in the 60/40 Portfolio without notice to shareholders. In addition, when the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocations of the 60/40 Portfolio. To maintain target allocations, adjustments may be made by purchasing or selling shares of the Underlying Funds or applying future investments and redemptions by the 60/40 Portfolio in proportions necessary to rebalance the investments in the Underlying Funds.

By investing its assets in Underlying Funds that invest in a variety of equity and fixed income securities, the 60/40 Portfolio is expected to fall in between the other two Portfolios with regard to expected equity exposure. As a result, the 60/40 Portfolio’s risk is also expected to fall between the risks of the Equity Portfolio and 25/75 Portfolio.

Global 25/75 Portfolio

The investment objective of the 25/75 Portfolio is to seek total return consistent with current income and preservation of capital with some capital appreciation. To achieve its investment objective, the 25/75 Portfolio, under normal market circumstances, allocates the majority of its assets to Fixed Income Underlying Funds, but the Portfolio also invests a small portion of its assets to Equity Underlying Funds. Generally, the 25/75 Portfolio invests its assets in Equity Underlying Funds and Fixed Income Underlying Funds to achieve an allocation of approximately 5% to 45% (with a target allocation of approximately 25%) of the Portfolio’s assets to Equity Underlying Funds and approximately 55% to 95% (with a target allocation of approximately 75%) of the Portfolio’s assets to Fixed Income Underlying Funds. As of the date of this Prospectus, the 25/75 Portfolio intends to invest in the Domestic Equity Underlying Funds, International Equity Underlying Funds and Fixed Income Underlying Funds listed above under the heading “Investments in Underlying Funds.”

In addition to its allocation strategy of providing exposure to the domestic and international equity and fixed income markets through investment in the Underlying Funds, the 25/75 Portfolio further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset

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classes, such as small capitalization stocks, emerging markets stocks and global bonds. The 25/75 Portfolio also benefits from the diversification of each Underlying Fund in which it invests. Each Underlying Fund provides diversification among issuers in the asset class in which it focuses.

Periodically, the Advisor will review the allocations for the 25/75 Portfolio in each Underlying Fund. From time to time, the Advisor may add or remove Underlying Funds in the 25/75 Portfolio without notice to shareholders. When the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocations of the 25/75 Portfolio. To maintain target allocations, adjustments may be made by purchasing and selling shares of the Underlying Funds or applying future investments and redemptions by the 25/75 Portfolio in proportions necessary to rebalance the investments in the Underlying Fund.

By investing the majority of its assets in Fixed Income Underlying Funds, the 25/75 Portfolio is expected to provide lower equity exposure than the other two Portfolios, and hence, lower levels of overall risk.

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F	Market capitalization means the number of shares of a company’s stock outstanding, as determined by the Advisor, times price per share.

F	Market capitalization weighted means the amount of a stock in an index or portfolio is keyed to that stocks’ market capitalization compared to all eligible stocks. The higher the stock’s relative market cap, the greater the representation.

F	Market capitalization weighted approach means investing on a market capitalization weighted basis, which may include adjusting that weighting to consider such factors as free float, trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions.

INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES OF THE UNDERLYING FUNDS

The following is a summary of the investment strategies, objectives and policies of the Underlying Funds in which the Portfolios invest as of the date of this Prospectus. Additional information concerning the investment policies of the Underlying Funds may be found in the Portfolios’ Statement of Additional Information.

Investment Strategies of the Underlying Funds

Equity Investment Approach:

The Advisor believes that equity investing should involve a long-term view and a focus on asset class (e.g., small company stocks) selection, not stock picking. It places priority on limiting expenses, portfolio turnover, and trading costs. Many other investment managers concentrate on reacting to price movements and choosing individual securities.

Portfolio construction: Generally, the Advisor structures a portfolio by:

1.	Selecting a starting universe of securities (for example, all publicly traded U.S. common stocks).

2.	Creating a sub-set of companies meeting the Advisor’s investment guidelines.

3.	Excluding certain companies after analyzing various factors (for example, solvency).

4.	Purchasing stocks using a market capitalization weighted approach.

The U.S. Large Company Series is managed differently. Because this Underlying Fund is an index fund, its only criteria for holding a stock is whether the stock is in the Standard & Poor’s 500 Stock Index® (the “S&P 500® Index”).

Fixed Income Investment Approach:

Portfolio construction: Generally, the Advisor structures a portfolio by:

1.	Setting a maturity range.

2.	Implementing the Advisor’s quality and eligibility guidelines.

3.	Purchasing securities with a view to balancing the objective of maximizing returns consistent with preservation of capital.

Investment Objectives and Policies

The U.S. Large Company Series

The U.S. Large Company Series seeks, as its investment objective, to approximate the total investment return of the S&P 500® Index. The U.S. Large Company Series intends to invest in all of the stocks that comprise the S&P 500® Index in approximately the proportions that they are represented in the S&P 500® Index.

S&P is not responsible for and has not participated in the determination of the prices and amount of The U.S. Large Company Series or in the issuance or sale of shares of The U.S. Large Company Series or in the determination or calculation of the equation by which The U.S. Large Company Series shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of The U.S. Large Company Series.

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Standard & Poor’s (“S&P”)—Information and Disclaimers

The U.S. Large Company Series is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of The U.S. Large Company Series or any member of the public regarding the advisability of investing in securities generally or in The U.S. Large Company Series particularly or the ability of the S&P 500® Index to track general stock market performance. S&P’s only relationship to The U.S. Large Company Series is the licensing of certain trademarks and trade names of S&P and of the S&P 500® Index which is determined, composed and calculated by S&P without regard to The U.S. Large Company Series. S&P has no obligation to take the needs of The U.S. Large Company Series or its respective owners into consideration in determining, composing or calculating the S&P 500® Index.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN, AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The U.S. Large Cap Value Series

The investment objective of The U.S. Large Cap Value Series is to achieve long-term capital appreciation. The U.S. Large Cap Value Series generally will invest in a broad and diverse group of the common stocks of large cap companies traded on a principal U.S. exchange or on the over-the-counter market that the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book-to-market ratio”).

The U.S. Small Cap Series

The U.S. Small Cap Series has an investment objective to achieve long-term capital appreciation. The U.S. Small Cap Series generally will invest in a broad and diverse group of the common stocks of small cap companies traded on a principal U.S. exchange or on the over-the-counter market. The U.S. Small Cap Series also may invest in securities of foreign issuers that are traded in the U.S. securities markets and in privately placed convertible debentures.

DFA Real Estate Securities Portfolio

The investment objective of the DFA Real Estate Securities Portfolio (the “Real Estate Portfolio”) is to achieve long-term capital appreciation. The Real Estate Portfolio will concentrate its investments in readily marketable equity securities of companies whose principal activities include development, ownership, construction, management, or sale of residential, commercial or industrial real estate. Investments will include, principally, equity securities of companies traded in the U.S. securities markets in the following sectors of the real estate industry: certain real estate investment trusts (“REITs”) and companies engaged in residential construction and firms, except for partnerships, whose principal business is to develop commercial property. The Real Estate Portfolio is authorized to purchase and sell financial futures contracts and options thereon.

Large Cap International Portfolio

The investment objective of Large Cap International Portfolio is to achieve long-term capital appreciation. To achieve its investment objective, the Large Cap International Portfolio intends to invest in the stocks of large companies in Europe, Australia and the Far East. Under normal market conditions, the Large Cap International

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Portfolio intends to invest its assets in companies organized or having a majority of their assets in or deriving a majority of their operating income in at least three non-U.S. countries. The Large Cap International Portfolio reserves the right to invest in index futures contracts to commit funds awaiting investment or to maintain liquidity.

The Japanese Small Company Series

The Japanese Small Company Series’ investment objective is to achieve long-term capital appreciation. The Japanese Small Company Series generally will invest in a broad and diverse group of readily marketable stocks of Japanese small companies that are traded in the Japanese securities markets. The Japanese Small Company Series also may invest up to 5% of its assets in convertible debentures issued by Japanese small companies.

The Pacific Rim Small Company Series

The Pacific Rim Small Company Series’ investment objective is to achieve long-term capital appreciation. The Pacific Rim Small Company Series generally will invest in stocks of a broad and diverse group of small companies located in Australia, New Zealand and Pacific Rim Asian countries whose shares are traded principally on the securities markets located in those countries. The Pacific Rim Small Company Series also may invest up to 5% of its assets in convertible debentures issued by small companies located in the Pacific Rim.

The United Kingdom Small Company Series

The United Kingdom Small Company Series’ investment objective is to achieve long-term capital appreciation. The United Kingdom Small Company Series generally will invest in a broad and diverse group of readily marketable stocks of United Kingdom small companies that are traded principally on the London Stock Exchange. The United Kingdom Small Company Series also may invest up to 5% of its assets in convertible debentures issued by United Kingdom small companies.

The Continental Small Company Series

The Continental Small Company Series’ investment objective is to achieve long-term capital appreciation. The Continental Small Company Series generally will invest in readily marketable stocks of a broad and diverse group of small companies organized under the laws of certain European countries. The Continental Small Company Series also may invest up to 5% of its assets in convertible debentures issued by European small companies.

The DFA International Value Series

The investment objective of The DFA International Value Series is to achieve long-term capital appreciation. The DFA International Value Series invests in the stocks of large non-U.S. companies that the Advisor believes to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book-to-market ratio. The Series intends to invest in the stocks of large companies in countries with developed markets. Under normal market conditions, the Series intends to invest its assets in companies organized or having a majority of their assets in or deriving a majority of their operating income in at least three non-U.S. countries and no more than 40% of the Series’ assets will be invested in such companies in any one country. The Series reserves the right to invest in index futures contracts to commit funds awaiting investment or to maintain liquidity.

The Emerging Markets Series

The Emerging Markets Small Cap Series

Dimensional Emerging Markets Value Fund Inc.

The investment objective of both The Emerging Markets Series and The Emerging Markets Small Cap Series is to achieve long-term capital appreciation. The investment objective of Dimensional Emerging Markets Value Fund Inc. (the “Emerging Markets Value Fund”) is to seek long-term capital growth through investment

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primarily in emerging markets equity securities. Each of The Emerging Markets Series, The Emerging Markets Small Cap Series and the Emerging Markets Value Fund (together, the “Emerging Markets Underlying Funds”) seeks to achieve its investment objective by investing in emerging markets designated by the Investment Committee of the Advisor (“Approved Markets”). Each Emerging Markets Underlying Fund invests its assets primarily in Approved Market equity securities listed on bona fide securities exchanges or actively traded on over-the-counter markets.

The Emerging Markets Series will seek a broad market coverage of larger companies within each Approved Market, and The Emerging Markets Small Cap Series will seek a broad market coverage of smaller companies within each Approved Market. The Emerging Markets Value Fund will seek to invest in emerging market equity securities, which are deemed by the Advisor to be value stocks at the time of purchase. Securities are considered value stocks primarily because they have a high book to market ratio.

In determining what countries have emerging markets with respect to the Emerging Markets Underlying Funds, the data, analysis and classification of countries published and disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation, among other things, will be considered. Approved emerging markets may not include all such emerging markets.

The DFA Two-Year Global Fixed Income Series

The investment objective of The DFA Two-Year Global Fixed Income Series is to maximize total returns consistent with preservation of capital. The DFA Two-Year Global Fixed Income Series will invest in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations, such as the World Bank, the European Investment Bank, European Economic Community and European Coal and Steel Community. Under normal market conditions, the Series intends to invest in issuers organized or having a majority of their assets in, or deriving a majority of their operating income in, at least three different countries, one of which may be the United States. As a non-fundamental policy, under normal circumstances, The DFA Two-Year Global Fixed Income Series will invest at least 80% of its net assets in fixed income securities that mature within two years from the date of settlement.

Because many of the Series’ investments will be denominated in foreign currencies, the Series will also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. The Series will invest more than 25% of its total assets in obligations of U.S. and/or foreign banks and bank holding companies when the yield to maturity on these instruments exceeds the yield to maturity on all other eligible portfolio investments of similar quality for a period of five consecutive days when the NYSE is open for trading. As of the date of this Prospectus, The Two-Year Global Fixed Income Series is not concentrating its investments in the banking industry.

DFA Five-Year Global Fixed Income Portfolio

The investment objective of the DFA Five-Year Global Fixed Income Portfolio is to provide a market rate of return for a fixed income portfolio with low relative volatility of returns. The DFA Five-Year Global Fixed Income Portfolio will invest primarily in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, obligations of other foreign issuers rated AA or better, corporate debt obligations, bank obligations, commercial paper, and supranational organizations, such as the World Bank, the European Investment Bank, European Economic Community and European Coal and Steel Community. Under normal market conditions, the Portfolio intends to invest in issuers organized or having a majority of their assets in, or deriving a majority of their operating income in, at least three different countries, one of which may be the United States. It is the policy of the Portfolio that the weighted average length of maturity of investments will not exceed five years. Because many of the Portfolio’s investments will be denominated in foreign currencies, the Portfolio will also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates.

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SECURITIES LOANS

The Underlying Funds are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While an Underlying Fund may earn additional income from lending securities, such activity is incidental to an Underlying Fund’s investment objective. The value of securities loaned may not exceed 33 1/3% of the value of an Underlying Fund’s total assets. In connection with such loans, an Underlying Fund will receive collateral consisting of cash or U.S. government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Underlying Fund will be able to terminate the loan at any time and will receive reasonable compensation on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, the Underlying Fund could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures. Each Portfolio is also authorized to lend its portfolio securities.

MANAGEMENT OF THE PORTFOLIOS

The Advisor serves as investment advisor to each Portfolio and Underlying Fund. As such, it is responsible for the management of their respective assets. Investment decisions for the Portfolios and Underlying Funds are made by the Investment Committee of the Advisor, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is primarily composed of certain officers and directors of the Advisor who are elected annually. The Advisor provides each Underlying Fund with a trading department and selects brokers and dealers to effect securities transactions.

Securities transactions are placed with a view to obtaining the best price and execution of such transactions. The Advisor is authorized to pay a higher commission to a broker, dealer or exchange member than another such organization might charge if it determines, in good faith, that the commission paid is reasonable in relation to the research or brokerage services provided by such organization.

The Portfolios do not pay any management fees to the Advisor for managing the Portfolios. Each Portfolio indirectly pays its proportionate share of the expenses of the Underlying Funds in which the Portfolio invests including the management fees paid to the Advisor by the Underlying Funds. For the estimated Underlying Fund expenses to be paid by the Portfolios for the fiscal year ending November 30, 2004, see “ANNUAL FUND OPERATING EXPENSES.” The Advisor was organized in May 1981, and is engaged in the business of providing investment management services to institutional investors. As of the date of this Prospectus, assets under management totaled approximately $50 billion.

DIG bears all of its own costs and expenses, including: services of its independent certified public accountants, legal counsel, brokerage commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses allocable to a particular Portfolio or class of a Portfolio are so allocated. The expenses of DIG that are not allocable to a particular Portfolio or class of the Portfolio are borne by each Portfolio or class of the Portfolio on the basis of its relative net assets.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

Each Portfolio distributes any net investment income quarterly (on a calendar basis). The Portfolios will distribute any realized net capital gains (after any reductions for capital loss carryforwards) annually after the end of a Portfolio’s fiscal year. Shareholders of the Portfolios will automatically receive all income dividends and any capital gains distributions in additional shares of the Portfolio whose shares they hold at net asset value (as of the business date following the dividend record date). Shareholders of the Portfolios, who do not own shares under a 401(k) Plan, may select one of the following options upon written notice to the Advisor:

Income Option—to receive income dividends in cash and capital gains distributions in additional shares at net asset value.

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Capital Gains Option—to receive capital gains distributions in cash and income dividends in additional shares at net asset value.

Cash Option—to receive both income dividends and capital gains distributions in cash.

Every January, you will receive a statement that shows the tax status of distributions you received the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

In general, Portfolio distributions are taxable to you (unless your investment is through a qualified, tax-deferred retirement plan), as either ordinary income or capital gain. Portfolio distributions of short-term capital gains are taxable to you as ordinary income. Portfolio distributions of long-term capital gains are taxable as long-term capital gains no matter how long you have owned your shares. A portion of the income dividends paid to you by a Portfolio may be qualified dividends eligible for taxation at long-term capital gain rates, so long as you meet certain holding period requirements. If you buy shares when the Portfolio has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

By law, a Portfolio must withhold a portion of your taxable distributions and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,

•	certify that this number is correct,

•	certify that you are not subject to backup withholding, and

•	certify that you are a U.S. person (including a U.S. resident alien).

The Portfolio also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

When you sell your shares in a Portfolio, you may realize a capital gain or loss. For tax purposes, an exchange of a class of shares of one Portfolio described in this Prospectus for the same class of shares of another Portfolio described in this Prospectus is the same as a sale. Portfolio distributions and gains from the sale of your Portfolio shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

Dividends and distributions paid to a qualified, tax-deferred retirement plan, such as a 401(k) plan, accumulate free of federal income taxes. In addition, the sale or redemption by a tax-deferred retirement plan of a Portfolio’s shares will not be subject to federal income taxes.

Because everyone’s tax situation is unique, always consult your tax professional about federal, state, local or foreign tax consequences of an investment in the Portfolios.

PURCHASE OF SHARES

The Portfolios are sold primarily to: (i) defined contribution plans that are exempt from taxation under the Internal Revenue Code (“retirement plans”), (ii) clients, customers or members of certain financial institutions, (iii) certain institutional investors, and (iv) clients of registered investment advisors.

Provided that the Portfolios are available under an employer’s retirement plan or through an institution, shares may be purchased by following the procedures adopted by the respective employer or institution and approved by DIG’s management for making investments. Investors who are considering an investment in the Portfolios should contact their employer or institution for details about the purchase procedures and the classes of shares that are available.

Investors who are not purchasing shares under an employer’s retirement plan or through an institution, may purchase shares of the Portfolios by first contacting the Advisor at (310) 395-8005 to notify the Advisor of the proposed investment. All investments are subject to approval of the Advisor, and all investors must complete and

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submit the necessary account registration forms in good order. “Good order” with respect to the purchase of shares means that (1) a fully completed and properly signed Account Registration Form and any additional supporting legal documentation required by the Advisor has been received in legible form by the Advisor, and (2) the Advisor has been notified of the purchase by telephone and, if the Advisor so requests, also in writing, no later than the close of regular trading on the NYSE (ordinarily 1:00 p.m. PT) on the day of the purchase. If an order to purchase shares must be canceled due to nonpayment, the purchaser will be responsible for any loss incurred by a Fund arising out of such cancellation. To recover any such loss, the Funds reserve the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

DIG reserves the right to reject any initial or additional investment and to suspend the offering of shares of any Portfolio.

Shares also may be purchased and sold by individuals through securities firms, which may charge a service fee or commission for such transactions. No such fee or commission is charged on shares that are purchased or redeemed directly from DIG. Investors who are clients of investment advisory organizations may also be subject to investment advisory fees under their own arrangements with such organizations.

Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

Frequent trading into and out of a Portfolio can disrupt portfolio investment strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs. The Portfolios are designed for long-term investors, and are not intended for market timing or excessive trading activities. Market timing activities include purchases and sales of Portfolio shares in response to short-term market fluctuations. The Portfolios may refuse or cancel purchase orders for any reason, without prior notice, particularly purchase orders that the Portfolios believe are made on behalf of market timers. The Portfolios and their agents reserve the right to reject any purchase request by any investor, institution or Retirement Plan indefinitely if they believe that any combination of trading activity in the accounts is potentially disruptive to the Portfolios. Exchange purchases are also subject to these limitations, which are in addition to the other exchange limitations described under “EXCHANGE OF SHARES.” The Portfolios may impose further restrictions on trading activities by market timers in the future.

In-Kind Purchases

If accepted by DIG, shares of a Portfolio may be purchased in exchange for securities that are eligible for acquisition by the Underlying Funds in which such Portfolio invests. Shares may also be purchased in exchange for local currencies in which such securities of the corresponding Underlying Fund are denominated. Securities and local currencies accepted by DIG for exchange and Portfolio shares to be issued in exchange will be valued as set forth under “VALUATION OF SHARES” at the time of the next determination of net asset value after such acceptance. All dividends, interests, subscription, or other rights pertaining to such securities shall become the property of the Portfolio (or the Underlying Funds) whose shares are being acquired and must be delivered to DIG by the investor upon receipt from the issuer. Investors who desire to purchase shares of a Portfolio with local currencies should first contact the Advisor for wire instructions.

DIG will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Underlying Funds, and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio (or the Underlying Funds) under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists or otherwise; and (3) at the discretion of DIG, the value of any such securities (except U.S. Government securities) being exchanged, together with other securities of the same issuer owned by an Underlying Fund, may not exceed 5% of the net assets of the Underlying Fund immediately after the transaction. DIG will accept such securities for investment and not for resale.

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A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange, depending upon the cost of the securities or local currency exchanged. Investors interested in such exchanges should contact the Advisor.

VALUATION OF SHARES

Net Asset Value

The net asset value per share of each class of each Portfolio and the net asset value per share of each Underlying Fund are generally calculated on days that the NYSE is open for trading. The net asset value per share of each class of each Portfolio and the net asset value per share of each Underlying Fund is calculated after the close of the NYSE (normally, 1:00 p.m. PT) by dividing the total value of the Portfolio’s or Underlying Fund’s investments and other assets, less any liabilities, by the total outstanding shares of the stock of the respective Portfolio or Underlying Fund. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PT.

The value of the shares of each Portfolio will fluctuate in relation to the investment experience of the Underlying Funds in which the Portfolio invests. Securities held by the Underlying Funds will be valued in accordance with applicable laws and procedures adopted by the Board of Directors or Trustees, and generally, as described below.

Securities held by the Underlying Funds are valued at the last quoted sale price of the day. Securities held by the Underlying Funds that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP of the day, the Underlying Funds value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies, such as the Underlying Funds, are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

The value of the shares of the Fixed Income Underlying Funds will tend to fluctuate with interest rates because, unlike money market funds, these Underlying Funds do not seek to stabilize the value of their respective shares by use of the “amortized cost” method of asset valuation. Net asset value includes interest on fixed income securities which is accrued daily. Securities which are traded over-the-counter and on a stock exchange will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities held by the Fixed Income Underlying Funds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the current market value of such securities.

The value of the securities and other assets of the Underlying Funds for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Directors or Trustees of the Underlying Funds, as the case may be. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Underlying Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

As of the date of this Prospectus, the Underlying Funds holding foreign equity securities (the “Foreign Equity Funds”) will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of the Foreign Equity Funds are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Foreign Equity Funds price their shares at the close of the NYSE, the Foreign Equity Funds will fair value their foreign investments when it is determined that the

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market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Foreign Equity Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Boards of Directors/Trustees of the Underlying Funds have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Underlying Funds utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an Underlying Fund. When a Foreign Equity Fund uses fair value pricing, the values assigned to the Foreign Equity Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

The net asset values per share of each International Equity Underlying Fund, The DFA Two-Year Global Fixed Income Series and DFA Five-Year Global Fixed Income Portfolio are expressed in U.S. dollars by translating the net assets of each Underlying Fund using the mean of the most recent bid and asked prices for the dollar as quoted by generally recognized reliable sources. Since certain Underlying Funds own securities that are primarily listed on foreign exchanges which may trade on days when the Portfolios and Underlying Funds do not price their shares, the net asset value of a Portfolio may change on days when shareholders will not be able to purchase or redeem shares.

Certain of the securities holdings of the Emerging Markets Underlying Funds in Approved Markets may be subject to tax, investment and currency repatriation regulations of the Approved Markets that could have a material effect on the values of the securities. For example, such Underlying Funds might be subject to different levels of taxation on current income and realized gains depending upon the holding period of the securities. In general, a longer holding period (e.g., 5 years) may result in the imposition of lower tax rates than a shorter holding period (e.g., 1 year). These Emerging Markets Underlying Funds may also be subject to certain contractual arrangements with investment authorities in an Approved Market which require an Underlying Fund to maintain minimum holding periods or to limit the extent of repatriation of income and realized gains.

Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by an Underlying Fund is determined each day as of such close.

Public Offering Price

Provided that the Advisor, or the Shareholder Services Agent designated by a Retirement Plan or an institution, has received an investor’s instructions in good order, and the custodian has received the investor’s payment, shares of the class of the Portfolio selected will be priced at the public offering price, which is the net asset value of the class of shares of the Portfolio calculated next after receipt of the investor’s funds by the custodian. The transfer agent or DIG may, from time to time, appoint sub-transfer agents (such as Shareholder Services Agents) or various financial intermediaries (“Intermediaries”) for the receipt of purchase orders, redemption orders and funds from certain investors. Intermediaries, in turn, are authorized to designate other financial intermediaries (“Sub-designees”) to receive purchase and redemption orders for the Portfolios’ shares from investors. With respect to such investors, the shares of the Portfolio selected will be priced at the public offering price calculated after receipt of the purchase order by the Intermediary or Sub-designee, as applicable, that is authorized to receive purchase orders. If the investor buys shares through an Intermediary or Sub-designee, the purchase price will be the public offering price next calculated after the Intermediary or Sub-designee, as applicable, receives the order, rather than on the day the custodian receives the investor’s payment (provided that the Intermediary or Sub-designee, as applicable, has received the investor’s purchase order in good order and the investor has complied with the Intermediary’s or Sub-designee’s payment procedures). If an

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order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by a Portfolio arising out of such cancellation. DIG reserves the right to redeem shares owned by any purchaser whose order is canceled to recover any resulting loss to a Portfolio and may prohibit or restrict the manner in which such purchaser may place further orders.

EXCHANGE OF SHARES

Investors may exchange Class R shares or Institutional Class shares of one Portfolio described in this Prospectus for the same class of shares of another Portfolio described in this Prospectus. DIG does not accept exchanges of shares of the Portfolios in an amount less than $100,000.

Retirement Plan participants and clients of certain financial institutions may exchange shares by completing the necessary documentation required by the Advisor and the Shareholder Services Agent designated under the employer’s Retirement Plan or by an institution. Please contact your employer, institution or the Shareholder Services Agent.

Other investors may exchange shares by first contacting the Advisor at (310) 395-8005 to notify the Advisor of the proposed exchange and then completing a letter of instruction and mailing it to DIG, as follows:

Attn: Client Operations

1299 Ocean Avenue, 11th Floor

Santa Monica, CA 90401

The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of any Portfolio or otherwise adversely affect DIG, the exchange privilege may be terminated, and any proposed exchange is subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the Portfolios involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of the Portfolio. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing.

For Retirement Plan participants and clients of certain financial institutions exchanging shares, the redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Shareholder Services Agent has received appropriate instructions in the form required by such Shareholder Services Agent.

For other investors exchanging shares, the redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Advisor has received a letter of instruction in good order. “Good order” means a completed letter of instruction specifying the dollar amount to be exchanged, signed by all registered owners of the shares; and if DIG does not have on file the authorized signatures for the account, proof of authority and a guarantee of the signature of each registered owner by an “eligible guarantor institution.” Such institutions generally include national or state banks, savings associations, savings and loan associations, trust companies, savings banks, credit unions and members of a recognized stock exchange.

There is no fee imposed on an exchange. However, DIG reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the Prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or a loss on the transaction. However, no taxable gain or loss will normally be recognized by investors exchanging through a Retirement Plan. DIG reserves the right to revise or terminate the exchange privilege, waive the minimum amount requirement, limit the amount of or reject any exchange, as deemed necessary, at any time.

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REDEMPTION OF SHARES

Redemption Procedure for Retirement Plan Participants and Clients of Financial Institutions

A participant in a Retirement Plan or a client of an institution who desires to redeem shares of a Portfolio must furnish a redemption request to the Intermediary, Sub-designee or Shareholder Services Agent designated under the Retirement Plan or by the institution in the form required by such Intermediary, Sub-designee or Shareholder Services Agent. The Intermediary, Sub-designee or Shareholder Services Agent will adopt procedures approved by DIG’s management for transmitting redemption orders.

Redemption Procedure for Retirement Plans, Institutions and Other Investors

A Retirement Plan, institution or other investor that desires to redeem shares of a Portfolio must furnish a redemption request to DIG. An investor, other than a Retirement Plan or institution, must contact the Advisor at (310) 395-8005 to redeem shares of a Portfolio. Each Portfolio will redeem shares at the net asset value of such class of shares next determined after receipt of a written request for redemption in good order by the Portfolio’s transfer agent (or by an Intermediary or a Sub-designee, if applicable). “Good order” means that the request to redeem shares must include all necessary documentation, to be received in writing by the Advisor no later than the close of regular trading on the NYSE (ordinarily 1:00 p.m. PST), including but not limited to: a letter of instruction or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners (or authorized representatives thereof) of the shares; if DIG does not have on file the authorized signatures for the account, a guarantee of the signature of each registered owner by an eligible guarantor institution; and any other required supporting legal documents.

A Retirement Plan, institution or other investor that has authorized redemption payment by wire on an authorization form filed with DIG may request that redemption proceeds be paid in federal funds wired to the bank they have designated on the authorization form. If the proceeds are wired to an account at a bank which is not a member of the Federal Reserve System, there could be a delay in crediting the funds to the bank account. DIG reserves the right at any time to suspend or terminate the redemption by wire procedure after notification to the Retirement Plan, institution or investor. No charge is made by DIG for redemptions.

Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until DIG can verify that the payments for the purchase have been, or will be, collected, which may take up to fifteen days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

In-Kind Redemptions

When in the best interests of a Portfolio, it may make a redemption payment, in whole or in part, by a distribution of portfolio securities from the Portfolio’s Underlying Funds, in lieu of cash, in accordance with Rule 18f-1 under the Investment Company Act of 1940. The Portfolios also reserve the right to redeem their shares in the currencies in which their Underlying Funds’ investments are denominated. Investors may incur brokerage charges and other transaction costs in selling such securities and converting such currencies to dollars. Also, the value of foreign securities or currencies may be affected by currency exchange fluctuations.

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SERVICE PROVIDERS

Investment Advisor DIMENSIONAL FUND ADVISORS INC. 1299 Ocean Avenue, 11th floor Santa Monica, CA 90401 Tel. No. (310) 395-8005	Accounting Services, Dividend Disbursing and Transfer Agent PFPC INC. 301 Bellevue Parkway Wilmington, DE 19809

Custodian PFPC TRUST COMPANY 301 Bellevue Parkway Wilmington, DE 19809	Legal Counsel STRADLEY, RONON, STEVENS & YOUNG, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Independent Certified Public Accountants PRICEWATERHOUSECOOPERS LLP 200 East Las Olas Boulevard Suite 1700 Ft. Lauderdale, FL 33301

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Other Available Information

You can find more information about DIG and its Portfolios in the Portfolios’ Statement of Additional Information (“SAI”) and Annual and Semi-Annual Reports.

Statement of Additional Information. The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders. These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolios in their last fiscal year. The Portfolios are new so the reports do not yet include any information about the Portfolios.

How to get these and other materials:

•	Request free copies from:

—	Your plan administrator—if you are a participant in a Retirement Plan offering the Portfolios.

—	Your account service provider—if you are a client or member of an institution offering Portfolios.

—	Your investment advisor—if you are a client of an investment advisor who has invested in the Portfolios on your behalf.

—	DIG, if you are another type investor or if you represent a Retirement Plan sponsor or qualifying institution. Call collect at (310) 395-8005.

—	Additional materials describing DIG and the Portfolios, as well as the Advisor and its investment approach, are also available.

•	Access current Prospectuses on our website at http://www.dfaus.com.

•	Access them on the EDGAR Database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330).

•	Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-942-8090.

Dimensional Fund Advisors Inc.

1299 Ocean Avenue, 11th Floor

Santa Monica, CA 90401

(310) 395-8005

Dimensional Investment Group Inc.—Registration No. 811-6067

RRD032904-012

DIMENSIONAL INVESTMENT GROUP INC.

DFA INVESTMENT DIMENSIONS GROUP INC.

AAM/DFA U.S. High Book to Market Portfolio

AAM/DFA International High Book to Market Portfolio

AAM/DFA Two-Year Fixed Income Portfolio

AAM/DFA Two-Year Government Portfolio

1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401

Telephone: (310) 395-8005

STATEMENT OF ADDITIONAL INFORMATION

March 29, 2004

This statement of additional information (“SAI”) is not a prospectus but should be read in conjunction with the prospectus of AAM/DFA U.S. High Book to Market Portfolio, AAM/DFA International High Book to Market Portfolio, AAM/DFA Two-Year Fixed Income Portfolio and AAM/DFA Two-Year Government Portfolio (individually, a “Portfolio” and collectively, the “Portfolios”), dated March 29, 2004, as amended from time to time. AAM/DFA International High Book to Market Portfolio is a series of DFA Investment Dimensions Group Inc. (“DFAIDG”), an open-end management investment company. The other three Portfolios are series of Dimensional Investment Group Inc. (“DIG”), an open-end management investment company. DFAIDG and DIG are called the “Funds” in this SAI.

The audited financial statements and financial highlights of the Portfolios are incorporated by reference from the Funds’ annual report to shareholders. The prospectus and annual report can be obtained by writing to the above address or by calling the above telephone number.

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PORTFOLIO CHARACTERISTICS AND POLICIES

The AAM/DFA U.S. High Book to Market Portfolio invests all of its assets in The U.S. Large Cap Value Series (the “U.S. Large Cap Value Series”) of The DFA Investment Trust Company (the “Trust”). The AAM/DFA International High Book to Market Portfolio invests all of its assets in The International Value Series (the “International Value Series”) of the Trust. The AAM/DFA U.S. High Book to Market and the AAM/DFA International High Book to Market Portfolios are called “Feeder Portfolios” in this SAI. The U.S. Large Cap Value and the International Value Series are called “Master Funds” in this SAI.

Dimensional Fund Advisors Inc. (the “Advisor”) serves as investment advisor to each of the Portfolios, except the Feeder Portfolios, and to each Master Fund and provides administrative services to the Feeder Portfolios.

The following information supplements the information set forth in the prospectus. Unless otherwise indicated, it applies to all of the Portfolios and Master Funds, including the Feeder Portfolios, through their investment in the Master Funds. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the prospectus.

Each of the Portfolios and the Master Funds are diversified under the federal securities laws and regulations.

Because the structures of the Master Funds are based on the relative market capitalizations of eligible holdings, it is possible that a Master Fund might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Master Fund and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Master Funds and the anticipated amount of the assets intended to be invested in such securities, management does not anticipate that the Master Funds will include as much as 5% of the voting securities of any issuer.

BROKERAGE TRANSACTIONS

The AAM/DFA Two-Year Fixed Income Portfolio and the AAM/DFA Two-Year Government Portfolio (collectively, the “Fixed Income Portfolios”) acquire and sell securities on a net basis with dealers which are major market makers in such securities. The Investment Committee of the Advisor selects dealers on the basis of their size, market making and credit analysis ability. When executing portfolio transactions for the Fixed Income Portfolios, the Advisor seeks to obtain the most favorable price for the securities being traded among the dealers with whom the Fixed Income Portfolios effect transactions.

Portfolio transactions will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected. Brokers will be selected with these goals in view. The Advisor monitors the performance of brokers which effect transactions for the Fixed Income Portfolios, if any, and the Master Funds to determine the effect that their trading has on the market prices of the securities in which they invest. The Advisor also checks the rate of commission being paid by the Fixed Income Portfolios, if any, and the Master Funds to brokers to ascertain that the rates are competitive with those charged by other brokers for similar services. For the fiscal years ended November 30, 2003, 2002 and 2001, the U.S. Large Cap Value Series paid brokerage commissions of $1,111,710, $1,072,620, and $589,100, respectively; and the International Value Series paid brokerage commissions of $506,766, $576,457, and $386,725, respectively. The substantial increases or decreases in the amount of brokerage commissions paid by the Master Funds from year to year resulted from increases or decreases in the amount of securities that were bought and sold by the Master Funds.

Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research

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services. The Investment Advisory Agreement for the Fixed Income Portfolios and the Investment Management Agreement for the Master Funds permit the Advisor knowingly to pay commissions on these transactions which are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to assets under its management. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the applicable Portfolio or Master Fund. Subject to obtaining best price and execution, transactions may be placed with brokers which have assisted in the sale of the Portfolios’ shares. During the fiscal year ended November 30, 2003, the U.S. Large Cap Value Series paid $219,493 in commissions (on securities transactions totaling $69,324,536 in value) and the International Value Series paid $144,155 (on securities transactions totaling $80,936,667 in value) to brokers which provided them with market price monitoring services, market studies and research services.

The over-the-counter market (“OTC”) companies eligible for purchase by the Master Funds may be thinly traded securities. Therefore, the Advisor believes it needs maximum flexibility to effect OTC trades on a best execution basis. To that end, the Advisor places buy and sell orders for the Master Funds with market makers, third market brokers, electronic communications networks (“ECNs”) and with dealers on an agency basis. Third market brokers enable the Advisor to trade with other institutional holders directly on a net basis. This allows the Advisor sometimes to trade larger blocks than would be possible by going through a single market maker.

The Advisor places buy and sell orders on ECNs when the Advisor determines that the securities may not be available from other sources at a more favorable price. ECNs, such as Instinet, are electronic information and communication networks whose subscribers include most market makers as well as many institutions. Such ECNs charge a commission for each trade executed on their systems. On any given trade, a Master Fund, by trading through an ECN, could pay a spread to a dealer on the other side of the trade plus a commission to the ECN. However, placing a buy (or sell) order on an ECN communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that a Master Fund can effect transactions at the best available prices.

The Feeder Portfolios will not incur any brokerage costs in connection with their purchase or redemption of shares of the Master Funds, except if a Portfolio receives securities or currencies from a Master Fund to satisfy the Portfolio’s redemption request.

INVESTMENT LIMITATIONS

Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of the holders of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be effected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio. The investment limitations of each Master Fund are the same as those of the corresponding Feeder Portfolio.

The Portfolios will not:

(1) invest in commodities or real estate, including limited partnership interests therein, although they may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate and may purchase or sell financial futures contracts and options thereon;

(2) make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

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(3) as to 75% of the total assets of a Portfolio, invest in the securities of any issuer (except obligations of the U.S. Government and its instrumentalities) if, as a result, more than 5% of the Portfolio’s total assets, at market, would be invested in the securities of such issuer;

(4) purchase or retain securities of an issuer, if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

(5) borrow, except from banks as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33% of its net assets, or pledge more than 33% of such assets to secure such loans;

(6) pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above;

(7) invest more than 15% of the value of the Portfolio’s total assets in illiquid securities, which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments;

(8) engage in the business of underwriting securities issued by others;

(9) invest for the purpose of exercising control over management of any company;

(10) invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization;

(11) invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years’ continuous operation;

(12) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry, except the AAM/DFA Two-Year Fixed Income Portfolio shall invest more than 25% of its total assets in obligations of banks and bank holding companies in the circumstances described in the prospectus under “Investments in the Banking Industry” and as otherwise described under “Portfolio Strategy;”

(13) write or acquire options (except as described in (1) above) or interests in oil, gas or other mineral exploration, leases or development programs;

(14) purchase warrants, except that the AAM/DFA U.S. High Book to Market Portfolio and the AAM/DFA International High Book to Market Portfolio may acquire warrants as a result of corporate actions involving their holdings of equity securities;

(15) purchase securities on margin or sell short;

(16) acquire more than 10% of the voting securities of any issuer, provided that this limitation applies only to 75% of the assets of the AAM/DFA U.S. High Book to Market Portfolio; or

(17) issue senior securities (as such term is defined in Section 18(f) of the Investment Company Act of 1940 (the “1940 Act”)), except to the extent permitted under the 1940 Act.

The investment limitations described in (3), (4), (7), (9), (10), (11), (12) and (16) above do not prohibit the Feeder Portfolios from investing all or substantially all of their assets in the shares of another registered open-end investment company, such as the Master Funds.

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The investment limitations described in (1) and (15) above do not prohibit a Portfolio that may purchase or sell financial futures contracts and options thereon from making margin deposits to the extent permitted under applicable regulations.

Although (2) above prohibits cash loans, the Portfolios are authorized to lend portfolio securities. Inasmuch as the Feeder Portfolios will only hold shares of the Master Funds, such Portfolios do not intend to lend those shares.

With respect to (5) above, a Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by a Portfolio.

The AAM/DFA Two-Year Fixed Income Portfolio may invest in commercial paper that is exempt from the registration requirements of the Securities Act of 1933 (the “1933 Act”), subject to the requirements regarding credit ratings stated in the prospectus under “Description of Investments.” Further, pursuant to Rule 144A under the 1933 Act, the Portfolios may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid securities stated in (7) above. While maintaining oversight, the Board of Directors has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Directors and the Advisor will continue to monitor the liquidity of Rule 144A securities. Although not a fundamental policy subject to shareholder approval, the Portfolios (directly or indirectly through their investment in the Master Funds) do not intend to invest more than 15% of their net assets in illiquid securities.

The International Value Series may acquire and sell forward foreign currency exchange contracts in order to hedge against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set in the contract. While the Portfolios and the Master Funds have retained authority to buy and sell financial futures contracts and options thereon, they have no present intention to do so.

Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, “total assets” refers to the assets that the Portfolios and Master Funds own, and does not include assets which the Portfolios and Master Funds do not own but over which they have effective control. For example, when applying a percentage investment limitation that is based on total assets, the Portfolio or Master Fund will exclude from its total assets those assets which represent collateral received by such Portfolio or Master Fund for its securities lending transactions.

Unless otherwise indicated, all limitations applicable to the investments of the Portfolios and Master Funds apply only at the time that a transaction is undertaken. Any subsequent change in a rating assigned by any rating service to a security or change in the percentage of a Portfolio’s or Master Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Portfolio’s or Master Fund’s total assets will not require a Portfolio or Master Fund to dispose of an investment until the Advisor determines that it is practicable to sell or closeout the investment without undue market or tax consequences. In the event that ratings services assign different ratings to the same security, the Advisor will determine which rating it believes best reflects the security’s quality and risk at that time, which may be the higher of the several assigned ratings.

FUTURES CONTRACTS

Please note that while the following discussion relates to the policies of a Portfolio with respect to futures contracts, it should be understood that with respect to a Feeder Portfolio, the discussion applies to the Master Fund in which such Portfolio invests all of its assets.

The Portfolios and the Master Funds may enter into futures contracts and options on futures contracts only for the purpose of remaining fully invested and to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a

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specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. A Portfolio or Master Fund will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange and brokers may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to a Portfolio or Master Fund. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Portfolios and the Master Funds expect to earn income on their margin deposits. Each Portfolio or Master Fund intends to limit its futures-related investment activity so that other than with respect to bona fide hedging activity (as defined in Commodity Futures Trading Commission (“CFTC”) Rule 1.3 (z)): (i) the aggregate initial margin and premiums paid to establish commodity futures and commodity option contract positions (determined at the time the most recent position was established) does not exceed 5% of the liquidation value of the portfolio of the Portfolio or Master Fund, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (provided that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating such 5% limitation) or (ii) the aggregate net “notional value” (i.e., the size of a commodity futures or commodity option contract in contract units (taking into account any multiplier specified in the contract), multiplied by the current market price (for a futures contract) or strike price (for an option contract) of each such unit) of all non-hedge commodity futures and commodity option contracts that the Portfolio or Master Fund has entered into (determined at the time the most recent position was established) does not exceed the liquidation value of the portfolio of the Portfolio or Master Fund, after taking into account unrealized profits and unrealized losses on any such contracts that the Portfolio or Master Fund has entered into. Pursuant to published positions of the Securities and Exchange Commission (the “Commission”), the Portfolios or Master Funds (or their custodians) may be required to maintain segregated accounts consisting of liquid assets, such as cash or liquid securities (or, as permitted under applicable regulation, enter into offsetting positions) in connection with their futures contract transactions in order to cover their obligations with respect to such contracts.

Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, a Portfolio or Master Fund would continue to be required to make variation margin deposits. In such circumstances, if a Portfolio or Master Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

CASH MANAGEMENT PRACTICES

All Portfolios and Master Funds engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other obligations, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. For example, cash investments may be made for temporary defensive purposes during periods in which market, economic or political conditions warrant.

All the Portfolios and Master Funds may invest cash in short-term repurchase agreements. In addition, the U.S. Large Cap Value Series may invest a portion of its assets, normally not more than 20%, in high quality, highly liquid fixed income securities such as money market instruments, as well as index futures contracts and options thereon. The International Value Series may invest a portion of its assets, normally not more than 20%, in fixed income obligations such as money market instruments, as well as index futures contracts and options thereon. The

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20% guidelines set forth above are not absolute limitations but the Master Funds do not expect to exceed these guidelines under normal circumstances.

To the extent that the Master Funds or Portfolios invest in futures contracts and options thereon for other than bona fide hedging purposes, they will not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Master Funds or Portfolios net assets, after taking into account unrealized profits and unrealized losses on such contracts they have entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%.

CONVERTIBLE DEBENTURES

The International Value Series may invest up to 5% of its assets in convertible debentures issued by non-U.S. companies located in the countries where it is permitted to invest. Convertible debentures include corporate bonds and notes that may be converted into or exchanged for common stock. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible debenture to some extent varies inversely with interest rates. While providing a fixed income stream (generally higher in yield than the income derived from a common stock but lower than that afforded by a nonconvertible debenture), a convertible debenture also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible debentures tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible debenture tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the International Value Series may be required to pay for a convertible debenture an amount in excess of the value of the underlying common stock. Common stock acquired upon conversion of a convertible debenture will generally be held for as long as the Advisor anticipates such stock will provide the Series with opportunities which are consistent with the Series’ investment objective and policies.

DIRECTORS AND OFFICERS

Directors

The Board of Directors of each Fund is responsible for establishing the Fund’s policies and for overseeing the management of the Fund. The Directors of each Fund, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Feeder Portfolios and the Master Funds.

Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (“Performance Committee”). Each Board’s Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee for each Board oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee for each Board recommends the appointment of the Fund’s independent certified public accountants and also acts as a liaison between the Fund’s independent certified public accountants and the full Board. There were five Audit Committee meetings for each Fund held during the fiscal year ended November 30, 2003.

Each Board’s Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of a Fund’s Performance Committee is a disinterested Director. Each Performance Committee regularly reviews and monitors the investment performance of the Fund’s series and reviews the performance of the Fund’s service providers. There were two Performance Committee meetings for each Fund held during the fiscal year ended November 30, 2003.

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Certain biographical information for each disinterested Director and each interested Director of the Funds is set forth in the tables below, including a description of each Director’s experience as a Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

Disinterested Directors

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held

George M. Constantinides Graduate School of Business, University of Chicago 1101 E. 58th Street Chicago, IL 60637 Date of Birth: 9/22/47	Director	DFAIDG– since 1983 DIG–since 1993	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.	83 portfolios in 4 investment companies

John P. Gould Graduate School of Business, University of Chicago 1101 E. 58th Street Chicago, IL 60637 Date of Birth: 1/19/39	Director	DFAIDG– since 1986 DIG–since 1993	Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Member of the Boards of Milwaukee Mutual Insurance Company and UNext Inc. Formerly, Senior Vice President, Lexecon Inc. (economics, law, strategy and finance consulting). Formerly, President, Cardean University (division of UNext). Formerly, Trustee, First Prairie Funds (registered investment company).	83 portfolios in 4 investment companies	Trustee, Harbor Fund (registered investment company) (13 Portfolios).

Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Date of Birth: 5/27/43	Director	DFAIDG– since 1981 DIG–since 1993	Professor in Practice of Finance, Yale School of Management. Director, BIRR Portfolio Analysis, Inc. (software products). Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting). Partner, Zebra Capital Management, LLC (hedge fund manager). Formerly, Director, Hospital Fund, Inc. (investment management services).	83 portfolios in 4 investment companies

Robert C. Merton Harvard Business School Morgan Hall 397 Soldiers Field Boston, MA 02163 Date of Birth: 7/31/44	Director	DFAIDG– since 2003 DIG–since 2003	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998). Co-founder, Chief Science Officer and Director, Integrated Finance Limited (since 2002). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Formerly, Co-Founder and Principal, Long-Term Capital Management.	83 portfolios in 4 investment companies	Director, Vical Incorporated (biopharmaceutical product development).

Myron S. Scholes Oak Hill Capital Management, Inc. 2775 Sand Hill Rd. Suite 220 Menlo Park, CA 94025 Date of Birth: 7/01/41	Director	DFAIDG– since 1981 DIG–since 1993	Frank E. Buck Professor Emeritus of Finance, Stanford University. Managing Partner, Oak Hill Capital Management (private equity firm). Chairman, Oak Hill Platinum Partners (hedge fund). Director, Chicago Mercantile Exchange. Consultant, Arbor Investors. Formerly, Director, Smith Breeden Family of Funds.	83 portfolios in 4 investment companies	Director, American Century Fund Complex (registered investment companies) (38 Portfolios); and Director, Chicago Mercantile Exchange Holdings Inc.

Abbie J. Smith Graduate School of Business, University of Chicago 1101 East 58th Street Chicago, IL 60637 Date of Birth: 4/30/53	Director	DFAIDG– since 2000 DIG–since 2000	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago. Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02).	83 portfolios in 4 investment companies	Director, HON Industries Inc. (office furniture) and Director, Ryder System Inc. (transportation).

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Interested Directors

The following Interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the 1940 Act, due to their positions with the Advisor.

Name Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held

David G. Booth 1299 Ocean Avenue Santa Monica, CA 90401 Date of Birth: 12/02/46	Chairman, Director, President, Chief Executive Officer, and Chief Investment Officer	DFAIDG– since 1981 DIG–since 1992	Chairman, Director/Trustee, President, Chief Executive Officer and Chief Investment Officer (beginning in 2003) of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Fund Advisors Canada Inc., Dimensional Emerging Markets Value Fund Inc., DFAIDG, DIG and The DFA Investment Trust Company. Director of Dimensional Fund Advisors Ltd. and formerly, Chief Investment Officer. Director, President and Chief Investment Officer (beginning in 2003) of DFA Australia Limited. Formerly, Director of Dimensional Funds PLC. Limited Partner, Oak Hill Partners. Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company). Formerly, Director of Assante Corporation (investment management).	83 portfolios in 4 investment companies

Rex A. Sinquefield* 1299 Ocean Avenue Santa Monica, CA 90401 Date of Birth: 9/07/44	Director and Chairman	DFAIDG– since 1981 DIG–since 1992	Chairman and Director/Trustee (and prior to 2003, Chief Investment Officer) of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Emerging Markets Value Fund Inc., DFAIDG, DIG and The DFA Investment Trust Company. Director (and prior to 2003, Chief Investment Officer) of DFA Australia Limited. Director and formerly, President of Dimensional Fund Advisors Ltd. Director of Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc. Trustee, St. Louis University. Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis.	83 portfolios in 4 investment companies

[1]	Each Director holds office for an indefinite term until his or her successor is elected and qualified.

[2]	Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Funds; The DFA Investment Trust Company; and Dimensional Emerging Markets Value Fund Inc.

*	Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

Information relating to each Director’s ownership (including the ownership of his or her immediate family) in each Portfolios of the Funds in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2003 is set forth in the chart below.

Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies

Disinterested Directors:

George M. Constantinides	None	None

John P. Gould	None	None

Roger G. Ibbotson	None	None

Robert C. Merton	None	None

Myron S. Scholes	None	$10,001-50,000

Abbie J. Smith	None	None

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Interested Directors:

David G. Booth	None	Over $100,000

Rex A. Sinquefield	None	Over $100,000

Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Funds during the fiscal year ended November 30, 2003 and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year.

Director	Aggregate Compensation from DFAIDG**	Aggregate Compensation from DIG**	Pension or Retirement Benefits as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Fund and DFA Fund Complex†
George M. Constantinides	$35,318	$5,096	N/A	N/A	$75,500
John P. Gould	$35,087	$5,062	N/A	N/A	$75,000
Roger G. Ibbotson	$35,318	$5,096	N/A	N/A	$75,500
Robert C. Merton*	$21,687	$3,080	N/A	N/A	$45,833
Myron S. Scholes	$29,156	$4,222	N/A	N/A	$62,500
Abbie J. Smith	$35,318	$5,096	N/A	N/A	$75,500

†	The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.

*	Mr. Merton was not elected to the boards of the investment companies in the DFA Fund Complex until March 2003.

**	Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended November 30, 2003 is as follows: $75,500 (Mr. Constantinides), $75,000 (Mr. Gould), $75,500 (Mr. Ibbotson) and $75,500 (Ms. Smith). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

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Officers

Below is the name, age, and information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., The DFA Investment Trust Company, and Dimensional Emerging Markets Value Fund Inc. (collectively, the “DFA Entities”).

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Arthur H. Barlow Date of Birth: 11/07/55	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Valerie A. Brown Date of Birth: 1/24/67	Vice President and Assistant Secretary	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd. and since June 2003, Dimensional Fund Advisors Canada Inc. Since March 2000, legal counsel for Dimensional Fund Advisors Inc. Formerly at Jones, Day, Reavis & Pogue.

Truman A. Clark Date of Birth: 4/08/41	Vice President	Since 1996	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

James L. Davis Date of Birth: 11/29/56	Vice President	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited and Dimensional Fund Advisors Ltd. Formerly at Kansas State University, Arthur Andersen & Co. and Phillips Petroleum Co.

Robert T. Deere Date of Birth: 10/08/57	Vice President	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Robert W. Dintzner Date of Birth: 3/18/70	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional Fund Advisors Inc. Formerly, Vice President DFA Australia Limited.

Richard A. Eustice Date of Birth: 8/05/65	Vice President and Assistant Secretary	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Date of Birth: 1/21/61	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert M. Fezekas Date of Birth: 10/28/70	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to December 2001, Portfolio Manager of Dimensional Fund Advisors Inc.

Glenn S. Freed Date of Birth: 11/24/61	Vice President	Since 2001	Vice President of all the DFA Entities. Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.

Henry F. Gray Date of Birth: 9/22/67	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional Fund Advisors Inc. Formerly, Vice President of DFA Australia Limited.

Kamyab Hashemi-Nejad Date of Birth: 1/22/61	Vice President, Controller and Assistant Treasurer	Since 1997	Vice President, Controller and Assistant Treasurer of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd. Formerly, Assistant Secretary of Dimensional Fund Advisors Ltd.

Patrick Keating Date of Birth: 12/21/54	Vice President	Since 2003	Vice President of all the DFA Entities and Dimensional Fund Advisors Canada Inc. (since June 2003). Formerly, Director, President and Chief Executive Officer, Assante Asset Management Inc. (October 2000 to December 2002); Director, Assante Capital Management (October 2000 to December 2002); President and Chief Executive Officer, Assante Capital Management (October 2000 to April 2001); Executive Vice

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

President, Assante Corporation (May 2001 to December 2002); Director, Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer, Assante Asset Management Ltd. (September 1998 to May 2001); Executive Vice President, Loring Ward (financial services company) (January 1996 to September 1998).

David M. New Date of Birth: 02/09/60	Vice President	Since 2003	Vice President of all the DFA Entities. Formerly, Client Service Manager of Dimensional Fund Advisors Inc. Formerly, Director of Research, Wurts and Associates (investment consulting firm) (December 2000 to June 2002); and President, Kobe Investment Research (August 1999 to November 2000).

Catherine L. Newell Date of Birth: 5/07/64	Vice President and Secretary	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Vice President and Assistant Secretary of DFA Australia Limited. Director, Vice President and Secretary of Dimensional Fund Advisors Ltd. (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. (since June 2003). Director of Dimensional Funds plc (since January 2002). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

David A. Plecha Date of Birth: 10/26/61	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Eduardo A. Repetto Date of Birth: 1/28/67	Vice President	Since 2002	Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional Fund Advisors Inc. (June 2000 to April 2002). Formerly, Research scientist (August 1998 to June 2000), California Institute of Technology.

Michael T. Scardina Date of Birth: 10/12/55	Vice President, Chief Financial Officer and Treasurer	Since 1993	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd. and since June 2003, Dimensional Fund Advisors Canada Inc. Director of Dimensional Fund Advisors Ltd. (since February 2002) and Dimensional Funds plc (since January 2002).

David E. Schneider Date of Birth: 1/26/46	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001, Regional Director of Dimensional Fund Advisors Inc.

John C. Siciliano Date of Birth: 8/24/54	Vice President	Since 2001	Vice President of all the DFA Entities. Currently, Director of Global Institutional Services of Dimensional Fund Advisors Inc. Director of Dimensional Fund Advisors Ltd. (since May 2001). Formerly, Vice President of DFA Australia Limited. Formerly, Director of Dimensional Funds plc. Formerly, Managing Principal, Payden & Rygel Investment Counsel (April 1998 to December 2000).

Jeanne C. Sinquefield, Ph.D.* Date of Birth: 12/02/46	Executive Vice President	DFAIDG since 1988 DIG since 1992	Executive Vice President of all the DFA Entities and DFA Australia Limited. Vice President (formerly, Executive Vice President) of Dimensional Fund Advisors Ltd. (since January 2003) and Dimensional Fund Advisors Canada Inc. (since June 2003).

Carl G. Snyder Date of Birth: 6/08/63	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional Fund Advisors Inc. Formerly, Vice President of DFA Australia Limited.

Karen Umland Date of Birth: 3/10/66	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd. and since June 2003, Dimensional Fund Advisors Canada Inc.

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Weston J. Wellington Date of Birth: 3/01/51	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Daniel M. Wheeler Date of Birth: 3/03/45	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Global Financial Advisor Services of Dimensional Fund Advisors Inc. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

*	Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

Directors and officers as a group own less than 1% of each Fund’s outstanding stock.

SERVICES TO THE FUNDS

Administrative Services – The Feeder Portfolios

The Funds have entered into administration agreements with the Advisor, on behalf of each Feeder Portfolio. Pursuant to each administration agreement, the Advisor performs various services, including: supervision of the services provided by the Portfolio’s custodian and transfer and dividend disbursing agent and others who provide services to a Fund for the benefit of a Portfolio; providing shareholders with information about the Portfolio and their investments as they or the Fund may request; assisting the Portfolio in conducting meetings of shareholders; furnishing information as the Board of Directors may require regarding the Master Fund, and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. For its administrative services, each Feeder Portfolio pays the Advisor a monthly fee, which, on an annual basis, equals .01% of the average daily net assets of each Portfolio. For the fiscal year ended November 30, 2003, 2002 and 2001, the Advisor was paid administrative fees of $7,000, $8,000, and $11,000, respectively, by AAM/DFA U.S. High Book to Market Portfolio, and $9,000, $11,000, and $18,000, respectively, by AAM/DFA International High Book to Market Portfolio.

Administrative Services – All Portfolios

PFPC Inc. (“PFPC”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for the Portfolios and Master Funds. The services provided by PFPC are subject to supervision by the executive officers and the Boards of Directors of the Funds and include day-to-day keeping and maintenance of certain records, calculation of the net asset value of the shares, preparation of reports, liaison with the custodians, and dividend disbursing agency services.

The AAM/DFA U.S. High Book to Market Portfolio and AAM/DFA International High Book to Market Portfolio are feeder portfolios that invest in Master Funds that are taxed as corporations. PFPC’s charges for its services to feeder portfolios are based on the number of feeder portfolios investing in each Master Fund and whether the Master Fund is organized to be taxed as a corporation or partnership for tax purposes. PFPC’s charges are allocated amongst the feeders based on the relative net assets of the feeders. PFPC’s charges in the aggregate to a group of feeder portfolios investing in Master Funds which are taxed as corporations are $1,000 per month multiplied by the number of feeders. The AAM/DFA Two-Year Fixed Income Portfolio and the AAM/DFA

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Two-Year Government Portfolio each pay PFPC 0.0513% of the first $100 million of net assets; 0.0308% of the next $100 million of net assets; and 0.0205% of net assets over $200 million. The Master Fund in which the AAM/DFA International High Book to Market Portfolio invests and certain other funds managed by the Advisor that invest in foreign securities (“Foreign Equity Funds”) also pay PFPC a fee for providing fair value pricing services. The total annual fee for the fair value pricing services is calculated by aggregating Foreign Equity Fund by Foreign Equity Fund an amount equal to the greater of (i) 0.005% of each Foreign Equity Fund’s assets or (ii) $20,000, and then allocating such total annual fee among the Foreign Equity Funds based on net assets.

Custodians

PFPC Trust Company, 301 Bellevue Parkway, Wilmington, DE 19809, serves as the custodian for the Portfolios and the Master Funds. Citibank, N.A., 111 Wall Street, New York, New York 10005, is the global custodian for the International Value Series. The custodians maintain a separate account or accounts for the Portfolios and the Master Funds; receive, hold and release portfolio securities on account of the Portfolios and the Master Funds; make receipts and disbursements of money on behalf of the Portfolios and the Master Funds; and collect and receive income and other payments and distributions on account of the Portfolios’ and the Master Funds’ portfolio securities.

Distributor

Each Fund’s shares are distributed by DFA Securities Inc. (“DFAS”), a wholly-owned subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The principal business address of DFAS is 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401.

DFAS acts as an agent of the Funds by serving as the principal underwriter of the Funds’ shares. Pursuant to each Fund’s Distribution Agreement, DFAS uses its best efforts to seek or arrange for the sale of shares of the Fund, which are continuously offered. No sales charges are paid by investors or the Funds. No compensation is paid by the Funds to DFAS under the Distribution Agreements.

Legal Counsel

Stradley, Ronon, Stevens & Young, LLP serves as legal counsel to the Funds. Their address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Certified Public Accountants

PricewaterhouseCoopers LLP are the independent certified public accountants to the Funds and audit the annual financial statements of the Funds. Their address is 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, FL 33301.

Client Services

For its services as Client Services Agent, each Portfolio pays Assante Asset Management Inc. a monthly fee which, on an annual basis, equals 0.15% of the average daily net assets of the AAM/DFA U.S. High Book to Market Portfolio, 0.19% of the AAM/DFA International High Book to Market Portfolio and 0.08% of the Fixed Income Portfolios.

ADVISORY FEES

David G. Booth and Rex A. Sinquefield, as directors and officers of the Advisor and shareholder of the Advisor’s outstanding stock, may be deemed controlling persons of the Advisor. For the services it provides as investment advisor to the non-Feeder Portfolios and the Master Funds, the Advisor is paid a monthly fee calculated as a percentage of average net assets of each non-Feeder Portfolio and Master Fund. For the fiscal years ended November 30, 2003, 2002, and 2001, the non-Feeder Portfolios and the Master Funds paid management fees to the Advisor (and any sub-advisor) as set forth in the following table:

Master Fund/Portfolio	2003 (000)	2002 (000)	2001 (000)
U.S. Large Cap Value Series (1)	$1,939	$1,656	$1,732
International Value Series (1)	$2,439	$2,340	$2,801
AAM/DFA Two-Year Fixed Income Portfolio	$112	$138	$166
AAM/DFA Two-Year Government Portfolio	$125	$142	$165

(1)	The Master Fund has more than one investor; this dollar amount represents the total dollar amount of advisory fees paid by the Master Fund to the Advisor.

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In approving the continuation of the advisory agreement for each Portfolio (or, with respect to each Feeder Portfolio, the corresponding Master Fund), the Board of Directors or Trustees, as applicable (each a “Board”), including those Directors or Trustees who are not “interested persons” (as defined in the 1940 Act) of the Funds, the Trust, or the Advisor (the “Disinterested Board Members”), considered a number of factors, including: (i) the nature, extent and quality of services provided by the Advisor to the Portfolio or Master Fund; (ii) the fees and expenses borne by the Portfolio or Master Fund; and (iii) the performance of the Portfolio or Master Fund relative to a selected peer group of funds. When considering the nature and quality of the services provided by the Advisor, the Board reviewed the scope, depth and experience of the Advisor’s organization and the investment professionals currently providing management services to the Portfolio or Master Fund. The Board evaluated the Advisor’s portfolio management process. The Board also considered the nature and character of non-investment management services provided by the Advisor. When considering the fees and expenses borne by the Portfolio or Master Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Portfolio or Master Fund and any additional benefits received by the Advisor (or its affiliates) in connection with providing such services, the Board compared the fees charged by the Advisor to the Portfolio or Master Fund to the fees charged the funds in its peer group for comparable services, and analyzed the expenses incurred by the Advisor with respect to the Portfolio or Master Fund. The Board also reviewed the Advisor’s operations, financial condition, and financial results in managing the Portfolio or Master Fund. The Board noted, among other things, that the Portfolio’s or Master Fund’s management fees and total expenses as a percentage of its average net assets over various periods were highly favorable in relation to its peer group of funds. In considering the performance of the Portfolio or Master Fund, the Board compared the performance of the Portfolio or Master Fund to the performance of a peer group of funds, and also reviewed the sales and redemption activity of the Portfolio or Master Fund. After requesting and reviewing such materials as it deemed necessary, and based on the considerations described above, including the high-quality of the personnel, financial condition, investment advisory capabilities, portfolio management process and the performance of the Advisor with respect to the management of the Portfolio or Master Fund, the Board concluded that the management fees of the Portfolio or Master Fund are fair, both absolutely and in comparison with those of other funds in its peer group and the industry at large, the scope and quality of the services to be provided by the Advisor to each Portfolio or Master Fund were consistent with each Portfolio’s and Master Fund’s operational requirements, and that shareholders have received reasonable value in return for paying such fees and expenses. The Board of Trustees also determined that the performance results of each Portfolio and Master Fund were reasonable, as compared with relevant performance standards and appropriate market indexes. The Board, including the Disinterested Board Members, therefore concluded that the continuation of the advisory agreement for each Portfolio (or, with respect to each Feeder Portfolio, the corresponding Master Fund) was in the best interests of the Portfolio or Master Fund and its shareholders.

GENERAL INFORMATION

DFAIDG was incorporated under Maryland law on June 15, 1981. Until June 1983, DFAIDG was named DFA Small Company Fund Inc.

DIG was incorporated under Maryland law on March 19, 1990. DIG was known as DFA U.S. Large Cap Inc. from February 1992, until it amended its Articles of Incorporation in April 1993, to change to its present name. Prior to a February 1992 amendment to the Articles of Incorporation, it was known as DFA U.S. Large Cap Portfolio Inc. DIG began offering shares of the Fixed Income Portfolios and the AAM/DFA U.S. High Book to Market Portfolio in May 1996.

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The DFA Investment Trust Company was organized as a Delaware statutory trust on October 27, 1992. The Trust offers shares of its series, including the U.S. Large Cap Value Series and the International Value Series, only to institutional investors in private offerings.

Until February 1996, the AAM/DFA International High Book to Market Portfolio was named DFA International High Book to Market Portfolio. From February 1996 until July 2000, the AAM/DFA International High Book to Market Portfolio was known as the RWB/DFA International High Book to Market Portfolio. Until July 2000, the AAM/DFA U.S. High Book to Market Portfolio was known as the RWB/DFA U.S. High Book to Market Portfolio; the AAM/DFA Two-Year Fixed Income Portfolio was known as the RWB/DFA Two-Year Corporate Fixed Income Portfolio; and the AAM/DFA Two-Year Government Portfolio was known as the RWB/DFA Two-Year Government Portfolio. From July 2000 until April 2002, the AAM/DFA Two-Year Fixed Income Portfolio was known as the AAM/DFA Two-Year Corporate Fixed Income Portfolio.

CODES OF ETHICS

The Funds, the Trust, the Advisor and DFAS have adopted a Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolios and Master Funds. The Code is designed to ensure that access persons act in the interest of the Portfolios and Master Funds, and their shareholders, with respect to any personal trading of securities. Under the Code, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio or Master Fund unless their proposed purchases are approved in advance. The Code also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The shares of each Portfolio, when issued and paid for in accordance with the Portfolios’ prospectus, will be fully paid and non-assessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature. With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of a Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular Portfolio. Ordinarily, the Funds do not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. Each Fund’s by-laws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more Directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

A Fund may withdraw the investment of a Feeder Portfolio in a Master Fund at any time, if the Board of Directors of the Fund determines that it is in the best interests of the Portfolio to do so. Upon any such withdrawal, the Board of Directors of the Fund would consider what action might be taken, including the investment of all of the assets of the Portfolio in another pooled investment entity having the same investment objective as the Portfolio or the hiring of an investment advisor to manage the Portfolio’s assets in accordance with the investment policies described above.

Whenever a Feeder Portfolio, as an investor in its corresponding Master Fund, is asked to vote on a shareholder proposal, the respective Fund will solicit voting instructions from the Portfolio’s shareholders with respect to the proposal. The Directors of the Fund will then vote the Feeder Portfolio’s shares in the Master Fund in accordance with the voting instructions received from the Feeder Portfolio’s shareholders. The Directors of each Fund will vote shares of the Portfolio for which they receive no voting instructions in accordance with their best judgment.

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Shareholder inquiries may be made by writing or calling the Client Service Agent at the address or telephone number appearing on the back cover of the prospectus. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

PRINCIPAL HOLDERS OF SECURITIES

As of February 29, 2004, the following person(s) beneficially owned 5% or more of the outstanding stock of each Portfolio:

AAM/DFA U.S. High Book to Market Portfolio

Charles Schwab & Co.*	88.40%
101 Montgomery Street
San Francisco, CA 94104

Pershing LLC*	11.42%
P.O. Box 2052
Jersey City, NJ 07303

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AAM/DFA International High Book to Market Portfolio

Charles Schwab & Company, Inc.*[1]	87.75%

Pershing LLC*[1]	11.96%

AAM/DFA Two-Year Fixed Income Portfolio

Charles Schwab & Co.*[1]	86.05%

Pershing LLC *[1]	13.52%

AAM/DFA Two-Year Government Portfolio

Charles Schwab & Co.*[1]	95.83%

*	Owners of record only.

[1]	See address for shareholder previously noted above in list.

PURCHASE OF SHARES

The following information supplements the information set forth in the prospectus under the caption “PURCHASE OF SHARES.”

The Funds will accept purchase and redemption orders on each day that the New York Stock Exchange (“NYSE”) is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Funds will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Funds are closed.

The Funds reserve the right, in their sole discretion, to suspend the offering of shares of any or all Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of that Fund or Portfolio. Securities accepted in exchange for shares of a Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

The Funds or their transfer agent may from time to time appoint a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders and funds from certain investors. With respect to purchases and redemptions through a sub-transfer agent, the Funds will be deemed to have received a purchase or redemption order when the sub-transfer agent receives the order. Shares of a Portfolio will be priced at the public offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolios, which are currently sold at net asset value. Any such charges will be described in the prospectus.

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REDEMPTION OF SHARES

The following information supplements the information set forth in the prospectus under the caption “REDEMPTION OF SHARES.”

Each Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the Commission, (2) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for such Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (3) for such other periods as the Commission may permit.

Shareholders may transfer shares of a Portfolio to another person by making a written request therefore to the Advisor who will transmit the request to PFPC. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described in the prospectus under “REDEMPTION OF SHARES.” As with redemptions, the written request must be received in good order before any transfer can be made.

TAXATION OF THE PORTFOLIOS

The following is a summary of some of the federal income tax consequences of investing in the Portfolios. Unless a shareholder invests in a Portfolio through a retirement plan, shareholders should consider the tax implications of investing and consult their tax advisers. Different tax rules may apply, depending on whether the Portfolio invests directly in portfolio securities (as in the case of the AAM/DFA Two-Year Fixed Income Portfolio or the AAM/DFA Two-Year Government Portfolio) or indirectly through a Master Fund treated as a corporation for federal income tax purposes (as in the case of the AAM/DFA U.S. High Book to Market Portfolio and the AAM/DFA International High Book to Market Portfolio). These rules could affect the amount, timing, and character of the income received by the shareholders of the Portfolio.

Distribution of Net Income

A Portfolio receives income generally in the form of dividends and interest on its investments. In the case of the AAM/DFA U.S. High Book to Market Portfolio and the AAM/DFA International High Book to Market Portfolio, which invest in Master Funds, each Portfolio’s income generally consists of its share of dividends and interest earned by the Master Fund. This income, less expenses incurred in the operation of a Portfolio, constitute its net investment income from which dividends may be paid to its shareholders. Any distributions by a Portfolio from such income (other than qualified dividends) will be taxable to a shareholder as ordinary income, whether they are received in cash or in additional shares. A portion of the income dividends paid to shareholders may be qualified dividends eligible to be taxed at reduced rates.

Distributions of Qualified Dividend Income

Under the 2003 Tax Act, dividends earned on the following income sources will be subject to a maximum rate of tax of 15% for individuals (5% for individuals in the 10% and 15% federal rate bracket):

•	dividends paid by domestic corporations, and

•	dividends paid by qualified foreign corporations, including:

•	corporations incorporated in a possession of the U.S.,

•	corporations eligible for benefits of a comprehensive income tax treaty with the United States that the Treasury Department determines is satisfactory (including an exchange of information program), and

•	corporations whose stock is readily tradable on an established securities market in the United States.

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For individuals in the 10% and 15% tax brackets, the rate for qualified dividends received in calendar year 2008 is further reduced from 5% to 0%.

Dividends from corporations exempt from tax, dividends from foreign personal holding companies, foreign investment companies and passive foreign investment companies (PFICs), and dividends paid from interest earned by a Master Fund on debt securities generally will not qualify for this favorable tax treatment.

Both a Portfolio (or, in the case of a Feeder Portfolio, the corresponding Master Fund) and the investors must each separately meet certain holding period requirements to qualify the Feeder Portfolio dividends for this treatment. Specifically, a Portfolio (or, in the case of a Feeder Portfolio, the corresponding Master Fund) must hold the stock for at least 61 days during the 120-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Portfolio shares for at least 61 days during the 120-day period beginning 60 days before the Portfolio distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Portfolio shares, include the day you sold your shares but not the day you acquired these shares. Under technical correction legislation introduced in the U.S. Congress in December 2003, a proposal has been made to extend the 120-day period to 121 days. If this provision becomes law, it will allow shareholders who purchase their shares on the day before the ex-dividend date and hold their shares for 61 or more days to report their dividends as qualified dividends on their individual income tax returns.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, a Portfolio will designate the portion of its ordinary dividend income that is from qualified sources. If 95% or more of the Portfolio’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income. This designation rule may have the effect of converting small amounts of ordinary income or net short-term capital gains, that otherwise would be taxable as ordinary income, into qualified dividend income eligible for taxation at reduced rates.

Distributions of Capital Gains

The Master Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from the Master Fund’s net short-term capital gain will be taxable to the Portfolio, and in turn to its shareholders, as ordinary income, and distributions from the Master Fund’s net long-term capital gain will be taxable to the Portfolio, and in turn to its shareholders, as long-term capital gain.

Portfolios that invest directly in portfolio securities (as in the case of the AAM/DFA Two-Year Fixed Income Portfolio or the AAM/DFA Two-Year Government Portfolio) may realize capital gains and losses on the sale or other disposition of its portfolio securities. Distributions from net short-term capital gains are taxable as ordinary income. Distributions from net long-term capital gains are taxable as long-term capital gains, regardless of how long shares of the Portfolio have been held.

Any net capital gains realized by a Portfolio generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

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Capital gain dividends and any net long-term capital gains you realize from the sale of Portfolio shares are subject to a maximum rate of tax of 15% for individuals (5% for individuals in the 10% and 15% federal income tax brackets). For individuals in the 10% and 15% tax brackets, the rate for net long-term capital gains realized in calendar year 2008 is further reduced from 5% to 0%.

Sunsetting of Provisions

The special provisions of the 2003 Tax Act dealing with reduced rates of taxation for qualified dividends and net long-term capital gains are scheduled to sunset on December 31, 2008, unless extended or made permanent before that date. If these rules do sunset, the prior rates of taxation of dividends (as ordinary income) under the 2001 Tax Act will again apply for 2009 and 2010, and will then sunset and be replaced (unless these provisions are extended or made permanent) with income tax rates and provisions in effect prior to the effective date of the 2001 Tax Act. If the 2003 Tax Act changes do sunset in 2008, the rules on taxation of capital gains that were in effect prior to the 2003 Tax Act, including provisions for the taxation of five-year gains, will again be effective for 2009 and later years.

Election to be Taxed as a Regulated Investment Company

Each Portfolio intends to qualify each year as a regulated investment company by satisfying certain distribution and asset diversification requirements under the Code. As a regulated investment company, the Portfolio generally pays no federal income tax on the income and gains it distributes to its shareholders. The Board reserves the right not to maintain the qualification of a Portfolio as a regulated investment company, if it determines such course of action to be beneficial to shareholders. In such case, a Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders will be taxed as ordinary dividend income to the extent of a Portfolio’s earnings and profits.

Excise Tax Distribution Requirement

To avoid federal excise taxes, the Code requires a Portfolio to distribute to you by December 31 of each year, at a minimum, the following amounts:

•	98% of its taxable ordinary income earned during the calendar year;

•	98% of its capital gain net income earned during the twelve month period ending October 31; and

•	100% of any undistributed amounts of these categories of income or gain from the prior year.

Each Portfolio intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Effect of Foreign Withholding Taxes

The Master Fund in which the AAM/DFA International High Book to Market Portfolio invests may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Portfolio’s income dividends paid to shareholders.

Effect of Foreign Investments on Distributions

The AAM/DFA International High Book to Market Portfolio is taxable as a corporation and will not be permitted to pass through a credit or deduction for foreign withholding taxes that it pays.

Most foreign exchange gains derived from the sale of debt instruments by the Master Fund in which the AAM/DFA International High Book to Market Portfolio invests are treated as ordinary income to the Portfolio. Similarly, foreign exchange losses derived from the sale of debt instruments by the Master Fund are

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generally treated as ordinary losses. These gains, when distributed, will be taxable to shareholders as ordinary dividends, and any losses will reduce the Portfolio’s ordinary income otherwise available for distribution to shareholders. This treatment could increase or reduce the Portfolio’s ordinary income distributions to shareholders, and may cause some or all of the Portfolio’s previously distributed income to be classified as a return of capital.

PFIC Securities

The Master Fund in which the AAM/DFA International High Book to Market Portfolio invests may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). When investing in PFIC securities, the Master Fund intends to mark-to-market these securities and to recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Master Fund is required to distribute, even though it has not sold the securities.

Dividends-Received Deduction for Corporations

For corporate shareholders, it is anticipated that a portion of the dividends paid by the Master Fund in which the AAM/DFA U.S. High Book to Market Portfolio invests will qualify for the dividends-received deduction, but the portion of dividends so qualified depends primarily on the aggregate qualifying dividend income received by the Master Fund from domestic (U.S.) sources. Dividends derived by the Master Fund in which the AAM/DFA U.S. High Book to Market Portfolio invests may not qualify for the corporate dividends received deduction because of certain timing rules, hedging activities, or debt financing activities at the level of the Portfolio, or the corporate shareholder, the requisite holding period of the dividend-paying stock is not met. All dividends (including the deducted portion) are included in a shareholder’s calculation of alternative minimum taxable income. Because the income of the Master Fund in which the AAM/DFA International High Book to Market Portfolio invests is derived primarily from investments in foreign rather than domestic securities and because the income of the AAM/DFA Two-Year Fixed Income Portfolio and the AAM/DFA Two-Year Government Portfolio invest are derived from investments in debt securities, generally none or only a small percentage of their income dividends will be eligible for the corporate dividends-received deduction.

Limitation on Deductibility of Losses

Losses incurred on the sale of securities by the AAM/DFA U.S. High Book to Market Portfolio to another Master Fund may be disallowed if, as of the date of sale, the same persons (or, in the case of a sale of securities by the Master Fund to another Master Fund organized as a corporation (a “Corporate Master Fund”), five or fewer persons) own directly or indirectly more than 50% of the outstanding shares in both the selling and purchasing Master Funds. Under attribution rules, the shareholders of the Portfolio would be considered to own the shares of the corresponding Master Fund on a pro rata basis for purposes of applying the loss disallowance rule. In applying these attribution rules to the sale of securities by the Master Fund to a Corporate Master Fund, only shareholders that own 5% or more of the shares of the Portfolio are considered to own the shares of the corresponding Master Fund in proportion to their ownership of Portfolio shares.

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Redemption of Portfolio Shares

For shareholders subject to tax, redemptions and exchanges of Portfolio shares are taxable transactions for federal and state income tax purposes that cause such a shareholder to recognize a gain or loss. If a shareholder holds his shares as a capital asset, the gain or loss that he realizes will be capital gain or loss.

Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the shareholder by the Portfolio on those shares. All or a portion of any loss that a shareholder realizes upon the redemption of a Portfolio’s shares will be disallowed to the extent that the shareholder purchases other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after the share redemption. Any loss disallowed under these rules will be added to the shareholder’s tax basis in the new shares purchased by the shareholder.

U.S. Government Obligations

To the extent a Portfolio invests directly in certain U.S. government obligations, dividends received by the Portfolio that are derived from interest on these obligations may be exempt from state and local personal income tax, subject in some states to minimum investment or reporting requirements that must be met by the Portfolio. The income on Portfolio investments in certain securities, such as repurchase agreements, commercial paper and Federal agency backed obligations (e.g. Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rates on exclusion of this income are different for corporate shareholders. To the extent a Portfolio invests indirectly in these U.S. government obligations by investing in a Master Fund organized as a corporation that holds these obligations, dividends derived from interest on these obligations is unlikely to be exempt from state and local income tax.

Complex Securities

A Portfolio or Master Fund may invest in complex securities and such investments may be subject to numerous special and complicated tax rules. These rules could affect whether gains or losses recognized by a Portfolio or Master Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Portfolio or Master Fund, defer a Portfolio’s or a Master Fund’s ability to recognize losses, and, in limited cases, subject the Portfolio or Master Fund to U.S. federal income tax on income from certain of its foreign investments. In turn, these rules may affect the amount, timing or character of the income distributed to a shareholder by a Portfolio or Master Fund.

Securities Lending

A Portfolio’s (or in the case of a Feeder Portfolio, the corresponding Master Fund’s) entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

Information on the Tax Character of Distributions

The Portfolios will inform shareholders of the amount and character of distributions at the time they are paid, and will advise shareholders of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. Shareholders who have not held shares of a Portfolio a full year may have designated and distributed to them as ordinary income or capital gain a percentage of income that is not equal to the actual amount of such income earned during the period of their investment in the Portfolio.

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PROXY VOTING POLICIES

The Board of Directors of the Fund, and the Board of Trustees of the Trust have delegated the authority to vote proxies for the portfolio securities held by the Feeder Portfolios and Master Funds to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor.

The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process. The Investment Committee may designate one or more of its members to oversee specific, on-going compliance with respect to the Voting Policies and may designate other personnel of the Advisor to vote proxies on behalf of the Feeder Portfolios and Master Funds, including all authorized traders of the Advisor.

The Advisor votes proxies in a manner consistent with the best interests of the Feeder Portfolios and Master Funds. Generally, the Advisor analyzes proxy statements on behalf of the Feeder Portfolios and Master Funds in accordance with the Voting Policies and the Voting Guidelines. Most proxies that the Advisor receives will be voted in accordance with the predetermined Voting Guidelines. Since nearly all proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for the Advisor to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Advisor during the proxy voting process. However, the Proxy Policies do address the procedures to be followed if a conflict of interest arises between the interests of the Feeder Portfolios or the Master Funds, and the interests of the Advisor or its affiliates. If an Investment Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines, the Advisor, prior to voting, will fully disclose the conflict to an Independent Director/Trustee of the applicable Feeder Portfolio’s or Master Fund’s Board of Directors/Trustees and vote the proxy in accordance with the direction of such Independent Director/Trustee.

The Voting Guidelines summarize the Advisor’s positions on various issues and give a general indication as to how the Advisor will vote proxies on each issue. The Advisor will usually vote proxies in accordance with the Voting Guidelines. However, the Advisor reserves the right to vote certain issues counter to the Voting Guidelines if, after a review of the matter (which analysis will be documented in writing), the Advisor believes that a Feeder Portfolio’s or a Master Fund’s best interests would be served by such vote. To the extent that the Voting Guidelines do not address a potential voting issue, the Advisor will vote on such issue in a manner that is consistent with the spirit of the Voting Guidelines and that the Advisor believes would be in the best interest of the Portfolio or Master Fund. Pursuant to the Voting Guidelines, the Advisor generally votes for matters such as: (i) routine business decisions (such as stock splits, name changes and setting the number of directors); (ii) reverse anti-takeover amendments; (iii) auditors; (iv) directors; (v) proposals establishing or increasing indemnification of directors; (vi) proposals eliminating or reducing director’s liability; (vii) equal access to the proxy; (viii) the right to act by written consent of shareholders and to hold special meetings of shareholders; (ix) the separation of audit and consulting responsibilities; and (x) confidential voting. As provided in the Voting Guidelines, the Advisor generally votes against matters such as: (i) anti-takeover measures (such as reincorporation to facilitate a takeover defense, adoption of fair price amendments, institution of classified boards of directors, elimination of cumulative voting and creation of super majority provisions); (ii) the issuance of a new class of stock with unequal voting rights; and (iii) blank check preferred stock proposals. The Voting Guidelines also provide that the Advisor will generally consider on an individual basis such proposals as: (i) increasing authorized common stock; (ii) establishing or increasing a stock option plan or other employee compensation plan; (iii) approving a reorganization or merger; (iv) approving a proposal by a dissident shareholder in a proxy battle; and (v) issues related to independent directors.

Under certain circumstances, the Advisor may not be able to vote proxies or the Advisor may find that the expected economic costs from voting outweigh the benefits associated with voting. Generally, the Advisor does not vote proxies on foreign securities due to local restrictions, customs or anticipated expenses.

Copies of the proxy voting records of the Feeder Portfolios and Master Funds will be available without charge, upon request, by calling collect: (310) 395-8005 and posted on the Commission’s website at http://www.sec.gov no later than August 31, 2004 and will reflect the twelve-month period beginning July 1, 2003 and ending June 30, 2004.

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DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds may make available at month-end certain information regarding the securities holdings of the Portfolios and Master Funds (“Holdings Information”). The Holdings Information may be posted each month on the Funds’ website, www.dfaus.com, with a one-month time lag. Holdings Information also may be provided to third-party data vendors, upon request. The Funds may provide more current Holdings Information only to those financial advisors, clients, authorized consultants or authorized custodians who specifically request the more current Holdings Information and who execute a use and non-disclosure agreement, with such terms as are required from time to time by applicable rules and regulations and the Advisor.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, FL 33301, are the Funds’ independent certified public accountants. They audit the Funds’ annual financial statements. The audited financial statements and financial highlights of the Feeder Portfolios for the fiscal year ended November 30, 2003, as set forth in the Funds’ annual report to shareholders relating to the Feeder Portfolios, and the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

The audited financial statements of the U.S. Large Cap Value Series and the International Value Series for the fiscal year ended November 30, 2003, as set forth in the Trust’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

A shareholder may obtain a copy of the annual reports upon request and without charge, by contacting the Funds at the address or telephone number appearing on the cover of this SAI.

PERFORMANCE DATA

The Portfolios may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolios may also be compared in publications to averages, performance rankings or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolios or to the Advisor, should be considered in light of a Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

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DFA INTERNATIONAL VALUE PORTFOLIO III

U.S. LARGE CAP VALUE PORTFOLIO III

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

Dimensional Investment Group Inc.

1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401

Telephone: (310) 395-8005

STATEMENT OF ADDITIONAL INFORMATION

March 29, 2004

This statement of additional information (“SAI”) is not a prospectus but should be read in conjunction with the prospectus of DFA International Value Portfolio III, Tax-Managed U.S. Marketwide Value Portfolio II and U.S. Large Cap Value Portfolio III (individually, a “Portfolio” and collectively, the “Portfolios”) of Dimensional Investment Group Inc. (the “Fund”), dated March 29, 2004, as amended from time to time.

The audited financial statements and financial highlights of the Portfolios are incorporated by reference from the Fund’s annual report to shareholders. The prospectus and the annual report can be obtained by writing to the Fund at the above address or by calling the above telephone number.

PORTFOLIO CHARACTERISTICS AND POLICIES

The following information supplements the information set forth in the prospectus. Unless otherwise indicated, it applies to the DFA International Value Series (the “International Value Series”), the U.S. Large Cap Value Series (the “Large Cap Value Series”) and the Tax-Managed U.S. Marketwide Value Series (the “Tax-Managed Value Series”) (collectively, the “Master Funds”) of The DFA Investment Trust Company (the “Trust”) and the Portfolios through their investment in the Master Funds. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the prospectus.

Dimensional Fund Advisors Inc. (the “Advisor”) serves as investment advisor to each Master Fund and provides administrative services to the Portfolios.

Each of the Portfolios and the Master Funds is diversified under the federal securities laws and regulations.

Because the structures of the Master Funds are based on the relative market capitalizations of eligible holdings, it is possible that a Master Fund might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, a Master Fund and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Master Funds and the anticipated amount of the assets intended to be invested in such securities, management does not anticipate that a Master Fund will include as much as 5% of the voting securities of any issuer.

BROKERAGE TRANSACTIONS

The following table reports brokerage commissions paid by the designated Master Funds.

BROKERAGE COMMISSIONS

FISCAL YEARS ENDED NOVEMBER 30, 2003, 2002 AND 2001

	2003	2002	2001
International Value Series	$506,766	$576,457	$386,725
Large Cap Value Series	$1,111,710	$1,072,620	$589,100
Tax-Managed U.S. Marketwide Value Series	$653,122	$905,013	$1,096,561

The substantial increases or decreases in the amount of brokerage commissions paid by the International Value Series from year to year resulted from increases or decreases in the amount of securities that were bought and sold by the International Value Series.

Portfolio transactions of each Master Fund will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected. Brokers will be selected with these goals in view. The Advisor monitors the performance of brokers which effect transactions for the Master Funds to determine the effect that their trading has on the market prices of the securities in which they invest. The Advisor also checks the rate of commission being paid by the Master Funds to their brokers to ascertain that the rates are competitive with those charged by other brokers for similar services.

Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The Investment Management Agreement of each Master Fund permits the Advisor knowingly to pay commissions on these transactions which are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or

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brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to assets under its management. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Master Funds.

During fiscal year ended November 30, 2003, the Master Funds paid commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services to the Master Funds as follows:

	Value of Securities Transactions	Brokerage Commissions
International Value Series	$80,936,667	$144,155
Large Cap Value Series	$69,324,536	$219,493
Tax-Managed U.S. Marketwide Value Series	$52,272,473	$104,982

The over-the-counter market companies eligible for purchase by the Large Cap Value Series and each Tax-Managed Value Series may be thinly traded securities. Therefore, the Advisor believes it needs maximum flexibility to effect over-the-counter trades on a best execution basis. To that end, the Advisor places buy and sell orders for the Master Funds with market makers, third market brokers, electronic communications networks (“ECNs”) and with dealers on an agency basis. Third market brokers enable the Advisor to trade with other institutional holders directly on a net basis. This allows the Advisor sometimes to trade larger blocks than would be possible by going through a single market maker.

The Advisor places buy and sell orders on an ECN when the Advisor determines that the securities may not be available from other sources at a more favorable price. ECNs, such as Instinet, are electronic information and communication networks whose subscribers include most market makers as well as many institutions. ECNs charge a commission for each trade executed on their systems. For example, on any given trade, a Master Fund, by trading through an ECN, could pay a spread to a dealer on the other side of the trade plus a commission to the ECN. However, placing a buy (or sell) order on an ECN communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the Master Funds can effect transactions at the best available prices.

The Portfolios will not incur any brokerage costs in connection with its purchase or redemption of shares of its Master Fund, except if a Portfolio receives securities or currencies from the Master Fund to satisfy the Portfolio’s redemption request.

INVESTMENT LIMITATIONS

Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of the holders of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be effected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio. The investment limitations of each Master Fund are the same as those of the corresponding Portfolio.

The Portfolios will not:

(1)	invest in commodities or real estate, including limited partnership interests therein, although they may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate and may purchase or sell financial futures contracts and options thereon;

(2)	make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

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(3)	as to 75% of the total assets of a Portfolio, invest in the securities of any issuer (except obligations of the U.S. Government and its agencies and instrumentalities) if, as a result of more than 5% of the Portfolio’s total assets, at market, would be invested in the securities of such issuer;

(4)	purchase or retain securities of an issuer, if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities; provided that the Tax-Managed U.S. Marketwide Value Portfolio II is not subject to this limitation;

(5)	borrow, except from banks as a temporary measure for extraordinary or emergency purposes and, then, in no event, in excess of 33% of its net assets, or pledge more than 33% of such assets to secure such loans;

(6)	pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above; provided that the Tax-Managed U.S. Marketwide Value Portfolio II is not subject to this limitation;

(7)	invest more than 15% of the value of the Portfolio’s total assets in illiquid securities, which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments; provided that the Tax-Managed U.S. Marketwide Value Portfolio II is not subject to this limitation;

(8)	engage in the business of underwriting securities issued by others;

(9)	invest for the purpose of exercising control over management of any company; provided that the Tax-Managed U.S. Marketwide Value Portfolio II is not subject to this limitation;

(10)	invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization; provided that the Tax-Managed U.S. Marketwide Value Portfolio II may invest its assets in securities of investment companies and units of such companies such as, but not limited to, S&P Depository Receipts;

(11)	invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years’ continuous operation; provided that the Tax-Managed U.S. Marketwide Value Portfolio II is not subject to this limitation;

(12)	acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry;

(13)	write or acquire options (except as described in (1) above) or interests in oil, gas or other mineral exploration, leases or development programs; provided that the Tax-Managed U.S. Marketwide Value Portfolio II may write or acquire options;

(14)	purchase warrants, except that the Portfolios may acquire warrants as a result of corporate actions involving their holdings of equity securities; provided that the Tax-Managed U.S. Marketwide Value Portfolio II is not subject to this limitation;

(15)	purchase securities on margin or sell short; provided that the Tax-Managed U.S. Marketwide Value Portfolio II is not subject to the limitation on selling securities short;

(16)	acquire more than 10% of the voting securities of any issuer; provided that (a) this limitation applies only to 75% of the assets of the U.S. Large Cap Value Portfolio III and (b) provided that the Tax-Managed U.S. Marketwide Value Portfolio II is not subject to this limitation; or

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(17)	issue senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted by the 1940 Act.

The investment limitations described in (3), (4), (7), (9), (10), (11), (12) and (16) above do not prohibit each Portfolio from investing all or substantially all of its assets in the shares of another registered open-end investment company, such as the Master Funds.

The investment limitations described in (1) and (15) above do not prohibit each Portfolio from making margin deposits in connection with the purchase or sale of financial futures contracts and options thereon to the extent permitted under applicable regulations.

Although (2) above prohibits cash loans, the Portfolios are authorized to lend portfolio securities. Inasmuch as the Portfolios will only hold shares of a corresponding Master Fund, the Portfolios do not intend to lend those shares.

With respect to (5) above, a Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by a Portfolio.

Although not a fundamental policy subject to shareholder approval, the Portfolios, (indirectly through their investment in the Master Funds), do not intend to invest more than 15% of their net assets in illiquid securities.

Pursuant to Rule 144A under the Securities Act of 1933 (the “1933 Act”), the Master Funds may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid securities stated in (7) above. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees and the Advisor will continue to monitor the liquidity of Rule 144A securities.

The International Value Series may acquire and sell forward foreign currency exchange contracts in order to hedge against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set in the contract. While the Master Funds have retained authority to buy and sell financial futures contracts and options thereon, they have no present intention to do so.

Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, “total assets” refers to the assets that the Master Fund owns, and does not include assets which the Master Fund does not own but over which it has effective control. For example, when applying a percentage investment limitation that is based on total assets, the Master Fund will exclude from its total assets those assets which represent collateral received by the Master Fund for its securities lending transactions.

Unless otherwise indicated, all limitations applicable to the Portfolios’ and Master Funds’ investments apply only at the time that a transaction is undertaken. Any subsequent change in the percentage of a Portfolio’s or Master Funds’ assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Portfolio’s or Master Funds’ total assets will not require a Portfolio or Master Fund to dispose of an investment until the Advisor determines that it is practicable to sell or close out the investment without undue market or tax consequences. With respect to illiquid securities, if a fluctuation in value causes a Portfolio or Master Fund to go above its limitations on investments in illiquid securities, the Board of Directors will consider what action, if any, should be taken to reduce the percentage to the applicable limitation.

FUTURES CONTRACTS

The Master Funds each may enter into futures contracts and options on futures contracts for the purpose of remaining fully invested and to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial

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instrument are traded on national futures exchanges. A Master Fund will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange and brokers may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to a Master Fund. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Master Funds expect to earn income on their margin deposits. Each Master Fund intends to limit its futures-related investment activity so that other than with respect to bona fide hedging activity (as defined in Commodity Futures Trading Commission (“CFTC”) Rule 1.3 (z)): (i) the aggregate initial margin and premiums paid to establish commodity futures and commodity option contract positions (determined at the time the most recent position was established) do not exceed 5% of the liquidation value of a Master Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (provided that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating such 5% limitation) or (ii) the aggregate net “notional value” (i.e., the size of a commodity futures or commodity option contract in contract units (taking into account any multiplier specified in the contract), multiplied by the current market price (for a futures contract) or strike price (for an option contract) of each such unit) of all non-hedge commodity futures and commodity option contracts that a Master Fund has entered into (determined at the time the most recent position was established) does not exceed the liquidation value of a Master Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts that a Master Fund has entered into. Pursuant to published positions of the Securities and Exchange Commission (the “SEC”), the Master Funds (or their custodians) may be required to maintain segregated accounts consisting of liquid assets, such as cash, or liquid securities (or, as permitted under applicable regulation, enter into offsetting positions) in connection with their futures contract transactions in order to cover their obligations with respect to such contracts.

Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, a Master Fund would continue to be required to make variation margin deposits. In such circumstances, if a Master Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

CASH MANAGEMENT PRACTICES

The Portfolios and Master Funds engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other obligations, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. All the Portfolios and Master Funds may invest cash in short-term repurchase agreements. In addition, the following cash investments are permissible:

Portfolios and Series	Permissible Cash Investment	Percentage Guidelines*
International Value Series	Fixed income obligations such as money market instruments; index futures contracts and options thereon**	20%

Large Cap Value Series	High quality, highly liquid fixed income securities such as money market instruments; index futures contracts and options thereon	20%

Tax-Managed Value Series	High quality, highly liquid fixed income securities such as money market instruments; shares of unaffiliated money market funds; index futures contracts and options thereon**	20%

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*	The percentage guidelines set forth above are not absolute limitations but the Portfolios and Master Fund do not expect to exceed these guidelines under normal circumstances.

CONVERTIBLE DEBENTURES

The International Value Series may invest up to 5% of its assets in convertible debentures issued by non-U.S. companies located in countries where it is permitted to invest. Convertible debentures include corporate bonds and notes that may be converted into or exchanged for common stock. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible debenture to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derived from a common stock but lower than that afforded by a non-convertible debenture), a convertible debenture also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible debentures tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible debenture tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the International Value Series may be required to pay for a convertible debenture an amount in excess of the value of the underlying common stock. Common stock acquired by the International Value Series upon conversion of a convertible debenture will generally be held for as long as the Advisor anticipates such stock will provide the International Value Series with opportunities which are consistent with its investment objective and policies.

DIRECTORS AND OFFICERS

Directors

The Board of Directors of the Fund is responsible for establishing Fund policies and for overseeing the management of the Fund. The Directors of the Fund, including all of the disinterested directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Portfolios and the Master Funds.

The Board of Directors has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the “Performance Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee for the Board oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee for the Board recommends the appointment of the Fund’s independent certified public accountants and also acts as a liaison between the Fund’s independent certified public accountants and the full Board. There were five Audit Committee meetings for the Fund held during the fiscal year ended November 30, 2003.

The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series and reviews the performance of the Fund’s service providers. There were two Performance Committee meetings held during the fiscal year ended November 30, 2003.

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Certain biographical information for each disinterested Director and each interested Director of the Fund is set forth in the tables below, including a description of each Director’s experience as a Director of the Fund and as a director or trustee of other funds, as well as other recent professional experience.

Disinterested Directors

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
George M. Constantinides Graduate School of Business, University of Chicago 1101 E. 58th Street Chicago, IL 60637 Date of Birth: 9/22/47	Director	Since 1993	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.	83 portfolios in 4 investment companies
John P. Gould Graduate School of Business, University of Chicago 1101 E. 58th Street Chicago, IL 60637 Date of Birth: 1/19/39	Director	Since 1993	Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Member of the Boards of Milwaukee Mutual Insurance Company and UNext Inc. Formerly, Senior Vice President, Lexecon Inc. (economics, law, strategy and finance consulting). Formerly, President, Cardean University (division of UNext). Formerly, Trustee, First Prairie Funds (registered investment company).	83 portfolios in 4 investment companies	Trustee, Harbor Fund (registered investment company) (13 Portfolios).
Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Date of Birth: 5/27/43	Director	Since 1993	Professor in Practice of Finance, Yale School of Management. Director, BIRR Portfolio Analysis, Inc. (software products). Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting). Partner, Zebra Capital Management, LLC (hedge fund manager). Formerly, Director, Hospital Fund, Inc. (investment management services).	83 portfolios in 4 investment companies
Robert C. Merton Harvard Business School Morgan Hall 397 Soldiers Field Boston, MA 02163 Date of Birth: 7/31/44	Director	Since 2003	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998). Co-founder, Chief Science Officer and Director, Integrated Finance Limited (since 2002). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Formerly, Co-Founder and Principal, Long-Term Capital Management.	83 portfolios in 4 investment companies	Director, Vical Incorporated (biopharmaceutical product development).
Myron S. Scholes Oak Hill Capital Management, Inc. 2775 Sand Hill Road Suite 220 Menlo Park, CA 94025 Date of Birth: 7/01/41	Director	Since 1993	Frank E. Buck Professor Emeritus of Finance, Stanford University. Managing Partner, Oak Hill Capital Management (private equity firm). Chairman, Oak Hill Platinum Partners (hedge fund). Director, Chicago Mercantile Exchange. Consultant, Arbor Investors. Formerly, Director, Smith Breeden Family of Funds.	83 portfolios in 4 investment companies	Director, American Century Fund Complex (registered investment companies) (38 Portfolios); and Director, Chicago Mercantile Exchange Holdings Inc.
Abbie J. Smith Graduate School of Business, University of Chicago 1101 East 58th Street Chicago, IL 60637 Date of Birth: 4/30/53	Director	Since 2000	Marvin Bower Fellow, Harvard Business School (9/01 to 8/02). Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago.	83 portfolios in 4 investment companies	Director, HON Industries Inc. (office furniture) and Director, Ryder System Inc. (transportation).

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Interested Directors

The following Interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the 1940 Act, due to their positions with the Advisor.

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
David G. Booth 1299 Ocean Avenue Santa Monica, CA 90401 Date of Birth: 12/02/46	Chairman, Director, President, Chief Executive Officer, and Chief Investment Officer	Since 1992	Chairman, Director/Trustee, President, Chief Executive Officer and Chief Investment Officer (beginning in 2003) of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Fund Advisors Canada Inc., Dimensional Emerging Markets Value Fund Inc., DFAIDG, DIG and The DFA Investment Trust Company. Director of Dimensional Fund Advisors Ltd. and formerly, Chief Investment Officer. Director, President and Chief Investment Officer (beginning in 2003) of DFA Australia Limited. Formerly, Director of Dimensional Funds PLC. Limited Partner, Oak Hill Partners. Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company). Formerly, Director of Assante Corporation (investment management).	83 portfolios in 4 investment companies
Rex A. Sinquefield* 1299 Ocean Avenue Santa Monica, CA 90401 Date of Birth: 9/07/44	Director and Chairman	Since 1992	Chairman and Director/Trustee (and prior to 2003, Chief Investment Officer) of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Emerging Markets Value Fund Inc., DFAIDG, DIG and The DFA Investment Trust Company. Director (and prior to 2003, Chief Investment Officer) of DFA Australia Limited. Director and formerly, President of Dimensional Fund Advisors Ltd. Director of Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc. Trustee, St. Louis University. Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis.	83 portfolios in 4 investment companies

1	Each Director holds office for an indefinite term until his or her successor is elected and qualified.
2	Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Fund; DFA Investment Dimensions Group Inc.; The DFA Investment Trust Company; and Dimensional Emerging Markets Value Fund Inc.
*	Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

Information relating to each Director’s ownership (including the ownership of his or her immediate family) in each Portfolio of the Fund in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2003 is set forth in the chart below.

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Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Disinterested Directors:
George M. Constantinides	None	None
John P. Gould	None	None
Roger G. Ibbotson	None	None
Robert C. Merton	None	None
Myron S. Scholes	None	$10,001-50,000
Abbie J. Smith	None	None

Interested Directors:
David G. Booth	None	Over $100,000
Rex A. Sinquefield	None	Over $100,000

Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 2003 and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year.

Director	Aggregate Compensation from the Fund**	Pension or Retirement Benefits as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Fund and DFA Fund Complex†
George M. Constantinides	$5,096	N/A	N/A	$75,500
John P. Gould	$5,062	N/A	N/A	$75,000
Roger G. Ibbotson	$5,096	N/A	N/A	$75,500
Robert C. Merton*	$3,080	N/A	N/A	$45,833
Myron S. Scholes	$4,222	N/A	N/A	$62,500
Abbie J. Smith	$5,096	N/A	N/A	$75,500

†	The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.
*	Mr. Merton was not elected to the boards of the investment companies in the DFA Fund Complex until March 2003.
**	Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended November 30, 2003 is as follows: $75,500 (Mr. Constantinides), $75,000 (Mr. Gould), $75,500 (Mr. Ibbotson) and $75,500 (Ms. Smith). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

Officers

Below is the name, age, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., The DFA Investment Trust Company, and Dimensional Emerging Markets Value Fund Inc. (collectively, the “DFA Entities”).

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Arthur H. Barlow Date of Birth: 11/07/55	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Valerie A. Brown Date of Birth: 1/24/67	Vice President and Assistant Secretary	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd. and since June 2003, Dimensional Fund Advisors Canada Inc. Since March 2000, legal counsel for Dimensional Fund Advisors Inc. Formerly at Jones, Day, Reavis & Pogue.
Truman A. Clark Date of Birth: 4/08/41	Vice President	Since 1996	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
James L. Davis Date of Birth: 11/29/56	Vice President	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited and Dimensional Fund Advisors Ltd. Formerly at Kansas State University, Arthur Andersen & Co. and Phillips Petroleum Co.
Robert T. Deere Date of Birth: 10/08/57	Vice President	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.
Robert W. Dintzner Date of Birth: 3/18/70	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional Fund Advisors Inc. Formerly, Vice President DFA Australia Limited.
Richard A. Eustice Date of Birth: 8/05/65	Vice President and Assistant Secretary	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.
Eugene F. Fama, Jr. Date of Birth: 1/21/61	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Robert M. Fezekas Date of Birth: 10/28/70	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to December 2001, Portfolio Manager of Dimensional Fund Advisors Inc.
Glenn S. Freed Date of Birth: 11/24/61	Vice President	Since 2001	Vice President of all the DFA Entities. Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.
Henry F. Gray Date of Birth: 9/22/67	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional Fund Advisors Inc. Formerly, Vice President of DFA Australia Limited.
Kamyab Hashemi-Nejad Date of Birth: 1/22/61	Vice President, Controller and Assistant Treasurer	Since 1997	Vice President, Controller and Assistant Treasurer of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd. Formerly, Assistant Secretary of Dimensional Fund Advisors Ltd.
Patrick Keating Date of Birth: 12/21/54	Vice President	Since 2003	Vice President of all the DFA Entities and Dimensional Fund Advisors Canada Inc. (since June 2003). Formerly, Director, President and Chief Executive Officer, Assante Asset Management Inc. (October 2000 to December 2002); Director, Assante Capital Management (October 2000 to December 2002); President and Chief Executive Officer, Assante Capital Management (October 2000 to April 2001); Executive Vice President, Assante Corporation (May 2001 to December 2002); Director, Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer, Assante Asset Management Ltd. (September 1998 to May 2001); Executive Vice President, Loring Ward (financial services company) (January 1996 to September 1998).
David M. New Date of Birth: 02/09/60	Vice President	Since 2003	Vice President of all the DFA Entities. Formerly, Client Service Manager of Dimensional Fund Advisors Inc. Formerly, Director of Research, Wurts and Associates (investment consulting firm) (December 2000 to June 2002); and President, Kobe Investment Research (August 1999 to November 2000).
Catherine L. Newell Date of Birth: 5/07/64	Vice President and Secretary	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Vice President and Assistant Secretary of DFA Australia Limited. Director, Vice President and Secretary of Dimensional Fund Advisors Ltd. (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. (since June 2003). Director of Dimensional Funds plc (since January 2002). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
David A. Plecha Date of Birth: 10/26/61	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Eduardo A. Repetto Date of Birth: 1/28/67	Vice President	Since 2002	Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional Fund Advisors Inc. (June 2000 to April 2002). Formerly, Research scientist (August 1998 to June 2000), California Institute of Technology.

Michael T. Scardina Date of Birth: 10/12/55	Vice President, Chief Financial Officer and Treasurer	Since 1993	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd. and since June 2003, Dimensional Fund Advisors Canada Inc. Director of Dimensional Fund Advisors Ltd. (since February 2002) and Dimensional Funds plc (since January 2002).

David E. Schneider Date of Birth: 1/26/46	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001, Regional Director of Dimensional Fund Advisors Inc.

John C. Siciliano Date of Birth: 8/24/54	Vice President	Since 2001	Vice President of all the DFA Entities. Currently, Director of Global Institutional Services of Dimensional Fund Advisors Inc. Director of Dimensional Fund Advisors Ltd. (since May 2001). Formerly, Vice President of DFA Australia Limited. Formerly, Director of Dimensional Funds plc. Formerly, Managing Principal, Payden & Rygel Investment Counsel (April 1998 to December 2000).

Jeanne C. Sinquefield, Ph.D.* Date of Birth: 12/02/46	Executive Vice President	Since 1992	Executive Vice President of all the DFA Entities and DFA Australia Limited. Vice President (formerly, Executive Vice President) of Dimensional Fund Advisors Ltd. (since January 2003) and Dimensional Fund Advisors Canada Inc. (since June 2003).

Carl G. Snyder Date of Birth: 6/08/63	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional Fund Advisors Inc. Formerly, Vice President of DFA Australia Limited.

Karen Umland Date of Birth: 3/10/66	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd. and since June 2003, Dimensional Fund Advisors Canada Inc.

Weston J. Wellington Date of Birth: 3/01/51	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Daniel M. Wheeler Date of Birth: 3/03/45	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Global Financial Advisor Services of Dimensional Fund Advisors Inc. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

*	Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

Directors and officers as a group own less than 1% of the Fund’s outstanding stock.

SERVICES TO THE FUND

Administrative Services

The Fund has entered into an administration agreement with the Advisor on behalf of each Portfolio. Pursuant to the administration agreement, the Advisor will perform various services, including: supervision of the services provided by the Portfolio’s custodian and transfer and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; assisting the Fund to comply with the provisions of federal, state, local and foreign securities, tax and other laws applicable to the Portfolio; providing shareholders of record with information about the Portfolio and their investments as they or the Fund may request; assisting the Fund to conduct meetings of shareholders; furnishing information as the Board of Directors may require regarding the Master Funds; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. The Advisor also provides the Fund with office space and personnel. For its administrative services, the Portfolios each pay the Advisor a monthly fee equal to one-twelfth of 0.01% of their respective average net assets, except for the Tax-Managed U.S. Marketwide Value Portfolio II, which pays no fee.

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For the fiscal years ended November 30, 2003, 2002 and 2001, the Advisor was paid administrative fees of $26,000, $20,000 and $18,000 by the DFA International Value Portfolio III, and $43,000, $34,000 and $28,000 by the U.S. Large Cap Value Portfolio III.

PFPC Inc. (“PFPC”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for the Portfolios and the Master Funds. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund and include day-to-day keeping and maintenance of certain records, calculation of the net asset value of the shares, preparation of reports, liaison with the custodians, and transfer and dividend disbursing agency services. PFPC’s charges for its services to feeder portfolios are based on the number of feeder portfolios investing in each Master Fund and whether the Master Fund is organized to be taxed as a corporation or partnership for tax purposes. PFPC’s charges are allocated amongst the feeders based on the relative net assets of the feeders. PFPC’s charges in the aggregate to a group of feeder portfolios investing in Master Funds which are taxed as corporations are $1,000 per month multiplied by the number of feeders. This applies to the DFA International Value Portfolio III and the U.S. Large Cap Value Portfolio III. PFPC’s charges in the aggregate to the group of feeder portfolios investing in Master Funds taxed as partnerships are $2,600 per month multiplied by the number of feeders. This applies to the Tax-Managed U.S. Marketwide Value Portfolio II. The Master Fund in which the DFA International Value Portfolio III invests and certain other funds managed by the Advisor that invest in foreign securities (“Foreign Equity Funds”) also pay PFPC a fee for providing fair value pricing services. The total annual fee for the fair value pricing services is calculated by aggregating Foreign Equity Fund by Foreign Equity Fund an amount equal to the greater of (i) 0.005% of each Foreign Equity Fund’s assets or (ii) $20,000, and then allocating such total annual fee among the Foreign Equity Funds based on net assets.

Custodians

PFPC Trust Company, 301 Bellevue Parkway, Wilmington, DE 19809, serves as the custodian for the Portfolios and Master Funds. Citibank, N.A., 111 Wall Street, New York, New York 10005, is the global custodian for the International Value Series. The custodians maintain a separate account or accounts for the Portfolios and the Master Funds; receive, hold and release portfolio securities on account of the Portfolios and the Master Funds; make receipts and disbursements of money on behalf of the Portfolios and the Master Funds; and collect and receive income and other payments and distributions on account of the Portfolios’ and the Master Funds’ portfolio securities.

Distributor

The Fund’s shares are distributed by DFA Securities Inc. (“DFAS”), a wholly-owned subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The principal business address of DFAS is 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401.

DFAS acts as an agent of the Fund by serving as the principal underwriter of the Fund’s shares. Pursuant to the Distribution Agreement with the Fund, DFAS uses its best efforts to seek or arrange for the sale of shares of the Fund, which are continuously offered. No sales charges are paid by investors or the Fund. No compensation is paid by the Fund to DFAS under the Distribution Agreement.

Legal Counsel

Stradley, Ronon, Stevens & Young, LLP serves as legal counsel to the Fund. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Certified Public Accountants

PricewaterhouseCoopers LLP are the independent certified public accountants to the Fund and audit the annual financial statements of the Fund. Their address is 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, Fl 33301.

ADVISORY FEES

David G. Booth and Rex A. Sinquefield, as directors and officers of the Advisor and shareholders of the Advisor’s outstanding stock, may be deemed controlling persons of the Advisor. For the services it provides as investment advisor to each Master Fund, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Master Fund. For the fiscal years ended November 30, 2003, 2002, and 2001, the Master Funds paid advisory fees as set forth in the following table.

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	2003	2002	2001
International Value Series*	$2,439,000	$2,340,000	$2,801,000
Large Cap Value Series*	$1,939,000	$1,656,000	$1,732,000
Tax-Managed U.S. Marketwide Value Series*	$1,602,000	$1,486,000	$1,091,000

*	Each of these Master Funds has more than one investor; this dollar amount represents the total dollar amount of advisory fees paid by the Master Fund to the Advisor.

In approving the continuation of the advisory agreement for each Master Fund, the Board of Trustees, including those Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Advisor (the “Disinterested Trustees”), considered a number of factors, including: (i) the nature, extent and quality of services provided by the Advisor to the Master Fund; (ii) the fees and expenses borne by the Master Fund; and (iii) the performance of the Master Fund relative to a selected peer group of funds. When considering the nature and quality of the services provided by the Advisor, the Board of Trustees reviewed the scope, depth and experience of the Advisor’s organization and the investment professionals currently providing management services to the Master Fund. The Board of Trustees evaluated the Advisor’s portfolio management process. The Board of Trustees also considered the nature and character of non-investment management services provided by the Advisor. When considering the fees and expenses borne by a Master Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Master Fund and any additional benefits received by the Advisor (or its affiliates) in connection with providing such services, the Board of Trustees compared the fees charged by the Advisor to the Master Fund to the fees charged the funds in its peer group for comparable services, and analyzed the expenses incurred by the Advisor with respect to the Master Fund. The Board of Trustees also reviewed the Advisor’s operations, financial condition, and financial results in managing each Master Fund. The Board of Trustees noted, among other things, that each Master Fund’s management fees and total expenses as a percentage of its average net assets over various periods were highly favorable in relation to its peer group of funds. In considering the performance of each Master Fund, the Board of Trustees compared the performance of the Master Fund to the performance of a peer group of funds, and also reviewed the sales and redemption activity of the Master Fund. After requesting and reviewing such materials as it deemed necessary, and based on the considerations described above, including the high-quality of the personnel, financial condition, investment advisory capabilities, portfolio management process and the performance of the Advisor with respect to the management of the Master Funds, the Board of Trustees concluded that the management fees of each Master Fund are fair, both absolutely and in comparison with those of other funds in its peer group and the industry at large, the scope and quality of the services to be provided by the Advisor to each Master Fund were consistent with each Master Fund’s operational requirements, and that shareholders have received reasonable value in return for paying such fees and expenses. The Board of Trustees also determined that the performance results of each Master Fund were reasonable, as compared with relevant performance standards and appropriate market indexes. The Board of Trustees, including the Disinterested Trustees, therefore concluded that the continuation of the advisory agreement was in the best interests of each Master Fund and its shareholders.

GENERAL INFORMATION

The Fund was incorporated under Maryland law on March 19, 1990. The Fund was known as DFA U.S. Large Cap Inc. from February 1992, until it amended its Articles of Incorporation in April 1993, to change to its present name. Prior to a February 1992 amendment to the Articles of Incorporation, the Fund was known as DFA U.S. Large Cap Portfolio Inc. The DFA Investment Trust Company was organized as a Delaware statutory trust (a form of entity formerly known as a business trust) on October 27, 1992. The Trust offers shares of its series only to institutional investors in private offerings.

CODES OF ETHICS

The Fund, the Trust, the Advisor and DFAS have adopted a Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolios and Master Funds. The Code is designed to ensure that access persons act in the interest of the Portfolios and Master Funds, and their shareholders, with respect to any personal trading of securities. Under the Code, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio or Master Fund unless their proposed purchases are

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approved in advance. The Code also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The shares of each Portfolio, when issued and paid for in accordance with the Fund’s prospectus, will be fully paid and non-assessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular Portfolio. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund’s by-laws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

Whenever a Portfolio, as an investor in its corresponding Master Fund, is asked to vote on a shareholder proposal, the Fund will solicit voting instructions from the Portfolio’s shareholders with respect to the proposal. The Directors of the Fund will then vote the Portfolio’s shares in the Master Fund in accordance with the voting instructions received from the Portfolio’s shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive no voting instructions in accordance with their best judgment. With regard to the Tax-Managed Value Series, if a majority shareholder of a Master Fund declares bankruptcy, a majority in interest of the remaining shareholders in the Master Fund must vote to approve the continuing existence of the Master Fund or the Master Fund will be liquidated.

Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

PRINCIPAL HOLDERS OF SECURITIES

As of February 29, 2004, the following person(s) beneficially owned 5% or more of the outstanding stock of each Portfolio:

DFA International Value Portfolio III

Charles Schwab & Co. Inc.*	73.63%
101 Montgomery Street
San Francisco, CA 94104

Trust Company of America*	10.95%
P. O. Box 6503
Englewood, CO 80155

National Financial Services Inc.*	6.15%
200 Liberty Street
One World Financial Center
New York, NY 10281

U.S. Large Cap Value Portfolio III

Charles Schwab & Co. Inc.*[1]	75.37%

Trust Company of America*[1]	8.14%

National Financial Services Inc.*[1]	6.43%

FTC & Co.*	5.62%
P.O. Box 173736
Denver, CO 80217

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Tax-Managed U.S. Marketwide Value Portfolio II

Charles Schwab & Co., Inc.*[1]	85.44%
FTC & Co.*[1]	6.05%
National Financial Services*[1]	5.62%

*	Owner of record only.
[1]	See address for shareholder previously listed above.

PURCHASE OF SHARES

The following information supplements the information set forth in the prospectus under the caption “PURCHASE OF SHARES.”

The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange (“NYSE”) is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

The Fund reserves the right, in its sole discretion, to suspend the offering of shares of any or all Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or a Portfolio. Securities accepted in exchange for shares of a Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

The Fund or its transfer agent may from time to time appoint a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders and funds from certain investors. With respect to purchases and redemptions through a sub-transfer agent, the Fund will be deemed to have received a purchase or redemption order when the sub-transfer agent receives the order. Shares of a Portfolio will be priced at the public offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolios, which are currently sold at net asset value. Any such charges will be described in the prospectus.

REDEMPTION OF SHARES

The following information supplements the information set forth in the prospectus under the caption “REDEMPTION OF SHARES.”

The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC, (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (3) for such other periods as the SEC may permit.

TAXATION OF THE PORTFOLIOS

The following is a summary of some of the federal income tax consequences that may affect each Portfolio. Unless your investment in a Portfolio is through a retirement plan, you should consider the tax implications of

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investing and consult your own tax adviser. Different tax rules may apply because, for federal income tax purposes, the Master Funds in which the assets of DFA International Value Portfolio III and U.S. Large Cap Value Portfolio III are invested are corporations, while the Master Fund in which the assets of Tax-Managed U.S. Marketwide Value Portfolio II is invested is a partnership. These rules could affect the amount, timing, or character of the income distributed to shareholders of the Portfolios.

Distributions of Net Investment Income

Each Portfolio derives income generally in the form of its share of dividends (in the case of DFA International Value Portfolio III or U.S. Large Cap Value Portfolio III) or dividends and interest (in the case of Tax-Managed U.S. Marketwide Value Portfolio II) earned by the Master Fund on its investments. This income, less expenses incurred in the operation of a Portfolio, constitutes its net investment income from which dividends may be paid to its shareholders. Any distributions by a Portfolio from such income (other than qualified dividends) will be taxable to a shareholder as ordinary income, whether they are received in cash or in additional shares. A portion of the income dividends paid to shareholders may be qualified dividends eligible to be taxed at reduced rates.

Distributions of Qualified Dividend income

Under the 2003 Tax Act, dividends earned on the following income sources will be subject to a maximum rate of tax of 15% for individuals (5% for individuals in the 10% and 15% federal rate bracket):

•	dividends paid by domestic corporations, and

•	dividends paid by qualified foreign corporations, including:

•	corporations incorporated in a possession of the U.S.,

•	corporations eligible for benefits of a comprehensive income tax treaty with the United States that the Treasury Department determines is satisfactory (including an exchange of information program), and

•	corporations whose stock is readily tradable on an established securities market in the United States.

For individuals in the 10% and 15% tax brackets, the rate for qualified dividends received in calendar year 2008 is further reduced from 5% to 0%.

Dividends from corporations exempt from tax, dividends from foreign personal holding companies, foreign investment companies and passive foreign investment companies (PFICs), and dividends paid from interest earned by a Master Fund on debt securities generally will not qualify for this favorable tax treatment.

Both a Portfolio’s corresponding Master Fund and the investors must each separately meet certain holding period requirements to qualify Portfolio dividends for this treatment. Specifically, a Master Fund must hold the stock for at least 61 days during the 120-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Portfolio shares for at least 61 days during the 120-day period beginning 60 days before the Portfolio distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Portfolio shares, include the day you sold your shares but not the day you acquired these shares. Under technical correction legislation introduced in the U.S. Congress in December 2003, a proposal has been made to extend the 120-day period to 121 days. If this provision becomes law, it will allow shareholders who purchase their shares on the day before the ex-dividend date and hold their shares for 61 or more days to report their dividends as qualified dividends on their individual income tax returns.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, each Portfolio will designate the portion of its ordinary dividend income that is from qualified sources. If 95% or more of a Portfolio’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income. This designation rule may have the effect of converting small amounts of ordinary income or net short-term capital gains, that otherwise would be taxable as ordinary income, into qualified dividend income eligible for taxation at reduced rates.

Distributions of Capital Gains

Each Master Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. With respect to the DFA International Value Portfolio III and the U.S. Large Cap Value Portfolio III, distributions from the respective Master Fund’s net short-term capital gain will be taxable to the Portfolio, and in turn to its shareholders, as ordinary income, and distributions from the Master Fund’s net long-term capital gain will be taxable to the Portfolio, and in turn to its shareholders, as long-term capital gain. With respect to the Tax-Managed U.S. Marketwide Value Portfolio II, income derived from net short-term capital gain of the Master Fund will be taxable to the Portfolio as net short-term capital gain and, when distributed to its shareholders, will be treated as ordinary income, and income derived from net long-term capital gain of the Master Fund will be taxable to the Portfolio and, when distributed, to its shareholders, as long-term capital gain, regardless of how long shares of the Portfolio have been held.

Distributions from net short-term capital gains are taxable as ordinary income. Distributions from net long-term capital gains are taxable as long-term capital gains, regardless of how long shares of the Portfolio have been held.

Any net capital gains realized by a Portfolio generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Portfolio.

Capital gain dividends and any net long-term capital gains you realize from the sale of Portfolio shares are subject to a maximum rate of tax of 15% for individuals (5% for individuals in the 10% and 15% federal income tax brackets). For individuals in the 10% and 15% tax brackets, the rate for net long-term capital gains realized in calendar year 2008 is further reduced from 5% to 0%.

Sunsetting of Provisions

The special provisions of the 2003 Tax Act dealing with reduced rates of taxation for qualified dividends and net long-term capital gains are scheduled to sunset on December 31, 2008, unless extended or made permanent before that date. If these rules do sunset, the prior rates of taxation of dividends (as ordinary income) under the 2001 Tax Act will again apply for 2009 and 2010, and will then sunset and be replaced (unless these provisions are extended or made permanent) with income tax rates and provisions in effect prior to the effective date of the 2001 Tax Act. If the 2003 Tax Act changes do sunset in 2008, the rules on taxation of capital gains that were in effect prior to the 2003 Tax Act, including provisions for the taxation of five-year gains, will again be effective for 2009 and later years.

Election to be Taxed as a Regulated Investment Company

Each Portfolio intends to qualify each year as a regulated investment company by satisfying certain distribution and asset diversification requirements under the Internal Revenue Code (the “Code”). As a regulated investment company, the Portfolio generally pays no federal income tax on the income and gains it distributes to its shareholders. The Board reserves the right not to maintain the qualification of a Portfolio as a regulated investment company, if it determines such course of action to be beneficial to shareholders. In such case, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders will be taxed as dividend income to the extent of the Portfolio’s earnings and profits.

Excise Tax Distribution Requirement

To avoid federal excise taxes, the Code requires a Portfolio to distribute to you by December 31 of each year, at a minimum, the following amounts:

•	98% of its taxable ordinary income earned during the calendar year;

•	98% of its capital gain net income earned during the twelve month period ending October 31; and

•	100% of any undistributed amounts of these categories of income or gain from the prior year.

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Each Portfolio intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Effect of Foreign Withholding Taxes

The Master Fund in which the DFA International Value Portfolio III invests may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the DFA International Value Portfolio III’s income dividends paid to its shareholders.

The Master Fund in which the DFA International Value Portfolio III invests is taxable as a corporation and will not be permitted to pass through a credit or deduction for foreign withholding taxes that the Master Fund pays.

Effect of Foreign Investments on Distributions

Most foreign exchange gains realized on the sale of debt instruments by the Master Fund in which the DFA International Value Portfolio III invests are treated as ordinary income. Similarly, foreign exchange losses realized on the sale of debt instruments by the Master Fund generally are treated as ordinary losses. These gains, when distributed, will be taxable to the Portfolio as ordinary dividends, and any losses will reduce the Master Fund’s ordinary income distributions to the Portfolio. This treatment could increase or reduce the Master Fund’s ordinary income distributions to the Portfolio, and may cause some or all of the Master Fund’s previously distributed income to be classified as a return of capital to the Portfolio.

PFIC Securities

The Master Fund in which the DFA International Value Portfolio III invests may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). When investing in PFIC securities, the Master Fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Master Fund is required to distribute, even though it has not sold the securities.

Dividends-Received Deduction for Corporations

Dividends from net investment income generally will qualify in part for the corporate dividends-received deduction, but the portion of dividends so qualified depends primarily on the aggregate qualifying dividend income received by the Portfolios from domestic (U.S.) sources. Dividends received by DFA International Value Portfolio III generally will be earned on portfolio securities of non-U.S. issuers and are not expected to qualify for the corporate dividends-received deduction. Dividends derived by the respective Master Funds in which assets of U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II are invested may not qualify for the corporate dividends-received deduction because of certain timing rules, hedging activities, or debt financing activities at the level of the Master Funds, the Portfolios, or the corporate shareholders, the requisite holding period of the dividend-paying stock is not met or the dividends-received deduction is reduced.

Limitation on Deductibility of Losses

Losses incurred on the sale of securities by a Master Fund organized as a partnership (such as the Master Fund in which the Tax-Managed U.S. Marketwide Value Portfolio II invests) to another Master Fund organized as a partnership may be disallowed if, as of the date of sale, the same persons (or, in the case of a sale of securities by the Master Funds in which the DFA International Value Portfolio III or U.S. Large Cap Value Portfolio III invest, to another Master Fund organized as a corporation (a “Corporate Master Fund”), five or fewer persons) own directly or indirectly more than 50% of the outstanding shares in both the selling and purchasing Master Funds. Under attribution rules, the shareholders of a Portfolio would be considered to own the shares of the corresponding Master Fund on a pro rata basis for purposes of applying the loss disallowance rule. In applying these attribution rules to the sale of securities by the Master Funds in which the DFA International Value Portfolio III or U.S.

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Large Cap Value Portfolio III invest to a Corporate Master Fund, only shareholders that own 5% or more of the shares of a Portfolio are considered to own the shares of the corresponding Master Fund in proportion to their ownership of Portfolio shares.

Redemption of Portfolio Shares

For shareholders subject to tax, redemptions and exchanges of Portfolio shares are taxable transactions for federal and state income tax purposes that cause such a shareholder to recognize a gain or loss. If a shareholder holds his shares as a capital asset, the gain or loss that he realizes will be capital gain or loss.

Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the shareholder by the Portfolio on those shares. All or a portion of any loss that a shareholder realizes upon the redemption of a Portfolio’s shares will be disallowed to the extent that the shareholder purchases other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after the share redemption. Any loss disallowed under these rules will be added to the shareholder’s tax basis in the new shares purchased by the shareholder.

U.S. Government Obligations

Because the Master Fund in which the U.S. Marketwide Value Portfolio II invests is organized as a partnership for federal income tax purposes, dividends paid by the Portfolio to shareholders that are derived from interest on U.S. government obligations should be exempt from state or local personal income tax (subject in some states to minimum investment or reporting requirements that must be met by the Master Fund. Dividends derived from this interest income paid to shareholders of the DFA International Value Portfolio III and U.S. Large Cap Value Portfolio III will not be exempt from state and local personal income tax by virtue of the federal income tax status of the Master Funds in which these Portfolios invest as corporations for federal income tax purposes.

Complex Securities

A Master Fund may invest in complex securities and such investments may be subject to numerous special and complicated tax rules. These rules could affect whether gains or losses recognized by a Master Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Master Fund, defer a Master Fund’s ability to recognize losses, and, in limited cases, subject the Master Fund to U.S. federal income tax on income from certain of the Master Fund’s foreign investments. In turn, these rules may affect the amount, timing or character of the income distributed to a shareholder by a Portfolio.

Securities Lending

A Master Fund’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

Information on the Tax Character of Distributions

The Portfolios will inform shareholders of the amount and character of distributions at the time they are paid, and will advise shareholders of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. Shareholders who have not held shares of a Portfolio a full year may have designated and distributed to them as ordinary income or capital gain a percentage of income that is not equal to the actual amount of such income earned during the period of their investment in the Portfolio.

PROXY VOTING POLICIES

The Board of Directors of the Fund and the Board of Trustees of the Trust have delegated the authority to vote proxies for the portfolio securities held by the Portfolios and Master Funds to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor.

The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process. The Investment Committee may designate one or more of its members to oversee specific, on-going compliance with respect to the Voting Policies and may designate other personnel of the Advisor to vote proxies on behalf of the Portfolios and Master Funds, including all authorized traders of the Advisor.

The Advisor votes proxies in a manner consistent with the best interests of the Portfolios and Master Funds. Generally, the Advisor analyzes proxy statements on behalf of the Portfolios and Master Funds in accordance with the Voting Policies and the Voting Guidelines. Most proxies that the Advisor receives will be voted in accordance with the predetermined Voting Guidelines. Since nearly all proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for the Advisor to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Advisor during the proxy voting process. However, the Proxy Policies do address the procedures to be followed if a conflict of interest arises between the interests of the Portfolios or the Master Funds, and the interests of the Advisor or its affiliates. If an Investment Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines, the Advisor, prior to voting, will fully disclose the conflict to an Independent Director/Trustee of the applicable Portfolio’s or Master Fund’s Board of Directors/Trustees and vote the proxy in accordance with the direction of such Independent Director/Trustee.

The Voting Guidelines summarize the Advisor’s positions on various issues and give a general indication as to how the Advisor will vote proxies on each issue. The Advisor will usually vote proxies in accordance with the Voting Guidelines. However, the Advisor reserves the right to vote certain issues counter to the Voting Guidelines if, after a review of the matter (which analysis will be documented in writing), the Advisor believes that a Portfolio’s or a Master Fund’s best interests would be served by such vote. To the extent that the Voting Guidelines do not address a potential voting issue, the Advisor will vote on such issue in a manner that is consistent with the spirit of the Voting Guidelines and that the Advisor believes would be in the best interest of the Portfolio or Master Fund. Pursuant to the Voting

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Guidelines, the Advisor generally votes for matters such as: (i) routine business decisions (such as stock splits, name changes and setting the number of directors); (ii) reverse anti-takeover amendments; (iii) auditors; (iv) directors; (v) proposals establishing or increasing indemnification of directors; (vi) proposals eliminating or reducing director’s liability; (vii) equal access to the proxy; (viii) the right to act by written consent of shareholders and to hold special meetings of shareholders; (ix) the separation of audit and consulting responsibilities; and (x) confidential voting. As provided in the Voting Guidelines, the Advisor generally votes against matters such as: (i) anti-takeover measures (such as reincorporation to facilitate a takeover defense, adoption of fair price amendments, institution of classified boards of directors, elimination of cumulative voting and creation of super majority provisions); (ii) the issuance of a new class of stock with unequal voting rights; and (iii) blank check preferred stock proposals. The Voting Guidelines also provide that the Advisor will generally consider on an individual basis such proposals as: (i) increasing authorized common stock; (ii) establishing or increasing a stock option plan or other employee compensation plan; (iii) approving a reorganization or merger; (iv) approving a proposal by a dissident shareholder in a proxy battle; and (v) issues related to independent directors.

Under certain circumstances, the Advisor may not be able to vote proxies or the Advisor may find that the expected economic costs from voting outweigh the benefits associated with voting. Generally, the Advisor does not vote proxies on foreign securities due to local restrictions, customs or anticipated expenses.

Copies of the proxy voting records of the Portfolios and Master Funds will be available without charge, upon request, by calling collect: (310) 395-8005 and posted on the Commission’s website at http://www.sec.gov no later than August 31, 2004 and will reflect the twelve-month period beginning July 1, 2003 and ending June 30, 2004.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund may make available at month-end certain information regarding the securities holdings of the Portfolios and Master Funds (“Holdings Information”). The Holdings Information may be posted each month on the Fund’s website, www.dfaus.com, with a one-month time lag. Holdings Information also may be provided to third-party data vendors, upon request. The Fund may provide more current Holdings Information only to those financial advisors, clients, authorized consultants or authorized custodians who specifically request the more current Holdings Information and who execute a use and non-disclosure agreement, with such terms as are required from time to time by applicable rules and regulations and the Advisor.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, FL 33301, are the Fund’s independent certified public accountants. They audit the Fund’s annual financial statements. The audited financial statements and financial highlights of the Portfolios for the fiscal year ended November 30, 2003, as set forth in the Fund’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

The audited financial statements of the Master Funds for the fiscal year ended November 30, 2003, as set forth in the Trust’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

A shareholder may obtain a copy of the annual reports upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of this SAI.

PERFORMANCE DATA

The Portfolios may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolios may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolios or to the Advisor, should be considered in light of a Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

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U.S. SMALL CAP VALUE PORTFOLIO II

Dimensional Investment Group Inc.

1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401

Telephone: (310) 395-8005

STATEMENT OF ADDITIONAL INFORMATION

March 29, 2004

This statement of additional information (“SAI”) is not a prospectus but should be read in conjunction with the prospectus of U.S. Small Cap Value Portfolio II (the “Portfolio”) of Dimensional Investment Group Inc. (the “Fund”), dated March 29, 2004, as amended from time to time. The audited financial statements and financial highlights of the Portfolio are incorporated by reference from the Fund’s annual report to shareholders. The prospectus and annual report can be obtained by writing to the Fund at the above address or by calling the above telephone number.

PORTFOLIO CHARACTERISTICS AND POLICIES

The following information supplements the information set forth in the prospectus. Unless otherwise indicated, it applies to the U.S. Small Cap Value Series (the “Master Fund”) of The DFA Investment Trust Company (the “Trust”) and the Portfolio through its investment in the Master Fund. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the prospectus.

Dimensional Fund Advisors Inc. (the “Advisor”) serves as investment advisor to the Master Fund and provides administrative services to the Portfolio.

The Portfolio and the Master Fund are diversified under the federal securities laws and regulations.

Because the structure of the Master Fund is based on the relative market capitalizations of eligible holdings, it is possible that the Master Fund might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Master Fund and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Master Fund and the anticipated amount of the Master Fund’s assets intended to be invested in such securities, management does not anticipate that the Master Fund will include as much as 5% of the voting securities of any issuer.

Prior to April 1, 2001, the Portfolio was known as the U.S. 6-10 Value Portfolio II. Similarly, the Master Fund in which the Portfolio invests – the U.S. Small Cap Value Series – was, prior to April 1, 2001, known as the U.S. 6-10 Value Series.

BROKERAGE TRANSACTIONS

During the fiscal years ended November 30, 2003, 2002, and 2001, the Master Fund paid brokerage commissions of $7,000,505, $4,826,509, and $1,679,179, respectively. The substantial increases or decreases in the amount of brokerage commissions paid by the Master Fund from year to year resulted from increases or decreases in the amount of securities that were bought and sold by the Master Fund. Portfolio transactions of the Master Fund will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with these goals in view. The Advisor monitors the performance of brokers which effect transactions for the Master Fund to determine the effect that their trading has on the market prices of the securities in which it invests. The Advisor also checks the rate of commission being paid by the Master Fund to its brokers to ascertain that the rates are competitive with those charged by other brokers for similar services.

Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The Investment Management Agreement of the Master Fund permits the Advisor knowingly to pay commissions on these transactions which are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the accounts under its management. During the fiscal year ended November 30, 2003, the Master Fund paid commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services to the Master Fund of $907,065 with respect to securities transactions valued at $283,719,461. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Master Fund.

The over-the-counter companies eligible for purchase by the Master Fund may be thinly traded securities. Therefore, the Advisor believes it needs maximum flexibility to effect over-the-counter trades on a best execution

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basis. To that end, the Advisor places buy and sell orders for the Master Fund with market makers, third market brokers, electronic communications networks (“ECNs”) and with dealers on an agency basis. Third market brokers enable the Advisor to trade with other institutional holders directly on a net basis. This allows the Advisor sometimes to trade larger blocks than would be possible by going through a single market maker.

The Advisor places buy and sell orders on ECNs when the Advisor determines that the securities may not be available from other sources at a more favorable price. ECNs, such as Instinet, are electronic information and communication networks whose subscribers include most market makers as well as many institutions. Such ECNs charge a commission for each trade executed on their systems. For example, on any given trade, the Master Fund, by trading through an ECN, could pay a spread to a dealer on the other side of the trade plus a commission to the ECN. However, placing a buy (or sell) order on an ECN communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the Master Fund can effect transactions at the best available prices.

The Portfolio will not incur any brokerage or other costs in connection with its purchase or redemption of shares of the Master Fund, except if the Portfolio receives securities from the Master Fund to satisfy the Portfolio’s redemption request.

INVESTMENT LIMITATIONS

The Portfolio has adopted certain limitations which may not be changed without the approval of the holders of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be effected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio. The investment limitations of the Master Fund are the same as those of the Portfolio.

The Portfolio will not:

(1)	invest in commodities or real estate, including limited partnership interests therein, although it may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate and may purchase or sell financial futures contracts and options thereon;

(2)	make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

(3)	as to 75% of its total assets, invest in the securities of any issuer (except obligations of the U.S. Government and its agencies and instrumentalities) if, as a result, more than 5% of the Portfolio’s total assets, at market, would be invested in the securities of such issuer;

(4)	purchase or retain securities of an issuer, if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

(5)	borrow, except from banks as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33% of its net assets, or pledge not more than 33% of such assets to secure such loans;

(6)	pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above;

(7)	invest more than 15% of the value of the Portfolio’s total assets in illiquid securities, which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments;

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(8)	engage in the business of underwriting securities issued by others;

(9)	invest for the purpose of exercising control over management of any company;

(10)	invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization;

(11)	invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years’ continuous operation;

(12)	acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry;

(13)	write or acquire options or interests in oil, gas or other mineral exploration, leases or development programs;

(14)	purchase warrants, except that the Portfolio may acquire warrants as a result of corporate actions involving its holding of other equity securities;

(15)	purchase securities on margin or sell short;

(16)	acquire more than 10% of the voting securities of any issuer, provided that this limitation applies only to 75% of the assets of the Portfolio; or

(17)	issue senior securities (as such term is defined in Section 18(f) of the Investment Company Act of 1940 (“1940 Act”)), except to the extent permitted by the 1940 Act.

The investment limitations described in (3), (4), (7), (9), (10), (11), (12) and (16) above do not prohibit the Portfolio from investing all or substantially all of its assets in the shares of another registered open-end investment company, such as the Master Fund.

The investment limitations described in (1) and (15) above do not prohibit the Portfolio from making margin deposits in connection with the purchase or sale of financial futures contracts and options thereon to the extent permitted under applicable regulations.

Although (2) above prohibits cash loans, the Portfolio is authorized to lend portfolio securities. Inasmuch as the Portfolio will only hold shares of the Master Fund, the Portfolio does not intend to lend those shares.

With respect to (5) above, a Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by a Portfolio.

Pursuant to Rule 144A under the Securities Act of 1933 (the “1933 Act”), the Master Fund may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the Master Fund’s limitations on holdings of illiquid securities stated in (7) above. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees and the Advisor will continue to monitor the liquidity of Rule 144A securities. Although not a fundamental policy subject to shareholder approval, the Portfolio (indirectly through its investment in a Master Fund) does not intend to invest more than 15% of its net assets in illiquid securities.

Although the Master Fund has retained authority to buy and sell financial futures contracts and options thereon, it has no present intention to do so.

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Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, “total assets” refers to the assets that the Portfolio or Master Fund owns, and does not include assets which the Portfolio or Master Fund does not own but over which it has effective control. For example, when applying a percentage investment limitation that is based on total assets, the Portfolio or Master Fund will exclude from its total assets those assets which represent collateral received by the Portfolio or Master Fund for its securities lending transactions.

Unless otherwise indicated, all limitations applicable to the Portfolio’s and Master Fund’s investments apply only at the time that a transaction is undertaken. Any subsequent change in the percentage of the Portfolio’s or Master Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Portfolio’s or Master Fund’s total assets will not require the Portfolio or Master Fund to dispose of an investment until the Advisor determines that it is practicable to sell or close out the position without undue market or tax consequences.

FUTURES CONTRACTS

The Master Fund is authorized to enter into futures contracts and options on futures contracts for the purpose of remaining fully invested and to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. The Master Fund will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange and brokers may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the Master Fund. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Master Fund expects to earn income on its margin deposits. The Master Fund intends to limit its futures-related investment activity so that other than with respect to bona fide hedging activity (as defined in Commodity Futures Trading Commission (“CFTC”) Rule 1.3 (z)): (i) the aggregate initial margin and premiums paid to establish commodity futures and commodity option contract positions (determined at the time the most recent position was established) do not exceed 5% of the liquidation value of the Master Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (provided that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating such 5% limitation) or (ii) the aggregate net “notional value” (i.e., the size of a commodity futures or commodity option contract in contract units (taking into account any multiplier specified in the contract), multiplied by the current market price (for a futures contract) or strike price (for an option contract) of each such unit) of all non-hedge commodity futures and commodity option contracts that the Master Fund has entered into (determined at the time the most recent position was established) does not exceed the liquidation value of the Master Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts that the Master Fund has entered into Pursuant to published positions of the Securities and Exchange Commission (the “SEC”), the Portfolio or Master Fund (or its custodian) may be required to maintain segregated accounts consisting of liquid assets such as cash, U.S. government securities, or other high grade debt obligations (or, as permitted under applicable regulation, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts.

Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, the Master Fund would continue to be required to make variation margin deposits. In such circumstances, if the Master Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

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CASH MANAGEMENT PRACTICES

The Portfolio and Master Fund engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other obligations, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. The Portfolio and Master Fund may invest cash in short-term repurchase agreements. In addition, the Master Fund may invest a portion of its assets, ordinarily not more than 20%, in high quality, highly liquid fixed income securities. The 20% guideline is not an absolute limitation but the Portfolio and Master Fund do not expect to exceed this guideline under normal circumstances. The Master Fund may invest in futures contracts and options on futures contracts.

DIRECTORS AND OFFICERS

Directors

The Board of Directors of the Fund is responsible for establishing Fund policies and for overseeing the management of the Fund. The Directors of the Fund, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Portfolio and the Master Fund.

The Board of Directors has two standing committees, the Audit Committee and the Portfolio Performance and Service Review Committee (the “Performance Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee for the Board oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee for the Board recommends the appointment of the Fund’s independent certified public accountants and also acts as a liaison between the Fund’s independent certified public accountants and the full Board. There were five Audit Committee meetings for the Fund held during the fiscal year ended November 30, 2003.

The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series and reviews the performance of the Fund’s service providers. There were two Performance Committee meetings held during the fiscal year ended November 30, 2003.

Certain biographical information for each disinterested Director and each interested Director of the Fund is set forth in the tables below, including a description of each Director’s experience as a Director of the Fund and as a director or trustee of other funds, as well as other recent professional experience.

Disinterested Directors

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
George M. Constantinides Graduate School of Business, University of Chicago 1101 E. 58th Street Chicago, IL 60637 Date of Birth: 9/22/47	Director	Since 1993	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.	83 portfolios in 4 investment companies

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Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
John P. Gould Graduate School of Business, University of Chicago 1101 E. 58th Street Chicago, IL 60637 Date of Birth: 1/19/39	Director	Since 1993	Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Member of the Boards of Milwaukee Mutual Insurance Company and UNext Inc. Formerly, Senior Vice President, Lexecon Inc. (economics, law, strategy and finance consulting). Formerly, President, Cardean University (division of UNext). Formerly, Trustee, First Prairie Funds (registered investment company).	83 portfolios in 4 investment companies	Trustee, Harbor Fund (registered investment company) (13 Portfolios).
Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Date of Birth: 5/27/43	Director	Since 1993	Professor in Practice of Finance, Yale School of Management. Director, BIRR Portfolio Analysis, Inc. (software products). Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting). Partner, Zebra Capital Management, LLC (hedge fund manager). Formerly, Director, Hospital Fund, Inc. (investment management services).	83 portfolios in 4 investment companies
Robert C. Merton Harvard Business School Morgan Hall 397 Soldiers Field Boston, MA 02163 Date of Birth: 7/31/44	Director	Since 2003	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998). Co-founder, Chief Science Officer and Director, Integrated Finance Limited (since 2002). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Formerly, Co-Founder and Principal, Long-Term Capital Management.	83 portfolios in 4 investment companies	Director, Vical Incorporated (biopharmaceutical product development).
Myron S. Scholes Oak Hill Capital Management, Inc. 2775 Sand Hill Road Suite 220 Menlo Park, CA 94025 Date of Birth: 7/01/41	Director	Since 1993	Frank E. Buck Professor Emeritus of Finance, Stanford University. Managing Partner, Oak Hill Capital Management (private equity firm). Chairman, Oak Hill Platinum Partners (hedge fund). Director, Chicago Mercantile Exchange. Consultant, Arbor Investors. Formerly, Director, Smith Breeden Family of Funds.	83 portfolios in 4 investment companies	Director, American Century Fund Complex (registered investment companies) (38 Portfolios); and Director, Chicago Mercantile Exchange Holdings Inc.
Abbie J. Smith Graduate School of Business, University of Chicago 1101 East 58th Street Chicago, IL 60637 Date of Birth: 4/30/53	Director	Since 2000	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago. Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02).	83 portfolios in 4 investment companies	Director, HON Industries Inc. (office furniture) and Director, Ryder System Inc. (transportation).

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Interested Directors

The following Interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the 1940 Act, due to their positions with the Advisor.

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
David G. Booth 1299 Ocean Avenue Santa Monica, CA 90401 Date of Birth: 12/02/46	Chairman, Director, President, Chief Executive Officer, and Chief Investment Officer	Since 1992	Chairman, Director/Trustee, President, Chief Executive Officer and Chief Investment Officer (beginning in 2003) of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Fund Advisors Canada Inc., Dimensional Emerging Markets Value Fund Inc., DFAIDG, DIG and The DFA Investment Trust Company. Director of Dimensional Fund Advisors Ltd. and formerly, Chief Investment Officer. Director, President and Chief Investment Officer (beginning in 2003) of DFA Australia Limited. Formerly, Director of Dimensional Funds PLC. Limited Partner, Oak Hill Partners. Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company). Formerly, Director of Assante Corporation (investment management).	83 portfolios in 4 investment companies
Rex A. Sinquefield* 1299 Ocean Avenue Santa Monica, CA 90401 Date of Birth: 9/07/44	Director and Chairman	Since 1992	Chairman and Director/Trustee (and prior to 2003, Chief Investment Officer) of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Emerging Markets Value Fund Inc., DFAIDG, DIG and The DFA Investment Trust Company. Director (and prior to 2003, Chief Investment Officer) of DFA Australia Limited. Director and formerly, President of Dimensional Fund Advisors Ltd. Director of Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc. Trustee, St. Louis University. Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis.	83 portfolios in 4 investment companies

[1]	Each Director holds office for an indefinite term until his or her successor is elected and qualified.

[2]	Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Fund; DFA Investment Dimensions Group Inc.; The DFA Investment Trust Company; and Dimensional Emerging Markets Value Fund Inc.

*	Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

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Information relating to each Director’s ownership (including the ownership of his or her immediate family) in the Portfolio of the Fund in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2003 is set forth in the chart below.

Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Disinterested Directors:
George M. Constantinides	None	None
John P. Gould	None	None
Roger G. Ibbotson	None	None
Robert C. Merton	None	None
Myron S. Scholes	None	$10,001-50,000
Abbie J. Smith	None	None
Interested Directors:
David G. Booth	None	Over $100,000
Rex A. Sinquefield	None	Over $100,000

Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 2003 and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year.

Director	Aggregate Compensation from the Fund**	Pension or Retirement Benefits as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Fund and DFA Fund Complex†
George M. Constantinides	$5,096	N/A	N/A	$75,500
John P. Gould	$5,062	N/A	N/A	$75,000
Roger G. Ibbotson	$5,096	N/A	N/A	$75,500
Robert C. Merton*	$3,080	N/A	N/A	$45,833
Myron S. Scholes	$4,222	N/A	N/A	$62,500
Abbie J. Smith	$5,096	N/A	N/A	$75,500

†	The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.

*	Mr. Merton was not elected to the boards of the investment companies in the DFA Fund Complex until March 2003.

**	Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended November 30, 2003 is as follows: $75,500 (Mr. Constantinides), $75,000 (Mr. Gould), $75,500 (Mr. Ibbotson) and $75,500 (Ms. Smith). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

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Officers

Below is the name, age, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., The DFA Investment Trust Company, and Dimensional Emerging Markets Value Fund Inc. (collectively, the “DFA Entities”).

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Arthur H. Barlow Date of Birth: 11/07/55	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Valerie A. Brown Date of Birth: 1/24/67	Vice President and Assistant Secretary	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd. and since June 2003, Dimensional Fund Advisors Canada Inc. Since March 2000, legal counsel for Dimensional Fund Advisors Inc. Formerly at Jones, Day, Reavis & Pogue.
Truman A. Clark Date of Birth: 4/08/41	Vice President	Since 1996	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
James L. Davis Date of Birth: 11/29/56	Vice President	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited and Dimensional Fund Advisors Ltd. Formerly at Kansas State University, Arthur Andersen & Co. and Phillips Petroleum Co.
Robert T. Deere Date of Birth: 10/08/57	Vice President	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.
Robert W. Dintzner Date of Birth: 3/18/70	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional Fund Advisors Inc. Formerly, Vice President DFA Australia Limited.
Richard A. Eustice Date of Birth: 8/05/65	Vice President and Assistant Secretary	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.
Eugene F. Fama, Jr. Date of Birth: 1/21/61	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Robert M. Fezekas Date of Birth: 10/28/70	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to December 2001, Portfolio Manager of Dimensional Fund Advisors Inc.
Glenn S. Freed Date of Birth: 11/24/61	Vice President	Since 2001	Vice President of all the DFA Entities. Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.
Henry F. Gray Date of Birth: 9/22/67	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional Fund Advisors Inc. Formerly, Vice President of DFA Australia Limited.
Kamyab Hashemi-Nejad Date of Birth: 1/22/61	Vice President, Controller and Assistant Treasurer	Since 1997	Vice President, Controller and Assistant Treasurer of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd. Formerly, Assistant Secretary of Dimensional Fund Advisors Ltd.

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Patrick Keating Date of Birth: 12/21/54	Vice President	Since 2003	Vice President of all the DFA Entities and Dimensional Fund Advisors Canada Inc. (since June 2003). Formerly, Director, President and Chief Executive Officer, Assante Asset Management Inc. (October 2000 to December 2002); Director, Assante Capital Management (October 2000 to December 2002); President and Chief Executive Officer, Assante Capital Management (October 2000 to April 2001); Executive Vice President, Assante Corporation (May 2001 to December 2002); Director, Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer, Assante Asset Management Ltd. (September 1998 to May 2001); Executive Vice President, Loring Ward (financial services company) (January 1996 to September 1998).
David M. New Date of Birth: 02/09/60	Vice President	Since 2003	Vice President of all the DFA Entities. Formerly, Client Service Manager of Dimensional Fund Advisors Inc. Formerly, Director of Research, Wurts and Associates (investment consulting firm) (December 2000 to June 2002); and President, Kobe Investment Research (August 1999 to November 2000).
Catherine L. Newell Date of Birth: 5/07/64	Vice President and Secretary	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Vice President and Assistant Secretary of DFA Australia Limited. Director, Vice President and Secretary of Dimensional Fund Advisors Ltd. (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. (since June 2003). Director of Dimensional Funds plc (since January 2002). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.
David A. Plecha Date of Birth: 10/26/61	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.
Eduardo A. Repetto Date of Birth: 1/28/67	Vice President	Since 2002	Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional Fund Advisors Inc. (June 2000 to April 2002). Formerly, Research scientist (August 1998 to June 2000), California Institute of Technology.
Michael T. Scardina Date of Birth: 10/12/55	Vice President, Chief Financial Officer and Treasurer	Since 1993	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd. and since June 2003, Dimensional Fund Advisors Canada Inc. Director of Dimensional Fund Advisors Ltd. (since February 2002) and Dimensional Funds plc (since January 2002).
David E. Schneider Date of Birth: 1/26/46	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001, Regional Director of Dimensional Fund Advisors Inc.
John C. Siciliano Date of Birth: 8/24/54	Vice President	Since 2001	Vice President of all the DFA Entities. Currently, Director of Global Institutional Services of Dimensional Fund Advisors Inc. Director of Dimensional Fund Advisors Ltd. (since May 2001). Formerly, Vice President of DFA Australia Limited. Formerly, Director of Dimensional Funds plc. Formerly, Managing Principal, Payden & Rygel Investment Counsel (April 1998 to December 2000).
Jeanne C. Sinquefield, Ph.D.* Date of Birth: 12/02/46	Executive Vice President	Since 1992	Executive Vice President of all the DFA Entities and DFA Australia Limited. Vice President (formerly, Executive Vice President) of Dimensional Fund Advisors Ltd. (since January 2003) and Dimensional Fund Advisors Canada Inc. (since June 2003).
Carl G. Snyder Date of Birth: 6/08/63	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional Fund Advisors Inc. Formerly, Vice President of DFA Australia Limited.
Karen Umland Date of Birth: 3/10/66	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd. and since June 2003, Dimensional Fund Advisors Canada Inc.
Weston J. Wellington Date of Birth: 3/01/51	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Daniel M. Wheeler Date of Birth: 3/03/45	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Global Financial Advisor Services of Dimensional Fund Advisors Inc. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

*	Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

Directors and officers as a group own less than 1% of the Fund’s outstanding stock.

SERVICES TO THE FUND

Administrative Services

The Fund has entered into an administration agreement with the Advisor on behalf of the Portfolio. Pursuant to the administration agreement, the Advisor will perform various services, including: supervision of the services provided by the Portfolio’s custodian and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; assisting the Fund to comply with the provisions of federal, state, local and foreign securities, tax and other laws applicable to the Portfolio; providing shareholders with information about the Portfolio and their investments as they or the Fund may request; assisting the Fund to conduct meetings of shareholders of record; furnishing information as the Board of Directors may require regarding the Master Fund; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. The Advisor also provides the Fund with office space and personnel. The annual fee paid monthly by the Portfolio to the Advisor for administrative services is .01% of the Portfolio’s average monthly net assets. Pursuant to the Expense Waiver and Assumption Agreement for the Portfolio, the Advisor has agreed to waive its administration fee and to assume the Portfolio’s direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of its Master Fund) to the extent necessary to limit the expenses of the Portfolio to 0.75% of its average net assets on an annualized basis. The Expense Waiver and Assumption Agreement will remain in effect for a period of one year from April 1, 2004 to April 1, 2005, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For additional information concerning the Expense Waiver and Assumption Agreement, see “Annual Fund Operating Expenses” in the prospectus. For the fiscal years ended November 30, 2003, 2002, and 2001, the Portfolio paid administrative fees to the Advisor of $20,000, $17,000, and $10,000, respectively.

PFPC Inc. (“PFPC”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for the Portfolio and the Master Fund. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodian, and transfer and dividend disbursing agency services. PFPC’s charges for its services to feeder portfolios are based on the number of feeder portfolios investing in each Master Fund and whether the Master Fund is organized to be taxed as a corporation or partnership for tax purposes. PFPC’s charges are allocated amongst the feeders based on the relative net assets of the feeders. The Portfolio invests in a Master Fund that is taxed as a corporation. PFPC’s charges in the aggregate to a group of feeder portfolios investing in Master Funds which are taxed as corporations are $1,000 per month multiplied by the number of feeders.

Shareholder Services

The Fund intends to enter into shareholder service agreements with certain Shareholder Services Agents on behalf of the Portfolio. The Shareholder Services Agents ordinarily will include (i) with respect to participants in a

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401(k) plan that invests in the Portfolio, the person designated to service the employer’s plan, and (ii) institutions whose clients, customers or members invest in the Portfolio. The services to be provided under the shareholder service agreements may include any of the following: shareholder recordkeeping; sending statements to shareholders reflecting account activities such as purchases, redemptions and dividend payments; responding to shareholder inquiries regarding their accounts; tax reporting with respect to dividends, distributions and redemptions; receiving, aggregating and processing shareholder orders; and providing the Portfolio with information necessary for the Fund to comply with state securities laws.

Custodian

PFPC Trust Company, 301 Bellevue Parkway, Wilmington, DE 19809, serves as the custodian for the Portfolio and the Master Fund. The custodian maintains a separate account or accounts for the Portfolio and Master Fund; receives, holds and releases portfolio securities on account of the Portfolio and Master Fund; makes receipts and disbursements of money on behalf of the Portfolio and Master Fund; and collects and receives income and other payments and distributions on account of the Portfolio’s and Master Fund’s portfolio securities.

Distributor

The Fund’s shares are distributed by DFA Securities Inc. (“DFAS”), a wholly-owned subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The principal business address of DFAS is 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401.

DFAS acts as an agent of the Fund by serving as the principal underwriter of the Fund’s shares. Pursuant to the Distribution Agreement with the Fund, DFAS uses its best efforts to seek or arrange for the sale of shares of the Fund, which are continuously offered. No sales charges are paid by investors or the Fund. No compensation is paid by the Fund to DFAS under the Distribution Agreement.

Legal Counsel

Stradley, Ronon, Stevens & Young, LLP serves as legal counsel to the Fund. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Certified Public Accountants

PricewaterhouseCoopers LLP are the independent certified public accountants to the Fund and audit the annual financial statements of the Fund. Their address is 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, FL 33301.

ADVISORY FEES

David G. Booth and Rex A. Sinquefield, as directors and officers of the Advisor and shareholders of the Advisor’s outstanding stock, may be deemed controlling persons of the Advisor. For the services it provides as investment advisor to the Master Fund, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Master Fund. For the fiscal years ended November 30, 2003, 2002, and 2001, the Master Fund paid advisory fees of $6,735,000, $6,344,000, and $6,132,000, respectively. The Master Fund has more than one investor; this dollar amount represents the total dollar amount of advisory fees paid by the Master Fund to the Advisor.

In approving the continuation of the advisory agreement for the Master Fund, the Board of Trustees, including those Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Advisor (the “Disinterested Trustees”), considered a number of factors, including: (i) the nature, extent and quality of services provided by the Advisor to the Master Fund; (ii) the fees and expenses borne by the Master Fund; and (iii) the performance of the Master Fund relative to a selected peer group of funds. When considering the nature and quality of the services provided by the Advisor, the Board of Trustees reviewed the scope, depth and experience of

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the Advisor’s organization and the investment professionals currently providing management services to the Master Fund. The Board of Trustees evaluated the Advisor’s portfolio management process. The Board of Trustees also considered the nature and character of non-investment management services provided by the Advisor. When considering the fees and expenses borne by the Master Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Master Fund and any additional benefits received by the Advisor (or its affiliates) in connection with providing such services, the Board of Trustees compared the fees charged by the Advisor to the Master Fund to the fees charged the funds in its peer group for comparable services, and analyzed the expenses incurred by the Advisor with respect to the Master Fund. The Board of Trustees also reviewed the Advisor’s operations, financial condition, and financial results in managing the Master Fund. The Board of Trustees noted, among other things, that the Master Fund’s management fees and total expenses as a percentage of its average net assets over various periods were highly favorable in relation to its peer group of funds. In considering the performance of the Master Fund, the Board of Trustees compared the performance of the Master Fund to the performance of a peer group of funds, and also reviewed the sales and redemption activity of the Master Fund. After requesting and reviewing such materials as it deemed necessary, and based on the considerations described above, including the high-quality of the personnel, financial condition, investment advisory capabilities, portfolio management process and the performance of the Advisor with respect to the management of the Master Fund, the Board of Trustees concluded that the management fees of the Master Fund are fair, both absolutely and in comparison with those of other funds in its peer group and the industry at large, the scope and quality of the services to be provided by the Advisor to the Master Fund were consistent with the Master Fund’s operational requirements, and that shareholders have received reasonable value in return for paying such fees and expenses. The Board of Trustees also determined that the performance results of the Master Fund were reasonable, as compared with relevant performance standards and appropriate market indexes. The Board of Trustees, including the Disinterested Trustees, therefore concluded that the continuation of the advisory agreement was in the best interests of the Master Fund and its shareholders.

GENERAL INFORMATION

The Fund was incorporated under Maryland law on March 19, 1990. The Fund was known as DFA U.S. Large Cap Inc. from February 1992, until it amended its Articles of Incorporation in April 1993, to change to its present name. Prior to a February 1992, amendment to the Articles of Incorporation, it was known as DFA U.S. Large Cap Portfolio Inc. The DFA Investment Trust Company was organized as a Delaware statutory trust (a form of entity formerly known as a business trust) on October 27, 1992. The Trust offers shares of its series only to institutional investors in private offerings.

Until April 1, 2001, the Portfolio was known as the U.S. 6-10 Value Portfolio II.

CODES OF ETHICS

The Fund, the Trust, the Adviser and DFAS have adopted a Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolio and Master Fund. The Code is designed to ensure that access persons act in the interest of the Portfolio and Master Fund, and their shareholders, with respect to any personal trading of securities. Under the Code, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio or Master Fund unless their proposed purchases are approved in advance. The Code also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The shares of the Portfolio, when issued and paid for in accordance with the Portfolio’s prospectus, will be fully paid and non-assessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemptions or any other feature.

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With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular Portfolio. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund’s bylaws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

Whenever the Portfolio, as an investor in the Master Fund, is asked to vote on a shareholder proposal, the Fund will solicit voting instructions from the Portfolio’s shareholders with respect to the proposal. The Directors of the Fund will then vote the Portfolio’s shares in the Master Fund in accordance with the voting instructions received from the Portfolio’s shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive no voting instructions in accordance with their best judgment.

Shareholder inquiries may be made by writing or calling the Shareholder Services Agent at the address or telephone number set forth in the employer’s plan documents or in documents provided by the institution.

PRINCIPAL HOLDERS OF SECURITIES

As of February 29, 2004, the following person beneficially owned 5% or more of the outstanding stock of the Portfolio, as set forth below:

BellSouth Corporation State Street Bank and Trust Co. as Trustee* 105 Rosemont Street Westwood, MA 02090	100.00%

*	Owner of record only.

PURCHASE OF SHARES

The following information supplements the information set forth in the prospectus under the caption “PURCHASE OF SHARES.”

The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange (“NYSE”) is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

The Fund reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or the Portfolio.

The Fund or its transfer agent may from time to time appoint a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders and funds from certain investors. With respect to purchases and redemptions through a sub-transfer agent, the Fund will be deemed to have received a purchase or redemption order

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when the sub-transfer agent receives the order. Shares of a Portfolio will be priced at the public offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

Reimbursement fess may be charged prospectively from time to time based upon the future experience of the Portfolio, which is currently sold at net asset value. Any such charges will be described in the prospectus.

REDEMPTION OF SHARES

The following information supplements the information set forth in the prospectus under the caption “REDEMPTION OF SHARES.”

The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC, (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (3) for such other periods as the SEC may permit.

TAXATION OF THE PORTFOLIO

The following is a summary of some of the federal income tax consequences that may affect the Portfolio. Unless your investment in a Portfolio is through a retirement plan, you should consider the tax implications of investing and consult your own tax adviser. The tax consequences described below may be affected by special rules because the Portfolio invests substantially all of its assets in the Master Fund, which is taxable as a corporation. These rules could affect the amount, timing and character of income distributed to shareholders of the Portfolio.

Distribution of Net Income

The Portfolio receives income generally in the form of its shares of dividends earned by the Master Fund on its investments. This income, less expenses incurred in the operation of the Portfolio, constitute its net investment income from which dividends may be paid to its shareholders. Any distributions by the Portfolio from such income (other than qualified dividends) will be taxable to a shareholder as ordinary income, whether they are received in cash or in additional shares. A portion of the income dividends paid to shareholders may be qualified dividends eligible to be taxed at reduced rates.

Distributions of Qualified Dividend Income

Under the 2003 Tax Act, dividends earned on the following income sources will be subject to a maximum rate of tax of 15% for individuals (5% for individuals in the 10% and 15% federal rate bracket):

•	dividends paid by domestic corporations, and

•	dividends paid by qualified foreign corporations, including:

-	corporations incorporated in a possession of the U.S.,

-	corporations eligible for benefits of a comprehensive income tax treaty with the United States that the Treasury Department determines is satisfactory (including an exchange of information program), and

-	corporations whose stock is readily tradable on an established securities market in the United States.

For individuals in the 10% and 15% tax brackets, the rate for qualified dividends received in calendar year 2008 is further reduced from 5% to 0%.

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Dividends from corporations exempt from tax, dividends from foreign personal holding companies, foreign investment companies and passive foreign investment companies (PFICs), and dividends paid from interest earned by a Master Fund on debt securities generally will not qualify for this favorable tax treatment.

Both the Portfolio’s corresponding Master Fund and the investors must each separately meet certain holding period requirements to qualify Portfolio dividends for this treatment. Specifically, the Master Fund must hold the stock for at least 61 days during the 120-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Portfolio shares for at least 61 days during the 120-day period beginning 60 days before the Portfolio distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Portfolio shares, include the day you sold your shares but not the day you acquired these shares. Under technical correction legislation introduced in the U.S. Congress in December 2003, a proposal has been made to extend the 120-day period to 121 days. If this provision becomes law, it will allow shareholders who purchase their shares on the day before the ex-dividend date and hold their shares for 61 or more days to report their dividends as qualified dividends on their individual income tax returns.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, the Portfolio will designate the portion of its ordinary dividend income that is from qualified sources. If 95% or more of the Portfolio’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income. This designation rule may have the effect of converting small amounts of ordinary income or net short-term capital gains, that otherwise would be taxable as ordinary income, into qualified dividend income eligible for taxation at reduced rates.

Distribution of Capital Gain

The Master Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from the Master Fund’s net short-term capital gain will be taxable to the Portfolio as ordinary income, and distributions from the Master Fund’s net long-term capital gain will be taxable to the Portfolio as long-term capital gain. Any net capital gains realized by the Portfolio generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund. These distributions will not be taxable to 401(k) plans or other exempt shareholders.

Capital gain dividends and any net long-term capital gains you realize from the sale of Portfolio shares are subject to a maximum rate of tax of 15% for individuals (5% for individuals in the 10% and 15% federal income tax brackets). For individuals in the 10% and 15% tax brackets, the rate for net long-term capital gains realized in calendar year 2008 is further reduced from 5% to 0%.

Sunsetting of Provisions

The special provisions of the 2003 Tax Act dealing with reduced rates of taxation for qualified dividends and net long-term capital gains are scheduled to sunset on December 31, 2008, unless extended or made permanent before that date. If these rules do sunset, the prior rates of taxation of dividends (as ordinary income) under the 2001 Tax Act will again apply for 2009 and 2010, and will then sunset and be replaced (unless these provisions are extended or made permanent) with income tax rates and provisions in effect prior to the effective date of the 2001 Tax Act. If the 2003 Tax Act changes do sunset in 2008, the rules on taxation of capital gains that were in effect prior to the 2003 Tax Act, including provisions for the taxation of five-year gains, will again be effective for 2009 and later years.

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Election to be Taxed as a Regulated Investment Company

The Portfolio intends to qualify each year as a regulated investment company by satisfying certain distribution and asset diversification requirements under the Internal Revenue Code (the “Code”). As a regulated investment company, the Portfolio generally pays no federal income tax on the income and gains it distributes to its shareholders. The Board reserves the right not to maintain the qualification of the Portfolio as a regulated investment company, if it determines such course of action to be beneficial to shareholders. In such case, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders will be taxed as dividend income to the extent of the Portfolio’s earnings and profits.

Excise Tax Distribution Requirement

To avoid federal excise taxes, the Code requires the Portfolio to distribute to you by December 31 of each year, at a minimum, the following amounts:

•	98% of its taxable ordinary income earned during the calendar year;

•	98% of its capital gain net income earned during the twelve month period ending October 31; and

•	100% of any undistributed amounts of these categories of income or gain from the prior year.

The Portfolio intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Dividends-Received Deduction for Corporations

Dividends from net investment income generally will qualify in part for the corporate dividends-received deduction, but the portion of dividends so qualified depends primarily on the aggregate qualifying dividend income received by the Portfolio from domestic (U.S.) sources. Dividends derived by the Master Fund may not qualify for the corporate dividends-received deduction because of certain timing rules, hedging activities, or debt financing activities at the level of the Master Fund, the Portfolio, or the corporate shareholder, the requisite holding period of the dividend-paying stock is not met.

Limitation on Deductibility of Losses

Losses incurred on the sale of securities by the Master Fund to another Master Fund may be disallowed if, as of the date of sale, the same persons (or, in the case of a sale of securities by the Master Fund to another Master Fund organized as a corporation (a “Corporate Master Fund”), five or fewer persons) own directly or indirectly more than 50% of the outstanding shares in both the selling and purchasing Master Funds. Under attribution rules, the shareholders of the Portfolio would be considered to own the shares of the corresponding Master Fund on a pro rata basis for purposes of applying the loss disallowance rule. In applying these attribution rules to the sale of securities by the Master Fund to another Corporate Master Fund, only shareholders that own 5% or more of the shares of the Portfolio are considered to own the shares of the corresponding Master Fund in proportion to their ownership of Portfolio shares.

Redemption of Portfolio Shares

For shareholders subject to tax, redemptions and exchanges of Portfolio shares are taxable transactions for federal and state income tax purposes that cause a shareholder to recognize a gain or loss. If a shareholder holds his shares as a capital asset, the gain or loss that he realizes will be capital gain or loss.

Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the shareholder by the Portfolio on those shares. All or a portion of any loss that a shareholder realizes upon the redemption of a Portfolio’s shares will be disallowed to the extent that the shareholder purchases other shares in the Portfolio (through reinvestment of

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dividends or otherwise) within 30 days before or after the share redemption. Any loss disallowed under these rules will be added to the shareholder’s tax basis in the new shares purchased by the shareholder.

U.S. Government Obligations

To the extent the Master Fund invests in certain U.S. Government obligations, dividends received by the Portfolio from this interest income and distributed to shareholders will not be exempt from state or local personal income taxes by virtue of the federal income status of the Master Fund as a corporation for federal income tax purposes.

Complex Securities

The Master Fund may invest in complex securities and such investments may be subject to numerous special and complicated tax rules. These rules could affect whether gains or losses recognized by the Master Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Master Fund or defer the Master Fund’s ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to a shareholder by the Portfolio.

Securities Lending

The Master Fund’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

Information on the Tax Character of Distributions

The Portfolio will inform shareholders of the amount and character of distributions at the time they are paid, and will advise shareholders of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. Shareholders who have not held shares of the Portfolio a full year may have designated and distributed to them as ordinary income or capital gain a percentage of income that is not equal to the actual amount of such income earned during the period of their investment in the Portfolio.

PROXY VOTING POLICIES

The Board of Directors of the Fund and the Board of Trustees of the Trust have delegated the authority to vote proxies for the portfolio securities held by the Portfolio and Master Fund to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor.

The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process. The Investment Committee may designate one or more of its members to oversee specific, on-going compliance with respect to the Voting Policies and may designate other personnel of the Advisor to vote proxies on behalf of the Portfolio and Master Fund, including all authorized traders of the Advisor.

The Advisor votes proxies in a manner consistent with the best interests of the Portfolio and Master Fund. Generally, the Advisor analyzes proxy statements on behalf of the Portfolio and Master Fund in accordance with the Voting Policies and the Voting Guidelines. Most proxies that the Advisor receives will be voted in accordance with the predetermined Voting Guidelines. Since nearly all proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for the Advisor to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Advisor during the proxy voting process. However, the Proxy Policies do address the procedures to be followed if a conflict of interest arises between the interests of the Portfolios or the Master Funds, and the interests of the Advisor or its affiliates. If an Investment Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines, the Advisor, prior to voting, will fully disclose the conflict to an Independent Director/Trustee of the applicable

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Portfolio’s or Master Fund’s Board of Directors/Trustees and vote the proxy in accordance with the direction of such Independent Director/Trustee.

The Voting Guidelines summarize the Advisor’s positions on various issues and give a general indication as to how the Advisor will vote proxies on each issue. The Advisor will usually vote proxies in accordance with the Voting Guidelines. However, the Advisor reserves the right to vote certain issues counter to the Voting Guidelines if, after a review of the matter (which analysis will be documented in writing), the Advisor believes that a Portfolio’s or an Underlying Fund’s best interests would be served by such vote. To the extent that the Voting Guidelines do not address a potential voting issue, the Advisor will vote on such issue in a manner that is consistent with the spirit of the Voting Guidelines and that the Advisor believes would be in the best interest of the Portfolio or Underlying Fund. Pursuant to the Voting Guidelines, the Advisor generally votes for matters such as: (i) routine business decisions (such as stock splits, name changes and setting the number of directors); (ii) reverse anti-takeover amendments; (iii) auditors; (iv) directors; (v) proposals establishing or increasing indemnification of directors; (vi) proposals eliminating or reducing director’s liability; (vii) equal access to the proxy; (viii) the right to act by written consent of shareholders and to hold special meetings of shareholders; (ix) the separation of audit and consulting responsibilities; and (x) confidential voting. As provided in the Voting Guidelines, the Advisor generally votes against matters such as: (i) anti-takeover measures (such as reincorporation to facilitate a takeover defense, adoption of fair price amendments, institution of classified boards of directors, elimination of cumulative voting and creation of super majority provisions); (ii) the issuance of a new class of stock with unequal voting rights; and (iii) blank check preferred stock proposals. The Voting Guidelines also provide that the Advisor will generally consider on an individual basis such proposals as: (i) increasing authorized common stock; (ii) establishing or increasing a stock option plan or other employee compensation plan; (iii) approving a reorganization or merger; (iv) approving a proposal by a dissident shareholder in a proxy battle; and (v) issues related to independent directors.

Under certain circumstances, the Advisor may not be able to vote proxies or the Advisor may find that the expected economic costs from voting outweigh the benefits associated with voting. Generally, the Advisor does not vote proxies on foreign securities due to local restrictions, customs or anticipated expenses.

Copies of the proxy voting records of the Portfolio and Master Fund will be available without charge, upon request, by calling collect: (310) 395-8005 and posted on the Commission’s website at http://www.sec.gov no later than August 31, 2004 and will reflect the twelve-month period beginning July 1, 2003 and ending June 30, 2004.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund may make available at month-end certain information regarding the securities holdings of the Portfolio and Master Fund (“Holdings Information”). The Holdings Information may be posted each month on the Fund’s website, www.dfaus.com, with a one-month time lag. Holdings Information also may be provided to third-party data vendors, upon request. The Fund may provide more current Holdings Information only to those financial advisors, clients, authorized consultants or authorized custodians who specifically request the more current Holdings Information and who execute a use and non-disclosure agreement, with such terms as are required from time to time by applicable rules and regulations and the Advisor.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, FL 33301, are the Fund’s independent certified public accountants. They audit the Fund’s annual financial statements. The audited financial statements and financial highlights of the Portfolio for the fiscal year ended November 30, 2003, as set forth in the Fund’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

The audited financial statements of the Master Fund for the fiscal year ended November 30, 2003, as set forth in the Trust’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

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A shareholder may obtain a copy of the reports upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of this SAI.

PERFORMANCE DATA

The Portfolio may compare its investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolio may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolio or to the Advisor, should be considered in light of the Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

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DFA INTERNATIONAL VALUE PORTFOLIO II

Dimensional Investment Group Inc.

1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401

Telephone: (310) 395-8005

STATEMENT OF ADDITIONAL INFORMATION

March 29, 2004

This statement of additional information (SAI) is not a prospectus but should be read in conjunction with the prospectus of DFA International Value Portfolio II (the “Portfolio”) of Dimensional Investment Group Inc. (the “Fund”), dated March 29, 2004, as amended from time to time. The audited financial statements and financial highlights of the Portfolio are incorporated by reference from the Fund’s annual report to shareholders. The prospectus and annual report can be obtained by writing or calling the Shareholder Services Agent for your employer’s plan.

PORTFOLIO CHARACTERISTICS AND POLICIES

The following information supplements the information set forth in the prospectus. Unless otherwise indicated, the following information applies to the DFA International Value Series (the “Master Fund”) of The DFA Investment Trust Company (the “Trust”) and to the Portfolio through its investment in the Master Fund. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the prospectus.

Dimensional Fund Advisors Inc. (the “Advisor”) serves as investment advisor to the Master Fund and provides administrative services to the Portfolio.

The Portfolio and the Master Fund are diversified under the federal securities laws and regulations.

Because the structure of the Master Fund is based on the relative market capitalizations of eligible holdings, it is possible that the Master Fund might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Master Fund and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Master Fund and the anticipated amount of the assets intended to be invested in such securities, management does not anticipate that the Master Fund will include as much as 5% of the voting securities of any issuer.

BROKERAGE TRANSACTIONS

During the fiscal years ended November 30, 2003, 2002 and 2001, the Master Fund paid brokerage commissions of $506,766, $576,457, and $386,725, respectively. The substantial increases or decreases in the amount of brokerage commissions paid by the Master Fund from year to year resulted from increases or decreases in the amount of securities that were bought and sold by the Master Fund.

Portfolio transactions of the Master Fund will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected. Brokers will be selected with these goals in view. The Advisor monitors the performance of brokers which effect transactions for the Master Fund to determine the effect that their trading has on the market prices of the securities in which it invests. The Advisor also checks the rate of commission being paid by the Master Fund to its brokers to ascertain that the rates are competitive with those charged by other brokers for similar services.

Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The Investment Management Agreement of the Master Fund permits the Advisor knowingly to pay commissions on these transactions which are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to assets under its management.

The Advisor places buy and sell orders on Instinet when the Advisor determines that the securities may not be available from other sources at a more favorable price. Instinet is an electronic information and communication network whose subscribers include most market makers as well as many institutions. Instinet charges a commission for each trade executed on its system. On any given trade, the Master Fund, by trading through Instinet, could pay a spread to a dealer on the other side of the trade plus a commission to Instinet. However, placing a buy (or sell) order on Instinet communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the Master Fund can effect transactions at the best available prices.

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During the fiscal year ended November 30, 2003, the Master Fund paid commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services to the Master Fund of $144,155 with respect to securities transactions valued at $80,936,667. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Master Fund.

The Portfolio will not incur any brokerage costs in connection with its purchase or redemption of shares of the Master Fund, except if the Portfolio receives securities or currencies from the Master Fund to satisfy the Portfolio’s redemption request.

INVESTMENT LIMITATIONS

The Portfolio has adopted certain limitations which may not be changed without the approval of the holders of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be effected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio. The investment limitations of the Master Fund are the same as those of the Portfolio.

The Portfolio will not:

(1)	invest in commodities or real estate, including limited partnership interests therein, although it may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate and may purchase or sell financial futures contracts and options thereon;

(2)	make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

(3)	as to 75% of its total assets, invest in the securities of any issuer (except obligations of the U.S. Government and its agencies and instrumentalities) if, as a result of more than 5% of the Portfolio’s total assets, at market, would be invested in the securities of such issuer;

(4)	purchase or retain securities of an issuer, if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

(5)	borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and, then, in no event in excess of 33% of its net assets, or pledge more than 33% of such assets to secure such loans;

(6)	pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above;

(7)	invest more than 15% of the value of the Portfolio’s total assets in illiquid securities, which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments;

(8)	engage in the business of underwriting securities issued by others;

(9)	invest for the purpose of exercising control over management of any company;

(10)	invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization;

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(11)	invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years’ continuous operation;

(12)	acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry;

(13)	write or acquire options or interests in oil, gas or other mineral exploration, leases or development programs, except as described in (1) above;

(14)	purchase warrants, except that the Portfolio may acquire warrants as a result of corporate actions involving its holding of equity securities;

(15)	purchase securities on margin or sell short;

(16)	acquire more than 10% of the voting securities of any issuer; or

(17)	issue senior securities (as such term is defined in Section 18(f) of the Investment Company Act of 1940 (the “1940 Act”)), except to the extent permitted by the 1940 Act.

The investment limitations described in (3), (4), (7), (9), (10), (11), (12) and (16) above do not prohibit the Portfolio from investing all or substantially all of its assets in the shares of another registered open-end investment company, such as the Master Fund.

The investment limitations described in (1) and (15) above do not prohibit the Portfolio from making margin deposits in connection with the purchase or sale of financial futures contracts and options thereon to the extent permitted under applicable regulations.

Although (2) above prohibits cash loans, the Portfolio is authorized to lend portfolio securities. Inasmuch as the Portfolio will only hold shares of the Master Fund, the Portfolio does not intend to lend those shares.

With respect to (5) above, a Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by a Portfolio.

Pursuant to Rule 144A under the Securities Act of 1933 (the “1933 Act”), the Master Fund may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the Master Fund’s limitations on holdings of illiquid securities stated in (7) above. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees and the Advisor will continue to monitor the liquidity of Rule 144A securities. Although not a fundamental policy subject to shareholder approval, the Portfolio (indirectly through its investment in the Master Fund) does not intend to invest more than 15% of its net assets in illiquid securities.

The Master Fund may acquire and sell forward foreign currency exchange contracts in order to hedge against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set in the contract. While the Master Fund has retained authority to buy and sell financial futures contracts and options thereon, it has no present intention to do so.

Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, “total assets” refers to the assets that the Master Fund owns, and does not include assets which the Master Fund does not own but over which it has effective control. For example, when applying a percentage investment limitation that is based on total assets, the Master Fund will exclude from its total assets those assets which represent collateral received by the Master Fund for its securities lending transactions.

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Unless otherwise indicated, all limitations applicable to the Portfolio’s and Master Fund’s investments apply only at the time that a transaction is undertaken. Any subsequent change in the percentage of the Portfolio’s or Master Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Portfolio’s or Master Fund’s total assets will not require the Portfolio or Master Fund to dispose of an investment until the Advisor determines that it is practicable to sell or close out the investment without undue market or tax consequences.

FUTURES CONTRACTS

The Master Fund may enter into futures contracts and options on futures contracts for the purpose of remaining fully invested and to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. The Master Fund will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange and brokers may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the Master Fund. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Master Fund expects to earn income on its margin deposits. The Master Fund intends to limit its futures-related investment activity so that other than with respect to bona fide hedging activity (as defined in Commodity Futures Trading Commission (“CFTC”) Rule 1.3 (z)): (i) the aggregate initial margin and premiums paid to establish commodity futures and commodity option contract positions (determined at the time the most recent position was established) do not exceed 5% of the liquidation value of the Master Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (provided that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating such 5% limitation or (ii) the aggregate net “notional value” (i.e., the size of a commodity futures or commodity option contract in contract units (taking into account any multiplier specified in the contract), multiplied by the current market price (for a futures contract) or strike price (for an option contract) of each such unit) of all non-hedge commodity futures and commodity option contracts that the Master Fund has entered into (determined at the time the most recent position was established) does not exceed the liquidation value of the Master Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts that the Master Fund has entered into. Pursuant to published positions of the U.S. Securities and Exchange Commission (“SEC”), the Master Fund (or its custodian) may be required to maintain segregated accounts consisting of liquid assets, such as cash or liquid securities (or, as permitted under applicable regulation, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts.

Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, the Master Fund would continue to be required to make variation margin deposits. In such circumstances, if the Master Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

CASH MANAGEMENT PRACTICES

The Portfolio and Master Fund engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other obligations, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable.

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The Portfolio and Master Fund may invest cash in short-term repurchase agreements. In addition, the following cash investments are permissible: fixed income obligations such as money market instruments; index futures contracts and options thereon. Under normal circumstances, they do not expect to invest more than 20% of their assets in such investments.

CONVERTIBLE DEBENTURES

The Master Fund may invest up to 5% of its assets in convertible debentures issued by non-U.S. companies located in countries where it is permitted to invest. Convertible debentures include corporate bonds and notes that may be converted into or exchanged for common stock. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible debenture to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derived from a common stock but lower than that afforded by a non-convertible debenture), a convertible debenture also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible debentures tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible debenture tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Master Fund may be required to pay for a convertible debenture an amount in excess of the value of the underlying common stock. Common stock acquired by the Master Fund upon conversion of a convertible debenture will generally be held for as long as the Advisor anticipates such stock will provide the Master Fund with opportunities which are consistent with the Master Fund’ investment objective and policies.

DIRECTORS AND OFFICERS

Directors

The Board of Directors of the Fund is responsible for establishing Fund policies and for overseeing the management of the Fund. The Directors of the Fund, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Portfolio and the Master Fund.

The Board of Directors has two standing committees, the Audit Committee and the Portfolio Performance and Service Review Committee (the “Performance Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee for the Board oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee for the Board recommends the appointment of the Fund’s independent certified public accountants and also acts as a liaison between the Fund’s independent certified public accountants and the full Board. There were five Audit Committee meetings for the Fund held during the fiscal year ended November 30, 2003.

The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series and reviews the performance of the Fund’s service providers. There were two Performance Committee meetings held during the fiscal year ended November 30, 2003.

Certain biographical information for each disinterested Director and each interested Director of the Fund is set forth in the tables below, including a description of each Director’s experience as a Director of the Fund and as a director or trustee of other funds, as well as other recent professional experience.

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Disinterested Directors

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
George M. Constantinides Graduate School of Business, University of Chicago 1101 E. 58th Street Chicago, IL 60637 Date of Birth: 9/22/47	Director	Since 1993	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.	83 portfolios in 4 investment companies

John P. Gould Graduate School of Business, University of Chicago 1101 E. 58th Street Chicago, IL 60637 Date of Birth: 1/19/39	Director	Since 1993	Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Member of the Boards of Milwaukee Mutual Insurance Company and UNext Inc. Formerly, Senior Vice President, Lexecon Inc. (economics, law, strategy and finance consulting). Formerly, President, Cardean University (division of UNext. Formerly, Trustee, First Prairie Funds (registered investment company).	83 portfolios in 4 investment companies	Trustee, Harbor Fund (registered investment company) (13 Portfolios).

Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Date of Birth: 5/27/43	Director	Since 1993	Professor in Practice of Finance, Yale School of Management. Director, BIRR Portfolio Analysis, Inc. (software products). Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting). Partner, Zebra Capital Management, LLC (hedge fund manager). Formerly, Director, Hospital Fund, Inc. (investment management services).	83 portfolios in 4 investment companies

Robert C. Merton Harvard Business School Morgan Hall 397 Soldiers Field Boston, MA 02163 Date of Birth: 7/31/44	Director	Since 2003	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998). Co-founder, Chief Science Officer and Director, Integrated Finance Limited (since 2002). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Formerly, Co-Founder and Principal, Long-Term Capital Management.	83 portfolios in 4 investment companies	Director, Vical Incorporated (biopharmaceutical product development).

Myron S. Scholes Oak Hill Capital Management, Inc. 2775 Sand Hill Road Suite 220 Menlo Park, CA 94025 Date of Birth: 7/01/41	Director	Since 1993	Frank E. Buck Professor Emeritus of Finance, Stanford University. Managing Partner, Oak Hill Capital Management (private equity firm). Chairman, Oak Hill Platinum Partners (hedge fund). Director, Chicago Mercantile Exchange. Consultant, Arbor Investors. Formerly, Director, Smith Breeden Family of Funds.	83 portfolios in 4 investment companies	Director, American Century Fund Complex (registered investment companies) (38 Portfolios); and Director, Chicago Mercantile Exchange Holdings Inc.

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Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
Abbie J. Smith Graduate School of Business, University of Chicago 1101 East 58th Street Chicago, IL 60637 Date of Birth: 4/30/53	Director	Since 2000	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago. Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02).	83 portfolios in 4 investment companies	Director, HON Industries Inc. (office furniture) and Director, Ryder System Inc. (transportation)

Interested Directors

The following Interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the 1940 Act, due to their positions with the Advisor.

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
David G. Booth 1299 Ocean Avenue Santa Monica, CA 90401 Date of Birth: 12/02/46	Chairman, Director, President, Chief Executive Officer, and Chief Investment Officer	Since 1992	Chairman, Director/Trustee, President, Chief Executive Officer and Chief Investment Officer (beginning in 2003) of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Fund Advisors Canada Inc., Dimensional Emerging Markets Value Fund Inc., DFAIDG, DIG and The DFA Investment Trust Company. Director of Dimensional Fund Advisors Ltd. and formerly, Chief Investment Officer. Director, President and Chief Investment Officer (beginning in 2003) of DFA Australia Limited. Formerly, Director of Dimensional Funds PLC. Limited Partner, Oak Hill Partners. Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company). Formerly, Director of Assante Corporation (investment management).	83 portfolios in 4 investment companies

Rex A. Sinquefield* 1299 Ocean Avenue Santa Monica, CA 90401 Date of Birth: 9/07/44	Director and Chairman	Since 1992	Chairman and Director/Trustee (and prior to 2003, Chief Investment Officer) of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Emerging Markets Value Fund Inc., DFAIDG, DIG and The DFA Investment Trust Company. Director (and prior to 2003, Chief Investment Officer) of DFA Australia Limited. Director and formerly, President of Dimensional Fund Advisors Ltd. Director of Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc. Trustee, St. Louis University. Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis.	83 portfolios in 4 investment companies

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[1]	Each Director holds office for an indefinite term until his or her successor is elected and qualified.
[2]	Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Fund; DFA Investment Dimensions Group Inc.; The DFA Investment Trust Company; and Dimensional Emerging Markets Value Fund Inc.
*	Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

Information relating to each Director’s ownership (including the ownership of his or her immediate family) in the Portfolio of the Fund in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2003 is set forth in the chart below.

Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Disinterested Directors:
George M. Constantinides	None	None
John P. Gould	None	None
Roger G. Ibbotson	None	None
Robert C. Merton	None	None
Myron S. Scholes	None	$10,001-50,000
Abbie J. Smith	None	None
Interested Directors:
David G. Booth	None	Over $100,000
Rex A. Sinquefield	None	Over $100,000

Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 2003 and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year.

Director	Aggregate Compensation from the Fund**	Pension or Retirement Benefits as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Fund and DFA Fund Complex†
George M. Constantinides	$5,096	N/A	N/A	$75,500
John P. Gould	$5,062	N/A	N/A	$75,000
Roger G. Ibbotson	$5,096	N/A	N/A	$75,500
Robert C. Merton*	$3,080	N/A	N/A	$45,833
Myron S. Scholes	$4,222	N/A	N/A	$62,500
Abbie J. Smith	$5,096	N/A	N/A	$75,500

†	The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.
*	Mr. Merton was not elected to the boards of the investment companies in the DFA Fund Complex until March 2003.
**	Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income

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per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended November 30, 2003 is as follows: $75,500 (Mr. Constantinides), $75,000 (Mr. Gould), $75,500 (Mr. Ibbotson) and $75,500 (Ms. Smith). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

Officers

Below is the name, age, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., The DFA Investment Trust Company, and Dimensional Emerging Markets Value Fund Inc. (collectively, the “DFA Entities”).

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Arthur H. Barlow Date of Birth: 11/07/55	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Valerie A. Brown Date of Birth: 1/24/67	Vice President and Assistant Secretary	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited,Dimensional Fund Advisors Ltd. and since June 2003, Dimensional Fund Advisors Canada Inc. Since March 2000, legal counsel for Dimensional Fund Advisors Inc. Formerly at Jones, Day, Reavis & Pogue.

Truman A. Clark Date of Birth: 4/08/41	Vice President	Since 1996	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

James L. Davis Date of Birth: 11/29/56	Vice President	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited and Dimensional Fund Advisors Ltd. Formerly at Kansas State University, Arthur Andersen & Co. and Phillips Petroleum Co.

Robert T. Deere Date of Birth: 10/08/57	Vice President	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Robert W. Dintzner Date of Birth: 3/18/70	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional Fund Advisors Inc. Formerly, Vice President DFA Australia Limited.

Richard A. Eustice Date of Birth: 8/05/65	Vice President and Assistant Secretary	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Date of Birth: 1/21/61	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert M. Fezekas Date of Birth: 10/28/70	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to December 2001, Portfolio Manager of Dimensional Fund Advisors Inc.

Glenn S. Freed Date of Birth: 11/24/61	Vice President	Since 2001	Vice President of all the DFA Entities. Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.

Henry F. Gray Date of Birth: 9/22/67	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional Fund Advisors Inc. Formerly, Vice President of DFA Australia Limited.

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Kamyab Hashemi-Nejad Date of Birth: 1/22/61	Vice President, Controller and Assistant Treasurer	Since 1997	Vice President, Controller and Assistant Treasurer of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd. Formerly, Assistant Secretary of Dimensional Fund Advisors Ltd.

Patrick Keating Date of Birth: 12/21/54	Vice President	Since 2003	Vice President of all the DFA Entities and Dimensional Fund Advisors Canada Inc. (since June 2003). Formerly, Director, President and Chief Executive Officer, Assante Asset Management Inc. (October 2000 to December 2002); Director, Assante Capital Management (October 2000 to December 2002); President and Chief Executive Officer, Assante Capital Management (October 2000 to April 2001); Executive Vice President, Assante Corporation (May 2001 to December 2002); Director, Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer, Assante Asset Management Ltd. (September 1998 to May 2001); Executive Vice President, Loring Ward (financial services company) (January 1996 to September 1998).

David M. New Date of Birth: 02/09/60	Vice President	Since 2003	Vice President of all the DFA Entities. Formerly, Client Service Manager of Dimensional Fund Advisors Inc. Formerly, Director of Research, Wurts and Associates (investment consulting firm) (December 2000 to June 2002); and President, Kobe Investment Research (August 1999 to November 2000).

Catherine L. Newell Date of Birth: 5/07/64	Vice President and Secretary	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Vice President and Assistant Secretary of DFA Australia Limited. Director, Vice President and Secretary of Dimensional Fund Advisors Ltd. (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. (since June 2003). Director of Dimensional Funds plc (since January 2002). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

David A. Plecha Date of Birth: 10/26/61	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Eduardo A. Repetto Date of Birth: 1/28/67	Vice President	Since 2002	Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional Fund Advisors Inc. (June 2000 to April 2002). Formerly, Research scientist (August 1998 to June 2000), California Institute of Technology.

Michael T. Scardina Date of Birth: 10/12/55	Vice President, Chief Financial Officer and Treasurer	Since 1993	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd. and since June 2003, Dimensional Fund Advisors Canada Inc. Director of Dimensional Fund Advisors Ltd. (since February 2002) and Dimensional Funds plc (since January 2002).

David E. Schneider Date of Birth: 1/26/46	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001, Regional Director of Dimensional Fund Advisors Inc.

John C. Siciliano Date of Birth: 8/24/54	Vice President	Since 2001	Vice President of all the DFA Entities. Currently, Director of Global Institutional Services of Dimensional Fund Advisors Inc. Director of Dimensional Fund Advisors Ltd. (since May 2001). Formerly, Vice President of DFA Australia Limited. Formerly, Director of Dimensional Funds plc. Formerly, Managing Principal, Payden & Rygel Investment Counsel (April 1998 to December 2000).

Jeanne C. Sinquefield, Ph.D.* Date of Birth: 12/02/46	Executive Vice President	Since 1992	Executive Vice President of all the DFA Entities and DFA Australia Limited. Vice President (formerly, Executive Vice President) of Dimensional Fund Advisors Ltd. (since January 2003) and Dimensional Fund Advisors Canada Inc. (since June 2003).

Carl G. Snyder Date of Birth: 6/08/63	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional Fund Advisors Inc. Formerly, Vice President of DFA Australia Limited.

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Karen Umland Date of Birth: 3/10/66	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd. and since June 2003, Dimensional Fund Advisors Canada Inc.

Weston J. Wellington Date of Birth: 3/01/51	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Daniel M. Wheeler Date of Birth: 3/03/45	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Global Financial Advisor Services of Dimensional Fund Advisors Inc. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).
[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.
*	Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

Directors and officers as a group own less than 1% of the Fund’s outstanding stock.

SERVICES TO THE FUND

Administrative Services

The Fund has entered into an administration agreement with the Advisor on behalf of the Portfolio. Pursuant to the administration agreement, the Advisor will perform various services, including: supervision of the services provided by the Portfolio’s custodian and transfer and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; assisting the Fund to comply with the provisions of federal, state, local and foreign securities, tax and other laws applicable to the Portfolio; providing shareholders with information about the Portfolio and their investments as they or the Fund may request; assisting the Fund to conduct meetings of shareholders of record; furnishing information as the Board of Directors may require regarding the Master Fund; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. The Advisor also provides the Fund with office space and personnel. The annual fee paid monthly by the Portfolio to the Advisor for administrative services is 0.01% of the average monthly net assets of the Portfolio.

Pursuant to the Expense Waiver and Assumption Agreement for the Portfolio, the Advisor has agreed to waive its administration fee and to assume the Portfolio’s direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of its Master Fund) to the extent necessary to limit the expenses of the Portfolio to 0.75% of its average net assets on an annualized basis. The Expense Waiver and Assumption Agreement will remain in effect for a period of one year from April 1, 2004 to April 1, 2005, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For additional information concerning the Expense Waiver and Assumption Agreement, see “Annual Fund Operating Expenses” in the prospectus. For the fiscal years ended November 30, 2003, 2002, and 2001, the Portfolio paid administrative fees to the Advisor of $5,000, $4,000 and $4,000, respectively.

The Fund intends to enter into shareholder service agreements with certain Shareholder Service Agents on behalf of the Portfolio. The Shareholder Service Agents ordinarily will include (i) with respect to participants in a 401(k) plan that invests in the Portfolio, the person designated to service the employer’s plan and (ii) institutions whose clients, customers or members invest in the Portfolio. The service to be provided under the shareholder service agreements may include any of the following: shareholder recordkeeping; sending statements to shareholders reflecting account activities such as purchases, redemptions and dividend payments; responding to shareholder inquiries regarding their accounts; tax reporting with respect to dividends, distributions and redemptions; receiving, aggregating and processing shareholder orders; and providing the Portfolio with information necessary for the Fund to comply with the state securities laws. For the period December 1, 2001 through April 30, 2002, the Portfolio paid

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a fee, on a monthly basis, at an annual rate of 0.10% of the aggregate daily value of all shares held in an account maintained by such Shareholder Services Agent. Effective May 1, 2002, the 0.10% fee to the Shareholder Services Agent was eliminated.

PFPC Inc. (“PFPC”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for the Portfolio and the Master Fund. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodian, and transfer and dividend disbursing agency services. PFPC’s charges for its services to feeder portfolios are based on the number of feeder portfolios investing in each Master Fund and whether the Master Fund is organized to be taxed as a corporation or partnership for tax purposes. PFPC’s charges are allocated amongst the feeders based on the relative net assets of the feeders. The Portfolio invests in a Master Fund that is taxed as a corporation. PFPC’s charges in the aggregate to a group of feeder portfolios investing in Master Funds which are taxed as corporations are $1,000 per month multiplied by the number of feeders. The Master Fund and certain other funds managed by the Advisor that invest in foreign securities (“Foreign Equity Funds”) also pay PFPC a fee for providing fair value pricing services. The total annual fee for the fair value pricing services is calculated by aggregating Foreign Equity Fund by Foreign Equity Fund an amount equal to the greater of (i) 0.005% of each Foreign Equity Fund’s assets or (ii) $20,000, and then allocating such total annual fee among the Foreign Equity Funds based on net assets.

Custodians

PFPC Trust Company, 301 Bellevue Parkway, Wilmington, DE 19809, serves as the custodian for the Portfolio. Citibank, N.A., 111 Wall Street, New York, New York 10005, is the global custodian for the Master Fund. The custodians maintain a separate account or accounts for the Portfolio and Master Fund; receive, hold and release portfolio securities on account of the Portfolio and Master Fund; make receipts and disbursements of money on behalf of the Portfolio and Master Fund; and collect and receive income and other payments and distributions on account of the Portfolio’s and Master Fund’s portfolio securities.

Distributor

The Fund’s shares are distributed by DFA Securities Inc. (“DFAS”), a wholly-owned subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The principal business address of DFAS is 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401.

DFAS acts as an agent of the Fund by serving as the principal underwriter of the Fund’s shares. Pursuant to the Distribution Agreement with the Fund, DFAS uses its best efforts to seek or arrange for the sale of shares of the Fund, which are continuously offered. No sales charges are paid by investors or the Fund. No compensation is paid by the Fund to DFAS under the Distribution Agreement.

Legal Counsel

Stradley, Ronon, Stevens & Young, LLP serves as legal counsel to the Fund. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Certified Public Accountants

PricewaterhouseCoopers LLP are the independent certified public accountants to the Fund and audit the annual financial statements of the Fund. Their address is 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, FL 33301.

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ADVISORY FEES

David G. Booth and Rex A. Sinquefield, as directors and officers of the Advisor and shareholders of the Advisor’s outstanding stock, may be deemed controlling persons of the Advisor. For the services it provides as investment advisor to the Master Fund, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Master Fund. For the fiscal years ended November 30, 2003, 2002, and 2001, the Master Fund paid advisory fees of $2,439,000, $2,340,000, and $2,801,000, respectively. The Master Fund has more than one investor; this dollar amount represents the total dollar amount of advisory fees paid by the Master Fund to the Advisor.

In approving the continuation of the advisory agreement for the Master Fund, the Board of Trustees, including those Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Advisor (the “Disinterested Trustees”), considered a number of factors, including: (i) the nature, extent and quality of services provided by the Advisor to the Master Fund; (ii) the fees and expenses borne by the Master Fund; and (iii) the performance of the Master Fund relative to a selected peer group of funds. When considering the nature and quality of the services provided by the Advisor, the Board of Trustees reviewed the scope, depth and experience of the Advisor’s organization and the investment professionals currently providing management services to the Master Fund. The Board of Trustees evaluated the Advisor’s portfolio management process. The Board of Trustees also considered the nature and character of non-investment management services provided by the Advisor. When considering the fees and expenses borne by the Master Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Master Fund and any additional benefits received by the Advisor (or its affiliates) in connection with providing such services, the Board of Trustees compared the fees charged by the Advisor to the Master Fund to the fees charged the funds in its peer group for comparable services, and analyzed the expenses incurred by the Advisor with respect to the Master Fund. The Board of Trustees also reviewed the Advisor’s operations, financial condition, and financial results in managing the Master Fund. The Board of Trustees noted, among other things, that the Master Fund’s management fees and total expenses as a percentage of its average net assets over various periods were highly favorable in relation to its peer group of funds. In considering the performance of the Master Fund, the Board of Trustees compared the performance of the Master Fund to the performance of a peer group of funds, and also reviewed the sales and redemption activity of the Master Fund. After requesting and reviewing such materials as it deemed necessary, and based on the considerations described above, including the high-quality of the personnel, financial condition, investment advisory capabilities, portfolio management process and the performance of the Advisor with respect to the management of the Master Fund, the Board of Trustees concluded that the management fees of the Master Fund are fair, both absolutely and in comparison with those of other funds in its peer group and the industry at large, the scope and quality of the services to be provided by the Advisor to the Master Fund were consistent with the Master Fund’s operational requirements, and that shareholders have received reasonable value in return for paying such fees and expenses. The Board of Trustees also determined that the performance of the Master Fund was reasonable, as compared with relevant performance standards and appropriate market indexes. The Board of Trustees, including the Disinterested Trustees, therefore concluded that the continuation of the advisory agreement was in the best interests of the Master Fund and its shareholders.

GENERAL INFORMATION

The Fund was incorporated under Maryland law on March 19, 1990. The Fund was known as DFA U.S. Large Cap Inc. from February 1992, until it amended its Articles of Incorporation in April 1993, to change to its present name. Prior to a February 1992, amendment to the Articles of Incorporation, it was known as DFA U.S. Large Cap Portfolio Inc. The DFA Investment Trust Company was organized as a Delaware statutory trust on October 27, 1992. The Trust offers shares of its series only to institutional investors in private offerings.

CODES OF ETHICS

The Fund, the Trust, the Adviser and DFAS have adopted a Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolio and Master Fund. The Code is designed to ensure that access persons act in the interest of the Portfolio and Master Fund, and their shareholders, with respect to any personal trading of securities. Under the Code, access persons are generally prohibited from knowingly buying or selling securities

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(except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio or Master Fund unless their proposed purchases are approved in advance. The Code also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The shares of the Portfolio, when issued and paid for in accordance with the Fund’s prospectus, will be fully paid and non-assessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular Portfolio. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act, or other applicable law. The Fund’s by-laws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

Whenever the Portfolio, as an investor in its Master Fund, is asked to vote on a shareholder proposal, the Fund will solicit voting instructions from the Portfolio’s shareholders with respect to the proposal. The Directors of the Fund will then vote the Portfolio’s shares in the Master Fund in accordance with the voting instructions received from the Portfolio’s shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive no voting instructions in accordance with their best judgment.

Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

PRINCIPAL HOLDERS OF SECURITIES

As of February 29, 2004, the following person beneficially owned 5% or more of the outstanding stock of the Portfolio:

BellSouth Corporation State Street Bank and Trust Co. as Trustee* 105 Rosemont Street Westwood, MA 02090	100.00%

*	Owner of record only.

PURCHASE OF SHARES

The following information supplements the information set forth in the prospectus under the caption “PURCHASE OF SHARES.”

The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange (“NYSE”) is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday,

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Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days that the NYSE is closed, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

The Fund reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or the Portfolio. Securities accepted in exchange for shares of the Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

The Funds or its transfer agent may from time to time appoint a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders and funds from certain investors. With respect to purchases and redemptions through a sub-transfer agent, the Fund will be deemed to have received a purchase or redemption order when the sub-transfer agent receives the order. Shares of a Portfolio will be priced at the public offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolio, which is currently sold at net asset value. Any such charges will be described in the prospectus.

REDEMPTION OF SHARES

The following information supplements the information set forth in the prospectus under the caption “REDEMPTION OF SHARES.”

The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (3) for such other periods as the SEC may permit.

TAXATION OF THE PORTFOLIO

The following is a summary of some of the federal income tax consequences that may affect the Portfolio. Unless your investment in the Portfolio is through a retirement plan, you should consider the tax implications of investing and consult your own tax adviser. The tax consequences described below may be affected by special rules because the Portfolio invests substantially all of its assets in the Master Fund, which is taxable as a corporation for federal income tax purposes. These rules could affect the amount, timing, and character of income distributed to shareholders of the Portfolio.

Distribution of Net Income

The Portfolio receives income generally in the form of its share of dividends earned by the Master Fund on its investments. This income, less expenses incurred in the operation of the Portfolio, constitutes its net investment income from which dividends may be paid to its shareholders. Any distributions by the Portfolio from such income (other than qualified dividends) will be taxable to a shareholder as ordinary income, whether they are received in cash or in additional shares. A portion of the income dividends paid to shareholders may be qualified dividends eligible to be taxed at reduced rates.

Distributions of Qualified Dividend income

Under the 2003 Tax Act, dividends earned on the following income sources will be subject to a maximum rate of tax of 15% for individuals (5% for individuals in the 10% and 15% federal rate bracket):

•	dividends paid by domestic corporations, and

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•	dividends paid by qualified foreign corporations, including:

–	corporations incorporated in a possession of the U.S.,

–	corporations eligible for benefits of a comprehensive income tax treaty with the United States that the Treasury Department determines is satisfactory (including an exchange of information program), and

–	corporations whose stock is readily tradable on an established securities market in the United States.

For individuals in the 10% and 15% tax brackets, the rate for qualified dividends received in calendar year 2008 is further reduced from 5% to 0%.

Dividends from corporations exempt from tax, dividends from foreign personal holding companies, foreign investment companies and passive foreign investment companies (PFICs), and dividends paid from interest earned by a Master Fund on debt securities generally will not qualify for this favorable tax treatment.

Both the Portfolio’s corresponding Master Fund and the investors must each separately meet certain holding period requirements to qualify Portfolio dividends for this treatment. Specifically, the Master Fund must hold the stock for at least 61 days during the 120-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Portfolio shares for at least 61 days during the 120-day period beginning 60 days before the Portfolio distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Portfolio shares, include the day you sold your shares but not the day you acquired these shares. Under technical correction legislation introduced in the U.S. Congress in December 2003, a proposal has been made to extend the 120-day period to 121 days. If this provision becomes law, it will allow shareholders who purchase their shares on the day before the ex-dividend date and hold their shares for 61 or more days to report their dividends as qualified dividends on their individual income tax returns.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, the Portfolio will designate the portion of its ordinary dividend income that is from qualified sources. If 95% or more of the Portfolio’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income. This designation rule may have the effect of converting small amounts of ordinary income or net short-term capital gains, that otherwise would be taxable as ordinary income, into qualified dividend income eligible for taxation at reduced rates.

Distributions of Capital Gain

The Master Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from the Master Fund’s net short-term capital gain will be taxable to the Portfolio, and in turn to its shareholders, as ordinary income, and distributions from the Master Fund’s net long-term capital gain will be taxable to the Portfolio, and in turn to its shareholders, as long-term capital gain. Any net capital gains realized by the Portfolio generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Portfolio.

Capital gain dividends and any net long-term capital gains you realize from the sale of Portfolio shares are subject to a maximum rate of tax of 15% for individuals (5% for individuals in the 10% and 15% federal income tax

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brackets). For individuals in the 10% and 15% tax brackets, the rate for net long-term capital gains realized in calendar year 2008 is further reduced from 5% to 0%.

Sunsetting of Provisions

The special provisions of the 2003 Tax Act dealing with reduced rates of taxation for qualified dividends and net long-term capital gains are scheduled to sunset on December 31, 2008, unless extended or made permanent before that date. If these rules do sunset, the prior rates of taxation of dividends (as ordinary income) under the 2001 Tax Act will again apply for 2009 and 2010, and will then sunset and be replaced (unless these provisions are extended or made permanent) with income tax rates and provisions in effect prior to the effective date of the 2001 Tax Act. If the 2003 Tax Act changes do sunset in 2008, the rules on taxation of capital gains that were in effect prior to the 2003 Tax Act, including provisions for the taxation of five-year gains, will again be effective for 2009 and later years.

Election to be Taxed as a Regulated Investment Company

The Portfolio intends to qualify each year as a regulated investment company by satisfying certain distribution and asset diversification requirements under the Internal Revenue Code (the “Code”). As a regulated investment company, the Portfolio generally pays no federal income tax on the income and gains it distributes to its shareholders. The Board reserves the right not to maintain the qualification of the Portfolio as a regulated investment company, if it determines such course of action to be beneficial to shareholders. In such case, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders will be taxed as dividend income to the extent of the Portfolio’s earnings and profits.

Excise Tax Distribution Requirement

To avoid federal excise taxes, the Code requires the Portfolio to distribute to you by December 31 of each year, at a minimum, the following amounts:

•	98% of its taxable ordinary income earned during the calendar year;

•	98% of its capital gain net income earned during the twelve month period ending October 31; and

•	100% of any undistributed amounts of these categories of income or gain from the prior year.

The Portfolio intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Effect of Foreign Withholding Taxes

The Master Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Portfolio’s income dividends paid to shareholders.

Effect of Foreign Investments on Distributions

The Portfolio invests in a Master Fund taxable as a corporation and will not be permitted to pass through a credit or deduction for foreign withholding taxes that the Master Fund pays.

Most foreign exchange gains derived from the sale of debt instruments by the Master Fund are treated as ordinary income to the Portfolio. Similarly, foreign exchange losses derived from the sale of debt instruments by the Master Fund are generally treated as ordinary losses. These gains, when distributed, will be taxable to shareholders as ordinary dividends, and any losses will reduce the Portfolio’s ordinary income otherwise available for distribution to shareholders. This treatment could increase or reduce the Portfolio’s ordinary income distributions to shareholders, and may cause some or all of the Portfolio’s previously distributed income to be classified as a return of capital.

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PFIC Securities

The Master Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). When investing in PFIC securities, the Master Fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Master Fund is required to distribute, even though it has not sold the securities.

Dividends-Received Deduction for Corporations

Dividends received by the Portfolio generally will be earned on portfolio securities of non-U.S. issuers and are not expected to qualify for the corporate dividends-received deduction.

Limitation on Deductibility of Losses

Losses incurred on the sale of securities by the Master Fund to another Master Fund may be disallowed if, as of the date of sale, the same persons (or, in the case of a sale of securities by the Master Fund to another Master Fund organized as a corporation (a “Corporate Master Fund”), five or fewer persons) own, directly or indirectly, more than 50% of the outstanding shares in both the selling and purchasing Master Funds. Under attribution rules, the shareholders of the Portfolio would be considered to own the shares of the corresponding Master Fund on a pro rata basis for purposes of applying the loss disallowance rule. In applying these attribution rules to the sale of securities by the Master Fund to a Corporate Master Fund, only shareholders that own 5% or more of the shares of the Portfolio are considered to own the shares of the corresponding Corporate Master Fund in proportion to their ownership of Portfolio shares.

Redemption of Portfolio Shares

For shareholders subject to tax, redemptions and exchanges of Portfolio shares are taxable transactions for federal and state income tax purposes that cause a shareholder to recognize a gain or loss. If a shareholder holds his shares as a capital asset, the gain or loss that he realizes will be capital gain or loss.

Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the shareholder by the Portfolio on those shares. All or a portion of any loss that a shareholder realizes upon the redemption of the Portfolio’s shares will be disallowed to the extent that the shareholder purchases other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after the share redemption. Any loss disallowed under these rules will be added to the shareholder’s tax basis in the new shares purchased by the shareholder.

U.S. Government Obligations

To the extent the Master Fund invests in certain U.S. government obligations, dividends received by the Portfolio from this interest income and distributed to shareholders will not be exempt from state or local personal income taxes by virtue of the federal income status of the Master Fund as a corporation.

Complex Securities

The Master Fund may invest in complex securities and such investments may be subject to numerous special and complicated tax rules. These rules could affect whether gains or losses recognized by the Master Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Master Fund, defer the Master Fund’s ability to recognize losses, and, in limited cases, subject the Master Fund to U.S. federal income tax on income from certain of the Master Fund’s foreign investments. In turn, these rules may affect the amount, timing or character of the income distributed to a shareholder by the Portfolio.

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Securities Lending

The Master Fund’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

Information on the Tax Character of Distributions

The Portfolio will inform shareholders of the amount and character of distributions at the time they are paid, and will advise shareholders of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. Shareholders who have not held shares of the Portfolio a full year may have designated and distributed to them as ordinary income or capital gain a percentage of income that is not equal to the actual amount of such income earned during the period of their investment in the Portfolio.

PROXY VOTING POLICIES

The Board of Directors of the Fund and the Board of Trustees of the Trust have delegated the authority to vote proxies for the portfolio securities held by the Portfolio and Master Fund to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor.

The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process. The Investment Committee may designate one or more of its members to oversee specific, on-going compliance with respect to the Voting Policies and may designate other personnel of the Advisor to vote proxies on behalf of the Portfolio and Master Fund, including all authorized traders of the Advisor.

The Advisor votes proxies in a manner consistent with the best interests of the Portfolio and Master Fund. Generally, the Advisor analyzes proxy statements on behalf of the Portfolio and Master Fund in accordance with the Voting Policies and the Voting Guidelines. Most proxies that the Advisor receives will be voted in accordance with the predetermined Voting Guidelines. Since nearly all proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for the Advisor to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Advisor during the proxy voting process. However, the Proxy Policies do address the procedures to be followed if a conflict of interest arises between the interests of the Portfolios or the Master Funds, and the interests of the Advisor or its affiliates. If an Investment Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines, the Advisor, prior to voting, will fully disclose the conflict to an Independent Director/Trustee of the applicable Portfolio’s or Master Fund’s Board of Directors/Trustees and vote the proxy in accordance with the direction of such Independent Director/Trustee.

The Voting Guidelines summarize the Advisor’s positions on various issues and give a general indication as to how the Advisor will vote proxies on each issue. The Advisor will usually vote proxies in accordance with the Voting Guidelines. However, the Advisor reserves the right to vote certain issues counter to the Voting Guidelines if, after a review of the matter (which analysis will be documented in writing), the Advisor believes that a Portfolio’s or an Master Fund’s best interests would be served by such vote. To the extent that the Voting Guidelines do not address a potential voting issue, the Advisor will vote on such issue in a manner that is consistent with the spirit of the Voting Guidelines and that the Advisor believes would be in the best interest of the Portfolio or Master Fund. Pursuant to the Voting Guidelines, the Advisor generally votes for matters such as: (i) routine business decisions (such as stock splits, name changes and setting the number of directors); (ii) reverse anti-takeover amendments; (iii) auditors; (iv) directors; (v) proposals establishing or increasing indemnification of directors; (vi) proposals eliminating or reducing director’s liability; (vii) equal access to the proxy; (viii) the right to act by written consent of shareholders and to hold special meetings of shareholders; (ix) the separation of audit and consulting responsibilities; and (x) confidential voting. As provided in the Voting Guidelines, the Advisor generally votes against matters such as: (i) anti-takeover measures (such as reincorporation to facilitate a takeover defense, adoption of fair price amendments, institution of classified boards of directors, elimination of cumulative voting and creation of super majority provisions); (ii) the issuance of a new class of stock with unequal voting rights; and (iii) blank

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check preferred stock proposals. The Voting Guidelines also provide that the Advisor will generally consider on an individual basis such proposals as: (i) increasing authorized common stock; (ii) establishing or increasing a stock option plan or other employee compensation plan; (iii) approving a reorganization or merger; (iv) approving a proposal by a dissident shareholder in a proxy battle; and (v) issues related to independent directors.

Under certain circumstances, the Advisor may not be able to vote proxies or the Advisor may find that the expected economic costs from voting outweigh the benefits associated with voting. Generally, the Advisor does not vote proxies on foreign securities due to local restrictions, customs or anticipated expenses.

Copies of the proxy voting records of the Portfolio and Master Fund will be available without charge, upon request, by calling collect: (310) 395-8005 and posted on the Commission’s website at http://www.sec.gov no later than August 31, 2004 and will reflect the twelve-month period beginning July 1, 2003 and ending June 30, 2004.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund may make available at month-end certain information regarding the securities holdings of the Portfolio and Master Fund (“Holdings Information”). The Holdings Information may be posted each month on the Fund’s website, www.dfaus.com, with a one-month time lag. Holdings Information also may be provided to third-party data vendors, upon request. The Fund may provide more current Holdings Information only to those financial advisors, clients, authorized consultants or authorized custodians who specifically request the more current Holdings Information and who execute a use and non-disclosure agreement, with such terms as are required from time to time by applicable rules and regulations and the Advisor.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, FL 33301, are the Fund’s independent certified public accountants. They audit the Fund’s annual financial statements. The audited financial statements and financial highlights of the Portfolio for the fiscal year ended November 30, 2003, as set forth in the Fund’s annual report to shareholders of the Portfolio, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

The audited financial statements of the Master Fund for the fiscal year ended November 30, 2003, as set forth in the Trust’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

A shareholder may obtain a copy of the annual reports upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of this SAI.

PERFORMANCE DATA

The Portfolio may compare its investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolio may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolio or to the Advisor, should be considered in light of the Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

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U.S. LARGE CAP VALUE PORTFOLIO II

Dimensional Investment Group Inc.

1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401

Telephone: (310) 395-8005

STATEMENT OF ADDITIONAL INFORMATION

March 29, 2004

This statement of additional information (“SAI”) is not a prospectus but should be read in conjunction with the prospectus of U.S. Large Cap Value Portfolio II (the “Portfolio”) of Dimensional Investment Group Inc. (the “Fund”), dated March 29, 2004, as amended from time to time. The audited financial statements and financial highlights of the Portfolio are incorporated by reference from the Fund’s annual report to shareholders. The prospectus and annual report can be obtained by writing to the Fund at the above address or by calling the above telephone number.

PORTFOLIO CHARACTERISTICS AND POLICIES

The following information supplements the information set forth in the prospectus. Unless otherwise indicated, it applies to The U.S. Large Cap Value Series (the “Master Fund”) of The DFA Investment Trust Company (the “Trust”) and the Portfolio through its investment in the Master Fund. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the prospectus.

Dimensional Fund Advisors Inc. (the “Advisor”) serves as investment advisor to the Master Fund and provides administrative services to the Portfolio.

The Portfolio and the Master Fund are diversified under the federal securities laws and regulations.

Because the structure of the Master Fund is based on the relative market capitalizations of eligible holdings, it is possible that the Master Fund might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Master Fund and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Master Fund and the anticipated amount of the Master Fund’s assets intended to be invested in such securities, management does not anticipate that the Master Fund will include as much as 5% of the voting securities of any issuer.

BROKERAGE TRANSACTIONS

During the fiscal years ended November 30, 2003, 2002, and 2001, the Master Fund paid brokerage commissions of $1,111,710, $1,072,620, and $589,100, respectively. The substantial increases or decreases in the amount of brokerage commissions paid by the Master Fund from year to year resulted from increases or decreases in the amount of securities that were bought and sold by the Master Fund.

Portfolio transactions of the Master Fund will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner that would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected. Brokers will be selected with these goals in view. The Advisor monitors the performance of brokers which effect transactions for the Master Fund to determine the effect that their trading has on the market prices of the securities in which it invests. The Advisor also checks the rate of commission being paid by the Master Fund to its brokers to ascertain that the rates are competitive with those charged by other brokers for similar services.

Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The Investment Management Agreement of the Master Fund permits the Advisor knowingly to pay commissions on these transactions which are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to assets under its management. During the fiscal year ended November 30, 2003, the Master Fund paid commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services to the Master Fund of $219,493 with respect to securities transactions valued at $69,324,536. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Master Fund.

The over-the-counter market companies eligible for purchase by the Master Fund may be thinly traded securities. Therefore, the Advisor believes it needs maximum flexibility to effect over-the-counter trades on a best execution basis. To that end, the Advisor places buy and sell orders for the Master Fund with market makers, third market brokers, electronic communication networks (“ECNs”) and with dealers on an agency basis. Third market

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brokers enable the Advisor to trade with other institutional holders directly on a net basis. This allows the Advisor sometimes to trade larger blocks than would be possible by going through a single market maker.

The Advisor places buy and sell orders on an ECN when the Advisor determines that the securities may not be available from other sources at a more favorable price. ECNs, such as Instinet, are electronic information and communication networks whose subscribers include most market makers as well as many institutions. ECNs charge a commission for each trade executed on their systems. For example, on any given trade, the Master Fund, by trading through an ECN, could pay a spread to a dealer on the other side of the trade plus a commission to the ECN. However, placing a buy (or sell) order on an ECN communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the Master Fund can effect transactions at the best available prices.

The Portfolio will not incur any brokerage costs in connection with its purchase or redemption of shares of the Master Fund, except if the Portfolio receives securities from the Master Fund to satisfy the Portfolio’s redemption request.

INVESTMENT LIMITATIONS

The Portfolio has adopted certain limitations that may not be changed without the approval of the holders of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be effected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio. The investment limitations of the Master Fund are the same as those of the Portfolio.

The Portfolio will not:

(1)	invest in commodities or real estate, including limited partnership interests therein, although it may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate and may purchase or sell financial futures contracts and options thereon;

(2)	make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

(3)	as to 75% of its total assets, invest in the securities of any issuer (except obligations of the U.S. Government and its agencies and instrumentalities) if, as a result, more than 5% of the Portfolio’s total assets, at market, would be invested in the securities of such issuer;

(4)	purchase or retain securities of an issuer, if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

(5)	borrow, except from banks as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33% of its net assets, or pledge more than 33% of such assets to secure such loans;

(6)	pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above;

(7)	invest more than 15% of the value of the Portfolio’s total assets in illiquid securities, which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments;

(8)	engage in the business of underwriting securities issued by others;

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(9)	invest for the purpose of exercising control over management of any company;

(10)	invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization;

(11)	invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years’ continuous operation;

(12)	acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry;

(13)	write or acquire options or interests in oil, gas or other mineral exploration, leases or development programs, except as provided in (1) above;

(14)	purchase warrants, except that the Portfolio may acquire warrants as a result of corporate actions involving its holdings of equity securities;

(15)	purchase securities on margin or sell short;

(16)	acquire more than 10% of the voting securities of any issuer, provided that this limitation applies only to 75% of the assets of the Portfolio; or

(17)	issue senior securities (as such term is defined in Section 18(f) of the Investment Company Act of 1940 (“1940 Act”), except to the extent permitted by the 1940 Act.

The investment limitations described in (3), (4), (7), (9), (10), (11), (12) and (16) above do not prohibit the Portfolio from investing all or substantially all of its assets in the shares of another registered open-end investment company, such as the Master Fund.

The investment limitations described in (1) and (15) above do not prohibit the Portfolio from making margin deposits in connection with the purchase or sale of financial futures contracts and options thereon to the extent permitted under applicable regulations.

Although (2) above prohibits cash loans, the Portfolio is authorized to lend portfolio securities. Inasmuch as the Portfolio will only hold shares of the Master Fund, the Portfolio does not intend to lend those shares.

With respect to (5) above, the Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by the Portfolio.

Pursuant to Rule 144A under the Securities Act of 1933 (the “1933 Act”), the Master Fund may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the Master Fund’s limitations on holdings of illiquid securities stated in (7) above. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees and the Advisor will continue to monitor the liquidity of Rule 144A securities. Although not a fundamental policy subject to shareholder approval, the Portfolio (indirectly through its investment in the Master Fund) does not intend to invest more than 15% of its net assets in illiquid securities.

While the Master Fund has retained authority to buy and sell financial futures contracts and options thereon, it has no present intention to do so.

Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, “total assets” refers to the assets that the Portfolio or Master Fund owns, and does not include assets which the Portfolio or Master Fund does not own but over which it has effective control. For example, when

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applying a percentage investment limitation that is based on total assets, the Portfolio or Master Fund will exclude from its total assets those assets which represent collateral received by the Portfolio or Master Fund for its securities lending transactions.

Unless otherwise indicated, all limitations applicable to the Portfolio’s and Master Fund’s investments apply only at the time that a transaction is undertaken. Any subsequent change in the percentage of the Portfolio’s or Master Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Portfolio’s or Master Fund’s total assets will not require the Portfolio or Master Fund’s to dispose of an investment until the Advisor determines that it is practicable to sell or close out the position without undue market or tax consequences.

FUTURES CONTRACTS

The Master Fund may enter into futures contracts and options on futures contracts for the purpose of remaining fully invested and to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. The Master Fund will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange, and brokers may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the Master Fund. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Master Fund expects to earn income on its margin deposits. The Master Fund intends to limit its futures-related investment activity so that other than with respect to bona fide hedging activity (as defined in Commodity Futures Trading Commission (“CFTC”) Rule 1.3 (z)): (i) the aggregate initial margin and premiums paid to establish commodity futures and commodity option contract positions (determined at the time the most recent position was established) do not exceed 5% of the liquidation value of the Master Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (provided that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating such 5% limitation) or (ii) the aggregate net “notional value” (i.e., the size of a commodity futures or commodity option contract in contract units (taking into account any multiplier specified in the contract), multiplied by the current market price (for a futures contract) or strike price (for an option contract) of each such unit) of all non-hedge commodity futures and commodity option contracts that the Master Fund has entered into (determined at the time the most recent position was established) does not exceed the liquidation value of the Master Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts that the Master Fund has entered into. Pursuant to published positions of the Securities and Exchange Commission (the “SEC”), the Portfolio or Master Fund (or its custodian) may be required to maintain segregated accounts consisting of liquid assets such as cash, U.S. government securities, or other high grade debt obligations (or, as permitted under applicable regulation, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts.

Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, the Master Fund would continue to be required to make variation margin deposits. In such circumstances, if the Master Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

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CASH MANAGEMENT PRACTICES

The Portfolio and Master Fund engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other obligations, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. The Portfolio and Master Fund may invest cash in short-term repurchase agreements. In addition, the Portfolio and Master Fund may invest a portion of its assets, ordinarily not more than 20%, in high quality, highly liquid fixed income securities, as well as index futures contracts and options thereon. The 20% guideline is not an absolute limitation but the Portfolio and Master Fund do not expect to exceed this guideline under normal circumstances. The Master Fund may invest in futures contracts and options on futures contracts.

DIRECTORS AND OFFICERS

Directors

The Board of Directors of the Fund is responsible for establishing Fund policies and for overseeing the management of the Fund. The Directors of the Fund, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Portfolio and the Master Fund.

The Board of Directors has two standing committees, the Audit Committee and the Portfolio Performance and Service Review Committee (the “Performance Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee for the Board oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee for the Board recommends the appointment of the Fund’s independent certified public accountants and also acts as a liaison between the Fund’s independent certified public accountants and the full Board. There were five Audit Committee meetings for the Fund held during the fiscal year ended November 30, 2003.

The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series and reviews the performance of the Fund’s service providers. There were two Performance Committee meetings held during the fiscal year ended November 30, 2003.

Certain biographical information for each disinterested Director and each interested Director of the Fund is set forth in the tables below, including a description of each Director’s experience as a Director of the Fund and as a director or trustee of other funds, as well as other recent professional experience.

Disinterested Directors

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
George M. Constantinides Graduate School of Business, University of Chicago 1101 E. 58th Street Chicago, IL 60637 Date of Birth: 9/22/47	Director	Since 1993	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.	83 portfolios in 4 investment companies

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Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
John P. Gould Graduate School of Business, University of Chicago 1101 E. 58th Street Chicago, IL 60637 Date of Birth: 1/19/39	Director	Since 1993	Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Member of the Boards of Milwaukee Mutual Insurance Company and UNext Inc. Formerly, Senior Vice President, Lexecon Inc. (economics, law, strategy and finance consulting). Formerly, President, Cardean University (division of UNext). Formerly, Trustee, First Prairie Funds (registered investment company).	83 portfolios in 4 investment companies	Trustee, Harbor Fund (registered investment company) (13 Portfolios).

Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Date of Birth: 5/27/43	Director	Since 1993	Professor in Practice of Finance, Yale School of Management. Director, BIRR Portfolio Analysis, Inc. (software products). Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting). Partner, Zebra Capital Management, LLC (hedge fund manager). Formerly, Director, Hospital Fund, Inc. (investment management services).	83 portfolios in 4 investment companies

Robert C. Merton Harvard Business School Morgan Hall 397 Soldiers Field Boston, MA 02163 Date of Birth: 7/31/44	Director	Since 2003	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998). Co-founder, Chief Science Officer and Director, Integrated Finance Limited (since 2002). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Formerly, Co-Founder and Principal, Long-Term Capital Management.	83 portfolios in 4 investment companies	Director, Vical Incorporated (biopharmaceutical product development).

Myron S. Scholes Oak Hill Capital Management, Inc. 2775 Sand Hill Road Suite 220 Menlo Park, CA 94025 Date of Birth: 7/01/41	Director	Since 1993	Frank E. Buck Professor Emeritus of Finance, Stanford University. Managing Partner, Oak Hill Capital Management (private equity firm). Chairman, Oak Hill Platinum Partners (hedge fund). Director, Chicago Mercantile Exchange. Consultant, Arbor Investors. Formerly, Director, Smith Breeden Family of Funds.	83 portfolios in 4 investment companies	Director, American Century Fund Complex (registered investment companies) (38 Portfolios); and Director, Chicago Mercantile Exchange Holdings Inc.

Abbie J. Smith Graduate School of Business, University of Chicago 1101 East 58th Street Chicago, IL 60637 Date of Birth: 4/30/53	Director	Since 2000	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago. Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02).	83 portfolios in 4 investment companies	Director, HON Industries Inc. (office furniture) and Director, Ryder System Inc. (transportation).

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Interested Directors

The following Interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the 1940 Act, due to their positions with the Advisor.

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
David G. Booth 1299 Ocean Avenue Santa Monica, CA 90401 Date of Birth: 12/02/46	Chairman, Director, President, Chief Executive Officer, and Chief Investment Officer	Since 1992	Chairman, Director/Trustee, President, Chief Executive Officer and Chief Investment Officer (beginning in 2003) of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Fund Advisors Canada Inc., Dimensional Emerging Markets Value Fund Inc., DFAIDG, DIG and The DFA Investment Trust Company. Director of Dimensional Fund Advisors Ltd. and formerly, Chief Investment Officer. Director, President and Chief Investment Officer (beginning in 2003) of DFA Australia Limited. Formerly, Director of Dimensional Funds PLC. Limited Partner, Oak Hill Partners. Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company). Formerly, Director of Assante Corporation (investment management).	83 portfolios in 4 investment companies

Rex A. Sinquefield* 1299 Ocean Avenue Santa Monica, CA 90401 Date of Birth: 9/07/44	Director and Chairman	Since 1992	Chairman and Director/Trustee (and prior to 2003, Chief Investment Officer) of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Emerging Markets Value Fund Inc., DFAIDG, DIG and The DFA Investment Trust Company. Director (and prior to 2003, Chief Investment Officer) of DFA Australia Limited. Director and formerly, President of Dimensional Fund Advisors Ltd. Director of Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc. Trustee, St. Louis University. Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis.	83 portfolios in 4 investment companies

[1]	Each Director holds office for an indefinite term until his or her successor is elected and qualified.
[2]	Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Fund; DFA Investment Dimensions Group Inc.; The DFA Investment Trust Company; and Dimensional Emerging Markets Value Fund Inc.
*	Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

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Information relating to each Director’s ownership (including the ownership of his or her immediate family) in the Portfolio of the Fund in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2003 is set forth in the chart below.

Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Disinterested Directors:
George M. Constantinides	None	None
John P. Gould	None	None
Roger G. Ibbotson	None	None
Robert C. Merton	None	None
Myron S. Scholes	None	$10,001-50,000
Abbie J. Smith	None	None

Interested Directors:
David G. Booth	None	Over $100,000
Rex A. Sinquefield	None	Over $100,000

Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 2003 and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year.

Director	Aggregate Compensation from the Fund**	Pension or Retirement Benefits as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Fund and DFA Fund Complex†
George M. Constantinides	$5,096	N/A	N/A	$75,500
John P. Gould	$5,062	N/A	N/A	$75,000
Roger G. Ibbotson	$5,096	N/A	N/A	$75,500
Robert C. Merton*	$3,080	N/A	N/A	$45,833
Myron S. Scholes	$4,222	N/A	N/A	$62,500
Abbie J. Smith	$5,096	N/A	N/A	$75,500

†	The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.
*	Mr. Merton was not elected to the boards of the investment companies in the DFA Fund Complex until March 2003.
**	Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended November 30, 2003 is as follows: $75,500 (Mr. Constantinides), $75,000 (Mr. Gould), $75,500 (Mr. Ibbotson) and $75,500 (Ms. Smith). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

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Officers

Below is the name, age, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., The DFA Investment Trust Company, and Dimensional Emerging Markets Value Fund Inc. (collectively, the “DFA Entities”).

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Arthur H. Barlow Date of Birth: 11/07/55	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Valerie A. Brown Date of Birth: 1/24/67	Vice President and Assistant Secretary	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd. and since June 2003, Dimensional Fund Advisors Canada Inc. Since March 2000, legal counsel for Dimensional Fund Advisors Inc. Formerly at Jones, Day, Reavis & Pogue.

Truman A. Clark Date of Birth: 4/08/41	Vice President	Since 1996	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

James L. Davis Date of Birth: 11/29/56	Vice President	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited and Dimensional Fund Advisors Ltd. Formerly at Kansas State University, Arthur Andersen & Co. and Phillips Petroleum Co.

Robert T. Deere Date of Birth: 10/08/57	Vice President	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Robert W. Dintzner Date of Birth: 3/18/70	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional Fund Advisors Inc. Formerly, Vice President DFA Australia Limited.

Richard A. Eustice Date of Birth: 8/05/65	Vice President and Assistant Secretary	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Date of Birth: 1/21/61	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert M. Fezekas Date of Birth: 10/28/70	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to December 2001, Portfolio Manager of Dimensional Fund Advisors Inc.

Glenn S. Freed Date of Birth: 11/24/61	Vice President	Since 2001	Vice President of all the DFA Entities. Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.

Henry F. Gray Date of Birth: 9/22/67	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional Fund Advisors Inc. Formerly, Vice President of DFA Australia Limited.

Kamyab Hashemi-Nejad Date of Birth: 1/22/61	Vice President, Controller and Assistant Treasurer	Since 1997	Vice President, Controller and Assistant Treasurer of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd. Formerly, Assistant Secretary of Dimensional Fund Advisors Ltd.

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Patrick Keating Date of Birth: 12/21/54	Vice President	Since 2003	Vice President of all the DFA Entities and Dimensional Fund Advisors Canada Inc. (since June 2003). Formerly, Director, President and Chief Executive Officer, Assante Asset Management Inc. (October 2000 to December 2002); Director, Assante Capital Management (October 2000 to December 2002); President and Chief Executive Officer, Assante Capital Management (October 2000 to April 2001); Executive Vice President, Assante Corporation (May 2001 to December 2002); Director, Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer, Assante Asset Management Ltd. (September 1998 to May 2001); Executive Vice President, Loring Ward (financial services company) (January 1996 to September 1998).

David M. New Date of Birth: 02/09/60	Vice President	Since 2003	Vice President of all the DFA Entities. Formerly, Client Service Manager of Dimensional Fund Advisors Inc. Formerly, Director of Research, Wurts and Associates (investment consulting firm) (December 2000 to June 2002); and President, Kobe Investment Research (August 1999 to November 2000).

Catherine L. Newell Date of Birth: 5/07/64	Vice President and Secretary	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Vice President and Assistant Secretary of DFA Australia Limited. Director, Vice President and Secretary of Dimensional Fund Advisors Ltd. (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. (since June 2003). Director of Dimensional Funds plc (since January 2002). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

David A. Plecha Date of Birth: 10/26/61	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Eduardo A. Repetto Date of Birth: 1/28/67	Vice President	Since 2002	Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional Fund Advisors Inc. (June 2000 to April 2002). Formerly, Research scientist (August 1998 to June 2000), California Institute of Technology.

Michael T. Scardina Date of Birth: 10/12/55	Vice President, Chief Financial Officer and Treasurer	Since 1993	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd. and since June 2003, Dimensional Fund Advisors Canada Inc. Director of Dimensional Fund Advisors Ltd. (since February 2002) and Dimensional Funds plc (since January 2002).

David E. Schneider Date of Birth: 1/26/46	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001, Regional Director of Dimensional Fund Advisors Inc.

John C. Siciliano Date of Birth: 8/24/54	Vice President	Since 2001	Vice President of all the DFA Entities. Currently, Director of Global Institutional Services of Dimensional Fund Advisors Inc. Director of Dimensional Fund Advisors Ltd. (since May 2001). Formerly, Vice President of DFA Australia Limited. Formerly, Director of Dimensional Funds plc. Formerly, Managing Principal, Payden & Rygel Investment Counsel (April 1998 to December 2000).

Jeanne C. Sinquefield, Ph.D.* Date of Birth: 12/02/46	Executive Vice President	Since 1992	Executive Vice President of all the DFA Entities and DFA Australia Limited. Vice President (formerly, Executive Vice President) of Dimensional Fund Advisors Ltd. (since January 2003) and Dimensional Fund Advisors Canada Inc. (since June 2003).

Carl G. Snyder Date of Birth: 6/08/63	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional Fund Advisors Inc. Formerly, Vice President of DFA Australia Limited.

Karen Umland Date of Birth: 3/10/66	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd. and since June 2003, Dimensional Fund Advisors Canada Inc.

Weston J. Wellington Date of Birth: 3/01/51	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Daniel M. Wheeler Date of Birth: 3/03/45	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Global Financial Advisor Services of Dimensional Fund Advisors Inc. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

*	Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

Directors and officers as a group own less than 1% of the Fund’s outstanding stock.

SERVICES TO THE FUND

Administrative Services

The Fund has entered into an administration agreement with the Advisor on behalf of the Portfolio. Pursuant to the administration agreement, the Advisor will perform various services, including: supervision of the services provided by the Portfolio’s custodian and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; assisting the Fund to comply with the provisions of federal, state, local and foreign securities, tax and other laws applicable to the Portfolio; providing shareholders with information about the Portfolio and their investments as they or the Fund may request; assisting the Fund to conduct meetings of shareholders of record; furnishing information as the Board of Directors may require regarding the Master Fund; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. The Advisor also provides the Fund with office space and personnel. The annual fee paid monthly by the Portfolio to the Advisor for administrative services is 0.01% of the Portfolio’s average monthly net assets.

Pursuant to the Expense Waiver and Assumption Agreement for the Portfolio, the Advisor has agreed to waive its administration fee and to assume the Portfolio’s direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of its Master Fund) to the extent necessary to limit the expenses of the Portfolio to 0.75% of its average net assets on an annualized basis. The Expense Waiver and Assumption Agreement will remain in effect for a period of one year from April 1, 2004 to April 1, 2005, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For additional information concerning the Expense Waiver and Assumption Agreement, see “Annual Fund Operating Expenses” in the prospectus. For the fiscal years ended November 30, 2003, 2002, and 2001, the Portfolio paid administrative fees to the Advisor of $8,000, $7,000, and $5,000, respectively.

PFPC Inc. (“PFPC”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for the Portfolio and the Master Fund. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodian, and transfer and dividend disbursing agency services. PFPC’s charges for its services to feeder portfolios are based on the number of feeder portfolios investing in each Master Fund and whether the Master Fund is organized to be taxed as a corporation or partnership for tax purposes. PFPC’s charges are allocated amongst the feeders based on the relative net assets of the feeders. The Portfolio invests in a Master Fund that is taxed as a corporation. PFPC’s charges in the aggregate to a group of feeder portfolios investing in Master Funds which are taxed as corporations are $1,000 per month multiplied by the number of feeders.

Shareholder Services

The Fund intends to enter into shareholder service agreements with certain Shareholder Services Agents on behalf of the Portfolio. The Shareholder Services Agents ordinarily will include (i) with respect to participants in a

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401(k) plan that invests in the Portfolio, the person designated to service the employer’s plan, and (ii) institutions whose clients, customers or members invest in the Portfolio. The services to be provided under the shareholder service agreements may include any of the following: shareholder recordkeeping; sending statements to shareholders reflecting account activities such as purchases, redemptions and dividend payments; responding to shareholder inquiries regarding their accounts; tax reporting with respect to dividends, distributions and redemptions; receiving, aggregating and processing shareholder orders; and providing the Portfolio with information necessary for the Fund to comply with state securities laws.

Custodian

PFPC Trust Company, 301 Bellevue Parkway, Wilmington, DE 19809, serves as the custodian for the Portfolio. The custodian maintains a separate account or accounts for the Portfolio and Master Fund; receives, holds and releases portfolio securities on account of the Portfolios and Master Fund; makes receipts and disbursements of money on behalf of the Portfolios and Master Fund; and collects and receives income and other payments and distributions on account of the Portfolio’s and Master Fund’s portfolio securities.

Distributor

The Fund’s shares are distributed by DFA Securities Inc. (“DFAS”), a wholly-owned subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The principal business address of DFAS is 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401.

DFAS acts as an agent of the Fund by serving as the principal underwriter of the Fund’s shares. Pursuant to the Distribution Agreement with the Fund, DFAS uses its best efforts to seek or arrange for the sale of shares of the Fund, which are continuously offered. No sales charges are paid by investors or the Fund. No compensation is paid by the Fund to DFAS under the Distribution Agreement.

Legal Counsel

Stradley, Ronon, Stevens & Young, LLP serves as legal counsel to the Fund. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Certified Public Accountants

PricewaterhouseCoopers LLP are the independent certified public accountants to the Fund and audit the annual financial statements of the Fund. Their address is 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, FL 33301.

ADVISORY FEES

David G. Booth and Rex A. Sinquefield, as directors and officers of the Advisor and shareholders of the Advisor’s outstanding stock, may be deemed controlling persons of the Advisor. For the services it provides as investment advisor to the Master Fund, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Master Fund. For the fiscal years ended November 30, 2003, 2002, and 2001, the Master Fund paid advisory fees of $1,939,000, $1,656,000, and $1,732,000, respectively. The Master Fund has more than one investor; this dollar amount represents the total dollar amount of advisory fees paid by the Master Fund to the Advisor.

In approving the continuation of the advisory agreement for the Master Fund, the Board of Trustees, including those Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Advisor (the “Disinterested Trustees”), considered a number of factors, including: (i) the nature, extent and quality of services provided by the Advisor to the Master Fund; (ii) the fees and expenses borne by the Master Fund; and (iii) the performance of the Master Fund relative to a selected peer group of funds. When considering the nature and quality of the services provided by the Advisor, the Board of Trustees reviewed the scope, depth and experience of

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the Advisor’s organization and the investment professionals currently providing management services to the Master Fund. The Board of Trustees evaluated the Advisor’s portfolio management process. The Board of Trustees also considered the nature and character of non-investment management services provided by the Advisor. When considering the fees and expenses borne by the Master Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Master Fund and any additional benefits received by the Advisor (or its affiliates) in connection with providing such services, the Board of Trustees compared the fees charged by the Advisor to the Master Fund to the fees charged the funds in its peer group for comparable services, and analyzed the expenses incurred by the Advisor with respect to the Master Fund. The Board of Trustees also reviewed the Advisor’s operations, financial condition, and financial results in managing the Master Fund. The Board of Trustees noted, among other things, that the Master Fund’s management fees and total expenses as a percentage of its average net assets over various periods were highly favorable in relation to its peer group of funds. In considering the performance of the Master Fund, the Board of Trustees compared the performance of the Master Fund to the performance of a peer group of funds, and also reviewed the sales and redemption activity of the Master Fund. After requesting and reviewing such materials as it deemed necessary, and based on the considerations described above, including the high-quality of the personnel, financial condition, investment advisory capabilities, portfolio management process and the performance of the Advisor with respect to the management of the Master Fund, the Board of Trustees concluded that the management fees of the Master Fund are fair, both absolutely and in comparison with those of other funds in its peer group and the industry at large, the scope and quality of the services to be provided by the Advisor to the Master Fund were consistent with the Master Fund’s operational requirements, and that shareholders have received reasonable value in return for paying such fees and expenses. The Board of Trustees also determined that the performance results of the Master Fund were reasonable, as compared with relevant performance standards and appropriate market indexes. The Board of Trustees, including the Disinterested Trustees, therefore concluded that the continuation of the advisory agreement was in the best interests of the Master Fund and its shareholders.

GENERAL INFORMATION

The Fund was incorporated under Maryland law on March 19, 1990. The Fund was known as DFA U.S. Large Cap Inc. from February 1992, until it amended its Articles of Incorporation in April 1993, to change to its present name. Prior to a February 1992, amendment to the Articles of Incorporation, it was known as DFA U.S. Large Cap Portfolio Inc. The DFA Investment Trust Company was organized as a Delaware statutory trust (a form of entity formerly known as a business trust) on October 27, 1992. The Trust offers shares of its series only to institutional investors in private offerings.

CODES OF ETHICS

The Fund, the Trust, the Adviser and DFAS have adopted a Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolio and Master Fund. The Code is designed to ensure that access persons act in the interest of the Portfolio and Master Fund, and their shareholders, with respect to any personal trading of securities. Under the Code, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio or Master Fund unless their proposed purchases are approved in advance. The Code also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The shares of the Portfolio, when issued and paid for in accordance with the Portfolio’s prospectus, will be fully paid and non-assessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemptions or any other feature.

With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund

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assets not attributable to any particular Portfolio. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund’s bylaws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

Whenever the Portfolio, as an investor in the Master Fund, is asked to vote on a shareholder proposal, the Fund will solicit voting instructions from the Portfolio’s shareholders with respect to the proposal. The Directors of the Fund will then vote the Portfolio’s shares in the Master Fund in accordance with the voting instructions received from the Portfolio’s shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive no voting instructions in accordance with their best judgment.

Shareholder inquiries may be made by writing or calling the Shareholder Services Agent at the address or telephone number set forth in the employer’s plan documents or in documents provided by the institution.

PRINCIPAL HOLDERS OF SECURITIES

As of February 29, 2004, the following person beneficially owned 5% or more of the outstanding stock of the Portfolio, as set forth below:

BellSouth Corporation State Street Bank and Trust Co. as Trustee* 105 Rosemont Street Westwood, MA 02090	100.00%

*	Owner of record only.

PURCHASE OF SHARES

The following information supplements the information set forth in the prospectus under the caption “PURCHASE OF SHARES.”

The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange (the “NYSE”) is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

The Fund reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or the Portfolio.

The Fund or its transfer agent may from time to time appoint a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders and funds from certain investors. With respect to purchases and redemptions through a sub-transfer agent, the Fund will be deemed to have received a purchase or redemption order when the sub-transfer agent receives the order. Shares of a Portfolio will be priced at the public offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolio, which is currently sold at net asset value. Any such charges will be described in the prospectus.

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REDEMPTION OF SHARES

The following information supplements the information set forth in the prospectus under the caption “REDEMPTION OF SHARES.”

The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC, (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (3) for such other periods as the SEC may permit.

TAXATION OF THE PORTFOLIO

The following is a summary of some of the federal income tax consequences of investing in the Portfolio. Unless your investment in the Portfolio is through a retirement plan, you should consider the tax implications of investing, and consult your own tax adviser. The tax consequences described below may be affected by special rules because the Portfolio invests substantially all of its assets in the Master Fund, which is taxable as a corporation for federal income tax purposes. These rules could affect the amount, timing and character of income distributed to shareholders of the Portfolio.

Distribution of Net Income

The Portfolio receives income generally in the form of its shares of dividends and interest earned by the Master Fund on its investments. This income, less expenses incurred in the operation of the Portfolio, constitute its net investment income from which dividends may be paid to its shareholders. Any distributions by the Portfolio from such income (other than qualified dividends) will be taxable to a shareholder as ordinary income, whether they are received in cash or in additional shares. A portion of the income dividends paid to shareholders may be qualified dividends eligible to be taxed at reduced rates.

Distributions of Qualified Dividend Income

Under the 2003 Tax Act, dividends earned on the following income sources will be subject to a maximum rate of tax of 15% for individuals (5% for individuals in the 10% and 15% federal rate bracket):

•	dividends paid by domestic corporations, and

•	dividends paid by qualified foreign corporations, including:

-	corporations incorporated in a possession of the U.S.,

-	corporations eligible for benefits of a comprehensive income tax treaty with the United States that the Treasury Department determines is satisfactory (including an exchange of information program), and

-	corporations whose stock is readily tradable on an established securities market in the United States.

For individuals in the 10% and 15% tax brackets, the rate for qualified dividends received in calendar year 2008 is further reduced from 5% to 0%.

Dividends from corporations exempt from tax, dividends from foreign personal holding companies, foreign investment companies and passive foreign investment companies (PFICs), and dividends paid from interest earned by a Master Fund on debt securities generally will not qualify for this favorable tax treatment.

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Both the Portfolio’s corresponding Master Fund and the investors must each separately meet certain holding period requirements to qualify Portfolio dividends for this treatment. Specifically, the Master Fund must hold the stock for at least 61 days during the 120-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Portfolio shares for at least 61 days during the 120-day period beginning 60 days before the Portfolio distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Portfolio shares, include the day you sold your shares but not the day you acquired these shares. Under technical correction legislation introduced in the U.S. Congress in December 2003, a proposal has been made to extend the 120-day period to 121 days. If this provision becomes law, it will allow shareholders who purchase their shares on the day before the ex-dividend date and hold their shares for 61 or more days to report their dividends as qualified dividends on their individual income tax returns.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, the Portfolio will designate the portion of its ordinary dividend income that is from qualified sources. If 95% or more of the Portfolio’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income. This designation rule may have the effect of converting small amounts of ordinary income or net short-term capital gains, that otherwise would be taxable as ordinary income, into qualified dividend income eligible for taxation at reduced rates.

Distribution of Capital Gain

The Master Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from the Master Fund’s net short-term capital gain will be taxable to the Portfolio as ordinary income, and distributions from the Master Fund’s net long-term capital gain will be taxable to the Portfolio as long-term capital gain. Any net capital gains realized by the Portfolio generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund. These distributions will not be taxable to 401(k) plans or other exempt shareholders.

Capital gain dividends and any net long-term capital gains you realize from the sale of Portfolio shares are subject to a maximum rate of tax of 15% for individuals (5% for individuals in the 10% and 15% federal income tax brackets). For individuals in the 10% and 15% tax brackets, the rate for net long-term capital gains realized in calendar year 2008 is further reduced from 5% to 0%.

Sunsetting of Provisions

The special provisions of the 2003 Tax Act dealing with reduced rates of taxation for qualified dividends and net long-term capital gains are scheduled to sunset on December 31, 2008, unless extended or made permanent before that date. If these rules do sunset, the prior rates of taxation of dividends (as ordinary income) under the 2001 Tax Act will again apply for 2009 and 2010, and will then sunset and be replaced (unless these provisions are extended or made permanent) with income tax rates and provisions in effect prior to the effective date of the 2001 Tax Act. If the 2003 Tax Act changes do sunset in 2008, the rules on taxation of capital gains that were in effect prior to the 2003 Tax Act, including provisions for the taxation of five-year gains, will again be effective for 2009 and later years.

Election to be Taxed as a Regulated Investment Company

The Portfolio intends to qualify each year as a regulated investment company by satisfying certain distribution and asset diversification requirements under the Internal Revenue Code (the “Code”). As a regulated investment company, the Portfolio generally pays no federal income tax on the income and gains it distributes to its

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shareholders. The Board reserves the right not to maintain the qualification of the Portfolio as a regulated investment company, if it determines such course of action to be beneficial to shareholders. In such case, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders will be taxed as dividend income to the extent of the Portfolio’s earnings and profits.

Excise Tax Distribution Requirement

To avoid federal excise taxes, the Code requires the Portfolio to distribute to you by December 31 of each year, at a minimum, the following amounts:

•	98% of its taxable ordinary income earned during the calendar year;
•	98% of its capital gain net income earned during the twelve month period ending October 31; and
•	100% of any undistributed amounts of these categories of income or gain from the prior year.

The Portfolio intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Dividends-Received Deduction for Corporations

Dividends from net investment income generally will qualify in part for the dividends-received deduction, but the portion of dividends so qualified depends primarily on the aggregate qualifying dividend income received by the Portfolio from domestic (U.S.) sources. Dividends derived by the Master Fund may not qualify for the corporate dividends-received deduction because of certain timing rules, hedging activities, or debt financing activities at the level of the Master Fund, the Portfolio, or the corporate shareholder, the requisite holding period of the dividend-paying stock is not met.

Limitation on Deductibility of Losses

Losses incurred on the sale of securities by the Master Fund to another Master Fund may be disallowed if, as of the date of sale, the same persons (or, in the case of a sale of securities by the Master Fund to another Master Fund organized as a corporation (a “Corporate Master Fund”), five or fewer persons) own directly or indirectly more than 50% of the outstanding shares in both the selling and purchasing Master Funds. Under attribution rules, the shareholders of the Portfolio would be considered to own the shares of the corresponding Master Fund on a pro rata basis for purposes of applying the loss disallowance rule. In applying these attribution rules to the sale of securities by the Master Fund to another Corporate Master Fund, only shareholders that own 5% or more of the shares of the Portfolio are considered to own the shares of the corresponding Master Fund in proportion to their ownership of Portfolio shares.

Redemption of Portfolio Shares

For shareholders subject to tax, redemptions and exchanges of Portfolio shares are taxable transactions for federal and state income tax purposes that cause a shareholder to recognize a gain or loss. If a shareholder holds his shares as a capital asset, the gain or loss that he realizes will be capital gain or loss.

Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the shareholder by the Portfolio on those shares. All or a portion of any loss that a shareholder realizes upon the redemption of a Portfolio’s shares will be disallowed to the extent that the shareholder purchases other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after the share redemption. Any loss disallowed under these rules will be added to the shareholder’s tax basis in the new shares purchased by the shareholder.

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U.S. Government Obligations

To the extent the Master Fund invests in certain U.S. government obligations, dividends received by the Portfolio from this interest income and distributed to shareholders will not be exempt from state or local personal income taxes by virtue of the federal income status of the Master Fund as a corporation.

Complex Securities

The Master Fund may invest in complex securities and such investments may be subject to numerous special and complicated tax rules. These rules could affect whether gains or losses recognized by the Master Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Master Fund or defer the Master Fund’s ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to a non-exempt shareholder by the Portfolio.

Securities Lending

The Master Fund’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

Information on the Tax Character of Distributions

The Portfolio will inform shareholders of the amount and character of distributions at the time they are paid, and will advise shareholders of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. Shareholders who have not held shares of the Portfolio a full year may have designated and distributed to them as ordinary income or capital gain a percentage of income that is not equal to the actual amount of such income earned during the period of their investment in the Portfolio.

PROXY VOTING POLICIES

The Board of Directors of the Fund and the Board of Trustees of the Trust have delegated the authority to vote proxies for the portfolio securities held by the Portfolio and Master Fund to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor.

The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process. The Investment Committee may designate one or more of its members to oversee specific, on-going compliance with respect to the Voting Policies and may designate other personnel of the Advisor to vote proxies on behalf of the Portfolio and Master Fund, including all authorized traders of the Advisor.

The Advisor votes proxies in a manner consistent with the best interests of the Portfolio and Master Fund. Generally, the Advisor analyzes proxy statements on behalf of the Portfolio and Master Fund in accordance with the Voting Policies and the Voting Guidelines. Most proxies that the Advisor receives will be voted in accordance with the predetermined Voting Guidelines. Since nearly all proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for the Advisor to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Advisor during the proxy voting process. However, the Proxy Policies do address the procedures to be followed if a conflict of interest arises between the interests of the Portfolios or the Master Funds, and the interests of the Advisor or its affiliates. If an Investment Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines, the Advisor, prior to voting, will fully disclose the conflict to an Independent Director/Trustee of the applicable Portfolio’s or Master Fund’s Board of Directors/Trustees and vote the proxy in accordance with the direction of such Independent Director/Trustee.

The Voting Guidelines summarize the Advisor’s positions on various issues and give a general indication as to how the Advisor will vote proxies on each issue. The Advisor will usually vote proxies in accordance with the

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Voting Guidelines. However, the Advisor reserves the right to vote certain issues counter to the Voting Guidelines if, after a review of the matter (which analysis will be documented in writing), the Advisor believes that a Portfolio’s or an Master Fund’s best interests would be served by such vote. To the extent that the Voting Guidelines do not address a potential voting issue, the Advisor will vote on such issue in a manner that is consistent with the spirit of the Voting Guidelines and that the Advisor believes would be in the best interest of the Portfolio or Master Fund. Pursuant to the Voting Guidelines, the Advisor generally votes for matters such as: (i) routine business decisions (such as stock splits, name changes and setting the number of directors); (ii) reverse anti-takeover amendments; (iii) auditors; (iv) directors; (v) proposals establishing or increasing indemnification of directors; (vi) proposals eliminating or reducing director’s liability; (vii) equal access to the proxy; (viii) the right to act by written consent of shareholders and to hold special meetings of shareholders; (ix) the separation of audit and consulting responsibilities; and (x) confidential voting. As provided in the Voting Guidelines, the Advisor generally votes against matters such as: (i) anti-takeover measures (such as reincorporation to facilitate a takeover defense, adoption of fair price amendments, institution of classified boards of directors, elimination of cumulative voting and creation of super majority provisions); (ii) the issuance of a new class of stock with unequal voting rights; and (iii) blank check preferred stock proposals. The Voting Guidelines also provide that the Advisor will generally consider on an individual basis such proposals as: (i) increasing authorized common stock; (ii) establishing or increasing a stock option plan or other employee compensation plan; (iii) approving a reorganization or merger; (iv) approving a proposal by a dissident shareholder in a proxy battle; and (v) issues related to independent directors.

Under certain circumstances, the Advisor may not be able to vote proxies or the Advisor may find that the expected economic costs from voting outweigh the benefits associated with voting. Generally, the Advisor does not vote proxies on foreign securities due to local restrictions, customs or anticipated expenses.

Copies of the proxy voting records of the Portfolio and Master Fund will be available without charge, upon request, by calling collect: (310) 395-8005 and posted on the Commission’s website at http://www.sec.gov no later than August 31, 2004 and will reflect the twelve-month period beginning July 1, 2003 and ending June 30, 2004.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund may make available at month-end certain information regarding the securities holdings of the Portfolio and Master Fund (“Holdings Information”). The Holdings Information may be posted each month on the Fund’s website, www.dfaus.com, with a one-month time lag. Holdings Information also may be provided to third-party data vendors, upon request. The Fund may provide more current Holdings Information only to those financial advisors, clients, authorized consultants or authorized custodians who specifically request the more current Holdings Information and who execute a use and non-disclosure agreement, with such terms as are required from time to time by applicable rules and regulations and the Advisor.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, FL 33301, are the Fund’s independent certified public accountants. They audit the Fund’s annual financial statements. The audited financial statements and financial highlights of the Portfolio for the fiscal year ended November 30, 2003, as set forth in the Fund’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

The audited financial statements of the Master Fund for the fiscal year ended November 30, 2003, as set forth in the Trust’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

A shareholder may obtain a copy of the annual reports upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of this SAI.

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PERFORMANCE DATA

The Portfolio may compare its investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolio may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolio or to the Advisor, should be considered in light of the Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

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DFA INTERNATIONAL VALUE PORTFOLIO IV

EMERGING MARKETS PORTFOLIO II

Dimensional Investment Group Inc.

1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401

Telephone: (310) 395-8005

STATEMENT OF ADDITIONAL INFORMATION

March 29, 2004

This statement of additional information (“SAI”) is not a prospectus but should be read in conjunction with the prospectus of DFA International Value Portfolio IV and Emerging Markets Portfolio II (individually, a “Portfolio” and, collectively, the “Portfolios”) of Dimensional Investment Group Inc. (the “Fund”), dated March 29, 2004, as amended from time to time.

The audited financial statements and financial highlights of the Fund are incorporated by reference from the Fund’s annual report to shareholders. The prospectus and annual report can be obtained by writing to the Fund at the above address or by calling the above telephone number.

PORTFOLIO CHARACTERISTICS AND POLICIES

The following information supplements the information set forth in the prospectus. Unless otherwise indicated, it applies to all of the DFA International Value Series (“International Value Series”) and the Emerging Markets Series (together, the “Master Funds”) of the DFA Investment Trust Company (the “Trust”) and to the Portfolios through their investment in the Master Funds. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the prospectus.

Dimensional Fund Advisors Inc. (the “Advisor”) serves as investment advisor to each Master Fund and provides administrative services to the Portfolios.

Each of the Portfolios and the Master Funds is diversified under the federal securities laws and regulations.

Because the structures of the Master Funds are based on the relative market capitalizations of eligible holdings, it is possible that a Master Fund might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Master Fund and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Master Funds and the anticipated amount of the assets intended to be invested in such securities, management does not anticipate that a Master Fund will include as much as 5% of the voting securities of any issuer.

BROKERAGE TRANSACTIONS

The following table reports brokerage commissions paid by the Master Funds.

BROKERAGE COMMISSIONS

FISCAL YEARS ENDED NOVEMBER 30, 2003, 2002 AND 2001

	2003	2002	2001
International Value Series	$506,766	$576,457	$386,725
Emerging Markets Series	$503,628	$326,443	$324,859

The substantial increases or decreases in the amount of brokerage commissions paid by the Master Funds from year to year indicated in the foregoing table resulted from increases or decreases in the amount of securities that were bought and sold by the Master Funds.

Portfolio transactions of each Master Fund will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected. Brokers will be selected with these goals in view. The Advisor monitors the performance of brokers which effect transactions for the Master Funds to determine the effect that their trading has on the market prices of the securities in which it invests. The Advisor also checks the rate of commission being paid by the Master Funds to its brokers to ascertain that the rates are competitive with those charged by other brokers for similar services.

Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The Investment Management Agreement of each Master Fund permits the Advisor knowingly to pay commissions on these transactions which are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the Master Funds. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Master Funds. During the fiscal year ended November 30,

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2003, the International Value Series and Emerging Markets Series paid commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services to the Master Funds as follows:

	Value of Securities Transactions	Brokerage Commissions
International Value Series	$80,936,667	$144,155
Emerging Markets Series	$0	$0

Neither Portfolio will incur any brokerage costs in connection with its purchase or redemption of shares of its corresponding Master Funds, except if a Portfolio receives securities or currencies from the corresponding Master Funds to satisfy the Portfolio’s redemption request. See “REDEMPTION OF SHARES.”

INVESTMENT LIMITATIONS

Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of the holders of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be effected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio. The investment limitations of each Master Fund are the same as those of the corresponding Portfolio.

The Portfolios will not:

(1)	invest in commodities or real estate, including limited partnership interests therein, although they may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate and may purchase or sell financial futures contracts and options thereon;

(2)	make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

(3)	as to 75% of the total assets of a Portfolio, invest in the securities of any issuer (except obligations of the U.S. Government and its agencies and instrumentalities) if, as a result of more than 5% of the Portfolio’s total assets, at market, would be invested in the securities of such issuer;

(4)	purchase or retain securities of an issuer, if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

(5)	borrow, except from banks as a temporary measure for extraordinary or emergency purposes and, then, in no event, in excess of 33% of its net assets, or pledge more than 33% of such assets to secure such loans;

(6)	pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above;

(7)	invest more than 15% of the value of the Portfolio’s total assets in illiquid securities, which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments;

(8)	engage in the business of underwriting securities issued by others;

(9)	invest for the purpose of exercising control over management of any company;

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(10)	invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization, provided that the Emerging Markets Portfolio may invest its assets in securities of investment companies and units of such companies such as, but not limited to, S&P Depository Receipts;

(11)	invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years’ continuous operation;

(12)	acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry;

(13)	write or acquire options (except as described in (1) above) or interests in oil, gas or other mineral exploration, leases or development programs;

(14)	purchase warrants, except that the Portfolios may acquire warrants as a result of corporate actions involving their holdings of equity securities;

(15)	purchase securities on margin or sell short;

(16)	acquire more than 10% of the voting securities of any issuer, provided that this limitation applies only to 75% of the assets of the Emerging Markets Portfolio II; or

(17)	issue senior securities (as such term is defined in Section 18(f) of the Investment Company Act of 1940 (the “1940 Act”)), except to the extent permitted under the 1940 Act.

The investment limitations described in (3), (4), (7), (9), (10), (11), (12) and (16) above do not prohibit each Portfolio from investing all or substantially all of its assets in the shares of another registered open-end investment company, such as the Master Funds.

The investment limitations described in (1) and (15) above do not prohibit each Portfolio from making margin deposits in connection with the purchase or sale of financial futures contracts and options thereon to the extent permitted under applicable regulations.

Although (2) above prohibits cash loans, the Portfolios are authorized to lend portfolio securities. Inasmuch as the Portfolios will only hold shares of a corresponding Master Fund, the Portfolios do not intend to lend those shares.

For purposes of (5) above, the Emerging Markets Portfolio II (indirectly through its investment in the Emerging Markets Series) may borrow in connection with a foreign currency transaction or the settlement of a portfolio trade. The only type of borrowing contemplated thereby is the use of a letter of credit issued on the Series’ behalf in lieu of depositing initial margin in connection with currency futures contracts, and the Series have no present intent to engage in any other types of borrowing transactions under this authority. With respect to (5) above, a Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by a Portfolio.

Pursuant to Rule 144A under the Securities Act of 1933 (the “1933 Act”), the Master Funds may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid securities stated in (7) above. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees and the Advisor will continue to monitor the liquidity of Rule 144A securities. Although not a fundamental policy subject to shareholder approval, the Portfolios (indirectly through their investment in the Master Funds) do not intend to invest more than 15% of their net assets in illiquid securities.

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For the purposes of (12) above, utility companies will be divided according to their services; e.g., gas, gas transmission, electric and gas, electric, water and telephone will each be considered a separate industry.

The International Value Portfolio IV and Emerging Markets Portfolio II (indirectly through their investment in the Trust) may acquire and sell forward foreign currency exchange contracts in order to hedge against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set in the contract. While the International Value Series has retained authority to buy and sell financial futures contracts and options thereon, it has no present intention to do so.

Notwithstanding any of the above investment restrictions, the Emerging Markets Series may establish subsidiaries or other similar vehicles for the purpose of conducting their investment operations in Approved Markets, if such subsidiaries or vehicles are required by local laws or regulations governing foreign investors such as the Series or whose use is otherwise considered by the Series to be advisable. The Series would “look through” any such vehicle to determine compliance with its investment restrictions.

Unless otherwise indicated, all limitations applicable to the Portfolios’ and Master Funds’ investments apply only at the time that a transaction is undertaken. Any subsequent change in the percentage of a Portfolio’s or Master Funds’ assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Portfolio’s or Master Funds’ total assets will not require a Portfolio or Master Fund to dispose of an investment until the Advisor determines that it is practicable to sell or close out the investment without undue market or tax consequences.

FUTURES CONTRACTS

The Master Funds each may enter into futures contracts and options on futures contracts for the purpose of remaining fully invested and to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. A Master Fund will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange and brokers may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to a Master Fund. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Master Funds expect to earn income on their margin deposits. Each Master Fund intends to limit its futures-related investment activity so that other than with respect to bona fide hedging activity (as defined in Commodity Futures Trading Commission (“CFTC”) Rule 1.3 (z)): (i) the aggregate initial margin and premiums paid to establish commodity futures and commodity option contract positions (determined at the time the most recent position was established) do not exceed 5% of the liquidation value of the Master Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (provided that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating such 5% limitation) or (ii) the aggregate net “notional value” (i.e., the size of a commodity futures or commodity option contract in contract units (taking into account any multiplier specified in the contract), multiplied by the current market price (for a futures contract) or strike price (for an option contract) of each such unit) of all non-hedge commodity futures and commodity option contracts that the Master Fund has entered into (determined at the time the most recent position was established) does not exceed the liquidation value of the Master Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts that the Master Fund has entered into. Pursuant to published positions of the Securities and Exchange Commission (the “SEC”), the Master Funds (or their custodians) may be required to maintain segregated accounts consisting of liquid assets, such as cash or liquid securities (or, as permitted under applicable interpretations, enter into offsetting positions) in connection with their futures contract transactions in order to cover their obligations with respect to such contracts.

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Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, a Master Fund would continue to be required to make variation margin deposits. In such circumstances, if a Master Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

CASH MANAGEMENT PRACTICES

All Portfolios and Master Funds engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other obligations, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. In the case of the Emerging Markets Series, cash investments may be made for temporary defensive purposes during periods in which market, economic or political conditions warrant.

All the Portfolios and Master Funds may invest cash in short-term repurchase agreements. In addition, the following cash investments are permissible:

Portfolios and Series	Permissible Cash Investment	Percentage Guidelines*
International Value	Fixed income obligations such as money market instruments; index futures contracts and options thereon	20%

Emerging Markets	Money market instruments; highly liquid debt securities; freely convertible currencies; shares of money market mutual funds;** index futures contracts and options thereon	10%

*	The percentage guidelines set forth above are not absolute limitations but the Portfolios and Master Funds do not expect to exceed these guidelines under normal circumstances.

**	Investments in money market mutual funds may involve duplication of certain fees and expenses.

CONVERTIBLE DEBENTURES

The Master Funds each may invest up to 5% of their assets in convertible debentures issued by non-U.S. companies located in countries where the Master Funds are permitted to invest. The International Value Series also may invest up to 5% of its assets in convertible debentures issued by large non-U.S. companies. Convertible debentures include corporate bonds and notes that may be converted into or exchanged for common stock. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible debenture to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derived from a common stock but lower than that afforded by a non-convertible debenture), a convertible debenture also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible debentures tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible debenture tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Master Funds may be required to pay for a convertible debenture an amount in excess of the value of the underlying common stock. Common stock acquired by the Master Funds

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upon conversion of a convertible debenture will generally be held for as long as the Advisor anticipates such stock will provide the Master Funds with opportunities which are consistent with its investment objective and policies.

DIRECTORS AND OFFICERS

Directors

The Board of Directors of the Fund is responsible for establishing Fund policies and for overseeing the management of the Fund. The Directors of the Fund, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Portfolios and the Master Funds.

The Board of Directors has two standing committees, the Audit Committee and the Portfolio Performance and Service Review Committee (the “Performance Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee for the Board oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee for the Board recommends the appointment of the Fund’s independent certified public accountants and also acts as a liaison between the Fund’s independent certified public accountants and the full Board. There were five Audit Committee meetings for the Fund held during the fiscal year ended November 30, 2003.

The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series and reviews the performance of the Fund’s service providers. There were two Performance Committee meetings held during the fiscal year ended November 30, 2003.

Certain biographical information for each disinterested Director and each interested Director of the Fund is set forth in the tables below, including a description of each Director’s experience as a Director of the Fund and as a director or trustee of other funds, as well as other recent professional experience.

Disinterested Directors

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
George M. Constantinides Graduate School of Business, University of Chicago 1101 E. 58th Street Chicago, IL 60637 Date of Birth: 9/22/47	Director	Since 1993	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.	83 portfolios in 4 investment companies
John P. Gould Graduate School of Business, University of Chicago 1101 E. 58th Street Chicago, IL 60637 Date of Birth: 1/19/39	Director	Since 1993	Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Member of the Boards of Milwaukee Mutual Insurance Company and UNext Inc. Formerly, Senior Vice President, Lexecon Inc. (economics, law, strategy and finance consulting). Formerly, President, Cardean University (division of UNext). Formerly, Trustee, First Prairie Funds (registered investment company).	83 portfolios in 4 investment companies	Trustee, Harbor Fund (registered investment company) (13 Portfolios).

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Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Date of Birth: 5/27/43	Director	Since 1993	Professor in Practice of Finance, Yale School of Management. Director, BIRR Portfolio Analysis, Inc. (software products). Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting). Partner, Zebra Capital Management, LLC (hedge fund manager). Formerly, Director, Hospital Fund, Inc. (investment management services).	83 portfolios in 4 investment companies
Robert C. Merton Harvard Business School Morgan Hall 397 Soldiers Field Boston, MA 02163 Date of Birth: 7/31/44	Director	Since 2003	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998). Co-founder, Chief Science Officer and Director, Integrated Finance Limited (since 2002). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Formerly, Co-Founder and Principal, Long-Term Capital Management.	83 portfolios in 4 investment companies	Director, Vical Incorporated (biopharmaceutical product development).
Myron S. Scholes Oak Hill Capital Management, Inc. 2775 Sand Hill Rd. Suite 220 Menlo Park, CA 94025 Date of Birth: 7/01/41	Director	Since 1993	Frank E. Buck Professor Emeritus of Finance, Stanford University. Managing Partner, Oak Hill Capital Management (private equity firm). Chairman, Oak Hill Platinum Partners (hedge fund). Director, Chicago Mercantile Exchange. Consultant, Arbor Investors. Formerly, Director, Smith Breeden Family of Funds.	83 portfolios in 4 investment companies	Director, American Century Fund Complex (registered investment companies) (38 Portfolios); and Director, Chicago Mercantile Exchange Holdings Inc.
Abbie J. Smith Graduate School of Business, University of Chicago 1101 East 58th Street Chicago, IL 60637 Date of Birth: 4/30/53	Director	Since 2000	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago. Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02).	83 portfolios in 4 investment companies	Director, HON Industries Inc. (office furniture) and Director, Ryder System Inc. (transportation).

Interested Directors

The following Interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the 1940 Act, due to their positions with the Advisor.

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Name Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
David G. Booth 1299 Ocean Avenue Santa Monica, CA 90401 Date of Birth: 12/02/46	Chairman, Director, President, Chief Executive Officer, and Chief Investment Officer	Since 1992	Chairman, Director/Trustee, President, Chief Executive Officer and Chief Investment Officer (beginning in 2003) of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Fund Advisors Canada Inc., Dimensional Emerging Markets Value Fund Inc., DFAIDG, DIG and The DFA Investment Trust Company. Director of Dimensional Fund Advisors Ltd. and formerly, Chief Investment Officer. Director, President and Chief Investment Officer (beginning in 2003) of DFA Australia Limited. Formerly, Director of Dimensional Funds PLC. Limited Partner, Oak Hill Partners. Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company). Formerly, Director of Assante Corporation (investment management).	83 portfolios in 4 investment companies
Rex A. Sinquefield* 1299 Ocean Avenue Santa Monica, CA 90401 Date of Birth: 9/07/44	Director and Chairman	Since 1992

Chairman and Director/Trustee

(and prior to 2003, Chief Investment Officer) of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Emerging Markets Value Fund Inc., DFAIDG, DIG and The DFA Investment Trust Company. Director (and prior to 2003, Chief Investment Officer) of DFA Australia Limited. Director and formerly, President of Dimensional Fund Advisors Ltd. Director of Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc. Trustee, St. Louis University. Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis.

83 portfolios in 4 investment companies

[1]	Each Director holds office for an indefinite term until his or her successor is elected and qualified.

[2]	Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Fund; DFA Investment Dimensions Group Inc.; The DFA Investment Trust Company; and Dimensional Emerging Markets Value Fund Inc.

*	Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

Information relating to each Director’s ownership (including the ownership of his or her immediate family) in each Portfolio of the Fund in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2003 is set forth in the chart below.

Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Disinterested Directors:
George M. Constantinides	None	None
John P. Gould	None	None
Roger G. Ibbotson	None	None
Robert C. Merton	None	None
Myron S. Scholes	None	$10,001-50,000
Abbie J. Smith	None	None
Interested Directors:
David G. Booth	None	Over $100,000
Rex A. Sinquefield	None	Over $100,000

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Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 2003 and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year.

Director	Aggregate Compensation from the Fund**	Pension or Retirement Benefits as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Fund and DFA Fund Complex†
George M. Constantinides	$5,096	N/A	N/A	$75,500
John P. Gould	$5,062	N/A	N/A	$75,000
Roger G. Ibbotson	$5,096	N/A	N/A	$75,500
Robert C. Merton*	$3,080	N/A	N/A	$45,833
Myron S. Scholes	$4,222	N/A	N/A	$62,500
Abbie J. Smith	$5,096	N/A	N/A	$75,500

†	The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.

*	Mr. Merton was not elected to the boards of the investment companies in the DFA Fund Complex until March 2003.

**	Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended November 30, 2003 is as follows: $75,500 (Mr. Constantinides), $75,000 (Mr. Gould), $75,500 (Mr. Ibbotson) and $75,500 (Ms. Smith). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

Officers

Below is the name, age, and information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., The DFA Investment Trust Company, and Dimensional Emerging Markets Value Fund Inc. (collectively, the “DFA Entities”).

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Arthur H. Barlow Date of Birth: 11/07/55	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Valerie A. Brown Date of Birth: 1/24/67	Vice President and Assistant Secretary	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd. and since June 2003, Dimensional Fund Advisors Canada Inc. Since March 2000, legal counsel for Dimensional Fund Advisors Inc. Formerly at Jones, Day, Reavis & Pogue.
Truman A. Clark Date of Birth: 4/08/41	Vice President	Since 1996	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
James L. Davis Date of Birth: 11/29/56	Vice President	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited and Dimensional Fund Advisors Ltd. Formerly at Kansas State University, Arthur Andersen & Co. and Phillips Petroleum Co.
Robert T. Deere Date of Birth: 10/08/57	Vice President	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.
Robert W. Dintzner Date of Birth: 3/18/70	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional Fund Advisors Inc. Formerly, Vice President DFA Australia Limited.
Richard A. Eustice Date of Birth: 8/05/65	Vice President and Assistant Secretary	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.
Eugene F. Fama, Jr. Date of Birth: 1/21/61	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Robert M. Fezekas Date of Birth: 10/28/70	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to December 2001, Portfolio Manager of Dimensional Fund Advisors Inc.
Glenn S. Freed Date of Birth: 11/24/61	Vice President	Since 2001	Vice President of all the DFA Entities. Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.
Henry F. Gray Date of Birth: 9/22/67	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional Fund Advisors Inc. Formerly, Vice President of DFA Australia Limited.
Kamyab Hashemi-Nejad Date of Birth: 1/22/61	Vice President, Controller and Assistant Treasurer	Since 1997	Vice President, Controller and Assistant Treasurer of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd. Formerly, Assistant Secretary of Dimensional Fund Advisors Ltd.
Patrick Keating Date of Birth: 12/21/54	Vice President	Since 2003	Vice President of all the DFA Entities and Dimensional Fund Advisors Canada Inc. (since June 2003). Formerly, Director, President and Chief Executive Officer, Assante Asset Management Inc. (October 2000 to December 2002); Director, Assante Capital Management (October 2000 to December 2002); President and Chief Executive Officer, Assante Capital Management (October 2000 to April 2001); Executive Vice President, Assante Corporation (May 2001 to December 2002); Director, Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer, Assante Asset Management Ltd. (September 1998 to May 2001); Executive Vice President, Loring Ward (financial services company) (January 1996 to September 1998).
David M. New Date of Birth: 02/09/60	Vice President	Since 2003	Vice President of all the DFA Entities. Formerly, Client Service Manager of Dimensional Fund Advisors Inc. Formerly, Director of Research, Wurts and Associates (investment consulting firm) (December 2000 to June 2002); and President, Kobe Investment Research (August 1999 to November 2000).
Catherine L. Newell Date of Birth: 5/07/64	Vice President and Secretary	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Vice President and Assistant Secretary of DFA Australia Limited. Director, Vice President and Secretary of Dimensional Fund Advisors Ltd. (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. (since June 2003). Director of Dimensional Funds plc (since January 2002). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.
David A. Plecha Date of Birth: 10/26/61	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Eduardo A. Repetto Date of Birth: 1/28/67	Vice President	Since 2002	Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional Fund Advisors Inc. (June 2000 to April 2002). Formerly, Research scientist (August 1998 to June 2000), California Institute of Technology.
Michael T. Scardina Date of Birth: 10/12/55	Vice President, Chief Financial Officer and Treasurer	Since 1993	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd. and since June 2003, Dimensional Fund Advisors Canada Inc. Director of Dimensional Fund Advisors Ltd. (since February 2002) and Dimensional Funds plc (since January 2002).
David E. Schneider Date of Birth: 1/26/46	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001, Regional Director of Dimensional Fund Advisors Inc.
John C. Siciliano Date of Birth: 8/24/54	Vice President	Since 2001	Vice President of all the DFA Entities. Currently, Director of Global Institutional Services of Dimensional Fund Advisors Inc. Director of Dimensional Fund Advisors Ltd. (since May 2001). Formerly, Vice President of DFA Australia Limited. Formerly, Director of Dimensional Funds plc. Formerly, Managing Principal, Payden & Rygel Investment Counsel (April 1998 to December 2000).
Jeanne C. Sinquefield, Ph.D.* Date of Birth: 12/02/46	Executive Vice President	Since 1992	Executive Vice President of all the DFA Entities and DFA Australia Limited. Vice President (formerly, Executive Vice President) of Dimensional Fund Advisors Ltd. (since January 2003) and Dimensional Fund Advisors Canada Inc. (since June 2003).
Carl G. Snyder Date of Birth: 6/08/63	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional Fund Advisors Inc. Formerly, Vice President of DFA Australia Limited.
Karen Umland Date of Birth: 3/10/66	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd. and since June 2003, Dimensional Fund Advisors Canada Inc.
Weston J. Wellington Date of Birth: 3/01/51	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.
Daniel M. Wheeler Date of Birth: 3/03/45	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Global Financial Advisor Services of Dimensional Fund Advisors Inc. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

*	Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

Directors and officers as a group own less than 1% of the Fund’s outstanding stock.

SERVICES TO THE FUND

Administrative Services

        The Fund has entered into an administration agreement with the Advisor on behalf of each Portfolio. Pursuant to the administration agreement, the Advisor will perform various services, including: supervision of the services provided by the Portfolio’s custodian and transfer and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; assisting the Fund to comply with the provisions of federal, state, local and foreign securities, tax and other laws applicable to the Portfolio; providing shareholders of record with information about the Portfolio and their investments as they or the Fund may request; assisting the Fund to conduct meetings of shareholders; furnishing information as the Board of Directors may require regarding the Master Funds; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. The Advisor also provides the Fund with office space and personnel. For the administrative

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services provided to the DFA International Value Portfolio IV, the Advisor receives a monthly fee equal to one-twelfth of 0.20% of the Portfolio’s first $40 million of average net assets and no fee for assets exceeding $40 million. For the fiscal year ended November 30, 2003, 2002 and 2001, the International Value Portfolio IV paid the Advisor administrative fees of $80,000 each year. Pursuant to the administration agreement relating to the Emerging Markets Portfolio II, the Advisor receives a monthly fee equal to one-twelfth of 0.40% of the Portfolio’s first $50 million of average net assets and no fee for assets exceeding $50 million. Pursuant to an Expense Waiver and Assumption Agreement for Emerging Markets Portfolio II, the Advisor has agreed to waive its administration fee of 0.40% per year for the Portfolio on the first $50 million of the Portfolio’s average net assets. For the fiscal year ended November 30, 2003, the Emerging Markets Portfolio II paid the Advisor administrative fees of $42,000. For the fiscal years ended November 30, 2002 and 2001 the Emerging Markets Portfolio II did not pay any administrative fees.

PFPC Inc. (“PFPC”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for the Portfolios and the Master Funds. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund and include day-to-day keeping and maintenance of certain records, calculation of the net asset value of the shares, preparation of reports, liaison with the custodians, and transfer and dividend disbursing agency services. PFPC’s charges for its services to feeder portfolios are based on the number of feeder portfolios investing in each Master Fund and whether the Master Fund is organized to be taxed as a corporation or partnership for tax purposes. PFPC’s charges are allocated amongst the feeders based on the relative net assets of the feeders. PFPC’s charges in the aggregate to a group of feeder portfolios investing in Master Funds which are taxed as corporations are $1,000 per month multiplied by the number of feeders. This applies to the DFA International Value Portfolio IV. PFPC’s charges in the aggregate to the group of feeder portfolios investing in Master Funds taxed as partnerships are $2,600 per month multiplied by the number of feeders. This applies to Emerging Markets Portfolio II. The Master Funds in which the DFA International Value Portfolio IV and Emerging Markets Portfolio II invest and certain other funds managed by the Advisor that invest in foreign securities (“Foreign Equity Funds”) also pay PFPC a fee for providing fair value pricing services. The total annual fee for the fair value pricing services is calculated by aggregating Foreign Equity Fund by Foreign Equity Fund an amount equal to the greater of (i) 0.005% of each Foreign Equity Fund’s assets or (ii) $20,000, and then allocating such total annual fee among the Foreign Equity Funds based on net assets.

Custodians

Citibank, N.A., 111 Wall Street, New York, New York 10005, is the custodian for the International Value Series and Emerging Market Series. PFPC Trust Company, 301 Bellevue Parkway, Wilmington, DE 19809, serves as custodian for each Portfolio. The custodians maintain a separate account or accounts for the Portfolios and the Master Funds; receive, hold and release portfolio securities on account of the Portfolios and the Master Funds; make receipts and disbursements of money on behalf of the Portfolios and the Master Funds; and collect and receive income and other payments and distributions on account of the Portfolios’ and the Master Funds’ portfolio securities.

Distributor

The Fund’s shares are distributed by DFA Securities Inc. (“DFAS”), a wholly-owned subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The principal business address of DFAS is 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401.

DFAS acts as an agent of the Fund by serving as the principal underwriter of the Fund’s shares. Pursuant to the Distribution Agreement with the Fund, DFAS uses its best efforts to seek or arrange for the sale of shares of the Fund, which are continuously offered. No sales charges are paid by investors or the Fund. No compensation is paid by the Fund to DFAS under the Distribution Agreement.

Legal Counsel

Stradley, Ronon, Stevens & Young, LLP serves as legal counsel to the Fund. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

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Independent Certified Public Accountants

PricewaterhouseCoopers LLP are the independent certified public accountants to the Fund and audit the annual financial statements of the Fund. Their address is 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, FL 33301.

ADVISORY FEES

David G. Booth and Rex A. Sinquefield, as directors and officers of the Advisor and shareholders of the Advisor’s outstanding stock, may be deemed controlling persons of the Advisor. For the services it provides as investment advisor to each Master Fund, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Master Funds. For the fiscal years ended November 30, 2003, 2002 and 2001, the Master Funds paid advisory fees as set forth in the following table:

	2003	2002	2001
International Value Series*	$2,439,000	$2,340,000	$2,801,000
Emerging Markets Series*	$425,000	$337,000	$308,000

*	Both Master Funds have more than one investor; this dollar amount represents the total dollar amount of advisory fees paid by the Master Fund to the Advisor.

In approving the continuation of the advisory agreement for each Master Fund, the Board of Trustees, including those Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Advisor (the “Disinterested Trustees”), considered a number of factors, including: (i) the nature, extent and quality of services provided by the Advisor to the Master Fund; (ii) the fees and expenses borne by the Master Fund; and (iii) the performance of the Master Fund relative to a selected peer group of funds. When considering the nature and quality of the services provided by the Advisor, the Board of Trustees reviewed the scope, depth and experience of the Advisor’s organization and the investment professionals currently providing management services to the Master Fund. The Board of Trustees evaluated the Advisor’s portfolio management process. The Board of Trustees also considered the nature and character of non-investment management services provided by the Advisor. When considering the fees and expenses borne by a Master Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Master Fund and any additional benefits received by the Advisor (or its affiliates) in connection with providing such services, the Board of Trustees compared the fees charged by the Advisor to the Master Fund to the fees charged the funds in its peer group for comparable services, and analyzed the expenses incurred by the Advisor with respect to the Master Fund. The Board of Trustees also reviewed the Advisor’s operations, financial condition, and financial results in managing each Master Fund. The Board of Trustees noted, among other things, that each Master Fund’s management fees and total expenses as a percentage of its average net assets over various periods were highly favorable in relation to its peer group of funds. In considering the performance of each Master Fund, the Board of Trustees compared the performance of the Master Fund to the performance of a peer group of funds, and also reviewed the sales and redemption activity of the Master Fund. After requesting and reviewing such materials as it deemed necessary, and based on the considerations described above, including the high-quality of the personnel, financial condition, investment advisory capabilities, portfolio management process and the performance of the Advisor with respect to the management of the Master Funds, the Board of Trustees concluded that the management fees of each Master Fund are fair, both absolutely and in comparison with those of other funds in its peer group and the industry at large, the scope and quality of the services to be provided by the Advisor to each Master Fund were consistent with each Master Fund’s operational requirements, and that shareholders have received reasonable value in return for paying such fees and expenses. The Board of Trustees also determined that the performance results of each Master Fund were reasonable, as compared with relevant performance standards and appropriate market indexes. The Board of Trustees, including the Disinterested Trustees, therefore concluded that the continuation of the advisory agreement was in the best interests of each Master Fund and its shareholders.

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GENERAL INFORMATION

The Fund was incorporated under Maryland law on March 19, 1990. The Fund was known as DFA U.S. Large Cap Inc. from February 1992, until it amended its Articles of Incorporation in April 1993, to change to its present name. Prior to a February 1992, amendment to the Articles of Incorporation, it was known as DFA U.S. Large Cap Portfolio Inc.

The DFA Investment Trust Company was organized as a Delaware statutory trust on October 27, 1992. The Trust offers shares of its Series only to institutional investors in private offerings.

CODES OF ETHICS

The Fund, the Trust, the Advisor and DFAS have adopted a Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolios and Master Funds. The Code is designed to ensure that access persons act in the interest of the Portfolios and Master Funds, and their shareholders, with respect to any personal trading of securities. Under the Code, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio or Master Fund unless their proposed purchases are approved in advance. The Code also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The shares of each Portfolio, when issued and paid for in accordance with the Fund’s prospectus, will be fully paid and non-assessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular Portfolio. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund’s by-laws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

Whenever a Portfolio, as an investor in its corresponding Master Fund, is asked to vote on a shareholder proposal, the Fund will solicit voting instructions from the Portfolio’s shareholders with respect to the proposal. The Directors of the Fund will then vote the Portfolio’s shares in the Master Fund in accordance with the voting instructions received from the Portfolio’s shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive no voting instructions in accordance with their best judgment. With regard to the Emerging Markets Series, if a majority shareholder of the Master Fund declares bankruptcy, a majority in interest of the remaining shareholders in the Master Fund must vote to approve the continuing existence of the Master Fund or the Master Fund will be liquidated.

Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

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PRINCIPAL HOLDERS OF SECURITIES

As of February 29, 2004, the following persons beneficially owned more than 5% of the outstanding securities of each Portfolio:

DFA INTERNATIONAL VALUE PORTFOLIO IV

Citigroup 401(k) Plan* State Street Bank & Trust 105 Rosemont Road Westwood, MA 02090	100.00%

EMERGING MARKETS PORTFOLIO II

Citigroup 401(k) Plan*[1]	100.00%

*	Owner of record only
[1]	See address for shareholder previously listed above.

PURCHASE OF SHARES

The following information supplements the information set forth in the prospectus under the caption “PURCHASE OF SHARES.”

The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange (“NYSE”) is open for business. On other days, the Fund will generally be closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

The Fund reserves the right, in its sole discretion, to suspend the offering of shares of any or all Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or a Portfolio.

The Fund or its transfer agent may from time to time appoint a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders and funds from certain investors. With respect to purchases and redemptions through a sub-transfer agent, the Fund will be deemed to have received a purchase or redemption order when the sub-transfer agent receives the order. Shares of a Portfolio will be priced at the public offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolios, which are currently sold at net asset value. Any such charges will be described in the prospectus.

REDEMPTION OF SHARES

The following information supplements the information set forth in the prospectus under the caption “REDEMPTION OF SHARES.”

The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC, (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (3) for such other periods as the SEC may permit.

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TAXATION OF THE PORTFOLIOS

The following is a summary of some of the federal income tax consequences that may affect each Portfolio. Because shares of the Portfolios are sold only in connection with 401(k) plans, the tax consequences described below are generally not applicable to the beneficiary under a 401(k) plan prior to the withdrawal of amounts deposited under the 401(k) plan. If the beneficiary under a 401(k) plan should become subject to tax, the beneficiary should consider the tax implications of investing, and consult the beneficiary’s own tax adviser.

Different tax rules may apply to income earned by each Master Fund because, for federal income tax purposes, the Master Fund in which the assets of DFA International Value Portfolio IV are invested is a corporation, while the Master Fund in which the assets of Emerging Markets Portfolio II are invested is a partnership. These rules could affect the amount, timing, or character of the income distributed to the Portfolios by the Master Funds.

PROXY VOTING POLICIES

The Board of Trustees of DFAITC have delegated the authority to vote proxies for the portfolio securities held by the Master Funds to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor.

The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process. The Investment Committee may designate one or more of its members to oversee specific, on-going compliance with respect to the Voting Policies and may designate other personnel of the Advisor to vote proxies on behalf of the Master Funds, including all authorized traders of the Advisor.

The Advisor votes proxies in a manner consistent with the best interests of the Master Funds. Generally, the Advisor analyzes proxy statements on behalf of the Master Funds in accordance with the Voting Policies and the Voting Guidelines. Most proxies that the Advisor receives will be voted in accordance with the predetermined Voting Guidelines. Since nearly all proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for the Advisor to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Advisor during the proxy voting process. However, the Proxy Policies do address the procedures to be followed if a conflict of interest arises between the interests of the Master Funds, and the interests of the Advisor or its affiliates. If an Investment Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines, the Advisor, prior to voting, will fully disclose the conflict to an Independent Trustee of the Master Fund’s Board of Trustees and vote the proxy in accordance with the direction of such Independent Trustee.

The Voting Guidelines summarize the Advisor’s positions on various issues and give a general indication as to how the Advisor will vote proxies on each issue. The Advisor will usually vote proxies in accordance with the Voting Guidelines. However, the Advisor reserves the right to vote certain issues counter to the Voting Guidelines if, after a review of the matter (which analysis will be documented in writing), the Advisor believes that a Master Fund’s best interests would be served by such vote. To the extent that the Voting Guidelines do not address a potential voting issue, the Advisor will vote on such issue in a manner that is consistent with the spirit of the Voting Guidelines and that the Advisor believes would be in the best interest of the Master Fund. Pursuant to the Voting Guidelines, the Advisor generally votes for matters such as: (i) routine business decisions (such as stock splits, name changes and setting the number of directors); (ii) reverse anti-takeover amendments; (iii) auditors; (iv) directors; (v) proposals establishing or increasing indemnification of directors; (vi) proposals eliminating or reducing director’s liability; (vii) equal access to the proxy; (viii) the right to act by written consent of shareholders and to hold special meetings of shareholders; (ix) the separation of audit and consulting responsibilities; and (x) confidential voting. As provided in the Voting Guidelines, the Advisor generally votes against matters such as: (i) anti-takeover measures (such as reincorporation to facilitate a takeover defense, adoption of fair price amendments, institution of classified boards of directors, elimination of cumulative voting and creation of super majority provisions); (ii) the issuance of a new class of stock with unequal voting rights; and (iii) blank check preferred stock proposals. The Voting Guidelines also provide that the Advisor will generally consider on an individual basis such proposals as: (i) increasing authorized common stock; (ii) establishing or increasing a stock option plan or other

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employee compensation plan; (iii) approving a reorganization or merger; (iv) approving a proposal by a dissident shareholder in a proxy battle; and (v) issues related to independent directors.

Under certain circumstances, the Advisor may not be able to vote proxies or the Advisor may find that the expected economic costs from voting outweigh the benefits associated with voting. Generally, the Advisor does not vote proxies on foreign securities due to local restrictions, customs or anticipated expenses.

Copies of the proxy voting records of the Master Funds will be available without charge, upon request, by calling collect: (310) 395-8005 and posted on the Commission’s website at http://www.sec.gov no later than August 31, 2004 and will reflect the twelve-month period beginning July 1, 2003 and ending June 30, 2004.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund may make available at month-end certain information regarding the securities holdings of the Portfolios and Master Funds (“Holdings Information”). The Holdings Information may be posted each month on the Fund’s website, www.dfaus.com, with a one-month time lag. Holdings Information also may be provided to third-party data vendors, upon request. The Fund may provide more current Holdings Information only to those financial advisors, clients, authorized consultants or authorized custodians who specifically request the more current Holdings Information and who execute a use and non-disclosure agreement, with such terms as are required from time to time by applicable rules and regulations and the Advisor.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, FL 33301, are the Fund’s independent certified public accountants. They audit the Fund’s annual financial statements. The audited financial statements and financial highlights of the Portfolios for the fiscal year ended November 30, 2003, as set forth in the Fund’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

The audited financial statements of the Master Funds for the fiscal year ended November 30, 2003, as set forth in the Trust’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

A shareholder may obtain a copy of the annual reports upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of this SAI.

PERFORMANCE DATA

The Portfolios may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolios may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolios or to the Advisor, should be considered in light of a Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

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THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO

Dimensional Investment Group Inc.

1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401

Telephone: (310) 395-8005

STATEMENT OF ADDITIONAL INFORMATION

March 29, 2004

This statement of additional information (“SAI”) is not a prospectus but should be read in conjunction with the prospectus of The DFA U.S. Small Cap Institutional Portfolio (the “Portfolio”) of Dimensional Investment Group Inc. (the “Fund”), dated March 29, 2004, as amended from time to time. The audited financial statements and financial highlights of the Portfolio are incorporated by reference from the Fund’s annual report to shareholders. The prospectus and annual report can be obtained by writing to the Fund at the above address or by calling the above telephone number.

PORTFOLIO CHARACTERISTICS AND POLICIES

The following information supplements the information set forth in the prospectus. Unless otherwise indicated, it applies to The U.S. Small Cap Series (“Master Fund”) of The DFA Investment Trust Company (the “Trust”) and the Portfolio through its investment in the Master Fund. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the prospectus.

Dimensional Fund Advisors Inc. (the “Advisor”) serves as investment advisor to the Master Fund and provides administrative services to the Portfolio.

The Portfolio and the Master Fund are diversified under the federal securities laws and regulations.

Because the structure of the Master Fund is based on the relative market capitalizations of eligible holdings, it is possible that the Master Fund might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Master Fund and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Master Fund and the anticipated amount of the assets intended to be invested in such securities, management does not anticipate that the Master Fund will include as much as 5% of the voting securities of any issuer.

Prior to April 1, 2001, the Portfolio was known as The DFA 6-10 Institutional Portfolio. Similarly, the Master Fund in which the Portfolio invests – the U.S. Small Cap Series – was known as the U.S. 6-10 Small Company Series.

BROKERAGE TRANSACTIONS

During the fiscal years ended November 30, 2003, 2002, and 2001, the Master Fund paid total brokerage commissions of $1,352,376, $1,124,961, and $630,992, respectively. The substantial increases or decreases in the amount of brokerage commissions paid by the Master Fund from year to year resulted from increases or decreases in the amount of securities that were bought and sold by the Master Fund.

Portfolio transactions of the Master Fund will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected. Brokers will be selected with these goals in view. The Advisor monitors the performance of brokers which effect transactions for the Master Fund to determine the effect that their trading has on the market prices of the securities in which it invests. The Advisor also checks the rate of commission being paid by the Master Fund to its brokers to ascertain that the rates are competitive with those charged by other brokers for similar services.

Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The Investment Management Agreement of the Master Fund permits the Advisor knowingly to pay commissions on these transactions which are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the Master Fund. During the fiscal year ended November 30, 2003, the Master Fund paid commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services to the Master Fund of $216,999 with respect to securities transactions valued at $80,037,878. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Master Fund.

The over-the-counter market companies eligible for purchase by the Master Fund are thinly traded securities. Therefore, the Advisor believes it needs maximum flexibility to effect over-the-counter trades on a best

2

execution basis. To that end, the Advisor places buy and sell orders for the Master Fund with market makers, third market brokers, electronic communications networks (“ECNs”) and with dealers on an agency basis. Third market brokers enable the Advisor to trade with other institutional holders directly on a net basis. This allows the Advisor sometimes to trade larger blocks than would be possible by going through a single market maker.

ECNs, such as Instinet, are electronic information and communication networks whose subscribers include most market makers as well as many institutions. ECNs charge a commission for each trade executed on its system. On any given trade, the Master Fund, by trading through an ECN, would pay a spread to a dealer on the other side of the trade plus a commission to the ECN. However, placing a buy (or sell) order on an ECN communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the Master Fund can effect transactions at the best available prices.

The Portfolio will not incur any brokerage costs in connection with its purchase or redemption of shares of the Master Fund, except if the Portfolio receives securities or currencies from the Master Fund to satisfy the Portfolio’s redemption request.

INVESTMENT LIMITATIONS

The Portfolio has adopted certain limitations which may not be changed without the approval of the holders of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be effected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Portfolio. The Master Fund’s investment limitations are the same as those of the Portfolio.

The Portfolio will not:

(1)	invest in commodities or real estate, including limited partnership interests therein, although it may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate;

(2)	make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

(3)	as to 75% of the total assets of the Portfolio, invest in the securities of any issuer (except obligations of the U.S. Government and its agencies and instrumentalities) if, as a result, more than 5% of the Portfolio’s total assets, at market, would be invested in the securities of such issuer;

(4)	purchase or retain securities of an issuer, if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

(5)	borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33% of its net assets, or pledge more than 33% of such assets to secure such loans;

(6)	pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above;

(7)	invest more than 15% of the value of the Portfolio’s total assets in illiquid securities, which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments;

(8)	engage in the business of underwriting securities issued by others;

(9)	invest for the purpose of exercising control over management of any company;

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(10)	invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization;

(11)	invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years’ continuous operation;

(12)	acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry;

(13)	write or acquire options or interests in oil, gas or other mineral exploration, leases or development programs;

(14)	purchase warrants, except that the Portfolio may acquire warrants as a result of corporate actions involving its holding of other equity securities;

(15)	purchase securities on margin or sell short;

(16)	acquire more than 10% of the voting securities of any issuer; or

(17)	issue senior securities (as such term is defined in Section 18(f) of the Investment Company Act of 1940 (“1940 Act)), except to the extent permitted by the 1940 Act.

The investment limitations described in (3), (4), (7), (9), (10), (11), (12) and (16) above do not prohibit the Portfolio from investing all or substantially all of its assets in the shares of another registered open-end investment company, such as the Master Fund.

Although (2) above prohibits cash loans, the Portfolio is authorized to lend portfolio securities. Inasmuch as the Portfolio will only hold shares of the Master Fund, the Portfolio does not intend to lend those shares.

With respect to (5) above, the Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by the Portfolio.

For purposes of (7) above, although the Portfolio is authorized to invest up to 15% of its total assets in illiquid securities, it does not intend to do so. As a non-fundamental policy, the Portfolio (indirectly through its investment in the Master Fund) will not invest more than 15% of its net assets in illiquid securities.

Pursuant to Rule 144A under the Securities Act of 1933 (the “1933 Act”), the Master Fund may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the Master Fund’s limitations on holdings of illiquid securities stated in (7) above. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees and the Advisor will continue to monitor the liquidity of Rule 144A securities.

Although not a fundamental policy subject to shareholder approval, the Portfolio indirectly through its investment in the Master Fund, does not intend to purchase interests in any real estate investment trust.

Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, “total assets” refers to the assets that the Portfolio or Master Fund owns, and does not include assets which the Portfolio or Master Fund does not own but over which it has effective control. For example, when applying a percentage investment limitation that is based on total assets, the Portfolio or Master Fund will exclude from its total assets those assets which represent collateral received by the Portfolio or Master Fund for its securities lending transactions.

Unless otherwise indicated, all limitations applicable to the Portfolio’s and Master Fund’s investments apply only at the time that a transaction is undertaken. Any subsequent change in a rating assigned by any rating

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service to a security or change in the percentage of the Portfolio’s or Master Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Portfolio’s or Master Fund’s total assets will not require the Portfolio or Master Fund to dispose of an investment until the Advisor determines that it is practicable to sell or close out the investment without undue market or tax consequences.

CASH MANAGEMENT PRACTICES

The Portfolio and Master Fund engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other obligations, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. The Portfolio and Master Fund may invest cash in short-term repurchase agreements. In addition, the Master Fund may invest a portion of its assets, ordinarily not more than 20%, in interest-bearing obligations, such as money-market instruments. The 20% guideline is not an absolute limitation but the Portfolio and Master Fund do not expect to exceed this guideline under normal circumstances.

DIRECTORS AND OFFICERS

Directors

The Board of Directors of the Fund is responsible for establishing Fund policies and for overseeing the management of the Fund. The Directors of the Fund, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Portfolio and the Master Fund.

The Board of Directors has two standing committees, the Audit Committee and the Portfolio Performance and Service Review Committee (the “Performance Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee for the Board oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee for the Board recommends the appointment of the Fund’s independent certified public accountants and also acts as a liaison between the Fund’s independent certified public accountants and the full Board. There were five Audit Committee meetings for the Fund held during the fiscal year ended November 30, 2003.

The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series and reviews the performance of the Fund’s service providers. There were two Performance Committee meetings held during the fiscal year ended November 30, 2003.

Certain biographical information for each disinterested Director and each interested Director of the Fund is set forth in the tables below, including a description of each Director’s experience as a Director of the Fund and as a director or trustee of other funds, as well as other recent professional experience.

Disinterested Directors

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
George M. Constantinides Graduate School of Business, University of Chicago 1101 E. 58th Street Chicago, IL 60637 Date of Birth: 9/22/47	Director	Since 1993	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.	83 portfolios in 4 investment companies

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Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
John P. Gould Graduate School of Business, University of Chicago 1101 E. 58th Street Chicago, IL 60637 Date of Birth: 1/19/39	Director	Since 1993	Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Member of the Boards of Milwaukee Mutual Insurance Company and UNext Inc. Formerly, Senior Vice President, Lexecon Inc. (economics, law, strategy and finance consulting). Formerly, President, Cardean University (division of UNext). Formerly, Trustee, First Prairie Funds (registered investment company).	83 portfolios in 4 investment companies	Trustee, Harbor Fund (registered investment company) (13 Portfolios).
Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Date of Birth: 5/27/43	Director	Since 1993	Professor in Practice of Finance, Yale School of Management. Director, BIRR Portfolio Analysis, Inc. (software products). Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting). Partner, Zebra Capital Management, LLC (hedge fund manager). Formerly, Director, Hospital Fund, Inc. (investment management services).	83 portfolios in 4 investment companies
Robert C. Merton Harvard Business School Morgan Hall 397 Soldiers Field Boston, MA 02163 Date of Birth: 7/31/44	Director	Since 2003	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998). Co-founder, Chief Science Officer and Director, Integrated Finance Limited (since 2002). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Formerly, Co-Founder and Principal, Long-Term Capital Management.	83 portfolios in 4 investment companies	Director, Vical Incorporated (biopharmaceutical product development).
Myron S. Scholes Oak Hill Capital Management, Inc. 2775 Sand Hill Road Suite 220 Menlo Park, CA 94025 Date of Birth: 7/01/41	Director	Since 1993	Frank E. Buck Professor Emeritus of Finance, Stanford University. Managing Partner, Oak Hill Capital Management (private equity firm). Chairman, Oak Hill Platinum Partners (hedge fund). Director, Chicago Mercantile Exchange. Consultant, Arbor Investors. Formerly, Director, Smith Breeden Family of Funds.	83 portfolios in 4 investment companies	Director, American Century Fund Complex (registered investment companies) (38 Portfolios); and Director, Chicago Mercantile Exchange Holdings Inc.
Abbie J. Smith Graduate School of Business, University of Chicago 1101 East 58th Street Chicago, IL 60637 Date of Birth: 4/30/53	Director	Since 2000	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago. Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02).	83 portfolios in 4 investment companies	Director, HON Industries Inc. (office furniture) and Director, Ryder System Inc. (transportation).

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Interested Directors

The following Interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the 1940 Act, due to their positions with the Advisor.

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
David G. Booth 1299 Ocean Avenue Santa Monica, CA 90401 Date of Birth: 12/02/46	Chairman, Director, President, Chief Executive Officer, and Chief Investment Officer	Since 1992	Chairman, Director/Trustee, President, Chief Executive Officer and Chief Investment Officer (beginning in 2003) of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Fund Advisors Canada Inc., Dimensional Emerging Markets Value Fund Inc., the Fund, DFA Investment Dimensions Group Inc. and The DFA Investment Trust Company. Director of Dimensional Fund Advisors Ltd. and formerly, Chief Investment Officer. Director, President and Chief Investment Officer (beginning in 2003) of DFA Australia Limited. Formerly, Director of Dimensional Funds PLC. Limited Partner, Oak Hill Partners. Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company). Formerly, Director of Assante Corporation (investment management).	83 portfolios in 4 investment companies
Rex A. Sinquefield* 1299 Ocean Avenue Santa Monica, CA 90401 Date of Birth: 9/07/44	Director and Chairman	Since 1992	Chairman and Director/Trustee (and prior to 2003, Chief Investment Officer) of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Emerging Markets Value Fund Inc., the Fund, DFA Investment Dimensions Group Inc. and The DFA Investment Trust Company. Director (and prior to 2003, Chief Investment Officer) of DFA Australia Limited. Director and formerly, President of Dimensional Fund Advisors Ltd. Director of Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc. Trustee, St. Louis University. Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis.	83 portfolios in 4 investment companies

[1]	Each Director holds office for an indefinite term until his or her successor is elected and qualified.

[2]	Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Fund; DFA Investment Dimensions Group Inc.; The DFA Investment Trust Company; and Dimensional Emerging Markets Value Fund Inc.

*	Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

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Information relating to each Director’s ownership (including the ownership of his or her immediate family) in the Portfolio of the Fund in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2003 is set forth in the chart below.

Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Disinterested Directors:
George M. Constantinides	None	None
John P. Gould	None	None
Roger G. Ibbotson	None	None
Robert C. Merton	None	None
Myron S. Scholes	None	$10,001-50,000
Abbie J. Smith	None	None

Interested Directors:
David G. Booth	None	Over $100,000
Rex A. Sinquefield	None	Over $100,000

Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 2003 and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year.

Director	Aggregate Compensation from the Fund**	Pension or Retirement Benefits as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Fund and DFA Fund Complex†
George M. Constantinides	$5,096	N/A	N/A	$75,500
John P. Gould	$5,062	N/A	N/A	$75,000
Roger G. Ibbotson	$5,096	N/A	N/A	$75,500
Robert C. Merton*	$3,080	N/A	N/A	$45,833
Myron S. Scholes	$4,222	N/A	N/A	$62,500
Abbie J. Smith	$5,096	N/A	N/A	$75,500

†	The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.

*	Mr. Merton was not elected to the boards of the investment companies in the DFA Fund Complex until March 2003.

**	Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended November 30, 2003 is as follows: $75,500 (Mr. Constantinides), $75,000 (Mr. Gould), $75,500 (Mr. Ibbotson) and $75,500 (Ms. Smith). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

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Officers

Below is the name, age, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., The DFA Investment Trust Company, and Dimensional Emerging Markets Value Fund Inc. (collectively, the “DFA Entities”).

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Arthur H. Barlow Date of Birth: 11/07/55	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Valerie A. Brown Date of Birth: 1/24/67	Vice President and Assistant Secretary	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd. and since June 2003, Dimensional Fund Advisors Canada Inc. Since March 2000, legal counsel for Dimensional Fund Advisors Inc. Formerly at Jones, Day, Reavis & Pogue.
Truman A. Clark Date of Birth: 4/08/41	Vice President	Since 1996	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
James L. Davis Date of Birth: 11/29/56	Vice President	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited and Dimensional Fund Advisors Ltd. Formerly at Kansas State University, Arthur Andersen & Co. and Phillips Petroleum Co.
Robert T. Deere Date of Birth: 10/08/57	Vice President	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.
Robert W. Dintzner Date of Birth: 3/18/70	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional Fund Advisors Inc. Formerly, Vice President DFA Australia Limited.
Richard A. Eustice Date of Birth: 8/05/65	Vice President and Assistant Secretary	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.
Eugene F. Fama, Jr. Date of Birth: 1/21/61	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Robert M. Fezekas Date of Birth: 10/28/70	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to December 2001, Portfolio Manager of Dimensional Fund Advisors Inc.
Glenn S. Freed Date of Birth: 11/24/61	Vice President	Since 2001	Vice President of all the DFA Entities. Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.
Henry F. Gray Date of Birth: 9/22/67	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional Fund Advisors Inc. Formerly, Vice President of DFA Australia Limited.
Kamyab Hashemi-Nejad Date of Birth: 1/22/61	Vice President, Controller and Assistant Treasurer	Since 1997	Vice President, Controller and Assistant Treasurer of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd. Formerly, Assistant Secretary of Dimensional Fund Advisors Ltd.

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Patrick Keating Date of Birth: 12/21/54	Vice President	Since 2003	Vice President of all the DFA Entities and Dimensional Fund Advisors Canada Inc. (since June 2003). Formerly, Director, President and Chief Executive Officer, Assante Asset Management Inc. (October 2000 to December 2002); Director, Assante Capital Management (October 2000 to December 2002); President and Chief Executive Officer, Assante Capital Management (October 2000 to April 2001); Executive Vice President, Assante Corporation (May 2001 to December 2002); Director, Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer, Assante Asset Management Ltd. (September 1998 to May 2001); Executive Vice President, Loring Ward (financial services company) (January 1996 to September 1998).
David M. New Date of Birth: 02/09/60	Vice President	Since 2003	Vice President of all the DFA Entities. Formerly, Client Service Manager of Dimensional Fund Advisors Inc. Formerly, Director of Research, Wurts and Associates (investment consulting firm) (December 2000 to June 2002); and President, Kobe Investment Research (August 1999 to November 2000).
Catherine L. Newell Date of Birth: 5/07/64	Vice President and Secretary	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Vice President and Assistant Secretary of DFA Australia Limited. Director, Vice President and Secretary of Dimensional Fund Advisors Ltd. (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. (since June 2003). Director of Dimensional Funds plc (since January 2002). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.
David A. Plecha Date of Birth: 10/26/61	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.
Eduardo A. Repetto Date of Birth: 1/28/67	Vice President	Since 2002	Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional Fund Advisors Inc. (June 2000 to April 2002). Formerly, Research scientist (August 1998 to June 2000), California Institute of Technology.
Michael T. Scardina Date of Birth: 10/12/55	Vice President, Chief Financial Officer and Treasurer	Since 1993	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd. and since June 2003, Dimensional Fund Advisors Canada Inc. Director of Dimensional Fund Advisors Ltd. (since February 2002) and Dimensional Funds plc (since January 2002).
David E. Schneider Date of Birth: 1/26/46	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001, Regional Director of Dimensional Fund Advisors Inc.
John C. Siciliano Date of Birth: 8/24/54	Vice President	Since 2001	Vice President of all the DFA Entities. Currently, Director of Global Institutional Services of Dimensional Fund Advisors Inc. Director of Dimensional Fund Advisors Ltd. (since May 2001). Formerly, Vice President of DFA Australia Limited. Formerly, Director of Dimensional Funds plc. Formerly, Managing Principal, Payden & Rygel Investment Counsel (April 1998 to December 2000).
Jeanne C. Sinquefield, Ph.D.* Date of Birth: 12/02/46	Executive Vice President	Since 1992	Executive Vice President of all the DFA Entities and DFA Australia Limited. Vice President (formerly, Executive Vice President) of Dimensional Fund Advisors Ltd. (since January 2003) and Dimensional Fund Advisors Canada Inc. (since June 2003).
Carl G. Snyder Date of Birth: 6/08/63	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional Fund Advisors Inc. Formerly, Vice President of DFA Australia Limited.
Karen Umland Date of Birth: 3/10/66	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd. and since June 2003, Dimensional Fund Advisors Canada Inc.
Weston J. Wellington Date of Birth: 3/01/51	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Daniel M. Wheeler Date of Birth: 3/03/45	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Global Financial Advisor Services of Dimensional Fund Advisors Inc. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

*	Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

Directors and officers as a group own less than 1% of the Fund’s outstanding stock.

SERVICES TO THE FUND

Administrative Services

The Fund has entered into an administration agreement with the Advisor on behalf of the Portfolio. Pursuant to the administration agreement, the Advisor will perform various services, including: supervision of the services provided by the Portfolio’s custodian and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; assisting the Fund in complying with the provisions of federal, state, local and foreign securities, tax and other laws applicable to the Portfolio; providing shareholders with information about the Portfolio and their investments as they or the Fund may request; assisting the Portfolio in conducting meetings of shareholders of record; furnishing information as the Board of Directors may require regarding the Master Fund; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. The advisor also provides the Fund with office space and personnel. For its administrative services, the Portfolio pays the Advisor a monthly fee equal to one-twelfth of .07% of the average net assets of the Portfolio. Pursuant to the Expense Waiver and Assumption Agreement for the Portfolio, the Advisor has agreed to waive its administration fee and to assume the Portfolio’s direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of its Master Fund) to the extent necessary to limit the expenses of the Portfolio to 0.20% of its average net assets on an annualized basis. The Expense Waiver and Assumption Agreement will remain in effect for a period of one year from April 1, 2004 to April 1, 2005, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For additional information concerning the Expense Waiver and Assumption Agreement, see “Annual Fund Operating Expenses” in the prospectus. For the fiscal years ended November 30, 2003, 2002, and 2001, the Portfolio paid administrative fees to the Advisor of $117,000, $114,000, and $114,000, respectively.

PFPC Inc. (“PFPC”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for the Portfolio and the Master Fund. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodian, and transfer and dividend disbursing agency services. PFPC’s charges for its services to feeder portfolios are based on the number of feeder portfolios investing in each Master Fund and whether the Master Fund is organized to be taxed as a corporation or partnership for tax purposes. PFPC’s charges are allocated amongst the feeders based on the relative net assets of the feeders. The Portfolio invests in a Master Fund that is taxed as a corporation. PFPC’s charges in the aggregate to a group of feeder portfolios investing in Master Funds which are taxed as corporations are $1,000 per month multiplied by the number of feeders.

Custodian

PFPC Trust Company, 301 Bellevue Parkway, Wilmington, DE 19809, serves as a custodian for the Portfolio and the Master Fund. The custodian maintains a separate account or accounts for the Portfolio and the Master Fund; receives, holds and releases portfolio securities on account of the Portfolio and the Master Fund; makes receipts and disbursements of money on behalf of the Portfolio and the Master Fund; and collects and

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receives income and other payments and distributions on account of the Portfolio’s and Master Fund’s portfolio securities.

Distributor

The Fund’s shares are distributed by DFA Securities Inc. (“DFAS”), a wholly-owned subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The principal business address of DFAS is 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401.

DFAS acts as an agent of the Fund by serving as the principal underwriter of the Fund’s shares. Pursuant to the Distribution Agreement with the Fund, DFAS uses its best efforts to seek or arrange for the sale of shares of the Fund, which are continuously offered. No sales charges are paid by investors or the Fund. No compensation is paid by the Fund to DFAS under the Distribution Agreement.

Legal Counsel

Stradley, Ronon, Stevens & Young, LLP serves as legal counsel to the Fund. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Certified Public Accountants

PricewaterhouseCoopers LLP are the independent certified public accountants to the Fund and audit the annual financial statements of the Fund. Their address is 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, FL 33301.

ADVISORY FEES

David G. Booth and Rex A. Sinquefield, as directors and officers of the Advisor and shareholders of the Advisor’s outstanding stock, may be deemed controlling persons of the Advisor. For the services it provides as investment advisor to the Master Fund, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Master Fund. For the fiscal years ended November 30, 2003, 2002, and 2001, the Master Fund paid advisory fees of $310,000, $294,000, and $266,000, respectively. The Master Fund has more than one investor; this dollar amount represents the total dollar amount of advisory fees paid by the Master Fund to the Advisor.

In approving the continuation of the advisory agreement for the Master Fund, the Board of Trustees, including those Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Advisor (the “Disinterested Trustees”), considered a number of factors, including: (i) the nature, extent and quality of services provided by the Advisor to the Master Fund; (ii) the fees and expenses borne by the Master Fund; and (iii) the performance of the Master Fund relative to a selected peer group of funds. When considering the nature and quality of the services provided by the Advisor, the Board of Trustees reviewed the scope, depth and experience of the Advisor’s organization and the investment professionals currently providing management services to the Master Fund. The Board of Trustees evaluated the Advisor’s portfolio management process. The Board of Trustees also considered the nature and character of non-investment management services provided by the Advisor. When considering the fees and expenses borne by the Master Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Master Fund and any additional benefits received by the Advisor (or its affiliates) in connection with providing such services, the Board of Trustees compared the fees charged by the Advisor to the Master Fund to the fees charged the funds in its peer group for comparable services, and analyzed the expenses incurred by the Advisor with respect to the Master Fund. The Board of Trustees also reviewed the Advisor’s operations, financial condition, and financial results in managing the Master Fund. The Board of Trustees noted, among other things, that the Master Fund’s management fees and total expenses as a percentage of its average net assets over various periods were highly favorable in relation to its peer group of funds. In considering the performance of the Master Fund, the Board of Trustees compared the performance of the Master Fund to the performance of a peer group of funds, and also reviewed the sales and redemption activity of the Master Fund. After requesting and reviewing such materials as it deemed necessary, and based on the considerations described above, including the high-quality of the personnel, financial condition, investment advisory capabilities,

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portfolio management process and the performance of the Advisor with respect to the management of the Master Fund, the Board of Trustees concluded that the management fees of the Master Fund are fair, both absolutely and in comparison with those of other funds in its peer group and the industry at large, the scope and quality of the services to be provided by the Advisor to the Master Fund were consistent with the Master Fund’s operational requirements, and that shareholders have received reasonable value in return for paying such fees and expenses. The Board of Trustees also determined that the performance results of the Master Fund were reasonable, as compared with relevant performance standards and appropriate market indexes. The Board of Trustees, including the Disinterested Trustees, therefore concluded that the continuation of the advisory agreement was in the best interests of the Master Fund and its shareholders.

GENERAL INFORMATION

The Fund was incorporated under Maryland law on March 19, 1990. The Fund was known as DFA U.S. Large Cap Inc. from February 1992, until it amended its Articles of Incorporation in April 1993, to change to its present name. Prior to a February 1992, amendment to the Articles of Incorporation, it was known as DFA U.S. Large Cap Portfolio Inc. The DFA Investment Trust Company was organized as a Delaware statutory trust (a form of entity formerly known as a business trust) on October 27, 1992. The Trust offers shares of its series only to institutional investors in private offerings.

Until April 1, 2001, the Portfolio was known as The DFA 6-10 Institutional Portfolio.

CODES OF ETHICS

The Fund, the Trust, the Adviser and DFAS have adopted a Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolio and Master Fund. The Code is designed to ensure that access persons act in the interest of the Portfolio and Master Fund, and their shareholders, with respect to any personal trading of securities. Under the Code, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio or Master Fund unless their proposed purchases are approved in advance. The Code also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The shares of the Portfolio, when issued and paid for in accordance with the Portfolio’s prospectus, will be fully paid and non-assessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature. With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the particular class whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular class. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund’s by-laws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

Whenever the Portfolio, as an investor in the Master Fund, is asked to vote on a shareholder proposal, the Fund will solicit voting instructions from the Portfolio’s shareholders with respect to the proposal. The Directors of the Fund will then vote the Portfolio’s shares in the Master Fund in accordance with the voting instructions received from the Portfolio’s shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive no voting instructions in accordance with their best judgment.

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Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover of this prospectus. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

PRINCIPAL HOLDERS OF SECURITIES

As of February 29, 2004, the following person(s) beneficially owned 5% or more of the outstanding stock of the Portfolio:

Baycare Health Master Custody Northern Trust* P.O. Box 92956 Chicago, IL 60675	82.58%

Baycare Health Retirement Plan[1] Northern Trust*	17.42%

*	Owner of record only.
[1]	See address for shareholder previously listed above.

PURCHASE OF SHARES

The following information supplements the information set forth in the prospectus under the caption “PURCHASE OF SHARES.”

The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange (“NYSE”) is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

The Fund reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or the Portfolio. Securities accepted in exchange for shares of the Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

The Fund or its transfer agent may from time to time appoint a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders and funds from certain investors. With respect to purchases and redemptions through a sub-transfer agent, the Fund will be deemed to have received a purchase or redemption order when the sub-transfer agent receives the order. Shares of the Portfolio will be priced at the public offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolio, which is currently sold at net asset value. Any such charges will be described in the prospectus.

REDEMPTION OF SHARES

The following information supplements the information set forth in the prospectus under the caption “REDEMPTION OF SHARES.”

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The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the U.S. Securities and Exchange Commission (“SEC”), (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (3) for such other periods as the SEC may permit.

Shareholders may transfer shares of the Portfolio to another person by making a written request to the Advisor who will transmit the request to the Fund’s Transfer Agent. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described in the prospectus under “REDEMPTION OF SHARES.” As with redemptions, the written request must be received in good order before any transfer can be made.

TAXATION OF THE PORTFOLIO

The following is a summary of some of the federal income tax consequences that may affect the Portfolio. Unless your investment in the Portfolio is through a retirement plan, you should consider the tax implications of investing, and consult your own tax adviser. The tax consequences described below may be affected by special rules because the Portfolio invests substantially all of its assets in the Master Fund, which is taxable as a corporation for federal income tax purposes. These rules could affect the amount, timing and character of income distributed to shareholders by the Portfolio.

Distribution of Net Income

A Portfolio receives income generally in the form of its share of dividends earned by the Master Fund on its investments. This income, less expenses incurred in the operation of the Portfolio, constitutes its net investment income from which dividends may be paid to its shareholders. Any distributions by the Portfolio from such income (other than qualified dividends) will be taxable to a shareholder as ordinary income, whether they are received in cash or in additional shares. A portion of the income dividends paid to shareholders may be qualified dividends eligible to be taxed at reduced rates.

Distributions of Qualified Dividend Income

Under the 2003 Tax Act, dividends earned on the following income sources will be subject to a maximum rate of tax of 15% for individuals (5% for individuals in the 10% and 15% federal rate bracket):

•	dividends paid by domestic corporations, and

•	dividends paid by qualified foreign corporations, including:

•	corporations incorporated in a possession of the U.S.,

•	corporations eligible for benefits of a comprehensive income tax treaty with the United States that the Treasury Department determines is satisfactory (including an exchange of information program), and

•	corporations whose stock is readily tradable on an established securities market in the United States.

For individuals in the 10% and 15% tax brackets, the rate for qualified dividends received in calendar year 2008 is further reduced from 5% to 0%.

Dividends from corporations exempt from tax, dividends from foreign personal holding companies, foreign investment companies and passive foreign investment companies (PFICs), and dividends paid from interest earned by a Master Fund on debt securities generally will not qualify for this favorable tax treatment.

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Both the Portfolio’s corresponding Master Fund and the investors must each separately meet certain holding period requirements to qualify Portfolio dividends for this treatment. Specifically, the Master Fund must hold the stock for at least 61days during the 120-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Portfolio shares for at least 61 days during the 120-day period beginning 60 days before the Portfolio distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Portfolio shares, include the day you sold your shares but not the day you acquired these shares. Under technical correction legislation introduced in the U.S. Congress in December 2003, a proposal has been made to extend the 120-day period to 121 days. If this provision becomes law, it will allow shareholders who purchase their shares on the day before the ex-dividend date and hold their shares for 61 or more days to report their dividends as qualified dividends on their individual income tax returns.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, the Portfolio will designate the portion of its ordinary dividend income that is from qualified sources. If 95% or more of the Portfolio’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income. This designation rule may have the effect of converting small amounts of ordinary income or net short-term capital gains, that otherwise would be taxable as ordinary income, into qualified dividend income eligible for taxation at reduced rates.

Distributions of Capital Gain

The Master Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from the Master Fund’s net short-term capital gain will be taxable to the Portfolio, and in turn to its shareholders, as ordinary income, and distributions from the Master Fund’s net long-term capital gain will be taxable to the Portfolio, and in turn to its shareholders, as long-term capital gain.

Distributions from net short-term capital gains are taxable as ordinary income. Distributions from net long-term capital gains are taxable as long-term capital gains, regardless of how long shares of the Portfolio have been held.

Any net capital gains realized by the Portfolio generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Portfolio.

Capital gain dividends and any net long-term capital gains you realize from the sale of Portfolio shares are subject to a maximum rate of tax of 15% for individuals (5% for individuals in the 10% and 15% federal income tax brackets). For individuals in the 10% and 15% tax brackets, the rate for net long-term capital gains realized in calendar year 2008 is further reduced from 5% to 0%.

Sunsetting of Provisions

The special provisions of the 2003 Tax Act dealing with reduced rates of taxation for qualified dividends and net long-term capital gains are scheduled to sunset on December 31, 2008, unless extended or made permanent before that date. If these rules do sunset, the prior rates of taxation of dividends (as ordinary income) under the 2001 Tax Act will again apply for 2009 and 2010, and will then sunset and be replaced (unless these provisions are extended or made permanent) with income tax rates and provisions in effect prior to the effective date of the 2001 Tax Act. If the 2003 Tax Act changes do sunset in 2008, the rules on taxation of capital gains that were in effect prior to the 2003 Tax Act, including provisions for the taxation of five-year gains, will again be effective for 2009 and later years.

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Election to be Taxed as a Regulated Investment Company

The Portfolio intends to qualify each year as a regulated investment company by satisfying certain distribution and asset diversification requirements under the Internal Revenue Code (the “Code”). As a regulated investment company, the Portfolio generally pays no federal income tax on the income and gains it distributes to its shareholders. The Board reserves the right not to maintain the qualification of the Portfolio as a regulated investment company, if it determines such course of action to be beneficial to shareholders. In such case, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders will be taxed as dividend income to the extent of the Portfolio’s earnings and profits.

Excise Tax Distribution Requirement

To avoid federal excise taxes, the Code requires the Portfolio to distribute to you by December 31 of each year, at a minimum, the following amounts:

•	98% of its taxable ordinary income earned during the calendar year;

•	98% of its capital gain net income earned during the twelve month period ending October 31; and

•	100% of any undistributed amounts of these categories of income or gain from the prior year.

The Portfolio intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Dividends-Received Deduction for Corporations

Dividends from net investment income generally will qualify in part for the corporate dividends-received deduction, but the portion of dividends so qualified depends primarily on the aggregate qualifying dividend income received by the Portfolio from domestic (U.S.) sources. Dividends derived by the Master Fund may not qualify for the corporate dividends-received deduction because of certain timing rules, hedging activities, or debt financing activities at the level of the Master Fund, the Portfolio, or the corporate shareholder, the requisite holding period of the dividend-paying stock is not met.

Limitation on Deductibility of Losses

Losses incurred on the sale of securities by the Master Fund to another Master Fund may be disallowed if, as of the date of sale, the same persons (or, in the case of a sale of securities by the Master Fund to another Master Fund organized as a corporation (a “Corporate Master Fund”), five or fewer persons) own directly or indirectly more than 50% of the outstanding shares in both the selling and purchasing Master Funds. Under attribution rules, the shareholders of the Portfolio would be considered to own the shares of the corresponding Master Fund on a pro rata basis for purposes of applying the loss disallowance rule. In applying these attribution rules to the sale of securities by the Master Fund to a Corporate Master Fund, only shareholders that own 5% or more of the shares of the Portfolio are considered to own the shares of the corresponding Master Fund in proportion to their ownership of Portfolio shares.

Redemption of Portfolio Shares

For shareholders subject to tax, redemptions and exchanges of Portfolio shares are taxable transactions for federal and state income tax purposes that cause a shareholder to recognize a gain or loss. If a shareholder holds his shares as a capital asset, the gain or loss that he realizes will be capital gain or loss.

Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the shareholder by the Portfolio on those shares. All or a portion of any loss that a shareholder realizes upon the redemption of a Portfolio’s shares will be disallowed to the extent that the shareholder purchases other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after the share redemption. Any loss disallowed under these rules will be added to the shareholder’s tax basis in the new shares purchased by the shareholder.

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U.S. Government Obligations

To the extent the Master Fund invests in certain U.S. government obligations, dividends received by the Portfolio from this interest income and distributed to shareholders will not be exempt from state and local personal income taxes by virtue of the federal income status of the Master Fund as a corporation.

Complex Securities

The Master Fund may invest in complex securities and such investments may be subject to special and complicated tax rules. These rules could affect whether gains or losses recognized by the Portfolio or Master Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Portfolio or Master Fund, or defer the Master Fund’s ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to a shareholder by the Portfolio.

Securities Lending

The Master Fund’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

Information on the Tax Character of Distributions

The Portfolio will inform shareholders of the amount and character of distributions at the time they are paid, and will advise shareholders of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. Shareholders who have not held shares of the Portfolio a full year may have designated and distributed to them as ordinary income or capital gain a percentage of income that is not equal to the actual amount of such income earned during the period of their investment in the Portfolio.

PROXY VOTING POLICIES

The Board of Directors of the Fund and the Board of Trustees of the Trust have delegated the authority to vote proxies for the portfolio securities held by the Portfolio and Master Fund to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor.

The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process. The Investment Committee may designate one or more of its members to oversee specific, on-going compliance with respect to the Voting Policies and may designate other personnel of the Advisor to vote proxies on behalf of the Portfolio and Master Fund, including all authorized traders of the Advisor.

The Advisor votes proxies in a manner consistent with the best interests of the Portfolio and Master Fund. Generally, the Advisor analyzes proxy statements on behalf of the Portfolio and Master Fund in accordance with the Voting Policies and the Voting Guidelines. Most proxies that the Advisor receives will be voted in accordance with the predetermined Voting Guidelines. Since nearly all proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for the Advisor to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Advisor during the proxy voting process. However, the Proxy Policies do address the procedures to be followed if a conflict of interest arises between the interests of the Portfolios or the Master Funds, and the interests of the Advisor or its affiliates. If an Investment Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines, the Advisor, prior to voting, will fully disclose the conflict to an Independent Director/Trustee of the applicable Portfolio’s or Master Fund’s Board of Directors/Trustees and vote the proxy in accordance with the direction of such Independent Director/Trustee.

The Voting Guidelines summarize the Advisor’s positions on various issues and give a general indication as to how the Advisor will vote proxies on each issue. The Advisor will usually vote proxies in accordance with the Voting Guidelines. However, the Advisor reserves the right to vote certain issues counter to the Voting Guidelines

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if, after a review of the matter (which analysis will be documented in writing), the Advisor believes that a Portfolio’s or an Master Fund’s best interests would be served by such vote. To the extent that the Voting Guidelines do not address a potential voting issue, the Advisor will vote on such issue in a manner that is consistent with the spirit of the Voting Guidelines and that the Advisor believes would be in the best interest of the Portfolio or Master Fund. Pursuant to the Voting Guidelines, the Advisor generally votes for matters such as: (i) routine business decisions (such as stock splits, name changes and setting the number of directors); (ii) reverse anti-takeover amendments; (iii) auditors; (iv) directors; (v) proposals establishing or increasing indemnification of directors; (vi) proposals eliminating or reducing director’s liability; (vii) equal access to the proxy; (viii) the right to act by written consent of shareholders and to hold special meetings of shareholders; (ix) the separation of audit and consulting responsibilities; and (x) confidential voting. As provided in the Voting Guidelines, the Advisor generally votes against matters such as: (i) anti-takeover measures (such as reincorporation to facilitate a takeover defense, adoption of fair price amendments, institution of classified boards of directors, elimination of cumulative voting and creation of super majority provisions); (ii) the issuance of a new class of stock with unequal voting rights; and (iii) blank check preferred stock proposals. The Voting Guidelines also provide that the Advisor will generally consider on an individual basis such proposals as: (i) increasing authorized common stock; (ii) establishing or increasing a stock option plan or other employee compensation plan; (iii) approving a reorganization or merger; (iv) approving a proposal by a dissident shareholder in a proxy battle; and (v) issues related to independent directors.

Under certain circumstances, the Advisor may not be able to vote proxies or the Advisor may find that the expected economic costs from voting outweigh the benefits associated with voting. Generally, the Advisor does not vote proxies on foreign securities due to local restrictions, customs or anticipated expenses.

Copies of the proxy voting records of the Portfolio and Master Fund will be available without charge, upon request, by calling collect: (310) 395-8005 and posted on the Commission’s website at http://www.sec.gov no later than August 31, 2004 and will reflect the twelve-month period beginning July 1, 2003 and ending June 30, 2004.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund may make available at month-end certain information regarding the securities holdings of the Portfolio and Master Fund (“Holdings Information”). The Holdings Information may be posted each month on the Fund’s website, www.dfaus.com, with a one-month time lag. Holdings Information also may be provided to third-party data vendors, upon request. The Fund may provide more current Holdings Information only to those financial advisors, clients, authorized consultants or authorized custodians who specifically request the more current Holdings Information and who execute a use and non-disclosure agreement, with such terms as are required from time to time by applicable rules and regulations and the Advisor.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, FL 33301, are the Fund’s independent certified public accountants. They audit the Fund’s annual financial statements. The audited financial statements and financial highlights of the Portfolio for the fiscal year ended November 30, 2003, as set forth in the Fund’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

The audited financial statements of the Master Fund for the fiscal year ended November 30, 2003, as set forth in the Trust’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

A shareholder may obtain a copy of the annual reports upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of this SAI.

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PERFORMANCE DATA

The Portfolio may compare its investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolio may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolio or to the Advisor, should be considered in light of the Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

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DIMENSIONAL INVESTMENT GROUP INC.

1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401

Telephone: (310) 395-8005

STATEMENT OF ADDITIONAL INFORMATION

March 29, 2004

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company that offers twenty-five series of shares. This statement of additional information (“SAI”) relates to eight series of the Fund (individually, a “Portfolio” and collectively, the “Portfolios”):

DOMESTIC EQUITY PORTFOLIOS

U.S. Large Company Portfolio K	U.S. Small XM Value Portfolio K
U.S. Large Cap Value Portfolio K	U.S. Small Cap Portfolio K

INTERNATIONAL EQUITY PORTFOLIOS

DFA International Value Portfolio K	Emerging Markets Portfolio K

FIXED INCOME PORTFOLIOS

DFA One-Year Fixed Income Portfolio K	DFA Two-Year Global Fixed Income Portfolio K

This SAI is not a prospectus but should be read in conjunction with the Portfolios’ prospectus dated March 29, 2004, as amended from time to time. The corresponding Master Funds’ audited financial statements for the fiscal year ended November 30, 2003 are incorporated by reference from The DFA Investment Trust Company’s (the “Trust”) annual report to shareholders. The Portfolios’ prospectus and the Trust’s annual report can be obtained by writing to the above address or by calling the above telephone number.

PORTFOLIO CHARACTERISTICS AND POLICIES	3

BROKERAGE COMMISSIONS	3

INVESTMENT LIMITATIONS	4

FUTURES CONTRACTS	7

CASH MANAGEMENT PRACTICES	8

CONVERTIBLE DEBENTURES	9

PORTFOLIO TURNOVER RATES	9

DIRECTORS AND OFFICERS	9

SERVICES TO THE FUND	15

ADVISORY FEES	16

GENERAL INFORMATION	17

CODES OF ETHICS	18

SHAREHOLDER RIGHTS	18

PRINCIPAL HOLDERS	18

PURCHASE OF SHARES	18

REDEMPTION AND TRANSFER OF SHARES	19

TAXATION OF THE PORTFOLIOS	19

PROXY VOTING POLICIES	20

DISCLOSURE OF PORTFOLIO HOLDINGS	21

FINANCIAL STATEMENTS	21

PERFORMANCE DATA	21

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PORTFOLIO CHARACTERISTICS AND POLICIES

Each of the Portfolios is a “Feeder Fund,” which means that it seeks to achieve its investment objective by investing all of its investable assets in a corresponding series of The DFA Investment Trust Company (the “Trust”). The series of the Trust are referred to as the “Master Funds.” Dimensional Fund Advisors Inc. (the “Advisor”) serves as investment advisor to each Master Fund, and provides administrative services to the Portfolios. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the prospectus. The following information supplements the information set forth in the prospectus. Unless otherwise indicated, the following information applies to all of the Portfolios through their investments in the Master Funds.

Each of the Portfolios and the Master Funds are diversified under the federal securities laws and regulations.

Because the structures of the Domestic Equity and International Equity Master Funds are based on the relative market capitalizations of eligible holdings, it is possible that the Master Funds might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, a Master Fund and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Master Funds and the anticipated amount of assets intended to be invested in such securities, management does not anticipate that a Master Fund will include as much as 5% of the voting securities of any issuer.

BROKERAGE COMMISSIONS

The following table reports brokerage commissions paid by the Master Funds.

	Fiscal Years Ended
Master Fund	2003	2002	2001
U.S. Large Company Series	$80,760	$95,280	$90,857
U.S. Large Cap Value Series	$1,111,710	$1,072,620	$589,100

U.S. Small XM Value Series	$1,179,601	$1,463,799	$637,192
U.S. Small Cap Series	$1,352,376	$1,124,961	$630,992

International Value Series	$506,766	$576,457	$386,725
Emerging Markets Series	$503,628	$326,443	$324,859

The substantial increases or decreases in the amount of brokerage commissions paid by the Master Funds from year to year indicated in the foregoing table resulted from increases or decreases in the amount of securities that were bought and sold by the Master Funds.

The Fixed Income Master Funds acquire and sell securities on a net basis with dealers that are major market makers in such securities. The Investment Committee of the Advisor selects dealers on the basis of their size, market making and credit analysis ability. When executing portfolio transactions, the Advisor seeks to obtain the most favorable price for the securities being traded among the dealers with whom the Fixed Income Master Funds effect transactions.

Portfolio transactions of each Master Fund will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected. Brokers will be selected with this goal in view. The Advisor monitors the performance of brokers which effect transactions for the Master Funds to determine the effect that their trading has on the market prices of the securities in which they invest. The Advisor also checks the rate of commission being paid by the Master Funds to their brokers to ascertain that the rates are competitive with those charged by other brokers for similar services. Transactions also may be placed with brokers who provide the Advisor with investment research,

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such as reports concerning individual issuers, industries and general economic and financial trends and other research services.

The OTC companies eligible for purchase by certain of the Master Funds may be thinly traded securities. Therefore, the Advisor believes it needs maximum flexibility to effect OTC trades on a best execution basis. To that end, the Advisor places buy and sell orders for the Master Funds with market makers, third market brokers, electronic communications networks (ECNs) and with brokers on an agency basis. Third market brokers enable the Advisor to trade with other institutional holders directly on a net basis. This allows the Advisor to sometimes trade larger blocks than would be possible by going through a single market maker.

ECNs, such as Instinet, are electronic information and communication networks whose subscribers include most market makers and many institutions. Such ECNs charge a commission for each trade executed on their systems. For example, on any given trade, a Master Fund, by trading through an ECN, could pay a spread to a dealer on the other side of the trade plus a commission to the ECN. However, placing a buy (or sell) order on Instinet communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the Master Funds can effect transactions at the best available prices.

During the fiscal year ended November 30, 2003, the Master Funds paid commissions for securities transactions to brokers that provided market price monitoring services, market studies and research services to the Master Funds as follows:

	Value of Securities Transactions	Brokerage Commissions
U.S. Large Company Series	$42,575	$75
U.S. Large Cap Value Series	$69,324,536	$219,493
U.S. Small XM Value Series	$80,085,188	$237,096
U.S. Small Cap Series	$80,037,878	$216,999
International Value Series	$80,936,667	$144,155
Emerging Markets Series	$0	$0

The investment advisory agreements permit the Advisor knowingly to pay commissions on these transactions that are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the Master Funds. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Master Funds. Subject to obtaining best price and execution, transactions may be placed with brokers that have assisted in the sale of the Portfolios’ shares. A Portfolio will not incur any brokerage or other costs in connection with its purchase or redemption of shares of the corresponding Master Fund.

INVESTMENT LIMITATIONS

Each of the Portfolios and Master Funds has adopted certain limitations which may not be changed with respect to any Portfolio or Master Fund without the approval of the holders of a majority of the outstanding voting securities of such Portfolio or Master Fund. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio or Master Fund (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of such Portfolio or Master Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio or Master Fund.

The Portfolios and Master Funds will not:

(1) invest in commodities or real estate, including limited partnership interests therein, although they may purchase and sell securities of companies which deal in real estate and securities which are secured by interests

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in real estate, and they (except the U.S. Small Cap Portfolio and the DFA One-Year Fixed Income Portfolio) may purchase or sell financial futures contracts and options thereon;

(2) make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

(3) as to 75% of the total assets of a Portfolio or Master Fund, invest in the securities of any issuer (except obligations of the U.S. Government, its agencies and its instrumentalities or, for the Portfolios, shares of an investment company) if, as a result, more than 5% of the Portfolio’s or Master Fund’s total assets, at market, would be invested in the securities of such issuer;

(4) borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33% of its net assets (provided that DFA One-Year Fixed Income Portfolio may borrow no more than 5% of its net assets) or pledge in excess of 33% of such assets to secure such loans;

(5) engage in the business of underwriting securities issued by others;

(6) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s or Master Fund’s total assets would be invested in securities of companies within such industry; except that the Fixed Income Portfolios and Master Funds shall invest more than 25% of their total assets in obligations of banks and bank holding companies in the circumstances described in the prospectus under “Investments in the Banking Industry” and as otherwise described under “Portfolio Strategy;”

(7) purchase securities on margin; or

(8) issue senior securities (as such term is defined in Section 18(f) of the Investment Company Act of 1940 (the “1940 Act”)), except to the extent permitted by the 1940 Act.

In addition, the Master Funds will not:

(9) purchase or retain securities of an issuer if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities; provided that the U.S. Small XM Value Series is not subject to this limitation;

(10) pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (4) above; provided that the U.S. Small XM Value Series is not subject to this limitation;

(11) invest more than 10% of the value of the Master Fund’s total assets in illiquid securities, which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments; provided that the U.S. Small XM Value Series and Two-Year Global Fixed Income Series are not subject to this limitation, and the Large Cap Value Series, the International Value Series, the U.S. Small Cap Series and the Emerging Markets Series may invest not more than 15% of their total assets in illiquid securities;

(12) invest for the purpose of exercising control over management of any company; provided that the U.S. Small XM Value Series is not subject to this limitation;

(13) invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization; provided that each of the U.S. Small XM Value Series and Emerging Markets Series may invest its assets in securities of investment companies and units of such companies such as, but not limited to, S&P Depository Receipts;

(14) invest more than 5% of its total assets in securities of companies that have (with predecessors) a record of less than three years’ continuous operation; except this limitation does not apply to the U.S. Small XM Value Series and Emerging Markets Series;

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(15) write or acquire options (except as described in (1) above) or interests in oil, gas or other mineral exploration, leases or development programs, except that the U.S. Small XM Value Series is not subject to these limitations;

(16) purchase warrants, however, the Domestic and International Equity Portfolios may acquire warrants as a result of corporate actions involving their holdings of other equity securities; provided that the U.S. Small XM Value Series is not subject to this limitation; or

(17) acquire more than 10% of the voting securities of any issuer; provided that this limitation applies only to 75% of the assets of both of the U.S. Value Series and the Emerging Markets Series.

The investment limitations described in (3), (6) and (10) above do not prohibit each Portfolio from investing all or substantially all of its assets in the shares of another registered, open-end investment company, such as one of the Master Funds.

The investment limitations described in (1), (4) and (7) above do not prohibit each Portfolio or Master Fund that may purchase or sell financial futures contracts and options thereon from making margin deposits to the extent permitted under applicable regulations. The investment limitation described in (5) above does not prohibit each Portfolio or Master Fund from acquiring private placements to the extent permitted under applicable regulations.

For purposes of (4) above, the Emerging Markets Portfolio K (indirectly through its investment in the corresponding Master Fund) may borrow in connection with a foreign currency transaction or the settlement of a portfolio trade. The only type of borrowing contemplated thereby is the use of a letter of credit issued on such Master Fund’s behalf in lieu of depositing initial margin in connection with currency futures contracts, and the Master Fund has no present intent to engage in any other types of borrowing transactions under this authority. With respect to (4) above, a Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by a Portfolio.

Although (2) above prohibits cash loans, the Portfolios and Master Funds are authorized to lend portfolio securities. Inasmuch as the Portfolios will only hold shares of a corresponding Master Fund, the Portfolios do not intend to lend those shares.

For the purposes of (11) above, the Fixed Income Master Funds may invest in commercial paper that is exempt from the registration requirements of the Securities Act of 1933 (the “1933 Act”) subject to the requirements regarding credit ratings stated in the prospectus under “Description of Investments.” Further, pursuant to Rule 144A under the 1933 Act, the Master Funds may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the 10% or 15% limitation on holdings of illiquid securities stated in (11) above. While maintaining oversight, the Board of Directors has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Directors and the Advisor will continue to monitor the liquidity of Rule 144A securities.

Although not a fundamental policy subject to shareholder approval: (1) the U.S. Small Cap Portfolio K (indirectly through its investment in the Master Fund) does not intend to purchase interests in any real estate investment trust; and (2) the U.S. Large Company Portfolio K, U.S. Large Cap Value Portfolio K, U.S. Small XM Value Portfolio K, U.S. Small Cap Portfolio K, DFA International Value Portfolio K, Emerging Markets Portfolio K, DFA One-Year Fixed Income Portfolio K and DFA Two-Year Global Fixed Income Portfolio K; (directly or indirectly through their investments in the Master Funds) do not intend to invest more than 15% of their net assets in illiquid securities.

The DFA Two-Year Global Fixed Income Portfolio K (directly or indirectly through its investment in the Master Fund) may acquire and sell forward foreign currency exchange contracts in order to hedge against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set in the contract. While each U.S. Value Portfolio and the DFA International Value Portfolio

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K (directly or indirectly through its investment in the Master Fund) have retained authority to buy and sell financial futures contracts and options thereon, they have no present intention to do so.

Notwithstanding any of the above investment restrictions, the Emerging Markets Series may establish subsidiaries or other similar vehicles for the purpose of conducting its investment operations in Approved Markets, if such subsidiaries or vehicles are required by local laws or regulations governing foreign investors such as this Master Fund or whose use is otherwise considered by the Master Fund to be advisable. The Master Fund will “look through” any such vehicle to determine compliance with its investment restrictions.

Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, “total assets” refers to the assets that a Portfolio or Master Fund owns, and does not include assets which the Portfolio or Master Fund does not own but over which it has effective control. For example, when applying a percentage investment limitation that is based on total assets, a Portfolio or Master Fund will exclude from its total assets those assets which represent collateral received by the Portfolio or Master Fund for its securities lending transactions.

Unless otherwise indicated, all limitations applicable to a Portfolio’s or Master Fund’s investments apply only at the time that a transaction is undertaken. Any subsequent change in a rating assigned by any rating service to a security or change in the percentage of a Portfolio’s or Master Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Portfolio’s or Master Fund’s total assets will not require a Portfolio or Master Fund to dispose of an investment until the Advisor determines that it is practicable to sell or close out the investment without undue market or tax consequences. In the event that ratings services assign different ratings to the same security, the Advisor will determine which rating it believes best reflects the security’s quality and risk at that time, which may be the higher of the several assigned ratings.

FUTURES CONTRACTS

All the Master Funds, except the U.S. Small Cap Series and One-Year Fixed Income Series, may enter into futures contracts and options on futures contracts for the purpose of remaining fully invested and to maintain liquidity to pay redemptions.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts that are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Each Master Fund will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange and brokers may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the Master Fund. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Master Funds expect to earn income on their margin deposits. Each Master Fund intends to limit its futures-related investment activity so that other than with respect to bona fide hedging activity (as defined in Commodity Futures Trading Commission (“CFTC”) Rule 1.3 (z)): (i) the aggregate initial margin and premiums paid to establish commodity futures and commodity option contract positions (determined at the time the most recent position was established) does not exceed 5% of the liquidation value of the Master Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (provided that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating such 5% limitation) or (ii) the aggregate net “notional value” (i.e., the size of a commodity futures or commodity option contract in contract units (taking into account any multiplier specified in the contract), multiplied by the current market price (for a futures contract) or strike price (for an option contract) of each such unit) of all non-hedge commodity futures and commodity option contracts that the Master Fund has entered into (determined at the time the most recent position was established) does not exceed the liquidation value of the Master Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts that the Master Fund has entered into. Pursuant to published positions of the

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U.S. Securities and Exchange Commission (the “Commission”), each Master Fund (or its custodian) may be required to maintain segregated accounts consisting of liquid assets (or, as permitted under applicable interpretations, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts.

Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, a Master Fund would continue to be required to make variation margin deposits. In such circumstances, if the Master Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

CASH MANAGEMENT PRACTICES

The Portfolios and Master Funds engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other obligations, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. For example, in the case of the Emerging Markets Series, cash investments may be made for temporary defensive purposes during periods in which market, economic or political conditions warrant.

All the Portfolios and Master Funds may invest cash in short-term repurchase agreements. In addition, the following cash investments are permissible:

Portfolios and Master Funds	Permissible Cash Investment	Percentage Guidelines*
U.S. Large Company	Short-term fixed income obligations same as One-Year Fixed Income Portfolio; index futures contracts and options thereon	5%

U.S. Value	High quality, highly liquid fixed income securities such as money market instruments; index futures contracts and options thereon	20%

Small Cap	No limitations, except not permitted to invest in registered money market mutual funds	20%

International Value	Fixed income obligations such as money market instruments; index futures contracts and options thereon	20%

Emerging Markets	Money market instruments; highly liquid debt securities; freely convertible currencies; shares of money market mutual funds**; index futures contracts and options thereon	10%
*	The percentage guidelines set forth above are not absolute limitations but the Portfolios and Master Funds do not expect to exceed these guidelines under normal circumstances.
**	Investments in money market mutual funds may involve duplication of certain fees and expenses.

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CONVERTIBLE DEBENTURES

The U.S. Small Cap Series is authorized to invest in private placements of interest-bearing debentures that are convertible into common stock. Convertible debentures include corporate bonds and notes that may be converted into or exchanged for common stock. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible debenture to some extent varies inversely with interest rates. While providing a fixed income stream (generally higher in yield than the income derived from a common stock but lower than that afforded by a nonconvertible debenture), a convertible debenture also affords the Master Fund an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible debentures tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible debenture tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Master Fund may be required to pay for a convertible debenture an amount in excess of the value of the underlying common stock. Common stock acquired by the Master Fund upon conversion of a convertible debenture will generally be held for as long as the Advisor anticipates such stock will provide the Master Fund with opportunities which are consistent with the Master Fund’s investment objective and policies.

PORTFOLIO TURNOVER RATES

Generally, securities will be purchased by the Domestic Equity and International Equity Master Funds with the expectation that they will be held for longer than one year. Because the relative market capitalizations of small companies compared with larger companies generally do not change substantially over short periods of time, the portfolio turnover rates of the U.S. Small Cap Series ordinarily are anticipated to be relatively low. The Fixed Income Master Funds are expected to have high portfolio turnover rates due to the relatively short maturities of the securities to be acquired. The portfolio turnover rates for the Two-Year Global Fixed Income Series have varied from year to year due to market and other conditions. In addition, variations in turnover rates occur because securities are sold when, in the Advisor’s judgment, the return will be increased as a result of portfolio transactions after taking into account the cost of trading.

DIRECTORS AND OFFICERS

Directors

The Board of Directors of the Fund is responsible for establishing Fund policies and for overseeing the management of the Fund. The Directors of the Fund, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Portfolios and the Master Funds.

The Board of Directors has two standing committees, the Audit Committee and a Portfolio Performance and Service Review Committee (the “Performance Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee for the Board oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee for the Board recommends the appointment of the Fund’s independent certified public accountants and also acts as a liaison between the Fund’s independent certified public accountants and the full Board. There were five Audit Committee meetings for the Fund held during the fiscal year ended November 30, 2003.

The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of

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the Fund’s series and reviews the performance of the Fund’s service providers. There were two Performance Committee meetings held during the fiscal year ended November 30, 2003.

Certain biographical information for each disinterested Director and each interested Director of the Fund is set forth in the tables below, including a description of each Director’s experience as a Director of the Fund and as a director or trustee of other funds, as well as other recent professional experience.

Disinterested Directors

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
George M. Constantinides Graduate School of Business, University of Chicago 1101 E. 58th Street Chicago, IL 60637 Date of Birth: 9/22/47	Director	Since 1993	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.	83 portfolios in 4 investment companies

John P. Gould Graduate School of Business, University of Chicago 1101 E. 58th Street Chicago, IL 60637 Date of Birth: 1/19/39	Director	Since 1993	Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Member of the Boards of Milwaukee Mutual Insurance Company and UNext Inc. Formerly, Senior Vice President, Lexecon Inc. (economics, law, strategy and finance consulting). Formerly, President, Cardean University (division of UNext). Formerly, Trustee, First Prairie Funds (registered investment company).	83 portfolios in 4 investment companies	Trustee, Harbor Fund (registered investment company) (13 Portfolios).

Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Date of Birth: 5/27/43	Director	Since 1993	Professor in Practice of Finance, Yale School of Management. Director, BIRR Portfolio Analysis, Inc. (software products). Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting). Partner, Zebra Capital Management, LLC (hedge fund manager). Formerly, Director, Hospital Fund, Inc. (investment management services).	83 portfolios in 4 investment companies

Robert C. Merton Harvard Business School Morgan Hall 397 Soldiers Field Boston, MA 02163 Date of Birth: 7/31/44	Director	Since 2003	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998). Co-founder, Chief Science Officer and Director, Integrated Finance Limited (since 2002). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Formerly, Co-Founder and Principal, Long-Term Capital Management.	83 portfolios in 4 investment companies	Director, Vical Incorporated (biopharmaceutical product development).

Myron S. Scholes Oak Hill Capital Management, Inc. 2775 Sand Hill Rd. Suite 220 Menlo Park, CA 94025 Date of Birth: 7/01/41	Director	Since 1993	Frank E. Buck Professor Emeritus of Finance, Stanford University. Managing Partner, Oak Hill Capital Management (private equity firm). Chairman, Oak Hill Platinum Partners (hedge fund). Director, Chicago Mercantile Exchange. Consultant, Arbor Investors. Formerly, Director, Smith Breeden Family of Funds.	83 portfolios in 4 investment companies	Director, American Century Fund Complex (registered investment companies) (38 Portfolios); and Director, Chicago Mercantile Exchange Holdings Inc.

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Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
Abbie J. Smith Graduate School of Business, University of Chicago 1101 East 58th Street Chicago, IL 60637 Date of Birth: 4/30/53	Director	Since 2000	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago. Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02).	83 portfolios in 4 investment companies	Director, HON Industries Inc. (office furniture) and Director, Ryder System Inc. (transportation).

Interested Directors

The following Interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the 1940 Act, due to their positions with the Advisor.

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
David G. Booth 1299 Ocean Avenue Santa Monica, CA 90401 Date of Birth: 12/02/46	Chairman, Director, President, Chief Executive Officer, and Chief Investment Officer	Since 1992	Chairman, Director/Trustee, President, Chief Executive Officer and Chief Investment Officer (beginning in 2003) of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Fund Advisors Canada, Inc., Dimensional Emerging Markets Value Fund Inc., the Fund, DFA Investment Dimensions Group Inc. and The DFA Investment Trust Company. Director of Dimensional Fund Advisors Ltd. and formerly, Chief Investment Officer. Director, President and Chief Investment Officer (beginning in 2003) of DFA Australia Limited. Formerly, Director of Dimensional Funds PLC. Limited Partner, Oak Hill Partners. Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company). Formerly, Director of Assante Corporation (investment management).	83 portfolios in 4 investment companies

Rex A. Sinquefield* 1299 Ocean Avenue Santa Monica, CA 90401 Date of Birth: 9/07/44	Director and Chairman	Since 1992	Chairman and Director/Trustee (and prior to 2003, Chief Investment Officer) of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Emerging Markets Value Fund Inc., the Fund, DFA Investment Dimensions Group Inc. and The DFA Investment Trust Company. Director (and prior to 2003, Chief Investment Officer) of DFA Australia Limited. Director and formerly, President of Dimensional Fund Advisors Ltd. Director of Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc. Trustee, St. Louis University. Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis.	83 portfolios in 4 investment companies

[1]	Each Director holds office for an indefinite term until his or her successor is elected and qualified.
[2]	Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Fund; DFA Investment Dimensions Group Inc.; The DFA Investment Trust Company; and Dimensional Emerging Markets Value Fund Inc.
*	Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

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Information relating to each Director’s ownership (including the ownership of his or her immediate family) in each Portfolio of the Fund in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2003 is set forth in the chart below.

Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Disinterested Directors:
George M. Constantinides	None	None
John P. Gould	None	None
Roger G. Ibbotson	None	None
Robert C. Merton	None	None
Myron S. Scholes	None	$10,001-50,000
Abbie J. Smith	None	None
Interested Directors:
David G. Booth	None	Over $100,000
Rex A. Sinquefield	None	Over $100,000

Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 2003 and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year.

Director	Aggregate Compensation from the Fund**	Pension or Retirement Benefits as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Fund and DFA Fund Complex†
George M. Constantinides	$5,096	N/A	N/A	$75,500
John P. Gould	$5,062	N/A	N/A	$75,000
Robert C. Merton*	$5,096	N/A	N/A	$75,500
Roger G. Ibbotson	$3,080	N/A	N/A	$45,833
Myron S. Scholes	$4,222	N/A	N/A	$62,500
Abbie J. Smith	$5,096	N/A	N/A	$75,500
†	The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.
*	Mr. Merton was not elected to the boards of the investment companies in the DFA Fund Complex until March 2003.
**	Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended November 30, 2003 is as follows: $75,500 (Mr. Constantinides), $75,000 (Mr. Gould), $75,500 (Mr. Ibbotson) and $75,500 (Ms. Smith). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

Officers

Below is the name, age, and information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Investment Dimensions Group Inc., Dimensional

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Investment Group Inc., The DFA Investment Trust Company, and Dimensional Emerging Markets Value Fund Inc. (collectively, the “DFA Entities”).

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Arthur H. Barlow Date of Birth: 11/07/55	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Valerie A. Brown Date of Birth: 1/24/67	Vice President and Assistant Secretary	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd. and since June 2003, Dimensional Fund Advisors Canada Inc. Since March 2000, legal counsel for Dimensional Fund Advisors Inc. Formerly at Jones, Day, Reavis & Pogue.

Truman A. Clark Date of Birth: 4/08/41	Vice President	Since 1996	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

James L. Davis Date of Birth: 11/29/56	Vice President	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited and Dimensional Fund Advisors Ltd. Formerly at Kansas State University, Arthur Andersen & Co. and Phillips Petroleum Co.

Robert T. Deere Date of Birth: 10/08/57	Vice President	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Robert W. Dintzner Date of Birth: 3/18/70	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional Fund Advisors Inc. Formerly, Vice President DFA Australia Limited.

Richard A. Eustice Date of Birth: 8/05/65	Vice President and Assistant Secretary	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Date of Birth: 1/21/61	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert M. Fezekas Date of Birth: 10/28/70	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to December 2001, Portfolio Manager of Dimensional Fund Advisors Inc.

Glenn S. Freed Date of Birth: 11/24/61	Vice President	Since 2001	Vice President of all the DFA Entities. Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.

Henry F. Gray Date of Birth: 9/22/67	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional Fund Advisors Inc. Formerly, Vice President of DFA Australia Limited.

Kamyab Hashemi-Nejad Date of Birth: 1/22/61	Vice President, Controller and Assistant Treasurer	Since 1997	Vice President, Controller and Assistant Treasurer of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd. Formerly, Assistant Secretary of Dimensional Fund Advisors Ltd.

Patrick Keating Date of Birth: 12/21/54	Vice President	Since 2003	Vice President of all the DFA Entities and Dimensional Fund Advisors Canada Inc. (since June 2003). Formerly, Director, President and Chief Executive Officer, Assante Asset Management Inc. (October 2000 to December 2002); Director, Assante Capital Management (October 2000 to December 2002); President and Chief Executive Officer, Assante Capital Management (October 2000 to April 2001); Executive Vice President, Assante Corporation (May 2001 to December 2002); Director, Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer, Assante Asset Management Ltd. (September 1998 to May 2001); Executive Vice President, Loring Ward (financial services company) (January 1996 to September 1998).

David M. New Date of Birth: 02/09/60	Vice President	Since 2003	Vice President of all the DFA Entities. Formerly, Client Service Manager of Dimensional Fund Advisors Inc. Formerly, Director of Research, Wurts and Associates (investment consulting firm) (December 2000 to June 2002); and President, Kobe Investment Research (August 1999 to November 2000).

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Catherine L. Newell Date of Birth: 5/07/64	Vice President and Secretary	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Vice President and Assistant Secretary of DFA Australia Limited. Director, Vice President and Secretary of Dimensional Fund Advisors Ltd. (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. (since June 2003). Director of Dimensional Funds plc (since January 2002). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

David A. Plecha Date of Birth: 10/26/61	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Eduardo A. Repetto Date of Birth: 1/28/67	Vice President	Since 2002	Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional Fund Advisors Inc. (June 2000 to April 2002). Formerly, Research scientist (August 1998 to June 2000), California Institute of Technology.

Michael T. Scardina Date of Birth: 10/12/55	Vice President, Chief Financial Officer and Treasurer	Since 1993	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd. and since June 2003, Dimensional Fund Advisors Canada Inc. Director of Dimensional Fund Advisors Ltd. (since February 2002) and Dimensional Funds plc (since January 2002).

David E. Schneider Date of Birth: 1/26/46	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001, Regional Director of Dimensional Fund Advisors Inc.

John C. Siciliano Date of Birth: 8/24/54	Vice President	Since 2001	Vice President of all the DFA Entities. Currently, Director of Global Institutional Services of Dimensional Fund Advisors Inc. Director of Dimensional Fund Advisors Ltd. (since May 2001). Formerly, Vice President of DFA Australia Limited. Formerly, Director of Dimensional Funds plc. Formerly, Managing Principal, Payden & Rygel Investment Counsel (April 1998 to December 2000).

Jeanne C. Sinquefield, Ph.D.* Date of Birth: 12/02/46	Executive Vice President	Since 1992	Executive Vice President of all the DFA Entities and DFA Australia Limited. Vice President (formerly, Executive Vice President) of Dimensional Fund Advisors Ltd. (since January 2003) and Dimensional Fund Advisors Canada Inc. (since June 2003).

Carl G. Snyder Date of Birth: 6/08/63	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional Fund Advisors Inc. Formerly, Vice President of DFA Australia Limited.

Karen Umland Date of Birth: 3/10/66	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd. and since June 2003, Dimensional Fund Advisors Canada Inc.

Weston J. Wellington Date of Birth: 3/01/51	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Daniel M. Wheeler Date of Birth: 3/03/45	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Global Financial Advisor Services of Dimensional Fund Advisors Inc. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).
[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.
*	Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

Directors and officers as a group own less than 1% of the Fund’s outstanding stock.

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SERVICES TO THE FUND

Administrative Services

The Fund has entered into an administration agreement with the Advisor on behalf of each Portfolio. Pursuant to the administration agreement, the Advisor performs various services, including: supervision of the services provided by the Portfolio’s custodian and transfer and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; providing shareholders with information about the Portfolio and their investments as they or the Fund may request; assisting the Portfolio in conducting meetings of shareholders; furnishing information as the Board of Directors may require regarding the Master Funds, and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. In addition, from the administration fee described below that it receives from each Portfolio, the Advisor pays service agents that provide shareholder servicing, recordkeeping, account maintenance and other services to shareholders, in an amount up to 0.25% of the Portfolio’s average net assets. For its administrative services, each Portfolio is obligated to pay the Advisor a monthly fee equal to one-twelfth of the percentage of its average net assets listed below:

Portfolio	Administration Fee
U.S. Large Company Portfolio K	0.375%
U.S. Large Cap Value Portfolio K	0.40%
U.S. Small XM Value Portfolio K	0.55%
U.S. Small Cap Portfolio K	0.57%
DFA International Value Portfolio K	0.45%
Emerging Markets Portfolio K	0.65%
DFA One-Year Fixed Income Portfolio K	0.35%
DFA Two-Year Global Fixed Income Portfolio K	0.35%

Pursuant to an Expense Waiver and Assumption Agreement for the Portfolios, the Advisor has contractually agreed to waive its administration fee and to assume each Portfolio’s expenses (up to the amount of fees paid to the Advisor based on the Portfolio’s assets invested in its master fund) to the extent necessary to reduce a Portfolio’s expenses when its total operating expenses exceed the following percentage of average net assets on an annualized basis: 0.75% for U.S. Large Company Portfolio K; 0.85% for U.S. Large Cap Value Portfolio K; 1.00% for U.S. Small XM Value Portfolio K; 0.95% for U.S. Small Cap Portfolio K; 1.00% for DFA International Value Portfolio K; 1.25% for Emerging Markets Portfolio K; 0.75% for DFA One-Year Fixed Income Portfolio K; and 0.75% for DFA Two-Year Fixed Income Portfolio K. At any time that the annualized expenses of a Portfolio are less than the rate listed above for such Portfolio on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or any expenses previously assumed to the extent that such reimbursement will not cause the Portfolio’s annualized expenses to exceed the applicable percentage of average net assets as listed above. The Portfolios are not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Expense Waiver and Assumption Agreement will remain in effect for a period of one year from April 1, 2004 to April 1, 2005, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.

PFPC Inc. (“PFPC”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for the Portfolios and Master Funds. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodians, and transfer and dividend disbursing agency services. PFPC’s charges for its services to each Portfolio are based on the number of feeder portfolios investing in the corresponding Master Fund and whether the Master Fund is organized to be taxed as a corporation or partnership. PFPC’s charges are allocated amongst the feeders based on the relative net assets of the feeders. PFPC’s charges in the aggregate to a group of feeder portfolios investing in Master Funds which are taxed as corporations are $1,000 per month multiplied by the number of feeders. This applies to the U.S. Large Cap Value Portfolio K, the U.S. Small XM Value Portfolio K, the U.S. Small Cap Portfolio K, the DFA International Value Portfolio K, the DFA One-Year Fixed Income Portfolio K and the DFA Two-Year Global Fixed Income Portfolio K. PFPC’s charges in the aggregate to the group of feeder portfolios investing in Master Funds taxed as partnerships are $2,600 per month multiplied by the number of

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feeders. This applies to the U.S. Large Company Portfolio K and the Emerging Markets Portfolio K. Additionally, the U.S. Large Company Portfolio K also pays a fee of .015% of net assets per year and a separate transfer agency fee of .0025% of net assets per year with a minimum yearly fee of $15,000. The Master Funds in which the International Equity Portfolios invest and certain other funds managed by the Advisor that invest in foreign securities (“Foreign Equity Funds”) also pay PFPC a fee for providing fair value pricing services. The total annual fee for the fair value pricing services is calculated by aggregating Foreign Equity Fund by Foreign Equity Fund an amount equal to the greater of (i) 0.005% of each Foreign Equity Fund’s assets or (ii) $20,000, and then allocating such total annual fee among the Foreign Equity Funds based on net assets.

Custodians

Citibank, N.A., 111 Wall Street, New York, New York, 10005, is the global custodian for the International Value Series, Emerging Markets Series and Two-Year Global Fixed Income Series. PFPC Trust Company, 301 Bellevue Parkway, Wilmington, DE 19809, serves as the custodian for the Portfolios and the other Master Funds. The custodians maintain a separate account or accounts for the Portfolios and the Master Funds; receive, hold and release portfolio securities on account of the Portfolios and the Master Funds; make receipts and disbursements of money on behalf of the Portfolios and the Master Funds; and collect and receive income and other payments and distributions on account of the Portfolios’ and the Master Funds’ portfolio securities.

Distributor

The Fund’s shares are distributed by DFA Securities Inc. (“DFAS”), a wholly-owned subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The principal business address of DFAS is 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401.

DFAS acts as an agent of the Fund by serving as the principal underwriter of the Fund’s shares. Pursuant to the Distribution Agreement with the Fund, DFAS uses its best efforts to seek or arrange for the sale of shares of the Fund, which are continuously offered. No sales charges are paid by investors or the Fund. No compensation is paid by the Fund to DFAS under the Distribution Agreement.

Legal Counsel

Stradley, Ronon, Stevens & Young, LLP serves as legal counsel to the Fund. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Certified Public Accountants

PricewaterhouseCoopers LLP are the independent certified public accountants to the Fund and audit the annual financial statements of the Fund and the Trust. Their address is 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, FL 33301.

ADVISORY FEES

David G. Booth and Rex A. Sinquefield, as directors and officers of the Advisor and shareholders of the Advisor’s outstanding stock, may be deemed controlling persons of the Advisor. For the services it provides as investment advisor to each Master Fund, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Master Fund. For the fiscal years ended November 30, 2003, 2002 and 2001, the Master Funds paid advisory fees as set forth in the following table. Each Master Fund has at least one other feeder fund in addition to the Portfolio; the dollar amount shown below is the total dollar amount of management fees paid by the Master Fund to the Advisor.

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Master Fund	2003 (000)	2002 (000)	2001 (000)
U.S. Large Company Series	$652	$693	$745
U.S. Large Cap Value Series	$1,939	$1,656	$1,732
U.S. Small XM Value Series	$502	$812	$862
U.S. Small Cap Series	$310	$294	$266
International Value Series	$2,439	$2,340	$2,801
Emerging Markets Series	$425	$337	$308
One-Year Fixed Income Series	$629	$435	$373
Two-Year Global Fixed Income Series	$492	$345	$265

In approving the continuation of the advisory agreement for each Master Fund, the Board of Trustees, including those Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Advisor (the “Disinterested Trustees”), considered a number of factors, including: (i) the nature, extent and quality of services provided by the Advisor to the Master Fund; (ii) the fees and expenses borne by the Master Fund; and (iii) the performance of the Master Fund relative to a selected peer group of funds. When considering the nature and quality of the services provided by the Advisor, the Board of Trustees reviewed the scope, depth and experience of the Advisor’s organization and the investment professionals currently providing management services to the Master Fund. The Board of Trustees evaluated the Advisor’s portfolio management process. The Board of Trustees also considered the nature and character of non-investment management services provided by the Advisor. When considering the fees and expenses borne by a Master Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Master Fund and any additional benefits received by the Advisor (or its affiliates) in connection with providing such services, the Board of Trustees compared the fees charged by the Advisor to the Master Fund to the fees charged the funds in its peer group for comparable services, and analyzed the expenses incurred by the Advisor with respect to the Master Fund. The Board of Trustees also reviewed the Advisor’s operations, financial condition, and financial results in managing each Master Fund. The Board of Trustees noted, among other things, that each Master Fund’s management fees and total expenses as a percentage of its average net assets over various periods were highly favorable in relation to its peer group of funds. In considering the performance of each Master Fund, the Board of Trustees compared the performance of the Master Fund to the performance of a peer group of funds, and also reviewed the sales and redemption activity of the Master Fund. After requesting and reviewing such materials as it deemed necessary, and based on the considerations described above, including the high-quality of the personnel, financial condition, investment advisory capabilities, portfolio management process and the performance of the Advisor with respect to the management of the Master Funds. The Board of Trustees concluded that the management fees of each Master Fund are fair, both absolutely and in comparison with those of other funds in its peer group and the industry at large, the scope and quality of the services to be provided by the Advisor to each Master Fund were consistent with each Master Fund’s operational requirements and that shareholders have received reasonable value in return for paying such fees and expenses. The Board of Trustees also determined that the performance results of each Master Fund were reasonable, as compared with relevant performance standards and appropriate market indexes. The Board of Trustees, including the Disinterested Trustees, therefore concluded that the continuation of the advisory agreement was in the best interests of each Master Fund and its shareholders.

GENERAL INFORMATION

The Fund was incorporated under Maryland law on March 19, 1990. The Fund was known as DFA U.S. Large Cap Inc. from February 1992, until it amended its Articles of Incorporation in April 1993, to change to its present name. Prior to a February 1992 amendment to the Articles of Incorporation, the Fund was known as DFA U.S. Large Cap Portfolio Inc. The DFA Investment Trust Company was organized as a Delaware statutory trust (a form of entity formerly known as a business trust) on October 27, 1992. The Trust offers shares of its Master Funds only to institutional investors in private offerings.

Prior to April 1, 2001, the U.S. Small XM Value Portfolio K and the U.S. Small Cap Portfolio K were known as the U.S. 4-10 Value Portfolio K and the U.S. 6-10 Small Company Portfolio K, respectively. Similarly, the Master Funds in which these two Portfolios invest – the U.S. Small XM Value Series and the U.S. Small Cap Series – were, prior to April 1, 2001, known as the U.S. 4-10 Value Series and the U.S. 6-10 Small Company Series, respectively.

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CODES OF ETHICS

The Fund, the Trust and DFAS have adopted a Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolios and Master Funds. The Code of Ethics is designed to ensure that access persons act in the interests of the Portfolios and Master Funds, and their shareholders, with respect to any personal trading of securities. Under the Code of Ethics, access persons are generally prohibited from knowingly buying or selling securities (except for shares of mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio or Master Fund unless their proposed purchases are approved in advance. The Code also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The shares of each Portfolio, when issued and paid for in accordance with the Portfolios’ prospectus, will be fully paid and non-assessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters that affect the interest of the class of shares (Portfolio) that they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular Portfolio. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund’s by-laws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

Whenever a Portfolio, as an investor in its corresponding Master Fund, is asked to vote on a shareholder proposal, the Fund will solicit voting instructions from the Portfolio’s shareholders with respect to the proposal. The Directors of the Fund will then vote the Portfolio’s shares in the Master Fund in accordance with the voting instructions received from the Portfolio’s shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive no voting instructions in accordance with their best judgment. With regard to a Master Fund of the Trust organized as a partnership for federal tax purposes, if a majority shareholder of the Master Fund becomes bankrupt, a majority in interest of the remaining shareholders in the Master Fund must vote to approve the continuing existence of the Master Fund or the Master Fund will be liquidated.

Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

PRINCIPAL HOLDERS

The Portfolios had not yet commenced operations as of February 29, 2004, and there were not yet any public shareholders.

PURCHASE OF SHARES

The following information supplements the information set forth in the prospectus under the caption “PURCHASE OF SHARES.”

The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange (“NYSE”) is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on

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days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

The Fund reserves the right, in its sole discretion, to suspend the offering of shares of any or all Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or a Portfolio. Securities accepted in exchange for shares of a Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

The Fund or its transfer agent may from time to time appoint a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders and funds from certain investors. With respect to purchases and redemptions through a sub-transfer agent, the Fund will be deemed to have received a purchase or redemption order when the sub-transfer agent receives the order. Shares of a Portfolio will be priced at the public offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolios, which are currently sold at net asset value. Any such charges will be described in the prospectus.

REDEMPTION AND TRANSFER OF SHARES

The following information supplements the information set forth in the prospectus under the caption “REDEMPTION OF SHARES.”

The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the Commission, (2) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (3) for such other periods as the Commission may permit.

TAXATION OF THE PORTFOLIOS

The following is a summary of some of the federal income tax consequences of investing in the Portfolios. Because shares of the Portfolios are offered exclusively to 401(k) plan investors, such investors will not be subject to tax on distributions of net investment income or capital gains prior to the withdrawal of amounts deposited under the 401(k) plans. Unless you invest in the Portfolios through a 401(k) plan, you should consider the tax implications of investing and consult your own tax adviser.

Different tax rules may apply to income earned by the Master Funds because, for federal income tax purposes, the Master Fund in which the assets of Emerging Markets Portfolio K are invested is a partnership, whereas the other Master Funds are corporations. These rules could affect the amount, timing or character of the income distributed by the Master Funds to the Portfolios, and by the Portfolios to their shareholders, even though the shareholders of the Portfolios that are 401(k) plans will not be subject to tax.

Effect of Foreign Investments

Certain Master Funds may invest in foreign securities and may be subject to foreign withholding taxes on income form those securities. This, in turn, could reduce a Portfolio’s income dividends paid to shareholders. A Master Fund that invests in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (“PFICs”) may, under certain circumstances, be subject to a deferred interest charge.

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Election to be Taxed as a Regulated Investment Company

Each Portfolio intends to qualify each year as a regulated investment company by satisfying certain distribution and asset diversification requirements under the Internal Revenue Code (the “Code”). As a regulated investment company, a Portfolio generally pays no federal income tax on the income and gains it distributes to its shareholders. The Board reserves the right not to maintain the qualification of a Portfolio as a regulated investment company, if it determines that such course of action to be beneficial to shareholders. In such case, a Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

Excise Tax Distribution Requirement

To avoid federal excise taxes, the Code requires a Portfolio to distribute to you by December 31 of each year, at a minimum, the following amounts:

•	98% of its taxable ordinary income earned during the calendar year;
•	98% of its capital gain net income earned during the twelve month period ending October 31; and
•	100% of any undistributed amounts of these categories of income or gain from the prior year.

Each Portfolio intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

PROXY VOTING POLICIES

The Board of Directors of the Fund and the Board of Trustees of the Trust have delegated the authority to vote proxies for the portfolio securities held by the Portfolios and Master Funds to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor.

The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process. The Investment Committee may designate one or more of its members to oversee specific, on-going compliance with respect to the Voting Policies and may designate other personnel of the Advisor to vote proxies on behalf of the Portfolios and Master Funds, including all authorized traders of the Advisor.

The Advisor votes proxies in a manner consistent with the best interests of the Portfolios or Master Funds. Generally, the Advisor analyzes proxy statements on behalf of the Portfolios or Master Funds in accordance with the Voting Policies and the Voting Guidelines. Most proxies that the Advisor receives will be voted in accordance with the predetermined Voting Guidelines. Since nearly all proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for the Advisor to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Advisor during the proxy voting process. However, the Proxy Policies do address the procedures to be followed if a conflict of interest arises between the interests of the Portfolios or the Master Funds, and the interests of the Advisor or its affiliates. If an Investment Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines, the Advisor, prior to voting, will fully disclose the conflict to an Independent Director/Trustee of the applicable Portfolio’s or Master Fund’s Board of Directors/Trustees and vote the proxy in accordance with the direction of such Independent Director/Trustee.

The Voting Guidelines summarize the Advisor’s positions on various issues and give a general indication as to how the Advisor will vote proxies on each issue. The Advisor will usually vote proxies in accordance with the Voting Guidelines. However, the Advisor reserves the right to vote certain issues counter to the Voting Guidelines if, after a review of the matter (which analysis will be documented in writing), the Advisor believes that a Portfolio’s or Master Fund’s best interests would be served by such vote. To the extent that the Voting Guidelines do not address a potential voting issue, the Advisor will vote on such issue in a manner that is consistent with the spirit of the Voting Guidelines and that the Advisor believes would be in the best interest of the Master Fund. Pursuant to the Voting Guidelines, the Advisor generally votes for matters such as: (i) routine business decisions (such as stock

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splits, name changes and setting the number of directors); (ii) reverse anti-takeover amendments; (iii) auditors; (iv) directors; (v) proposals establishing or increasing indemnification of directors; (vi) proposals eliminating or reducing director’s liability; (vii) equal access to the proxy; (viii) the right to act by written consent of shareholders and to hold special meetings of shareholders; (ix) the separation of audit and consulting responsibilities; and (x) confidential voting. As provided in the Voting Guidelines, the Advisor generally votes against matters such as: (i) anti-takeover measures (such as reincorporation to facilitate a takeover defense, adoption of fair price amendments, institution of classified boards of directors, elimination of cumulative voting and creation of super majority provisions); (ii) the issuance of a new class of stock with unequal voting rights; and (iii) blank check preferred stock proposals. The Voting Guidelines also provide that the Advisor will generally consider on an individual basis such proposals as: (i) increasing authorized common stock; (ii) establishing or increasing a stock option plan or other employee compensation plan; (iii) approving a reorganization or merger; (iv) approving a proposal by a dissident shareholder in a proxy battle; and (v) issues related to independent directors.

Under certain circumstances, the Advisor may not be able to vote proxies or the Advisor may find that the expected economic costs from voting outweigh the benefits associated with voting. Generally, the Advisor does not vote proxies on foreign securities due to local restrictions, customs or anticipated expenses.

Copies of the proxy voting records of the Portfolios and Master Funds will be available without charge, upon request, by calling collect: (310) 395-8005 and posted on the Commission’s website at http://www.sec.gov no later than August 31, 2004 and will reflect the twelve-month period beginning July 1, 2003 and ending June 30, 2004.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds may make available at month-end certain information regarding the securities holdings of the Portfolios and Master Funds (“Holdings Information”). The Holdings Information may be posted each month on the Funds’ website, www.dfaus.com, with a one-month time lag. Holdings Information also may be provided to third-party data vendors, upon request. The Funds may provide more current Holdings Information only to those financial advisors, clients, authorized consultants or authorized custodians who specifically request the more current Holdings Information and who execute a use and non-disclosure agreement, with such terms as are required from time to time by applicable rules and regulations and the Advisor.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, Fl 33301 are the Fund’s independent certified public accountants. Because the Portfolios had not commenced operations as of November 30, 2003, the annual reports of the Fund for the fiscal year ended November 30, 2003, do not contain any data regarding the Portfolios.

The audited financial statements of the Master Funds for the fiscal year ended November 30, 2003, as set forth in the Trust’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

A shareholder may obtain a free copy of the Trust’s annual report on the Fund’s website at http://www.dfafunds.com or by contacting the Fund at the address or telephone number appearing on the cover of this SAI.

PERFORMANCE DATA

The Portfolios may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The

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performance of the Portfolios may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolios or to the Advisor, should be considered in light of a Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

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U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

Dimensional Investment Group Inc.

1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401

Telephone: (310) 395-8005

STATEMENT OF ADDITIONAL INFORMATION

March 29, 2004

This statement of additional information (“SAI”) is not a prospectus but should be read in conjunction with the prospectus of U.S. Large Company Institutional Index Portfolio (the “Portfolio”) of Dimensional Investment Group Inc. (the “Fund”), dated March 29, 2004, as amended from time to time. The audited financial statements and financial highlights of the Portfolio are incorporated by reference from the Fund’s annual report to shareholders and the audited financial statements and financial highlights of the Master Fund are incorporated by reference from The DFA Investment Trust Company’s (the “Trust”) annual report to shareholders. The prospectus and annual reports can be obtained by writing to the Fund at the above address or by calling the above telephone number.

PORTFOLIO CHARACTERISTICS AND POLICIES

The following information supplements the information set forth in the prospectus. Unless otherwise indicated, it applies to The U.S. Large Company Series (the “Master Fund”) of The DFA Investment Trust Company (the “Trust”) and the Portfolio through its investment in the Master Fund. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the prospectus.

Dimensional Fund Advisors Inc. (the “Advisor”) serves as investment advisor to the Master Fund and provides administrative services to the Portfolio.

The Portfolio and the Master Fund are diversified under the federal securities laws and regulations.

Because the structure of the Master Fund is based on the relative market capitalizations of eligible holdings, it is possible that the Master Fund might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Master Fund and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Master Fund and the anticipated amount of the Master Fund’s assets intended to be invested in such securities, management does not anticipate that the Master Fund will include as much as 5% of the voting securities of any issuer.

BROKERAGE TRANSACTIONS

During the fiscal years ended November 30, 2003, 2002, and 2001, the Master Fund paid total brokerage commissions of $80,760, $95,280, and $90,857, respectively. The substantial increases or decreases in the amount of brokerage commissions paid by the Master Fund from year to year resulted from increases or decreases in the amount of securities that were bought and sold by the Master Fund.

Portfolio transactions of the Master Fund will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected. Brokers will be selected with these goals in view. The Advisor monitors the performance of brokers which effect transactions for the Master Fund to determine the effect that their trading has on the market prices of the securities in which it invests. The Advisor also checks the rate of commission being paid by the Master Fund to its brokers to ascertain that the rates are competitive with those charged by other brokers for similar services.

Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The Investment Management Agreement of the Master Fund permits the Advisor knowingly to pay commissions on these transactions which are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the assets under management. During the fiscal year ended November 30, 2003, the Master Fund paid commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services to the Master Fund of $75 with respect to securities transactions valued at $42,575. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Master Fund.

The over-the-counter market companies eligible for purchase by the Master Fund may be thinly traded securities. Therefore, the Advisor believes it needs maximum flexibility to effect over-the-counter trades on a best execution basis. To that end, the Advisor places buy and sell orders for the Master Fund with market makers, third market brokers, electronic communication networks (“ECNs”) and with dealers on an agency basis. Third market brokers enable the Advisor to trade with other institutional holders directly on a net basis. This allows the Advisor sometimes to trade larger blocks than would be possible by going through a single market maker.

The Advisor places buy and sell orders on an ECN when the Advisor determines that the securities may not be available from other sources at a more favorable price. ECNs, such as Instinet, are electronic information and communication networks whose subscribers include most market makers as well as many institutions. Such ECNs charge a commission for each trade executed on their systems. For example, on any given trade, the Master Fund, by trading through an ECN, could pay a spread to a dealer on the other side of the trade plus a commission to an ECN. However, placing a buy (or sell) order on an ECN communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the Master Fund can effect transactions at the best available prices.

The Portfolio will not incur any brokerage or other costs in connection with its purchase or redemption of shares of the Master Fund, except if the Portfolio receives securities from the Master Fund to satisfy the Portfolio’s redemption request.

INVESTMENT LIMITATIONS

The Portfolio and Master Fund have adopted certain limitations which may not be changed without the approval of the holders of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio or Master Fund (to be effected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio or Master Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Portfolio or Master Fund.

The Portfolio and Master Fund will not:

(1)	invest in commodities or real estate, including limited partnership interests therein, although it may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate, and may purchase or sell financial futures contracts and options thereon;

(2)	make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

(3)	as to 75% of its total assets, invest in the securities of any issuer (except obligations of the U.S. Government and its agencies and instrumentalities) if, as a result, more than 5% of the Portfolio’s total assets, at market, would be invested in the securities of such issuer;

(4)	borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33% of its net assets, or pledge more than 33% of such assets to secure such loans;

(5)	engage in the business of underwriting securities issued by others;

(6)	acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry;

(7)	purchase securities on margin or sell short;

(8)	issue senior securities (as such term is defined in Section 18(f) of the Investment Company Act of 1940 (“1940 Act”)), except to the extent permitted by the 1940 Act.

In addition to the above investment limitations, the Master Fund has adopted the following investment limitations, which may not be changed without shareholder approval, as discussed above, the Master Fund will not:

(9)	purchase or retain securities of an issuer, if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

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(10)	pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (9) above;

(11)	invest more than 15% of the value of the Portfolio’s total assets in illiquid securities, which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments;

(12)	invest for the purpose of exercising control over management of any company;

(13)	invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization;

(14)	invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years’ continuous operation;

(15)	write or acquire options or interests in oil, gas or other mineral exploration, leases or development programs;

(16)	purchase warrants, except that the Portfolio may acquire warrants as a result of corporate actions involving its holdings of equity securities;

(17)	acquire more than 10% of the voting securities of any issuer.

The investment limitations described in (3) and (6) above do not prohibit the Portfolio from investing all or substantially all of its assets in the shares of another registered open-end investment company, such as the Master Fund.

The investment limitations described in (1) and (7) above do not prohibit the Portfolio or Master Fund from making margin deposits in connection with the purchase or sale of financial futures contracts and options thereon to the extent permitted under applicable regulations.

Although (2) above prohibits cash loans, the Portfolio and Master Fund are authorized to lend portfolio securities. Inasmuch as the Portfolio will only hold shares of the Master Fund, the Portfolio does not intend to lend those shares.

With respect to (4) above, the Portfolio and Master Fund will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by a Portfolio.

Pursuant to Rule 144A under the Securities Act of 1933 (the “1933 Act”), the Master Fund may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the Master Fund’s limitations on holdings of illiquid securities stated in (11) above. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees and the Advisor will continue to monitor the liquidity of Rule 144A securities. Although not a fundamental policy subject to shareholder approval, the Portfolio (indirectly through its investment in the Master Fund) does not intend to invest more than 15% of its net assets in illiquid securities.

Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, “total assets” refers to the assets that the Portfolio or Master Fund owns, and does not include assets which the Portfolio or Master Fund does not own but over which it has effective control. For example, when applying a percentage investment limitation that is based on total assets, the Portfolio or Master Fund will exclude from its total assets those assets which represent collateral received by the Portfolio or Master Fund for its securities lending transactions.

Unless otherwise indicated, all limitations applicable to the Portfolio’s and Master Fund’s investments apply only at the time that a transaction is undertaken. Any subsequent change in the percentage of the Portfolio’s

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or Master Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Portfolio’s or Master Fund’s total assets will not require the Portfolio or Master Fund to dispose of an investment until the Advisor determines that it is practicable to sell or close out the investment without undue market or tax consequences.

FUTURES CONTRACTS

The Master Fund may enter into futures contracts and options on futures contracts for the purpose of remaining fully invested and to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. The Master Fund will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange, and brokers may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the Master Fund. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Master Fund expects to earn income on its margin deposits. The Master Fund intends to limit its futures-related investment activity so that other than with respect to bona fide hedging activity (as defined in Commodity Futures Trading Commission (“CFTC”) Rule 1.3 (z)): (i) the aggregate initial margin and premiums paid to establish commodity futures and commodity option contract positions (determined at the time the most recent position was established) do not exceed 5% of the liquidation value of the Master Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (provided that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating such 5% limitation) or (ii) the aggregate net “notional value” (i.e., the size of a commodity futures or commodity option contract in contract units (taking into account any multiplier specified in the contract), multiplied by the current market price (for a futures contract) or strike price (for an option contract) of each such unit) of all non-hedge commodity futures and commodity option contracts that the Master Fund has entered into (determined at the time the most recent position was established) does not exceed the liquidation value of the Master Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts that the Master Fund has entered into. Pursuant to published positions of the Securities and Exchange Commission (the “SEC”), the Portfolio or Master Fund (or its custodian) may be required to maintain segregated accounts consisting of liquid assets such as cash, U.S. government securities, or other high grade debt obligations (or, as permitted under applicable regulation, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts.

Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, the Master Fund would continue to be required to make variation margin deposits. In such circumstances, if the Master Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

CASH MANAGEMENT PRACTICES

The Portfolio and Master Fund engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other obligations, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. The Portfolio and Master Fund may invest cash in short-term repurchase agreements. In addition, the Master Fund may invest a portion of its assets, generally not more than 5% of its net assets, in short-term fixed income obligations, index futures contracts and options thereon.

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DIRECTORS AND OFFICERS

Directors

The Board of Directors of the Fund is responsible for establishing Fund policies and for overseeing the management of the Fund. The Directors of the Fund, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Portfolio and the Master Fund.

The Board of Directors has two standing committees, the Audit Committee and the Portfolio Performance and Service Review Committee (the “Performance Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee for the Board oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee for the Board recommends the appointment of the Fund’s independent certified public accountants and also acts as a liaison between the Fund’s independent certified public accountants and the full Board. There were five Audit Committee meetings for the Fund held during the fiscal year ended November 30, 2003.

The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series and reviews the performance of the Fund’s service providers. There were two Performance Committee meetings held during the fiscal year ended November 30, 2003.

Certain biographical information for each disinterested Director and each interested Director of the Fund is set forth in the tables below, including a description of each Director’s experience as a Director of the Fund and as a director or trustee of other funds, as well as other recent professional experience.

Disinterested Directors

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
George M. Constantinides Graduate School of Business, University of Chicago 1101 E. 58th Street Chicago, IL 60637 Date of Birth: 9/22/47	Director	Since 1993	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.	83 portfolios in 4 investment companies

John P. Gould Graduate School of Business, University of Chicago 1101 E. 58th Street Chicago, IL 60637 Date of Birth: 1/19/39	Director	Since 1993	Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Member of the Boards of Milwaukee Mutual Insurance Company and UNext Inc. Formerly, Senior Vice President, Lexecon Inc. (economics, law, strategy and finance consulting). Formerly, President, Cardean University (division of UNext). Formerly, Trustee, First Prairie Funds (registered investment company).	83 portfolios in 4 investment companies	Trustee, Harbor Fund (registered investment company) (13 Portfolios)

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Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Date of Birth: 5/27/43	Director	Since 1993	Professor in Practice of Finance, Yale School of Management. Director, BIRR Portfolio Analysis, Inc. (software products). Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting). Partner, Zebra Capital Management, LLC (hedge fund manager). Formerly, Director, Hospital Fund, Inc. (investment management services).	83 portfolios in 4 investment companies

Robert C. Merton Harvard Business School Morgan Hall 397 Soldiers Field Boston, MA 02163 Date of Birth: 7/31/44	Director	Since 2003	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998). Co-founder, Chief Science Officer and Director, Integrated Finance Limited (since 2002). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Formerly, Co-Founder and Principal, Long-Term Capital Management.	83 portfolios in 4 investment companies	Director, Vical Incorporated (biopharmaceutical product development)

Myron S. Scholes Oak Hill Capital Management, Inc. 2775 Sand Hill Road Suite 220 Menlo Park, CA 94025 Date of Birth: 7/01/41	Director	Since 1993	Frank E. Buck Professor Emeritus of Finance, Stanford University. Managing Partner, Oak Hill Capital Management (private equity firm). Chairman, Oak Hill Platinum Partners (hedge fund). Director, Chicago Mercantile Exchange. Consultant, Arbor Investors. Formerly, Director, Smith Breeden Family of Funds.	83 portfolios in 4 investment companies	Director, American Century Fund Complex (registered investment companies) (38 Portfolios); and Director, Chicago Mercantile Exchange Holdings Inc.

Abbie J. Smith Graduate School of Business, University of Chicago 1101 East 58th Street Chicago, IL 60637 Date of Birth: 4/30/53	Director	Since 2000	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago. Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02).	83 portfolios in 4 investment companies	Director, HON Industries Inc. (office furniture) and Director, Ryder System Inc. (transportation).

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Interested Directors

The following Interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the 1940 Act, due to their positions with the Advisor.

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
David G. Booth 1299 Ocean Avenue Santa Monica, CA 90401 Date of Birth: 12/02/46	Chairman, Director, President, Chief Executive Officer, and Chief Investment Officer	Since 1992	Chairman, Director/Trustee, President, Chief Executive Officer and Chief Investment Officer (beginning in 2003) of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Fund Advisors Canada Inc., Dimensional Emerging Markets Value Fund Inc., DFAIDG, DIG and The DFA Investment Trust Company. Director of Dimensional Fund Advisors Ltd. and formerly, Chief Investment Officer. Director, President and Chief Investment Officer (beginning in 2003) of DFA Australia Limited. Formerly, Director of Dimensional Funds PLC. Limited Partner, Oak Hill Partners. Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company). Formerly, Director of Assante Corporation (investment management).	83 portfolios in 4 investment companies

Rex A. Sinquefield* 1299 Ocean Avenue Santa Monica, CA 90401 Date of Birth: 9/07/44	Director and Chairman	Since 1992	Chairman and Director/Trustee (and prior to 2003, Chief Investment Officer) of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Emerging Markets Value Fund Inc., DFAIDG, DIG and The DFA Investment Trust Company. Director (and prior to 2003, Chief Investment Officer) of DFA Australia Limited. Director and formerly, President of Dimensional Fund Advisors Ltd. Director of Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc. Trustee, St. Louis University. Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis.	83 portfolios in 4 investment companies

[1]	Each Director holds office for an indefinite term until his or her successor is elected and qualified.
[2]	Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Fund; DFA Investment Dimensions Group Inc.; The DFA Investment Trust Company; and Dimensional Emerging Markets Value Fund Inc.
*	Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

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Information relating to each Director’s ownership (including the ownership of his or her immediate family) in the Portfolio of the Fund in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2003 is set forth in the chart below.

Name	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Disinterested Directors:
George M. Constantinides	None	None
John P. Gould	None	None
Roger G. Ibbotson	None	None
Robert C. Merton	None	None
Myron S. Scholes	None	$10,001-50,000
Abbie J. Smith	None	None

Interested Directors:
David G. Booth	None	Over $100,000
Rex A. Sinquefield	None	Over $100,000

Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 2003 and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year.

Director	Aggregate Compensation from the Fund**	Pension or Retirement Benefits as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Fund and DFA Fund Complex†
George M. Constantinides	$5,096	N/A	N/A	$75,500
John P. Gould	$5,062	N/A	N/A	$75,000
Roger G. Ibbotson	$5,096	N/A	N/A	$75,500
Robert C. Merton*	$3,080	N/A	N/A	$45,833
Myron S. Scholes	$4,222	N/A	N/A	$62,500
Abbie J. Smith	$5,096	N/A	N/A	$75,500

†	The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.
*	Mr. Merton was not elected to the boards of the investment companies in the DFA Fund Complex until March 2003.
**	Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended November 30, 2003 is as follows: $75,500 (Mr. Constantinides), $75,000 (Mr. Gould), $75,500 (Mr. Ibbotson) and $75,500 (Ms. Smith). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

Officers

Below is the name, age, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Investment Dimensions Group Inc., Dimensional

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Investment Group Inc., The DFA Investment Trust Company, and Dimensional Emerging Markets Value Fund Inc. (collectively, the “DFA Entities”).

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Arthur H. Barlow Date of Birth: 11/07/55	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Valerie A. Brown Date of Birth: 1/24/67	Vice President and Assistant Secretary	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd. and since June 2003, Dimensional Fund Advisors Canada Inc. Since March 2000, legal counsel for Dimensional Fund Advisors Inc. Formerly at Jones, Day, Reavis & Pogue.

Truman A. Clark Date of Birth: 4/08/41	Vice President	Since 1996	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

James L. Davis Date of Birth: 11/29/56	Vice President	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited and Dimensional Fund Advisors Ltd. Formerly at Kansas State University, Arthur Andersen & Co. and Phillips Petroleum Co.

Robert T. Deere Date of Birth: 10/08/57	Vice President	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Robert W. Dintzner Date of Birth: 3/18/70	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional Fund Advisors Inc. Formerly, Vice President DFA Australia Limited.

Richard A. Eustice Date of Birth: 8/05/65	Vice President and Assistant Secretary	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Date of Birth: 1/21/61	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert M. Fezekas Date of Birth: 10/28/70	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to December 2001, Portfolio Manager of Dimensional Fund Advisors Inc.

Glenn S. Freed Date of Birth: 11/24/61	Vice President	Since 2001	Vice President of all the DFA Entities. Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.

Henry F. Gray Date of Birth: 9/22/67	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional Fund Advisors Inc. Formerly, Vice President of DFA Australia Limited.

Kamyab Hashemi-Nejad Date of Birth: 1/22/61	Vice President, Controller and Assistant Treasurer	Since 1997	Vice President, Controller and Assistant Treasurer of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd. Formerly, Assistant Secretary of Dimensional Fund Advisors Ltd.

Patrick Keating Date of Birth: 12/21/54	Vice President	Since 2003	Vice President of all the DFA Entities and Dimensional Fund Advisors Canada Inc. (since June 2003). Formerly, Director, President and Chief Executive Officer, Assante Asset Management Inc. (October 2000 to December 2002); Director, Assante Capital Management (October 2000 to December 2002); President and Chief Executive Officer, Assante Capital Management (October 2000 to April 2001); Executive Vice President, Assante Corporation (May 2001 to December 2002); Director, Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer, Assante Asset Management Ltd. (September 1998 to May 2001); Executive Vice President, Loring Ward (financial services company) (January 1996 to September 1998).

David M. New Date of Birth: 02/09/60	Vice President	Since 2003	Vice President of all the DFA Entities. Formerly, Client Service Manager of Dimensional Fund Advisors Inc. Formerly, Director of Research, Wurts and Associates (investment consulting firm) (December 2000 to June 2002); and President, Kobe Investment Research (August 1999 to November 2000).

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Catherine L. Newell Date of Birth: 5/07/64	Vice President and Secretary	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Vice President and Assistant Secretary of DFA Australia Limited. Director, Vice President and Secretary of Dimensional Fund Advisors Ltd. (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. (since June 2003). Director of Dimensional Funds plc (since January 2002). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

David A. Plecha Date of Birth: 10/26/61	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

Eduardo A. Repetto Date of Birth: 1/28/67	Vice President	Since 2002	Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional Fund Advisors Inc. (June 2000 to April 2002). Formerly, Research scientist (August 1998 to June 2000), California Institute of Technology.

Michael T. Scardina Date of Birth: 10/12/55	Vice President, Chief Financial Officer and Treasurer	Since 1993	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd. and since June 2003, Dimensional Fund Advisors Canada Inc. Director of Dimensional Fund Advisors Ltd. (since February 2002) and Dimensional Funds plc (since January 2002).

David E. Schneider Date of Birth: 1/26/46	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001, Regional Director of Dimensional Fund Advisors Inc.

John C. Siciliano Date of Birth: 8/24/54	Vice President	Since 2001	Vice President of all the DFA Entities. Currently, Director of Global Institutional Services of Dimensional Fund Advisors Inc. Director of Dimensional Fund Advisors Ltd. (since May 2001). Formerly, Vice President of DFA Australia Limited. Formerly, Director of Dimensional Funds plc. Formerly, Managing Principal, Payden & Rygel Investment Counsel (April 1998 to December 2000).

Jeanne C. Sinquefield, Ph.D.* Date of Birth: 12/02/46	Executive Vice President	Since 1992	Executive Vice President of all the DFA Entities and DFA Australia Limited. Vice President (formerly, Executive Vice President) of Dimensional Fund Advisors Ltd. (since January 2003) and Dimensional Fund Advisors Canada Inc. (since June 2003).

Carl G. Snyder Date of Birth: 6/08/63	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional Fund Advisors Inc. Formerly, Vice President of DFA Australia Limited.

Karen Umland Date of Birth: 3/10/66	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd. and since June 2003, Dimensional Fund Advisors Canada Inc.

Weston J. Wellington Date of Birth: 3/01/51	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Daniel M. Wheeler Date of Birth: 3/03/45	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Global Financial Advisor Services of Dimensional Fund Advisors Inc. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.
*	Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

Directors and officers as a group own less than 1% of the Fund’s outstanding stock.

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SERVICES TO THE FUND

Administrative Services

The Fund has entered into an administration agreement with the Advisor on behalf of the Portfolio. Pursuant to the administration agreement, the Advisor will perform various services, including: supervision of the services provided by the Portfolio’s custodian and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; assisting the Fund in complying with the provisions of federal, state, local and foreign securities, tax and other laws applicable to the Portfolio; providing shareholders with information about the Portfolio and their investments as they or the Fund may request; assisting the Portfolio in conducting meetings of shareholders of record; furnishing information as the Board of Directors may require regarding the Master Fund; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. The Advisor also provides the Fund with office space and personnel. For its administrative services, the Portfolio pays the Advisor a monthly fee equal to one-twelfth of 0.05% of the average net assets of the Portfolio.

Pursuant to the Expense Waiver and Assumption Agreement for the Portfolio, the Advisor has agreed to waive its administration fee to the extent necessary to reduce the Portfolio’s expenses to the extent that its total direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of its master fund) exceed 0.10% of its average net assets on an annualized basis. At any time that the total direct and indirect expenses of the Portfolio are less than 0.10% of its assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Portfolio’s total direct and indirect expenses to exceed 0.10% if its average net assets on an annualized basis. The Portfolio is not obligated to reimburse the Advisor for fees waived by the Advisor more than thirty-six months prior to the date of such reimbursement. The Expense Waiver and Assumption Agreement will remain in effect for a period of one year from April 1, 2004 to April 1, 2005, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. Prior to the institution, on April 1, 2002, of the contractual waiver described above, the Portfolio was subject to a voluntary fee waiver arrangement in which the Advisor and other service providers to the Portfolio and Master Fund agreed to waive certain fees and to assume expenses of the Portfolio to the extent necessary to keep the cumulative expenses to not more than 0.10% of the average net assets of the Portfolio on an annualized basis. For the fiscal years ended November 30, 2003, 2002, and 2001, the Advisor waived its entire administrative fee.

PFPC Inc. (“PFPC”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for the Portfolio and the Master Fund. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodian, and transfer and dividend disbursing agency services. For its services, the Portfolio pays PFPC an annual fee equal to 0.015% of its net assets. PFPC’s charges for its services to feeder portfolios are based on the number of feeder portfolios investing in each Master Fund and whether the Master Fund is organized to be taxed as a corporation or partnership for tax purposes. PFPC’s charges are allocated among the feeders based on the relative net assets of the feeders. The Portfolio invests in a Master Fund that is taxed as a partnership. PFPC’s charges in the aggregate to the group of feeder portfolios investing in Master Funds taxed as partnerships are $2,600 per month multiplied by the number of feeders. PFPC has agreed to limit the monthly fee for the Portfolio from time to time. The Portfolio also pays PFPC a transfer agency fee of 0.0025% of net assets per year with a minimum yearly fee of $7,500.

Custodian

PFPC Trust Company, 301 Bellevue Parkway, Wilmington, DE 19809, serves as a custodian for the Portfolio and the Master Fund. The custodian maintains a separate account or accounts for the Portfolio and the Master Fund; receives, holds and releases portfolio securities on account of the Portfolio and the Master Fund; makes receipts and disbursements of money on behalf of the Portfolio and the Master Fund; and collects and receives income and other payments and distributions on account of the Portfolio’s and Master Fund’s portfolio securities.

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Distributor

The Fund’s shares are distributed by DFA Securities Inc. (“DFAS”), a wholly-owned subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The principal business address of DFAS is 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401.

DFAS acts as an agent of the Fund by serving as the principal underwriter of the Fund’s shares. Pursuant to the Distribution Agreement with the Fund, DFAS uses its best efforts to seek or arrange for the sale of shares of the Fund, which are continuously offered. No sales charges are paid by investors or the Fund. No compensation is paid by the Fund to DFAS under the Distribution Agreement.

Legal Counsel

Stradley, Ronon, Stevens & Young, LLP serves as legal counsel to the Fund. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Certified Public Accountants

PricewaterhouseCoopers LLP are the independent certified public accountants to the Fund and audit the annual financial statements of the Fund. Their address is 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, FL 33301.

ADVISORY FEES

David G. Booth and Rex A. Sinquefield, as directors and officers of the Advisor and shareholders of the Advisor’s outstanding stock, may be deemed controlling persons of the Advisor. For the services it provides as investment advisor to the Master Fund, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Master Fund. For the fiscal years ended November 30, 2003, 2002, and 2001, the Master Fund paid advisory fees of $652,000, $693,000, and $745,000, respectively. The Master Fund has more than one investor; this dollar amount represents the total dollar amount of advisory fees paid by the Master Fund to the Advisor.

In approving the continuation of the advisory agreement for the Master Fund, the Board of Trustees, including those Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Advisor (the “Disinterested Trustees”), considered a number of factors, including: (i) the nature, extent and quality of services provided by the Advisor to the Master Fund; (ii) the fees and expenses borne by the Master Fund; and (iii) the performance of the Master Fund relative to a selected peer group of funds. When considering the nature and quality of the services provided by the Advisor, the Board of Trustees reviewed the scope, depth and experience of the Advisor’s organization and the investment professionals currently providing management services to the Master Fund. The Board of Trustees evaluated the Advisor’s portfolio management process. The Board of Trustees also considered the nature and character of non-investment management services provided by the Advisor. When considering the fees and expenses borne by the Master Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Master Fund and any additional benefits received by the Advisor (or its affiliates) in connection with providing such services, the Board of Trustees compared the fees charged by the Advisor to the Master Fund to the fees charged the funds in its peer group for comparable services, and analyzed the expenses incurred by the Advisor with respect to the Master Fund. The Board of Trustees also reviewed the Advisor’s operations, financial condition, and financial results in managing the Master Fund. The Board of Trustees noted, among other things, that the Master Fund’s management fees and total expenses as a percentage of its average net assets over various periods were highly favorable in relation to its peer group of funds. In considering the performance of the Master Fund, the Board of Trustees compared the performance of the Master Fund to the performance of a peer group of funds, and also reviewed the sales and redemption activity of the Master Fund. After requesting and reviewing such materials as it deemed necessary, and based on the considerations described above, including the high-quality of the personnel, financial condition, investment advisory capabilities, portfolio management process and the performance of the Advisor with respect to the management of the Master Funds, the Board of Trustees concluded that the management fees of the Master Fund are fair, both absolutely and in comparison with those of other funds in its peer group and the industry at large, the scope and quality of the services

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to be provided by the Advisor to the Master Fund were consistent with the Master Fund’s operational requirements, and that shareholders have received reasonable value in return for paying such fees and expenses. The Board of Trustees also determined that the performance results of the Master Fund were reasonable, as compared with relevant performance standards and appropriate market indexes. The Board of Trustees, including the Disinterested Trustees, therefore concluded that the continuation of the advisory agreement was in the best interests of the Master Fund and its shareholders.

GENERAL INFORMATION

The Fund was incorporated under Maryland law on March 19, 1990. The Fund was known as DFA U.S. Large Cap Inc. from February 1992, until it amended its Articles of Incorporation in April 1993, to change to its present name. Prior to a February 1992, amendment to the Articles of Incorporation, it was known as DFA U.S. Large Cap Portfolio Inc. The DFA Investment Trust Company was organized as a Delaware statutory trust (a form of entity formerly known as a business trust) on October 27, 1992. The Trust offers shares of its series only to institutional investors in private offerings.

CODES OF ETHICS

The Fund, the Trust, the Adviser and DFAS have adopted a Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolio and Master Fund. The Code is designed to ensure that access persons act in the interest of the Portfolio and Master Fund, and their shareholders, with respect to any personal trading of securities. Under the Code, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio or Master Fund unless their proposed purchases are approved in advance. The Code also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The shares of the Portfolio, when issued and paid for in accordance with the Portfolio’s prospectus, will be fully paid and non-assessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature. With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular portfolio. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund’s by-laws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

Whenever the Portfolio, as an investor in the Master Fund, is asked to vote on a shareholder proposal, the Fund will solicit voting instructions from the Portfolio’s shareholders with respect to the proposal. The Directors of the Fund will then vote the Portfolio’s shares in the Master Fund in accordance with the voting instructions received from the Portfolio’s shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive no voting instructions in accordance with their best judgment. If a majority shareholder of the Master Fund declares bankruptcy, a majority interest of the remaining shareholders in the Master Fund must vote to approve the continuing existence of the Master Fund or it will be liquidated.

Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover of this prospectus. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

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PRINCIPAL HOLDERS OF SECURITIES

As of February 29, 2004, the following person(s) beneficially owned 5% or more of the outstanding stock of the Portfolio, as set forth below:

Charles Schwab & Company, Inc. 101 Montgomery Street San Francisco, CA 94104	88.86%

National Financial Services Inc. 200 Liberty Street One World Financial Center New York, NY 10281	6.96%

PURCHASE OF SHARES

The following information supplements the information set forth in the prospectus under the caption “PURCHASE OF SHARES.”

The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange (the “NYSE”) is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

The Fund reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or the Portfolio. Securities accepted in exchange for shares of the Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

The Fund or its transfer agent may from time to time appoint a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders and funds from certain investors. With respect to purchases and redemptions through a sub-transfer agent, the Fund will be deemed to have received a purchase or redemption order when the sub-transfer agent receives the order. Shares of a Portfolio will be priced at the public offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolio, which is currently sold at net asset value. Any such charges will be described in the prospectus.

REDEMPTION OF SHARES

The following information supplements the information set forth in the prospectus under the caption “REDEMPTION OF SHARES.”

The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the U.S. Securities and Exchange Commission (“SEC”), (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (3) for such other periods as the SEC may permit.

Shareholders may transfer shares of the Portfolio to another person by making a written request to the Advisor who will transmit the request to the Fund’s Transfer Agent. The request should clearly identify the account

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and number of shares to be transferred, and include the signature of all registered owners. The signature on the letter of request must be guaranteed in the same manner as described in the prospectus under “REDEMPTION OF SHARES.” As with redemptions, the written request must be received in good order before any transfer can be made.

TAXATION OF THE PORTFOLIO

The following is a summary of some of the federal income tax consequences of investing in the Portfolio. Unless your investment in the Portfolio is through a retirement plan, you should consider the tax implications of investing, and consult your own tax adviser. The tax consequences described below may be affected by special rules because the Portfolio invests substantially all of its assets in the Master Fund which is taxable as a partnership for federal income tax purposes. These rules could affect the amount, timing and character of income distributed to shareholders of the Portfolio.

Distribution of Net Income

The Portfolio derives income generally in the form of its share of dividends and interest earned by the Master Fund on its investments. This income, less expenses incurred in the operation of the Portfolio, constitutes its net investment income from which dividends may be paid to its shareholders. Any distributions by the Portfolio from such income (other than qualified dividends) will be taxable to a shareholder as ordinary income, whether they are received in cash or in additional shares. A portion of the income dividends paid to shareholders may be qualified dividends eligible to be taxed at reduced rates.

Distributions of Qualified Dividend Income

Under the 2003 Tax Act, dividends earned on the following income sources will be subject to a maximum rate of tax of 15% for individuals (5% for individuals in the 10% and 15% federal rate bracket):

•	dividends paid by domestic corporations, and

•	dividends paid by qualified foreign corporations, including:

–	corporations incorporated in a possession of the U.S.,

–	corporations eligible for benefits of a comprehensive income tax treaty with the United States that the Treasury Department determines is satisfactory (including an exchange of information program), and

–	corporations whose stock is readily tradable on an established securities market in the United States.

For individuals in the 10% and 15% tax brackets, the rate for qualified dividends received in calendar year 2008 is further reduced from 5% to 0%.

Dividends from corporations exempt from tax, dividends from foreign personal holding companies, foreign investment companies and passive foreign investment companies (PFICs), and dividends paid from interest earned by a Master Fund on debt securities generally will not qualify for this favorable tax treatment.

Both the Portfolio’s corresponding Master Fund and the investors must each separately meet certain holding period requirements to qualify Portfolio dividends for this treatment. Specifically, the Master Fund must hold the stock for at least 61 days during the 120-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Portfolio shares for at least 61 days during the 120-day period beginning 60 days before the Portfolio distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Portfolio shares, include the day you sold your shares but not the day you acquired these shares. Under technical correction legislation introduced in the U.S. Congress in December 2003,

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a proposal has been made to extend the 120-day period to 121 days. If this provision becomes law, it will allow shareholders who purchase their shares on the day before the ex-dividend date and hold their shares for 61 or more days to report their dividends as qualified dividends on their individual income tax returns.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, the Portfolio will designate the portion of its ordinary dividend income that is from qualified sources. If 95% or more of the Portfolio’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income. This designation rule may have the effect of converting small amounts of ordinary income or net short-term capital gains, that otherwise would be taxable as ordinary income, into qualified dividend income eligible for taxation at reduced rates.

Distributions of Capital Gain

The Master Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Income derived from net short-term capital gain of the Master Fund will be taxable to the Portfolio as net short-term capital gain and, when distributed to its shareholders, will be treated as ordinary income, and income derived from net long-term capital gain of the Master Fund will be taxable to the Portfolio and, when distributed, to its shareholders, as long-term capital gain, regardless of how long shares of the Portfolio have been held. Any net capital gains realized by the Portfolio generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Portfolio.

Capital gain dividends and any net long-term capital gains you realize from the sale of Portfolio shares are subject to a maximum rate of tax of 15% for individuals (5% for individuals in the 10% and 15% federal income tax brackets). For individuals in the 10% and 15% tax brackets, the rate for net long-term capital gains realized in calendar year 2008 is further reduced from 5% to 0%.

Sunsetting of Provisions

The special provisions of the 2003 Tax Act dealing with reduced rates of taxation for qualified dividends and net long-term capital gains are scheduled to sunset on December 31, 2008, unless extended or made permanent before that date. If these rules do sunset, the prior rates of taxation of dividends (as ordinary income) under the 2001 Tax Act will again apply for 2009 and 2010, and will then sunset and be replaced (unless these provisions are extended or made permanent) with income tax rates and provisions in effect prior to the effective date of the 2001 Tax Act. If the 2003 Tax Act changes do sunset in 2008, the rules on taxation of capital gains that were in effect prior to the 2003 Tax Act, including provisions for the taxation of five-year gains, will again be effective for 2009 and later years.

Election to be Taxed as a Regulated Investment Company

The Portfolio intends to qualify each year as a regulated investment company by satisfying certain distribution and asset diversification requirements under the Internal Revenue Code (the “Code”). As a regulated investment company, the Portfolio generally pays no federal income tax on the income and gains it distributes to its shareholders. The Board reserves the right not to maintain the qualification of the Portfolio as a regulated investment company, if it determines such course of action to be beneficial to shareholders. In such case, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders will be taxed as ordinary dividend income to the extent of the Portfolio’s earnings and profits.

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Excise Tax Distribution Requirement

To avoid federal excise taxes, the Code requires the Portfolio to distribute to you by December 31 of each year, at a minimum, the following amounts:

•	98% of its taxable ordinary income earned during the calendar year;

•	98% of its capital gain net income earned during the twelve month period ending October 31; and

•	100% of any undistributed amounts of these categories of income or gain from the prior year.

The Portfolio intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Dividends-Received Deduction for Corporations

Dividends from net investment income generally will qualify in part for the corporate dividends-received deduction, but the portion of dividends so qualified depends primarily on the aggregate qualifying dividend income received by the Portfolio from domestic (U.S.) sources. Dividends derived by the Master Fund may not qualify for the corporate dividends-received deduction because of certain timing rules, hedging activities, or debt financing activities at the level of the Master Fund, the Portfolio, or the corporate shareholder, the requisite holding period of the dividend-paying stock is not met.

Limitation on Deductibility of Losses

Losses incurred on the sale of securities by the Master Fund to another Master Fund may be disallowed if, as of the date of sale, the same persons own directly or indirectly more than 50% of the outstanding shares in both the selling and purchasing Master Funds. Under attribution rules, the shareholders of the Portfolio would be considered to own the shares of the corresponding Master Fund on a pro rata basis for purposes of applying the loss disallowance rule.

Redemption of Portfolio Shares

For shareholders subject to tax, redemptions and exchanges of Portfolio shares are taxable transactions for federal and state income tax purposes that cause a shareholder to recognize a gain or loss. If a shareholder holds his shares as a capital asset, the gain or loss that he realizes will be capital gain or loss.

Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the shareholder by the Portfolio on those shares. All or a portion of any loss that a shareholder realizes upon the redemption of a Portfolio’s shares will be disallowed to the extent that the shareholder purchases other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after the share redemption. Any loss disallowed under these rules will be added to the shareholder’s tax basis in the new shares purchased by the shareholder.

U.S. Government Obligations

To the extent the Master Fund invests in certain U.S. Government obligations, dividends paid by the Portfolio to shareholders that are derived from interest on these obligations should be exempt from state and local personal income tax, subject in some states to minimum investment or reporting requirements that must be met by the Master Fund. The income on Portfolio investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Securities Lending

The Master Fund’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

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Complex Securities

The Master Fund may invest in derivatives such as futures, contracts and options thereon and such investments may be subject to special and complicated tax rules. These rules could affect whether gains or losses recognized by the Master Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Master Fund or defer the Master Fund’s ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to a shareholder by the Portfolio.

Information on the Tax Character of Distributions

The Portfolio will inform shareholders of the amount and character of distributions at the time they are paid, and will advise shareholders of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. Shareholders who have not held shares of the Portfolio a full year may have designated and distributed to them as ordinary income or capital gain a percentage of income that is not equal to the actual amount of such income earned during the period of their investment in the Portfolio.

PROXY VOTING POLICIES

The Board of Directors of the Fund and the Board of Trustees of the Trust have delegated the authority to vote proxies for the portfolio securities held by the Portfolio and Master Fund to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor.

The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process. The Investment Committee may designate one or more of its members to oversee specific, on-going compliance with respect to the Voting Policies and may designate other personnel of the Advisor to vote proxies on behalf of the Portfolio and Master Fund, including all authorized traders of the Advisor.

The Advisor votes proxies in a manner consistent with the best interests of the Portfolio and Master Fund. Generally, the Advisor analyzes proxy statements on behalf of the Portfolio and Master Fund in accordance with the Voting Policies and the Voting Guidelines. Most proxies that the Advisor receives will be voted in accordance with the predetermined Voting Guidelines. Since nearly all proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for the Advisor to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Advisor during the proxy voting process. However, the Proxy Policies do address the procedures to be followed if a conflict of interest arises between the interests of the Portfolios or the Master Funds, and the interests of the Advisor or its affiliates. If an Investment Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines, the Advisor, prior to voting, will fully disclose the conflict to an Independent Director/Trustee of the applicable Portfolio’s or Master Fund’s Board of Directors/Trustees and vote the proxy in accordance with the direction of such Independent Director/Trustee.

The Voting Guidelines summarize the Advisor’s positions on various issues and give a general indication as to how the Advisor will vote proxies on each issue. The Advisor will usually vote proxies in accordance with the Voting Guidelines. However, the Advisor reserves the right to vote certain issues counter to the Voting Guidelines if, after a review of the matter (which analysis will be documented in writing), the Advisor believes that a Portfolio’s or an Master Fund’s best interests would be served by such vote. To the extent that the Voting Guidelines do not address a potential voting issue, the Advisor will vote on such issue in a manner that is consistent with the spirit of the Voting Guidelines and that the Advisor believes would be in the best interest of the Portfolio or Master Fund. Pursuant to the Voting Guidelines, the Advisor generally votes for matters such as: (i) routine business decisions (such as stock splits, name changes and setting the number of directors); (ii) reverse anti-takeover amendments; (iii) auditors; (iv) directors; (v) proposals establishing or increasing indemnification of directors; (vi) proposals eliminating or reducing director’s liability; (vii) equal access to the proxy; (viii) the right to act by written consent of shareholders and to hold special meetings of shareholders; (ix) the separation of audit and consulting responsibilities; and (x) confidential voting. As provided in the Voting Guidelines, the Advisor generally votes

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against matters such as: (i) anti-takeover measures (such as reincorporation to facilitate a takeover defense, adoption of fair price amendments, institution of classified boards of directors, elimination of cumulative voting and creation of super majority provisions); (ii) the issuance of a new class of stock with unequal voting rights; and (iii) blank check preferred stock proposals. The Voting Guidelines also provide that the Advisor will generally consider on an individual basis such proposals as: (i) increasing authorized common stock; (ii) establishing or increasing a stock option plan or other employee compensation plan; (iii) approving a reorganization or merger; (iv) approving a proposal by a dissident shareholder in a proxy battle; and (v) issues related to independent directors.

Under certain circumstances, the Advisor may not be able to vote proxies or the Advisor may find that the expected economic costs from voting outweigh the benefits associated with voting. Generally, the Advisor does not vote proxies on foreign securities due to local restrictions, customs or anticipated expenses.

Copies of the proxy voting records of the Portfolio and Master Fund will be available without charge, upon request, by calling collect: (310) 395-8005 and posted on the Commission’s website at http://www.sec.gov no later than August 31, 2004 and will reflect the twelve-month period beginning July 1, 2003 and ending June 30, 2004.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund may make available at month-end certain information regarding the securities holdings of the Portfolio and Master Fund (“Holdings Information”). The Holdings Information may be posted each month on the Fund’s website, www.dfaus.com, with a one-month time lag. Holdings Information also may be provided to third-party data vendors, upon request. The Fund may provide more current Holdings Information only to those financial advisors, clients, authorized consultants or authorized custodians who specifically request the more current Holdings Information and who execute a use and non-disclosure agreement, with such terms as are required from time to time by applicable rules and regulations and the Advisor.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, FL 33301, are the Fund’s independent certified public accountants. They audited the Fund’s annual financial statements. The audited financial statements and financial highlights of the Portfolio for the fiscal year ended November 30, 2003, as set forth in the Fund’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

The audited financial statements of the Master Fund for the Trust’s fiscal year ended November 30, 2003, as set forth in the Trust’s annual report to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

A shareholder may obtain a copy of the annual reports upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of this SAI.

PERFORMANCE DATA

The Portfolio may compare its investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolio may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolio or to the Advisor, should be considered in light of the Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

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CLASS R SHARES

INSTITUTIONAL CLASS SHARES

GLOBAL EQUITY PORTFOLIO

GLOBAL 60/40 PORTFOLIO

GLOBAL 25/75 PORTFOLIO

DIMENSIONAL INVESTMENT GROUP INC.

1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401

Telephone: (310) 395-8005

STATEMENT OF ADDITIONAL INFORMATION

March 29, 2004

Dimensional Investment Group Inc. (“DIG”) is an open-end management investment company that offers twenty-seven series of shares. This SAI relates to the Class R shares and Institutional Class shares of three series of DIG: Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio (individually, a “Portfolio” and collectively, the “Portfolios”).

This SAI is not a prospectus but should be read in conjunction with the Portfolios’ Prospectus dated March 29, 2004, as amended from time to time. A copy of the Prospectus may be obtained from your Shareholder Service Agent, account service provider or investment advisor or from DIG by calling collect at (310) 395-8005.

PORTFOLIO CHARACTERISTICS AND POLICIES

Each Portfolio described in this SAI is a “fund of funds” that seeks to achieve its investment objective by investing its assets in funds managed by Dimensional Fund Advisors, Inc. (the “Advisor” or “Dimensional”), which include, as of the date of this SAI, Dimensional Emerging Markets Value Fund Inc. (“DEM”); The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Series, The DFA International Value Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series, The Emerging Markets Small Cap Series and The DFA Two-Year Global Fixed Income Series, each a series of The DFA Investment Trust Company (“DFAITC”); and DFA Real Estate Securities Portfolio, Large Cap International Portfolio and DFA Five-Year Global Fixed Income Portfolio, each a series of DFA Investment Dimensions Group Inc. (“DFAIDG”). DEM, the series of DFAITC and the series of DFAIDG are referred to as the “Underlying Funds.” Each Portfolio currently offers two classes of shares: Class R shares and Institutional Class shares. Dimensional serves as investment advisor to each Portfolio and provides administrative services to the Portfolios. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the Prospectus.

The following information supplements the information set forth in the Prospectus. Unless otherwise indicated, the following information applies to all of the Portfolios and Underlying Funds.

Each of the Portfolios and the Underlying Funds is diversified under the federal securities laws and regulations.

INVESTMENT LIMITATIONS

Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio.

The Portfolios will not:

(1)	invest in commodities or real estate, including limited partnership interests therein, although they may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate and may purchase or sell financial futures contracts and options thereon;

(2)	make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

(3)	as to 75% of the total assets of a Portfolio, invest in the securities of any issuer (except obligations of the U.S. Government and its agencies and instrumentalities) if, as a result, more than 5% of the Portfolio’s total assets, at market, would be invested in the securities of such issuer;

(4)	borrow, except from banks as a temporary measure for extraordinary or emergency purposes and, then, in no event, in excess of 33% of its net assets, or pledge more than 33% of such assets to secure such loans;

(5)	engage in the business of underwriting securities issued by others;

(6)	acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of a Portfolio’s total assets would be invested in securities of companies within such industry;

(7)	purchase securities on margin; or

(8)	issue senior securities (as such term is defined in Section 18(f) of the Investment Company Act of 1940 (the “1940 Act”)), except to the extent permitted under the 1940 Act.

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The investment limitations set forth above only relate to the Portfolios. The Underlying Funds may have investment limitations that are more or less restrictive than those of the Portfolios. The investment limitations of the Underlying Funds are set forth in their respective statements of additional information.

The investment limitations described in (3) and (6) above do not prohibit each Portfolio from investing all or substantially all of its assets in the shares of other registered, open-end investment companies, such as the Underlying Funds. With respect to (6) above, a Portfolio’s assets may be concentrated in the banking industry if one or more Underlying Funds has significant investments in the banking industry.

The investment limitations described in (1) and (7) above do not prohibit each Portfolio from making margin deposits in connection with the purchase or sale of financial futures contracts and options thereon to the extent permitted under applicable regulations.

Although (2) above prohibits cash loans, the Portfolios are authorized to lend portfolio securities. Inasmuch as the Portfolios will only hold shares of the Underlying Funds, the Portfolios do not intend to lend those shares.

With respect to (4) above, a Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by a Portfolio.

Although not a fundamental policy subject to shareholder approval, each Portfolio (directly or indirectly through investments in the Underlying Funds) does not intend to invest more than 15% of its net assets in illiquid securities.

Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, “total assets” refers to the assets that the Portfolios own, and does not include assets which the Portfolios do not own but over which they have effective control. For example, when applying a percentage investment limitation that is based on total assets, a Portfolio will exclude from its total assets those assets which represent collateral received by the Portfolio for its securities lending transactions.

Unless otherwise indicated, all limitations applicable to the Portfolios’ investments apply only at the time that a transaction is undertaken. Any subsequent change in a rating assigned by any rating service to a security or change in the percentage of a Portfolio’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Portfolio’s total assets will not require the Portfolio to dispose of an investment until the Advisor determines that it is practicable to sell or closeout the investment without undue market or tax consequences. In the event that ratings services assign different ratings to the same security, the Advisor will determine which rating it believes best reflects the security’s quality and risk at that time, which may be the higher of the several assigned ratings.

ADDITIONAL POLICIES OF THE UNDERLYING FUNDS

The U.S. Large Company Series

Under normal market conditions, at least 95% of the Series’ assets will be invested in the stocks that comprise the S&P 500® Index. As a non-fundamental policy, under normal circumstances, The U.S. Large Company Series will invest at least 80% of its net assets in securities of large U.S. companies. If The U.S. Large Company Series changes this investment policy, the Series will notify its shareholders at least 60 days in advance of the change, and will change the name of the Series.

Standard & Poor’s (“S&P”)—Information and Disclaimers. The U.S. Large Company Series is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of The U.S. Large Company Series or any member of the public regarding the advisability of investing in securities generally or in The U.S. Large Company Series particularly or the ability of the S&P 500® Index to track general stock market performance. S&P’s only relationship to The U.S. Large Company Series is the licensing of certain trademarks and trade names of S&P and of the S&P 500® Index which is determined, composed and calculated by S&P without regard to The U.S. Large Company Series. S&P has no obligation to take the needs of The U.S. Large Company Series or its respective owners into consideration in determining, composing or calculating the S&P 500® Index. S&P is not responsible for and has not participated in the determination of the

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prices and amount of The U.S. Large Company Series or in the issuance or sale of shares of The U.S. Large Company Series or in the determination or calculation of the equation by which The U.S. Large Company Series shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of The U.S. Large Company Series.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN, AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The U.S. Large Cap Value Series

The U.S. Large Cap Value Series invests in common stocks that the Advisor determines to be value stocks. Securities are considered value stocks primarily because a company’s shares have a high book-to-market ratio. In assessing value, the Advisor may consider additional factors, such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time.

As a non-fundamental policy, under normal circumstances, The U.S. Large Cap Value Series will invest at least 80% of its net assets in securities of large cap U.S. companies, as described in its registration statement. If The U.S. Large Cap Value Series changes this investment policy, the Series will notify its shareholders at least 60 days in advance of the change, and will change the name of the Series.

The U.S. Small Cap Series

As a non-fundamental policy, under normal circumstances, The U.S. Small Cap Series will invest at least 80% of its net assets in securities of U.S. small cap companies, as described in its registration statement. If the Series changes this investment policy, the Series will notify its shareholders at least 60 days in advance of the change, and will change the name of the Series.

DFA Real Estate Securities Portfolio

The DFA Real Estate Securities Portfolio will invest in shares of REITs. REITs pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements related to its organization, ownership, assets and income and a requirement that it distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITS invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. At the present time, The DFA Real Estate Securities Portfolio intends to invest only in Hybrid REITs and Equity REITs.

As a non-fundamental policy, under normal circumstances, at least 80% of the DFA Real Estate Securities Portfolio’s net assets will be invested in securities of companies in the real estate industry, as described in its prospectus. If the DFA Real Estate Securities Portfolio changes this investment policy, the Portfolio will notify its shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. The DFA Real Estate Securities Portfolio will make equity investments only in securities traded in the U.S. securities markets, principally on the NYSE, AMEX and OTC.

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Large Cap International Portfolio

Under normal market conditions, the Large Cap International Portfolio intends to invest in the stocks of large companies in Europe, Australia and the Far East. As a non-fundamental policy, under normal circumstances, the Large Cap International Portfolio will invest at least 80% of its net assets in large cap companies in the particular markets in which the Portfolio invests, as described in its prospectus. If the Large Cap International Portfolio changes this investment policy, the Portfolio will notify its shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.

The Japanese Small Company Series

As a non-fundamental policy, under normal circumstances, The Japanese Small Company Series will invest at least 80% of its net assets in securities of Japanese small companies, as described in its registration statement. If The Japanese Small Company Series changes this investment policy, the Series will notify its shareholders at least 60 days in advance of the change, and will change the name of the Series.

The Pacific Rim Small Company Series

As a non-fundamental policy, under normal circumstances, The Pacific Rim Small Company Series will invest at least 80% of its net assets in securities of small companies located in Australia, New Zealand and Pacific Rim Asian countries, as described in its registration statement. If The Pacific Rim Small Company Series changes this investment policy, the Series will notify its shareholders at least 60 days in advance of the change, and will change the name of the Series.

The United Kingdom Small Company Series

As a non-fundamental policy, under normal circumstances, The United Kingdom Small Company Series will invest at least 80% of its net assets in securities of United Kingdom small companies, as described in its registration statement. If The United Kingdom Small Company Series changes this investment policy, the Series will notify its shareholders at least 60 days in advance of the change, and will change the name of the Series.

The Continental Small Company Series

As a non-fundamental policy, under normal circumstances, The Continental Small Company Series will invest at least 80% of its net assets in securities of small companies located in continental Europe, as described in its registration statement. If The Continental Small Company Series changes this investment policy, the Series will notify its shareholders at least 60 days in advance of the change, and will change the name of the Series.

The DFA International Value Series

The DFA International Value Series invests in the stocks of large non-U.S. companies that the Advisor believes to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company’s shares have a high book-to-market ratio. In assessing value, the Advisor may consider additional factors, such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time. The Series intends to invest in the stocks of large companies in countries with developed markets.

The Emerging Markets Series

The Emerging Small Cap Series

Dimensional Emerging Markets Value Fund Inc.

Each Emerging Markets Underlying Fund invests in emerging markets designated by the Investment Committee of the Advisor (“Approved Markets”). As a non-fundamental policy, under normal circumstances, The Emerging Markets Series will invest at least 80% of its net assets in emerging market investments that are defined in its prospectus as Approved Market securities. If The Emerging Markets Series changes this investment policy, the Series will notify its shareholders at least 60 days in advance of the change, and will change the name of the Series.

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The Emerging Markets Small Cap Series will seek a broad market coverage of smaller companies within each Approved Market. As a non-fundamental policy, under normal circumstances, The Emerging Markets Small Cap Series will invest at least 80% of its net assets in emerging market investments that are defined in its prospectus as small company Approved Market securities. If The Emerging Markets Small Cap Series changes this investment policy, the Series will notify its shareholders at least 60 days in advance of the change, and will change the name of the Series.

The Dimensional Emerging Markets Value Fund Inc. (“Emerging Markets Value Fund”) will seek to invest in emerging market equity securities, which are deemed by the Advisor to be value stocks at the time of purchase. Securities are considered value stocks primarily because they have a high book to market ratio. In assessing value, the Advisor may consider additional factors, such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria the Advisor uses for assessing value are subject to change from time to time. As a non-fundamental policy, under normal circumstances, the Emerging Markets Value Fund will invest at least 80% of its net assets in emerging markets investments that are defined in its prospectus as Approved Market securities. If the Emerging Markets Value Fund changes this investment policy, the Fund will notify its shareholders at least 60 days in advance of the change, and will change the name of the Fund.

Approved Market securities are defined to be: (a) securities of companies organized in a country in an Approved Market or for which the principal trading market is in an Approved Market; (b) securities issued or guaranteed by the government of an Approved Market country, its agencies or instrumentalities, or the central bank of such country; (c) securities denominated in an Approved Market currency issued by companies to finance operations in Approved Markets; (d) securities of companies that derive at least 50% of their revenues primarily from either goods or services produced in Approved Markets or sales made in Approved Markets; or (e) Approved Market equity securities in the form of depositary shares. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries as well as in the Approved Markets. The Advisor, however, will select only those companies which, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets such that their value will tend to reflect developments in Approved Markets to a greater extent than developments in other regions. For example, the Advisor may invest in companies organized and located in the United States or other countries outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies meet the definition of Approved Markets securities, so long as the Advisor believes, at the time of investment, that the value of the companies’ securities will reflect principally conditions in Approved Markets.

The DFA Two-Year Global Fixed Income Series

DFA Five-Year Global Fixed Income Portfolio

As a non-fundamental policy, under normal circumstances, The DFA Two-Year Global Fixed Income Series will invest at least 80% of its net assets in fixed income securities that mature within two years from the date of settlement. If The DFA Two-Year Global Fixed Income Series changes this investment policy, the Series will notify its shareholders at least 60 days in advance of the change, and will change the name of the Series. As a non-fundamental policy, under normal circumstances, the DFA Five-Year Global Fixed Income Portfolio will invest at least 80% of its net assets in fixed income securities that mature within five years from the date of settlement. If the DFA Five-Year Global Fixed Income Portfolio changes this investment policy, the Portfolio will notify its shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. The following is a description of the categories of investments, which may be acquired by the Fixed Income Underlying Funds.

1. U.S. Government Obligations - Debt securities issued by the U.S. Treasury which are direct obligations of the U.S. government, including bills, notes and bonds.

2. U.S. Government Agency Obligations - Issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, which have different levels of credit support. The U.S. government agency obligations include, but are not limited to, securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae (formerly, the Government National Mortgage Association), including Ginnie Mae pass-through certificates. Other securities issued by agencies and instrumentalities sponsored by the U.S. government may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits,

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such as securities issued by Federal Home Loan Banks, or are supported only by the credit of such agencies and not guaranteed by the U.S. government, such as Freddie Mac (formerly, the Federal Home Loan Mortgage Corporation) and Fannie Mae (formerly, the Federal National Mortgage Association).

3. Corporate Debt Obligations - Non-convertible corporate debt securities (e.g., bonds and debentures) which are issued by companies whose commercial paper is rated Prime-1 by Moody’s Investors Service, Inc. (“Moody’s”) or A-1 by S&P and dollar-denominated obligations of foreign issuers issued in the U.S. If the issuer’s commercial paper is unrated, then the debt security would have to be rated at least AA by S&P or Aa2 by Moody’s. If there is neither a commercial paper rating nor a rating of the debt security, then the Advisor must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least AA or Aa2.

4. Bank Obligations - Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit) and bankers’ acceptances. Bank certificates of deposit will only be acquired from banks having assets in excess of $1,000,000,000.

5. Commercial Paper - Rated, at the time of purchase, A-1 or better by S&P or Prime-1 by Moody’s, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated Aaa by Moody’s or AAA by S&P, and having a maximum maturity of nine months.

6. Repurchase Agreements - Instruments through which the Fixed Income Underlying Funds purchase securities (“underlying securities”) from a bank, or a registered U.S. government securities dealer, with an agreement by the seller to repurchase the underlying securities at an agreed price, plus interest at a specified rate. The underlying securities will be limited to U.S. government and agency obligations described in (1) and (2) above. The Fixed Income Underlying Funds will not enter into a repurchase agreement with a duration of more than seven days if, as a result, more than 10% of the value of the Underlying Funds’ total assets would be so invested. The Fixed Income Underlying Funds will invest in repurchase agreements with banks having at least $1,000,000,000 in assets and that are approved by the Investment Committee of the Advisor. The Advisor will monitor the market value of the underlying securities plus any accrued interest thereon so that they will at least equal the repurchase price.

7. Foreign Government and Agency Obligations - Bills, notes, bonds and other debt securities issued or guaranteed by foreign governments, or their agencies and instrumentalities.

8. Supranational Organization Obligations - Debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.

9. Foreign Issuer Obligations - Debt securities of non-U.S. issuers rated AA or better by S&P or Aa2 or better by Moody’s.

10. Eurodollar Obligations - Debt securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States.

Investors should be aware that the net asset values of the Fixed Income Underlying Funds may change as general levels of interest rates fluctuate. When interest rates increase, the value of a portfolio of fixed income securities can be expected to decline. Conversely, when interest rates decline, the value of a portfolio of fixed income securities can be expected to increase.

Investments in the Banking Industry

The DFA Two-Year Global Fixed Income Series will invest more than 25% of its total assets in obligations of U.S. and/or foreign banks and bank holding companies when the yield to maturity on these investments exceeds the yield to maturity on all other eligible portfolio investments for a period of five consecutive days when the NYSE is open for trading. For the purpose of this policy, which is a fundamental policy of the Series and can only be changed by a vote of the shareholders of the Series, banks and bank holding companies are considered to constitute

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a single industry, the banking industry. When investment in such obligations exceeds 25% of the total net assets of the Series, the Series will be considered to be concentrating its investments in the banking industry. As of the date of this SAI, The DFA Two-Year Global Fixed Income Series is not concentrating its investments in the banking industry. The types of bank and bank holding company obligations in which The DFA Two-Year Global Fixed Income Series may invest include: certificates of deposit, bankers’ acceptances, commercial paper and other debt obligations issued in the United States that mature within two years of the date of settlement, provided such obligations meet each Series’ established credit rating criteria as stated above. In addition, the Series is authorized to invest more than 25% of its total assets in Treasury bonds, bills and notes, and obligations of federal agencies and instrumentalities.

BROKERAGE COMMISSIONS

The following discussion relates to the policies of the Underlying Funds with respect to brokerage commissions. The Portfolios will not incur any brokerage costs in connection with their purchase or redemption of shares of the Underlying Funds.

The Fixed Income Underlying Funds acquire and sell securities on a net basis with dealers that are major market makers in such securities. The Investment Committee of the Advisor selects dealers on the basis of their size, market making and credit analysis ability. When executing portfolio transactions, the Advisor seeks to obtain the most favorable price for the securities being traded among the dealers with whom the Fixed Income Underlying Funds effect transactions.

Portfolio transactions will be placed with a view to receiving the best price and execution. The Underlying Funds will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with this goal in view. The Advisor monitors the performance of brokers which effect transactions for the Underlying Funds to determine the effect that their trading has on the market prices of the securities in which the Underlying Funds invest. The Advisor also checks the rate of commission being paid by the Underlying Funds to their brokers to ascertain that the rates are competitive with those charged by other brokers for similar services. Dimensional Fund Advisors Ltd. performs these services for The United Kingdom Small Company Series and The Continental Small Company Series, and DFA Australia Limited performs these services for The Japanese Small Company Series and The Pacific Rim Small Company Series. Transactions also may be placed with brokers who provide the Advisor or the sub-advisors with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services.

The OTC companies eligible for purchase by The U.S. Small Cap Series and the DFA Real Estate Securities Portfolio may be thinly traded securities. Therefore, the Advisor believes it needs maximum flexibility to effect OTC trades on a best execution basis. To that end, the Advisor places buy and sell orders for the Underlying Funds with market makers, third market brokers, electronic communications networks (“ECNs”) and with brokers on an agency basis. Third market brokers enable the Advisor to trade with other institutional holders directly on a net basis. This allows the Advisor to sometimes trade larger blocks than would be possible by going through a single market maker.

ECNs, such as Instinet, are electronic information and communication networks whose subscribers include most market makers and many institutions. Such ECNs charge a commission for each trade executed on their systems. For example, on any given trade, an Underlying Fund, by trading through an ECN, could pay a spread to a dealer on the other side of the trade plus a commission to the ECN. However, placing a buy (or sell) order on an ECN communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the Underlying Funds can effect transactions at the best available prices.

The investment advisory agreements permit the Advisor knowingly to pay commissions on these transactions which are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the Underlying Funds. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be

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used by the Advisor with respect to the Underlying Funds. Subject to obtaining best price and execution, transactions may be placed with brokers that have assisted in the sale of the Portfolios’ shares.

FUTURES CONTRACTS

All Underlying Funds, except The U.S. Small Cap Series, may enter into futures contracts and options on futures contracts. Such Underlying Funds may enter into futures contracts and options on future contracts only for the purpose of remaining fully invested and to maintain liquidity to pay redemptions.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. The Underlying Funds will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange and brokers may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the Underlying Fund. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Underlying Funds expect to earn income on their margin deposits. Each Underlying Fund intends to limit its futures-related investment activity so that other than with respect to bona fide hedging activity (as defined in Commodity Futures Trading Commission (“CFTC”) Rule 1.3 (z)): (i) the aggregate initial margin and premiums paid to establish commodity futures and commodity option contract positions (determined at the time the most recent position was established) do not exceed 5% of the liquidation value of an Underlying Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (provided that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating such 5% limitation) or (ii) the aggregate net “notional value” (i.e., the size of a commodity futures or commodity option contract in contract units (taking into account any multiplier specified in the contract), multiplied by the current market price (for a futures contract) or strike price (for an option contract) of each such unit) of all non-hedge commodity futures and commodity option contracts that an Underlying Fund has entered into (determined at the time the most recent position was established) does not exceed the liquidation value of an Underlying Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts that an Underlying Fund has entered into. Pursuant to published positions of the Commission, the Underlying Funds (or their custodians) may be required to maintain segregated accounts consisting of liquid assets (or, as permitted under applicable interpretations, enter into offsetting positions) in connection with their futures contract transactions in order to cover their obligations with respect to such contracts.

Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, the Underlying Fund would continue to be required to make variation margin deposits. In such circumstances, if the Underlying Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

CASH MANAGEMENT PRACTICES

The Portfolios and Underlying Funds engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other obligations, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. For example, in the case of the Emerging Markets Underlying Funds, cash investments may be made for temporary defensive purposes during periods in which market, economic or political conditions warrant.

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All the Underlying Funds may invest cash in short-term repurchase agreements. In addition, the following cash investments are permissible for the Portfolios and Underlying Funds:

Portfolios	Permissible Cash Investments	Percentage Guidelines*
Global Equity Portfolio Global 60/40 Portfolio Global 25/75 Portfolio	U.S. government securities, repurchase agreements and short-term paper	5%

Underlying Funds	Permissible Cash Investments	Percentage Guidelines*
U.S. Large Company Series	Short-term fixed income obligations; index futures contracts and options thereon	5%

The U.S. Small Cap Series The Japanese Small Company Series The Pacific Rim Small Company Series The United Kingdom Small Company Series The Continental Small Company Series	No limitations, except not permitted to invest in registered money market mutual funds	20%

The U.S. Large Cap Value Series	High quality, highly liquid fixed income securities such as money market instruments; index futures contracts and options thereon	20%

DFA Real Estate Securities Portfolio	Fixed income obligations such as money market instruments; index futures contracts and options thereon	20%

Large Cap International Portfolio	Fixed income obligations such as money market instruments; index futures contracts and options thereon	20%

The DFA International Value Series	Fixed income obligations such as money market instruments; index futures contracts and options thereon	20%

The Emerging Markets Series The Emerging Markets Small Cap Series Dimensional Emerging Markets Value Fund Inc.	Money market instruments; highly liquid debt securities; freely convertible currencies; shares of money market mutual funds;** index futures contracts and options thereon	10%

*	The percentage guidelines set forth above are not absolute limitations but the Portfolios and Underlying Funds do not expect to exceed these guidelines under normal circumstances.

**	Investments in money market mutual funds may involve duplication of certain fees and expenses.

CONVERTIBLE DEBENTURES

Each International Underlying Fund may invest up to 5% of its assets in convertible debentures issued by non-U.S. companies located in the countries where the Underlying Fund is permitted to invest. In addition, The U.S. Small Cap Series is authorized to invest in private placements of interest-bearing debentures that are convertible into common stock. Convertible debentures include corporate bonds and notes that may be converted into or exchanged for common stock. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible debenture to some extent varies inversely with interest rates. While providing a fixed income stream (generally higher in yield than the income derived from a common stock but lower than that afforded by a nonconvertible debenture), a convertible debenture also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible debentures tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible debenture tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, an Underlying Fund may be required to pay for a convertible debenture an amount in excess of the value of the underlying common stock. Common stock acquired by an Underlying Fund upon conversion of a convertible debenture will generally be held

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for as long as the Advisor anticipates such stock will provide the Underlying Fund with opportunities which are consistent with the Underlying Fund’s investment objective and policies.

PORTFOLIO TURNOVER RATES

Generally, securities will be purchased by the Equity Underlying Funds with the expectation that they will be held for longer than one year. Because the relative market capitalizations of small companies compared with larger companies generally do not change substantially over short periods of time, the portfolio turnover rates of The Small Cap Series, The Japanese Small Company Series, The United Kingdom Small Company Series, The Pacific Rim Small Company Series and The Continental Small Company Series ordinarily are anticipated to be low. The Two-Year Global Fixed Income Series is expected to have a high portfolio turnover rate due to the relatively short maturities of the securities to be acquired. The portfolio turnover rate for Two-Year Global Fixed Income Series has varied from year to year due to market and other conditions. In addition, variations in turnover rates occur because securities are sold when, in the Advisor’s judgment, the return will be increased as a result of portfolio transactions after taking into account the cost of trading.

DIRECTORS AND OFFICERS

Directors

The Board of Directors of DIG is responsible for establishing DIG’s policies and for overseeing the management of DIG. The Directors of DIG, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Portfolios and the Underlying Funds.

The Board of Directors of DIG has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the “Performance Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of DIG’s Audit Committee is a disinterested Director. The Audit Committee oversees DIG’s accounting and financial reporting policies and practices, DIG’s internal controls, DIG’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Directors. The Audit Committee recommends the appointment of DIG’s independent certified public accountants and also acts as a liaison between DIG’s independent certified public accountants and the full Board. There were five Audit Committee meetings held during the fiscal year ended November 30, 2003.

The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of DIG’s Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of DIG’s series and reviews the performance of DIG’s service providers. There were two Performance Committee meetings held during the fiscal year ended November 30, 2003.

Certain biographical information for each disinterested Director and each interested Director of DIG is set forth in the tables below, including a description of each Director’s experience as a Director of DIG and as a director or trustee of other funds, as well as other recent professional experience.

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Disinterested Directors

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
George M. Constantinides Graduate School of Business, University of Chicago 1101 E. 58th Street Chicago, IL 60637 Date of Birth: 9/22/47	Director	Since 1993	Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago.	83 portfolios in 4 investment companies

John P. Gould Graduate School of Business, University of Chicago 1101 E. 58th Street Chicago, IL 60637 Date of Birth: 1/19/39	Director	Since 1993	Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Member of the Boards of Milwaukee Mutual Insurance Company and UNext Inc. Formerly, Senior Vice President, Lexecon Inc. (economics, law, strategy and finance consulting). Formerly, President, Cardean University (division of UNext). Formerly, Trustee, First Prairie Funds (registered investment company).	83 portfolios in 4 investment companies	Trustee, Harbor Fund (registered investment company) (13 Portfolios).

Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Date of Birth: 5/27/43	Director	Since 1993	Professor in Practice of Finance, Yale School of Management. Director, BIRR Portfolio Analysis, Inc. (software products). Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting). Partner, Zebra Capital Management, LLC (hedge fund manager). Formerly, Director, Hospital Fund, Inc. (investment management services).	83 portfolios in 4 investment companies

Robert C. Merton Harvard Business School Morgan Hall 397 Soldiers Field Boston, MA 02163 Date of Birth: 7/31/44	Director	Since 2003	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998). Co-founder, Chief Science Officer and Director, Integrated Finance Limited (since 2002). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Formerly, Co-Founder and Principal, Long-Term Capital Management.	83 portfolios in 4 investment companies	Director, Vical Incorporated (biopharmaceutical product development).

Myron S. Scholes Oak Hill Capital Management, Inc. 2775 Sand Hill Rd. Suite 220 Menlo Park, CA 94025 Date of Birth: 7/01/41	Director	Since 1993	Frank E. Buck Professor Emeritus of Finance, Stanford University. Managing Partner, Oak Hill Capital Management (private equity firm). Chairman, Oak Hill Platinum Partners (hedge fund). Director, Chicago Mercantile Exchange. Consultant, Arbor Investors. Formerly, Director, Smith Breeden Family of Funds.	83 portfolios in 4 investment companies	Director, American Century Fund Complex (registered investment companies) (35 Portfolios); and Director, Chicago Mercantile Exchange Holdings Inc.

Abbie J. Smith Graduate School of Business, University of Chicago 1101 East 58th Street Chicago, IL 60637 Date of Birth: 4/30/53	Director	Since 2000	Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago. Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02).	83 portfolios in 4 investment companies	Director, HON Industries Inc. (office furniture) and Director, Ryder System Inc. (transportation).

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Interested Directors

The following Interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the 1940 Act, due to their positions with the Advisor.

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held
David G. Booth 1299 Ocean Avenue Santa Monica, CA 90401 Date of Birth: 12/02/46	Chairman, Director, President, Chief Executive Officer, and Chief Investment Officer	Since 1992	Chairman, Director/Trustee, President, Chief Executive Officer and Chief Investment Officer (beginning in 2003) of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Fund Advisors Canada Inc., Dimensional Emerging Markets Value Fund Inc., DFAIDG, DIG and The DFA Investment Trust Company. Director of Dimensional Fund Advisors Ltd. and formerly, Chief Investment Officer. Director, President and Chief Investment Officer (beginning in 2003) of DFA Australia Limited. Formerly, Director of Dimensional Funds PLC. Limited Partner, Oak Hill Partners. Director, University of Chicago Business School. Formerly, Director, SA Funds (registered investment company). Formerly, Director of Assante Corporation (investment management).	83 portfolios in 4 investment companies

Rex A. Sinquefield* 1299 Ocean Avenue Santa Monica, CA 90401 Date of Birth: 9/07/44	Director and Chairman	Since 1992	Chairman and Director/Trustee (and prior to 2003, Chief Investment Officer) of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Emerging Markets Value Fund Inc., DFAIDG, DIG and The DFA Investment Trust Company. Director (and prior to 2003, Chief Investment Officer) of DFA Australia Limited. Director and formerly, President of Dimensional Fund Advisors Ltd. Director of Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc. Trustee, St. Louis University. Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis.	83 portfolios in 4 investment companies

[1]	Each Director holds office for an indefinite term until his or her successor is elected and qualified.

[2]	Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which are DIG, DFAIDG, DFAITC and DEM.

*	Rex A. Sinquefield and Jeanne C. Sinquefield, the Executive Vice President of DIG, are husband and wife.

Information relating to each Director’s ownership (including the ownership of his or her immediate family) in shares of each Portfolio of DIG included in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2003 is set forth in the chart below:

Name	Dollar Range of Portfolio Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Disinterested Directors:
George M. Constantinides	$0	None
John P. Gould	$0	None
Roger G. Ibbotson	$0	None
Robert C. Merton	$0	None
Myron S. Scholes	$0	$10,001-$50,000
Abbie J. Smith	$0	None

Interested Directors:
David G. Booth	$0	Over $100,000
Rex A. Sinquefield	$0	Over $100,000

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Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from DIG during the fiscal year ended November 30, 2003 and the total compensation received from the four DFA Funds for which the Advisor served as investment advisor during that same fiscal year:

Director	Aggregate Compensation from DIG**	Pension or Retirement Benefits as Part of DIG Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from DIG and DFA Fund Complex†
George M. Constantinides	$5,096	N/A	N/A	$75,500
John P. Gould	$5,062	N/A	N/A	$75,000
Roger G. Ibbotson	$5,096	N/A	N/A	$75,500
Robert C. Merton*	$3,080	N/A	N/A	$45,833
Myron S. Scholes	$4,222	N/A	N/A	$62,500
Abbie J. Smith	$5,096	N/A	N/A	$75,500

†	The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.

*	Mr. Merton was not elected to the boards of the investment companies in the DFA Fund Complex until March 2003.

**	Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of DIG may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the DFA Funds. Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended November 30, 2003 is as follows: $75,500 (Mr. Constantinides), $75,000 (Mr. Gould), $75,500 (Mr. Ibbotson) and $75,500 (Ms. Smith). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

Officers

Below is the name, age, and information regarding positions with DIG and the principal occupation for each officer of DIG. The address of each officer is 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., The DFA Investment Trust Company, and Dimensional Emerging Markets Value Fund Inc. (collectively, the “DFA Entities”).

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Arthur H. Barlow Date of Birth: 11/07/55	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Valerie A. Brown Date of Birth: 1/24/67	Vice President and Assistant Secretary	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd. and since June 2003, Dimensional Fund Advisors Canada Inc. Since March 2000, legal counsel for Dimensional Fund Advisors Inc. Formerly at Jones, Day, Reavis & Pogue.

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Truman A. Clark Date of Birth: 4/08/41	Vice President	Since 1996	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

James L. Davis Date of Birth: 11/29/56	Vice President	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President DFA Australia Limited and Dimensional Fund Advisors Ltd. Formerly at Kansas State University, Arthur Andersen & Co. and Phillips Petroleum Co.

Robert T. Deere Date of Birth: 10/08/57	Vice President	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Robert W. Dintzner Date of Birth: 3/18/70	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional Fund Advisors Inc. Formerly, Vice President DFA Australia Limited.

Richard A. Eustice Date of Birth: 8/05/65	Vice President and Assistant Secretary	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Date of Birth: 1/21/61	Vice President	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert M. Fezekas Date of Birth: 10/28/70	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to December 2001, Portfolio Manager of Dimensional Fund Advisors Inc.

Glenn S. Freed Date of Birth: 11/24/61	Vice President	Since 2001	Vice President of all the DFA Entities. Formerly, Professor and Associate Dean of the Leventhal School of Accounting (September 1998 to August 2001) and Academic Director Master of Business Taxation Program (June 1996 to August 2001) at the University of Southern California Marshall School of Business.

Henry F. Gray Date of Birth: 9/22/67	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional Fund Advisors Inc. Formerly, Vice President of DFA Australia Limited.

Kamyab Hashemi-Nejad Date of Birth: 1/22/61	Vice President, Controller and Assistant Treasurer	Since 1997	Vice President, Controller and Assistant Treasurer of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd. Formerly, Assistant Secretary of Dimensional Fund Advisors Ltd.

Patrick Keating Date of Birth: 12/21/54	Vice President	Since 2003	Vice President of all the DFA Entities and Dimensional Fund Advisors Canada Inc. (since June 2003). Formerly, Director, President and Chief Executive Officer, Assante Asset Management Inc. (October 2000 to December 2002); Director, Assante Capital Management (October 2000 to December 2002); President and Chief Executive Officer, Assante Capital Management (October 2000 to April 2001); Executive Vice President, Assante Corporation (May 2001 to December 2002); Director, Assante Asset Management Ltd. (September 1997 to December 2002); President and Chief Executive Officer, Assante Asset Management Ltd. (September 1998 to May 2001); Executive Vice President, Loring Ward (financial services company) (January 1996 to September 1998).

David M. New Date of Birth: 02/09/60	Vice President	Since 2003	Vice President of all the DFA Entities. Formerly, Client Service Manager of Dimensional Fund Advisors Inc. Formerly, Director of Research, Wurts and Associates (investment consulting firm) (December 2000 to June 2002); and President, Kobe Investment Research (August 1999 to November 2000).

Catherine L. Newell Date of Birth: 5/07/64	Vice President and Secretary	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Vice President and Assistant Secretary of DFA Australia Limited. Director, Vice President and Secretary of Dimensional Fund Advisors Ltd. (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. (since June 2003). Director of Dimensional Funds plc (since January 2002). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

David A. Plecha Date of Birth: 10/26/61	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.

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Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Eduardo A. Repetto Date of Birth: 1/28/67	Vice President	Since 2002	Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional Fund Advisors Inc. (June 2000 to April 2002). Formerly, Research scientist (August 1998 to June 2000), California Institute of Technology.

Michael T. Scardina Date of Birth: 10/12/55	Vice President, Chief Financial Officer and Treasurer	Since 1993	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd. and since June 2003, Dimensional Fund Advisors Canada Inc. Director of Dimensional Fund Advisors Ltd. (since February 2002) and Dimensional Funds plc (since January 2002).

David E. Schneider Date of Birth: 1/26/46	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001, Regional Director of Dimensional Fund Advisors Inc.

John C. Siciliano Date of Birth: 8/24/54	Vice President	Since 2001	Vice President of all the DFA Entities. Currently, Director of Global Institutional Services of Dimensional Fund Advisors Inc. Director of Dimensional Fund Advisors Ltd. (since May 2001). Formerly, Vice President of DFA Australia Limited. Formerly, Director of Dimensional Funds plc. Formerly, Managing Principal, Payden & Rygel Investment Counsel (April 1998 to December 2000).

Jeanne C. Sinquefield, Ph.D.* Date of Birth: 12/02/46	Executive Vice President	Since 1992	Executive Vice President of all the DFA Entities and DFA Australia Limited. Vice President (formerly, Executive Vice President) of Dimensional Fund Advisors Ltd. (since January 2003) and Dimensional Fund Advisors Canada Inc. (since June 2003).

Carl G. Snyder Date of Birth: 6/08/63	Vice President	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional Fund Advisors Inc. Formerly, Vice President of DFA Australia Limited.

Karen Umland Date of Birth: 3/10/66	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd. and since June 2003, Dimensional Fund Advisors Canada Inc.

Weston J. Wellington Date of Birth: 3/01/51	Vice President	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Daniel M. Wheeler Date of Birth: 3/03/45	Vice President	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Global Financial Advisor Services of Dimensional Fund Advisors Inc. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

*	Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

Directors and officers as a group own less than 1% of each Portfolios’ outstanding stock.

SERVICES TO THE FUNDS

Administrative Services by Dimensional

DIG has entered into administration agreements with the Advisor, on behalf of the Portfolios. Pursuant to each administration agreement, the Advisor performs various services, including: supervision of the services provided by the Portfolio’s custodian and transfer and dividend disbursing agent and others who provide services to DIG for the benefit of the Portfolio; providing shareholders with information about the Portfolio and their investments as they or DIG may request; assisting the Portfolio in conducting meetings of shareholders; furnishing information as the Board of Directors may require regarding the Underlying Funds, and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. For its administrative services, the Portfolios are obligated to pay the Advisor a monthly fee equal to one-twelfth of the percentages listed below:

Global Equity Portfolio	0.30%
Global 60/40 Portfolio	0.25%
Global 25/75 Portfolio	0.20%

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Each class of each Portfolio pays its proportionate share of the fees paid by the Portfolio to Advisor based on the average net assets of the classes.

Pursuant to a Fee Waiver and Expense Assumption Agreement for the Class R shares of each Portfolio, Dimensional will: (i) waive its administration fees to the extent necessary to limit the proportionate share of the total combined administration fees paid by each of the Portfolios and management fees paid by the Underlying Funds to the Advisor to 0.35% for the Equity Portfolio, to 0.30% for the 60/40 Portfolio and 0.25% for the 25/75 Portfolio; and (ii) assume the direct operating expenses of the Class R shares of each Portfolio (excluding Administration Fees paid to the Dimensional) to the extent necessary to limit the total expense ratios (including the expenses that the Class R shares of each such Portfolio bear as a shareholder of the Underlying Funds and including Shareholder Services Fees) of the Class R shares of each Portfolio to 0.95%. The Fee Waiver and Expense Assumption Agreement for each Portfolio will remain in effect through December 31, 2004, and shall continue in effect from year to year thereafter unless terminated by DIG or the Advisor.

Pursuant to a Fee Waiver and Expense Assumption Agreement for the Institutional Class shares of each Portfolio, Dimensional will: (i) waive its administration fees to the extent necessary to limit the proportionate share of the total combined administration fees paid by each of the Portfolios and management fees paid by the Underlying Funds to the Advisor to 0.35% for the Equity Portfolio, to 0.30% for the 60/40 Portfolio and 0.25% for the 25/75 Portfolio; and (ii) assume the direct operating expenses of the Institutional Class shares of each Portfolio (excluding Administration Fees paid to Dimensional), up to an amount equal to the total fees paid to Dimensional by the Institutional Class shares (including the pass through of the management fees paid to Dimensional by the Underlying Funds), as is necessary to limit the total expense ratios (including the expenses that the Institutional Class shares of each such Portfolio bear as a shareholder of the Underlying Funds) of the Institutional Class shares of the Equity Portfolio to 0.70%, the 60/40 Portfolio to 0.65% and the 25/75 Portfolio to 0.60%. The Fee Waiver and Expense Assumption Agreement for each Portfolio will remain in effect through December 31, 2004, and shall continue in effect from year to year thereafter unless terminated by DIG or the Advisor.

Administrative Services by PFPC Inc.

PFPC Inc. (“PFPC”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for the Portfolios. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of DIG, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with the custodian, and transfer and dividend disbursing agency services. For its services, the Equity Portfolio and 60/40 Portfolio each pays PFPC a fee of $6,950 per month and the 25/75 Portfolio pays PFPC a fee of $6,550. Each class of each Portfolio pays its proportionate share of the fees paid by the Portfolio to PFPC based on the average net assets of the classes. The International Underlying Funds and certain other funds managed by the Advisor that invest in foreign securities (“Foreign Equity Funds”) also pay PFPC a fee for providing fair value pricing services. The total annual fee for the fair value pricing services is calculated by aggregating Foreign Equity Fund by Foreign Equity Fund an amount equal to the greater of (i) 0.005% of each Foreign Equity Fund’s assets or (ii) $20,000, and then allocating such total annual fee among the Foreign Equity Funds based on net assets.

Shareholder Services

An amount equal to 0.25% of the average net assets of a Portfolio’s Class R shares may be used to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to shareholders of the Portfolio’s Class R shares.

Custodians

PFPC Trust Company, 301 Bellevue Parkway, Wilmington, DE 19809, serves as the custodian for the Portfolios.

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Distributor

The Fund’s shares are distributed by DFA Securities Inc. (“DFAS”), a wholly-owned subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The principal business address of DFAS is 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401.

DFAS acts as an agent of the Fund by serving as the principal underwriter of the Fund’s shares. Pursuant to the Distribution Agreement with the Fund, DFAS uses its best efforts to seek or arrange for the sale of shares of the Fund, which are continuously offered. No sales charges are paid by investors or the Fund. No compensation is paid by the Fund to DFAS under the Distribution Agreement.

Legal Counsel

Stradley, Ronon, Stevens & Young, LLP serves as legal counsel to DIG, DFAIDG, DFAITC and DEM. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Certified Public Accountants

PricewaterhouseCoopers LLP are the independent certified public accountants to DIG, DFAIDG, DFAITC and DEM and audit the annual financial statements of the Portfolios and Underlying Funds. Their address is 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, FL 33301.

ADVISORY FEES

The Portfolios

David G. Booth and Rex A. Sinquefield, as directors and officers of the Advisor and holders of the Advisor’s outstanding stock, may be deemed controlling persons of the Advisor.

The Advisor is paid no fee for the services it provides as investment advisor to each Portfolio.

In approving the advisory agreement for each Portfolio, the Board of Directors, including those Directors who are not “interested persons” (as defined in the 1940 Act) of DIG or the Advisor (the “Disinterested Directors”), considered a number of factors, including: (i) the nature, extent and quality of services to be provided by the Advisor to the Portfolio; and (ii) the fees and expenses borne by the Portfolio. When considering the nature and quality of the services to be provided by the Advisor, the Board of Directors reviewed the scope, depth and experience of the Advisor’s organization and the investment professionals that will be providing management services to the Portfolio. The Board of Directors evaluated the Advisor’s portfolio management process. The Board of Directors also considered the nature and character of non-investment management services to be provided by the Advisor. When considering the fees and expenses to be borne by each Portfolio, and considering the reasonableness of the management fees to be paid to the Advisor, in light of the services to be provided to the Portfolio and any additional benefits that may be received by the Advisor (or its affiliates) in connection with providing such services, the Board of Directors compared the fees charged by the Advisor to the Portfolio to the fees charged the funds in its peer group for comparable services, and analyzed the expenses that will be incurred by the Advisor with respect to the Portfolio. The Board of Directors also reviewed the Advisor’s operations and financial condition. The Board of Directors noted, among other things, that with respect to each Portfolio, no management fee was to be charged to the Portfolio under its advisory agreement. After requesting and reviewing such materials as it deemed necessary, and based on the considerations described above, including the high-quality of the personnel, financial condition, investment advisory capabilities, portfolio management process and the performance of the Advisor with respect to the management of the Underlying Funds, the Board of Directors concluded that the management fee of each Portfolio was fair, both absolutely and in comparison with those of other funds in its peer group and the industry at large, and the scope and quality of the services to be provided by the Advisor to each Portfolio were consistent with each Portfolio’s operational requirements. The Board of Directors also determined that the performance results of each Portfolio were reasonable, as compared with relevant performance standards and appropriate market indexes. The Board of Directors, including the Disinterested Directors, therefore concluded that the approval of the advisory agreement for each Portfolio was in the best interests of the Portfolio and its shareholders.

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The Underlying Funds

As shareholders of the Underlying Funds, the Portfolios pay their proportionate share of the management fees paid to the Advisor by the Underlying Funds. For the services it provides as investment advisor to each Underlying Fund, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Underlying Fund. For the fiscal years ended November 30, 2003, 2002 and 2001, the Underlying Funds paid management fees (to the Advisor and any sub-advisor) as set forth in the following table:

Underlying Fund	2003 (000)	2002 (000)	2001 (000)
U.S. Large Company Series	$652	$693	$745
U.S. Large Cap Value Series	$1,939	$1,656	$1,732
U.S. Small Cap Series	$310	$294	$266
DFA Real Estate Securities Portfolio	$1,640	$1,088	$737
Large Cap International Portfolio	$958	$826	$920
DFA International Value Series	$2,439	$2,340	$2,801
Japanese Small Company Series	$229	$210	$206
Pacific Rim Small Company Series	$124	$135	$131
United Kingdom Small Company Series	$116	$102	$104
Continental Small Company Series	$311	$245	$221
Emerging Markets Series	$425	$337	$308
Dimensional Emerging Markets Value Fund Inc.	$398	$333	$284
Emerging Markets Small Cap Series	$145	$89	$64
DFA Two-Year Global Fixed Income Series	$492	$345	$265
DFA Five-Year Global Fixed Income Portfolio	$2,081	$1,729	$1,422

Pursuant to Sub-Advisory Agreements with the Advisor, DFA Australia Limited (“DFA Australia”), Level 29 Gateway, 1 MacQuarie Place, Sydney, New South Wales 2000, Australia, has the authority and responsibility to select brokers and dealers to execute securities transactions for The Japanese Small Company Series and The Pacific Rim Small Company Series. DFA Australia’s duties include the maintenance of a trading desk for each Series and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor reviews the holdings of The Japanese Small Company Series and The Pacific Small Company Series and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities that are eligible for purchase and sale by these Series and may delegate this task, subject to its own review, to DFA Australia. DFA Australia maintains and furnishes to the Advisor information and reports on Japanese and Pacific Rim small companies, including its recommendations of securities to be added to the securities that are eligible for purchase by each Series.

Pursuant to Sub-Advisory Agreements with the Advisor, Dimensional Fund Advisors Ltd. (“DFAL”), 100 Pall Mall, London, SW1Y 5NQ, England, a company that is organized under the laws of England, has the authority and responsibility to select brokers and dealers to execute securities transactions for The United Kingdom Small Company Series and The Continental Small Company Series. DFAL’s duties include the maintenance of a trading desk for each Series and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor reviews the holdings of The United Kingdom Small Company Series and The Continental Small Company Series and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities that are eligible for purchase and sale by these Series and may delegate this task, subject to its own review, to DFAL. DFAL maintains and furnishes to the Advisor information and reports on United Kingdom and European small companies, including its recommendations of securities to be added to the securities that are eligible for purchase by each Series. DFAL is a member of the Financial Services Authority, a self-regulatory organization for investment managers operating under the laws of England.

GENERAL INFORMATION

DIG was incorporated under Maryland law on March 19, 1990. DIG was known as DFA U.S. Large Cap Inc. from February 1992, until it amended its Articles of Incorporation in April 1993, to change to its present name. Prior to the February 1992 amendment to the Articles of Incorporation, DIG was known as DFA U.S. Large Cap Portfolio Inc.

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DFAIDG was incorporated under Maryland law on June 15, 1981. Until June 1983, DFAIDG was named DFA Small Company Fund Inc. DFAITC was organized as a Delaware statutory trust (a form of entity formerly known as a business trust) on October 27, 1992. DFAITC offers shares of its series only to institutional investors in private offerings. DEM was incorporated under Maryland law on January 9, 1991, and offers its shares only to institutional investors in private offerings. On November 21, 1997, the shareholders of DEM approved its conversion from a closed-end management investment company to an open-end management investment company.

CODE OF ETHICS

DIG, DFAIDG, DFAITC, DEM, the Advisor, DFA Australia, DFAL and DFAS have adopted a Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolios and Underlying Funds. The Code of Ethics is designed to ensure that access persons act in the interest of the Portfolios and Underlying Funds, and their shareholders with respect to any personal trading of securities. Under the Code of Ethics, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio or Underlying Fund unless their proposed purchases are approved in advance. The Code of Ethics also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The shares of each Portfolio, when issued and paid for in accordance with the Portfolio’s Prospectus, will be fully paid and non-assessable shares. Each share of common stock represents an equal proportional interest in the assets and liabilities of the applicable Portfolio and has identical, non-cumulative voting, dividend, redemption, liquidation and other rights and preferences as the other class of the Portfolio, except that on a matter affecting a single class only shares of that class of the Portfolio are permitted to vote on the matter.

With respect to matters that require shareholder approval, shareholders are entitled to vote only with respect to matters that affect the interest of the Portfolio or class of shares that they hold, except as otherwise required by applicable law. If liquidation of DIG should occur, a Portfolio’s shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own. Ordinarily, DIG does not intend to hold annual meetings of shareholders, except as required by the federal securities laws and regulations governing mutual funds, or other applicable law. DIG’s bylaws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the federal securities laws and regulations governing mutual funds, including semi-annual and annual financial statements of the Portfolios, the latter being audited at least once each year.

With regard to an Underlying Fund of DFAITC organized as a partnership for federal tax purposes, if a majority shareholder of the Underlying Fund declares bankruptcy, a majority in interest of the remaining shareholders in the Underlying Fund must vote to approve the continuing existence of the Underlying Fund or the Underlying Fund will be liquidated.

PRINCIPAL HOLDERS OF SECURITIES

As of February 29, 2004, the following persons beneficially owned 5% or more of the outstanding stock of the Portfolios, as set forth below:

GLOBAL EQUITY PORTFOLIO – INSTITUTIONAL CLASS SHARES

Charles Schwab & Co. Inc.*	53.27%
101 Montgomery Street
San Francisco, CA 94104

Young Presidents’ Organization	21.37%
451 S. Decker Drive
Irving, TX 75062

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National Financial Services LLC*	9.94%
200 Liberty Street
One World Financial Center
New York, NY 10281

National Investor Services Corp.*	5.66%
55 Water Street
New York, NY 10041

GLOBAL EQUITY PORTFOLIO – CLASS R SHARES

Queens Long Island Retirement Plan	99.88%
Charles Schwab Trust Co.*
425 Market Street
San Francisco, CA 94105

GLOBAL 60/40 PORTFOLIO – INSTITUTIONAL CLASS SHARES

Charles Schwab & Co. Inc.*[1]	61.92%

National Financial Services LLC*[1]	29.51%

National Investor Services Corp.*[1]	6.47%

GLOBAL 60/40 PORTFOLIO – CLASS R SHARES

Queens Long Island Retirement Plan*[1]	99.17%

GLOBAL 25/75 PORTFOLIO – INSTITUTIONAL CLASS SHARES

Booth Family Trust	54.74%
1299 Ocean Ave. 11th FL
Santa Monica, CA 90401

Charles Schwab & Co. Inc.*[1]	26.28%

National Financial Services LLC*[1]	9.81%

National Investor Services Corp*[1]	7.68%

GLOBAL 25/75 PORTFOLIO – CLASS R SHARES

Dimensional Fund Advisors	100.00%
1299 Ocean Ave. 11th Floor
Santa Monica, CA 90401

*	Owner of record only

[1]	See address for shareholder previously noted above in list

PURCHASE OF SHARES

The following information supplements the information set forth in the Prospectus under the caption “PURCHASE OF SHARES.”

The Portfolios and Underlying Funds will accept purchase and redemption orders on each day that the New York Stock Exchange (“NYSE”) is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Portfolios

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and Underlying Funds will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Underlying Funds and Portfolios are closed.

The Tokyo Stock Exchange is closed on the following days in 2004: January 1, 2 and 12, February 11, March 20, April 29, May 3, 4 and 5, July 19, September 20 and 23, October 11, November 3 and 23, December 23 and 31. The Japanese Small Company Series does not price its portfolio on days that the TSE is closed. The London Stock Exchange is closed on the following days in 2004: January 1, April 9 and 12, May 3 and 31, August 30, December 27 and 28. The United Kingdom Small Company Series does not price its portfolio on days that the London Stock Exchange is closed. The foreign securities exchanges on which The Continental Small Company Series’ portfolio securities are principally traded are all closed on January 1 and April 9 and 12. The Continental Small Company Series does not price its portfolio on these days.

DIG reserves the right, in its sole discretion, to suspend the offering of shares of any or all Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of DIG or a Portfolio. Securities accepted in exchange for shares of a Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

DIG or its transfer agent may from time to time appoint a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders and funds from certain investors. With respect to purchases and redemptions through a sub-transfer agent, DIG will be deemed to have received a purchase or redemption order when the sub-transfer agent receives the order. Shares of a Portfolio will be priced at the public offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolios, which are currently sold at net asset value. Any such charges will be described in the Prospectus.

REDEMPTION AND TRANSFER OF SHARES

The following information supplements the information set forth in the Prospectus under the caption “REDEMPTION OF SHARES.”

DIG may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the Commission; (2) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for DIG to dispose of securities owned by it, or fairly to determine the value of its assets; and (3) for such other periods as the Commission may permit.

Shareholders may transfer shares of any Portfolio to another person by making a written request to the Advisor who will transmit the request to the transfer agent. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described in the Prospectus under “REDEMPTION OF SHARES.” As with redemptions, the written request must be received in good order before any transfer can be made.

TAXATION OF THE PORTFOLIOS

The following is a summary of some of the federal income tax consequences of investing in the Portfolios. Unless a shareholder invests in a Portfolio through a qualified, tax-deferred retirement plan, shareholders should consider the tax implications of investing and consult their tax advisers. Different tax rules may apply, depending on whether the Portfolio invests through an Underlying Fund treated as a corporation or an Underlying Fund treated as a partnership for federal income tax purposes. These rules could affect the amount, timing, and character of the income received by the shareholders of a Portfolio.

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Distribution of Net Income

Each Portfolio receives income generally in the form of dividends from those Underlying Funds classified as corporations, and dividends and interest from those Underlying Funds classified as partnerships. This income, less expenses incurred in the operation of a Portfolio, constitute its net investment income from which dividends may be paid to its shareholders. If you are a taxable investor, any distributions by the Portfolio from such income (other than qualified dividends) will be taxable to you as ordinary income.

Income dividends earned indirectly by a Portfolio through its investment in the Underlying Funds from the following income sources will be qualified dividends subject to a maximum rate of tax of 15% for individuals (5% for individuals in the 10% and 15% federal rate bracket):

•	dividends paid by domestic corporations,

•	dividends paid by qualified foreign corporations, including:

•	corporations incorporated in a possession of the U.S.,

•	corporations eligible for benefits of a comprehensive income tax treaty with the United States which the Treasury determines is satisfactory and which includes an exchange of information program, and

•	corporations whose stock is readily tradable on an established securities market in the United States.

In order to be treated as a “qualified foreign corporation” under the treaty test, IRS Notice 2003-69 states that a foreign corporation must be eligible for benefits of one of the following U.S. income tax treaties: Australia, Austria, Belgium, Canada, China, Cyprus, Czech Republic, Denmark, Egypt, Estonia, Finland, France, Germany, Greece, Hungary, Iceland, India, Indonesia, Ireland, Israel, Italy, Jamaica, Japan, Kazakhstan, Korea, Latvia, Lithuania, Luxembourg, Mexico, Morocco, Netherlands, New Zealand, Norway, Pakistan, Philippines, Poland, Portugal, Romania, Russian Federation, Slovak Republic, Slovenia, South Africa, Spain, Sweden, Switzerland, Thailand, Trinidad and Tobago, Tunisia, Turkey, Ukraine, United Kingdom and Venezuela.

Dividends from corporations exempt from tax and dividends from foreign personal holding companies, foreign investment companies and passive foreign investment companies (PFICs) do not qualify for this favorable tax treatment. Additionally, income dividends paid from interest earned by an Underlying Fund on debt securities will continue to be taxed at the higher ordinary income tax rates.

Both the Underlying Funds and the investor must meet certain holding period requirements to qualify Portfolio dividends for this treatment. Specifically, an Underlying Fund must hold the stock for at least 61 days during the 121-day period (or 91 days during the 181-day period, respectively, for certain preferred stock) beginning 60 days (or 90 days in the case of preferred stock) before the stock becomes ex-dividend. Similarly, investors must hold their Portfolio shares for at least 61 days before the Portfolio distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the next dividend payment. When counting the number of days you held your Portfolio shares, include the day you sold your shares but not the day you acquired these shares. (The 121-day and 181-day periods are based on a Technical Corrections bill introduced into Congress with retroactive effect, but not yet enacted.)

While the income received in the form of qualified dividends is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax adviser.

After the close of each calendar year, a Portfolio will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income (subject to reduced rates of taxation). If 95% or more of its income is from qualified sources, it will be allowed to designate 100% of the Portfolio’s distributions as qualified

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dividend income. This designation rule will have the effect of converting small amounts of ordinary income or net short term capital gains, that otherwise would be taxable as ordinary income, into qualified dividend income eligible for taxation at reduced rates.

The effective date of these favorable tax rates is uncertain for qualified dividend income earned by the Underlying Funds taxable as partnerships. A Technical Corrections bill introduced into Congress with retroactive effect, but not yet enacted, provides that the reduced rates apply to qualified dividends received after December 31, 2002 (without regard to the partnership’s taxable year). This is the same effective date for regulated investment companies such as the Portfolios. If this Technical Corrections bill fails to be enacted, IRS Announcement 2003-56 states that, in the case of partnerships with a fiscal year beginning in 2002 and ending in 2003 (such as certain Underlying Funds whose taxable year began on December 1, 2002 and ended on November 30, 2003), no dividends received by the partnerships during that fiscal year may be treated as qualified dividend income, even if received during 2003. If this were the case, the Underlying Funds classified as partnerships would not be able to pass through to the Portfolios and their investors qualified dividend income for the first 11 months of 2003.

Distributions of Capital Gains

The Portfolios, indirectly, through their investment in the Underlying Funds may derive capital gains and losses in connection with sales or other dispositions of portfolio securities. Distributions derived from an Underlying Fund’s net short-term capital gain will be taxable to a Portfolio, and in turn to its shareholders, as ordinary income. Distributions derived from the Underlying Fund’s net long-term capital gain will be taxable to a Portfolio, and in turn to its shareholders, as long-term capital gain, regardless of how long shares of the Portfolio have been held. The Portfolios may also derive capital gains through their redemption of shares in Underlying Funds classified as corporations.

Any capital gains realized by a Portfolio generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Portfolio.

For all sales of portfolio securities occurring after May 5, 2003, the net long-term capital gain on these sales, when distributed to you as a capital gain dividend, is subject to a maximum rate of tax of 15% for individuals (5% for individuals in the 10% and 15% federal income tax brackets). In addition, any net long-term capital gain you realize from the sale of Portfolio shares after May 5, 2003 is eligible for these reduced tax rates.

Investments in foreign securities

Effect of foreign withholding taxes. An Underlying Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce a Portfolio’s income dividends paid to you.

Effect of foreign debt investments and hedging on distributions. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by an Underlying Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed to a Portfolio, and, in turn, when distributed to you, are taxable to you as ordinary income, and any losses reduce the an Underlying Fund’s ordinary income otherwise available for distribution to a Portfolio and, in turn, to you. This treatment could increase or decrease a Portfolio’s ordinary income distributions to you, and may cause some or all of the Portfolio’s previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Portfolio. Any return of capital in excess of your basis, however, is taxable as a capital gain.

PFIC securities. An Underlying Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). When investing in PFIC securities, the Underlying Funds intend to mark-to-market these securities and recognize any gains at the end of their fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Portfolio is required to distribute, even though the Underlying Fund has not sold the securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a Portfolio.

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Information on the Amount and Tax Character of Distributions

A Portfolio will inform you of the amount of your income dividends and capital gain distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not owned your Portfolio shares for a full year, the Portfolio may designate and distribute to you, as ordinary income, qualified dividends or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Portfolio. Distributions declared in December but paid in January are taxable to you as if paid in December.

Election to be Taxed as a Regulated Investment Company

Each Portfolio intends to qualify each year as a regulated investment company by satisfying certain distribution and asset diversification requirements under the Code. As a regulated investment company, the Portfolio generally pays no federal income tax on the income and gains it distributes to its shareholders. The Board reserves the right not to maintain the qualification of a Portfolio as a regulated investment company, if it determines such course of action to be beneficial to shareholders. In that case, the Portfolio would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as dividend income to the extent of the Portfolio’s earnings and profits.

Excise Tax Distribution Requirement

To avoid federal excise taxes, the Code requires a Portfolio to distribute to you by December 31 of each year, at a minimum, the following amounts:

•	98% of its taxable ordinary income earned during the calendar year;

•	98% of its capital gain net income earned during the twelve month period ending October 31; and

•	100% of any undistributed amounts of these categories of income or gain from the prior year.

Each Portfolio intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemptions of Fund Shares

For shareholders subject to tax, redemptions (including redemptions in kind) and exchanges of Portfolio shares are taxable transactions for federal and state income tax purposes. If you redeem your Portfolio shares, or exchange a class of shares of one Portfolio described in the corresponding Prospectus for class of shares of another Portfolio described in the corresponding Prospectus, the IRS will require you to report any gain or loss on your redemption or exchange. If you held your shares as a capital asset, the gain or loss that you realized would be capital gain or loss and would be long-term or short-term, generally depending on how long you held your shares.

Any loss incurred on the redemption or exchange of shares held for six months or longer will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the shareholder by a Portfolio on those shares.

Wash Sales

All or a portion of any loss that you realize on the redemption of your Portfolio shares is disallowed to the extent that you buy other shares in the same Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

U.S. Government Securities

The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by the shareholder. States also grant tax-free status to mutual fund dividends paid to shareholders from interest earned on these securities, subject in some states to minimum investment or reporting

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requirements that must be met by an Underlying Fund. To the extent a Portfolio invests indirectly in these U.S. government obligations by investing in a Underlying Fund classified as a corporation that holds these obligations, dividends derived from interest on these obligations is unlikely to be exempt from state and local income tax. The income from an Underlying Fund’s investment in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporation investors.

Dividends-Received Deduction for Corporations

Because some of the income a Portfolio receives from the Underlying Funds is derived from investments in domestic securities, it is anticipated that a portion of the dividends paid by a Portfolio will qualify for 70% dividends-received deduction for corporations. The dividends received deduction will be available only with respect to dividends designated by a Portfolio as eligible for such treatment. All dividends (including the deducted portion) are included in your calculation of alternative minimum taxable income.

Complex Securities

An Underlying Fund may invest in complex securities that could require it to adjust the amount, timing and/or tax character (ordinary or capital) of gains and losses it recognizes on these investments. This, in turn, could affect the amount, timing and/or tax character of a Portfolio’s income and, in turn, of the income distributed to you. For example:

Derivatives. Certain Underlying Funds are permitted to invest in options, futures, forwards or foreign currency contracts. If an Underlying makes these investments, it could be required to mark-to-market these contracts and realize any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. This, in turn, could affect the amount, timing and/or tax character of a Portfolio’s distributions to you. In determining net income for excise tax purposes, an Underlying Fund classified as a corporation (or the Portfolio with respect to its pro rata share of the income of the Underlying Funds classified as partnerships), also would be required to mark-to-market these contracts annually as of October 31 (for capital gain net income) and December 31 (for taxable ordinary income), and to realize and distribute any resulting income and gains.

Tax Straddles. An Underlying Fund’s investment in options and futures contracts in connection with certain hedging transactions could cause it to hold offsetting positions in securities. If an Underlying Fund’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Underlying Fund could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes. This, in turn, could affect the amount of a Portfolio’s distributions to you.

Securities Loans. An Underlying Fund may lend its investment securities to approved borrowers who need to borrow securities in order to complete certain transactions. By lending its investment securities, an Underlying Fund attempts to increase its income through the receipt of interest on the loan. Distributions paid to you by a Portfolio derived from payments in lieu of dividends received by an Underlying Fund on the loaned securities aren’t eligible for reduced rate of tax on “qualified dividends.”

Each of these investments by the Underlying Funds in complex securities is subject to special tax rules that could affect the amount, timing and/or tax character of income realized by the Underlying Fund, and, in turn, by a Portfolio and distributed to you.

Non-U.S. Investors

Non-U.S. investors may be subject to U.S. withholding and estate tax, and are subject to special U.S. tax certification requirements. A shareholder should consult his or her tax advisor about the federal, state, local or foreign tax consequences of his or her investment in the Fund.

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PROXY VOTING POLICIES

The Boards of Directors of DIG, DFAIDG and DEM, and the Board of Trustees of DFAITC have delegated the authority to vote proxies for the portfolio securities held by the Portfolios and Underlying Funds to Dimensional in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by Dimensional.

The Investment Committee at Dimensional is generally responsible for overseeing Dimensional’s proxy voting process. The Investment Committee may designate one or more of its members to oversee specific, on-going compliance with respect to the Voting Policies and may designate other personnel of Dimensional to vote proxies on behalf of the Portfolios and Underlying Funds, including all authorized traders of Dimensional.

Dimensional votes proxies in a manner consistent with the best interests of the Portfolios and Underlying Funds. Generally, Dimensional analyzes proxy statements on behalf of the Portfolios and Underlying Funds in accordance with the Voting Policies and the Voting Guidelines. Most proxies that Dimensional receives will be voted in accordance with the predetermined Voting Guidelines. Since nearly all proxies are voted in accordance with the Voting Guidelines, it normally will not be necessary for Dimensional to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for Dimensional during the proxy voting process. However, the Proxy Policies do address the procedures to be followed if a conflict of interest arises between the interests of the Portfolios or the Underlying Funds, and the interests of Dimensional or its affiliates. If an Investment Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines, Dimensional, prior to voting, will fully disclose the conflict to an Independent Director/Trustee of the applicable Portfolio’s or Underlying Fund’s Board of Directors/Trustees and vote the proxy in accordance with the direction of such Independent Director/Trustee.

The Voting Guidelines summarize Dimensional’s positions on various issues and give a general indication as to how Dimensional will vote proxies on each issue. Dimensional will usually vote proxies in accordance with the Voting Guidelines. However, Dimensional reserves the right to vote certain issues counter to the Voting Guidelines if, after a review of the matter (which analysis will be documented in writing), Dimensional believes that a Portfolio’s or an Underlying Fund’s best interests would be served by such vote. To the extent that the Voting Guidelines do not address a potential voting issue, Dimensional will vote on such issue in a manner that is consistent with the spirit of the Voting Guidelines and that Dimensional believes would be in the best interest of the Portfolio or Underlying Fund. Pursuant to the Voting Guidelines, Dimensional generally votes for matters such as: (i) routine business decisions (such as stock splits, name changes and setting the number of directors); (ii) reverse anti-takeover amendments; (iii) auditors; (iv) directors; (v) proposals establishing or increasing indemnification of directors; (vi) proposals eliminating or reducing director’s liability; (vii) equal access to the proxy; (viii) the right to act by written consent of shareholders and to hold special meetings of shareholders; (ix) the separation of audit and consulting responsibilities; and (x) confidential voting. As provided in the Voting Guidelines, Dimensional generally votes against matters such as: (i) anti-takeover measures (such as reincorporation to facilitate a takeover defense, adoption of fair price amendments, institution of classified boards of directors, elimination of cumulative voting and creation of super majority provisions); (ii) the issuance of a new class of stock with unequal voting rights; and (iii) blank check preferred stock proposals. The Voting Guidelines also provide that Dimensional will generally consider on an individual basis such proposals as: (i) increasing authorized common stock; (ii) establishing or increasing a stock option plan or other employee compensation plan; (iii) approving a reorganization or merger; and (iv) approving a proposal by a dissident shareholder in a proxy battle.

Under certain circumstances, Dimensional may not be able to vote proxies or Dimensional may find that the expected economic costs from voting outweigh the benefits associated with voting. Generally, Dimensional does not vote proxies on foreign securities due to local restrictions, customs or anticipated expenses.

Copies of the proxy voting records of the Portfolios and Underlying Funds will be available without charge, upon request, by calling collect: (310) 395-8005 and posted on the Commission’s website at http://www.sec.gov no later than August 31, 2004 and will reflect the twelve-month period beginning July 1, 2003 and ending June 30, 2004.

27

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund may make available at month-end certain information regarding the securities holdings of the Portfolios and Master Funds (“Holdings Information”). The Holdings Information may be posted each month on the Fund’s website, www.dfaus.com, with a one-month time lag. Holdings Information also may be provided to third-party data vendors, upon request. The Fund may provide more current Holdings Information only to those financial advisors, clients, authorized consultants or authorized custodians who specifically request the more current Holdings Information and who execute a use and non-disclosure agreement, with such terms as are required from time to time by applicable rules and regulations and the Advisor.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, FL 33301, are the independent certified public accountants to DIG. PricewaterhouseCoopers LLP audits DIG’s annual financial statements. Because the Portfolios are new, financial statements are not available as of the date of this SAI.

PERFORMANCE DATA

The Portfolios may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations, which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolios may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolios or to the Advisor, should be considered in light of a Portfolio’s investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

28

DIMENSIONAL INVESTMENT GROUP INC. (42/43)

PART C

OTHER INFORMATION

ITEM 23.	EXHIBITS.

(a)	Articles of Incorporation.

(1)	Articles of Restatement as filed with the State of Maryland on August 11, 2003.

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 40/41 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	October 9, 2003.

(i)	Articles Supplementary as filed with the Maryland Secretary of State on December 19, 2003 re: the addition of the:

•	Global Equity Portfolio Shares;

•	Global 25/75 Portfolio Shares; and

•	Global 60/40 Portfolio Shares.

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 29, 2004.

(b)	By-Laws.

(1)	Amended and Restated By-Laws of the Registrant as approved June 26, 2003.

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 40/41 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	October 9, 2003.

(c)	Instruments Defining Rights of Security Holders.

(1)	See Article Fifth of the Registrant’s Articles of Restatement.

(2)	See Article II of the Registrant’s Amended and Restated By-Laws.

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 40/41 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	October 9, 2003.

1

(d)	Investment Advisory Contracts.

(1)	Form of Investment Advisory Agreement between the Registrant and Dimensional Fund Advisors Inc. (“DFA”) re: the:

•	AAM/DFA Two-Year Fixed Income Portfolio

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 17/18 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	October 1, 1997.

(i)	Addendum Number One re: the reflection of the following name change:

•	RWB/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Corporate Fixed Income Portfolio

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 26, 2001.

(ii)	Addendum Number Two re: the reflection of the following name change:

•	AAM/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Fixed Income Portfolio

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 35/36 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	May 16, 2002.

(2)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:

•	RWB/DFA Two-Year Government Portfolio

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 17/18 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	October 1, 1997.

(i)	Addendum Number One re: the reflection of the following name change:

•	RWB/DFA Two-Year Government Portfolio to AAM/DFA Two-Year Government Portfolio

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 26, 2001.

2

(3)	Investment Advisory Agreement between the Registrant and DFA re: the:

•	Global Equity Portfolio

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 29, 2004.

(4)	Investment Advisory Agreement between the Registrant and DFA re: the:

•	Global 60/40 Portfolio

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 29, 2004.

(5)	Investment Advisory Agreement between the Registrant and DFA re: the:

•	Global 25/75 Portfolio

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 29, 2004.

(e)	Underwriting Contracts.

(1)	Amended and Restated Distribution Agreement between the Registrant and DFA Securities Inc. dated December 19, 2003.

ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.e.1.

(f)	Bonus or Profit Sharing Contracts.

Not applicable.

(g)	Custodian Agreements.

(1)	Custodian Agreement between the Registrant and PFPC Trust Company (formerly Provident National Bank) dated July 12, 1991.

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(i)	Addendum Number One

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 21/22 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 22, 1999.

3

(ii)	Addendum Number Two re: the addition of:

•	Tax-Managed U.S. Marketwide Value Portfolio XI

•	U.S. Large Company Institutional Index Portfolio

ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.g.1.ii.

(iii)	Addendum Number Three re: the addition of:

•	U.S. 6-10 Small Company Portfolio K

•	U.S. Large Cap Value Portfolio K

•	U.S. 4-10 Value Portfolio K

•	U.S. Large Company Portfolio K

•	DFA International Value Portfolio K

•	Emerging Markets Portfolio K

•	DFA One-Year Fixed Income Portfolio K

•	DFA Two-Year Global Fixed Income Portfolio K

ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.g.1.iii.

(iv)	Form of Addendum Number Four (later withdrawn and never executed) re: the addition of:

•	Dividend-Managed U.S. Large Company Portfolio II

•	Dividend-Managed U.S. Large Company Complement Portfolio II

•	Dividend-Managed U.S. Marketwide Value Portfolio II

•	Dividend-Managed U.S. Marketwide Value Complement Portfolio II

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 31/32 to the Registrant’s Registration Statement on Form N-1A (later withdrawn).
File Nos.:	33-33980 and 811-6067.
Filing Date:	May 15, 2000.

(v)	Addendum Number Five re: the deletion of certain portfolios and the reflection of the following name changes:

•	RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio

•	RWB/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Corporate Fixed Income Portfolio

•	RWB/DFA Two-Year Government Portfolio to the AAM/DFA Two-Year Government Portfolio

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 26, 2001.

(vi)	Addendum Number Six re: the deletion of Tax-Managed U.S. Marketwide Value Portfolio XI and the reflection of the following name changes:

•	DFA 6-10 Institutional Portfolio to DFA U.S. Small Cap Institutional Portfolio

4

•	U.S. 6-10 Small Company Portfolio K to U.S. Small Cap Portfolio K

•	U.S. 4-10 Value Portfolio K to U.S. Small XM Value Portfolio K

•	U.S. 6-10 Value Portfolio II to U.S. Small Cap Value Portfolio II

ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.g.1.vi.

(vii)	Addendum Number Seven re: the reflection of the following name change:

•	AAM/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Fixed Income Portfolio

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 35/36 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	May 16, 2002.

(viii)	Form of Addendum Number Eight re: the addition of:

•	DFA International Small Company Portfolio V

•	DFA Emerging Markets Portfolio V

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 37/38 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 14, 2003.

(ix)	Addendum Number Nine re: the addition of:

•	DFA International Small Company Portfolio V

•	DFA Emerging Markets Portfolio V

ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.g.1.ix.

(x)	Addendum Number Ten re: the addition of:

•	Global Equity Portfolio

•	Global 60/40 Portfolio

•	Global 25/75 Portfolio

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 40/41 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	October 9, 2003.

5

(h)	Other Material Contracts.

(1)	Transfer Agency Agreement between the Registrant and PFPC Inc. (formerly Provident Financial Processing Corporation) (the “Transfer Agency Agreement”) dated July 12, 1991.

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(i)	Addendum Number One

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 21/22 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 22, 1999.

(ii)	Addendum Number Two re: the addition of:

•	Tax-Managed U.S. Marketwide Value Portfolio XI

•	U.S. Large Company Institutional Index Portfolio

ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.h.1.ii.

(iii)	Addendum Number Three re: the addition of:

•	U.S. 6-10 Small Company Portfolio K

•	U.S. Large Cap Value Portfolio K

•	U.S. 4-10 Value Portfolio K

•	U.S. Large Company Portfolio K

•	DFA International Value Portfolio K

•	Emerging Markets Portfolio K

•	DFA One-Year Fixed Income Portfolio K

•	DFA Two-Year Global Fixed Income Portfolio K

ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.h.1.iii.

(iv)	Addendum Number Four (later withdrawn and never executed) re: the addition of:

•	Dividend-Managed U.S. Large Company Portfolio II

•	Dividend-Managed U.S. Large Company Complement Portfolio II

•	Dividend-Managed U.S. Marketwide Value Portfolio II

•	Dividend-Managed U.S. Marketwide Value Complement Portfolio II

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 31/32 to the Registrant’s Registration Statement on Form N-1A (later withdrawn)
File Nos.:	33-33980 and 811-6067.
Filing Date:	May 15, 2000.

(v)	Addendum Number Five re: the deletion of certain portfolios and the reflection of the following name changes:

•	RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio

•	RWB/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Corporate Fixed Income Portfolio

6

•	RWB/DFA Two-Year Government Portfolio to the AAM/DFA Two-Year Government Portfolio

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 26, 2001.

(vi)	Addendum Number Six re: the deletion of the Tax-Managed U.S. Marketwide Value Portfolio XI and the reflection of the following name changes:

•	DFA 6-10 Institutional Portfolio to DFA U.S. Small Cap Institutional Portfolio

•	U.S. 6-10 Small Company Portfolio K to U.S. Small Cap Portfolio K

•	U.S. 4-10 Value Portfolio K to U.S. Small XM Value Portfolio K

•	U.S. 6-10 Value Portfolio II to U.S. Small Cap Value Portfolio II

ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.h.1.vi.

(vii)	Addendum Number Seven re: the reflection of the following name change:

•	AAM/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Fixed Income Portfolio

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 35/36 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	May 16, 2002.

(viii)	Addendum Number Eight

ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.h.1.viii.

(ix)	Addendum Number Nine re: the addition of:

•	DFA International Small Company Portfolio V

•	DFA Emerging Markets Portfolio V

ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.h.1.ix.

(ix)	Addendum Number Ten re: the addition of:

•	Global Equity Portfolio

•	Global 60/40 Portfolio

•	Global 25/75 Portfolio

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 40/41 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	October 9, 2003.

7

(2)	Administration and Accounting Services Agreement between the Registrant and PFPC Inc. (formerly with Provident Financial Processing Corporation) (the “Administration and Accounting Services Agreement”) dated July 12, 1991.

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(i)	Addendum Number One

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 21/22 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 22, 1999.

(ii)	Addendum Number Two re: the addition of:

•	Tax-Managed U.S. Marketwide Value Portfolio XI

•	U.S. Large Company Institutional Index Portfolio

ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.h.2.ii.

(iii)	Addendum Number Three re: the addition of:

•	U.S. 6-10 Small Company Portfolio K

•	U.S. Large Cap Value Portfolio K

•	U.S. 4-10 Value Portfolio K

•	U.S. Large Company Portfolio K

•	DFA International Value Portfolio K

•	Emerging Markets Portfolio K

•	DFA One-Year Fixed Income Portfolio K

•	DFA Two-Year Global Fixed Income Portfolio K

ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.h.2.iii.

(iv)	Form of Addendum Number Four (later withdrawn and never executed) re: the addition of:

•	Dividend-Managed U.S. Large Company Portfolio II

•	Dividend-Managed U.S. Large Company Complement Portfolio II

•	Dividend-Managed U.S. Marketwide Value Portfolio II

•	Dividend-Managed U.S. Marketwide Value Complement Portfolio II

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 31/32 to the Registrant’s Registration Statement on Form N-1A (later withdrawn)
File Nos.:	33-33980 and 811-6067.
Filing Date:	May 15, 2000.

8

(v)	Addendum Number Five re: the deletion of certain portfolios and the reflection of the following name changes:

•	RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio

•	RWB/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Corporate Fixed Income Portfolio

•	RWB/DFA Two-Year Government Portfolio to the AAM/DFA Two-Year Government Portfolio

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 26, 2001.

(vi)	Addendum Number Six re: the deletion of Tax-Managed U.S. Marketwide Value Portfolio XI and the reflection of the following name changes:

•	DFA 6-10 Institutional Portfolio to DFA U.S. Small Cap Institutional Portfolio

•	U.S. 6-10 Small Company Portfolio K to U.S. Small Cap Portfolio K

•	U.S. 4-10 Value Portfolio K to U.S. Small XM Value Portfolio K

•	U.S. 6-10 Value Portfolio II to U.S. Small Cap Value Portfolio II

ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.h.1.vi.

(vii)	Addendum Number Seven re: the reflection of the following name change:

•	AAM/DFA Two-Year Corporate Fixed Income Portfolio to AAM/DFA Two-Year Fixed Income Portfolio

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 35/36 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	May 16, 2002.

(viii)	Addendum Number Eight

ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.h.2.viii.

(ix)	Addendum Number Nine re: the addition of:

•	DFA International Small Company Portfolio V

•	DFA Emerging Markets Portfolio V

ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.h.2.ix.

(x)	Addendum Number Eleven re: the addition of:

•	Global Equity Portfolio

•	Global 60/40 Portfolio

•	Global 25/75 Portfolio

9

ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.h.2.x.

(3)	Administration Agreements between the Registrant and DFA.

(i)	Dated May 3, 1993 re: the:

•	DFA U.S. Small Cap Institutional Portfolio

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(aa)	Form of Addendum Number One re: the reflection of the following name change:

•	DFA 6-10 Institutional Portfolio to DFA U.S. Small Cap Institutional Portfolio

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 33/34 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 23, 2001.

(ii)	Dated December 1, 1993 re: the:

•	DFA International Value Portfolio

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(iii)	Dated July 1, 1994 re: the:

•	DFA International Value Portfolio II

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(iv)	Dated January 1, 1994 re: the:

•	U.S. Small Cap Value Portfolio II

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

10

(v)	Dated July 1, 1994 re: the:

•	U.S. Large Cap Value Portfolio II

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(vi)	Dated December 20, 1994 re: the:

•	U.S. Large Cap Value Portfolio III

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(vii)	Dated December 20, 1994 re: the:

•	DFA International Value Portfolio III

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(viii)	Dated March 1, 1996 re: the:

•	AAM/DFA U.S. High Book-to-Market Portfolio

ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.h.3.viii.

(aa)	Addendum Number One re: the reflection of the following name change:

•	RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 26, 2001.

(ix)	Form of Dated July 20, 1997 re: the:

•	DFA International Value Portfolio IV

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 16/17 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	June 20, 1997.

11

(x)	Form of Dated July 20, 1997 re: the:

•	Emerging Markets Portfolio II

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 16/17 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	June 20, 1997.

(xi)	Dated December 8, 1998 re: the:

•	Tax-Managed U.S. Marketwide Value Portfolio II

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 21/22 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 22, 1999.

(xii)	Dated September 13, 1999 re: the:

•	U.S. Large Company Institutional Index Portfolio

ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.h.3.xiii.

(xiii)	Amended and Restated Administration Agreement re: the:

•	U.S. Small Cap Portfolio K

•	U.S. Large Cap Value Portfolio K

•	U.S. Small XM Value Portfolio K

•	U.S. Large Company Portfolio K

•	DFA International Value Portfolio K

•	Emerging Markets Portfolio K

•	DFA One-Year Fixed Income Portfolio K

•	DFA Two-Year Global Fixed Income Portfolio K

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 33/34 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 23, 2001

(aa)	Form of Addendum Number One re: the reflection of the following name changes:

•	U.S. 6-10 Small Company Portfolio K to U.S. Small Cap Portfolio K

•	U.S. 4-10 Value Portfolio K to U.S. Small XM Value Portfolio K

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 33/34 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 23, 2001.

12

(xiv)	Administration Agreement re: the:

•	Global Equity Portfolio

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 29, 2004.

(xv)	Administration Agreement re: the:

•	Global 60/40 Portfolio

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 29, 2004.

(xvi)	Administration Agreement re: the:

•	Global 25/75 Portfolio

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 29, 2004.

(4)	Client Service Agreements between Reinhardt, Werba, Bowen, Inc. (“RWB”) and the Registrant.

(i)	Dated March 13, 1996 re: the:

•	RWB/DFA Two-Year Government Portfolio

Incorporated by reference to:
Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(aa)	Amended Agreement dated March 13, 1996 re: the:

•	RWB/DFA Two-Year Government Portfolio.

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(bb)	Amendment Number Two re: the reflection of the following name change:

•	RWB/DFA Two-Year Government Portfolio to the AAM/DFA Two-Year Government Portfolio

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 26, 2001.

13

(ii)	Dated March 13, 1996 re: the:

•	RWB/DFA Two-Year Corporate Fixed Income Portfolio

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(aa)	Amended Agreement dated March 13, 1996 re:

•	RWB/DFA Two-Year Corporate Fixed Income Portfolio

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No.19/20 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(bb)	Amendment Number Two re: the reflection of the following name change:

•	RWB/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Corporate Fixed Income Portfolio

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 26, 2001.

(cc)	Amendment Number Three re: the reflection of the following name change:

•	AAM/DFA Two-Year Corporate Fixed Income Portfolio to the AAM/DFA Two-Year Fixed Income Portfolio

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 35/36 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	May 16, 2002.

(iii)	Dated March 13, 1996 re: the:

•	RWB/DFA U.S. High Book-to-Market Portfolio

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 19/20 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

14

(aa)	Amendment dated March 13, 1996 re:

•	RWB/DFA U.S. High Book to Market Portfolio

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 19/20 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(bb)	Addendum Number Two re: the reflection of the following name change:

•	RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA U.S. High Book to Market Portfolio

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 26, 2001.

(5)	Form of Facility Agreement with DFA.

Previously filed with this registration statement and incorporated herein by reference.

(6)	Services Agreement, dated as of July 1, 1994 between Charles Schwab & Co., Inc. and the Registrant re: the:

•	U.S. Small Cap Portfolio II;

•	U.S. Large Cap Portfolio II; and

•	DFA International Value Portfolio II

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 19/20 to Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	March 3, 1998.

(7)	Form of Amended and Restated Expense Waiver and Assumption Agreement between the Registrant and DFA.

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 29, 2004.

(i)	Legal Opinion.

(1)	Opinion of Stradley, Ronon, Stevens & Young, LLP.

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 29, 2004.

15

(j)	Other Opinions.

(1)	Consent of PricewaterhouseCoopers LLP.

ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.j.1.

(k)	Omitted Financial Statements.

Not applicable.

(l)	Initial Capital Agreements.

(1)	Form of Subscription Agreement under Section 14(a)(3) of the Investment of Investment Company Act of 1940, previously filed with this registration statement and incorporated herein by reference.

(m)	Rule 12b-1 Plan.

Not applicable.

(n)	Rule 18f-3 Plan.

(1)	Multiple Class Plan Pursuant to Rule 18f-3, adopted September 5, 2003, re: the:

•	Global Equity Portfolio

•	Global 60/40 Portfolio

•	Global 25/75 Portfolio

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 40/41 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	October 9, 2003.

(o)	Powers-of-Attorney.

(1)	On behalf of the Registrant, dated October 13, 2000, appointing David G. Booth, Rex A. Sinquefield, Michael T. Scardina, Catherine L. Newell and Valerie A. Brown as attorneys-in-fact to David G. Booth, Rex A. Sinquefield, George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes and Michael T. Scardina.

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 40/41 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	October 9, 2003.

16

(2)	On behalf of The DFA Investment Trust Company, dated October 13, 2000, appointing David G. Booth, Rex A. Sinquefield, Michael T. Scardina, Catherine L. Newell and Valerie A. Brown as attorneys-in-fact to David G. Booth, Rex A. Sinquefield, George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes and Michael T. Scardina.

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 40/41 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	October 9, 2003.

(3)	On behalf of the Registrant, dated January 24, 2001, appointing David G. Booth, Rex A. Sinquefield, Michael T. Scardina, Catherine L. Newell and Valerie A. Brown as attorneys-in-fact to Abbie Jean Smith.

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 26, 2001.

(4)	On behalf of The DFA Investment Trust Company, dated January 24, 2001, appointing David G. Booth, Rex A. Sinquefield, Michael T. Scardina, Catherine L. Newell and Valerie A. Brown as attorneys-in-fact to Abbie Jean Smith.

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 32/33 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 26, 2001.

(5)	On behalf of the Registrant and DFA Investment Trust Company, dated December 19, 2003, appointing David G. Booth, Rex A. Sinquefield, Michael T. Scardina, Catherine L. Newell and Valerie A. Brown as attorneys-in-fact to Robert C. Merton.

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 29, 2004.

(p)	Codes of Ethics.

(1)	Code of Ethics of the Registrant, the Advisor and the Underwriter.

Incorporated herein by reference to:
Filing:	Post-Effective Amendment No. 41/42 to the Registrant’s Registration Statement on Form N-1A.
File Nos.:	33-33980 and 811-6067.
Filing Date:	January 29, 2004.

17

ITEM 24.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

None.

ITEM 25.	INDEMNIFICATION.

(1)	Reference is made to Section 1 of Article Eight of the Registrant’s Amended and Restated By-Laws, which provide for indemnification, as set forth below, with respect to Officers and Directors of the Corporation:

(a)	The Corporation shall indemnify each Officer and Director made party to a proceeding, by reason of service in such capacity, to the fullest extent, and in the manner provided under Section 2-418 of the Maryland General Corporation Law:

(i)	unless it is proved that the person seeking indemnification did not meet the standard of conduct set forth in subsection (b)(1) of such section; and

(ii)	provided that the Corporation shall not indemnify any Officer or Director for any liability to the Corporation or its security holders arising from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

(b)	The provisions of clause (i) of paragraph (a) herein notwithstanding, the Corporation shall indemnify each Officer and Director against reasonable expenses incurred in connection with the successful defense of any proceeding to which such Officer or Director is a party by reason of service in such capacity.

(c)	The Corporation, in the manner and to the extent provided by applicable law, shall advance to each Officer and Director who is made party to a proceeding by reason of service in such capacity the reasonable expenses incurred by such person in connection therewith.

(2)	Registrant’s Articles of Restatement provide the following under Article Seventh:

(a)	To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, as amended from time to time, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for money damages. This limitation on liability applies to liabilities occurring for acts or omissions occurring at the time a person serves as a director or officer of the Corporation, whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

18

(b)	Notwithstanding the foregoing, this Article SEVENTH shall not operate to protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which such person would otherwise be subject by reason or willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such person’s office.

ITEM 26.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.

(a)	Dimensional Fund Advisors Inc. (the “Advisor”), with a principal place of business located at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, the investment manager for the Registrant, is also the investment manager for three other registered open-end investment companies, The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund Inc. and DFA Investment Dimensions Group Inc. The Advisor also serves as sub-advisor for certain other registered investment companies.

The Advisor is engaged in the business of providing investment advice primarily to institutional investors. For additional information, please see “Management of the Fund” in PART A and “Directors and Officers” in PART B of this Registration Statement.

Additional information as to the Advisor and the directors and officers of the Advisor is included in the Advisor’s Form ADV filed with the Commission (File No. 801-16283), which is incorporated herein by reference and sets forth the officers and directors of the Advisor and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27.	PRINCIPAL UNDERWRITERS.

(a)	DFA Securities Inc., (“DFAS”) is the principal underwriter for the Registrant. DFAS also serves as principal underwriter for DFA Investment Dimensions Group Inc., The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund Inc.

(b)	The following tables sets forth information as to the Distributor’s Directors, Officers, Partners and Control Persons:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
David G. Booth 1299 Ocean Avenue Santa Monica, CA 90401	Chairman, Director, President, Chief Executive Officer and Chief Investment Officer	Chairman, Director/Trustee, President, Chief Executive Officer and Chief Investment Officer

Rex A. Sinquefield 1299 Ocean Avenue Santa Monica, CA 90401	Chairman and Director	Chairman and Director/Trustee

19

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
Eugene F. Fama Sr. Graduate School of Business University of Chicago 1101 East 58th Street Chicago, IL 60637	Director	None

John A. McQuown c/o KMV Corporation 1620 Montgomery Street Suite 140 San Francisco, CA 94111	Director	None

Arthur H. Barlow 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Valerie A. Brown 1299 Ocean Avenue Santa Monica, CA 90401	Vice President and Assistant Secretary	Vice President and Assistant Secretary

Stephen A. Clark 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	None

Truman A. Clark 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

James L. Davis 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Robert T. Deere 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Robert W. Dintzer 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Richard A. Eustice 1299 Ocean Avenue Santa Monica, CA 90401	Vice President and Assistant Secretary	Vice President and Assistant Secretary

Eugene F. Fama, Jr. 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

20

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
Robert M. Fezekas 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Damon S. Fisher 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	None

Gretchen A. Flicker 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	None

Glenn S. Freed 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Henry F. Gray 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Kamyab Hashemi-Nejad 1299 Ocean Avenue Santa Monica, CA 90401	Vice President, Controller and Assistant Treasurer	Vice President, Controller and Assistant Treasurer

Christine W. Ho 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	None

Jeff J. Jeon 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	None

Patrick M. Keating 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Joseph F. Kolerich 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	None

David M. New 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

21

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
Catherine L. Newell 1299 Ocean Avenue Santa Monica, CA 90401	Vice President, Secretary and General Counsel	Vice President, Secretary and General Counsel

David A. Plecha 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Eduardo A. Repetto 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Michael T. Scardina 1299 Ocean Avenue Santa Monica, CA 90401	Vice President, Chief Financial Officer and Treasurer	Vice President, Chief Financial Officer and Treasurer

David E. Schneider 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

John C. Siciliano 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Jeanne C. Sinquefield, Ph.D 1299 Ocean Avenue Santa Monica, CA 90401	Executive Vice President	Executive Vice President

Grady M. Smith 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	None

Carl G. Snyder 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Lawrence R. Spieth 10 South Wacker Drive Suite 2275 Chicago, IL 60606	Vice President	None

Bradley G. Steiman Suite 910, 1055 West Hastings Vancouver, B.C. V6E 2E9	Vice President	None

Karen E. Umland 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

22

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
Carol W. Wardlaw 10 South Wacker Drive Suite 2275 Chicago, IL 60606	Vice President	None

Weston J. Wellington 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Daniel M. Wheeler 1299 Ocean Avenue Santa Monica, CA 90401	Vice President	Vice President

Dimensional Fund Advisors Inc. 1299 Ocean Avenue Santa Monica, CA 90401	Shareholder

(c)	Not applicable.

ITEM 28.	LOCATION OF ACCOUNTS AND RECORDS.

The accounts and records of the Registrant are located at the office of the Registrant and at additional locations, as follows:

Name	Address
Dimensional Investment Group Inc.	1299 Ocean Avenue
11th Floor
Santa Monica, CA 90401

PFPC Inc.	301 Bellevue Parkway
Wilmington, DE 19809

ITEM 29.	MANAGEMENT SERVICES.

None.

ITEM 30.	UNDERTAKINGS.

Not applicable.

23

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the 1933 Act and has duly caused Post-Effective Amendment No. 42/43 to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica, the State of California on the 26th day of March, 2004.

DIMENSIONAL INVESTMENT GROUP INC.
(Registrant)

By:	/s/ David G. Booth *

David G. Booth, President
(Signature and Title)

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 42/43 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ David G. Booth * David G. Booth	President, Director, Chairman, Chief Executive Officer and Chief Investment Officer	March 26, 2004

/s/ Rex A. Sinquefield * Rex A. Sinquefield	Director and Chairman	March 26, 2004

/s/ Michael T. Scardina * Michael T. Scardina	Chief Financial Officer; Treasurer and Vice President	March 26, 2004

/s/ George M. Constantinides * George M. Constantinides	Director	March 26, 2004

/s/ John P. Gould * John P. Gould	Director	March 26, 2004

/s/ Roger G. Ibbotson * Roger G. Ibbotson	Director	March 26, 2004

/s/ Myron S. Scholes * Myron S. Scholes	Director	March 26, 2004

/s/ Abbie J. Smith * Abbie J. Smith	Director	March 26, 2004

/s/ Robert C. Merton * Robert C. Merton	Director	March 26, 2004

* By:	/s/ Valerie A. Brown

Valerie A. Brown Attorney-in-Fact (Pursuant to a Power of Attorney)

24

THE DFA INVESTMENT TRUST COMPANY consents to the filing of this Amendment to the Registration Statement of Dimensional Investment Group Inc., which is signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica, the State of California on the 26th day of March, 2004.

THE DFA INVESTMENT TRUST COMPANY
(Registrant)

By:	/s/ David G. Booth *

David G. Booth, President
(Signature and Title)

The undersigned Trustees and principal officers of THE DFA INVESTMENT TRUST COMPANY consent to the filing of this Post-Effective Amendment No. 42/43 to the Registration Statement of Dimensions Investment Group Inc. on the dates indicated.

Signature	Title	Date

/s/ David G. Booth * David G. Booth	President, Trustee, Chief Executive Officer and Chief Investment Officer	March 26, 2004

/s/ Rex A. Sinquefield * Rex A. Sinquefield	Trustee and Chairman	March 26, 2004

/s/ Michael T. Scardina * Michael T. Scardina	Chief Financial Officer; Treasurer and Vice President	March 26, 2004

/s/ George M. Constantinides * George M. Constantinides	Trustee	March 26, 2004

/s/ John P. Gould * John P. Gould	Trustee	March 26, 2004

/s/ Roger G. Ibbotson * Roger G. Ibbotson	Trustee	March 26, 2004

/s/ Myron S. Scholes * Myron S. Scholes	Trustee	March 26, 2004

/s/ Abbie J. Smith * Abbie J. Smith	Trustee	March 26, 2004

/s/ Robert C. Merton * Robert C. Merton	Trustee	March 26, 2004

* By:	/s/ Valerie A. Brown

Valerie A. Brown
Attorney-in-Fact (Pursuant to a Power of Attorney)

25

EXHIBIT INDEX

N-1A Exhibit No.	EDGAR Exhibit No.	Description
23(e)(1)	EX-99.e.1	Amended and Restated Distribution Agreement

23(g)(1)(ii)	EX-99.g.1.ii	Addendum Number Two to Custodian Agreement

23(g)(1)(iii)	EX-99.g.1.iii	Addendum Number Three to Custodian Agreement

23(g)(1)(vi)	EX-99.g.1.vi	Addendum Number Six to Custodian Agreement

23(g)(1)(ix)	EX-99.g.1.ix	Addendum Number Nine to Custodian Agreement

23(h)(1)(ii)	EX-99.h.1.ii	Addendum Number Two to Transfer Agency Agreement

23(h)(1)(iii)	EX-99.h.1.iii	Addendum Number Three to Transfer Agency Agreement

23(h)(1)(vi)	EX-99.h.1.vi	Addendum Number Six to Transfer Agency Agreement

23(h)(1)(viii)	EX-99.h.1.viii	Addendum Number Eight to Transfer Agency Agreement

23(h)(1)(ix)	EX-99.h.1.ix	Addendum Number Nine to Transfer Agency Agreement

23(h)(2)(ii)	EX-99.h.2.ii	Addendum Number Two to Administration and Accounting Services Agreement

23(h)(2)(iii)	EX-99.h.2.iii	Addendum Number Three to Administration and Accounting Services Agreement

23(h)(2)(vi)	EX-99.h.2.vi	Addendum Number Six to Administration and Accounting Services Agreement

23(h)(2)(viii)	EX-99.h.2.viii	Addendum Number Eight to Administration and Accounting Services Agreement

23(h)(2)(ix)	EX-99.h.2.ix	Addendum Number Nine to Administration and Accounting Services Agreement

26

N-1A Exhibit No.	EDGAR Exhibit No.	Description
23(h)(2)(x)	EX-99.h.2.x	Addendum Number Eleven to Administration and Accounting Services Agreement

23(h)(3)(viii)	EX-99.h.3.viii	Administration Agreement re AAM/DFA U.S. High Book-to-Market Portfolio

23(h)(3)(xii)	EX-99.h.3.xii	Administration Agreement re U.S. Large Company Institutional Index Portfolio

23(j)(1)	EX-99.j.1	Consent of Auditor

27